UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET EQUITY 500 INDEX FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Equity 500 Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Equity 500 Index II Portfolio (the “Portfolio”). The investment objective of the Fund is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Administrative Shares was 28.32%, and the Index was 28.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Economic recovery gathered pace in the first quarter of 2021 on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. The Democratic Party’s victory in Georgia at the start of the year paved way for further stimulus measures, resulting in the S&P 500 Index gaining 6.17% during the quarter. In addition, the infection rate continued to trend down and the vaccine rollout accelerated during the period with the vaccination goal being raised from 100 million to 200 million. The quarter closed with the Fed indicating that there would be no rate hikes before 2024. Energy (30.85%) and financials (15.99%) were the best performing sectors while information technology (1.97%) and consumer staples (1.15%) languished at the bottom.
The S&P 500 Index gained 8.55% during the second quarter as the pandemic was reined in, consumer spending increased, growth stocks rebounded, first-quarter earnings grew strongly and the prospects of fiscal stimulus improved in the context of President Biden concluding a bipartisan deal to boost infrastructure spending by US$600 billion. During the quarter, the U.S. president completed 100 days in office and outlined two more spending packages – a US$2.3 trillion American Jobs Plan and a US$1.8 trillion American Families Plan, with many key tax credits from the Rescue bill being extended or made permanent. Real estate (13.09%) and information technology (11.56%) were the best performing sectors while utilities (–0.41%) was the only sector posting negative returns on the broader Index.
The S&P 500 Index delivered modest returns of 0.58% in third quarter. In the U.S., the economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July, respectively, which are the largest additions since August 2020. Sectors like travel and tourism that were impacted by reopening had a strong contribution during the quarter. Financials (2.74%) and utilities (1.78%) were the best performing sectors while materials (–3.51%) and industrials (–4.23%) were the worst performing sectors for the quarter.
Economic activity continued to expand in the fourth quarter, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods. The S&P 500 Index gained 11.03% during the month. Real estate (17.54%) and information technology (16.69%) were the strongest performing sectors. On the other hand, communication services (–0.01%) with a flat performance was ranked at the bottom in the region.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft Corporation, Apple Inc. and NVIDIA Corporation. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Global Payments Inc., Walt Disney Company and PayPal Holdings, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

State Street Equity 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Average Annual Total Return Ten Years Ended December 31, 2021
State Street Equity 500 Index Fund Administrative Shares	28.32%	18.17%	16.26%
State Street Equity 500 Index Fund Service Shares	28.19%	18.05%	16.15%
State Street Equity 500 Index Fund Class R Shares	27.74%	17.65%	15.73%
State Street Equity 500 Index Fund Class A Shares(1)	27.94%	17.86%	15.95%
State Street Equity 500 Index Fund Class I Shares(2)	28.25%	18.16%	16.24%
State Street Equity 500 Index Fund Class K Shares(3)	28.51%	18.35%	16.39%
S&P 500® Index (4)	28.71%	18.47%	16.55%
(1)	NAV Performance shown for the periods prior to the inception of Class A shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class A shares, estimated for their first year of operations, including applicable 12b-1 fees.
(2)	NAV Performance shown for the periods prior to the inception of Class I shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class I shares, estimated for their first year of operations, including applicable 12b-1 fees.
(3)	NAV Performance shown for the periods prior to the inception of Class K shares on September 17, 2014, reflect the historical performance of the fund’s Administrative Shares. Had the fund’s Class K fees been reflected, the returns shown for those periods would have been higher.
(4)	The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 ® Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in the S&P 500 ® Index.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$3,363,274,332
Receivable for fund shares sold	14,960,858
Receivable from Adviser	54,288
Prepaid expenses and other assets	4,872
TOTAL ASSETS	3,378,294,350
LIABILITIES
Payable for investments purchased	503,770
Payable for fund shares repurchased	14,438,965
Advisory fee payable	55,542
Custodian fees payable	11,873
Administration fees payable	133,196
Distribution fees payable	70,658
Transfer agent fees payable	14,954
Sub-transfer agent fee payable	122,917
Registration and filing fees payable	146,948
Professional fees payable	20,241
Printing and postage fees payable	21,584
TOTAL LIABILITIES	15,540,648
NET ASSETS	$3,362,753,702
NET ASSETS CONSIST OF:
Paid-in Capital	$ 2,164,311,564
Total distributable earnings (loss)	1,198,442,138
NET ASSETS	$3,362,753,702
Administrative Shares
Net Assets	$ 231,075,047
Shares Outstanding	644,059
Net asset value, offering and redemption price per share	$ 358.78
Service Shares
Net Assets	$ 8,133,719
Shares Outstanding	22,692
Net asset value, offering and redemption price per share	$ 358.44
Class R Shares
Net Assets	$ 39,358,942
Shares Outstanding	109,770
Net asset value, offering and redemption price per share	$ 358.56
Class A Shares
Net Assets	$ 95,175,514
Shares Outstanding	265,248
Net asset value, offering and redemption price per share	$ 358.82
Maximum sales charge	5.25%
Maximum offering price per share	$ 378.70
Class I Shares
Net Assets	$ 38,161,942
Shares Outstanding	106,328
Net asset value, offering and redemption price per share	$ 358.91
Class K Shares
Net Assets	$2,950,848,538
Shares Outstanding	8,221,498
Net asset value, offering and redemption price per share	$ 358.92
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$2,185,510,026
Shares of affiliated State Street Equity 500 Index II Portfolio	7,783,736
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ 45,211,717
EXPENSES
Advisory fee	558,597
Administration fees	1,396,492
Sub-transfer agent fee
Class A Shares	165,102
Class I Shares	60,880
Distribution fees
Administrative Shares	372,960
Service Shares	47,900
Class R Shares	228,263
Class A Shares	206,377
Custodian fees	47,927
Trustees’ fees and expenses	21,000
Transfer agent fees	188,175
Registration and filing fees	392,660
Professional fees	32,882
Printing and postage fees	23,493
Insurance expense	7,475
Miscellaneous expenses	24,479
TOTAL EXPENSES	3,774,662
Expenses waived/reimbursed by the Adviser	(2,138,050)
NET EXPENSES	1,636,612
NET INVESTMENT INCOME (LOSS)	$ 43,575,105
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(307,034)
Capital gain distributions from the State Street Equity 500 Index II Portfolio	36,012,125
Net realized gain (loss)	35,705,091
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	612,889,016
NET REALIZED AND UNREALIZED GAIN (LOSS)	648,594,107
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$692,169,212
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 43,575,105	$ 31,009,130
Net realized gain (loss)	35,705,091	38,274,720
Net change in unrealized appreciation/depreciation	612,889,016	244,514,455
Net increase (decrease) in net assets resulting from operations	692,169,212	313,798,305
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	(5,886,900)	(4,135,400)
Service Shares	(198,578)	(364,662)
Class R Shares	(828,145)	(442,751)
Class A Shares	(2,111,087)	(943,934)
Class I Shares	(952,396)	(348,143)
Class K Shares	(78,793,757)	(32,584,762)
Total distributions to shareholders	(88,770,863)	(38,819,652)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from shares sold	15,051,512	17,299,834
Reinvestment of distributions	5,886,900	4,135,400
Cost of shares redeemed	(91,642,106)	(51,497,088)
Net increase (decrease) from capital share transactions	(70,703,694)	(30,061,854)
Service Shares
Proceeds from shares sold	4,479,330	3,437,867
Reinvestment of distributions	198,577	364,662
Cost of shares redeemed	(24,489,397)	(4,673,129)
Net increase (decrease) from capital share transactions	(19,811,490)	(870,600)
Class R Shares
Proceeds from shares sold	3,786,593	5,102,099
Reinvestment of distributions	828,145	442,751
Cost of shares redeemed	(9,563,838)	(11,825,080)
Net increase (decrease) from capital share transactions	(4,949,100)	(6,280,230)
Class A Shares
Proceeds from shares sold	17,647,656	19,813,744
Reinvestment of distributions	2,107,809	941,800
Cost of shares redeemed	(10,182,286)	(17,563,046)
Net increase (decrease) from capital share transactions	9,573,179	3,192,498
Class I Shares
Proceeds from shares sold	14,432,402	8,350,218
Reinvestment of distributions	952,395	348,143
Cost of shares redeemed	(5,273,666)	(4,712,625)
Net increase (decrease) from capital share transactions	10,111,131	3,985,736
Class K Shares
Proceeds from shares sold	1,129,718,594	936,654,587
Reinvestment of distributions	78,793,757	32,584,653
Cost of shares redeemed	(546,574,592)	(238,194,915)
Net increase (decrease) from capital share transactions	661,937,759	731,044,325
Net increase (decrease) in net assets from beneficial interest transactions	586,157,785	701,009,875
Net increase (decrease) in net assets during the period	1,189,556,134	975,988,528
Net assets at beginning of period	2,173,197,568	1,197,209,040
NET ASSETS AT END OF PERIOD	$3,362,753,702	$2,173,197,568
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	49,188	73,251
Reinvestment of distributions	16,341	14,531
Shares redeemed	(279,669)	(208,496)
Net increase (decrease) from share transactions	(214,140)	(120,714)
Service Shares
Shares sold	14,110	14,470
Reinvestment of distributions	552	1,282
Shares redeemed	(72,213)	(18,420)
Net increase (decrease) from share transactions	(57,551)	(2,668)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/21	Year Ended 12/31/20(a)
Class R Shares
Shares sold	11,668	21,042
Reinvestment of distributions	2,300	1,557
Shares redeemed	(29,213)	(48,388)
Net increase (decrease) from share transactions	(15,245)	(25,789)
Class A Shares
Shares sold	55,842	78,581
Reinvestment of distributions	5,850	3,309
Shares redeemed	(31,121)	(72,342)
Net increase (decrease) from share transactions	30,571	9,548
Class I Shares
Shares sold	45,037	34,372
Reinvestment of distributions	2,643	1,223
Shares redeemed	(15,804)	(19,742)
Net increase (decrease) from share transactions	31,876	15,853
Class K Shares
Shares sold	3,505,394	3,698,640
Reinvestment of distributions	218,635	114,453
Shares redeemed	(1,703,542)	(961,943)
Net increase (decrease) from share transactions	2,020,487	2,851,150
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The historical activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 286.86	$ 247.00	$ 196.40	$ 216.20	$ 188.30
Income (loss) from investment operations:
Net investment income (loss) (b)	3.57	3.58	3.90	3.40	3.80
Net realized and unrealized gain (loss)	77.70	41.19	57.30	(13.30)	36.60
Total from investment operations	81.27	44.77	61.20	(9.90)	40.40
Distributions to shareholders from:
Net investment income	(4.40)	(4.11)	(4.40)	(3.90)	(4.60)
Net realized gains	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	(9.35)	(4.91)	(10.60)	(9.90)	(12.50)
Net asset value, end of period	$ 358.78	$ 286.86	$ 247.00	$ 196.40	$ 216.20
Total return (c)	28.32%	18.14%	31.14%	(4.56)%	21.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$231,075	$246,181	$241,794	$213,270	$274,650
Ratios to Average Net Assets:
Total expenses (d)	0.25%	0.26%	0.27%	0.27%	0.26%
Net expenses (d)	0.17%	0.17%	0.17%	0.17%	0.18%
Net investment income (loss)	1.09%	1.45%	1.68%	1.51%	1.83%
Portfolio turnover rate (e)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$286.59	$246.70	$196.20	$216.00	$188.10
Income (loss) from investment operations:
Net investment income (loss) (b)	0.94	3.33	3.10	3.20	1.50
Net realized and unrealized gain (loss)	79.89	41.18	57.70	(13.30)	38.70
Total from investment operations	80.83	44.51	60.80	(10.10)	40.20
Distributions to shareholders from:
Net investment income	(4.03)	(3.82)	(4.10)	(3.70)	(4.40)
Net realized gains	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	(8.98)	(4.62)	(10.30)	(9.70)	(12.30)
Net asset value, end of period	$358.44	$286.59	$246.70	$196.20	$216.00
Total return (c)	28.19%	18.06%	30.99%	(4.66)%	21.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 8,134	$22,997	$20,457	$20,897	$27,876
Ratios to Average Net Assets:
Total expenses (d)	0.35%	0.36%	0.37%	0.37%	0.36%
Net expenses (d)	0.27%	0.27%	0.27%	0.27%	0.28%
Net investment income (loss)	0.29%	1.35%	1.36%	1.44%	0.73%
Portfolio turnover rate (e)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$286.68	$246.80	$196.20	$216.10	$188.10
Income (loss) from investment operations:
Net investment income (loss) (b)	2.52	2.41	2.90	2.40	2.90
Net realized and unrealized gain (loss)	77.04	41.07	57.10	(13.30)	36.60
Total from investment operations	79.56	43.48	60.00	(10.90)	39.50
Distributions to shareholders from:
Net investment income	(2.73)	(2.80)	(3.20)	(3.00)	(3.60)
Net realized gains	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	(7.68)	(3.60)	(9.40)	(9.00)	(11.50)
Net asset value, end of period	$358.56	$286.68	$246.80	$196.20	$216.10
Total return (c)	27.74%	17.63%	30.58%	(5.04)%	20.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,359	$35,839	$37,222	$32,099	$42,249
Ratios to Average Net Assets:
Total expenses (d)	0.70%	0.71%	0.72%	0.72%	0.71%
Net expenses (d)	0.62%	0.62%	0.62%	0.62%	0.63%
Net investment income (loss)	0.78%	0.98%	1.27%	1.06%	1.41%
Portfolio turnover rate (e)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$286.88	$247.00	$196.40	$216.30	$188.30
Income (loss) from investment operations:
Net investment income (loss) (b)	3.49	3.20	4.20	6.40	1.60
Net realized and unrealized gain (loss)	76.69	40.72	56.30	(16.60)	38.20
Total from investment operations	80.18	43.92	60.50	(10.20)	39.80
Distributions to shareholders from:
Net investment income	(3.29)	(3.24)	(3.70)	(3.70)	(3.90)
Net realized gains	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	(8.24)	(4.04)	(9.90)	(9.70)	(11.80)
Net asset value, end of period	$358.82	$286.88	$247.00	$196.40	$216.30
Total return (c)	27.94%	17.79%	30.78%	(4.72)%	21.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$95,176	$67,324	$55,604	$31,766	$ 6,293
Ratios to Average Net Assets:
Total expenses (d)	0.55%	0.56%	0.57%	0.38%	0.56%
Net expenses (d)	0.47%	0.47%	0.47%	0.28%	0.48%
Net investment income (loss)	1.07%	1.29%	1.81%	2.89%	0.79%
Portfolio turnover rate (e)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$286.96	$247.10	$196.50	$216.30	$188.40
Income (loss) from investment operations:
Net investment income (loss) (b)	4.85	4.39	3.20	4.40	8.90
Net realized and unrealized gain (loss)	76.26	40.24	58.10	(14.10)	31.40
Total from investment operations	81.11	44.63	61.30	(9.70)	40.30
Distributions to shareholders from:
Net investment income	(4.21)	(3.97)	(4.50)	(4.10)	(4.50)
Net realized gains	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	(9.16)	(4.77)	(10.70)	(10.10)	(12.40)
Net asset value, end of period	$358.91	$286.96	$247.10	$196.50	$216.30
Total return (c)	28.25%	18.07%	31.17%	(4.45)%	21.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,162	$21,365	$14,478	$14,496	$16,084
Ratios to Average Net Assets:
Total expenses (d)	0.30%	0.31%	0.24%	0.15%	0.31%
Net expenses (d)	0.22%	0.22%	0.15%	0.05%	0.23%
Net investment income (loss)	1.47%	1.75%	1.38%	1.98%	4.21%
Portfolio turnover rate (e)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 286.97	$ 247.10	$ 196.40	$ 216.20	$ 188.30
Income (loss) from investment operations:
Net investment income (loss) (b)	5.43	5.92	5.10	4.70	4.40
Net realized and unrealized gain (loss)	76.42	39.30	56.60	(14.30)	36.40
Total from investment operations	81.85	45.22	61.70	(9.60)	40.80
Distributions to shareholders from:
Net investment income	(4.95)	(4.55)	(4.80)	(4.20)	(5.00)
Net realized gains	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	(9.90)	(5.35)	(11.00)	(10.20)	(12.90)
Net asset value, end of period	$ 358.92	$ 286.97	$ 247.10	$ 196.40	$ 216.20
Total return (c)	28.51%	18.32%	31.39%	(4.42)%	21.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,950,849	$1,779,491	$827,654	$485,040	$412,903
Ratios to Average Net Assets:
Total expenses (d)	0.10%	0.11%	0.12%	0.12%	0.11%
Net expenses (d)	0.02%	0.02%	0.02%	0.02%	0.03%
Net investment income (loss)	1.65%	2.37%	2.22%	2.08%	2.14%
Portfolio turnover rate (e)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Common Stocks	98.5%
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2021

Description	% of Net Assets
Information Technology	28.7%
Health Care	13.1
Consumer Discretionary	12.4
Financials	10.5
Communication Services	10.0
TOTAL	74.7%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
COMMON STOCKS — 98.5%
COMMUNICATION SERVICES — 10.0%
Activision Blizzard, Inc.	133,600	$ 8,888,408
Alphabet, Inc. Class A (a)	51,967	150,550,478
Alphabet, Inc. Class C (a)	48,287	139,722,780
AT&T, Inc.	1,231,640	30,298,344
Cars.com, Inc. (a)	1	16
Charter Communications, Inc. Class A (a)	21,300	13,886,961
Comcast Corp. Class A	786,766	39,597,933
Discovery, Inc. Class A (a)(b)	33,003	776,891
Discovery, Inc. Class C (a)	50,604	1,158,832
DISH Network Corp. Class A (a)	41,418	1,343,600
Electronic Arts, Inc.	48,379	6,381,190
Fox Corp. Class A	58,266	2,150,015
Fox Corp. Class B	29,300	1,004,111
Interpublic Group of Cos., Inc.	66,966	2,507,877
Live Nation Entertainment, Inc. (a)	24,300	2,908,467
Lumen Technologies, Inc. (b)	167,478	2,101,849
Match Group, Inc. (a)	49,400	6,533,150
Meta Platforms, Inc. Class A (a)	408,893	137,531,160
Netflix, Inc. (a)	76,504	46,089,070
News Corp. Class A	71,188	1,588,204
News Corp. Class B	19,300	434,250
Omnicom Group, Inc.	36,491	2,673,696
Take-Two Interactive Software, Inc. (a)	20,200	3,589,944
T-Mobile US, Inc. (a)	100,875	11,699,482
Twitter, Inc. (a)	136,700	5,908,174
Verizon Communications, Inc.	714,415	37,121,003
ViacomCBS, Inc. Class B	104,981	3,168,327
Walt Disney Co. (a)	313,664	48,583,417
		708,197,629
CONSUMER DISCRETIONARY — 12.4%
Advance Auto Parts, Inc.	11,100	2,662,668
Amazon.com, Inc. (a)	75,390	251,375,893
Aptiv PLC (a)	46,919	7,739,289
AutoZone, Inc. (a)	3,576	7,496,691
Bath & Body Works, Inc.	44,821	3,128,058
Best Buy Co., Inc.	38,406	3,902,050
Booking Holdings, Inc. (a)	7,024	16,852,191
BorgWarner, Inc.	40,177	1,810,777
Caesars Entertainment, Inc. (a)	38,400	3,591,552
CarMax, Inc. (a)	27,703	3,607,762
Carnival Corp. (a)(b)	144,901	2,915,408
Chipotle Mexican Grill, Inc. (a)	4,786	8,367,124
D.R. Horton, Inc.	56,297	6,105,410
Darden Restaurants, Inc.	22,071	3,324,775
Dollar General Corp.	40,013	9,436,266
Security Description	Shares	Value
Dollar Tree, Inc. (a)	38,426	$ 5,399,621
Domino's Pizza, Inc.	6,400	3,611,712
eBay, Inc.	107,145	7,125,142
Etsy, Inc. (a)	21,900	4,794,786
Expedia Group, Inc. (a)	25,134	4,542,216
Ford Motor Co.	675,138	14,022,616
Gap, Inc.	35,834	632,470
Garmin, Ltd.	27,240	3,709,271
General Motors Co. (a)	249,823	14,647,122
Genuine Parts Co.	24,289	3,405,318
Hasbro, Inc.	21,997	2,238,855
Hilton Worldwide Holdings, Inc. (a)	49,000	7,643,510
Home Depot, Inc.	182,302	75,657,153
Las Vegas Sands Corp. (a)	58,500	2,201,940
Lennar Corp. Class A	47,606	5,529,913
LKQ Corp.	45,500	2,731,365
Lowe's Cos., Inc.	119,450	30,875,436
Marriott International, Inc. Class A (a)	47,555	7,857,988
McDonald's Corp.	128,910	34,556,904
MGM Resorts International	67,900	3,047,352
Mohawk Industries, Inc. (a)	10,431	1,900,320
Newell Brands, Inc.	63,041	1,376,815
NIKE, Inc. Class B	220,506	36,751,735
Norwegian Cruise Line Holdings, Ltd. (a)	61,600	1,277,584
NVR, Inc. (a)	550	3,249,878
O'Reilly Automotive, Inc. (a)	11,580	8,178,143
Penn National Gaming, Inc. (a)	28,100	1,456,985
Pool Corp.	7,200	4,075,200
PulteGroup, Inc.	44,762	2,558,596
PVH Corp.	11,849	1,263,696
Ralph Lauren Corp.	8,179	972,156
Ross Stores, Inc.	62,756	7,171,756
Royal Caribbean Cruises, Ltd. (a)(b)	38,000	2,922,200
Starbucks Corp.	203,430	23,795,207
Tapestry, Inc.	47,428	1,925,577
Target Corp.	84,072	19,457,624
Tesla, Inc. (a)	140,600	148,583,268
TJX Cos., Inc.	206,974	15,713,466
Tractor Supply Co.	19,826	4,730,484
Ulta Beauty, Inc. (a)	9,500	3,917,230
Under Armour, Inc. Class A (a)	31,424	665,875
Under Armour, Inc. Class C (a)	34,675	625,537
VF Corp.	58,344	4,271,948
Whirlpool Corp.	11,102	2,605,195
Wynn Resorts, Ltd. (a)	17,541	1,491,687
Yum! Brands, Inc.	50,802	7,054,366
		874,539,132
CONSUMER STAPLES — 5.8%
Altria Group, Inc.	316,129	14,981,353

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Archer-Daniels-Midland Co.	95,632	$ 6,463,767
Brown-Forman Corp. Class B	31,052	2,262,449
Campbell Soup Co.	33,782	1,468,166
Church & Dwight Co., Inc.	42,600	4,366,500
Clorox Co.	21,264	3,707,591
Coca-Cola Co.	670,800	39,718,068
Colgate-Palmolive Co.	144,923	12,367,729
Conagra Brands, Inc.	81,524	2,784,045
Constellation Brands, Inc. Class A	28,850	7,240,484
Costco Wholesale Corp.	76,255	43,289,963
Estee Lauder Cos., Inc. Class A	39,841	14,749,138
General Mills, Inc.	106,642	7,185,538
Hershey Co.	25,967	5,023,835
Hormel Foods Corp.	48,002	2,342,978
J.M. Smucker Co.	18,805	2,554,095
Kellogg Co.	43,428	2,797,632
Kimberly-Clark Corp.	59,127	8,450,431
Kraft Heinz Co.	126,818	4,552,766
Kroger Co.	117,842	5,333,529
Lamb Weston Holdings, Inc.	24,700	1,565,486
McCormick & Co., Inc.	43,184	4,172,006
Molson Coors Beverage Co. Class B	31,353	1,453,212
Mondelez International, Inc. Class A	240,115	15,922,026
Monster Beverage Corp. (a)	65,035	6,245,961
PepsiCo, Inc.	238,616	41,449,985
Philip Morris International, Inc.	268,412	25,499,140
Procter & Gamble Co.	417,926	68,364,335
Sysco Corp.	90,074	7,075,313
Tyson Foods, Inc. Class A	52,444	4,571,019
Walmart, Inc.	245,403	35,507,360
Walgreens Boots Alliance, Inc.	124,405	6,488,965
		409,954,865
ENERGY — 2.6%
APA Corp.	62,955	1,692,860
Baker Hughes Co.	151,779	3,651,803
ChampionX Corp. (a)	1	20
Chevron Corp.	332,617	39,032,605
ConocoPhillips	227,035	16,387,386
Coterra Energy, Inc.	137,178	2,606,382
Devon Energy Corp.	109,073	4,804,666
Diamondback Energy, Inc.	30,600	3,300,210
EOG Resources, Inc.	101,771	9,040,318
Exxon Mobil Corp.	730,675	44,710,003
Halliburton Co.	160,467	3,669,880
Hess Corp.	47,757	3,535,451
Kinder Morgan, Inc.	337,850	5,358,301
Marathon Oil Corp.	142,588	2,341,295
Marathon Petroleum Corp.	105,341	6,740,771
Occidental Petroleum Corp.	158,473	4,594,132
ONEOK, Inc.	79,596	4,677,061
Security Description	Shares	Value
Phillips 66	75,873	$ 5,497,758
Pioneer Natural Resources Co.	39,376	7,161,707
Schlumberger NV	240,150	7,192,492
Valero Energy Corp.	70,823	5,319,515
Williams Cos., Inc.	216,358	5,633,962
		186,948,578
FINANCIALS — 10.5%
Aflac, Inc.	108,006	6,306,470
Allstate Corp.	51,039	6,004,738
American Express Co.	108,012	17,670,763
American International Group, Inc.	142,301	8,091,235
Ameriprise Financial, Inc.	19,744	5,955,975
Aon PLC Class A	37,898	11,390,623
Arthur J Gallagher & Co.	35,800	6,074,186
Assurant, Inc.	9,885	1,540,676
Bank of America Corp.	1,243,405	55,319,088
Bank of New York Mellon Corp.	130,094	7,555,860
Berkshire Hathaway, Inc. Class B (a)	316,384	94,598,816
BlackRock, Inc.	24,616	22,537,425
Brown & Brown, Inc.	39,700	2,790,116
Capital One Financial Corp.	73,095	10,605,354
Cboe Global Markets, Inc.	18,900	2,464,560
Charles Schwab Corp.	259,104	21,790,646
Chubb, Ltd.	74,053	14,315,185
Cincinnati Financial Corp.	25,409	2,894,847
Citigroup, Inc.	341,827	20,642,933
Citizens Financial Group, Inc.	74,200	3,505,950
CME Group, Inc.	61,863	14,133,221
Comerica, Inc.	22,727	1,977,249
Discover Financial Services	52,028	6,012,356
Everest Re Group, Ltd.	6,800	1,862,656
FactSet Research Systems, Inc.	6,500	3,159,065
Fifth Third Bancorp	119,662	5,211,280
First Republic Bank	30,700	6,339,857
Franklin Resources, Inc.	46,889	1,570,313
Globe Life, Inc.	17,212	1,613,109
Goldman Sachs Group, Inc.	58,546	22,396,772
Hartford Financial Services Group, Inc.	58,967	4,071,082
Huntington Bancshares, Inc.	251,191	3,873,365
Intercontinental Exchange, Inc.	96,885	13,250,961
Invesco, Ltd.	56,811	1,307,789
JPMorgan Chase & Co.	510,443	80,828,649
KeyCorp.	168,396	3,894,999
Lincoln National Corp.	30,082	2,053,397
Loews Corp.	33,819	1,953,385
M&T Bank Corp.	23,063	3,542,016
MarketAxess Holdings, Inc.	6,900	2,837,763
Marsh & McLennan Cos., Inc.	86,919	15,108,261
MetLife, Inc.	122,470	7,653,150

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Moody's Corp.	27,732	$ 10,831,565
Morgan Stanley	247,427	24,287,434
MSCI, Inc.	14,100	8,638,929
Nasdaq, Inc.	20,875	4,383,959
Northern Trust Corp.	37,096	4,437,053
People's United Financial, Inc.	71,266	1,269,960
PNC Financial Services Group, Inc.	72,675	14,572,791
Principal Financial Group, Inc.	42,565	3,078,726
Progressive Corp.	101,949	10,465,065
Prudential Financial, Inc.	64,702	7,003,345
Raymond James Financial, Inc.	33,300	3,343,320
Regions Financial Corp.	170,846	3,724,443
S&P Global, Inc.	41,468	19,569,993
Signature Bank	10,500	3,396,435
State Street Corp. (c)	63,678	5,922,054
SVB Financial Group (a)	10,200	6,918,048
Synchrony Financial	96,876	4,494,078
T Rowe Price Group, Inc.	39,355	7,738,767
Travelers Cos., Inc.	42,106	6,586,642
Truist Financial Corp.	229,615	13,443,958
US Bancorp	232,022	13,032,676
Wells Fargo & Co.	687,803	33,000,788
Willis Towers Watson PLC	21,245	5,045,475
WR Berkley Corp.	23,800	1,960,882
Zions Bancorp NA	27,095	1,711,320
		745,563,847
HEALTH CARE — 13.1%
Abbott Laboratories	305,149	42,946,670
AbbVie, Inc.	305,080	41,307,832
ABIOMED, Inc. (a)	8,200	2,945,194
Agilent Technologies, Inc.	52,693	8,412,438
Align Technology, Inc. (a)	12,800	8,411,904
AmerisourceBergen Corp.	25,934	3,446,369
Amgen, Inc.	97,054	21,834,238
Anthem, Inc.	41,819	19,384,779
Baxter International, Inc.	85,779	7,363,269
Becton Dickinson and Co.	49,356	12,412,047
Biogen, Inc. (a)	25,584	6,138,113
Bio-Rad Laboratories, Inc. Class A (a)	3,700	2,795,609
Bio-Techne Corp.	6,800	3,517,912
Boston Scientific Corp. (a)	247,957	10,533,213
Bristol-Myers Squibb Co.	382,575	23,853,551
Cardinal Health, Inc.	49,333	2,540,156
Catalent, Inc. (a)	30,700	3,930,521
Centene Corp. (a)	101,304	8,347,450
Cerner Corp.	52,537	4,879,111
Charles River Laboratories International, Inc. (a)	9,100	3,428,698
Cigna Corp.	56,941	13,075,362
Cooper Cos., Inc.	8,500	3,560,990
CVS Health Corp.	227,494	23,468,281
Security Description	Shares	Value
Danaher Corp.	109,694	$ 36,090,423
DaVita, Inc. (a)	11,728	1,334,177
DENTSPLY SIRONA, Inc.	38,534	2,149,812
DexCom, Inc. (a)	16,600	8,913,370
Edwards Lifesciences Corp. (a)	107,430	13,917,557
Eli Lilly & Co.	136,972	37,834,406
Gilead Sciences, Inc.	215,852	15,673,014
HCA Healthcare, Inc.	41,100	10,559,412
Henry Schein, Inc. (a)	25,100	1,946,003
Hologic, Inc. (a)	43,000	3,292,080
Humana, Inc.	22,390	10,385,825
IDEXX Laboratories, Inc. (a)	14,900	9,811,054
Illumina, Inc. (a)	26,800	10,195,792
Incyte Corp. (a)	33,000	2,422,200
Intuitive Surgical, Inc. (a)	61,532	22,108,448
IQVIA Holdings, Inc. (a)	33,400	9,423,476
Johnson & Johnson	454,708	77,786,898
Laboratory Corp. of America Holdings (a)	16,475	5,176,610
McKesson Corp.	26,852	6,674,602
Medtronic PLC	231,993	23,999,676
Merck & Co., Inc.	435,772	33,397,566
Mettler-Toledo International, Inc. (a)	3,900	6,619,119
Moderna, Inc. (a)	60,700	15,416,586
Organon & Co.	46,067	1,402,740
PerkinElmer, Inc.	21,886	4,400,399
Pfizer, Inc.	969,133	57,227,304
Quest Diagnostics, Inc.	21,942	3,796,185
Regeneron Pharmaceuticals, Inc. (a)	18,142	11,457,036
ResMed, Inc.	25,600	6,668,288
STERIS PLC	17,300	4,210,993
Stryker Corp.	57,794	15,455,272
Teleflex, Inc.	8,000	2,627,840
Thermo Fisher Scientific, Inc.	68,012	45,380,327
UnitedHealth Group, Inc.	162,674	81,685,122
Universal Health Services, Inc. Class B	12,600	1,633,716
Vertex Pharmaceuticals, Inc. (a)	43,652	9,585,979
Viatris, Inc.	205,314	2,777,898
Waters Corp. (a)	10,450	3,893,670
West Pharmaceutical Services, Inc.	12,800	6,003,328
Zimmer Biomet Holdings, Inc.	36,225	4,602,024
Zoetis, Inc.	81,520	19,893,326
		926,363,260
INDUSTRIALS — 7.7%
3M Co.	99,229	17,626,047
A.O. Smith Corp.	22,200	1,905,870
Alaska Air Group, Inc. (a)	23,100	1,203,510
Allegion PLC	15,296	2,025,802
American Airlines Group, Inc. (a)	108,900	1,955,844

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
AMETEK, Inc.	40,099	$ 5,896,157
Boeing Co. (a)	95,164	19,158,416
C.H. Robinson Worldwide, Inc.	23,679	2,548,571
Carrier Global Corp.	151,379	8,210,797
Caterpillar, Inc.	93,124	19,252,456
Cintas Corp.	15,066	6,676,799
Copart, Inc. (a)	36,900	5,594,778
CSX Corp.	381,565	14,346,844
Cummins, Inc.	25,014	5,456,554
Deere & Co.	48,583	16,658,625
Delta Air Lines, Inc. (a)	114,334	4,468,173
Dover Corp.	24,950	4,530,920
Eaton Corp. PLC	68,525	11,842,490
Emerson Electric Co.	102,579	9,536,770
Equifax, Inc.	21,088	6,174,356
Expeditors International of Washington, Inc.	29,476	3,958,332
Fastenal Co.	99,616	6,381,401
FedEx Corp.	42,650	11,030,996
Fortive Corp.	63,949	4,878,669
Fortune Brands Home & Security, Inc.	23,500	2,512,150
Generac Holdings, Inc. (a)	11,300	3,976,696
General Dynamics Corp.	40,272	8,395,504
General Electric Co.	189,123	17,866,450
Honeywell International, Inc.	118,678	24,745,550
Howmet Aerospace, Inc.	64,286	2,046,223
Huntington Ingalls Industries, Inc.	7,400	1,381,876
IDEX Corp.	13,300	3,143,056
IHS Markit, Ltd.	69,500	9,237,940
Illinois Tool Works, Inc.	49,100	12,117,880
Ingersoll Rand, Inc.	69,287	4,286,787
Jacobs Engineering Group, Inc.	22,143	3,082,970
JB Hunt Transport Services, Inc.	14,300	2,922,920
Johnson Controls International PLC	124,008	10,083,090
L3Harris Technologies, Inc.	33,621	7,169,342
Leidos Holdings, Inc.	24,100	2,142,490
Lockheed Martin Corp.	42,271	15,023,536
Masco Corp.	42,884	3,011,314
Nielsen Holdings PLC	66,225	1,358,275
Norfolk Southern Corp.	41,787	12,440,408
Northrop Grumman Corp.	26,125	10,112,204
Old Dominion Freight Line, Inc.	16,350	5,859,513
Otis Worldwide Corp.	73,989	6,442,222
PACCAR, Inc.	60,139	5,307,868
Parker-Hannifin Corp.	22,389	7,122,389
Pentair PLC	29,504	2,154,677
Quanta Services, Inc.	25,707	2,947,565
Raytheon Technologies Corp.	257,901	22,194,960
Republic Services, Inc.	36,189	5,046,556
Robert Half International, Inc.	20,066	2,237,760
Security Description	Shares	Value
Rockwell Automation, Inc.	20,426	$ 7,125,610
Rollins, Inc.	38,125	1,304,256
Roper Technologies, Inc.	18,365	9,033,009
Snap-on, Inc.	9,140	1,968,573
Southwest Airlines Co. (a)	105,759	4,530,716
Stanley Black & Decker, Inc.	28,857	5,443,007
Textron, Inc.	38,033	2,936,148
Trane Technologies PLC	41,284	8,340,607
TransDigm Group, Inc. (a)	9,100	5,790,148
Union Pacific Corp.	110,898	27,938,533
United Airlines Holdings, Inc. (a)	54,900	2,403,522
United Parcel Service, Inc. Class B	125,691	26,940,609
United Rentals, Inc. (a)	12,500	4,153,625
Verisk Analytics, Inc.	27,600	6,312,948
W.W. Grainger, Inc.	7,557	3,916,340
Waste Management, Inc.	67,035	11,188,141
Westinghouse Air Brake Technologies Corp.	32,066	2,953,599
Xylem, Inc.	31,058	3,724,475
		543,693,214
INFORMATION TECHNOLOGY — 28.7%
Accenture PLC Class A	109,018	45,193,412
Adobe, Inc. (a)	82,144	46,580,577
Advanced Micro Devices, Inc. (a)	208,300	29,974,370
Akamai Technologies, Inc. (a)	27,590	3,229,134
Amphenol Corp. Class A	104,340	9,125,576
Analog Devices, Inc.	92,461	16,251,870
ANSYS, Inc. (a)	14,900	5,976,688
Apple, Inc.	2,693,996	478,372,871
Applied Materials, Inc.	155,654	24,493,713
Arista Networks, Inc. (a)	38,800	5,577,500
Autodesk, Inc. (a)	37,806	10,630,669
Automatic Data Processing, Inc.	72,552	17,889,872
Broadcom, Inc.	71,091	47,304,662
Broadridge Financial Solutions, Inc.	20,900	3,820,938
Cadence Design Systems, Inc. (a)	48,300	9,000,705
CDW Corp.	23,400	4,791,852
Ceridian HCM Holding, Inc. (a)	22,900	2,392,134
Cisco Systems, Inc.	727,990	46,132,726
Citrix Systems, Inc.	21,889	2,070,480
Cognizant Technology Solutions Corp. Class A	91,341	8,103,774
Corning, Inc.	133,226	4,960,004
DXC Technology Co. (a)	41,938	1,349,984
Enphase Energy, Inc. (a)	23,300	4,262,502
EPAM Systems, Inc. (a)	9,800	6,550,810
F5, Inc. (a)	10,241	2,506,075
Fidelity National Information Services, Inc.	104,591	11,416,108

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Fiserv, Inc. (a)	103,724	$ 10,765,514
FleetCor Technologies, Inc. (a)	14,000	3,133,760
Fortinet, Inc. (a)	23,300	8,374,020
Gartner, Inc. (a)	14,600	4,881,072
Global Payments, Inc.	50,868	6,876,336
Hewlett Packard Enterprise Co.	227,553	3,588,511
HP, Inc.	197,353	7,434,287
Intel Corp.	701,736	36,139,404
International Business Machines Corp.	154,495	20,649,802
Intuit, Inc.	48,837	31,412,935
IPG Photonics Corp. (a)	6,000	1,032,840
Jack Henry & Associates, Inc.	13,200	2,204,268
Juniper Networks, Inc.	54,949	1,962,229
Keysight Technologies, Inc. (a)	31,500	6,505,065
KLA Corp.	26,432	11,368,668
Lam Research Corp.	24,277	17,458,805
Mastercard, Inc. Class A	149,751	53,808,529
Microchip Technology, Inc.	95,166	8,285,152
Micron Technology, Inc.	192,634	17,943,857
Microsoft Corp.	1,297,658	436,428,339
Monolithic Power Systems, Inc.	7,400	3,650,642
Motorola Solutions, Inc.	29,372	7,980,372
NetApp, Inc.	40,114	3,690,087
NortonLifeLock, Inc.	98,860	2,568,383
NVIDIA Corp.	431,976	127,048,461
NXP Semiconductors NV	45,700	10,409,546
Oracle Corp.	278,035	24,247,432
Paychex, Inc.	56,307	7,685,905
Paycom Software, Inc. (a)	8,300	3,446,077
PayPal Holdings, Inc. (a)	202,745	38,233,652
PTC, Inc. (a)	19,200	2,326,080
Qorvo, Inc. (a)	18,700	2,924,493
QUALCOMM, Inc.	193,226	35,335,239
salesforce.com, Inc. (a)	168,995	42,946,699
Seagate Technology Holdings PLC	35,524	4,013,502
ServiceNow, Inc. (a)	34,300	22,264,473
Skyworks Solutions, Inc.	29,500	4,576,630
SolarEdge Technologies, Inc. (a)	9,100	2,553,187
Synopsys, Inc. (a)	26,500	9,765,250
TE Connectivity, Ltd.	56,851	9,172,340
Teledyne Technologies, Inc. (a)	8,390	3,665,507
Teradyne, Inc.	28,600	4,676,958
Texas Instruments, Inc.	159,293	30,021,952
Trimble, Inc. (a)	43,400	3,784,046
Tyler Technologies, Inc. (a)	7,100	3,819,445
VeriSign, Inc. (a)	17,101	4,340,576
Visa, Inc. Class A	289,560	62,750,548
Western Digital Corp. (a)	52,753	3,440,023
Xilinx, Inc.	43,060	9,130,012
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	9,300	$ 5,535,360
		2,034,215,276
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	38,002	11,562,489
Albemarle Corp.	20,300	4,745,531
Alcoa Corp.	1	60
Amcor PLC	267,226	3,209,384
Avery Dennison Corp.	14,070	3,047,140
Ball Corp.	56,632	5,451,963
Celanese Corp.	18,800	3,159,528
CF Industries Holdings, Inc.	38,620	2,733,524
Corteva, Inc.	127,282	6,017,893
Dow, Inc.	129,248	7,330,947
DuPont de Nemours, Inc.	90,873	7,340,721
Eastman Chemical Co.	23,136	2,797,374
Ecolab, Inc.	42,800	10,040,452
FMC Corp.	21,878	2,404,173
Freeport-McMoRan, Inc.	255,640	10,667,857
International Flavors & Fragrances, Inc.	44,476	6,700,309
International Paper Co.	67,703	3,180,687
Linde PLC	88,363	30,611,594
LyondellBasell Industries NV Class A	44,958	4,146,476
Martin Marietta Materials, Inc.	10,845	4,777,439
Mosaic Co.	62,784	2,466,783
Newmont Corp.	138,733	8,604,221
Nucor Corp.	50,948	5,815,714
Packaging Corp. of America	16,200	2,205,630
PPG Industries, Inc.	41,254	7,113,840
Sealed Air Corp.	24,923	1,681,555
Sherwin-Williams Co.	41,527	14,624,148
Vulcan Materials Co.	23,171	4,809,836
Westrock Co.	45,436	2,015,541
		179,262,809
REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	24,100	5,373,336
American Tower Corp. REIT	78,518	22,966,515
AvalonBay Communities, Inc. REIT	24,669	6,231,143
Boston Properties, Inc. REIT	24,146	2,781,136
CBRE Group, Inc. Class A (a)	57,167	6,203,191
Crown Castle International Corp. REIT	74,358	15,521,489
Digital Realty Trust, Inc. REIT	48,700	8,613,569
Duke Realty Corp. REIT	64,800	4,253,472
Equinix, Inc. REIT	15,443	13,062,307
Equity Residential REIT	59,019	5,341,219
Essex Property Trust, Inc. REIT	11,245	3,960,826
Extra Space Storage, Inc. REIT	23,200	5,260,136

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Federal Realty Investment Trust REIT	11,800	$ 1,608,576
Healthpeak Properties, Inc. REIT	96,823	3,494,342
Host Hotels & Resorts, Inc. REIT (a)	119,662	2,080,922
Iron Mountain, Inc. REIT (b)	51,081	2,673,069
Kimco Realty Corp. REIT	111,353	2,744,851
Mid-America Apartment Communities, Inc. REIT	19,800	4,542,912
Prologis, Inc. REIT	127,350	21,440,646
Public Storage REIT	26,535	9,938,950
Realty Income Corp. REIT	98,300	7,037,297
Regency Centers Corp. REIT	28,300	2,132,405
SBA Communications Corp. REIT	18,600	7,235,772
Simon Property Group, Inc. REIT	57,280	9,151,626
UDR, Inc. REIT	49,100	2,945,509
Ventas, Inc. REIT	68,197	3,486,231
Vornado Realty Trust REIT	26,468	1,107,950
Welltower, Inc. REIT	75,519	6,477,265
Weyerhaeuser Co. REIT	128,987	5,311,685
		192,978,347
UTILITIES — 2.5%
AES Corp.	113,136	2,749,205
Alliant Energy Corp.	44,000	2,704,680
Ameren Corp.	44,604	3,970,202
American Electric Power Co., Inc.	87,909	7,821,264
American Water Works Co., Inc.	31,000	5,854,660
Atmos Energy Corp.	24,000	2,514,480
CenterPoint Energy, Inc.	109,276	3,049,893
CMS Energy Corp.	50,455	3,282,098
Consolidated Edison, Inc.	61,252	5,226,021
Dominion Energy, Inc.	139,166	10,932,881
DTE Energy Co.	33,545	4,009,969
Duke Energy Corp.	132,292	13,877,431
Edison International	67,814	4,628,306
Entergy Corp.	35,998	4,055,175
Evergy, Inc.	38,999	2,675,721
Eversource Energy	59,517	5,414,857
Exelon Corp.	170,384	9,841,380
FirstEnergy Corp.	94,293	3,921,646
NextEra Energy, Inc.	338,456	31,598,252
NiSource, Inc.	65,304	1,803,043
NRG Energy, Inc.	40,702	1,753,442
Security Description	Shares	Value
Pinnacle West Capital Corp.	18,804	$ 1,327,374
PPL Corp.	133,019	3,998,551
Public Service Enterprise Group, Inc.	89,988	6,004,899
Sempra Energy	55,462	7,336,513
Southern Co.	182,159	12,492,464
WEC Energy Group, Inc.	54,682	5,307,982
Xcel Energy, Inc.	93,651	6,340,173
		174,492,562
TOTAL COMMON STOCKS (Cost $4,018,054,415)		6,976,209,519

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e)	233,022,880	233,022,880
State Street Navigator Securities Lending Portfolio II (c) (f)	6,637,405	6,637,405
TOTAL SHORT-TERM INVESTMENTS (Cost $239,660,285)		239,660,285
TOTAL INVESTMENTS — 101.9% (Cost $4,257,714,700)		7,215,869,804
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(137,225,756)
NET ASSETS — 100.0%		$ 7,078,644,048
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	400	03/18/2022	$94,067,436	$95,170,000	$1,102,564

During the period ended December 31, 2021, average notional value related to futures contracts was $156,242,771.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,976,209,519	$—	$—	$6,976,209,519
Short-Term Investments	239,660,285	—	—	239,660,285
TOTAL INVESTMENTS	$7,215,869,804	$—	$—	$7,215,869,804
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,102,564	—	—	1,102,564
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,102,564	$—	$—	$ 1,102,564
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$7,216,972,368	$—	$—	$7,216,972,368
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	49,678	$ 3,615,565	$ 1,625,991	$ 437,357	$(66,234)	$1,184,089	63,678	$ 5,922,054	$130,761
State Street Institutional U.S. Government Money Market Fund, Class G Shares	132,932,599	132,932,599	1,825,327,503	1,725,237,222	—	—	233,022,880	233,022,880	56,522
State Street Navigator Securities Lending Portfolio II	3,755,880	3,755,880	60,203,517	57,321,992	—	—	6,637,405	6,637,405	50,367
Total		$140,304,044	$ 1,887,157,011	$1,782,996,571	$(66,234)	$1,184,089		$245,582,339	$237,650
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value*	$6,970,287,465
Investments in affiliated issuers, at value	245,582,339
Total Investments	7,215,869,804
Net cash at broker	9,593,657
Receivable from broker — accumulated variation margin on futures contracts	1,103,590
Receivable for investments sold	119,876,970
Receivable for fund shares sold	12,320,975
Dividends receivable — unaffiliated issuers	4,195,670
Dividends receivable — affiliated issuers	42,782
Securities lending income receivable — unaffiliated issuers	96
Securities lending income receivable — affiliated issuers	987
Prepaid expenses and other assets	10,616
TOTAL ASSETS	7,363,015,147
LIABILITIES
Payable upon return of securities loaned	6,637,405
Payable for fund shares repurchased	277,334,804
Administration, custody, and transfer agent fees payable	222,191
Trustees’ fees and expenses payable	1,834
Registration and filing fees payable	53,342
Professional fees payable	43,229
Printing and postage fees payable	13,129
Accrued expenses and other liabilities	65,165
TOTAL LIABILITIES	284,371,099
NET ASSETS	$7,078,644,048
NET ASSETS CONSIST OF:
Paid-in Capital	$4,140,000,324
Total distributable earnings (loss)	2,938,643,724
NET ASSETS	$7,078,644,048
NET ASSET VALUE PER SHARE
Net asset value per share	$ 432.09
Shares outstanding (unlimited amount authorized, no par value)	16,382,269
Net Assets	$7,078,644,048
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,013,583,594
Investments in affiliated issuers	244,131,106
Total cost of investments	$4,257,714,700
* Includes investments in securities on loan, at value	$ 6,408,021
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 82,755,970
Dividend income — affiliated issuers	187,283
Unaffiliated securities lending income	5,209
Affiliated securities lending income	50,367
Foreign taxes withheld	(11,635)
TOTAL INVESTMENT INCOME (LOSS)	82,987,194
EXPENSES
Administration, custody, and transfer agent fees	796,452
Trustees’ fees and expenses	68,415
Licensing and Registration Fees	102,964
Professional fees	94,089
Printing and postage fees	19,929
Insurance expense	16,808
Miscellaneous expenses	41,121
TOTAL EXPENSES	1,139,778
NET INVESTMENT INCOME (LOSS)	$ 81,847,416
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	67,696,247
Investments — affiliated issuers	(66,234)
Futures contracts	35,443,357
Net realized gain (loss)	103,073,370
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,331,931,799
Investments — affiliated issuers	1,184,089
Futures contracts	(2,047,166)
Net change in unrealized appreciation/depreciation	1,331,068,722
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,434,142,092
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,515,989,508
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 81,847,416	$ 62,744,062
Net realized gain (loss)	103,073,370	14,768,301
Net change in unrealized appreciation/depreciation	1,331,068,722	599,025,715
Net increase (decrease) in net assets resulting from operations	1,515,989,508	676,538,078
Distributions to shareholders	(177,080,594)	(165,181,932)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,052,984,080	1,401,873,496
Reinvestment of distributions	177,080,594	165,181,932
Cost of shares redeemed	(1,222,576,978)	(570,161,285)
Net increase (decrease) in net assets from beneficial interest transactions	1,007,487,696	996,894,143
Net increase (decrease) in net assets during the period	2,346,396,610	1,508,250,289
Net assets at beginning of period	4,732,247,438	3,223,997,149
NET ASSETS AT END OF PERIOD	$ 7,078,644,048	$4,732,247,438
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,317,152	4,588,233
Reinvestment of distributions	420,250	487,190
Shares redeemed	(3,081,038)	(2,014,344)
Net increase (decrease) from share transactions	2,656,364	3,061,079
(a)	On April 17, 2020, State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 344.77	$ 302.40	$ 235.40	$ 261.40	$ 226.20
Income (loss) from investment operations:
Net investment income (loss) (b)	5.30	5.44	5.60	5.20	5.00
Net realized and unrealized gain (loss)	92.75	49.45	68.40	(17.20)	44.20
Total from investment operations	98.05	54.89	74.00	(12.00)	49.20
Distributions to shareholders from:
Net investment income	(5.07)	(5.28)	(5.20)	(5.20)	(5.40)
Net realized gains	(5.66)	(7.24)	(1.80)	(8.80)	(8.60)
Total distributions	(10.73)	(12.52)	(7.00)	(14.00)	(14.00)
Net asset value, end of period	$ 432.09	$ 344.77	$ 302.40	$ 235.40	$ 261.40
Total return (c)	28.52%	18.30%	31.41%	(4.42)%	21.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,078,644	$4,732,247	$3,223,997	$2,634,533	$2,199,181
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.03%	0.03%	0.03%
Net expenses	0.02%	0.02%	0.02%	0.02%	0.03%
Net investment income (loss)	1.34%	1.79%	2.01%	1.93%	1.98%
Portfolio turnover rate	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2021
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	47.51%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2021, is disclosed in the Portfolio’s Schedule of Investments.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$1,103,590	$—	$1,103,590

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	35,443,357	$—	35,443,357
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(2,047,166)	$—	(2,047,166)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2022, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board.
For the period ended December 31, 2021, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, the Fund/Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Fund/Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$1,360,804,303	$366,467,512
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, corporate actions, futures contracts and wash sale loss deferrals.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$46,520,737	$42,250,126	$ 88,770,863
State Street Equity 500 Index II Portfolio	98,568,567	78,512,027	177,080,594
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$ 33,291,426	$ 5,528,226	$ 38,819,652
State Street Equity 500 Index II Portfolio	72,912,208	92,269,724	165,181,932
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Equity 500 Index Fund	$ —	$—	$35,796,880	$1,162,645,258	$1,198,442,138
State Street Equity 500 Index II Portfolio	1,541,310	—	33,383,145	2,903,719,269	2,938,643,724
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$2,200,629,074	$1,162,645,258	$ —	$1,162,645,258
State Street Equity 500 Index II Portfolio	4,313,253,099	2,945,642,812	41,923,543	2,903,719,269
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 6,408,021	$ 6,637,405	$ —	$ 6,637,405
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$6,637,405	$—	$—	$—	$6,637,405	$6,637,405
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Portfolio had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Portfolio had no outstanding loans as of December 31, 2021.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market Risk
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Share Splits
The Board authorized a 1-for-10 reverse share split for the State Street Equity 500 Index Fund and a 1-for-20 reverse share split for the State Street Equity 500 Index II Portfolio, effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share splits was to decrease the number of shares outstanding by a factor of 10 and 20 for the Fund and Portfolio, respectively, while increasing the NAV of shares outstanding by a factor of 10 and 20 for the Fund and Portfolio, respectively, resulting in no effect to the net assets of the Fund and Portfolio. The financial statements and financial highlights of the Fund and Portfolio have been adjusted to reflect the reverse share splits.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments of the Portfolio, as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund and the Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s and the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.17%	$1,115.40	$0.91	$1,024.30	$0.87
Service Shares	0.27	1,114.80	1.44	1,023.80	1.38
Class R Shares	0.62	1,112.90	3.30	1,022.10	3.16
Class A Shares	0.47	1,113.70	2.50	1,022.80	2.40
Class I Shares	0.22	1,115.10	1.17	1,024.10	1.12
Class K Shares	0.02	1,116.20	0.11	1,025.10	0.10
State Street Equity 500 Index II Portfolio	0.02	1,116.00	0.11	1,025.10	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2021 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends paid during the year ended December 31, 2021 were as follows:
Amount
State Street Equity 500 Index Fund	$42,250,126
State Street Equity 500 Index II Portfolio	78,512,027
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund and the Portfolio (the "Funds") have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, a complete Schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC's website at www.SEC.gov., and on the Fund’s and Portfolio’s website at www.ssga.com.The Fund’s and Portfolio’s Schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

40

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[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the
Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEQ5001AR

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment in corresponding affiliated Portfolio, at value	$12,936,274,488
Receivable from Adviser	179,966
Prepaid expenses and other assets	26,331
TOTAL ASSETS	12,936,480,785
LIABILITIES
Administration fees payable	601,763
Shareholder servicing fee payable	149,435
Distribution fees payable	28,664
Transfer agent fees payable	30,989
Registration and filing fees payable	82,226
Professional fees payable	21,112
Printing fees payable	22,337
Distribution payable	45,614
Accrued expenses and other liabilities	208,599
TOTAL LIABILITIES	1,190,739
NET ASSETS	$12,935,290,046
NET ASSETS CONSIST OF:
Paid-in Capital	$12,937,005,234
Total distributable earnings (loss)	(1,715,188)
NET ASSETS	$12,935,290,046
Administration Class
Net Assets	$ 663,480,392
Shares Outstanding	663,454,879
Net asset value, offering and redemption price per share	$ 1.0000
Bancroft Capital Class
Net Assets	$ 49,995
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 0.9999
Institutional Class
Net Assets	$ 80,593,913
Shares Outstanding	80,572,038
Net asset value, offering and redemption price per share	$ 1.0003
Investment Class
Net Assets	$ 6,200
Shares Outstanding	6,199
Net asset value, offering and redemption price per share	$ 1.0002
Investor Class
Net Assets	$ 131,789,526
Shares Outstanding	131,772,063
Net asset value, offering and redemption price per share	$ 1.0001
Opportunity Class
Net Assets	$ 49,997
Shares Outstanding	50,001
Net asset value, offering and redemption price per share	$ 0.9999
Premier Class
Net Assets	$ 11,646,151,441
Shares Outstanding	11,644,534,749
Net asset value, offering and redemption price per share	$ 1.0001
Trust Class
Net Assets	$ 413,168,582
Shares Outstanding	413,108,966
Net asset value, offering and redemption price per share	$ 1.0001
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$12,936,802,001
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$26,473,282
Expenses allocated from affiliated Portfolio	(9,903,107)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	16,570,175
EXPENSES
Administration fees
Administration Class	333,990
Bancroft Capital Class (a)	6
Institutional Class	53,987
Investment Class	4
Investor Class	56,549
Opportunity Class (b)	5
Premier Class	6,853,267
Trust Class	277,574
Shareholder servicing fees
Administration Class	1,335,959
Bancroft Capital Class (a)	3
Institutional Class	32,392
Investment Class	15
Investor Class	90,479
Opportunity Class (b)	3
Trust Class	321,986
Distribution fees
Administration Class	333,990
Investment Class	7
Custodian fees	69,810
Trustees’ fees and expenses	21,113
Transfer agent fees	309,393
Registration and filing fees	123,366
Professional fees and expenses	74,518
Printing and postage fees	34,999
Insurance expense	55,300
Miscellaneous expenses	62,105
TOTAL EXPENSES	10,440,820
Expenses waived/reimbursed by the Adviser	(1,466,751)
NET EXPENSES	8,974,069
NET INVESTMENT INCOME (LOSS)	$ 7,596,106
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	328,885
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(1,003,186)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(674,301)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 6,921,805
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,596,106	$ 113,163,375
Net realized gain (loss)	328,885	(1,520,746)
Net change in unrealized appreciation/depreciation	(1,003,186)	(956,676)
Net increase (decrease) in net assets resulting from operations	6,921,805	110,685,953
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	—	(2,508,291)
Bancroft Capital Class (a)	(1)	—
Institutional Class	(28,289)	(1,795,112)
Investment Class	—	(44)
Investor Class	(790)	(853,404)
Opportunity Class (b)	(1)	—
Premier Class	(7,534,333)	(105,085,131)
Trust Class	(32,775)	(3,240,782)
Total distributions to shareholders	(7,596,189)	(113,482,764)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	5,957,484,888	5,350,163,645
Reinvestment of distributions	—	967,450
Shares redeemed	(5,861,507,676)	(5,396,599,634)
Net increase (decrease) from capital share transactions	95,977,212	(45,468,539)
Bancroft Capital Class (a)
Shares sold	50,000	—
Net increase (decrease) from capital share transactions	50,000	—
Institutional Class
Shares sold	77,199,894	1,039,255,767
Reinvestment of distributions	6,990	482,800
Shares redeemed	(150,369,173)	(1,069,133,111)
Net increase (decrease) from capital share transactions	(73,162,289)	(29,394,544)
Investment Class
Reinvestment of distributions	—	22
Shares redeemed	—	(6,007)
Net increase (decrease) from capital share transactions	—	(5,985)
Investor Class
Shares sold	408,609,297	838,381,570
Reinvestment of distributions	381	818,527
Shares redeemed	(374,710,475)	(777,477,302)
Net increase (decrease) from capital share transactions	33,899,203	61,722,795
Opportunity Class (b)
Shares sold	50,001	—
Net increase (decrease) from capital share transactions	50,001	—
Premier Class
Shares sold	113,078,030,118	163,555,047,610
Reinvestment of distributions	6,680,516	88,956,761
Shares redeemed	(116,292,575,431)	(168,975,379,628)
Net increase (decrease) from capital share transactions	(3,207,864,797)	(5,331,375,257)
Trust Class
Shares sold	7,081,187,234	5,768,057,656
Reinvestment of distributions	21,904	2,294,758
Shares redeemed	(7,120,423,609)	(5,915,232,791)
Net increase (decrease) from capital share transactions	(39,214,471)	(144,880,377)
Net increase (decrease) in net assets from beneficial interest transactions	(3,190,265,141)	(5,489,401,907)
Net increase (decrease) in net assets during the period	(3,190,939,525)	(5,492,198,718)
Net assets at beginning of period	16,126,229,571	21,618,428,289
NET ASSETS AT END OF PERIOD	$ 12,935,290,046	$ 16,126,229,571
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	5,956,707,098	5,349,685,085
Reinvestment of distributions	—	967,416
Shares redeemed	(5,860,743,263)	(5,396,179,614)
Net increase (decrease) from share transactions	95,963,835	(45,527,113)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/21	Year Ended 12/31/20
Bancroft Capital Class (a)
Shares sold	50,000	—
Net increase (decrease) from share transactions	50,000	—
Institutional Class
Shares sold	77,170,375	1,038,965,842
Reinvestment of distributions	6,987	482,584
Shares redeemed	(150,309,629)	(1,069,005,350)
Net increase (decrease) from share transactions	(73,132,267)	(29,556,924)
Investment Class
Reinvestment of distributions	—	22
Shares redeemed	—	(6,005)
Net increase (decrease) from share transactions	—	(5,983)
Investor Class
Shares sold	408,507,253	838,222,166
Reinvestment of distributions	381	818,601
Shares redeemed	(374,613,664)	(777,583,480)
Net increase (decrease) from share transactions	33,893,970	61,457,287
Opportunity Class (b)
Shares sold	50,001	—
Net increase (decrease) from share transactions	50,001	—
Premier Class
Shares sold	113,051,301,766	163,528,835,580
Reinvestment of distributions	6,678,864	88,949,273
Shares redeemed	(116,265,052,910)	(168,952,575,641)
Net increase (decrease) from share transactions	(3,207,072,280)	(5,334,790,788)
Trust Class
Shares sold	7,079,718,262	5,766,928,033
Reinvestment of distributions	21,899	2,294,565
Shares redeemed	(7,118,962,285)	(5,914,161,983)
Net increase (decrease) from share transactions	(39,222,124)	(144,939,385)
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0001	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0039	0.0206	0.0174	0.0080
Net realized and unrealized gain (loss)	(0.0001)	—	(0.0001)	(0.0001)	0.0000(b)
Total from investment operations	(0.0001)	0.0039	0.0205	0.0173	0.0080
Distributions to shareholders from:
Net investment income	—	(0.0039)	(0.0203)	(0.0174)	(0.0080)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	—	(0.0039)	(0.0203)	(0.0174)	(0.0080)
Net asset value, end of period	$ 1.0000	$ 1.0001	$ 1.0001	$ 0.9999	$ 1.0000
Total return (c)	(0.01)%	0.39%	2.07%	1.75%	0.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$663,480	$567,550	$613,074	$956,750	$831,606
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.38%	0.37%	0.37%
Net expenses	0.17%	0.32%	0.37%	0.37%	0.37%
Net investment income (loss)	0.00%(d)	0.43%	2.06%	1.74%	0.80%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Bancroft Capital Class (a)
For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)
Net realized and unrealized gain (loss)	(0.0001)
Total from investment operations	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0000)(b)
Net asset value, end of period	$ 0.9999
Total return (c)	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)
Net expenses	0.15%(d)
Net investment income (loss)	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/6/18*- 12/31/18
Net asset value, beginning of period	$ 1.0003	$ 1.0002	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0054	0.0217	0.0108
Net realized and unrealized gain (loss)	0.0001	0.0002	0.0009	0.0001
Total from investment operations	0.0002	0.0056	0.0226	0.0109
Distributions to shareholders from:
Net investment income	(0.0002)	(0.0055)	(0.0225)	(0.0108)
Net asset value, end of period	$ 1.0003	$ 1.0003	$ 1.0002	$ 1.0001
Total return (b)	0.02%	0.56%	2.28%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 80,594	$153,757	$183,304	$ 55
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.16%	0.15%(c)
Net expenses	0.15%	0.15%	0.15%	0.15%(c)
Net investment income (loss)	0.03%	0.57%	2.17%	2.21%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$1.0002	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000	0.0036	0.0201	0.0164	0.0070
Net realized and unrealized gain (loss)	—	—	(0.0003)	0.0001	(0.0001)
Total from investment operations	0.0000(b)	0.0036	0.0198	0.0165	0.0069
Distributions to shareholders from:
Net investment income	—	(0.0036)	(0.0196)	(0.0164)	(0.0070)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	—	(0.0036)	(0.0196)	(0.0164)	(0.0070)
Net asset value, end of period	$1.0002	$ 1.0002	$ 1.0002	$ 1.0000	$ 0.9999
Total return (c)	0.00%(d)	0.37%	1.99%	1.67%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6	$ 6	$ 12	$ 23	$ 5,547
Ratios to Average Net Assets:
Total expenses	0.48%	0.45%	0.47%	0.47%	0.47%
Net expenses	0.17%	0.35%	0.45%	0.47%	0.47%
Net investment income (loss)	(0.03)%	0.38%	2.01%	1.18%	0.70%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0049	0.0219	0.0191	0.0055
Net realized and unrealized gain (loss)	(0.0001)	0.0002	0.0003	—	(0.0001)
Total from investment operations	(0.0001)	0.0051	0.0222	0.0191	0.0054
Voluntary expense reimbursement from Affiliate	—	—	—	—	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0050)	(0.0220)	(0.0191)	(0.0055)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	(0.0000)(b)	(0.0050)	(0.0220)	(0.0191)	(0.0055)
Net asset value, end of period	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Total return (c)	(0.01)%	0.51%	2.24%	1.92%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$131,790	$ 97,898	$ 36,424	$ 40,881	$ 34,361
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.21%	0.20%	0.20%(d)
Net expenses	0.17%	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	0.00%(e)	0.57%	2.19%	1.95%	1.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Opportunity Class (a)
For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)
Net realized and unrealized gain (loss)	(0.0001)
Total from investment operations	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0000)(b)
Net asset value, end of period	$ 0.9999
Total return (c)	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)
Net expenses	0.15%(d)
Net investment income (loss)	0.00%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0004	0.0058	0.0223	0.0199	0.0105
Net realized and unrealized gain (loss)	—	0.0001	0.0007	—	(0.0002)
Total from investment operations	0.0004	0.0059	0.0230	0.0199	0.0103
Distributions to shareholders from:
Net investment income	(0.0005)	(0.0058)	(0.0228)	(0.0199)	(0.0105)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	(0.0005)	(0.0058)	(0.0228)	(0.0199)	(0.0105)
Net asset value, end of period	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Total return (c)	0.04%	0.59%	2.32%	2.00%	1.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,646,151	$14,854,601	$20,188,261	$9,489,591	$8,303,222
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.13%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.06%	0.67%	2.23%	2.00%	1.06%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 1.0000	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0052	0.0226	0.0193	0.0099
Net realized and unrealized gain (loss)	(0.0001)	0.0001	(0.0003)	0.0001	(0.0001)
Total from investment operations	—	0.0053	0.0223	0.0194	0.0098
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0052)	(0.0222)	(0.0193)	(0.0099)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	(0.0001)	(0.0052)	(0.0222)	(0.0193)	(0.0099)
Net asset value, end of period	$ 1.0001	$ 1.0002	$ 1.0001	$ 1.0000	$ 0.9999
Total return (c)	(0.00)%(d)	0.53%	2.26%	1.96%	0.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$413,169	$452,418	$597,353	$704,123	$764,391
Ratios to Average Net Assets:
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.17%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)	0.01%	0.51%	2.26%	1.91%	0.97%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Investment Class Administration Class Trust Class Investor Class Institutional Class Bancroft Capital Class Opportunity Class Service Class	August 12, 2004 October 15, 2007 August 29, 2016 August 29, 2016 July 13, 2017 July 6, 2018 October 13, 2021 October 28, 2021 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at December 31, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended December 31, 2021, the Adviser contractually waived fees in the amount of $61,950.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2021 were $1,404,801.
As of December 31, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$1,404,801
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2021, the Fund's Administration Class shares and Investment Class shares paid $333,990 and $7 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class, Investor Class shares, Trust Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.03%, 0.25%, 0.20%, 0.03%, 0.08%, 0.08%, 0.058% and
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

0.03%, respectively, of the eligible average daily net assets of Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares, respectively. During the period ended December 31, 2021, the Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class, Investor Class shares, Trust Class shares and Opportunity Class paid SSGA FD $32,392, $15, $1,335,959, $3, $90,479, $321,986 and $3, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$7,596,189	$—	$7,596,189
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$ 113,482,764	$ —	$ 113,482,764
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Liquid Reserves Fund	$4,185	$(1,191,861)	$—	$(527,512)	$(1,715,188)
As of December 31, 2021, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Liquid Reserves Fund	$1,191,861	$—
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$12,936,802,001	$527,512	$1,055,025	$(527,513)
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around theworld, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Liquid Reserves Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Liquid Reserves Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Institutional Liquid Reserves Fund
Administration Class	0.16%	$ 999.80	$0.82(a)	$1,024.40	$0.82(a)
Bancroft Capital Class	0.15	999.90	0.48(b)	1,024.10	1.07(b)
Institutional Class	0.15	1,000.00	0.76(a)	1,024.40	0.77(a)
Investment Class	0.22	1,000.00	1.12(a)	1,024.10	1.12(a)
Investor Class	0.16	999.80	0.82(a)	1,024.40	0.82(a)
Opportunity Class	0.15	999.90	0.28(c)	1,024.40	0.77(c)
Premier Class	0.12	1,000.00	0.61(a)	1,024.60	0.61(a)
Trust Class	0.16	999.90	0.82(a)	1,024.40	0.82(a)
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on 10/13/2021.
(c)	Actual period is from commencement of operations on 10/28/2021.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

25

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2021
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

		% of Net Assets
	Certificates of Deposit	22.7%
	Other Notes	21.2
	Financial Company Commercial Paper	20.8
	Asset Backed Commercial Paper	14.1
	Other Repurchase Agreements	9.6
	Treasury Repurchase Agreements	8.5
	Government Agency Repurchase Agreements	2.1
	Treasury Debt	1.0
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	55.1%
31 to 60 Days	12.6
61 to 90 Days	8.1
Over 90 Days	24.2
Total	100.0%
Average days to maturity	36
Weighted average life	54
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—14.1%
Alinghi Funding Co. LLC(a)	0.160%	01/11/2022	01/11/2022	$ 67,000,000	$ 66,997,686
Alinghi Funding Co. LLC(a)	0.190%	04/20/2022	04/20/2022	40,000,000	39,965,411
Anglesea Funding LLC(a)	0.140%	01/05/2022	01/05/2022	100,000,000	99,998,889
Barton Capital SA(a)	0.070%	01/03/2022	01/03/2022	65,000,000	64,999,566
Bennington Stark Capital Corp. LLC(a)	0.150%	01/10/2022	01/10/2022	74,398,000	74,396,098
Collateralized Commercial Paper V Co. LLC(a)	0.180%	03/01/2022	03/01/2022	70,000,000	69,976,667
Collateralized Commercial Paper V Co. LLC(a)	0.230%	05/03/2022	05/03/2022	100,000,000	99,906,383
Ionic Capital II Trust(a)	0.150%	01/28/2022	01/28/2022	122,000,000	121,988,519
Ionic Capital II Trust(a)	0.180%	02/16/2022	02/16/2022	75,000,000	74,983,844
Ionic Capital II Trust(a)	0.220%	02/17/2022	02/17/2022	72,000,000	71,983,872
Ionic Capital III Trust(a)	0.180%	01/27/2022	01/27/2022	40,000,000	39,996,490
Lexington Parker Capital Co. LLC(a)	0.200%	01/19/2022	01/19/2022	105,200,000	105,195,059
Lexington Parker Capital Co. LLC(a)	0.220%	02/24/2022	02/24/2022	95,211,000	95,183,799
LMA Americas LLC(a)	0.080%	01/05/2022	01/05/2022	50,000,000	49,999,445
Manhattan Asset Funding Co. LLC(a)	0.220%	01/26/2022	01/26/2022	67,000,000	66,994,580
Mountcliff Funding LLC	0.090%	01/03/2022	01/03/2022	160,000,000	159,998,933
Mountcliff Funding LLC(a)	0.200%	02/03/2022	02/03/2022	100,000,000	99,986,967
Mountcliff Funding LLC(a)	0.220%	04/12/2022	04/12/2022	50,000,000	49,960,050
Regatta Funding Co. LLC(a)	0.180%	02/01/2022	02/01/2022	150,000,000	149,978,133
Ridgefield Funding Co. LLC(a)	0.280%	04/05/2022	04/05/2022	95,000,000	94,936,574
Victory Receivables Corp.(a)	0.250%	03/23/2022	03/23/2022	125,000,000	124,932,521
TOTAL ASSET BACKED COMMERCIAL PAPER					1,822,359,486
CERTIFICATES OF DEPOSIT—22.7%
Bank of Montreal(a)	0.185%	07/05/2022	07/05/2022	100,000,000	99,912,760
Bank of Montreal, SOFR + 0.15%(b)	0.200%	01/03/2022	08/02/2022	50,000,000	49,973,574
Bank of Montreal, SOFR + 0.15%(b)	0.200%	01/03/2022	09/29/2022	100,000,000	99,931,344
Bank of Nova Scotia(a)	0.200%	09/28/2022	09/28/2022	125,000,000	124,801,866
BNP Paribas(a)	0.180%	06/15/2022	06/15/2022	95,000,000	94,972,814
Canadian Imperial Bank of Commerce(a)	0.270%	01/04/2022	01/04/2022	150,000,000	150,003,163
Canadian Imperial Bank of Commerce, Bloomberg Short-Term Bank Yield Index + 0.10%(b)	0.179%	01/24/2022	01/24/2022	22,000,000	22,000,000
Canadian Imperial Bank of Commerce, SOFR + 0.30%(b)	0.350%	01/03/2022	01/06/2023	100,000,000	99,995,885
Credit Industriel et Commercial(a)	0.180%	05/03/2022	05/03/2022	160,000,000	160,020,158
Credit Industriel et Commercial(a)	0.200%	01/14/2022	01/14/2022	125,000,000	125,006,801
Credit Suisse, SOFR + 0.26%(b)	0.310%	01/03/2022	06/10/2022	150,000,000	150,001,338
Mizuho Bank Ltd.(a)	0.160%	01/18/2022	01/18/2022	150,000,000	150,006,445
Mizuho Bank Ltd.(a)	0.170%	04/01/2022	04/01/2022	150,000,000	149,980,637
Mizuho Bank Ltd.(a)	0.170%	04/18/2022	04/18/2022	75,000,000	74,983,340
MUFG Bank Ltd.(a)	0.150%	01/21/2022	01/21/2022	100,000,000	100,004,080
MUFG Bank Ltd.(a)	0.230%	01/27/2022	01/27/2022	125,000,000	125,012,829
MUFG Bank Ltd.(a)	0.320%	08/08/2022	08/08/2022	125,000,000	124,966,320
Norinchukin Bank(a)	0.110%	01/05/2022	01/05/2022	150,000,000	150,000,896
Norinchukin Bank(a)	0.150%	02/03/2022	02/03/2022	150,000,000	150,005,095
Standard Chartered Bank(a)	0.220%	04/25/2022	04/25/2022	59,000,000	58,987,362
Sumitomo Mitsui Banking Corp.(a)	0.170%	02/01/2022	02/01/2022	100,000,000	100,005,147
Sumitomo Mitsui Banking Corp.(a)	0.220%	05/05/2022	05/05/2022	74,000,000	73,986,365
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.04%(b)	0.170%	01/04/2022	01/04/2022	47,000,000	47,000,000
Sumitomo Mitsui Banking Corp., SOFR + 0.15%(b)	0.200%	01/03/2022	04/22/2022	109,000,000	109,011,187
Sumitomo Mitsui Banking Corp., SOFR + 0.15%(b)	0.200%	01/03/2022	04/25/2022	20,000,000	20,000,000
Svenska Handelsbanken AB(a)	0.150%	03/03/2022	03/03/2022	113,000,000	113,002,512
Svenska Handelsbanken AB, SOFR + 0.21%(b)	0.260%	01/03/2022	06/14/2022	53,000,000	53,006,065
Toronto Dominion Bank(a)	0.180%	06/30/2022	06/30/2022	125,000,000	124,917,709
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Westpac Banking Corp., SOFR + 0.13%(b)	0.180%	01/03/2022	07/15/2022	$ 31,000,000	$ 30,991,669
TOTAL CERTIFICATES OF DEPOSIT					2,932,487,361
FINANCIAL COMPANY COMMERCIAL PAPER—20.8%
Bank of Montreal(a)	0.080%	01/03/2022	01/03/2022	200,000,000	199,998,666
Bank of Montreal(a)	0.080%	01/05/2022	01/05/2022	150,000,000	149,998,333
Barclays Bank PLC(a)	0.270%	04/01/2022	04/01/2022	150,000,000	149,893,453
Canadian Imperial Bank of Commerce(a)	0.110%	01/18/2022	01/18/2022	100,000,000	99,996,250
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.01%(b)	0.151%	02/03/2022	02/03/2022	182,000,000	182,000,000
Credit Industriel et Commercial(a)	0.160%	03/07/2022	03/07/2022	120,000,000	119,983,720
DBS Bank Ltd.(a)	0.220%	05/02/2022	05/02/2022	100,000,000	99,908,161
DnB Bank ASA(a)	0.145%	03/28/2022	03/28/2022	125,000,000	124,952,573
ING U.S. Funding LLC(a)	0.205%	03/14/2022	03/14/2022	50,000,000	49,982,156
Kreditanstalt fuer Wiederaufbau(a)	0.140%	03/28/2022	03/28/2022	53,000,000	52,978,482
National Australia Bank Ltd., SOFR + 0.21%(b)	0.260%	01/03/2022	06/14/2022	73,250,000	73,250,000
Oversea-Chinese Banking Corp. Ltd.(a)	0.180%	03/01/2022	03/01/2022	50,000,000	49,991,667
Oversea-Chinese Banking Corp. Ltd.(a)	0.180%	03/02/2022	03/02/2022	100,000,000	99,982,208
Oversea-Chinese Banking Corp. Ltd.(a)	0.200%	05/18/2022	05/18/2022	100,000,000	99,898,033
Royal Bank of Canada(a)	0.240%	04/14/2022	04/14/2022	140,000,000	139,905,360
Skandinaviska Enskilda Banken AB(a)	0.220%	05/13/2022	05/13/2022	100,000,000	99,911,703
Skandinaviska Enskilda Banken AB(a)	0.240%	06/15/2022	06/15/2022	66,000,000	65,920,569
Societe Generale(a)	0.150%	01/03/2022	01/03/2022	87,000,000	86,999,493
Societe Generale(a)	0.155%	01/31/2022	01/31/2022	150,000,000	149,989,537
Sumitomo Mitsui Banking Corp.(a)	0.225%	03/15/2022	03/15/2022	100,000,000	99,965,672
Toronto Dominion Bank(a)	0.100%	01/13/2022	01/13/2022	100,000,000	99,997,472
UBS AG, SOFR + 0.19%(b)	0.240%	01/03/2022	07/13/2022	125,000,000	125,006,636
United Overseas Bank Ltd.(a)	0.150%	03/16/2022	03/16/2022	100,000,000	99,961,458
United Overseas Bank Ltd.(a)	0.180%	02/23/2022	02/23/2022	100,000,000	99,979,300
Westpac Banking Corp., 3 Month USD LIBOR + 0.01%(b)	0.154%	02/07/2022	02/07/2022	75,000,000	75,002,180
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,695,453,082
OTHER NOTES—21.2%
ABN Amro Bank NV(a)	0.070%	01/03/2022	01/03/2022	100,000,000	100,000,000
ABN Amro Bank NV(a)	0.080%	01/05/2022	01/05/2022	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.070%	01/03/2022	01/03/2022	345,000,000	345,000,000
Bank of Nova Scotia(a)	0.070%	01/03/2022	01/03/2022	350,000,000	350,000,000
Canadian Imperial Bank of Commerce(a)	0.050%	01/03/2022	01/03/2022	200,000,000	200,000,000
Citibank NA(a)	0.140%	01/03/2022	01/03/2022	175,000,000	175,000,000
Credit Agricole Corporate & Investment Bank(a)	0.050%	01/03/2022	01/03/2022	100,000,000	100,000,000
First Abu Dhabi Bank USA(a)	0.050%	01/03/2022	01/03/2022	233,943,000	233,943,000
ING Bank NV(a)	0.080%	01/05/2022	01/05/2022	125,000,000	125,000,000
Mizuho Bank Ltd.(a)	0.070%	01/03/2022	01/03/2022	200,000,000	200,000,000
National Australia Bank Ltd.(a)	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
National Bank Of Canada(a)	0.060%	01/03/2022	01/03/2022	200,000,000	200,000,000
Royal Bank of Canada(a)	0.050%	01/03/2022	01/03/2022	175,000,000	175,000,000
Skandinaviska Enskilda Banken AB(a)	0.050%	01/03/2022	01/03/2022	145,000,000	145,000,000
Toronto Dominion Bank(a)	0.070%	01/05/2022	01/05/2022	100,000,000	100,000,000
Toyota Motor Credit Corp.(a)	0.070%	01/06/2022	01/06/2022	100,000,000	100,000,000
Toyota Motor Credit Corp., SOFR + 0.28%(b)	0.330%	01/03/2022	12/14/2022	50,000,000	50,037,000
TOTAL OTHER NOTES					2,748,980,000
TREASURY DEBT—1.0%
U.S. Treasury Bill(a)	0.065%	05/19/2022	05/19/2022	125,000,000	124,956,320
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—2.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal National Mortgage Associations, 1.500% – 5.000% due 05/01/2026 – 01/01/2052, valued at $221,340,000); expected proceeds $217,001,808	0.100%	01/03/2022	01/03/2022	$ 217,000,000	$ 217,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 12/01/2051, valued at $51,000,582); expected proceeds $50,000,208	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					267,000,000
TREASURY REPURCHASE AGREEMENTS—8.5%
Agreement with Federal Reserve Bank of New York of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.125% due 11/30/2023, valued at $1,100,004,589); expected proceeds $1,100,004,583	0.050%	01/03/2022	01/03/2022	1,100,000,000	1,100,000,000
OTHER REPURCHASE AGREEMENTS—9.6%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $93,475,908); expected proceeds $85,001,558	0.220%	01/03/2022	01/03/2022	85,000,000	85,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by various Common Stocks, valued at $126,360,133); expected proceeds $117,202,800(c)	0.370%	01/03/2022	02/09/2022	117,000,000	117,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by various Corporate Bonds, 0.13% – 5.875% due 03/28/2022 – 01/10/2048, valued at $28,433,967); expected proceeds $27,000,682	0.130%	01/04/2022	01/04/2022	27,000,000	27,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by a U.S. Treasury Bond, 3.000% due 02/21/2024, and various Corporate Bonds, 0.330% – 7.500% due 07/29/2022 – 12/31/2099, valued at $105,484,183); expected proceeds $100,002,333	0.130%	01/05/2022	01/04/2022	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by a U.S. Treasury Bond, 3.000% due 02/21/2024, U.S. Treasury Strips, 0.000% due 05/15/2025 – 11/15/2039, and various Corporate Bonds, 0.000% – 7.700% due 03/31/2022 – 05/15/2097, valued at $141,483,367); expected proceeds $133,003,362	0.130%	01/06/2022	01/06/2022	133,000,000	133,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $44,280,013); expected proceeds $41,000,512	0.150%	01/03/2022	01/03/2022	41,000,000	41,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by various Common Stocks, valued at $75,600,005); expected proceeds $70,002,994	0.220%	01/03/2022	01/04/2022	$ 70,000,000	$ 70,000,000
Barclays Bank PLC Tri Party Repo Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Corporate Bonds, 0.440% – 13.500% due 03/01/2022 – 01/01/2999, valued at $143,750,399); expected proceeds $125,091,667(c)	0.440%	01/03/2022	03/01/2022	125,000,000	125,000,000
Goldman Sachs & Co Tri Party Repo Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by various Common Stocks, and a Corporate Bond, 0.340% due 01/15/2025, valued at $162,000,713); expected proceeds $150,127,500(c)	0.340%	01/03/2022	03/30/2022	150,000,000	150,000,000
JPM Chase Tri Party Repo JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by various Common Stocks, valued at $108,000,000); expected proceeds $100,126,667(c)	0.380%	01/03/2022	04/22/2022	100,000,000	100,000,000
JPM Chase Tri Party Repo JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, and a Corporate Bond, 4.375% due 02/01/2022, valued at $43,293,423); expected proceeds $40,050,244(c)	0.380%	01/03/2022	04/29/2022	40,000,000	40,000,000
Scotia Capital USA, Inc. Tri Party Repo Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.550% – 6.625% due 08/16/2023 – 02/15/2053, valued at $110,581,709); expected proceeds $100,165,611.	0.220%	01/03/2022	01/03/2022	100,000,000	100,000,000
TD Securities USA Tri Party Repo TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by U.S. Treasury Notes, 1.000% – 2.250% due 12/15/2024 – 02/15/2027, and various Corporate Bonds, 3.875% – 6.750% due 11/15/2022 – 02/15/2028, valued at $146,856,191); expected proceeds $135,004,725	0.180%	01/03/2022	01/05/2022	135,000,000	135,000,000
TD Securities USA Tri Party Repo TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 0.625% due 07/31/2023 – 08/15/2030, and a Corporate Bond, 5.875% due 05/01/2023, valued at $21,657,440); expected proceeds $21,000,315	0.180%	01/03/2022	01/03/2022	21,000,000	21,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,244,000,000
TOTAL INVESTMENTS –100.0% (Cost $12,935,763,761)(d)					12,935,236,249
Other Assets in Excess of Liabilities —0.0%(e)					1,040,189
NET ASSETS –100.0%					$ 12,936,276,438

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $532,000,000 or 4.1% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount shown represents less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,822,359,486	$—	$ 1,822,359,486
Certificates of Deposit	—	2,932,487,361	—	2,932,487,361
Financial Company Commercial Paper	—	2,695,453,082	—	2,695,453,082
Other Notes	—	2,748,980,000	—	2,748,980,000
Treasury Debt	—	124,956,320	—	124,956,320
Government Agency Repurchase Agreements	—	267,000,000	—	267,000,000
Treasury Repurchase Agreements	—	1,100,000,000	—	1,100,000,000
Other Repurchase Agreements	—	1,244,000,000	—	1,244,000,000
Total Investments	$—	$12,935,236,249	$—	$12,935,236,249
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value	$10,324,236,249
Repurchase agreements, at value	2,611,000,000
Total Investments	12,935,236,249
Cash	617
Interest receivable — unaffiliated issuers	2,133,467
Prepaid expenses and other assets	2,112
TOTAL ASSETS	12,937,372,445
LIABILITIES
Advisory and administrator fee payable	585,092
Custody, sub-administration and transfer agent fees payable	443,606
Trustees’ fees and expenses payable	462
Professional fees payable	48,131
Printing fees payable	14,261
Accrued expenses and other liabilities	4,455
TOTAL LIABILITIES	1,096,007
NET ASSETS	$12,936,276,438
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,324,763,761
Repurchase agreements	2,611,000,000
Total cost of investments	$12,935,763,761
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$26,472,361
EXPENSES
Advisory and administrator fee	7,572,654
Custodian, sub-administrator and transfer agent fees	1,987,266
Trustees’ fees and expenses	133,584
Professional fees and expenses	152,379
Printing and postage fees	35,551
Insurance expense	4,300
Miscellaneous expenses	17,373
TOTAL EXPENSES	9,903,107
NET INVESTMENT INCOME (LOSS)	$16,569,254
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	328,885
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,003,186)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(674,301)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,894,953
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,569,254	$ 123,842,378
Net realized gain (loss)	328,885	(1,520,746)
Net change in unrealized appreciation/depreciation	(1,003,186)	(956,675)
Net increase (decrease) in net assets resulting from operations	15,894,953	121,364,957
CAPITAL TRANSACTIONS
Contributions	38,249,431,278	54,032,428,427
Withdrawals	(41,456,603,607)	(59,652,398,320)
Net increase (decrease) in net assets from capital transactions	(3,207,172,329)	(5,619,969,893)
Net increase (decrease) in net assets during the period	(3,191,277,376)	(5,498,604,936)
Net assets at beginning of period	16,127,553,814	21,626,158,750
NET ASSETS AT END OF PERIOD	$ 12,936,276,438	$ 16,127,553,814
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.10%	0.77%	2.38%	2.06%	0.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,936,276	$16,127,554	$21,626,159	$11,196,385	$9,941,806
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.06%
Net investment income (loss)	0.11%	0.72%	2.29%	2.05%	1.11%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Portfolio had invested in repurchase agreements with the gross values of $2,611,000,000 and associated collateral equal to $2,723,602,622.
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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of Independent Trustees, are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$12,935,763,761	$219,773	$747,285	$(527,512)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging
14

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,000.40	$0.36	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street ESG Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment in corresponding affiliated Portfolio, at value	$1,302,937,283
Receivable from Adviser	82,667
Prepaid expenses and other assets	2,105
TOTAL ASSETS	1,303,022,055
LIABILITIES
Administration fees payable	75,255
Shareholder servicing fee payable	157
Transfer agent fees payable	43,973
Registration and filing fees payable	53,783
Professional fees payable	11,602
Printing and postage fees payable	7,886
Distribution payable	11,907
Accrued expenses and other liabilities	376
TOTAL LIABILITIES	204,939
NET ASSETS	$ 1,302,817,116
NET ASSETS CONSIST OF:
Paid-in Capital	$1,303,038,473
Total distributable earnings (loss)	(221,357)
NET ASSETS	$ 1,302,817,116
Bancroft Capital Class
Net Assets	$ 49,994
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 0.9999
Cabrera Capital Markets Class
Net Assets	$ 49,998
Shares Outstanding	50,003
Net asset value, offering and redemption price per share	$ 0.9999
Institutional Class
Net Assets	$ 5,518,551
Shares Outstanding	5,517,811
Net asset value, offering and redemption price per share	$ 1.0001
Investor Class
Net Assets	$ 50,010
Shares Outstanding	50,001
Net asset value, offering and redemption price per share	$ 1.0002
Opportunity Class
Net Assets	$ 49,997
Shares Outstanding	50,001
Net asset value, offering and redemption price per share	$ 0.9999
Premier Class
Net Assets	$1,297,098,566
Shares Outstanding	1,296,943,212
Net asset value, offering and redemption price per share	$ 1.0001
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$1,303,049,868
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$2,096,577
Expenses allocated from affiliated Portfolio	(964,037)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	1,132,540
EXPENSES
Administration fees
Bancroft Capital Class (a)	6
Cabrera Capital Markets Class (b)	5
Institutional Class	5,744
Investor Class	25
Opportunity Class (c)	5
Premier Class	646,782
Shareholder servicing fees
Bancroft Capital Class (a)	3
Cabrera Capital Markets Class (b)	3
Institutional Class	3,448
Investor Class	40
Opportunity Class (c)	3
Custodian fees	65,218
Trustees’ fees and expenses	21,114
Transfer agent fees	164,700
Registration and filing fees	84,016
Professional fees and expenses	20,991
Printing and postage fees	1,988
Insurance expense	3,186
Miscellaneous expenses	11,129
TOTAL EXPENSES	1,028,406
Expenses waived/reimbursed by the Adviser	(944,767)
NET EXPENSES	83,639
NET INVESTMENT INCOME (LOSS)	$1,048,901
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	26,626
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(142,771)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(116,145)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 932,756
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,048,901	$ 4,467,362
Net realized gain (loss)	26,626	(133,115)
Net change in unrealized appreciation/depreciation	(142,771)	29,435
Net increase (decrease) in net assets resulting from operations	932,756	4,363,682
DISTRIBUTIONS TO SHAREHOLDERS:
Bancroft Capital Class (a)	(4)	—
Cabrera Capital Markets Class (b)	(4)	—
Institutional Class	(7,104)	(12,900)
Investor Class	(3)	(243)
Opportunity Class (c)	(3)	—
Premier Class	(1,044,067)	(4,456,306)
Total distributions to shareholders	(1,051,185)	(4,469,449)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Bancroft Capital Class (a)
Shares sold	50,000	—
Net increase (decrease) from capital share transactions	50,000	—
Cabrera Capital Markets Class (b)
Shares sold	50,000	—
Reinvestment of distributions	3	—
Net increase (decrease) from capital share transactions	50,003	—
Institutional Class
Shares sold	—	43,981,001
Shares redeemed	(17,505,250)	(21,004,700)
Net increase (decrease) from capital share transactions	(17,505,250)	22,976,301
Investor Class
Shares sold	—	1
Net increase (decrease) from capital share transactions	—	1
Opportunity Class (c)
Shares sold	50,001	—
Net increase (decrease) from capital share transactions	50,001	—
Premier Class
Shares sold	3,008,027,554	1,281,426,291
Reinvestment of distributions	914,341	4,166,367
Shares redeemed	(2,614,981,982)	(1,263,449,501)
Net increase (decrease) from capital share transactions	393,959,913	22,143,157
Net increase (decrease) in net assets from beneficial interest transactions	376,604,667	45,119,459
Net increase (decrease) in net assets during the period	376,486,238	45,013,692
Net assets at beginning of period	926,330,878	881,317,186
NET ASSETS AT END OF PERIOD	$ 1,302,817,116	$ 926,330,878
SHARES OF BENEFICIAL INTEREST:
Bancroft Capital Class (a)
Shares sold	50,000	—
Net increase (decrease) from share transactions	50,000	—
Cabrera Capital Markets Class (b)
Shares sold	50,000	—
Reinvestment of distributions	3	—
Net increase (decrease) from share transactions	50,003	—
Institutional Class
Shares sold	—	43,967,811
Shares redeemed	(17,500,000)	(21,000,000)
Net increase (decrease) from share transactions	(17,500,000)	22,967,811
Investor Class
Shares sold	—	1
Net increase (decrease) from share transactions	—	1
Opportunity Class (c)
Shares sold	50,001	—
Net increase (decrease) from share transactions	50,001	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/21	Year Ended 12/31/20
Premier Class
Shares sold	3,007,350,676	1,281,529,901
Reinvestment of distributions	914,125	4,166,376
Shares redeemed	(2,614,394,177)	(1,263,838,658)
Net increase (decrease) from share transactions	393,870,624	21,857,619
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Bancroft Capital Class (a)
For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)
Net realized and unrealized gain (loss)	—
Total from investment operations	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 0.9999
Total return (c)	(0.00)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.18%(e)
Net expenses	0.12%(e)
Net investment income (loss)	0.04%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Cabrera Capital Markets Class (a)
For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)
Net realized and unrealized gain (loss)	—
Total from investment operations	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 0.9999
Total return (c)	(0.00)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.18%(e)
Net expenses	0.12%(e)
Net investment income (loss)	0.05%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0002	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0054	0.0006
Net realized and unrealized gain (loss)	—	0.0002	0.0000(b)
Total from investment operations	0.0000(b)	0.0056	0.0006
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0054)	(0.0006)
Net asset value, end of period	$ 1.0001	$ 1.0002	$ 1.0000
Total return (c)	0.04%	0.56%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 5,519	$ 23,023	$ 50
Ratios to Average Net Assets:
Total expenses	0.19%	0.22%	0.31%(d)
Net expenses	0.11%	0.11%	0.11%(d)
Net investment income (loss)	0.06%	0.12%	1.85%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0002	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0049	0.0006
Net realized and unrealized gain (loss)	—	0.0002	0.0000(b)
Total from investment operations	0.0001	0.0051	0.0006
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0049)	(0.0006)
Total distributions	(0.0001)	(0.0049)	(0.0006)
Net asset value, end of period	$ 1.0002	$ 1.0002	$ 1.0000
Total return (c)	0.01%	0.51%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.23%	0.29%	0.36%(d)
Net expenses	0.16%	0.16%	0.16%(d)
Net investment income (loss)	0.00%(e)	0.49%	1.80%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Opportunity Class (a)
For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)
Net realized and unrealized gain (loss)	—
Total from investment operations	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 0.9999
Total return (c)	(0.00)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.18%(e)
Net expenses	0.12%(e)
Net investment income (loss)	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/04/2019 *- 12/31/19
Net asset value, beginning of period	$ 1.0002	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0058	0.0013
Net realized and unrealized gain (loss)	—	0.0002	0.0000(b)
Total from investment operations	0.0000(b)	0.0060	0.0013
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0058)	(0.0013)
Total distributions	(0.0001)	(0.0058)	(0.0013)
Net asset value, end of period	$ 1.0001	$ 1.0002	$ 1.0000
Total return (c)	0.07%	0.60%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,297,099	$903,258	$881,217
Ratios to Average Net Assets:
Total expenses	0.15%	0.21%	0.23%(d)
Net expenses	0.08%	0.08%	0.08%(d)
Net investment income (loss)	0.08%	0.61%	1.75%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street ESG Liquid Reserves Fund	Premier Class Institutional Class Investor Class Bancroft Capital Class Cabrera Capital Market Class Opportunity Class Administration Class Investment Class	December 4, 2019 December 20, 2019 December 20, 2019 October 13, 2021 October 20, 2021 October 28, 2021 Not commenced Not commenced	Diversified
The Fund was formed on December 3, 2019 and commenced operations on December 4, 2019.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at December 31, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended December 31, 2021, the Adviser contractually waived fees in the amount of $422,709.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Additionally, the Adviser currently intends to voluntarily waive a portion of its fees and/or reimburse the Fund in the annualized amount of 0.04% of the average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2021, the Adviser voluntarily waived expenses in the amount of $522,058.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
There were not any such waivers or reimbursements by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2021.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investor Class shares, Cabrera Capital Market Class shares, Opportunity Class and Bancroft Capital Class shares made payments for these services at an annual rate up to 0.03%, 0.08%, 0.08%, 0.08% and 0.08%, respectively, of the eligible average daily net assets of Institutional Class shares and Investor Class shares, respectively. During the period ended December 31, 2021, the Fund’s Institutional Class shares, Investor Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares and Opportunity Class shares paid SSGA FD $3,448, $40, $3, $3 and $3, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street ESG Liquid Reserves Fund	$1,051,185	$—	$1,051,185
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street ESG Liquid Reserves Fund	$ 4,469,449	$ —	$ 4,469,449
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street ESG Liquid Reserves Fund	$—	$(106,489)	$—	$(112,583)	$(219,072)
As of December 31, 2021, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street ESG Liquid Reserves Fund	$106,489	$—
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Fund	$1,303,049,866	$—	$112,583	$(112,583)
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street ESG Liquid Reserves Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street ESG Liquid Reserves Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from December 4, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from December 4, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Fund
Bancroft Capital Class	0.12%	$1,000.00	$0.36(b)	$1,024.40	$0.82
Cabrera Capital Markets Class	0.12	1,000.00	0.25(c)	1,024.60	0.61
Institutional Class	0.11	1,000.00	0.56(a)	1,024.70	0.56
Investor Class	0.16	999.90	0.76(a)	1,024.40	0.77
Opportunity Class	0.12	1,000.00	0.22(d)	1,024.60	0.61
Premier Class	0.08	1,000.20	0.41(a)	1,024.80	0.41
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on 10/13/2021.
(c)	Actual period is from commencement of operations on 10/20/2021.
(d)	Actual period is from commencement of operations on 10/28/2021.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2021.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2021
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2021

% of Net Assets
Government Agency Repurchase Agreements	21.7%
Certificates of Deposit	20.3
Financial Company Commercial Paper	20.2
Asset Backed Commercial Paper	12.0
Treasury Repurchase Agreements	11.0
Other Repurchase Agreements	8.1
Other Notes	5.5
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	52.4%
31 to 60 Days	11.3
61 to 90 Days	6.4
Over 90 Days	28.7
Total	98.8%
Average days to maturity	40
Weighted average life	55
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—12.0%
Albion Capital LLC(a)	0.260%	02/22/2022	02/22/2022	$ 5,500,000	$ 5,498,535
Alinghi Funding Co. LLC(a)	0.190%	04/20/2022	04/20/2022	4,000,000	3,996,541
Alinghi Funding Co. LLC(a)	0.210%	05/24/2022	05/24/2022	8,000,000	7,989,952
Antalis SA(a)	0.180%	01/26/2022	01/26/2022	5,000,000	4,999,523
Antalis SA(a)	0.180%	03/01/2022	03/01/2022	7,000,000	6,997,550
Antalis SA(a)	0.210%	02/16/2022	02/16/2022	12,000,000	11,997,117
Antalis SA(a)	0.220%	04/19/2022	04/19/2022	10,000,000	9,991,734
Barton Capital SA(a)	0.070%	01/03/2022	01/03/2022	5,000,000	4,999,967
Britannia Funding Co. LLC(a)	0.170%	03/10/2022	03/10/2022	5,000,000	4,997,623
Britannia Funding Co. LLC(a)	0.200%	02/10/2022	02/10/2022	16,000,000	15,996,684
Columbia Funding Co. LLC(a)	0.160%	01/06/2022	01/06/2022	10,000,000	9,999,867
Columbia Funding Co. LLC(a)	0.180%	04/12/2022	04/12/2022	9,000,000	8,992,146
Columbia Funding Co. LLC(a)	0.260%	05/10/2022	05/10/2022	13,000,000	12,984,508
Mackinac Funding Co. LLC(a)	0.170%	01/12/2022	01/12/2022	7,000,000	6,999,804
Mackinac Funding Co. LLC(a)	0.170%	03/10/2022	03/10/2022	5,000,000	4,997,556
Mackinac Funding Co. LLC(a)	0.180%	03/16/2022	03/16/2022	15,000,000	14,991,719
Mackinac Funding Co. LLC(a)	0.220%	04/12/2022	04/12/2022	10,000,000	9,991,557
Mont Blanc Capital Corp.(a)	0.150%	02/28/2022	02/28/2022	10,000,000	9,996,771
TOTAL ASSET BACKED COMMERCIAL PAPER					156,419,154
CERTIFICATES OF DEPOSIT—20.3%
Bank of Montreal(a)	0.180%	07/06/2022	07/06/2022	5,000,000	4,995,459
Bank of Montreal(a)	0.185%	07/05/2022	07/05/2022	10,000,000	9,991,276
Bank of Montreal, 3 Month USD LIBOR + 0.02%(b)	0.170%	02/11/2022	02/11/2022	10,000,000	10,000,375
Bank of Montreal, SOFR + 0.15%(b)	0.200%	01/03/2022	07/26/2022	10,000,000	9,994,888
Bank of Montreal, SOFR + 0.20%(b)	0.250%	01/03/2022	01/05/2022	10,000,000	10,000,222
Bank of Nova Scotia(a)	0.200%	09/21/2022	09/21/2022	10,000,000	9,985,068
Bank of Nova Scotia, SOFR + 0.17%(b)	0.220%	01/03/2022	02/25/2022	11,000,000	11,001,282
Canadian Imperial Bank of Commerce(a)	0.080%	01/13/2022	01/13/2022	13,000,000	12,999,991
Canadian Imperial Bank of Commerce(a)	0.270%	01/04/2022	01/04/2022	9,000,000	9,000,190
Canadian Imperial Bank of Commerce, Bloomberg Short-Term Bank Yield Index + 0.10%(b)	0.179%	01/24/2022	01/24/2022	1,500,000	1,500,000
Canadian Imperial Bank of Commerce, SOFR + 0.16%(b)	0.210%	01/03/2022	07/08/2022	3,517,000	3,516,022
Credit Suisse(a)	0.230%	03/30/2022	03/30/2022	15,000,000	14,998,996
Mitsubishi UFJ Trust and Banking Corp.(a)	0.150%	02/07/2022	02/07/2022	13,000,000	13,000,465
Mizuho Bank Ltd.(a)	0.170%	04/01/2022	04/01/2022	10,000,000	9,998,709
MUFG Bank Ltd.(a)	0.320%	08/05/2022	08/05/2022	7,000,000	6,998,266
Natixis, SOFR + 0.13%(b)	0.180%	01/03/2022	05/10/2022	10,000,000	9,999,891
Natixis, SOFR + 0.17%(b)	0.220%	01/03/2022	08/05/2022	5,000,000	4,998,434
Nordea Bank AB(a)	0.195%	07/01/2022	07/01/2022	3,750,000	3,750,489
Royal Bank of Canada(a)	0.210%	10/03/2022	10/03/2022	10,000,000	9,986,531
Standard Chartered Bank(a)	0.160%	02/04/2022	02/04/2022	10,000,000	9,999,483
Standard Chartered Bank(a)	0.220%	04/25/2022	04/25/2022	6,500,000	6,498,608
Sumitomo Mitsui Banking Corp., SOFR + 0.15%(b)	0.200%	01/03/2022	04/22/2022	8,000,000	8,000,821
Sumitomo Mitsui Banking Corp., SOFR + 0.15%(b)	0.200%	01/03/2022	04/29/2022	5,000,000	5,000,496
Sumitomo Mitsui Banking Corp., SOFR + 0.20%(b)	0.250%	01/03/2022	05/13/2022	6,000,000	6,001,396
Sumitomo Mitsui Trust Bank(a)	0.170%	04/14/2022	04/14/2022	15,000,000	14,996,835
Sumitomo Mitsui Trust Bank(a)	0.250%	05/16/2022	05/16/2022	13,000,000	12,998,474
Svenska Handelsbanken AB(a)	0.150%	03/03/2022	03/03/2022	10,000,000	10,000,222
Toronto Dominion Bank(a)	0.180%	03/11/2022	03/11/2022	5,000,000	5,000,194
Toronto Dominion Bank(a)	0.180%	06/30/2022	06/30/2022	15,000,000	14,990,125
Westpac Banking Corp., 3 Month USD LIBOR + 0.01%(b)	0.138%	01/24/2022	01/24/2022	5,000,000	5,000,059
TOTAL CERTIFICATES OF DEPOSIT					265,203,267
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER—20.2%
Australia & New Zealand Banking Group Ltd.(a)	0.130%	01/21/2022	01/21/2022	$ 15,000,000	$ 14,999,387
Bank of Nova Scotia(a)	0.230%	04/07/2022	04/07/2022	5,000,000	4,997,077
Barclays Bank PLC(a)	0.270%	04/01/2022	04/01/2022	10,000,000	9,992,897
BMW U.S. Capital LLC(a)	0.060%	01/03/2022	01/03/2022	20,000,000	19,999,900
Canadian Imperial Bank of Commerce(a)	0.180%	07/06/2022	07/06/2022	10,000,000	9,982,962
Commonwealth Bank of Australia(a)	0.205%	05/18/2022	05/18/2022	10,000,000	9,990,647
DBS Bank Ltd.(a)	0.150%	02/07/2022	02/07/2022	15,000,000	14,998,163
DBS Bank Ltd.(a)	0.150%	03/22/2022	03/22/2022	8,000,000	7,996,058
DBS Bank Ltd.(a)	0.220%	05/03/2022	05/03/2022	10,000,000	9,990,741
Macquarie Bank Ltd.(a)	0.130%	01/04/2022	01/04/2022	15,000,000	14,999,883
Macquarie Bank Ltd.(a)	0.230%	02/22/2022	02/22/2022	9,000,000	8,997,535
National Australia Bank Ltd., SOFR + 0.12%(b)	0.170%	01/03/2022	06/15/2022	10,000,000	9,996,175
Natixis(a)	0.210%	01/03/2022	01/03/2022	10,000,000	9,999,942
Royal Bank of Canada(a)	0.220%	03/16/2022	03/16/2022	10,000,000	9,996,250
Skandinaviska Enskilda Banken AB(a)	0.150%	02/14/2022	02/14/2022	15,000,000	14,998,031
Skandinaviska Enskilda Banken AB(a)	0.220%	05/04/2022	05/04/2022	15,000,000	14,987,962
Skandinaviska Enskilda Banken AB(a)	0.240%	06/15/2022	06/15/2022	7,000,000	6,991,575
Societe Generale(a)	0.150%	01/03/2022	01/03/2022	9,000,000	8,999,947
Societe Generale(a)	0.150%	01/07/2022	01/07/2022	4,000,000	3,999,946
Toronto Dominion Bank(a)	0.210%	06/23/2022	06/23/2022	6,000,000	5,991,590
Toronto Dominion Bank(a)	0.240%	05/03/2022	05/03/2022	10,000,000	9,992,381
Toronto Dominion Bank, SOFR + 0.15%(b)	0.200%	01/03/2022	09/02/2022	10,000,000	9,994,426
Toyota Credit Canada Inc(a)	0.210%	07/11/2022	07/11/2022	10,000,000	9,984,107
UBS AG, SOFR + 0.19%(b)	0.240%	01/03/2022	06/14/2022	12,000,000	12,000,466
UBS AG, SOFR + 0.19%(b)	0.240%	01/03/2022	07/13/2022	8,000,000	8,000,425
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					262,878,473
OTHER NOTES—5.5%
Australia & New Zealand Banking Group Ltd.(a)	0.070%	01/03/2022	01/03/2022	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank(a)	0.050%	01/03/2022	01/03/2022	12,000,000	12,000,000
Mizuho Bank Ltd.(a)	0.070%	01/03/2022	01/03/2022	10,350,000	10,350,000
Royal Bank of Canada(a)	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
TOTAL OTHER NOTES					72,350,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—21.7%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 12/11/2025 – 06/01/2043, Federal National Mortgage Associations, 3.000% – 5.625% due 07/15/2037 – 01/01/2052, Government National Mortgage Associations, 3.000% – 7.000% due 10/15/2029 – 12/20/2051, U.S. Treasury Bills, 0.000% due 01/20/2022 – 05/19/2022, U.S. Treasury Bonds, 2.875% – 3.000% due 05/15/2043 – 11/15/2045, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, U.S. Treasury Notes, 0.125% – 2.500% due 02/15/2022 – 12/31/2028, and a U.S. Treasury Strip, 0.000% due 11/15/2048, valued at $127,500,000); expected proceeds $125,000,521
	0.050%	01/03/2022	01/03/2022	125,000,000	125,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a Government National Mortgage Association, 2.000% due 01/20/2051, valued at $51,000,000); expected proceeds $50,000,208	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Federal Home Loan Mortgage Corporations, 3.000% – 3.500% due 12/01/2034 – 11/01/2051, and Federal National Mortgage Associations, 1.830% – 4.240% due 04/01/2030 – 06/01/2049, valued at $110,160,001); expected proceeds $108,000,450	0.050%	01/03/2022	01/03/2022	$ 108,000,000	$ 108,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					283,000,000
TREASURY REPURCHASE AGREEMENTS—11.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.625% due 10/31/2026, valued at $25,500,085); expected proceeds $25,000,104	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 0.375% – 2.000% due 06/30/2024 – 07/15/2024, valued at $33,660,257); expected proceeds $33,000,165	0.060%	01/03/2022	01/03/2022	33,000,000	33,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.000% due 01/13/2022 – 07/14/2022, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2026, and U.S. Treasury Notes, 0.125% – 3.125% due 11/30/2022 – 11/15/2028, valued at $76,500,042); expected proceeds $75,000,312	0.050%	01/03/2022	01/03/2022	75,000,000	75,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 2.500% due 03/31/2023, valued at $10,200,017); expected proceeds $10,000,042	0.050%	01/03/2022	01/03/2022	10,000,000	10,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					143,000,000
OTHER REPURCHASE AGREEMENTS—8.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/10/2021 (collateralized by various Common Stocks, valued at $17,280,054); expected proceeds $16,028,824	0.550%	01/03/2022	04/08/2022	16,000,000	16,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $21,600,030); expected proceeds $20,000,367	0.220%	01/03/2022	01/03/2022	20,000,000	20,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $8,640,002); expected proceeds $8,000,147	0.220%	01/03/2022	01/03/2022	8,000,000	8,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by various Common Stocks, valued at $18,360,777); expected proceeds $17,029,467(c)	0.520%	01/03/2022	04/22/2022	17,000,000	17,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by various Common Stocks, valued at $16,200,261); expected proceeds $15,006,475	0.370%	01/03/2022	02/09/2022	15,000,000	15,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by various Common Stocks, valued at $10,800,080); expected proceeds $10,009,250(c)	0.370%	01/03/2022	03/30/2022	$ 10,000,000	$ 10,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $4,320,063); expected proceeds $4,000,050	0.150%	01/03/2022	01/03/2022	4,000,000	4,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by various Common Stocks, valued at $16,200,038); expected proceeds $15,000,642	0.220%	01/03/2022	01/04/2022	15,000,000	15,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					105,000,000
TOTAL INVESTMENTS –98.8% (Cost $1,287,963,479)(d)					1,287,850,894
Other Assets in Excess of Liabilities —1.2%					15,087,393
NET ASSETS –100.0%					$ 1,302,938,287
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $27,000,000 or 2.1% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 156,419,154	$—	$ 156,419,154
Certificates of Deposit	—	265,203,267	—	265,203,267
Financial Company Commercial Paper	—	262,878,473	—	262,878,473
Other Notes	—	72,350,000	—	72,350,000
Government Agency Repurchase Agreements	—	283,000,000	—	283,000,000
Treasury Repurchase Agreements	—	143,000,000	—	143,000,000
Other Repurchase Agreements	—	105,000,000	—	105,000,000
Total Investments	$—	$1,287,850,894	$—	$1,287,850,894
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value	$ 756,850,894
Repurchase agreements, at value and amortized cost	531,000,000
Total Investments	1,287,850,894
Cash	82,712
Receivable for investments sold	24,998,976
Interest receivable — unaffiliated issuers	147,825
Prepaid expenses and other assets	169
TOTAL ASSETS	1,313,080,576
LIABILITIES
Payable for investments purchased	9,992,768
Advisory fee payable	58,897
Custodian, sub-administrator and transfer agent fees payable	54,585
Trustees’ fees and expenses payable	160
Professional fees payable	28,501
Printing and postage fees payable	7,378
TOTAL LIABILITIES	10,142,289
NET ASSETS	$1,302,938,287
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 756,963,479
Repurchase agreements	531,000,000
Total cost of investments	$1,287,963,479
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,098,627
EXPENSES
Advisory fee	652,517
Custodian, sub-administrator and transfer agent fees	239,205
Trustees’ fees and expenses	29,431
Professional fees and expenses	39,988
Printing and postage fees	2,645
Insurance expense	251
TOTAL EXPENSES	964,037
NET INVESTMENT INCOME (LOSS)	$1,134,590
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,626
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(142,771)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(116,145)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,018,445
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,134,590	$ 4,450,704
Net realized gain (loss)	26,626	(133,114)
Net change in unrealized appreciation/depreciation	(142,771)	29,435
Net increase (decrease) in net assets resulting from operations	1,018,445	4,347,025
CAPITAL TRANSACTIONS
Contributions	2,561,953,926	1,370,984,362
Withdrawals	(2,186,501,936)	(1,330,160,138)
Net increase (decrease) in net assets from capital transactions	375,451,990	40,824,224
Net increase (decrease) in net assets during the period	376,470,435	45,171,249
Net assets at beginning of period	926,467,852	881,296,603
NET ASSETS AT END OF PERIOD	$ 1,302,938,287	$ 926,467,852
See accompanying notes to financial statements.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/04/19*- 12/31/19
Total return (a)	0.08%	0.59%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,302,938	$926,468	$881,297
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.11%(b)
Net investment income (loss)	0.09%	0.60%	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Portfolio had invested in repurchase agreements with the gross values of $531,000,000 and associated collateral equal to $547,921,707.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Portfolio	$1,287,963,479	$10,690	$123,275	$(112,585)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street ESG Liquid Reserves Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street ESG Liquid Reserves Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from December 4, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from December 4, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.07%	$1,000.30	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
17

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

18

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
19

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGAR

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$96,803,144,217
Receivable for fund shares sold	18,490,652
Receivable from Adviser	6,545,570
Prepaid expenses and other assets	153,517
TOTAL ASSETS	96,828,333,956
LIABILITIES
Payable for fund shares repurchased	22,832,200
Administration fees payable	3,697,537
Shareholder servicing fee payable	650,552
Distribution fees payable	144,292
Transfer agent fees payable	12,197
Registration and filing fees payable	205,699
Professional fees payable	41,763
Printing fees payable	51,472
Distribution payable	479,192
Accrued expenses and other liabilities	154,262
TOTAL LIABILITIES	28,269,166
NET ASSETS	$96,800,064,790
NET ASSETS CONSIST OF:
Paid-in Capital	$96,799,996,845
Total distributable earnings (loss)	67,945
NET ASSETS	$96,800,064,790
Administration Class
Net Assets	$ 2,230,489,921
Shares Outstanding	2,230,619,770
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 100,000
Shares Outstanding	100,000
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 500,026
Shares Outstanding	500,026
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 100,005
Shares Outstanding	100,005
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 1,588,395,779
Shares Outstanding	1,588,393,746
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 428,088,223
Shares Outstanding	428,094,826
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 1,063,097,048
Shares Outstanding	1,063,098,636
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 300,001,672
Shares Outstanding	300,001,718
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$84,009,143,555
Shares Outstanding	84,009,379,012
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
December 31, 2021

Class G
Net Assets	$ 7,180,148,561
Shares Outstanding	7,180,163,451
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 63,958,558
Expenses allocated from affiliated Portfolio	(55,437,005)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	8,521,553
EXPENSES
Administration fees
Administration Class	1,173,609
Bancroft Capital Class (a)	12
Blaylock Van Class (b)	52
Cabrera Capital Markets Class (c)	11
Institutional Class	1,282,642
Investment Class	205,371
Investor Class	621,895
Opportunity Class (d)	8,122
Premier Class	36,801,478
Class G	617,768
Shareholder servicing fees
Administration Class	4,694,435
Bancroft Capital Class (a)	7
Blaylock Van Class (b)	31
Cabrera Capital Markets Class (c)	6
Institutional Class	769,585
Investment Class	1,026,857
Investor Class	995,032
Opportunity Class (d)	4,873
Distribution fees
Administration Class	1,173,609
Investment Class	410,743
Custodian fees	46,498
Trustees’ fees and expenses	21,113
Transfer agent fees	116,836
Registration and filing fees	1,495,205
Professional fees and expenses	326,950
Printing and postage fees	173,138
Insurance expense	321,859
Miscellaneous expenses	286,954
TOTAL EXPENSES	52,574,691
Expenses waived/reimbursed by the Adviser	(66,744,140)
NET EXPENSES	(14,169,449)
NET INVESTMENT INCOME (LOSS)	$ 22,691,002
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	75,104
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 22,766,106
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Blaylock Van Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(d)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,691,002	$ 259,529,268
Net realized gain (loss)	75,104	93,892
Net increase (decrease) in net assets resulting from operations	22,766,106	259,623,160
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(148,512)	(4,573,492)
Bancroft Capital Class (a)	(6)	—
Blaylock Van Class (b)	(27)	—
Cabrera Capital Markets Class (c)	(5)	—
Institutional Class	(695,423)	(7,925,882)
Investment Class	(23,973)	(1,429,968)
Investor Class	(74,003)	(2,914,910)
Opportunity Class (d)	(4,076)	—
Premier Class	(20,015,146)	(226,016,609)
Class G	(1,754,811)	(16,804,900)
Total distributions to shareholders	(22,715,982)	(259,665,761)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	26,832,484,299	31,088,369,220
Reinvestment of distributions	24,057	1,480,888
Shares redeemed	(27,152,850,731)	(30,211,781,228)
Net increase (decrease) from capital share transactions	(320,342,375)	878,068,880
Bancroft Capital Class (a)
Shares sold	100,000	—
Net increase (decrease) from capital share transactions	100,000	—
Blaylock Van Class (b)
Shares sold	500,000	—
Reinvestment of distributions	26	—
Net increase (decrease) from capital share transactions	500,026	—
Cabrera Capital Markets Class (c)
Shares sold	100,000	—
Reinvestment of distributions	5	—
Net increase (decrease) from capital share transactions	100,005	—
Institutional Class
Shares sold	35,188,173,015	48,481,712,594
Reinvestment of distributions	97,709	3,802,565
Shares redeemed	(34,949,274,786)	(48,086,318,494)
Net increase (decrease) from capital share transactions	238,995,938	399,196,665
Investment Class
Shares sold	1,025,029,018	1,624,760,440
Reinvestment of distributions	2,290	206,037
Shares redeemed	(1,079,958,501)	(1,659,948,146)
Net increase (decrease) from capital share transactions	(54,927,193)	(34,981,669)
Investor Class
Shares sold	36,818,660,683	20,279,658,576
Reinvestment of distributions	71,781	2,016,150
Shares redeemed	(36,692,616,165)	(20,070,819,894)
Net increase (decrease) from capital share transactions	126,116,299	210,854,832
Opportunity Class (d)
Shares sold	492,000,000	—
Reinvestment of distributions	1,718	—
Shares redeemed	(192,000,000)	—
Net increase (decrease) from capital share transactions	300,001,718	—
Premier Class
Shares sold	1,174,064,504,174	1,167,028,226,175
Reinvestment of distributions	14,991,772	180,794,674
Shares redeemed	(1,157,675,117,100)	(1,152,430,920,049)
Net increase (decrease) from capital share transactions	16,404,378,846	14,778,100,800
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/21	Year Ended 12/31/20
Class G
Shares sold	$ 56,547,302,653	$ 58,771,955,180
Reinvestment of distributions	1,733,882	16,631,483
Shares redeemed	(55,394,100,971)	(56,370,538,959)
Net increase (decrease) from capital share transactions	1,154,935,564	2,418,047,704
Net increase (decrease) in net assets from beneficial interest transactions	17,849,858,828	18,649,287,212
Net increase (decrease) in net assets during the period	17,849,908,952	18,649,244,611
Net assets at beginning of period	78,950,155,838	60,300,911,227
NET ASSETS AT END OF PERIOD	$ 96,800,064,790	$ 78,950,155,838
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	26,832,484,298	31,088,369,220
Reinvestment of distributions	24,057	1,480,888
Shares redeemed	(27,152,850,731)	(30,211,781,228)
Net increase (decrease) from share transactions	(320,342,376)	878,068,880
Bancroft Capital Class (a)
Shares sold	100,000	—
Net increase (decrease) from share transactions	100,000	—
Blaylock Van Class (b)
Shares sold	500,000	—
Reinvestment of distributions	26	—
Net increase (decrease) from share transactions	500,026	—
Cabrera Capital Markets Class (c)
Shares sold	100,000	—
Reinvestment of distributions	5	—
Net increase (decrease) from share transactions	100,005	—
Institutional Class
Shares sold	35,188,173,015	48,481,712,594
Reinvestment of distributions	97,709	3,802,565
Shares redeemed	(34,949,274,786)	(48,086,318,494)
Net increase (decrease) from share transactions	238,995,938	399,196,665
Investment Class
Shares sold	1,025,029,020	1,624,760,440
Reinvestment of distributions	2,290	206,037
Shares redeemed	(1,079,958,501)	(1,659,948,146)
Net increase (decrease) from share transactions	(54,927,191)	(34,981,669)
Investor Class
Shares sold	36,818,660,683	20,279,658,576
Reinvestment of distributions	71,781	2,016,150
Shares redeemed	(36,692,616,165)	(20,070,819,894)
Net increase (decrease) from share transactions	126,116,299	210,854,832
Opportunity Class (d)
Shares sold	492,000,000	—
Reinvestment of distributions	1,718	—
Shares redeemed	(192,000,000)	—
Net increase (decrease) from share transactions	300,001,718	—
Premier Class
Shares sold	1,174,064,504,174	1,167,028,226,175
Reinvestment of distributions	14,991,772	180,794,674
Shares redeemed	(1,157,675,117,100)	(1,152,430,920,049)
Net increase (decrease) from share transactions	16,404,378,846	14,778,100,800
Class G
Shares sold	56,547,302,653	58,771,955,180
Reinvestment of distributions	1,733,882	16,631,483
Shares redeemed	(55,394,100,971)	(56,370,538,959)
Net increase (decrease) from share transactions	1,154,935,564	2,418,047,704
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Blaylock Van Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

(c)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(d)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0026	0.0186	0.0150	0.0054
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0001	0.0026	0.0186	0.0150	0.0054
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0026)	(0.0186)	(0.0150)	(0.0054)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	(0.0001)	(0.0026)	(0.0186)	(0.0150)	(0.0054)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.26%	1.88%	1.51%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,230,490	$2,550,831	$1,672,762	$1,686,105	$1,909,670
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Net expenses	0.07%	0.23%	0.37%	0.37%	0.37%
Net investment income (loss)	0.01%	0.20%	1.87%	1.47%	0.50%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Bancroft Capital Class (a)
For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0001
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 1.0000
Total return (c)	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 100
Ratios to Average Net Assets:
Total expenses	0.14%(d)
Net expenses	0.04%(d)
Net investment income (loss)	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Blaylock Van Class (a)
For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0001
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 1.0000
Total return (c)	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 500
Ratios to Average Net Assets:
Total expenses	0.14%(d)
Net expenses	0.04%(d)
Net investment income (loss)	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Cabrera Capital Markets Class (a)
For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0001
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 1.0000
Total return (c)	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 100
Ratios to Average Net Assets:
Total expenses	0.14%(d)
Net expenses	0.04%(d)
Net investment income (loss)	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 1/18/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0037	0.0207	0.0170
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0001	0.0037	0.0207	0.0170
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0037)	(0.0207)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.03%	0.37%	2.09%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,588,396	$1,349,398	$950,202	$639,733
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.04%	0.14%	0.15%	0.15%(d)
Net investment income (loss)	0.03%	0.42%	1.95%	1.71%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0025	0.0178	0.0140	0.0044
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0001	0.0025	0.0178	0.0140	0.0044
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0025)	(0.0178)	(0.0140)	(0.0044)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	(0.0001)	(0.0025)	(0.0178)	(0.0140)	(0.0044)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.25%	1.79%	1.40%	0.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$428,088	$483,015	$517,997	$380,085	$432,488
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.07%	0.27%	0.45%	0.47%	0.47%
Net investment income (loss)	0.01%	0.32%	1.76%	1.42%	0.40%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0033	0.0203	0.0170	0.0071
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0001	0.0033	0.0203	0.0170	0.0071
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0033)	(0.0203)	(0.0170)	(0.0071)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	(0.0001)	(0.0033)	(0.0203)	(0.0170)	(0.0071)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.33%	2.05%	1.68%	0.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,063,097	$936,980	$726,126	$1,875,096	$1,245,204
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.07%	0.18%	0.20%	0.20%	0.20%
Net investment income (loss)	0.01%	0.35%	2.08%	1.68%	0.83%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Opportunity Class (a)
For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0001
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 1.0000
Total return (c)	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$300,002
Ratios to Average Net Assets:
Total expenses	0.15%(d)
Net expenses	0.04%(d)
Net investment income (loss)	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0039	0.0211	0.0170	0.0079
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0001	0.0039	0.0211	0.0170	0.0079
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0039)	(0.0211)	(0.0170)	(0.0079)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	(0.0001)	(0.0039)	(0.0211)	(0.0170)	(0.0079)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.03%	0.39%	2.13%	1.76%	0.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$84,009,144	$67,604,723	$52,826,660	$32,939,927	$38,921,503
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.05%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.03%	0.33%	2.08%	1.74%	0.78%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0043	0.0215	0.0180	0.0082
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	—	0.0001
Total from investment operations	0.0001	0.0043	0.0215	0.0180	0.0083
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0043)	(0.0215)	(0.0180)	(0.0083)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	(0.0001)	(0.0043)	(0.0215)	(0.0180)	(0.0083)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.03%	0.43%	2.17%	1.80%	0.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,180,149	$6,025,209	$3,607,164	$3,065,834	$4,349,842
Ratios to Average Net Assets:
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.05%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	0.03%	0.37%	2.12%	1.74%	0.95%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Bancroft Capital Class Blaylock Van Class Cabrera Capital Markets Class Class G Investment Class Investor Class Institutional Class Opportunity Class Premier Class Select Class	August 23, 2016 October 13, 2021 October 20, 2021 October 20, 2021 October 5, 2014 October 17, 2007 March 21, 2016 January 18, 2018 October 28, 2021 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.40% at December 31, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended December 31, 2021, the Adviser waived fees in the amount of $5,661,521.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2021 were $61,082,619.
As of December 31, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 4,506,387
12/31/2024	$61,082,619
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2021, the Fund's Administration Class shares and Investment Class shares paid $1,173,609 and $410,743, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.08%, 0.08%, 0.03%, 0.25%, 0.08% and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares, respectively. During the period ended December 31, 2021, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

shares, Cabrera Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $4,694,435, $7, $31, $6, $769,585, $1,026,857, $995,032 and $4,873, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$22,715,982	$—	$22,715,982
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$ 259,665,761	$ —	$ 259,665,761
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional U.S. Government Money Market Fund	$67,945	$—	$—	$—	$67,945
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional U.S. Government Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional U.S. Government Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.06%	$1,000.00	$0.31(a)	$1,024.90	$0.31
Bancroft Capital Class	0.04	1,000.10	0.14(b)	1,024.90	0.31
Blaylock Van Class	0.04	1,000.10	0.08(c)	1,025.00	0.20
Cabrera Capital Markets Class	0.04	1,000.10	0.06(d)	1,025.10	0.15
Institutional Class	0.04	1,000.10	0.20(a)	1,025.00	0.20
Investment Class	0.06	1,000.00	0.31(a)	1,024.90	0.31
Investor Class	0.06	1,000.00	0.31(a)	1,024.90	0.31
Opportunity Class	0.04	1,000.00	0.07(e)	1,025.00	0.20
Premier Class	0.04	1,000.10	0.20(a)	1,025.00	0.20
Class G	0.04	1,000.10	0.20(a)	1,025.00	0.20
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on 10/13/2021.
(c)	Actual period is from commencement of operations on 10/20/2021.
(d)	Actual period is from commencement of operations on 10/20/2021.
(e)	Actual period is from commencement of operations on 10/28/2021.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2021.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

29

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2021
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2021

% of Net Assets
Treasury Repurchase Agreements	56.2%
Treasury Debt	23.0
Government Agency Debt	15.0
Government Agency Repurchase Agreements	4.0
Other Assets in Excess of Liabilities	1.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	63.4%
31 to 60 Days	4.6
61 to 90 Days	5.7
Over 90 Days	24.5
Total	98.2%
Average days to maturity	17
Weighted average life	80
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—15.0%
Federal Farm Credit Bank, SOFR + 0.01 (a)	0.055%	01/01/2022	09/13/2022	$ 289,310,000	$ 289,304,920
Federal Farm Credit Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	05/26/2022	267,031,000	267,029,192
Federal Farm Credit Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	06/21/2022	219,681,000	219,678,440
Federal Farm Credit Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	06/30/2022	367,600,000	367,590,908
Federal Farm Credit Bank, SOFR + 0.01% (a)	0.063%	01/01/2022	09/07/2022	324,500,000	324,461,086
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.068%	01/01/2022	07/14/2023	162,800,000	162,792,436
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.070%	01/01/2022	10/27/2022	271,000,000	270,988,834
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.070%	01/01/2022	12/14/2022	361,392,000	361,378,154
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.070%	01/01/2022	03/14/2023	522,169,000	522,092,147
Federal Farm Credit Bank, SOFR + 0.02 (a)	0.070%	01/01/2022	08/21/2023	379,450,000	379,437,468
Federal Farm Credit Bank, SOFR + 0.03 (a)	0.075%	01/01/2022	06/08/2022	306,800,000	306,793,363
Federal Farm Credit Bank, SOFR + 0.03 (a)	0.075%	01/01/2022	01/12/2023	309,250,000	309,233,970
Federal Farm Credit Bank (b)	0.080%	06/16/2022	06/16/2022	43,600,000	43,584,110
Federal Farm Credit Bank, SOFR + 0.03 (a)	0.080%	01/01/2022	05/13/2022	390,900,000	390,885,816
Federal Farm Credit Bank, SOFR + 0.04% (a)	0.090%	01/01/2022	07/08/2022	275,000,000	274,992,897
Federal Farm Credit Bank, SOFR + 0.04% (a)	0.090%	01/01/2022	07/11/2022	114,500,000	114,509,022
Federal Farm Credit Bank, SOFR + 0.05% (a)	0.100%	01/01/2022	08/12/2022	477,000,000	477,073,116
Federal Farm Credit Bank, SOFR + 0.06 (a)	0.105%	01/01/2022	02/09/2023	54,700,000	54,700,000
Federal Farm Credit Bank, SOFR + 0.06% (a)	0.105%	01/01/2022	12/13/2022	329,250,000	329,275,866
Federal Farm Credit Bank, 3 Month USD MMY + 0.03% (a)	0.110%	01/01/2022	07/13/2023	75,000,000	74,994,202
Federal Farm Credit Bank, 3 Month USD MMY + 0.03 (a)	0.113%	01/01/2022	10/12/2023	275,000,000	274,977,576
Federal Farm Credit Bank, 3 Month USD MMY + 0.03 (a)	0.114%	01/01/2022	04/03/2023	226,046,000	226,046,000
Federal Farm Credit Bank, SOFR + 0.07% (a)	0.115%	01/01/2022	11/18/2022	39,250,000	39,250,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.04 (a)	0.120%	01/01/2022	05/03/2023	318,080,000	318,080,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.04% (a)	0.120%	01/01/2022	11/01/2023	300,000,000	299,977,754
Federal Farm Credit Bank, FFR + 0.06% (a)	0.135%	01/01/2022	01/19/2023	150,000,000	149,992,085
Federal Farm Credit Bank, SOFR + 0.09 (a)	0.135%	01/01/2022	10/07/2022	45,000,000	45,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.10% (a)	0.185%	01/01/2022	01/18/2022	100,000,000	99,999,819
Federal Farm Credit Bank, SOFR + 0.15% (a)	0.200%	01/01/2022	08/26/2022	22,000,000	22,017,786
Federal Farm Credit Bank (b)	0.213%	12/02/2022	12/02/2022	412,500,000	412,489,489
Federal Farm Credit Bank, 3 Month USD MMY + 0.13 (a)	0.215%	01/01/2022	02/28/2022	275,000,000	275,000,000
Federal Home Loan Bank (b)	0.006%	01/24/2022	01/24/2022	133,000,000	132,999,530
Federal Home Loan Bank (b)	0.006%	01/28/2022	01/28/2022	122,000,000	121,999,494
Federal Home Loan Bank (b)	0.011%	01/25/2022	01/25/2022	188,000,000	187,998,735
Federal Home Loan Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	03/11/2022	161,800,000	161,800,000
Federal Home Loan Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	03/14/2022	121,260,000	121,260,000
Federal Home Loan Bank, SOFR + 0.01% (a)	0.055%	01/01/2022	04/13/2022	381,000,000	381,000,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	04/14/2022	381,250,000	381,250,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	04/22/2022	323,980,000	323,980,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	06/01/2022	161,300,000	161,300,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	10/07/2022	445,545,000	445,545,000
Federal Home Loan Bank, SOFR + 0.01 (a)	0.060%	01/01/2022	10/17/2022	40,000,000	40,000,000
Federal Home Loan Bank, SOFR + 0.01% (a)	0.060%	01/01/2022	08/05/2022	348,110,000	348,110,000
Federal Home Loan Bank, SOFR + 0.01% (a)	0.060%	01/01/2022	10/07/2022	290,000,000	290,000,000
Federal Home Loan Bank (b)	0.061%	01/27/2022	01/27/2022	87,000,000	86,999,363
Federal Home Loan Bank, SOFR + 0.02 (a)	0.065%	01/01/2022	06/17/2022	273,000,000	273,000,000
Federal Home Loan Bank, SOFR + 0.02% (a)	0.065%	01/01/2022	06/24/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.06% (a)	0.110%	01/01/2022	11/23/2022	350,000,000	350,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank, SOFR + 0.06% (a)	0.110%	01/01/2022	12/16/2022	$ 250,000,000	$ 250,000,000
Federal Home Loan Bank, SOFR + 0.07% (a)	0.115%	01/01/2022	11/10/2022	150,000,000	150,000,000
Federal Home Loan Bank, SOFR + 0.12% (a)	0.170%	01/01/2022	02/28/2022	130,000,000	130,000,000
Federal Home Loan Bank (b)	0.213%	11/29/2022	11/29/2022	196,000,000	195,844,655
Federal Home Loan Mortgage Corp., SOFR + 0.08% (a)	0.125%	01/01/2022	03/14/2022	250,000,000	250,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.15% (a)	0.200%	01/01/2022	03/04/2022	200,000,000	199,991,635
Federal Home Loan Mortgage Corp., SOFR + 0.16 (a)	0.210%	01/01/2022	04/20/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.19 (a)	0.240%	01/01/2022	06/02/2022	460,000,000	460,000,000
Federal National Mortgage Assoc., SOFR + 0.20 (a)	0.250%	01/01/2022	06/15/2022	457,150,000	457,150,000
Federal National Mortgage Assoc., SOFR + 0.27 (a)	0.320%	01/01/2022	05/04/2022	299,250,000	299,509,099
TOTAL GOVERNMENT AGENCY DEBT					14,613,363,967
TREASURY DEBT—23.0%
U.S. Treasury Bill (b)	0.050%	01/20/2022	01/20/2022	1,341,086,000	1,341,052,641
U.S. Treasury Bill (b)	0.051%	01/13/2022	01/13/2022	827,900,000	827,889,741
U.S. Treasury Bill (b)	0.053%	01/27/2022	01/27/2022	376,000	375,986
U.S. Treasury Bill (b)	0.053%	03/01/2022	03/01/2022	840,730,000	840,659,589
U.S. Treasury Bill (b)	0.055%	02/01/2022	02/01/2022	850,000,000	849,963,639
U.S. Treasury Bill (b)	0.055%	02/03/2022	02/03/2022	339,700,000	339,683,911
U.S. Treasury Bill (b)	0.055%	02/15/2022	02/15/2022	401,100,000	401,073,650
U.S. Treasury Bill (b)	0.055%	02/22/2022	02/22/2022	800,000,000	799,938,889
U.S. Treasury Bill (b)	0.055%	03/08/2022	03/08/2022	417,000,000	416,959,227
U.S. Treasury Bill (b)	0.055%	03/17/2022	03/17/2022	1,086,000,000	1,085,878,881
U.S. Treasury Bill (b)	0.056%	01/11/2022	01/11/2022	1,025,261,700	1,025,248,348
U.S. Treasury Bill (b)	0.058%	04/14/2022	04/14/2022	749,900,000	749,779,538
U.S. Treasury Bill (b)	0.058%	04/21/2022	04/21/2022	754,715,000	754,581,003
U.S. Treasury Bill (b)	0.063%	05/05/2022	05/05/2022	475,000,000	474,899,392
U.S. Treasury Bill (b)	0.063%	05/12/2022	05/12/2022	450,920,000	450,820,640
U.S. Treasury Bill (b)	0.065%	03/10/2022	03/10/2022	1,751,240,000	1,751,029,702
U.S. Treasury Bill (b)	0.070%	03/24/2022	03/24/2022	777,900,000	777,778,993
U.S. Treasury Bill (b)	0.070%	03/29/2022	03/29/2022	400,000,000	399,933,889
U.S. Treasury Bill (b)	0.072%	04/05/2022	04/05/2022	1,586,200,000	1,585,901,955
U.S. Treasury Bill (b)	0.090%	06/02/2022	06/02/2022	451,870,000	451,700,549
U.S. Treasury Note (b)	0.061%	03/31/2022	03/31/2022	165,500,000	166,192,149
U.S. Treasury Note (b)	0.072%	06/30/2022	06/30/2022	117,252,000	118,214,325
U.S. Treasury Note (b)	0.078%	05/31/2022	05/31/2022	172,600,000	172,633,104
U.S. Treasury Note, 3 Month USD MMY + 0.03 (a)	0.114%	01/01/2022	07/31/2023	1,287,605,000	1,287,660,486
U.S. Treasury Note, 3 Month USD MMY + 0.03 (a)	0.119%	01/01/2022	04/30/2023	1,440,672,000	1,440,819,635
U.S. Treasury Note, 3 Month USD MMY + 0.04 (a)	0.120%	01/01/2022	10/31/2023	646,100,000	646,104,155
U.S. Treasury Note, 3 Month USD MMY + 0.05 (a)	0.134%	01/01/2022	01/31/2023	1,629,182,000	1,629,647,701
U.S. Treasury Note, 3 Month USD MMY + 0.06 (a)	0.140%	01/01/2022	07/31/2022	109,000,000	109,001,894
U.S. Treasury Note, 3 Month USD MMY + 0.06 (a)	0.140%	01/01/2022	10/31/2022	776,700,000	776,792,599
U.S. Treasury Note, 3 Month USD MMY + 0.11 (a)	0.199%	01/01/2022	04/30/2022	200,000,000	200,041,554
U.S. Treasury Note, 3 Month USD MMY + 0.15% (a)	0.239%	01/01/2022	01/31/2022	505,000,000	505,030,392
TOTAL TREASURY DEBT					22,377,288,157
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—4.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Banks, 0.375% – 5.625% due 12/08/2023 – 03/12/2038, a Federal Home Loan Bank, 0.000% due 02/01/2022, and Federal Home Loan Mortgage Corporations, 0.000% – 3.200% due 06/30/2022 – 01/21/2050, valued at $43,860,060); expected proceeds $43,000,179	0.050%	01/03/2022	01/03/2022	$ 43,000,000	$ 43,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 11/19/2021 (collateralized by Federal National Mortgage Associations, 2.000% – 2.500% due 12/01/2051, Government National Mortgage Associations, 2.000% – 4.500% due 07/20/2046 – 12/20/2051, and a U.S. Treasury Note, 1.250% due 11/30/2026, valued at $204,000,007); expected proceeds $200,020,333	0.060%	01/07/2022	01/07/2022	200,000,000	200,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 04/01/2029 – 11/01/2051, Federal National Mortgage Associations, 2.500% – 4.500% due 06/01/2025 – 09/01/2051, and Government National Mortgage Associations, 2.500% – 4.500% due 06/20/2045 – 11/20/2051, valued at $255,000,000); expected proceeds $250,001,146	0.055%	01/03/2022	01/03/2022	250,000,000	250,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.867% – 8.490% due 06/15/2029 – 04/25/2051, Federal National Mortgage Associations, 2.500% – 5.898% due 06/25/2048 – 08/25/2061, Government National Mortgage Associations, 1.625% – 6.246% due 08/20/2041 – 12/20/2051, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2022 – 07/15/2022, and U.S. Treasury Notes, 1.125% – 2.500% due 02/15/2022 – 04/30/2022, valued at $80,530,630); expected proceeds $78,417,327	0.050%	01/03/2022	01/03/2022	78,417,000	78,417,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Tennessee Valley Authorities, 0.000% – 5.880% due 09/15/2024 – 01/15/2048, and U.S. Treasury Strips, 0.000% due 08/15/2047 – 02/15/2048, valued at $66,308,651); expected proceeds $65,000,271	0.050%	01/03/2022	01/03/2022	65,000,000	65,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a Government National Mortgage Association, 2.000% due 01/20/2051, valued at $76,500,001); expected proceeds $75,000,312	0.050%	01/03/2022	01/03/2022	75,000,000	75,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 10/28/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 12/01/2048, a Federal National Mortgage Association, 2.500% due 09/01/2051, and Government National Mortgage Associations, 1.700% – 6.596% due 12/15/2024 – 12/20/2051, valued at $226,593,922); expected proceeds $220,024,567	0.060%	01/03/2022	01/03/2022	$ 220,000,000	$ 220,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 10/08/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 6.000% due 09/01/2029 – 12/01/2051, and Federal National Mortgage Associations, 1.500% – 5.500% due 06/01/2027 – 01/01/2057, valued at $255,000,000); expected proceeds $250,037,500	0.060%	01/06/2022	01/06/2022	250,000,000	250,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/06/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.902% – 6.000% due 09/01/2029 – 11/01/2051, Federal National Mortgage Associations, 1.500% – 5.500% due 06/01/2027 – 12/01/2051, and Government National Mortgage Associations, 2.500% – 3.000% due 10/20/2049 – 03/20/2051, valued at $173,400,000); expected proceeds $170,020,825 (c)	0.070%	02/07/2022	02/07/2022	170,000,000	170,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.385% – 7.000% due 09/01/2029 – 10/01/2051, and Federal National Mortgage Associations, 1.500% – 4.500% due 08/01/2034 – 05/01/2058, valued at $102,000,000); expected proceeds $100,005,333 (c)	0.060%	01/28/2022	01/28/2022	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal National Mortgage Associations, 1.500% – 3.500% due 12/01/2036 – 12/01/2054, valued at $122,400,001); expected proceeds $120,000,500	0.050%	01/03/2022	01/03/2022	120,000,000	120,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Government National Mortgage Associations, 1.500% – 8.000% due 01/15/2027 – 07/15/2062, valued at $239,700,000); expected proceeds $235,000,979	0.050%	01/03/2022	01/03/2022	235,000,000	235,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 09/01/2026, Federal National Mortgage Associations, 2.061% – 4.000% due 10/01/2028 – 12/01/2051, and a Government National Mortgage Association, 2.500% due 07/20/2051, valued at $153,000,893); expected proceeds $150,016,625 (c)	0.070%	01/03/2022	02/18/2022	150,000,000	150,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 10/01/2041 – 12/01/2050, Federal National Mortgage Associations, 2.500% – 5.000% due 02/01/2038 – 12/01/2051, Government National Mortgage Associations, 2.500% – 4.000% due 06/15/2042 – 11/20/2051, U.S. Treasury Bonds, 1.125% – 4.250% due 05/15/2039 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 1.000% due 02/15/2049 – 02/15/2051, and U.S. Treasury Notes, 0.125% – 2.750% due 02/15/2022 – 08/15/2031, valued at $408,000,008); expected proceeds $400,003,889
	0.050%	01/05/2022	01/05/2022	$ 400,000,000	$ 400,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 4.500% due 11/01/2040 – 09/01/2050, Federal National Mortgage Associations, 2.280% – 5.000% due 02/01/2038 – 12/01/2051, Government National Mortgage Associations, 2.500% – 5.000% due 08/15/2040 – 11/20/2051, a U.S. Treasury Bill, 0.000% due 04/07/2022, U.S. Treasury Bonds, 2.000% – 4.250% due 05/15/2039 – 02/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% – 3.375% due 04/15/2032 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and U.S. Treasury Notes, 0.125% – 3.000% due 07/15/2023 – 02/15/2029, valued at $204,000,077); expected proceeds $200,001,944
	0.050%	01/06/2022	01/06/2022	200,000,000	200,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 12/01/2038 – 11/01/2051, Federal National Mortgage Associations, 2.000% – 5.000% due 02/01/2038 – 12/01/2051, Government National Mortgage Associations, 2.500% – 3.500% due 05/20/2047 – 03/20/2051, U.S. Treasury Bills, 0.000% due 03/29/2022 – 04/07/2022, U.S. Treasury Bonds, 2.250% – 4.250% due 05/15/2039 – 05/15/2047, and U.S. Treasury Notes, 0.125% – 2.875% due 09/15/2023 – 05/15/2028, valued at $510,000,001); expected proceeds $500,002,083
	0.050%	01/03/2022	01/03/2022	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal National Mortgage Associations, 1.801% – 5.000% due 08/01/2032 – 11/01/2051, a Government National Mortgage Association, 4.000% due 02/20/2049, and a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, valued at $150,960,629); expected proceeds $148,000,617	0.050%	01/03/2022	01/03/2022	148,000,000	148,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 3.000% due 01/01/2033 – 09/01/2051, valued at $84,660,000); expected proceeds $83,000,346	0.050%	01/03/2022	01/03/2022	83,000,000	83,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.000% due 07/01/2049 – 12/01/2051, Federal National Mortgage Associations, 3.000% – 5.500% due 08/01/2024 – 01/01/2050, Government National Mortgage Associations, 2.000% – 6.500% due 11/20/2038 – 11/20/2051, U.S. Treasury Inflation Index Bonds, 0.250% – 0.750% due 02/15/2045 – 02/15/2050, and U.S. Treasury Strips, 0.000% due 02/15/2028 – 02/15/2030, valued at $507,960,095); expected proceeds $498,002,075	0.050%	01/03/2022	01/03/2022	$ 498,000,000	$ 498,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 8.000% due 02/01/2022 – 02/01/2050, and Federal National Mortgage Associations, 1.500% – 9.000% due 03/01/2022 – 09/01/2050, valued at $102,000,011); expected proceeds $100,000,500	0.060%	01/03/2022	01/03/2022	100,000,000	100,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					3,885,417,000
TREASURY REPURCHASE AGREEMENTS—56.2%
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.875% due 08/31/2024, valued at $161,160,085); expected proceeds $158,000,263	0.020%	01/03/2022	01/03/2022	158,000,000	158,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.750% – 1.500% due 08/31/2026 – 11/30/2028, valued at $207,364,993); expected proceeds $203,299,847	0.050%	01/03/2022	01/03/2022	203,299,000	203,299,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/07/2021 (collateralized by U.S. Treasury Bills, 0.000% due 03/24/2022 – 04/26/2022, a U.S. Treasury Bond, 1.875% due 11/15/2051, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 01/15/2023 – 07/15/2028, U.S. Treasury Notes, 0.125% – 3.125% due 06/30/2022 – 08/15/2031, and U.S. Treasury Strips, 0.000% due 08/15/2023 – 02/15/2031, valued at $362,100,058); expected proceeds $355,026,033	0.055%	01/07/2022	01/07/2022	355,000,000	355,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.500% – 2.250% due 02/15/2027 – 11/30/2028, valued at $117,300,007); expected proceeds $115,000,479	0.050%	01/03/2022	01/03/2022	115,000,000	115,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 3.125% due 12/31/2022 – 11/15/2028, valued at $127,500,069); expected proceeds $125,000,573	0.055%	01/03/2022	01/03/2022	125,000,000	125,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bonds, 3.000% – 3.875% due 08/15/2040 – 05/15/2045, and U.S. Treasury Notes, 0.125% – 2.375% due 07/31/2022 – 08/15/2027, valued at $1,009,800,086); expected proceeds $990,004,125	0.050%	01/03/2022	01/03/2022	$ 990,000,000	$ 990,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, a U.S. Treasury Note, 1.375% due 12/31/2028, and a U.S. Treasury Strip, 0.000% due 11/15/2026 - 02/15/2051, valued at $214,200,045); expected proceeds $210,000,875	0.050%	01/03/2022	01/03/2022	210,000,000	210,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.000% due 01/20/2022 – 12/01/2022, a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029, and U.S. Treasury Notes, 0.375% – 2.500% due 01/15/2022 – 12/31/2022, valued at $469,200,030); expected proceeds $460,001,533	0.040%	01/03/2022	01/03/2022	460,000,000	460,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 11/04/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 3.000% due 05/15/2040 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 3.875% due 01/15/2025 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 07/15/2022 – 07/15/2031, and U.S. Treasury Notes, 0.125% – 2.375% due 04/30/2022 – 05/15/2031, valued at $229,500,083); expected proceeds $225,025,781	0.055%	01/07/2022	01/07/2022	225,000,000	225,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2026 – 08/15/2038, valued at $1,020,385,641); expected proceeds $1,000,011,667	0.060%	01/06/2022	01/06/2022	1,000,000,000	1,000,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2045 – 02/15/2048, valued at $510,281,910); expected proceeds $500,004,861	0.050%	01/06/2022	01/06/2022	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.250% due 10/15/2024 – 01/15/2025, and U.S. Treasury Notes, 0.625% – 2.250% due 10/15/2024 – 11/15/2024, valued at $169,321,612); expected proceeds $166,000,830	0.060%	01/03/2022	01/03/2022	166,000,000	166,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 1.375% – 3.125% due 11/15/2028 – 12/31/2028, valued at $144,840,031); expected proceeds $142,000,592	0.050%	01/03/2022	01/03/2022	142,000,000	142,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.120% – 2.500% due 01/15/2022 – 11/30/2026, valued at $204,001,076); expected proceeds $200,000,833	0.050%	01/03/2022	01/03/2022	$ 200,000,000	$ 200,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 2.375% – 2.750% due 02/28/2023 – 06/30/2025, valued at $38,550,160,693); expected proceeds $38,550,160,625	0.050%	01/03/2022	01/03/2022	38,550,000,000	38,550,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 4.500% due 08/15/2039, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, and a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $2,274,600,075); expected proceeds $2,230,009,292	0.050%	01/03/2022	01/03/2022	2,230,000,000	2,230,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, U.S. Treasury Notes, 0.500% - 2.750% due 12/31/2023 - 08/15/2031, valued at $4,035,892,088); expected proceeds $3,955,016,479	0.050%	01/03/2022	01/03/2022	3,955,000,000	3,955,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2031, and U.S. Treasury Notes, 1.000% - 1.375% due 12/31/2026 - 12/31/2028, valued at $1,856,583,967); expected proceeds $1,820,007,981	0.050%	01/03/2022	01/03/2022	1,820,000,398	1,820,000,398
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by a U.S. Treasury Bond, 1.750% due 08/15/2041, U.S. Treasury Notes, 0.125% – 2.000% due 01/31/2022 – 10/31/2025, and U.S. Treasury Strips, 0.000% due 02/15/2025 – 11/15/2030, valued at $210,120,058); expected proceeds $206,002,043	0.051%	01/05/2022	01/05/2022	206,000,000	206,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $10,200,000); expected proceeds $10,000,042	0.050%	01/03/2022	01/03/2022	10,000,000	10,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2021 (collateralized by U.S. Treasury Bonds, 2.250% – 6.625% due 02/15/2027 – 08/15/2046, and U.S. Treasury Notes, 0.125% – 2.750% due 04/30/2022 – 02/15/2027, valued at $51,000,038); expected proceeds $50,000,486	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a Cash, 0.000% due 12/30/1899, U.S. Treasury Bonds, 1.125% – 5.500% due 08/15/2028 – 08/15/2041, a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2023 – 01/15/2027, and U.S. Treasury Notes, 1.625% – 2.500% due 08/15/2023 – 11/30/2026, valued at $121,400,510); expected proceeds $120,000,500	0.050%	01/03/2022	01/03/2022	$ 120,000,000	$ 120,000,000
Agreement with MUFG Securities, dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.250% - 2.625% due 01/31/2022 - 01/31/2028, valued at $183,608,307); expected proceeds $180,000,750	0.050%	01/03/2022	01/03/2022	180,000,000	180,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 01/27/2022, valued at $403,259,918); expected proceeds $395,001,646	0.050%	01/03/2022	01/03/2022	395,000,000	395,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/08/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $163,200,100); expected proceeds $160,028,311	0.070%	01/07/2022	01/07/2022	160,000,000	160,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $397,800,024); expected proceeds $390,069,008 (c)	0.070%	01/14/2022	01/14/2022	390,000,000	390,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/21/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $199,920,050); expected proceeds $196,035,062 (c)	0.070%	01/21/2022	01/21/2022	196,000,000	196,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $204,000,043); expected proceeds $200,040,000 (c)	0.080%	03/02/2022	03/02/2022	200,000,000	200,000,000
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, and U.S. Treasury Strips, 0.000%, due 05/15/2027 – 02/15/2045, valued at $239,949,293); expected proceeds $234,866,899	0.060%	01/03/2022	01/03/2022	234,865,725	234,865,725
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by U.S. Treasury Bonds, 2.250% - 3.750% due 11/15/2041 - 11/15/2048, and U.S. Treasury Strips, 0.000%, due 02/15/2022 – 05/15/2029, valued at $268,397,656); expected proceeds $263,107,341	0.060%	01/03/2022	01/03/2022	263,106,025	263,106,025
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 10/27/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 7.125% due 02/15/2023 – 11/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% due 02/15/2042 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 10/15/2025 – 01/15/2028, and U.S. Treasury Notes, 0.250% – 3.000% due 01/15/2022 – 09/30/2028, valued at $867,000,044); expected proceeds $850,110,382	0.055%	01/07/2022	01/07/2022	$ 850,000,000	$ 850,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2023 – 10/15/2026, and U.S. Treasury Notes, 0.250% – 0.625% due 06/15/2023 – 12/31/2027, valued at $71,400,041); expected proceeds $70,000,292	0.050%	01/03/2022	01/03/2022	70,000,000	70,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.750% due 01/31/2028, valued at $51,000,012); expected proceeds $50,000,208	0.050%	01/03/2022	01/03/2022	50,000,000	50,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.125% due 05/31/2023, valued at $23,460,054); expected proceeds $23,000,096	0.050%	01/03/2022	01/03/2022	23,000,000	23,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					54,802,271,148
TOTAL INVESTMENTS –98.2% (d)(e)					95,678,340,272
Other Assets in Excess of Liabilities —1.8%					1,709,882,601
NET ASSETS –100.0%					$ 97,388,222,873
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,206,000,000 or 1.2% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
MMY	Money Market Yield
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value and cost	$36,990,652,124
Repurchase agreements, at value and amortized cost	58,687,688,148
Total Investments	95,678,340,272
Cash	3,402,801,573
Interest receivable — unaffiliated issuers	4,596,206
Prepaid expenses and other assets	12,391
TOTAL ASSETS	99,085,750,442
LIABILITIES
Payable for investments purchased	1,690,623,225
Advisory and administrator fee payable	4,062,277
Custody, sub-administration and transfer agent fees payable	2,686,493
Trustees’ fees and expenses payable	2,690
Professional fees payable	114,210
Printing fees payable	27,848
Accrued expenses and other liabilities	10,826
TOTAL LIABILITIES	1,697,527,569
NET ASSETS	$97,388,222,873
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$64,415,826
EXPENSES
Advisory and administrator fee	43,473,435
Custodian, sub-administrator and transfer agent fees	10,930,362
Trustees’ fees and expenses	602,587
Professional fees and expenses	687,111
Printing and postage fees	115,285
Insurance expense	25,190
TOTAL EXPENSES	55,833,970
NET INVESTMENT INCOME (LOSS)	$ 8,581,856
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	75,720
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 8,657,576
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,581,856	$ 305,998,992
Net realized gain (loss)	75,720	94,958
Net increase (decrease) in net assets resulting from operations	8,657,576	306,093,950
CAPITAL TRANSACTIONS
Contributions	228,927,239,917	215,779,123,984
Withdrawals	(211,159,621,770)	(197,361,054,418)
Net increase (decrease) in net assets from capital transactions	17,767,618,147	18,418,069,566
Net increase (decrease) in net assets during the period	17,776,275,723	18,724,163,516
Net assets at beginning of period	79,611,947,150	60,887,783,634
NET ASSETS AT END OF PERIOD	$ 97,388,222,873	$ 79,611,947,150
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.01%	0.45%	2.20%	1.81%	0.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$97,388,223	$79,611,947	$60,887,784	$41,221,782	$48,665,017
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.07%	0.06%
Net investment income (loss)	0.01%	0.39%	2.13%	1.78%	0.85%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
16

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Portfolio had invested in repurchase agreements with the gross values of $58,687,688,148 and associated collateral equal to $59,095,783,683.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
17

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,000.00	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

25

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1
00270433

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$13,434,509,159
Receivable for fund shares sold	108,246
Receivable from Adviser	924,791
Other Receivable	180
Prepaid expenses and other assets	23,166
TOTAL ASSETS	13,435,565,542
LIABILITIES
Payable for fund shares repurchased	93,854
Administration fees payable	568,718
Shareholder servicing fee payable	135,678
Distribution fees payable	25,041
Transfer agent fees payable	9,715
Registration and filing fees payable	40,513
Professional fees payable	19,558
Printing fees payable	20,391
Distribution payable	10,077
Accrued expenses and other liabilities	461
TOTAL LIABILITIES	924,006
NET ASSETS	$13,434,641,536
NET ASSETS CONSIST OF:
Paid-in Capital	$13,434,617,517
Total distributable earnings (loss)	24,019
NET ASSETS	$13,434,641,536
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 50,001
Shares Outstanding	50,001
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 911,380,338
Shares Outstanding	911,384,458
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 283,887,658
Shares Outstanding	283,883,001
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 538,274,907
Shares Outstanding	538,275,495
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$ 11,700,898,632
Shares Outstanding	11,700,975,325
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 9,565,013
Expenses allocated from affiliated Portfolio	(9,211,493)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	353,520
EXPENSES
Administration fees
Administration Class	65
Bancroft Capital Class (a)	6
Cabrera Capital Markets Class (b)	5
Institutional Class	364,522
Investment Class	182,802
Investor Class	351,718
Opportunity Class (c)	5
Premier Class	6,192,142
Shareholder servicing fees
Administration Class	255
Bancroft Capital Class (a)	3
Cabrera Capital Markets Class (b)	3
Institutional Class	218,660
Investment Class	914,202
Investor Class	562,901
Opportunity Class (c)	3
Distribution fees
Administration Class	65
Investment Class	365,681
Custodian fees	41,810
Trustees’ fees and expenses	21,113
Transfer agent fees	63,996
Registration and filing fees	134,448
Professional fees	73,561
Printing and postage fees	30,005
Insurance expense	63,984
Miscellaneous expenses	61,076
TOTAL EXPENSES	9,643,031
Expenses waived/reimbursed by the Adviser	(10,153,405)
NET EXPENSES	(510,374)
NET INVESTMENT INCOME (LOSS)	$ 863,894
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	45,399
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 909,293
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 863,894	$ 57,214,714
Net realized gain (loss)	45,399	178,506
Net increase (decrease) in net assets resulting from operations	909,293	57,393,220
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(8)	(149)
Bancroft Capital Class (a)	(1)	—
Cabrera Capital Markets Class (b)	(1)	—
Institutional Class	(48,229)	(257,953)
Investment Class	(25,325)	(1,153,922)
Investor Class	(47,317)	(786,402)
Opportunity Class (c)	(1)	—
Premier Class	(841,012)	(55,345,250)
Total distributions to shareholders	(961,894)	(57,543,676)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	—	275,000
Reinvestment of distributions	7	7
Shares redeemed	(275,014)	—
Net increase (decrease) from capital share transactions	(275,007)	275,007
Bancroft Capital Class (a)
Shares sold	50,000	—
Net increase (decrease) from capital share transactions	50,000	—
Cabrera Capital Markets Class (b)
Shares sold	50,000	—
Reinvestment of distributions	1	—
Net increase (decrease) from capital share transactions	50,001	—
Institutional Class
Shares sold	5,087,839,401	3,735,792,128
Reinvestment of distributions	21,352	84,369
Shares redeemed	(4,420,515,486)	(3,515,465,052)
Net increase (decrease) from capital share transactions	667,345,267	220,411,445
Investment Class
Shares sold	533,675,055	1,082,002,666
Reinvestment of distributions	1,631	63,745
Shares redeemed	(729,742,532)	(1,010,336,945)
Net increase (decrease) from capital share transactions	(196,065,846)	71,729,466
Investor Class
Shares sold	5,276,633,799	5,510,238,580
Reinvestment of distributions	17,757	687,569
Shares redeemed	(5,293,891,789)	(5,086,484,885)
Net increase (decrease) from capital share transactions	(17,240,233)	424,441,264
Opportunity Class (c)
Shares sold	50,000	—
Net increase (decrease) from capital share transactions	50,000	—
Premier Class
Shares sold	104,057,324,262	145,220,418,421
Reinvestment of distributions	848,198	52,578,238
Shares redeemed	(107,065,223,762)	(142,377,771,533)
Net increase (decrease) from capital share transactions	(3,007,051,302)	2,895,225,126
Net increase (decrease) in net assets from beneficial interest transactions	(2,553,137,120)	3,612,082,308
Net increase (decrease) in net assets during the period	(2,553,189,721)	3,611,931,852
Net assets at beginning of period	15,987,831,257	12,375,899,405
NET ASSETS AT END OF PERIOD	$ 13,434,641,536	$ 15,987,831,257
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	—	275,000
Reinvestment of distributions	7	7
Shares redeemed	(275,014)	—
Net increase (decrease) from share transactions	(275,007)	275,007
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/21	Year Ended 12/31/20
Bancroft Capital Class (a)
Shares sold	50,000	—
Net increase (decrease) from share transactions	50,000	—
Cabrera Capital Markets Class (b)
Shares sold	50,000	—
Reinvestment of distributions	1	—
Net increase (decrease) from share transactions	50,001	—
Institutional Class
Shares sold	5,087,839,401	3,735,792,128
Reinvestment of distributions	21,352	84,369
Shares redeemed	(4,420,515,486)	(3,515,465,052)
Net increase (decrease) from share transactions	667,345,267	220,411,445
Investment Class
Shares sold	533,675,055	1,082,002,666
Reinvestment of distributions	1,631	63,745
Shares redeemed	(729,742,532)	(1,010,336,945)
Net increase (decrease) from share transactions	(196,065,846)	71,729,466
Investor Class
Shares sold	5,276,633,799	5,510,238,580
Reinvestment of distributions	17,757	687,569
Shares redeemed	(5,293,891,789)	(5,086,484,885)
Net increase (decrease) from share transactions	(17,240,233)	424,441,264
Opportunity Class (c)
Shares sold	50,000	—
Net increase (decrease) from share transactions	50,000	—
Premier Class
Shares sold	104,057,324,262	145,220,418,421
Reinvestment of distributions	848,198	52,578,238
Shares redeemed	(107,065,223,762)	(142,377,771,533)
Net increase (decrease) from share transactions	(3,007,051,302)	2,895,225,126
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0009	0.0029	0.0184	0.0076
Net realized gain (loss)	(0.0007)	(0.0001)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0002	0.0028	0.0184	0.0076
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0028)	(0.0184)	(0.0076)
Net realized gains	(0.0001)	—	—	—
Total distributions	(0.0002)	(0.0028)	(0.0184)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.28%	1.85%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 325	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.37%	0.37%(e)
Net expenses	0.07%	0.18%	0.37%	0.37%(e)
Net investment income (loss)	0.01%	0.07%	1.84%	1.79%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Bancroft Capital Class (a)
For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0001
Total from investment operations	0.0002
Distributions to shareholders from:
Net investment income	(0.0001)
Net realized gains	(0.0001)
Total distributions	(0.0002)
Net asset value, end of period	$ 1.0000
Total return (b)	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)
Net expenses	0.05%(d)
Net investment income (loss)	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Cabrera Capital Markets Class (a)
For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0001
Total from investment operations	0.0002
Distributions to shareholders from:
Net investment income	(0.0001)
Net realized gains	(0.0001)
Total distributions	(0.0002)
Net asset value, end of period	$ 1.0000
Total return (b)	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)
Net expenses	0.05%(d)
Net investment income (loss)	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0038	0.0205	0.0085
Net realized gain (loss)	0.0001	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0002	0.0038	0.0205	0.0085
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0038)	(0.0205)	(0.0085)
Net realized gains	(0.0001)	—	—	—
Total distributions	(0.0002)	(0.0038)	(0.0205)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.38%	2.07%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$911,380	$244,039	$ 23,628	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.06%	0.14%	0.15%	0.15%(d)
Net investment income (loss)	0.01%	0.12%	1.86%	2.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000	0.0027	0.0175	0.0138	0.0041
Net realized gain (loss)	0.0002	0.0001	0.0000(b)	(0.0000)(b)	0.0000(b)
Total from investment operations	0.0002	0.0028	0.0175	0.0138	0.0041
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0027)	(0.0175)	(0.0138)	(0.0041)
Net realized gains	(0.0001)	(0.0001)	—	—	(0.0000)(b)
Total distributions	(0.0002)	(0.0028)	(0.0175)	(0.0138)	(0.0041)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.27%	1.76%	1.39%	0.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$283,888	$479,954	$408,230	$390,735	$366,364
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.06%	0.26%	0.46%	0.47%	0.47%
Net investment income (loss)	0.01%	0.21%	1.74%	1.37%	0.38%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0035	0.0200	0.0165	0.0068
Net realized gain (loss)	0.0001	—	0.0000(b)	(0.0000)(b)	0.0000(b)
Total from investment operations	0.0002	0.0035	0.0200	0.0165	0.0068
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0035)	(0.0200)	(0.0165)	(0.0068)
Net realized gains	(0.0001)	—	—	—	(0.0000)(b)
Total distributions	(0.0002)	(0.0035)	(0.0200)	(0.0165)	(0.0068)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.35%	2.02%	1.66%	0.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$538,275	$555,517	$131,075	$ 97,241	$ 29,583
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.06%	0.17%	0.20%	0.20%	0.20%
Net investment income (loss)	0.01%	0.17%	1.95%	1.70%	0.71%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Opportunity Class (a)
For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0001
Total from investment operations	0.0002
Distributions to shareholders from:
Net investment income	(0.0001)
Net realized gains	(0.0001)
Total distributions	(0.0002)
Net asset value, end of period	$ 1.0000
Total return (b)	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)
Net expenses	0.05%(d)
Net investment income (loss)	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000	0.0040	0.0208	0.0173	0.0076
Net realized gain (loss)	0.0002	0.0001	0.0000(b)	(0.0000)(b)	0.0000(b)
Total from investment operations	0.0002	0.0041	0.0208	0.0173	0.0076
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0040)	(0.0208)	(0.0173)	(0.0076)
Net realized gains	(0.0001)	(0.0001)	—	—	(0.0000)(b)
Total distributions	(0.0002)	(0.0041)	(0.0208)	(0.0173)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.40%	2.10%	1.74%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,700,899	$14,707,995	$11,812,916	$9,424,507	$12,123,627
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.06%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.01%	0.33%	2.07%	1.71%	0.76%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.55% at December 31, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the year ended December 31, 2021, the Adviser contractually waived fees in the amount of $19,158.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2021 were $10,134,247. As of December 31, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 1,398,757
12/31/2024	$10,134,247
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2021, the Fund's Administration Class shares and Investment Class shares paid $65 and $365,681, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investor Class shares, Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Opportunity Class shares and Investment Class shares made payments for these services at an annual rate up to 0.03%, 0.08%, 0.20%, 0.08%, 0.08%, 0.08% and 0.25%, respectively, of the eligible average daily net assets of the Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares, respectively. During the year ended December 31, 2021, the Fund’s Institutional Class shares, Investor Class shares, Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Opportunity Class shares and Investment Class shares paid SSGA FD $218,660, $562,901, $255, $3, $3, $3 and $914,202, respectively, for these services, which SSGA FD subsequently paid in part to financial intermediaries.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$961,894	$—	$961,894
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$ 57,543,676	$ —	$ 57,543,676
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Money Market Fund	$24,019	$—	$—	$—	$24,019
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.05%	$1,000.00	$0.25(a)	$1,025.00	$0.26
Bancroft Capital Class	0.05	1,000.00	0.16(b)	1,024.90	0.36
Cabrera Capital Markets Class	0.05	1,000.00	0.08(c)	1,025.00	0.20
Institutional Class	0.05	1,000.00	0.25(a)	1,025.00	0.26
Investment Class	0.05	1,000.00	0.25(a)	1,025.00	0.26
Investor Class	0.05	1,000.00	0.25(a)	1,025.00	0.26
Opportunity Class	0.05	1,000.00	0.09(d)	1,025.00	0.26
Premier Class	0.05	1,000.00	0.25(a)	1,025.00	0.26
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on 10/13/2021.
(c)	Actual period is from commencement of operations on 10/20/2021.
(d)	Actual period is from commencement of operations on 10/28/2021.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

24

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2021
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Treasury Debt	102.8%
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	31.5%
31 to 60 Days	34.4
61 to 90 Days	16.1
Over 90 Days	20.8
Total	102.8%
Average days to maturity	40
Weighted average life	82
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—102.8%
U.S. Treasury Bill (a)	0.015%	02/03/2022	02/03/2022	$ 100,000,000	$ 99,998,708
U.S. Treasury Bill (a)	0.020%	02/01/2022	02/01/2022	285,755,000	285,745,063
U.S. Treasury Bill (a)	0.040%	01/18/2022	01/18/2022	1,417,103,000	1,417,084,506
U.S. Treasury Bill (a)	0.043%	01/06/2022	01/06/2022	314,564,000	314,562,848
U.S. Treasury Bill (a)	0.045%	01/04/2022	01/04/2022	448,850,000	448,849,715
U.S. Treasury Bill (a)	0.045%	01/11/2022	01/11/2022	701,559,000	701,553,491
U.S. Treasury Bill (a)	0.045%	02/10/2022	02/10/2022	892,627,000	892,583,597
U.S. Treasury Bill (a)	0.045%	02/24/2022	02/24/2022	532,807,000	532,771,048
U.S. Treasury Bill (a)	0.046%	01/25/2022	01/25/2022	200,000,000	199,994,378
U.S. Treasury Bill (a)	0.050%	01/27/2022	01/27/2022	386,200,000	386,188,293
U.S. Treasury Bill (a)	0.050%	02/17/2022	02/17/2022	118,925,000	118,917,571
U.S. Treasury Bill (a)	0.050%	03/03/2022	03/03/2022	524,000,000	523,956,632
U.S. Treasury Bill (a)	0.050%	03/17/2022	03/17/2022	348,000,000	347,963,196
U.S. Treasury Bill (a)	0.050%	03/31/2022	03/31/2022	102,500,000	102,487,615
U.S. Treasury Bill (a)	0.051%	01/13/2022	01/13/2022	622,000,000	621,992,638
U.S. Treasury Bill (a)	0.051%	03/10/2022	03/10/2022	456,000,000	455,957,883
U.S. Treasury Bill (a)	0.053%	01/20/2022	01/20/2022	249,500,000	249,493,373
U.S. Treasury Bill (a)	0.053%	06/16/2022	06/16/2022	250,000,000	249,940,208
U.S. Treasury Bill (a)	0.055%	02/15/2022	02/15/2022	401,100,000	401,074,851
U.S. Treasury Bill (a)	0.055%	02/22/2022	02/22/2022	818,055,000	818,013,395
U.S. Treasury Bill (a)	0.055%	03/01/2022	03/01/2022	653,390,000	653,333,767
U.S. Treasury Bill (a)	0.055%	03/22/2022	03/22/2022	150,200,000	150,182,101
U.S. Treasury Bill (a)	0.058%	04/14/2022	04/14/2022	150,500,000	150,475,824
U.S. Treasury Bill (a)	0.058%	04/21/2022	04/21/2022	249,000,000	248,955,808
U.S. Treasury Bill (a)	0.060%	02/08/2022	02/08/2022	300,000,000	299,982,000
U.S. Treasury Bill (a)	0.065%	05/19/2022	05/19/2022	304,000,000	303,925,351
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	150,000,000	149,976,667
U.S. Treasury Note (a)	0.025%	01/31/2022	01/31/2022	13,000,000	13,018,296
U.S. Treasury Note (a)	0.026%	01/31/2022	01/31/2022	80,000,000	80,085,268
U.S. Treasury Note (a)	0.044%	01/15/2022	01/15/2022	100,224,000	100,304,259
U.S. Treasury Note (a)	0.055%	02/28/2022	02/28/2022	106,000,000	106,277,815
U.S. Treasury Note (a)	0.061%	03/31/2022	03/31/2022	330,000,000	330,247,845
U.S. Treasury Note (a)	0.061%	03/31/2022	03/31/2022	197,000,000	197,824,450
U.S. Treasury Note (a)	0.072%	06/30/2022	06/30/2022	19,272,000	19,430,171
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.114%	01/01/2022	07/31/2023	238,500,000	238,509,081
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.119%	01/01/2022	04/30/2023	150,000,000	150,008,029
U.S. Treasury Note, 3 Month USD MMY + 0.04 (b)	0.120%	01/01/2022	10/31/2023	40,300,000	40,299,999
U.S. Treasury Note, 3 Month USD MMY + 0.05 (b)	0.134%	01/01/2022	01/31/2023	105,486,000	105,519,859
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	07/31/2022	330,000,000	330,002,605
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	10/31/2022	618,559,000	618,685,102
U.S. Treasury Note, 3 Month USD MMY + 0.11 (b)	0.199%	01/01/2022	04/30/2022	446,600,000	446,696,339
U.S. Treasury Note, 3 Month USD MMY + 0.15% (b)	0.239%	01/01/2022	01/31/2022	554,000,000	554,045,834
TOTAL INVESTMENTS –102.8% (c)(d)					14,456,915,479
Liabilities in Excess of Other Assets —(2.8)%					(396,043,748)
NET ASSETS –100.0%					$ 14,060,871,731
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value and cost	$14,456,915,479
Cash	730,524
Interest receivable — unaffiliated issuers	4,272,259
Prepaid expenses and other assets	1,951
TOTAL ASSETS	14,461,920,213
LIABILITIES
Payable for investments purchased	399,864,704
Advisory and administrator fee payable	618,969
Custody, sub-administration and transfer agent fees payable	499,058
Trustees’ fees and expenses payable	409
Professional fees payable	46,779
Printing fees payable	13,738
Accrued expenses and other liabilities	4,825
TOTAL LIABILITIES	401,048,482
NET ASSETS	$14,060,871,731
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$10,035,309
EXPENSES
Advisory and administrator fee	7,444,383
Custodian, sub-administrator and transfer agent fees	1,891,993
Trustees’ fees and expenses	137,413
Professional fees	156,065
Printing and postage fees	32,912
Insurance expense	5,125
TOTAL EXPENSES	9,667,891
NET INVESTMENT INCOME (LOSS)	$ 367,418
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	47,649
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 415,067
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 367,418	$ 69,648,659
Net realized gain (loss)	47,649	185,977
Net increase (decrease) in net assets resulting from operations	415,067	69,834,636
CAPITAL TRANSACTIONS
Contributions	22,872,089,825	36,624,674,911
Withdrawals	(25,583,136,317)	(32,739,648,118)
Net increase (decrease) in net assets from capital transactions	(2,711,046,492)	3,885,026,793
Net increase (decrease) in net assets during the period	(2,710,631,425)	3,954,861,429
Net assets at beginning of period	16,771,503,156	12,816,641,727
NET ASSETS AT END OF PERIOD	$ 14,060,871,731	$ 16,771,503,156
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.00%(b)	0.48%	2.18%	1.80%	0.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,060,872	$16,771,503	$12,816,642	$10,372,969	$13,005,602
Ratios to average net assets:
Total expenses	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.00%(b)	0.38%	2.13%	1.76%	0.81%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$999.90	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

16

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$23,305,547,665
Receivable from Adviser	1,352,806
Prepaid expenses and other assets	35,175
TOTAL ASSETS	23,306,935,646
LIABILITIES
Payable for fund shares repurchased	536,205
Administration fees payable	922,032
Shareholder servicing fee payable	237,527
Distribution fees payable	2,030
Transfer agent fees payable	3,579
Registration and filing fees payable	6,940
Professional fees payable	21,089
Printing fees payable	22,749
Distribution payable	16,353
Accrued expenses and other liabilities	3,330
TOTAL LIABILITIES	1,771,834
NET ASSETS	$23,305,163,812
NET ASSETS CONSIST OF:
Paid-in Capital	$23,305,149,525
Total distributable earnings (loss)	14,287
NET ASSETS	$23,305,163,812
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 500,011
Shares Outstanding	500,011
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 50,002
Shares Outstanding	50,002
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 278,027,015
Shares Outstanding	278,026,226
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 23,687,661
Shares Outstanding	23,694,009
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 2,492,307,335
Shares Outstanding	2,492,308,492
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$16,944,237,330
Shares Outstanding	16,944,369,358
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
December 31, 2021

Trust Class
Net Assets	$ 3,566,204,458
Shares Outstanding	3,566,518,191
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 16,234,080
Expenses allocated from affiliated Portfolio	(13,991,159)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	2,242,921
EXPENSES
Administration fees
Administration Class	26
Bancroft Capital Class (a)	6
Blaylock Van Class (b)	52
Cabrera Capital Markets Class (c)	5
Institutional Class	179,236
Investment Class	15,550
Investor Class	255,861
Opportunity Class (d)	5
Premier Class	8,425,727
Trust Class	1,941,877
Shareholder servicing fees
Administration Class	99
Bancroft Capital Class (a)	3
Blaylock Van Class (b)	31
Cabrera Capital Markets Class (c)	3
Institutional Class	107,337
Investment Class	77,775
Investor Class	409,909
Opportunity Class (d)	3
Trust Class	2,175,044
Distribution fees
Administration Class	26
Investment Class	31,107
Custodian fees	45,481
Trustees’ fees and expenses	21,112
Transfer agent fees	23,710
Registration and filing fees	433,497
Professional fees	107,928
Printing and postage fees	45,280
Insurance expense	79,118
Miscellaneous expenses	77,108
TOTAL EXPENSES	14,452,916
Expenses waived/reimbursed by the Adviser	(15,402,103)
NET EXPENSES	(949,187)
NET INVESTMENT INCOME (LOSS)	$ 3,192,108
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	11,001
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 3,203,109
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Blaylock Van Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(d)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,192,108	$ 73,373,331
Net realized gain (loss)	11,001	71,429
Net increase (decrease) in net assets resulting from operations	3,203,109	73,444,760
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(2)	(131)
Bancroft Capital Class (a)	(2)	—
Blaylock Van Class (b)	(11)	—
Cabrera Capital Markets Class (c)	(2)	—
Institutional Class	(63,985)	(1,215,623)
Investment Class	(1,278)	(167,824)
Investor Class	(31,544)	(1,643,444)
Opportunity Class (d)	(2)	—
Premier Class	(2,853,345)	(56,410,573)
Trust Class	(247,949)	(13,992,939)
Total distributions to shareholders	(3,198,120)	(73,430,534)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Bancroft Capital Class (a)
Shares sold	50,000	—
Net increase (decrease) from capital share transactions	50,000	—
Blaylock Van Class (b)
Shares sold	500,000	—
Reinvestment of distributions	11	—
Net increase (decrease) from capital share transactions	500,011	—
Cabrera Capital Markets Class (c)
Shares sold	50,000	—
Reinvestment of distributions	2	—
Net increase (decrease) from capital share transactions	50,002	—
Institutional Class
Shares sold	5,027,130,680	3,459,672,489
Reinvestment of distributions	9,586	14,869
Shares redeemed	(4,839,682,511)	(3,837,839,873)
Net increase (decrease) from capital share transactions	187,457,755	(378,152,515)
Investment Class
Shares sold	68,376,653	113,194,583
Reinvestment of distributions	359	51,260
Shares redeemed	(87,046,861)	(122,974,456)
Net increase (decrease) from capital share transactions	(18,669,849)	(9,728,613)
Investor Class
Shares sold	11,432,839,816	10,654,831,975
Reinvestment of distributions	22,476	1,602,343
Shares redeemed	(9,487,117,188)	(10,339,889,406)
Net increase (decrease) from capital share transactions	1,945,745,104	316,544,912
Opportunity Class (d)
Shares sold	50,000	—
Net increase (decrease) from capital share transactions	50,000	—
Premier Class
Shares sold	211,935,808,248	357,233,197,506
Reinvestment of distributions	2,635,534	47,415,475
Shares redeemed	(214,998,625,131)	(351,948,556,858)
Net increase (decrease) from capital share transactions	(3,060,181,349)	5,332,056,123
Trust Class
Shares sold	32,172,851,264	38,065,217,733
Reinvestment of distributions	218,869	12,959,879
Shares redeemed	(33,216,849,822)	(37,654,161,979)
Net increase (decrease) from capital share transactions	(1,043,779,689)	424,015,633
Net increase (decrease) in net assets from beneficial interest transactions	(1,988,778,015)	5,684,735,540
Net increase (decrease) in net assets during the period	(1,988,773,026)	5,684,749,766
Net assets at beginning of period	25,293,936,838	19,609,187,072
NET ASSETS AT END OF PERIOD	$ 23,305,163,812	$ 25,293,936,838
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/21	Year Ended 12/31/20
SHARES OF BENEFICIAL INTEREST:
Bancroft Capital Class (a)
Shares sold	50,000	—
Net increase (decrease) from share transactions	50,000	—
Blaylock Van Class (b)
Shares sold	500,000	—
Reinvestment of distributions	11	—
Net increase (decrease) from share transactions	500,011	—
Cabrera Capital Markets Class (c)
Shares sold	50,000	—
Reinvestment of distributions	2	—
Net increase (decrease) from share transactions	50,002	—
Institutional Class
Shares sold	5,027,130,680	3,459,672,489
Reinvestment of distributions	9,586	14,869
Shares redeemed	(4,839,682,511)	(3,837,839,873)
Net increase (decrease) from share transactions	187,457,755	(378,152,515)
Investment Class
Shares sold	68,376,653	113,194,583
Reinvestment of distributions	359	51,260
Shares redeemed	(87,046,861)	(122,974,456)
Net increase (decrease) from share transactions	(18,669,849)	(9,728,613)
Investor Class
Shares sold	11,432,839,816	10,654,831,975
Reinvestment of distributions	22,476	1,602,343
Shares redeemed	(9,487,117,188)	(10,339,889,406)
Net increase (decrease) from share transactions	1,945,745,104	316,544,912
Opportunity Class (d)
Shares sold	50,000	—
Net increase (decrease) from share transactions	50,000	—
Premier Class
Shares sold	211,935,808,248	357,233,197,506
Reinvestment of distributions	2,635,534	47,415,475
Shares redeemed	(214,998,625,131)	(351,948,556,858)
Net increase (decrease) from share transactions	(3,060,181,349)	5,332,056,123
Trust Class
Shares sold	32,172,851,264	38,065,217,733
Reinvestment of distributions	218,869	12,959,879
Shares redeemed	(33,216,849,822)	(37,654,161,979)
Net increase (decrease) from share transactions	(1,043,779,689)	424,015,633
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Blaylock Van Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(d)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0027	0.0185	0.0076
Net realized gain (loss)	—	—	(0.0000)(b)	—
Total from investment operations	0.0001	0.0027	0.0185	0.0076
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0027)	(0.0185)	(0.0076)
Total distributions	(0.0001)	(0.0027)	(0.0185)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.27%	1.86%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%	0.36%	0.37%	0.37%(e)
Net expenses	0.07%	0.25%	0.37%	0.37%(e)
Net investment income (loss)	0.00%(d)	0.27%	1.85%	1.78%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Bancroft Capital Class (a)
For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0001
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 1.0000
Total return (c)	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(e)
Net expenses	0.05%(e)
Net investment income (loss)	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Blaylock Van Class (a)
For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0001
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 1.0000
Total return (c)	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 500
Ratios to Average Net Assets:
Total expenses	0.15%(e)
Net expenses	0.05%(e)
Net investment income (loss)	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Cabrera Capital Markets Class (a)
For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0001
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 1.0000
Total return (c)	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.13%(e)
Net expenses	0.04%(e)
Net investment income (loss)	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0037	0.0207	0.0085
Net realized gain (loss)	—	—	(0.0000)(b)	—
Total from investment operations	0.0001	0.0037	0.0207	0.0085
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0037)	(0.0207)	(0.0085)
Total distributions	(0.0001)	(0.0037)	(0.0207)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.02%	0.37%	2.09%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$278,027	$ 90,569	$468,721	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.06%	0.15%	0.15%	0.15%(d)
Net investment income (loss)	0.02%	0.34%	2.09%	2.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0025	0.0180	0.0139	0.0042
Net realized gain (loss)	—	—	(0.0000)(b)	—	0.0000(b)
Total from investment operations	0.0001	0.0025	0.0180	0.0139	0.0042
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0025)	(0.0180)	(0.0139)	(0.0042)
Net realized gains	—	—	—	—	(0.0000)(b)
Total distributions	(0.0001)	(0.0025)	(0.0180)	(0.0139)	(0.0042)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.25%	1.81%	1.40%	0.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 23,688	$ 42,358	$ 52,086	$ 69,812	$ 19,242
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.07%	0.29%	0.46%	0.47%	0.47%
Net investment income (loss)	0.00%(d)	0.27%	1.78%	1.54%	0.36%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0034	0.0202	0.0166	0.0069
Net realized gain (loss)	—	—	(0.0000)(b)	—	0.0000(b)
Total from investment operations	0.0001	0.0034	0.0202	0.0166	0.0069
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0034)	(0.0202)	(0.0166)	(0.0069)
Net realized gains	—	—	—	—	(0.0000)(b)
Total distributions	(0.0001)	(0.0034)	(0.0202)	(0.0166)	(0.0069)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.34%	2.03%	1.67%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,492,307	$546,563	$230,017	$774,885	$328,764
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.07%	0.18%	0.20%	0.20%	0.20%
Net investment income (loss)	0.01%	0.31%	2.02%	1.67%	0.70%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Opportunity Class (a)
For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0001
Distributions to shareholders from:
Net investment income	(0.0001)
Total distributions	(0.0001)
Net asset value, end of period	$ 1.0000
Total return (c)	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(e)
Net expenses	0.04%(e)
Net investment income (loss)	0.00%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0040	0.0210	0.0174	0.0077
Net realized gain (loss)	—	—	(0.0000)(b)	—	0.0000(b)
Total from investment operations	0.0001	0.0040	0.0210	0.0174	0.0077
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0040)	(0.0210)	(0.0174)	(0.0077)
Net realized gains	—	—	—	—	(0.0000)(b)
Total distributions	(0.0001)	(0.0040)	(0.0210)	(0.0174)	(0.0077)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.02%	0.40%	2.12%	1.75%	0.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,944,237	$20,004,414	$14,672,348	$8,402,049	$4,000,478
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.06%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.02%	0.33%	2.07%	1.80%	0.81%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0036	0.0204	0.0168	0.0071
Net realized gain (loss)	—	—	(0.0000)(b)	—	0.0000(b)
Total from investment operations	0.0001	0.0036	0.0204	0.0168	0.0071
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0036)	(0.0204)	(0.0168)	(0.0071)
Net realized gains	—	—	—	—	(0.0000)(b)
Total distributions	(0.0001)	(0.0036)	(0.0204)	(0.0168)	(0.0071)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.36%	2.06%	1.69%	0.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,566,204	$4,609,983	$4,185,964	$4,481,410	$6,903,267
Ratios to Average Net Assets:
Total expenses	0.17%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.07%	0.16%	0.18%	0.18%	0.18%
Net investment income (loss)	0.01%	0.33%	2.05%	1.64%	0.70%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
	Opportunity Class	October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.12% at December 31, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended December 31, 2021, the Adviser contractually waived fees in the amount of $1,566,777.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2021 were $13,835,326.
As of December 31, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 1,084,579
12/31/2024	$13,835,326
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2021, the Fund's Administration Class shares and Investment Class shares paid $26 and $31,107, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.08%, 0.08%,0.08%, 0.03%, 0.25%, 0.08% 0.056% and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Bancroft Capital Class Shares, Blaylock Van Class Shares, Cabrera Capital Markets Class Shares, Institutional Class shares, Investment Class shares, Investor Class, Trust Class and Opportunity Class shares, respectively. During the period ended December 31, 2021, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Trust Class shares and
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Opportunity Class shares paid SSGA FD $99, $3, $31,$3, $107,337, $77,775, $409,909 and $2,175,044 and $3, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$3,198,120	$—	$3,198,120
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$ 73,430,534	$ —	$ 73,430,534
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Plus Money Market Fund	$14,287	$—	$—	$—	$14,287
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Plus Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Plus Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.07%	$1,000.00	$0.36(a)	$1,024.90	$0.36
Bancroft Capital Class	0.05	1,000.00	0.16(b)	1,025.00	0.26
Blaylock Van Class	0.05	1,000.00	0.10(c)	1,025.00	0.26
Cabrera Capital Markets Class	0.04	1,000.00	0.08(d)	1,025.00	0.20
Institutional Class	0.06	1,000.10	0.31(a)	1,024.90	0.31
Investment Class	0.06	1,000.00	0.31(a)	1,024.90	0.31
Investor Class	0.06	1,000.00	0.31(a)	1,024.90	0.31
Opportunity Class	0.04	1,000.00	0.07(e)	1,025.00	0.20
Premier Class	0.05	1,000.10	0.25(a)	1,025.00	0.26
Trust Class	0.06	1,000.00	0.31(a)	1,024.90	0.31
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on 10/13/2021.
(c)	Actual period is from commencement of operations on 10/20/2021.
(d)	Actual period is from commencement of operations on 10/20/2021.
(e)	Actual period is from commencement of operations on 10/28/2021.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

27

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2021
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Treasury Repurchase Agreements	59.7%
Treasury Debt	37.6
Other Assets in Excess of Liabilities	2.7
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	63.5%
31 to 60 Days	7.6
61 to 90 Days	5.1
Over 90 Days	21.1
Total	97.3%
Average days to maturity	16
Weighted average life	70
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—37.6%
U.S. Treasury Bill (a)	0.050%	01/20/2022	01/20/2022	$ 457,000,000	$ 456,988,468
U.S. Treasury Bill (a)	0.050%	02/01/2022	02/01/2022	320,000,000	319,986,486
U.S. Treasury Bill (a)	0.050%	02/15/2022	02/15/2022	125,000,000	124,991,788
U.S. Treasury Bill (a)	0.051%	01/13/2022	01/13/2022	268,100,000	268,096,137
U.S. Treasury Bill (a)	0.051%	02/10/2022	02/10/2022	161,580,000	161,571,402
U.S. Treasury Bill (a)	0.053%	01/27/2022	01/27/2022	74,800,000	74,797,340
U.S. Treasury Bill (a)	0.053%	03/01/2022	03/01/2022	249,750,000	249,729,085
U.S. Treasury Bill (a)	0.055%	02/03/2022	02/03/2022	115,000,000	114,994,554
U.S. Treasury Bill (a)	0.055%	02/22/2022	02/22/2022	250,500,000	250,480,865
U.S. Treasury Bill (a)	0.055%	03/08/2022	03/08/2022	99,500,000	99,490,271
U.S. Treasury Bill (a)	0.055%	03/17/2022	03/17/2022	300,000,000	299,966,542
U.S. Treasury Bill (a)	0.056%	01/11/2022	01/11/2022	275,000,000	274,996,418
U.S. Treasury Bill (a)	0.058%	04/14/2022	04/14/2022	225,100,000	225,063,840
U.S. Treasury Bill (a)	0.058%	04/21/2022	04/21/2022	223,850,000	223,810,272
U.S. Treasury Bill (a)	0.063%	05/05/2022	05/05/2022	120,000,000	119,974,583
U.S. Treasury Bill (a)	0.063%	05/12/2022	05/12/2022	100,050,000	100,027,954
U.S. Treasury Bill (a)	0.065%	03/10/2022	03/10/2022	475,200,000	475,142,937
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	250,000,000	249,961,111
U.S. Treasury Bill (a)	0.070%	03/29/2022	03/29/2022	175,000,000	174,971,076
U.S. Treasury Bill (a)	0.072%	04/05/2022	04/05/2022	425,500,000	425,420,048
U.S. Treasury Bill (a)	0.090%	06/02/2022	06/02/2022	115,000,000	114,956,875
U.S. Treasury Bill (a)	0.236%	12/01/2022	12/01/2022	125,000,000	124,727,944
U.S. Treasury Note (a)	0.061%	03/31/2022	03/31/2022	45,000,000	45,188,360
U.S. Treasury Note (a)	0.072%	06/30/2022	06/30/2022	33,423,000	33,697,313
U.S. Treasury Note (a)	0.078%	05/31/2022	05/31/2022	46,100,000	46,108,842
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.114%	01/01/2022	07/31/2023	511,644,000	511,661,668
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.119%	01/01/2022	04/30/2023	389,941,000	389,981,050
U.S. Treasury Note, 3 Month USD MMY + 0.04 (b)	0.120%	01/01/2022	10/31/2023	407,100,000	407,112,469
U.S. Treasury Note, 3 Month USD MMY + 0.05 (b)	0.134%	01/01/2022	01/31/2023	425,406,000	425,530,978
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	07/31/2022	694,375,000	694,416,032
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	10/31/2022	884,361,000	884,480,280
U.S. Treasury Note, 3 Month USD MMY + 0.11 (b)	0.199%	01/01/2022	04/30/2022	971,345,000	971,564,653
U.S. Treasury Note, 3 Month USD MMY + 0.15% (b)	0.239%	01/01/2022	01/31/2022	847,500,000	847,567,832
TOTAL TREASURY DEBT					10,187,455,473
TREASURY REPURCHASE AGREEMENTS—59.7%
Agreement with Banco Santander (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.875% due 08/31/2024, valued at $42,840,085); expected proceeds $42,000,070	0.020%	01/03/2022	01/03/2022	42,000,000	42,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 2.375% due 08/15/2024, valued at $102,000,077); expected proceeds $100,000,417	0.050%	01/03/2022	01/03/2022	100,000,000	100,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/07/2021 (collateralized by U.S. Treasury Bonds, 1.375% – 3.125% due 11/15/2040 – 02/15/2049, U.S. Treasury Inflation Index Bonds, 2.125% – 2.375% due 01/15/2027 – 02/15/2040, U.S. Treasury Inflation Index Notes, 0.250% due 01/15/2025 – 07/15/2029, U.S. Treasury Notes, 0.500% – 2.875% due 06/30/2022 – 02/15/2031, and U.S. Treasury Strips, 0.000% due 08/15/2023 – 08/15/2030, valued at $100,980,015); expected proceeds $99,007,260	0.055%	01/07/2022	01/07/2022	99,000,000	99,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 12/29/2022, and a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $265,200,073); expected proceeds $260,001,083	0.050%	01/03/2022	01/03/2022	$ 260,000,000	$ 260,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by a U.S. Treasury Bond, 6.375% due 08/15/2027, U.S. Treasury Inflation Index Bonds, 2.375% – 3.625% due 01/15/2027 – 04/15/2028, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, and U.S. Treasury Strips, 0.000% due 11/15/2031 – 08/15/2048, valued at $76,500,081); expected proceeds $75,000,729	0.050%	01/06/2022	01/06/2022	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.0500% due 02/24/2022 – 12/29/2022, valued at $126,480,070); expected proceeds $124,000,413	0.040%	01/03/2022	01/03/2022	124,000,000	124,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bonds, 2.250% – 4.250% due 11/15/2040 – 08/15/2049, and U.S. Treasury Strips, 0.000% due 08/15/2031 – 02/15/2051, valued at $25,500,068); expected proceeds $25,000,104	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 11/04/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 3.625% due 05/15/2040 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 3.875% due 01/15/2028 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 10/15/2024 – 07/15/2031, and U.S. Treasury Notes, 0.125% – 1.625% due 12/31/2022 – 05/15/2031, valued at $56,100,091); expected proceeds $55,006,302	0.055%	01/18/2022	01/18/2022	55,000,000	55,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by a U.S. Treasury Bond, 6.875% due 08/15/2025, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 10/15/2025 – 01/15/2026, and U.S. Treasury Notes, 0.250% – 3.000% due 07/31/2025 – 12/31/2025, valued at $510,035,040); expected proceeds $500,004,861	0.050%	01/06/2022	01/06/2022	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2026, and U.S. Treasury Notes, 0.750% – 2.375% due 03/31/2026 – 05/15/2026, valued at $26,533,873); expected proceeds $26,000,108	0.050%	01/03/2022	01/03/2022	26,000,000	26,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, valued at $37,740,073); expected proceeds $37,000,154	0.050%	01/03/2022	01/03/2022	37,000,000	37,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Federal Reserve Bank of New York of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 2.000% - 2.375% due 02/29/2024 - 05/31/2024, valued at$11,400,047,523); expected proceeds $11,404,750,000	0.050%	01/03/2022	01/03/2022	$ 11,400,000,000	$ 11,400,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $1,067,445,476); expected proceeds $1,045,004,354	0.050%	01/03/2022	01/03/2022	1,045,000,000	1,045,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.250% due 12/31/2026, valued at $489,983,213); expected proceeds $480,002,229	0.050%	01/03/2022	01/03/2022	480,000,229	480,000,229
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.500% – 2.500% due 01/31/2025 – 06/30/2027, valued at $612,000,075); expected proceeds $600,002,500	0.050%	01/03/2022	01/03/2022	600,000,000	600,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.500% due 11/30/2022 – 08/31/2027, valued at $56,100,035); expected proceeds $55,000,229	0.050%	01/03/2022	01/03/2022	55,000,000	55,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 01/27/2022, U.S. Treasury Notes, 1.250% – 2.875% due 03/31/2028 – 08/15/2028, and U.S. Treasury Strips, 0.000% due 11/15/2027 – 02/15/2031, valued at $52,020,023); expected proceeds $51,000,506	0.051%	01/05/2022	01/05/2022	51,000,000	51,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, a U.S. Treasury Note, 0.500% due 03/31/2025 and a U.S. Treasury Strip, 0.000% due 08/15/2024, valued at $74,460,005); expected proceeds $73,000,305	0.050%	01/03/2022	01/03/2022	73,000,000	73,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.375% – 2.750% due 08/31/2023 – 12/31/2025, valued at $25,500,024); expected proceeds $25,000,104	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by U.S. Treasury Bonds, 2.375% – 4.250% due 05/15/2039 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.125% – 1.375% due 02/15/2044 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 0.250% – 2.750% due 08/15/2023 – 02/15/2028, valued at $102,000,104); expected proceeds $100,000,972	0.050%	01/05/2022	01/05/2022	100,000,000	100,000,000
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by U.S. Treasury Bonds, 2.250% – 6.375% due 08/15/2027 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.125% – 3.375% due 04/15/2032 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and U.S. Treasury Notes, 0.250% – 1.375% due 05/15/2024 – 01/31/2028, valued at $51,000,057); expected proceeds $50,000,486	0.050%	01/06/2022	01/06/2022	$ 50,000,000	$ 50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 1.750% due 08/15/2041, a U.S. Treasury Note, 1.250% due 06/30/2028, and a U.S. Treasury Strip, 0.000% due 08/15/2022, valued at $10,200,105); expected proceeds $10,000,042	0.050%	01/03/2022	01/03/2022	10,000,000	10,000,000
Agreement with MUFG Securities, dated 12/30/2021 (collateralized by U.S. Treasury Notes, 0.250% - 2.750% due 07/31/2022 - 03/31/2026, valued at $50,996,196); expected proceeds $50,000,486	0.050%	01/06/2022	01/06/2022	50,000,000	50,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.375% due 10/31/2028, valued at $107,254,685); expected proceeds $105,000,438	0.050%	01/03/2022	01/03/2022	105,000,000	105,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/08/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $40,800,038); expected proceeds $40,007,078	0.070%	01/07/2022	01/07/2022	40,000,000	40,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $112,200,032); expected proceeds $110,019,464 (c)	0.070%	01/14/2022	01/14/2022	110,000,000	110,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/21/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $55,080,005); expected proceeds $54,009,660 (c)	0.070%	01/21/2022	01/21/2022	54,000,000	54,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $51,000,088); expected proceeds $50,010,000 (c)	0.080%	03/02/2022	03/02/2022	50,000,000	50,000,000
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Strips, 0.000%, due 02/15/2026 – 08/15/2030, valued at $45,510,279); expected proceeds $44,582,473	0.060%	01/03/2022	01/03/2022	44,582,250	44,582,250
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by U.S. Treasury Strips, 0.000%, due 05/15/2029 – 05/15/2030, valued at $56,892,680); expected proceeds $55,652,778	0.060%	01/03/2022	01/03/2022	55,652,500	55,652,500
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 10/27/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.125% due 11/15/2027 – 05/15/2045, U.S. Treasury Inflation Index Bonds, 0.250% – 0.750% due 02/15/2042 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.250% – 0.625% due 01/15/2025 – 01/15/2026, and U.S. Treasury Notes, 0.125% – 2.875% due 02/28/2022 – 02/15/2028, valued at $229,500,099); expected proceeds $225,029,219	0.055%	01/20/2022	01/20/2022	$ 225,000,000	$ 225,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.250% due 05/31/2025, valued at $84,660,038); expected proceeds $83,000,346	0.050%	01/03/2022	01/03/2022	83,000,000	83,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.000% due 01/20/2022 – 09/08/2022, U.S. Treasury Bonds, 1.250% – 4.750% due 02/15/2037 – 05/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% – 3.375% due 01/15/2025 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 07/15/2031, U.S. Treasury Notes, 0.119% – 2.875% due 02/15/2022 – 05/31/2028, and U.S. Treasury Strips, 0.000% due 02/15/2022 – 05/15/2050, valued at $102,000,145); expected proceeds $100,000,417	0.050%	01/03/2022	01/03/2022	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					16,149,234,979
TOTAL INVESTMENTS –97.3% (d)(e)					26,336,690,452
Other Assets in Excess of Liabilities —2.7%					724,620,802
NET ASSETS –100.0%					$ 27,061,311,254
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $214,000,000 or 0.8% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value and cost	$10,187,455,473
Repurchase agreements, at value and amortized cost	16,149,234,979
Total Investments	26,336,690,452
Cash	1,224,594,498
Interest receivable — unaffiliated issuers	1,564,515
Prepaid expenses and other assets	3,244
TOTAL ASSETS	27,562,852,709
LIABILITIES
Payable for investments purchased	499,718,391
Advisory and administrator fee payable	1,078,733
Custody, sub-administration and transfer agent fees payable	663,940
Trustees’ fees and expenses payable	586
Professional fees payable	55,664
Printing fees payable	18,195
Accrued expenses and other liabilities	5,946
TOTAL LIABILITIES	501,541,455
NET ASSETS	$ 27,061,311,254
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$18,629,249
EXPENSES
Advisory and administrator fee	12,490,274
Custodian, sub-administrator and transfer agent fees	3,166,175
Trustees’ fees and expenses	209,944
Professional fees	241,658
Printing and postage fees	40,548
Insurance expense	7,343
TOTAL EXPENSES	16,155,942
NET INVESTMENT INCOME (LOSS)	$ 2,473,307
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,659
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,485,966
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,473,307	$ 111,054,789
Net realized gain (loss)	12,659	91,876
Net increase (decrease) in net assets resulting from operations	2,485,966	111,146,665
CAPITAL TRANSACTIONS
Contributions	59,891,436,435	96,988,717,280
Withdrawals	(60,881,968,916)	(92,885,440,947)
Net increase (decrease) in net assets from capital transactions	(990,532,481)	4,103,276,333
Net increase (decrease) in net assets during the period	(988,046,515)	4,214,422,998
Net assets at beginning of period	28,049,357,769	23,834,934,771
NET ASSETS AT END OF PERIOD	$ 27,061,311,254	$ 28,049,357,769
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.01%	0.46%	2.19%	1.82%	0.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,061,311	$28,049,358	$23,834,935	$17,447,265	$14,180,281
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.01%	0.41%	2.13%	1.79%	0.84%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Portfolio had invested in repurchase agreements with the gross values of $16,149,234,979 and associated collateral equal to $16,246,560,471.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
12

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,000.00	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
19

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1
00270437

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$3,755,762,506
Receivable from Adviser	263,180
Prepaid expenses and other assets	5,277
TOTAL ASSETS	3,756,030,963
LIABILITIES
Administration fees payable	179,141
Transfer agent fees payable	1,312
Registration and filing fees payable	52,697
Professional fees payable	18,798
Printing fees payable	16,947
Distribution payable	5,168
Accrued expenses and other liabilities	114
TOTAL LIABILITIES	274,177
NET ASSETS	$3,755,756,786
NET ASSETS CONSIST OF:
Paid-in Capital	$3,755,755,432
Total distributable earnings (loss)	1,354
NET ASSETS	$3,755,756,786
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	3,755,755,432
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	2,395,169
Expenses allocated from affiliated Portfolio	(2,164,783)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	230,386
EXPENSES
Administration fees	1,674,887
Custodian fees	27,437
Trustees’ fees and expenses	21,114
Transfer agent fees	472
Registration and filing fees	28,506
Professional fees and expenses	28,501
Printing and postage fees	24,132
Insurance expense	15,627
Miscellaneous expenses	18,369
TOTAL EXPENSES	1,839,045
Expenses waived/reimbursed by the Adviser	(2,381,963)
NET EXPENSES	(542,918)
NET INVESTMENT INCOME (LOSS)	$ 773,304
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	1,659
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 774,963
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 773,304	$ 22,874,101
Net realized gain (loss)	1,659	20,447
Net increase (decrease) in net assets resulting from operations	774,963	22,894,548
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(774,279)	(22,895,464)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,109,785,543	6,454,715,748
Reinvestment of distributions	773,017	23,024,368
Cost of shares redeemed	(3,108,792,238)	(7,944,327,613)
Net increase (decrease) from share transactions	1,001,766,322	(1,466,587,497)
Net increase (decrease) in net assets during the period	1,001,767,006	(1,466,588,413)
Net assets at beginning of period	2,753,989,780	4,220,578,193
NET ASSETS AT END OF PERIOD	$ 3,755,756,786	$ 2,753,989,780
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,109,785,543	6,454,715,748
Reinvestment of distributions	773,017	23,024,368
Shares redeemed	(3,108,792,238)	(7,944,327,613)
Net increase (decrease) from share transactions	1,001,766,322	(1,466,587,497)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	For the Period 10/05/17* - 12/31/17(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0002	0.0045	0.0213	0.0178	0.0025
Net realized and unrealized gain (loss)	(0.0001)	(0.0001)	(0.0000)(b)	—	—
Total from investment operations	0.0001	0.0044	0.0213	0.0178	0.0025
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0044)	(0.0213)	(0.0178)	(0.0025)
Total distributions	(0.0001)	(0.0044)	(0.0213)	(0.0178)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.02%	0.44%	2.16%	1.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,755,757	$2,753,990	$4,220,578	$3,620,569	$2,926,362
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.13%	0.16%(d)
Net expenses	0.05%	0.08%	0.08%	0.08%	0.08%(d)
Net investment income (loss)	0.02%	0.45%	2.13%	1.77%	1.08%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.88% at December 31, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended December 31, 2021, the Adviser contractually waived fees in the amount of $654,056.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2021, the Adviser voluntarily waived expenses in the amount of $669,954.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2021 were $1,057,953. As of December 31, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 645
12/31/2024	$1,057,953
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$774,279	$—	$774,279
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$ 22,895,464	$ —	$ 22,895,464
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Treasury Obligations Money Market Fund	$1,354	$—	$—	$—	$1,354
As of December 31, 2021, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Treasury Obligations Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Obligations Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from October 5, 2017 (commencement of operations) to December 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from October 5, 2017 (commencement of operations) to December 31, 2017, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.04%	$1,000.10	$0.20	$1,025.00	$0.20
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - Present); Board Director and Chairman, SPDR Europe II, PLC (2013 - Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

16

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2021
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2021

% of Net Assets
Treasury Repurchase Agreements	59.7%
Treasury Debt	37.6
Other Assets in Excess of Liabilities	2.7
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2021

% of Net Assets
2 to 30 Days	63.5%
31 to 60 Days	7.6
61 to 90 Days	5.1
Over 90 Days	21.1
Total	97.3%
Average days to maturity	16
Weighted average life	70
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—37.6%
U.S. Treasury Bill (a)	0.050%	01/20/2022	01/20/2022	$ 457,000,000	$ 456,988,468
U.S. Treasury Bill (a)	0.050%	02/01/2022	02/01/2022	320,000,000	319,986,486
U.S. Treasury Bill (a)	0.050%	02/15/2022	02/15/2022	125,000,000	124,991,788
U.S. Treasury Bill (a)	0.051%	01/13/2022	01/13/2022	268,100,000	268,096,137
U.S. Treasury Bill (a)	0.051%	02/10/2022	02/10/2022	161,580,000	161,571,402
U.S. Treasury Bill (a)	0.053%	01/27/2022	01/27/2022	74,800,000	74,797,340
U.S. Treasury Bill (a)	0.053%	03/01/2022	03/01/2022	249,750,000	249,729,085
U.S. Treasury Bill (a)	0.055%	02/03/2022	02/03/2022	115,000,000	114,994,554
U.S. Treasury Bill (a)	0.055%	02/22/2022	02/22/2022	250,500,000	250,480,865
U.S. Treasury Bill (a)	0.055%	03/08/2022	03/08/2022	99,500,000	99,490,271
U.S. Treasury Bill (a)	0.055%	03/17/2022	03/17/2022	300,000,000	299,966,542
U.S. Treasury Bill (a)	0.056%	01/11/2022	01/11/2022	275,000,000	274,996,418
U.S. Treasury Bill (a)	0.058%	04/14/2022	04/14/2022	225,100,000	225,063,840
U.S. Treasury Bill (a)	0.058%	04/21/2022	04/21/2022	223,850,000	223,810,272
U.S. Treasury Bill (a)	0.063%	05/05/2022	05/05/2022	120,000,000	119,974,583
U.S. Treasury Bill (a)	0.063%	05/12/2022	05/12/2022	100,050,000	100,027,954
U.S. Treasury Bill (a)	0.065%	03/10/2022	03/10/2022	475,200,000	475,142,937
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	250,000,000	249,961,111
U.S. Treasury Bill (a)	0.070%	03/29/2022	03/29/2022	175,000,000	174,971,076
U.S. Treasury Bill (a)	0.072%	04/05/2022	04/05/2022	425,500,000	425,420,048
U.S. Treasury Bill (a)	0.090%	06/02/2022	06/02/2022	115,000,000	114,956,875
U.S. Treasury Bill (a)	0.236%	12/01/2022	12/01/2022	125,000,000	124,727,944
U.S. Treasury Note (a)	0.061%	03/31/2022	03/31/2022	45,000,000	45,188,360
U.S. Treasury Note (a)	0.072%	06/30/2022	06/30/2022	33,423,000	33,697,313
U.S. Treasury Note (a)	0.078%	05/31/2022	05/31/2022	46,100,000	46,108,842
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.114%	01/01/2022	07/31/2023	511,644,000	511,661,668
U.S. Treasury Note, 3 Month USD MMY + 0.03 (b)	0.119%	01/01/2022	04/30/2023	389,941,000	389,981,050
U.S. Treasury Note, 3 Month USD MMY + 0.04 (b)	0.120%	01/01/2022	10/31/2023	407,100,000	407,112,469
U.S. Treasury Note, 3 Month USD MMY + 0.05 (b)	0.134%	01/01/2022	01/31/2023	425,406,000	425,530,978
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	07/31/2022	694,375,000	694,416,032
U.S. Treasury Note, 3 Month USD MMY + 0.06 (b)	0.140%	01/01/2022	10/31/2022	884,361,000	884,480,280
U.S. Treasury Note, 3 Month USD MMY + 0.11 (b)	0.199%	01/01/2022	04/30/2022	971,345,000	971,564,653
U.S. Treasury Note, 3 Month USD MMY + 0.15% (b)	0.239%	01/01/2022	01/31/2022	847,500,000	847,567,832
TOTAL TREASURY DEBT					10,187,455,473
TREASURY REPURCHASE AGREEMENTS—59.7%
Agreement with Banco Santander (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.875% due 08/31/2024, valued at $42,840,085); expected proceeds $42,000,070	0.020%	01/03/2022	01/03/2022	42,000,000	42,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 2.375% due 08/15/2024, valued at $102,000,077); expected proceeds $100,000,417	0.050%	01/03/2022	01/03/2022	100,000,000	100,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/07/2021 (collateralized by U.S. Treasury Bonds, 1.375% – 3.125% due 11/15/2040 – 02/15/2049, U.S. Treasury Inflation Index Bonds, 2.125% – 2.375% due 01/15/2027 – 02/15/2040, U.S. Treasury Inflation Index Notes, 0.250% due 01/15/2025 – 07/15/2029, U.S. Treasury Notes, 0.500% – 2.875% due 06/30/2022 – 02/15/2031, and U.S. Treasury Strips, 0.000% due 08/15/2023 – 08/15/2030, valued at $100,980,015); expected proceeds $99,007,260	0.055%	01/07/2022	01/07/2022	99,000,000	99,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 12/29/2022, and a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $265,200,073); expected proceeds $260,001,083	0.050%	01/03/2022	01/03/2022	$ 260,000,000	$ 260,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by a U.S. Treasury Bond, 6.375% due 08/15/2027, U.S. Treasury Inflation Index Bonds, 2.375% – 3.625% due 01/15/2027 – 04/15/2028, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, and U.S. Treasury Strips, 0.000% due 11/15/2031 – 08/15/2048, valued at $76,500,081); expected proceeds $75,000,729	0.050%	01/06/2022	01/06/2022	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.0500% due 02/24/2022 – 12/29/2022, valued at $126,480,070); expected proceeds $124,000,413	0.040%	01/03/2022	01/03/2022	124,000,000	124,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bonds, 2.250% – 4.250% due 11/15/2040 – 08/15/2049, and U.S. Treasury Strips, 0.000% due 08/15/2031 – 02/15/2051, valued at $25,500,068); expected proceeds $25,000,104	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 11/04/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 3.625% due 05/15/2040 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 3.875% due 01/15/2028 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 10/15/2024 – 07/15/2031, and U.S. Treasury Notes, 0.125% – 1.625% due 12/31/2022 – 05/15/2031, valued at $56,100,091); expected proceeds $55,006,302	0.055%	01/18/2022	01/18/2022	55,000,000	55,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by a U.S. Treasury Bond, 6.875% due 08/15/2025, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 10/15/2025 – 01/15/2026, and U.S. Treasury Notes, 0.250% – 3.000% due 07/31/2025 – 12/31/2025, valued at $510,035,040); expected proceeds $500,004,861	0.050%	01/06/2022	01/06/2022	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2026, and U.S. Treasury Notes, 0.750% – 2.375% due 03/31/2026 – 05/15/2026, valued at $26,533,873); expected proceeds $26,000,108	0.050%	01/03/2022	01/03/2022	26,000,000	26,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, valued at $37,740,073); expected proceeds $37,000,154	0.050%	01/03/2022	01/03/2022	37,000,000	37,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Federal Reserve Bank of New York of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 2.000% - 2.375% due 02/29/2024 - 05/31/2024, valued at$11,400,047,523); expected proceeds $11,404,750,000	0.050%	01/03/2022	01/03/2022	$ 11,400,000,000	$ 11,400,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $1,067,445,476); expected proceeds $1,045,004,354	0.050%	01/03/2022	01/03/2022	1,045,000,000	1,045,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.250% due 12/31/2026, valued at $489,983,213); expected proceeds $480,002,229	0.050%	01/03/2022	01/03/2022	480,000,229	480,000,229
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.500% – 2.500% due 01/31/2025 – 06/30/2027, valued at $612,000,075); expected proceeds $600,002,500	0.050%	01/03/2022	01/03/2022	600,000,000	600,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.500% due 11/30/2022 – 08/31/2027, valued at $56,100,035); expected proceeds $55,000,229	0.050%	01/03/2022	01/03/2022	55,000,000	55,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 01/27/2022, U.S. Treasury Notes, 1.250% – 2.875% due 03/31/2028 – 08/15/2028, and U.S. Treasury Strips, 0.000% due 11/15/2027 – 02/15/2031, valued at $52,020,023); expected proceeds $51,000,506	0.051%	01/05/2022	01/05/2022	51,000,000	51,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, a U.S. Treasury Note, 0.500% due 03/31/2025 and a U.S. Treasury Strip, 0.000% due 08/15/2024, valued at $74,460,005); expected proceeds $73,000,305	0.050%	01/03/2022	01/03/2022	73,000,000	73,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.375% – 2.750% due 08/31/2023 – 12/31/2025, valued at $25,500,024); expected proceeds $25,000,104	0.050%	01/03/2022	01/03/2022	25,000,000	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by U.S. Treasury Bonds, 2.375% – 4.250% due 05/15/2039 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.125% – 1.375% due 02/15/2044 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 0.250% – 2.750% due 08/15/2023 – 02/15/2028, valued at $102,000,104); expected proceeds $100,000,972	0.050%	01/05/2022	01/05/2022	100,000,000	100,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by U.S. Treasury Bonds, 2.250% – 6.375% due 08/15/2027 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.125% – 3.375% due 04/15/2032 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and U.S. Treasury Notes, 0.250% – 1.375% due 05/15/2024 – 01/31/2028, valued at $51,000,057); expected proceeds $50,000,486	0.050%	01/06/2022	01/06/2022	$ 50,000,000	$ 50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 1.750% due 08/15/2041, a U.S. Treasury Note, 1.250% due 06/30/2028, and a U.S. Treasury Strip, 0.000% due 08/15/2022, valued at $10,200,105); expected proceeds $10,000,042	0.050%	01/03/2022	01/03/2022	10,000,000	10,000,000
Agreement with MUFG Securities, dated 12/30/2021 (collateralized by U.S. Treasury Notes, 0.250% - 2.750% due 07/31/2022 - 03/31/2026, valued at $50,996,196); expected proceeds $50,000,486	0.050%	01/06/2022	01/06/2022	50,000,000	50,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2021 (collateralized by a U.S. Treasury Note, 1.375% due 10/31/2028, valued at $107,254,685); expected proceeds $105,000,438	0.050%	01/03/2022	01/03/2022	105,000,000	105,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/08/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $40,800,038); expected proceeds $40,007,078	0.070%	01/07/2022	01/07/2022	40,000,000	40,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $112,200,032); expected proceeds $110,019,464 (c)	0.070%	01/14/2022	01/14/2022	110,000,000	110,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 10/21/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $55,080,005); expected proceeds $54,009,660 (c)	0.070%	01/21/2022	01/21/2022	54,000,000	54,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $51,000,088); expected proceeds $50,010,000 (c)	0.080%	03/02/2022	03/02/2022	50,000,000	50,000,000
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Strips, 0.000%, due 02/15/2026 – 08/15/2030, valued at $45,510,279); expected proceeds $44,582,473	0.060%	01/03/2022	01/03/2022	44,582,250	44,582,250
Agreement with Prudential Insurance Co., dated 12/31/2021 (collateralized by U.S. Treasury Strips, 0.000%, due 05/15/2029 – 05/15/2030, valued at $56,892,680); expected proceeds $55,652,778	0.060%	01/03/2022	01/03/2022	55,652,500	55,652,500
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 10/27/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.125% due 11/15/2027 – 05/15/2045, U.S. Treasury Inflation Index Bonds, 0.250% – 0.750% due 02/15/2042 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.250% – 0.625% due 01/15/2025 – 01/15/2026, and U.S. Treasury Notes, 0.125% – 2.875% due 02/28/2022 – 02/15/2028, valued at $229,500,099); expected proceeds $225,029,219	0.055%	01/20/2022	01/20/2022	$ 225,000,000	$ 225,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.250% due 05/31/2025, valued at $84,660,038); expected proceeds $83,000,346	0.050%	01/03/2022	01/03/2022	83,000,000	83,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.000% due 01/20/2022 – 09/08/2022, U.S. Treasury Bonds, 1.250% – 4.750% due 02/15/2037 – 05/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% – 3.375% due 01/15/2025 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 07/15/2031, U.S. Treasury Notes, 0.119% – 2.875% due 02/15/2022 – 05/31/2028, and U.S. Treasury Strips, 0.000% due 02/15/2022 – 05/15/2050, valued at $102,000,145); expected proceeds $100,000,417	0.050%	01/03/2022	01/03/2022	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					16,149,234,979
TOTAL INVESTMENTS –97.3% (d)(e)					26,336,690,452
Other Assets in Excess of Liabilities —2.7%					724,620,802
NET ASSETS –100.0%					$ 27,061,311,254
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $214,000,000 or 0.8% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value and cost	$10,187,455,473
Repurchase agreements, at value and amortized cost	16,149,234,979
Total Investments	26,336,690,452
Cash	1,224,594,498
Interest receivable — unaffiliated issuers	1,564,515
Prepaid expenses and other assets	3,244
TOTAL ASSETS	27,562,852,709
LIABILITIES
Payable for investments purchased	499,718,391
Advisory and administrator fee payable	1,078,733
Custody, sub-administration and transfer agent fees payable	663,940
Trustees’ fees and expenses payable	586
Professional fees payable	55,664
Printing fees payable	18,195
Accrued expenses and other liabilities	5,946
TOTAL LIABILITIES	501,541,455
NET ASSETS	$ 27,061,311,254
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income — unaffiliated issuers	$18,629,249
EXPENSES
Advisory and administrator fee	12,490,274
Custodian, sub-administrator and transfer agent fees	3,166,175
Trustees’ fees and expenses	209,944
Professional fees	241,658
Printing and postage fees	40,548
Insurance expense	7,343
TOTAL EXPENSES	16,155,942
NET INVESTMENT INCOME (LOSS)	$ 2,473,307
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,659
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,485,966
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,473,307	$ 111,054,789
Net realized gain (loss)	12,659	91,876
Net increase (decrease) in net assets resulting from operations	2,485,966	111,146,665
CAPITAL TRANSACTIONS
Contributions	59,891,436,435	96,988,717,280
Withdrawals	(60,881,968,916)	(92,885,440,947)
Net increase (decrease) in net assets from capital transactions	(990,532,481)	4,103,276,333
Net increase (decrease) in net assets during the period	(988,046,515)	4,214,422,998
Net assets at beginning of period	28,049,357,769	23,834,934,771
NET ASSETS AT END OF PERIOD	$ 27,061,311,254	$ 28,049,357,769
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.01%	0.46%	2.19%	1.82%	0.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,061,311	$28,049,358	$23,834,935	$17,447,265	$14,180,281
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.01%	0.41%	2.13%	1.79%	0.84%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Portfolio had invested in repurchase agreements with the gross values of $16,149,234,979 and associated collateral equal to $16,246,560,471.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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STATE STREET MASTER FUNDS
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OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,000.00	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
19

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBAR

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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State Street Aggregate Bond Index Fund
Management Discussion Of Fund Performance (Unaudited)
The State Street Aggregate Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”)*. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Aggregate Bond Index Portfolio (the Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was –1.77% and the Index was –1.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Sampling differences and premia from the corporate new issue market contributed to the difference between the Fund’s performance and that of the Index. The tracking error of the Fund relative to the Index was within expectations.
The main macroeconomic factors that contributed to Fund́s performance included the increase in Treasury yields, concerns around inflation and the delta/omicron variants, as well as the FED’s announcement of its tapering program and rate hiking schedule in 2022. Bond markets were fairly volatile throughout the year, and most U.S. indices ended in the red, save for U.S. high yield corporates. In Treasuries, 10 year yields started the year at 0.91%, peaked twice throughout the year at 1.75% (March and October), troughed in the summer at 1.17%, and ended the year at 1.51%. Corporate bond spreads were likewise volatile throughout the year, as investment grade bonds, especially, are sensitive to treasury movements.
The Fund’s performance deviated relative to it’s benchmark in the first quarter amid the severe treasury volatility as inflation came to the forefront of investor’s minds. This volatility exacerbates the effects of misweights from sampling and as such, the Fund was down -10bps in relation to the benchmark. The fund stayed in line with its benchmark, as expected, for the remainder of the year.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Aggregate Bond Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Aggregate Bond Index Fund Class A	(2.22%)	3.09%	2.68%
State Street Aggregate Bond Index Fund Class I	(1.97%)	3.36%	2.97%
State Street Aggregate Bond Index Fund Class K	(1.77%)	3.47%	3.04%
Bloomberg U.S. Aggregate Index (1)	(1.54%)	3.57%	3.17%
*	Inception date is September 19, 2014.
(1)	The Bloomberg U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The securities in the Bloomberg U.S. Aggregate Bond Index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the index. In addition, the securities must be U.S. dollar denominated, fixed rate, non convertible, and taxable. Certain types of securities, such as flower bonds, TINs, and state and local government series bonds are excluded from the Bloomberg U.S. Aggregate Bond Index. Also excluded from the Bloomberg U.S. Aggregate Bond Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Bloomberg U.S. Aggregate Bond Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Global All Cap Equity ex-U.S. Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term. The Fund’s benchmark is the MSCI ACWI ex USA Investable Market Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Global ex-U.S. Index Portfolio (the Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 8.36%, and the Index was 8.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, as-of cash flows, cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Index had a very prosperous first half of 2021 gaining just under 9% over the first six months. A more modest, slightly negative second half (-1%) led to an annual gain of 8.53% for the Index. The consistent storyline in most of the developed world was economic recovery as vaccine distribution became widespread and the world learned how to adapt to a new way of life. Many initiatives throughout Europe and Asia collectively attributed to the Index’s success. During the first quarter alone, the UK developed a £65 billion stimulus package and Japan approved a larger than normal budget equivalent to US$1 trillion to kickstart their respective economies. Following those plans, Q2 brought recovery funding approvals for many European countries including Portugal, Spain and Greece. The third quarter produced a small dip in the Index of –2.56% as supply chain disruptions and the unfortunate reality of a new COVID variant emerged. As the year closed, however, the Index righted the ship thanks to strong earnings announcements and healthy holiday spending.
Financials, Information Technology and Industrials were the strongest contributors to the Fund’s return. Consumer Discretionary and Communication Services were the weakest contributors and the only 2 sectors with negative performance.
On a country basis the strongest contributing countries were United Kingdom, Canada and France. The weakest contributors were China, Brazil and Korea. Overall emerging markets underperformed developed market by over 10%.
The Fund used index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund’s use of the futures contracts contributed to Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were ASML Holding NV, Taiwan Semiconductor Manufacturing Co. Ltd. and Novo Nordisk. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alibaba Group Holding Ltd., Tencent Holdings Ltd. and Pinduoduo Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

State Street Global All Cap Equity ex- U.S. Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Global All Cap Equity ex- U.S. Index Fund Class A	7.88%	9.36%	4.89%
State Street Global All Cap Equity ex- U.S. Index Fund Class I	8.21%	9.66%	5.17%
State Street Global All Cap Equity ex- U.S. Index Fund Class K	8.36%	9.83%	5.29%
MSCI ACWI ex USA Investable Market Index (1), (2)	8.53%	9.88%	5.40%
*	Inception date is September 17, 2014.
(1)	The MSCI ACWI ex USA Investable Market Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom.
(2)	Returns shown are reflective of the MSCI ACWI ex USA Investable Market Index for periods beginning on October 9, 2019 and the MSCI ACWI ex USA Index for periods prior to October 9, 2019.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
4

STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Small/Mid Cap Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of mid to small capitalization exchange traded U.S equity securities. The Fund’s benchmark is the Russell Small Cap Completeness Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Small/Mid Cap Equity Index Portfolio (the Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 12.45%, and the Index was 12.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund, futures and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
Economic recovery gathered pace in the first quarter of 2021 on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. The Democratic Party’s victory in Georgia at the start of the year paved way for further stimulus measures, resulting in the Russell Small Cap Completeness Index gaining 7.3% during the quarter. In addition, the infection rate continued to trend down and the vaccine rollout accelerated during the period with the vaccination goal being raised from 100 million to 200 million. The quarter closed with the FED indicating that there would be no rate hikes before 2024.
The Russell Small Cap Completeness Index gained 6.8% during the second quarter as the pandemic was reined in, consumer spending increased, growth stocks rebounded, first-quarter earnings grew strongly and the prospects of fiscal stimulus improved in the context of President Biden concluding a bipartisan deal to boost infrastructure spending by US$600 billion. During the quarter, the U.S. president completed 100 days in office and outlined two more spending packages – a US$2.3 trillion American Jobs Plan and a US$1.8 trillion American Families Plan, with many key tax credits from the Rescue bill being extended or made permanent.
The Russell Small Cap Completeness Index had the only quarterly drop of –3.1% in the third quarter. In the U.S. the economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July, respectively, which are the largest additions since August 2020. Sectors like travel and tourism that were impacted by reopening had a strong contribution during the quarter.
Economic activity continued to expand in the fourth quarter, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods. The Russell Small Cap Completeness gained 1.3% during the quarter.
The Fund used futures in order to gain market exposure for cash positions during the Reporting Period. The Fund’s use of futures detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Moderna Inc., Marvell Technology, Inc. and KKR & Co. Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Peloton Interactive Inc. Class A, Zoom Video Communications Inc. Class A and Block Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

State Street Small/Mid Cap Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Small/Mid Cap Equity Index Fund Class A	11.95%	14.97%	14.20%
State Street Small/Mid Cap Equity Index Fund Class I	12.22%	15.27%	14.50%
State Street Small/Mid Cap Equity Index Fund Class K	12.45%	15.40%	13.34%
Russell Small Cap Completeness Index (1)	12.64%	15.53%	13.49%
*	Inception date is October 15, 2015 for Class A and Class I and inception date is August 11, 2015 for Class K and the date used for the Russell Small Cap Completeness Index return.
(1)	The Russell Small Cap Completeness® Index is a float-adjusted, market capitalization index which measures the performance of the Russell 3000® Index companies excluding S&P 500® constituents. The Index is constructed to provide a comprehensive and unbiased barometer of the extended broad market beyond the S&P 500 exposure. The Index is completely reconstituted annually.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$638,942,109	$1,150,506,619	$410,494,029
Receivable for fund shares sold	2,043,043	2,618,267	4,605,942
Receivable from Adviser	38,602	141,797	14,042
Prepaid expenses and other assets	971	1,649	625
TOTAL ASSETS	641,024,725	1,153,268,332	415,114,638
LIABILITIES
Payable for investments purchased	764,475	1,446,980	3,386,508
Payable for fund shares repurchased	1,164,452	1,166,037	1,214,184
Advisory fee payable	13,358	57,076	9,938
Custodian fees payable	9,482	9,482	9,494
Administration fees payable	26,711	47,564	16,563
Distribution fees payable	2,311	2,595	9,299
Transfer agent fees payable	10,228	9,094	10,295
Sub-transfer agent fee payable	51,709	9,217	60,863
Registration and filing fees payable	10,292	15,674	10,133
Professional fees payable	21,795	21,942	21,730
Printing and postage fees payable	8,639	12,547	4,840
Accrued expenses and other liabilities	—	501,016	—
TOTAL LIABILITIES	2,083,452	3,299,224	4,753,847
NET ASSETS	$638,941,273	$1,149,969,108	$410,360,791
NET ASSETS CONSIST OF:
Paid-in Capital	$651,752,604	$1,028,133,081	$367,924,740
Total distributable earnings (loss)	(12,811,331)	121,836,027	42,436,051
NET ASSETS	$638,941,273	$1,149,969,108	$410,360,791
Class A
Net Assets	$ 10,742,435	$ 12,507,009	$ 44,289,681
Shares Outstanding	107,087	112,416	130,673
Net asset value, offering and redemption price per share	$ 100.32	$ 111.26	$ 338.94
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 104.23	$ 117.42	$ 357.72
Class I
Net Assets	$ 7,159,852	$ 675,557	$ 11,662,873
Shares Outstanding	71,580	6,066	34,405
Net asset value, offering and redemption price per share	$ 100.03	$ 111.37	$ 338.99
Class K
Net Assets	$621,038,986	$1,136,786,542	$354,408,237
Shares Outstanding	6,209,931	10,195,551	1,045,354
Net asset value, offering and redemption price per share	$ 100.01	$ 111.50	$ 339.03
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$651,801,475	$1,029,245,226	$412,082,679
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2021

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$ 10,711,899	$28,980,212	$ 12,108,809
EXPENSES
Advisory fee	140,367	583,715	107,142
Administration fees	280,735	486,430	178,570
Sub-transfer agent fee
Class A	22,115	23,508	80,219
Class I	14,982	919	24,077
Distribution fees
Class A	27,643	29,385	100,274
Custodian fees	38,390	39,495	38,223
Trustees’ fees and expenses	21,000	21,000	21,000
Transfer agent fees	117,531	106,073	85,832
Registration and filing fees	63,378	77,676	77,214
Professional fees and expenses	25,903	28,202	24,464
Printing and postage fees	12,795	20,167	6,644
Insurance expense	1,466	2,396	811
Miscellaneous expenses	2,425	370,714	2,307
TOTAL EXPENSES	768,730	1,789,680	746,777
Expenses waived/reimbursed by the Adviser	(564,132)	(1,596,750)	(381,985)
NET EXPENSES	204,598	192,930	364,792
NET INVESTMENT INCOME (LOSS)	$ 10,507,301	$28,787,282	$ 11,744,017
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	6,717,165	18,423,403	20,549,001
Capital gain distributions from corresponding affiliated Portfolio	—	—	43,994,809
Net realized gain (loss)	6,717,165	18,423,403	64,543,810
Net change in unrealized appreciation/depreciation on:
Investment in corresponding affiliated Portfolio	(25,081,448)	24,928,048	(40,840,365)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,364,283)	43,351,451	23,703,445
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (7,856,982)	$72,138,733	$ 35,447,462
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/21	Year Ended 12/31/20(b)	Year Ended 12/31/21	Year Ended 12/31/20(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,507,301	$ 7,091,813	$ 28,787,282	$ 13,311,878	$ 11,744,017	$ 2,918,168
Net realized gain (loss)	6,717,165	5,851,428	18,423,403	1,541,239	64,543,810	1,940,813
Net change in unrealized appreciation/depreciation	(25,081,448)	7,105,030	24,928,048	80,189,735	(40,840,365)	36,530,670
Net increase (decrease) in net assets resulting from operations	(7,856,982)	20,048,271	72,138,733	95,042,852	35,447,462	41,389,651
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(310,385)	(376,387)	(451,550)	(118,663)	(3,768,805)	(255,924)
Class I	(225,701)	(239,504)	(26,348)	(6,455)	(1,008,856)	(91,947)
Class K	(18,961,341)	(9,329,360)	(45,789,587)	(13,440,767)	(30,749,558)	(3,125,619)
Total distributions to shareholders	(19,497,427)	(9,945,251)	(46,267,485)	(13,565,885)	(35,527,219)	(3,473,490)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	5,609,425	11,684,206	4,169,296	3,031,290	26,020,266	6,208,805
Reinvestment of distributions	310,209	368,911	451,510	118,658	3,690,403	255,333
Cost of shares redeemed	(5,788,708)	(20,967,724)	(1,900,429)	(1,641,250)	(10,987,860)	(7,879,861)
Net increase (decrease) from capital share transactions	130,926	(8,914,607)	2,720,377	1,508,698	18,722,809	(1,415,723)
Class I
Proceeds from sale of shares sold	3,953,998	2,323,532	253,992	180,901	12,109,475	1,136,933
Reinvestment of distributions	31,270	13,681	26,348	6,455	1,008,856	91,947
Cost of shares redeemed	(4,582,328)	(1,868,214)	(41,859)	(451,774)	(9,108,940)	(1,563,862)
Net increase (decrease) from capital share transactions	(597,060)	468,999	238,481	(264,418)	4,009,391	(334,982)
Class K
Proceeds from sale of shares sold	505,711,468	224,103,569	478,760,857	375,663,145	201,622,021	125,769,004
Reinvestment of distributions	18,955,896	9,328,326	44,103,749	13,024,795	30,647,437	3,107,246
Cost of shares redeemed	(239,473,320)	(90,609,127)	(206,583,444)	(97,810,660)	(94,538,053)	(21,298,146)
Net increase (decrease) from capital share transactions	285,194,044	142,822,768	316,281,162	290,877,280	137,731,405	107,578,104
Net increase (decrease) in net assets from beneficial interest transactions	284,727,910	134,377,160	319,240,020	292,121,560	160,463,605	105,827,399
Net increase (decrease) in net assets during the period	257,373,501	144,480,180	345,111,268	373,598,527	160,383,848	143,743,560
Net assets at beginning of period	381,567,772	237,087,592	804,857,840	431,259,313	249,976,943	106,233,383
NET ASSETS AT END OF PERIOD	$ 638,941,273	$381,567,772	$1,149,969,108	$804,857,840	$410,360,791	$249,976,943
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	54,459	111,233	37,035	32,665	71,506	24,561
Reinvestment of distributions	3,060	3,511	4,070	1,111	10,885	777
Shares redeemed	(56,565)	(199,831)	(16,654)	(18,284)	(29,990)	(34,042)
Net increase (decrease) from share transactions	954	(85,087)	24,451	15,492	52,401	(8,704)
Class I
Shares sold	38,742	22,114	2,288	1,912	33,255	4,431
Reinvestment of distributions	308	130	237	61	2,975	280
Shares redeemed	(44,192)	(17,675)	(367)	(5,594)	(24,203)	(7,244)
Net increase (decrease) from share transactions	(5,142)	4,569	2,158	(3,621)	12,027	(2,533)
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/21	Year Ended 12/31/20(b)	Year Ended 12/31/21	Year Ended 12/31/20(c)
Class K
Shares sold	4,916,863	2,129,056	4,208,329	4,024,381	561,669	424,709
Reinvestment of distributions	187,407	88,818	396,688	121,727	90,371	9,452
Shares redeemed	(2,338,151)	(861,992)	(1,823,318)	(1,043,008)	(261,943)	(86,179)
Net increase (decrease) from share transactions	2,766,119	1,355,882	2,781,699	3,103,100	390,097	347,982
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	After the close of trading on April 17, 2020, State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	After the close of trading on April 17, 2020, State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$105.53	$101.10	$ 95.50	$98.20	$97.50
Income (loss) from investment operations:
Net investment income (loss) (b)	1.45	2.18	3.40	2.60	2.10
Net realized and unrealized gain (loss)	(3.79)	5.10	4.40	(3.00)	0.80
Total from investment operations	(2.34)	7.28	7.80	(0.40)	2.90
Distributions to shareholders from:
Net investment income	(1.44)	(2.06)	(2.20)	(2.30)	(2.10)
Net realized gains	(1.43)	(0.79)	—	—	(0.10)
Total distributions	(2.87)	(2.85)	(2.20)	(2.30)	(2.20)
Net asset value, end of period	$100.32	$105.53	$101.10	$95.50	$98.20
Total return (c)	(2.22)%	7.25%	8.27%	(0.39)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,742	$ 11,200	$19,325	$1,121	$ 340
Ratios to Average Net Assets:
Total expenses (d)	0.58%	0.66%	0.68%	0.55%	0.58%
Net expenses (d)	0.47%	0.48%	0.48%	0.31%	0.40%
Net investment income (loss)	1.41%	2.08%	3.45%	2.74%	2.11%
Portfolio turnover rate (e)	29%	37%	69%	90%	99%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$105.23	$100.80	$ 95.50	$ 98.40	$ 97.60
Income (loss) from investment operations:
Net investment income (loss) (b)	1.69	2.38	2.70	2.70	2.30
Net realized and unrealized gain (loss)	(3.77)	5.20	5.40	(2.90)	0.90
Total from investment operations	(2.08)	7.58	8.10	(0.20)	3.20
Distributions to shareholders from:
Net investment income	(1.69)	(2.36)	(2.80)	(2.70)	(2.30)
Net realized gains	(1.43)	(0.79)	—	—	(0.10)
Total distributions	(3.12)	(3.15)	(2.80)	(2.70)	(2.40)
Net asset value, end of period	$100.03	$105.23	$100.80	$ 95.50	$ 98.40
Total return (c)	(1.97)%	7.57%	8.55%	(0.20)%	3.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 7,160	$ 8,073	$ 7,273	$10,598	$10,807
Ratios to Average Net Assets:
Total expenses (d)	0.33%	0.41%	0.32%	0.27%	0.26%
Net expenses (d)	0.22%	0.23%	0.12%	0.04%	0.08%
Net investment income (loss)	1.65%	2.27%	2.73%	2.78%	2.30%
Portfolio turnover rate (e)	29%	37%	69%	90%	99%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 105.20	$ 100.80	$ 95.50	$ 98.30	$ 97.50
Income (loss) from investment operations:
Net investment income (loss) (b)	1.92	2.59	2.90	2.70	2.30
Net realized and unrealized gain (loss)	(3.79)	5.20	5.20	(2.80)	0.90
Total from investment operations	(1.87)	7.79	8.10	(0.10)	3.20
Distributions to shareholders from:
Net investment income	(1.89)	(2.60)	(2.80)	(2.70)	(2.30)
Net realized gains	(1.43)	(0.79)	—	—	(0.10)
Total distributions	(3.32)	(3.39)	(2.80)	(2.70)	(2.40)
Net asset value, end of period	$ 100.01	$ 105.20	$ 100.80	$ 95.50	$ 98.30
Total return (c)	(1.77)%	7.79%	8.57%	(0.10)%	3.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$621,039	$362,294	$210,489	$127,817	$97,318
Ratios to Average Net Assets:
Total expenses (d)	0.13%	0.21%	0.23%	0.27%	0.26%
Net expenses (d)	0.02%	0.03%	0.03%	0.04%	0.08%
Net investment income (loss)	1.88%	2.47%	2.94%	2.83%	2.37%
Portfolio turnover rate (e)	29%	37%	69%	90%	99%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$107.01	$ 98.00	$84.60	$106.70	$ 87.40
Income (loss) from investment operations:
Net investment income (loss) (b)	2.53	1.63	3.20	3.60	0.80
Net realized and unrealized gain (loss)	5.89	8.74	14.50	(19.00)	22.50
Total from investment operations	8.42	10.37	17.70	(15.40)	23.30
Distributions to shareholders from:
Net investment income	(2.40)	(1.34)	(2.50)	(2.30)	(2.60)
Net realized gains	(1.77)	(0.02)	(1.80)	(4.40)	(1.40)
Total distributions	(4.17)	(1.36)	(4.30)	(6.70)	(4.00)
Net asset value, end of period	$ 111.26	$107.01	$98.00	$ 84.60	$106.70
Total return (c)	7.88%	10.47%	21.01%	(14.38)%	26.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,507	$ 9,413	$7,104	$ 3,599	$ 927
Ratios to Average Net Assets:
Total expenses (d)	0.63%	0.70%	0.71%	0.57%	0.53%
Net expenses (d)	0.46%	0.46%	0.45%	0.42%	0.44%
Net investment income (loss)	2.21%	1.79%	3.44%	3.59%	0.79%
Portfolio turnover rate (e)	2%	2%	28%	4%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$107.12	$ 98.10	$84.60	$106.70	$ 87.40
Income (loss) from investment operations:
Net investment income (loss) (b)	2.87	1.26	2.70	2.30	2.10
Net realized and unrealized gain (loss)	5.91	9.44	15.40	(17.60)	21.40
Total from investment operations	8.78	10.70	18.10	(15.30)	23.50
Distributions to shareholders from:
Net investment income	(2.76)	(1.66)	(2.80)	(2.40)	(2.80)
Net realized gains	(1.77)	(0.02)	(1.80)	(4.40)	(1.40)
Total distributions	(4.53)	(1.68)	(4.60)	(6.80)	(4.20)
Net asset value, end of period	$ 111.37	$107.12	$98.10	$ 84.60	$106.70
Total return (c)	8.21%	10.91%	21.24%	(14.18)%	27.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 676	$ 419	$ 739	$ 635	$ 999
Ratios to Average Net Assets:
Total expenses (d)	0.32%	0.40%	0.38%	0.43%	0.23%
Net expenses (d)	0.16%	0.16%	0.12%	0.30%	0.15%
Net investment income (loss)	2.50%	1.37%	2.90%	2.27%	2.12%
Portfolio turnover rate (e)	2%	2%	28%	4%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 107.24	$ 98.20	$ 84.70	$ 106.80	$ 87.40
Income (loss) from investment operations:
Net investment income (loss) (b)	3.41	2.49	2.90	2.60	3.20
Net realized and unrealized gain (loss)	5.54	8.40	15.40	(17.70)	20.40
Total from investment operations	8.95	10.89	18.30	(15.10)	23.60
Distributions to shareholders from:
Net investment income	(2.92)	(1.83)	(3.00)	(2.60)	(2.80)
Net realized gains	(1.77)	(0.02)	(1.80)	(4.40)	(1.40)
Total distributions	(4.69)	(1.85)	(4.80)	(7.00)	(4.20)
Net asset value, end of period	$ 111.50	$ 107.24	$ 98.20	$ 84.70	$ 106.80
Total return (c)	8.36%	11.08%	21.49%	(14.03)%	27.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,136,787	$795,026	$423,417	$433,086	$456,567
Ratios to Average Net Assets:
Total expenses (d)	0.18%	0.25%	0.27%	0.18%	0.18%
Net expenses (d)	0.01%	0.01%	0.01%	0.05%	0.10%
Net investment income (loss)	2.97%	2.70%	3.12%	2.57%	3.16%
Portfolio turnover rate (e)	2%	2%	28%	4%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$330.61	$253.40	$209.40	$239.00	$213.40
Income (loss) from investment operations:
Net investment income (loss) (b)	10.39	2.82	4.40	6.40	10.60
Net realized and unrealized gain (loss)	29.12	77.73	53.00	(29.00)	27.40
Total from investment operations	39.51	80.55	57.40	(22.60)	38.00
Distributions to shareholders from:
Net investment income	(10.62)	(0.71)	(4.60)	(3.00)	(5.00)
Net realized gains	(20.56)	(2.63)	(8.80)	(4.00)	(7.40)
Total distributions	(31.18)	(3.34)	(13.40)	(7.00)	(12.40)
Net asset value, end of period	$338.94	$330.61	$253.40	$209.40	$239.00
Total return (c)	11.95%	31.79%	27.42%	(9.35)%	17.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,290	$25,877	$22,037	$ 9,274	$ 988
Ratios to Average Net Assets:
Total expenses (d)	0.60%	0.69%	0.79%	0.80%	1.10%
Net expenses (d)	0.49%	0.50%	0.49%	0.29%	0.35%
Net investment income (loss)	2.82%	1.12%	1.76%	2.65%	4.60%
Portfolio turnover rate (e)	28%	52%	51%	22%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$330.66	$253.40	$209.60	$239.00	$213.40
Income (loss) from investment operations:
Net investment income (loss) (b)	9.73	3.20	3.80	4.00	8.00
Net realized and unrealized gain (loss)	30.71	78.24	54.40	(25.80)	30.60
Total from investment operations	40.44	81.44	58.20	(21.80)	38.60
Distributions to shareholders from:
Net investment income	(11.55)	(1.55)	(5.60)	(3.60)	(5.60)
Net realized gains	(20.56)	(2.63)	(8.80)	(4.00)	(7.40)
Total distributions	(32.11)	(4.18)	(14.40)	(7.60)	(13.00)
Net asset value, end of period	$338.99	$330.66	$253.40	$209.60	$239.00
Total return (c)	12.22%	32.15%	27.70%	(9.07)%	18.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 11,663	$ 7,400	$ 6,312	$ 5,038	$ 4,135
Ratios to Average Net Assets:
Total expenses (d)	0.35%	0.44%	0.46%	0.61%	0.90%
Net expenses (d)	0.24%	0.25%	0.17%	0.07%	0.11%
Net investment income (loss)	2.65%	1.28%	1.58%	1.58%	3.42%
Portfolio turnover rate (e)	28%	52%	51%	22%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 330.71	$ 253.40	$209.60	$239.00	$213.40
Income (loss) from investment operations:
Net investment income (loss) (b)	12.44	7.44	5.40	5.80	3.00
Net realized and unrealized gain (loss)	28.74	74.73	53.00	(27.60)	35.60
Total from investment operations	41.18	82.17	58.40	(21.80)	38.60
Distributions to shareholders from:
Net investment income	(12.30)	(2.23)	(5.80)	(3.60)	(5.60)
Net realized gains	(20.56)	(2.63)	(8.80)	(4.00)	(7.40)
Total distributions	(32.86)	(4.86)	(14.60)	(7.60)	(13.00)
Net asset value, end of period	$ 339.03	$ 330.71	$253.40	$209.60	$239.00
Total return (c)	12.45%	32.44%	27.84%	(9.03)%	18.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$354,408	$216,700	$77,885	$38,195	$18,750
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.24%	0.34%	0.55%	0.96%
Net expenses (d)	0.04%	0.05%	0.05%	0.04%	0.05%
Net investment income (loss)	3.38%	2.91%	2.17%	2.37%	1.29%
Portfolio turnover rate (e)	28%	52%	51%	22%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
19

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
U.S. Treasury Obligations	38.8%
U.S. Government Agency Obligations	29.5
Corporate Bonds & Notes	25.5
Foreign Government Obligations	3.4
Mortgage-Backed Securities	1.0
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.3
Short-Term Investments	9.8
Liabilities in Excess of Other Assets	(8.9)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2021

Description	% of Net Assets
Banks	5.4%
Electric	1.9
Pharmaceuticals	1.7
Telecommunications	1.4
Oil & Gas	1.1
TOTAL	11.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

State Street Global All Cap Equity ex- U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Common Stocks	96.1%
Warrants	0.0 *
Rights	0.0 *
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
21

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Common Stocks	98.8%
Rights	0.0 *
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2021

Description	% of Net Assets
Software	12.4%
Equity Real Estate Investment Trusts (REITs)	6.8
IT Services	5.4
Biotechnology	5.2
Banks	4.7
TOTAL	34.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.5%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 100,000	$ 99,991
3.38%, 3/1/2041	70,000	71,715
4.65%, 10/1/2028	10,000	11,484
5.40%, 10/1/2048	25,000	33,980
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	100,068
2.60%, 8/1/2031 (b)	200,000	202,734
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	107,447
		627,419
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.17%, 2/4/2023	65,000	65,011
1.43%, 2/4/2024	100,000	99,893
1.95%, 2/1/2024	30,000	30,398
2.20%, 2/4/2026	1,400,000	1,399,776
2.60%, 10/30/2025	35,000	35,902
2.75%, 2/1/2026	550,000	566,516
2.80%, 3/1/2023	25,000	25,468
2.95%, 2/1/2030 (b)	50,000	50,634
3.25%, 2/1/2028	50,000	52,137
3.25%, 3/1/2028	25,000	25,844
3.38%, 6/15/2046	25,000	24,094
3.50%, 3/1/2039	250,000	251,520
3.55%, 3/1/2038	165,000	167,218
3.63%, 2/1/2031	30,000	32,009
3.65%, 3/1/2047	100,000	99,683
3.75%, 2/1/2050	50,000	51,811
3.83%, 3/1/2059	250,000	250,577
4.51%, 5/1/2023	400,000	417,288
4.88%, 5/1/2025	335,000	366,848
5.04%, 5/1/2027	150,000	169,396
5.15%, 5/1/2030	200,000	233,352
5.71%, 5/1/2040	150,000	192,750
5.81%, 5/1/2050	200,000	270,744
5.93%, 5/1/2060	150,000	207,964
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	34,557
2.25%, 6/1/2031 (b)	45,000	45,655
2.38%, 11/15/2024	250,000	258,565
2.85%, 6/1/2041	40,000	40,917
3.63%, 4/1/2030	100,000	111,264
4.25%, 4/1/2050 (b)	60,000	76,866
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	15,498
3.83%, 4/27/2025	50,000	53,376
3.85%, 6/15/2023	70,000	72,734
3.85%, 12/15/2026	50,000	54,398
4.40%, 6/15/2028	100,000	112,599
Security Description	Principal Amount	Value
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	$ 395,000	$ 388,731
2.80%, 6/15/2050 (b)	400,000	399,360
3.55%, 1/15/2026	100,000	108,393
3.60%, 3/1/2035	50,000	55,824
4.70%, 5/15/2046	110,000	142,811
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	156,555
3.25%, 8/1/2023	200,000	207,232
3.25%, 1/15/2028	150,000	160,391
4.03%, 10/15/2047	100,000	118,070
4.75%, 6/1/2043	25,000	31,582
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	120,548
2.25%, 7/1/2030	700,000	698,131
2.82%, 9/1/2051	200,000	193,312
3.13%, 5/4/2027	200,000	213,012
3.13%, 7/1/2050	200,000	204,274
3.50%, 3/15/2027	136,000	146,654
4.13%, 11/16/2028	60,000	67,144
4.35%, 4/15/2047	450,000	548,028
4.45%, 11/16/2038	20,000	24,089
4.50%, 6/1/2042	100,000	123,611
4.63%, 11/16/2048	35,000	44,815
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	254,082
		10,369,911
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	237,330
3.88%, 9/16/2046	100,000	96,924
4.40%, 2/14/2026	117,000	128,485
4.45%, 5/6/2050	500,000	520,475
4.50%, 5/2/2043	25,000	26,071
4.80%, 2/14/2029	40,000	45,175
5.80%, 2/14/2039	285,000	343,100
5.95%, 2/14/2049	75,000	93,936
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	250,000	271,495
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	24,389
2.73%, 3/25/2031	50,000	48,564
2.79%, 9/6/2024	70,000	72,133
3.22%, 8/15/2024	50,000	52,007
3.22%, 9/6/2026	100,000	104,096
3.46%, 9/6/2029	100,000	103,610
3.56%, 8/15/2027	100,000	104,970
3.73%, 9/25/2040	30,000	28,798
3.98%, 9/25/2050	250,000	241,762
4.39%, 8/15/2037	100,000	105,524
4.54%, 8/15/2047	105,000	109,773
4.70%, 4/2/2027	250,000	275,482
4.76%, 9/6/2049	100,000	107,094

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
BAT International Finance PLC 1.67%, 3/25/2026	$ 525,000	$ 515,959
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	203,050
3.75%, 9/25/2027	30,000	32,651
4.35%, 3/15/2024	100,000	106,315
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	144,936
1.75%, 11/1/2030	150,000	142,943
2.13%, 5/10/2023	75,000	76,133
2.75%, 2/25/2026	125,000	130,348
3.13%, 3/2/2028	200,000	212,044
4.13%, 3/4/2043	25,000	27,662
4.25%, 11/10/2044	250,000	285,385
4.50%, 3/20/2042	50,000	57,909
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	29,695
5.85%, 8/15/2045	175,000	212,698
		5,318,921
AIRLINES — 0.1%
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	81,057	82,297
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	68,904	69,595
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	91,031	89,278
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	23,364	25,093
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	99,990
4.75%, 5/4/2023	250,000	261,898
5.13%, 6/15/2027	100,000	114,458
5.25%, 5/4/2025	90,000	99,980
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	39,447	40,420
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	98,748	102,579
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	65,556	71,004
Security Description	Principal Amount	Value
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	$ 60,813	$ 60,316
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	502,880	523,553
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	532,947	582,548
		2,223,009
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	52,349
2.40%, 3/27/2025	500,000	517,845
2.85%, 3/27/2030	500,000	531,345
3.25%, 3/27/2040	200,000	217,732
3.38%, 3/27/2050	150,000	169,764
3.88%, 11/1/2045 (b)	30,000	36,059
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	15,643
3.75%, 9/15/2025 (b)	25,000	26,928
VF Corp.:
2.40%, 4/23/2025	100,000	102,816
2.95%, 4/23/2030	65,000	67,461
		1,737,942
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series MTN, 0.75%, 8/9/2024	65,000	64,309
Series MTN, 0.88%, 7/7/2023	500,000	500,535
Series MTN, 1.30%, 9/9/2026	85,000	84,008
Series MTN, 2.00%, 3/24/2028	115,000	116,337
Series MTN, 2.15%, 9/10/2024	100,000	102,479
Series MTN, 2.90%, 2/16/2024	50,000	51,858
Series MTN, 3.63%, 10/10/2023	300,000	314,562
Cummins, Inc. 1.50%, 9/1/2030	200,000	189,552
General Motors Co.:
5.15%, 4/1/2038	200,000	240,726
5.20%, 4/1/2045	200,000	247,480
5.40%, 10/2/2023	250,000	267,742
6.13%, 10/1/2025	250,000	287,440
6.60%, 4/1/2036	100,000	135,031
6.75%, 4/1/2046	25,000	36,174

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	$ 50,000	$ 49,734
1.20%, 10/15/2024	45,000	44,665
1.25%, 1/8/2026	500,000	488,880
1.70%, 8/18/2023	300,000	302,844
2.40%, 4/10/2028	100,000	99,997
2.40%, 10/15/2028	1,000,000	997,190
2.70%, 6/10/2031	500,000	498,140
3.70%, 5/9/2023	100,000	103,004
3.95%, 4/13/2024	150,000	157,966
4.00%, 1/15/2025	35,000	37,298
4.15%, 6/19/2023	200,000	208,048
4.35%, 1/17/2027	185,000	203,770
5.25%, 3/1/2026	100,000	112,158
PACCAR Financial Corp.:
Series MTN, 0.90%, 11/8/2024	75,000	74,489
Series MTN, 1.10%, 5/11/2026	70,000	69,180
Series MTN, 2.65%, 4/6/2023	80,000	81,888
Toyota Motor Credit Corp.:
Series GMTN, 3.05%, 1/11/2028	50,000	53,649
Series GMTN, 3.45%, 9/20/2023	100,000	104,415
Series MTN, 0.40%, 4/6/2023	55,000	54,793
Series MTN, 0.45%, 1/11/2024	750,000	743,490
Series MTN, 0.80%, 10/16/2025	100,000	97,676
Series MTN, 1.15%, 8/13/2027 (b)	60,000	58,150
Series MTN, 1.35%, 8/25/2023	150,000	151,380
Series MTN, 1.80%, 2/13/2025	150,000	152,428
Series MTN, 1.90%, 4/6/2028	100,000	100,147
Series MTN, 2.90%, 3/30/2023	500,000	513,965
Series MTN, 2.90%, 4/17/2024	50,000	51,993
Series MTN, 3.00%, 4/1/2025	500,000	525,355
Series MTN, 3.40%, 4/14/2025	100,000	106,399
		8,881,324
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	238,220
4.40%, 10/1/2046	30,000	35,243
Lear Corp.:
4.25%, 5/15/2029	25,000	27,633
Security Description	Principal Amount	Value
5.25%, 5/15/2049 (b)	$ 30,000	$ 37,931
		339,027
BANKS — 5.4%
Banco Bilbao Vizcaya Argentaria SA 1.13%, 9/18/2025	200,000	195,818
Banco Santander SA:
1.85%, 3/25/2026	200,000	198,870
2.75%, 5/28/2025	200,000	206,882
2.75%, 12/3/2030	200,000	195,590
2.96%, 3/25/2031	200,000	203,984
3.13%, 2/23/2023 (b)	200,000	204,764
4.38%, 4/12/2028	200,000	223,982
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	196,290
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	400,804
Bank of America Corp.:
6.11%, 1/29/2037	75,000	100,950
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	250,000	257,465
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	263,172
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	750,000	801,495
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	116,668
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	234,330
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	193,572
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	150,000	148,793
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	770,000	764,186
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	200,968
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	196,406
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	152,363
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	200,848
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	735,609
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	742,129
Series GMTN, 3.50%, 4/19/2026	130,000	140,071
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	269,082

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Series L, 3.95%, 4/21/2025	$ 50,000	$ 53,462
Series MTN, 4.00%, 4/1/2024	50,000	53,148
Series MTN, 4.13%, 1/22/2024	25,000	26,569
Series MTN, 4.20%, 8/26/2024	50,000	53,578
Series MTN, 4.88%, 4/1/2044	50,000	65,129
Series MTN, 5.00%, 1/21/2044	100,000	131,410
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	500,000	506,620
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	75,000	77,019
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	500,000	521,030
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	250,905
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	250,000	267,502
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	250,000	260,287
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	105,451
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	75,000	77,407
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	165,438
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	557,390
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	150,000	172,050
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	186,236
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	600,000	721,128
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	700,000	695,261
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	100,000	99,323
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	$ 250,000	$ 247,070
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	98,039
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	695,912
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	197,918
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	95,838
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	400,000	402,932
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	479,435
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	269,654
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	336,479
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	595,794
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	151,920
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	385,756
Bank of Montreal:
0.45%, 12/8/2023	250,000	247,595
Series MTN, 0.40%, 9/15/2023	70,000	69,526
Series MTN, 1.25%, 9/15/2026	100,000	97,869
Series MTN, 1.85%, 5/1/2025 (b)	500,000	507,800
Series MTN, 2.50%, 6/28/2024	65,000	67,073
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	105,050
Series J, 0.85%, 10/25/2024	150,000	148,883
Series J, 1.90%, 1/25/2029	150,000	149,256
Series MTN, 0.50%, 4/26/2024	100,000	98,827
Series MTN, 0.75%, 1/28/2026	250,000	243,373
Series MTN, 1.65%, 7/14/2028	100,000	99,283
Series MTN, 2.20%, 8/16/2023	200,000	204,374

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Series MTN, 3.25%, 5/16/2027	$ 100,000	$ 107,849
Series MTN, 3.30%, 8/23/2029	250,000	269,210
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	250,000	269,875
Bank of Nova Scotia:
0.40%, 9/15/2023	160,000	158,813
0.70%, 4/15/2024	165,000	163,421
1.05%, 3/2/2026	250,000	244,188
1.30%, 6/11/2025	150,000	149,258
1.30%, 9/15/2026	200,000	196,454
1.35%, 6/24/2026 (b)	100,000	98,884
1.63%, 5/1/2023	400,000	404,584
2.15%, 8/1/2031	100,000	99,166
Barclays PLC:
3.68%, 1/10/2023	200,000	200,096
4.38%, 1/12/2026	50,000	54,626
5.25%, 8/17/2045	25,000	33,182
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	245,000	243,197
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	200,504
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	198,384
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	200,998
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	253,888
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	584,028
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	250,000	260,387
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	250,000	263,135
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	228,854
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	206,164
5 year CMT +2.90%, 3.56%, 9/23/2035 (c)	250,000	255,978
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	269,555
BPCE SA 4.00%, 4/15/2024	250,000	266,162
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	75,000	74,486
0.50%, 12/14/2023	200,000	197,590
0.95%, 6/23/2023	500,000	500,400
0.95%, 10/23/2025	45,000	44,052
1.25%, 6/22/2026	100,000	97,536
Security Description	Principal Amount	Value
3.10%, 4/2/2024	$ 100,000	$ 104,319
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	263,427
Citigroup, Inc.:
3.20%, 10/21/2026	300,000	317,994
3.75%, 6/16/2024	25,000	26,537
4.13%, 7/25/2028	70,000	76,940
4.30%, 11/20/2026	50,000	55,329
4.40%, 6/10/2025	250,000	272,415
4.45%, 9/29/2027	150,000	167,252
4.65%, 7/30/2045	25,000	31,589
4.65%, 7/23/2048	250,000	322,077
5.30%, 5/6/2044	50,000	65,393
6.68%, 9/13/2043	175,000	263,149
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	250,000	261,150
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	268,072
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	250,000	275,655
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	107,856
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	271,075
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	183,506
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	60,000	59,873
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	650,000	645,333
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	600,000	596,166
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	974,440
SOFR + 0.77%, 1.46%, 6/9/2027 (b) (c)	500,000	490,875
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	864,902
SOFR + 1.18%, 2.52%, 11/3/2032 (b) (c)	145,000	145,049
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	103,907
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	500,000	505,450
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	151,239
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	262,107
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	285,652

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	$ 250,000	$ 329,282
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	256,090
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	75,398
2.85%, 7/27/2026	25,000	26,065
Comerica, Inc.:
3.70%, 7/31/2023	50,000	52,033
4.00%, 2/1/2029 (b)	50,000	55,924
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	255,578
4.38%, 8/4/2025	250,000	271,242
5.75%, 12/1/2043	50,000	69,719
Series BKNT, 3.75%, 7/21/2026	500,000	538,185
Credit Suisse AG:
0.50%, 2/2/2024 (b)	500,000	493,980
1.00%, 5/5/2023	250,000	250,650
2.95%, 4/9/2025	500,000	523,615
Series MTN, 3.63%, 9/9/2024	500,000	530,385
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	155,480
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	148,719
3.70%, 5/30/2024	50,000	52,407
3.95%, 2/27/2023	250,000	257,857
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	499,895
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	150,000	151,071
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	499,370
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	250,000	253,295
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	256,025
Series BKNT, 3.45%, 7/27/2026	25,000	26,483
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	516,920
3.95%, 3/14/2028	100,000	110,418
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	225,000	242,969
FNB Corp. 2.20%, 2/24/2023	10,000	10,096
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	65,000	64,810
1.22%, 12/6/2023	200,000	200,464
2.60%, 2/7/2030	750,000	762,502
3.50%, 1/23/2025	50,000	52,741
Security Description	Principal Amount	Value
3.50%, 4/1/2025	$ 250,000	$ 264,600
3.50%, 11/16/2026	250,000	266,605
3.63%, 1/22/2023	25,000	25,727
3.75%, 2/25/2026	50,000	53,799
3.80%, 3/15/2030	250,000	274,952
4.00%, 3/3/2024	800,000	848,656
4.75%, 10/21/2045	50,000	64,426
5.15%, 5/22/2045	250,000	324,437
5.95%, 1/15/2027	50,000	58,959
6.25%, 2/1/2041	200,000	290,504
6.75%, 10/1/2037	150,000	212,688
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	555,625
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	228,728
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	417,417
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	269,815
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	140,000	139,404
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	100,000	99,222
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	100,000	99,597
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	524,578
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	78,356
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	900,000	882,261
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	229,236
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	86,140
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	115,762
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	180,914
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	160,473
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	340,915
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	516,973
Series FXD, 0.48%, 1/27/2023	200,000	199,450
Series MTN, 4.80%, 7/8/2044	50,000	63,788
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	438,435

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
HSBC Holdings PLC:
3.60%, 5/25/2023	$ 250,000	$ 259,317
4.30%, 3/8/2026	250,000	273,617
4.95%, 3/31/2030	250,000	293,150
5.25%, 3/14/2044	250,000	325,677
6.50%, 9/15/2037	200,000	275,532
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	259,367
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	750,000	787,537
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	215,968
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	280,080
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	270,252
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	550,000	543,306
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	200,978
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	732,802
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	196,184
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	347,567
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	195,818
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	503,075
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	202,938
Huntington Bancshares, Inc. 4.00%, 5/15/2025	100,000	107,618
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	260,987
ING Groep NV:
3.55%, 4/9/2024	200,000	209,752
4.55%, 10/2/2028	200,000	229,466
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	496,665
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (b)	50,000	53,685
JPMorgan Chase & Co.:
2.70%, 5/18/2023	125,000	127,851
2.95%, 10/1/2026	350,000	369,663
2.97%, 1/15/2023	50,000	51,192
3.38%, 5/1/2023	75,000	77,401
3.88%, 2/1/2024	50,000	52,928
4.13%, 12/15/2026	50,000	55,155
Security Description	Principal Amount	Value
4.25%, 10/1/2027	$ 80,000	$ 89,598
4.85%, 2/1/2044	50,000	65,483
4.95%, 6/1/2045	50,000	65,277
5.40%, 1/6/2042	50,000	68,006
5.50%, 10/15/2040	150,000	204,284
5.63%, 8/16/2043	250,000	347,677
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	75,000	77,466
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	208,442
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	198,400
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	104,029
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	136,349
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	223,368
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	270,837
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	226,572
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	215,238
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	117,075
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	59,097
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	121,849
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	120,000	118,368
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	165,000	162,556
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	600,000	598,818
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	100,000	99,080
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	350,000	348,197
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	700,000	701,246
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	241,845
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	112,746

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	$ 600,000	$ 584,478
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	133,426
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	625,891
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	94,863
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	156,049
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	916,276
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	200,000	201,428
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	208,250
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	95,179
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	985,000	1,062,037
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	728,928
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	253,800
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	201,362
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	505,795
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	257,950
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	170,998
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	584,713
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	289,417
KeyBank NA Series BKNT, 3.40%, 5/20/2026	25,000	26,561
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	101,680
Series MTN, 4.15%, 10/29/2025	65,000	71,118
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	25,698
Series GMTN, 1.75%, 7/27/2026 (b)	50,000	50,945
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	108,111
3.90%, 3/12/2024	250,000	263,897
4.34%, 1/9/2048	200,000	234,132
4.55%, 8/16/2028	250,000	285,007
4.65%, 3/24/2026	100,000	110,161
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	200,000	199,132
Security Description	Principal Amount	Value
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	$ 200,000	$ 196,706
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	264,270
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	496,790
2.19%, 2/25/2025	250,000	255,165
2.76%, 9/13/2026	25,000	25,959
3.29%, 7/25/2027	50,000	53,411
3.41%, 3/7/2024	250,000	261,785
3.46%, 3/2/2023	50,000	51,484
3.68%, 2/22/2027 (b)	50,000	54,384
3.74%, 3/7/2029	250,000	273,797
3.76%, 7/26/2023	100,000	104,368
3.78%, 3/2/2025	50,000	53,546
3.85%, 3/1/2026	25,000	27,085
3.96%, 3/2/2028	50,000	55,435
4.05%, 9/11/2028 (b)	100,000	111,690
4.29%, 7/26/2038 (b)	35,000	42,190
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	98,858
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	493,035
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	250,000	248,773
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	98,295
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	493,585
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	215,000	209,816
4.02%, 3/5/2028	200,000	222,210
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	200,000	206,814
SOFR + 1.57%, 2.87%, 9/13/2030 (b) (c)	200,000	206,014
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	488,540
Morgan Stanley:
3.63%, 1/20/2027	100,000	108,519
3.95%, 4/23/2027	25,000	27,492
4.30%, 1/27/2045	50,000	61,464
4.38%, 1/22/2047	100,000	125,410
6.38%, 7/24/2042	65,000	98,419
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	250,000	258,745
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	107,870
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	299,775
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	113,819

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	$ 150,000	$ 148,020
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	240,000	239,234
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	436,531
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	242,489
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	192,514
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	145,000	152,073
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	259,985
Series GMTN, 3.13%, 1/23/2023	300,000	307,386
Series GMTN, 3.70%, 10/23/2024	250,000	266,310
Series GMTN, 3.75%, 2/25/2023	50,000	51,728
Series GMTN, 3.88%, 1/27/2026	125,000	135,516
Series GMTN, 4.00%, 7/23/2025	500,000	542,310
Series GMTN, 4.35%, 9/8/2026	50,000	55,381
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	284,682
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	256,088
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	298,638
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	515,000	507,960
Series MTN, 3.13%, 7/27/2026	225,000	238,529
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	500,000	498,300
Series MTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	200,000	198,090
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	110,000	109,039
Series MTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	200,000	196,842
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	501,622
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	61,595
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	$ 500,000	$ 515,400
Series MTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	195,946
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	109,893
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	545,425
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	256,675
Series BKNT, 2.50%, 7/12/2026 (b)	50,000	52,134
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	247,195
Natwest Group PLC:
3.88%, 9/12/2023	75,000	78,205
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,450,000	1,428,032
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	521,035
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	250,000	261,610
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	225,044
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	74,321
3.65%, 8/3/2028 (b)	100,000	111,271
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	66,319
PNC Bank NA:
2.50%, 8/27/2024	250,000	258,335
Series BKNT, 3.25%, 1/22/2028	250,000	268,367
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	153,951
2.55%, 1/22/2030	500,000	515,605
3.15%, 5/19/2027	100,000	107,632
3.45%, 4/23/2029	100,000	108,836
3.50%, 1/23/2024	50,000	52,360
3.90%, 4/29/2024	50,000	52,931
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	136,114
Regions Financial Corp. 2.25%, 5/18/2025	100,000	102,170
Royal Bank of Canada:
1.20%, 4/27/2026	100,000	98,304

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Series GMTN, 1.15%, 7/14/2026 (b)	$ 100,000	$ 97,939
Series GMTN, 1.60%, 4/17/2023	500,000	505,565
Series GMTN, 3.70%, 10/5/2023	500,000	524,350
Series GMTN, 4.65%, 1/27/2026	100,000	111,151
Series MTN, 0.50%, 10/26/2023	35,000	34,762
Series MTN, 2.30%, 11/3/2031	100,000	100,409
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	51,103
4.40%, 7/13/2027	50,000	54,946
4.50%, 7/17/2025	50,000	54,133
3.50%, 6/7/2024	70,000	72,995
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	250,000	250,110
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	214,578
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	200,000	198,214
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	750,000	735,210
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	750,000	738,270
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	198,912
1.90%, 9/17/2028	550,000	539,544
2.14%, 9/23/2030	200,000	192,294
2.30%, 1/12/2041 (b)	750,000	693,420
2.35%, 1/15/2025	500,000	512,160
2.45%, 9/27/2024	200,000	205,580
3.01%, 10/19/2026	50,000	52,590
3.04%, 7/16/2029	200,000	208,852
3.10%, 1/17/2023	200,000	204,614
3.36%, 7/12/2027	50,000	53,655
3.75%, 7/19/2023	50,000	52,118
3.78%, 3/9/2026	30,000	32,371
3.94%, 7/19/2028	50,000	55,386
4.31%, 10/16/2028 (b)	100,000	113,166
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	40,000	43,742
SVB Financial Group:
1.80%, 10/28/2026	100,000	99,678
1.80%, 2/2/2031	135,000	127,930
2.10%, 5/15/2028 (b)	80,000	80,068
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	247,298
Series GMTN, 3.50%, 7/19/2023	50,000	52,107
Security Description	Principal Amount	Value
Series MTN, 0.30%, 6/2/2023	$ 100,000	$ 99,400
Series MTN, 0.45%, 9/11/2023	200,000	198,672
Series MTN, 0.70%, 9/10/2024 (b)	100,000	98,805
Series MTN, 0.75%, 6/12/2023	165,000	165,021
Series MTN, 0.75%, 9/11/2025	250,000	243,588
Series MTN, 1.15%, 6/12/2025	200,000	198,472
Series MTN, 1.20%, 6/3/2026	100,000	98,322
Series MTN, 1.25%, 9/10/2026	100,000	98,276
Series MTN, 2.00%, 9/10/2031	100,000	98,548
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	500,000	502,845
Series BKNT, 1.50%, 3/10/2025	250,000	251,593
Series BKNT, 3.00%, 2/2/2023	100,000	102,243
Series BKNT, 3.63%, 9/16/2025	25,000	26,754
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	107,977
Series MTN, 1.13%, 8/3/2027	100,000	96,781
Series MTN, 2.20%, 3/16/2023	100,000	101,617
Series MTN, 2.50%, 8/1/2024	100,000	103,278
Series MTN, 3.75%, 12/6/2023	50,000	52,554
Series MTN, 3.88%, 3/19/2029	100,000	110,216
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	58,807
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	49,211
US Bancorp:
1.45%, 5/12/2025	150,000	150,713
2.40%, 7/30/2024	100,000	103,344
Series DMTN, 3.00%, 7/30/2029	100,000	105,562
Series MTN, 1.38%, 7/22/2030	150,000	141,308
Series MTN, 3.10%, 4/27/2026	50,000	52,933
Series MTN, 3.60%, 9/11/2024	25,000	26,561

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
US Bank NA:
Series BKNT, 2.05%, 1/21/2025	$ 500,000	$ 511,640
Series BKNT, 3.40%, 7/24/2023	250,000	259,867
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	262,762
3.00%, 10/23/2026	250,000	262,942
4.13%, 8/15/2023	25,000	26,227
4.48%, 1/16/2024	25,000	26,622
5.38%, 11/2/2043	150,000	197,019
5.61%, 1/15/2044	325,000	438,747
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	315,856
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	936,118
Series GMTN, 4.30%, 7/22/2027	50,000	55,890
Series GMTN, 4.90%, 11/17/2045	150,000	189,062
Series MTN, 3.30%, 9/9/2024	150,000	157,895
Series MTN, 3.55%, 9/29/2025	50,000	53,388
Series MTN, 3.75%, 1/24/2024	1,000,000	1,050,660
Series MTN, 4.15%, 1/24/2029	250,000	279,527
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	635,331
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	110,000	116,172
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	376,369
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	250,000	256,178
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	255,178
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	665,000	670,579
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	203,316
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	150,000	173,927
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	500,000	683,325
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	98,387
Security Description	Principal Amount	Value
2.15%, 6/3/2031 (b)	$ 600,000	$ 600,756
2.35%, 2/19/2025	100,000	103,240
2.85%, 5/13/2026	50,000	52,747
2.96%, 11/16/2040	530,000	518,573
3.30%, 2/26/2024	300,000	314,892
3.35%, 3/8/2027	150,000	161,961
3.40%, 1/25/2028	100,000	108,890
3.65%, 5/15/2023 (b)	100,000	103,981
4.42%, 7/24/2039	25,000	29,319
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	32,360
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	38,996
Zions Bancorp NA 3.25%, 10/29/2029	250,000	258,485
		112,876,840
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	269,682
4.70%, 2/1/2036	125,000	150,993
4.90%, 2/1/2046	250,000	316,667
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	547,845
3.75%, 7/15/2042	50,000	54,360
4.00%, 4/13/2028	80,000	88,948
4.35%, 6/1/2040	500,000	588,015
4.38%, 4/15/2038	215,000	251,305
4.50%, 6/1/2050	250,000	308,747
4.60%, 4/15/2048	35,000	42,835
4.60%, 6/1/2060	500,000	623,780
4.75%, 1/23/2029	750,000	873,262
4.75%, 4/15/2058	125,000	157,370
4.90%, 1/23/2031 (b)	65,000	78,250
4.95%, 1/15/2042	250,000	313,752
5.45%, 1/23/2039	350,000	458,962
5.55%, 1/23/2049	350,000	484,088
5.80%, 1/23/2059	45,000	65,144
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	53,270
4.00%, 4/15/2038	50,000	58,140
Coca-Cola Co 1.45%, 6/1/2027 (b)	790,000	786,176
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	240,397
1.38%, 3/15/2031	200,000	188,724
1.50%, 3/5/2028	60,000	59,155
2.00%, 3/5/2031 (b)	65,000	64,809
2.13%, 9/6/2029 (b)	150,000	152,384
2.25%, 1/5/2032	100,000	101,590
2.50%, 3/15/2051	250,000	240,540
2.60%, 6/1/2050	350,000	344,211
2.88%, 5/5/2041	100,000	103,793

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.00%, 3/5/2051	$ 90,000	$ 95,486
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	236,032
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	244,357
2.88%, 5/1/2030	25,000	25,629
3.15%, 8/1/2029	100,000	105,348
3.75%, 5/1/2050	20,000	21,888
4.25%, 5/1/2023	25,000	26,075
4.50%, 5/9/2047	50,000	59,730
4.65%, 11/15/2028	30,000	34,417
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	496,190
2.63%, 4/29/2023	75,000	76,566
3.88%, 5/18/2028	200,000	223,652
Diageo Investment Corp. 4.25%, 5/11/2042 (b)	25,000	30,563
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	157,532
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	550,000	546,199
2.25%, 3/15/2031 (b)	40,000	39,502
3.13%, 12/15/2023	50,000	51,884
3.20%, 5/1/2030	45,000	47,621
3.35%, 3/15/2051	280,000	291,441
3.80%, 5/1/2050	70,000	77,488
4.06%, 5/25/2023	25,000	26,054
4.42%, 5/25/2025	200,000	217,974
5.09%, 5/25/2048	25,000	32,674
Molson Coors Beverage Co. 4.20%, 7/15/2046	30,000	33,305
Molson Coors Brewing Co. 3.00%, 7/15/2026	50,000	52,464
PepsiCo, Inc.:
0.40%, 10/7/2023	525,000	523,000
0.75%, 5/1/2023	365,000	365,763
1.40%, 2/25/2031 (b)	40,000	38,195
1.63%, 5/1/2030	75,000	73,040
2.25%, 3/19/2025	250,000	258,640
2.63%, 7/29/2029	50,000	52,584
2.85%, 2/24/2026	85,000	89,869
2.88%, 10/15/2049	100,000	104,838
3.38%, 7/29/2049	35,000	39,476
3.45%, 10/6/2046	150,000	169,412
3.60%, 3/1/2024	775,000	816,346
		13,848,428
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027	70,000	71,621
2.30%, 2/25/2031	100,000	100,437
2.77%, 9/1/2053	65,000	60,917
3.15%, 2/21/2040	850,000	869,864
3.20%, 11/2/2027	250,000	269,035
3.38%, 2/21/2050	600,000	623,220
Security Description	Principal Amount	Value
3.63%, 5/22/2024	$ 100,000	$ 105,390
4.40%, 5/1/2045	50,000	59,672
4.56%, 6/15/2048	200,000	247,660
4.66%, 6/15/2051	150,000	190,956
Baxalta, Inc. 4.00%, 6/23/2025	8,000	8,618
Biogen, Inc.:
2.25%, 5/1/2030	35,000	34,491
3.25%, 2/15/2051 (d)	308,000	305,246
4.05%, 9/15/2025	50,000	54,290
Gilead Sciences, Inc.:
0.75%, 9/29/2023	34,000	33,845
1.20%, 10/1/2027 (b)	295,000	285,126
1.65%, 10/1/2030 (b)	290,000	278,049
2.60%, 10/1/2040	350,000	335,566
2.80%, 10/1/2050	100,000	96,814
2.95%, 3/1/2027 (b)	25,000	26,335
3.65%, 3/1/2026	85,000	91,668
4.15%, 3/1/2047	120,000	141,457
4.50%, 2/1/2045	25,000	30,558
4.60%, 9/1/2035	100,000	121,144
4.75%, 3/1/2046	175,000	221,777
4.80%, 4/1/2044	25,000	31,601
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	33,122
2.80%, 9/15/2050	30,000	28,184
Royalty Pharma PLC:
0.75%, 9/2/2023	55,000	54,646
1.20%, 9/2/2025	70,000	68,757
2.20%, 9/2/2030	40,000	38,738
3.30%, 9/2/2040 (b)	65,000	64,803
3.55%, 9/2/2050	315,000	312,789
		5,296,396
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	548,124
2.49%, 2/15/2027	35,000	35,932
2.70%, 2/15/2031	250,000	254,335
2.72%, 2/15/2030	300,000	306,495
3.38%, 4/5/2040	1,015,000	1,058,726
3.58%, 4/5/2050	550,000	585,084
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	52,367
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	389,430
3.63%, 7/2/2024 (c) (e)	23,000	24,207
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	15,000	14,388
Lennox International, Inc. 1.35%, 8/1/2025	25,000	24,712

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	$ 25,000	$ 24,912
2.40%, 7/15/2031	50,000	49,671
3.20%, 7/15/2051	70,000	70,899
4.25%, 12/15/2047	100,000	117,206
Masco Corp.:
2.00%, 2/15/2031 (b)	100,000	96,089
3.13%, 2/15/2051 (b)	500,000	499,525
4.50%, 5/15/2047	100,000	120,654
Owens Corning:
3.95%, 8/15/2029	70,000	76,621
4.30%, 7/15/2047	100,000	114,913
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	126,041
		4,590,331
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	20,099
2.05%, 5/15/2030	20,000	20,121
2.70%, 5/15/2040	50,000	50,403
2.80%, 5/15/2050 (b)	35,000	35,663
Cabot Corp. 4.00%, 7/1/2029	25,000	27,121
Celanese US Holdings LLC 3.50%, 5/8/2024	30,000	31,342
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	491,810
3.60%, 11/15/2050	750,000	813,217
3.63%, 5/15/2026	100,000	107,765
4.25%, 10/1/2034	36,000	41,549
4.38%, 11/15/2042	50,000	59,633
4.80%, 11/30/2028	100,000	116,669
4.80%, 5/15/2049	65,000	83,074
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	750,000	793,095
4.49%, 11/15/2025	100,000	110,496
4.73%, 11/15/2028 (b)	150,000	173,865
5.42%, 11/15/2048	110,000	153,791
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	26,704
4.50%, 12/1/2028	100,000	113,598
Ecolab, Inc.:
2.70%, 11/1/2026	150,000	157,818
2.75%, 8/18/2055	500,000	491,295
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	40,369
FMC Corp. 4.50%, 10/1/2049	100,000	120,108
Huntsman International LLC 4.50%, 5/1/2029	20,000	22,211
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	50,987
Security Description	Principal Amount	Value
Linde, Inc.:
3.20%, 1/30/2026 (b)	$ 275,000	$ 293,265
3.55%, 11/7/2042	25,000	28,419
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	31,059
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	19,707
2.25%, 10/1/2030 (b)	25,000	24,880
3.38%, 10/1/2040	280,000	291,424
3.63%, 4/1/2051	40,000	42,489
3.80%, 10/1/2060	30,000	31,715
4.20%, 10/15/2049	50,000	57,662
4.20%, 5/1/2050	50,000	57,732
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	30,710
5.75%, 4/15/2024	100,000	108,903
Mosaic Co.:
4.05%, 11/15/2027	250,000	275,577
5.63%, 11/15/2043	25,000	33,239
NewMarket Corp. 2.70%, 3/18/2031	750,000	747,682
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	105,472
3.00%, 4/1/2025	50,000	52,137
4.00%, 12/15/2026 (b)	50,000	54,823
4.13%, 3/15/2035	25,000	28,413
4.20%, 4/1/2029	85,000	95,845
5.00%, 4/1/2049	150,000	201,727
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	68,540
2.80%, 8/15/2029	100,000	104,692
Praxair, Inc. 1.10%, 8/10/2030	500,000	466,880
RPM International, Inc.:
3.75%, 3/15/2027	50,000	54,490
4.25%, 1/15/2048	200,000	230,236
5.25%, 6/1/2045	25,000	32,343
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	153,270
2.30%, 5/15/2030	60,000	60,103
2.95%, 8/15/2029	50,000	52,672
3.30%, 5/15/2050	100,000	105,407
3.45%, 6/1/2027 (b)	30,000	32,510
3.80%, 8/15/2049	50,000	56,554
Westlake Chemical Corp.:
3.13%, 8/15/2051 (b)	350,000	337,767
4.38%, 11/15/2047	150,000	176,722
5.00%, 8/15/2046	100,000	126,531
		8,824,400
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	70,841

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
1.70%, 5/15/2028	$ 60,000	$ 59,868
Block Financial LLC 3.88%, 8/15/2030	30,000	32,122
California Institute of Technology 3.65%, 9/1/2119	45,000	52,669
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	164,278
Equifax, Inc.:
2.60%, 12/1/2024	50,000	51,743
3.95%, 6/15/2023	40,000	41,593
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	121,489
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	25,124
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	72,976
1.50%, 11/15/2024	55,000	55,016
2.15%, 1/15/2027	100,000	100,473
2.65%, 2/15/2025	350,000	359,961
GXO Logistics, Inc. 1.65%, 7/15/2026 (d)	750,000	734,040
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	60,855
Series F, 2.99%, 7/1/2050	100,000	110,140
Moody's Corp.:
2.00%, 8/19/2031 (b)	100,000	97,404
2.63%, 1/15/2023	250,000	254,185
2.75%, 8/19/2041	350,000	340,826
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	187,228
PayPal Holdings, Inc.:
1.35%, 6/1/2023	250,000	252,100
2.30%, 6/1/2030	55,000	55,806
2.40%, 10/1/2024	35,000	36,217
2.65%, 10/1/2026 (b)	270,000	283,991
2.85%, 10/1/2029	30,000	31,603
3.25%, 6/1/2050 (b)	65,000	69,681
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	255,600
Quanta Services, Inc.:
0.95%, 10/1/2024	30,000	29,652
2.35%, 1/15/2032	55,000	53,507
3.05%, 10/1/2041	250,000	244,600
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	30,889
4.00%, 3/18/2029	100,000	110,892
S&P Global, Inc.:
2.50%, 12/1/2029 (b)	55,000	56,879
3.25%, 12/1/2049	65,000	70,695
Security Description	Principal Amount	Value
Total System Services, Inc. 4.45%, 6/1/2028	$ 100,000	$ 111,541
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	20,048
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	29,155
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	10,108
University of Southern California:
2.81%, 10/1/2050	50,000	50,652
3.03%, 10/1/2039	25,000	26,441
Series A, 3.23%, 10/1/2120	35,000	35,841
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	133,805
		4,992,534
COMPUTERS — 0.7%
Apple, Inc.:
0.55%, 8/20/2025 (b)	200,000	195,210
0.70%, 2/8/2026 (b)	200,000	195,364
0.75%, 5/11/2023	465,000	466,688
1.13%, 5/11/2025	350,000	349,244
1.20%, 2/8/2028	500,000	485,620
1.25%, 8/20/2030	200,000	188,866
1.65%, 5/11/2030	90,000	87,932
1.65%, 2/8/2031	200,000	194,868
2.05%, 9/11/2026 (b)	750,000	771,157
2.38%, 2/8/2041	50,000	48,511
2.40%, 1/13/2023	200,000	203,452
2.40%, 5/3/2023	25,000	25,587
2.40%, 8/20/2050	110,000	103,282
2.65%, 5/11/2050	300,000	294,690
2.65%, 2/8/2051	200,000	196,486
2.70%, 8/5/2051	350,000	347,301
2.75%, 1/13/2025	200,000	209,098
2.80%, 2/8/2061	100,000	98,844
2.85%, 5/11/2024	200,000	208,444
3.00%, 2/9/2024	850,000	885,581
3.00%, 11/13/2027	100,000	107,372
3.20%, 5/11/2027	250,000	269,715
3.25%, 2/23/2026	150,000	160,495
3.45%, 5/6/2024	250,000	264,425
3.45%, 2/9/2045	350,000	390,859
3.85%, 5/4/2043	25,000	29,533
3.85%, 8/4/2046	150,000	177,705
4.38%, 5/13/2045	75,000	94,876
4.50%, 2/23/2036	350,000	439,250
4.65%, 2/23/2046	75,000	98,527

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	$ 250,000	$ 247,527
3.45%, 12/15/2051 (d)	250,000	240,035
4.00%, 7/15/2024	50,000	53,092
4.90%, 10/1/2026	100,000	112,729
5.45%, 6/15/2023	87,000	91,880
6.02%, 6/15/2026	520,000	602,550
6.20%, 7/15/2030	250,000	316,017
8.35%, 7/15/2046	252,000	422,037
DXC Technology Co.:
1.80%, 9/15/2026	100,000	99,034
2.38%, 9/15/2028	100,000	98,028
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	52,678
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	150,903
1.75%, 4/1/2026	150,000	150,023
4.45%, 10/2/2023	250,000	263,900
4.90%, 10/15/2025	70,000	77,683
6.20%, 10/15/2035	10,000	13,115
6.35%, 10/15/2045	10,000	13,391
HP, Inc.:
1.45%, 6/17/2026 (d)	200,000	196,794
6.00%, 9/15/2041	250,000	333,022
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	847,390
1.95%, 5/15/2030	350,000	342,198
2.85%, 5/15/2040	100,000	98,434
2.95%, 5/15/2050 (b)	100,000	97,748
3.00%, 5/15/2024	200,000	208,898
3.30%, 5/15/2026	250,000	267,590
3.50%, 5/15/2029	215,000	233,565
3.63%, 2/12/2024	50,000	52,692
4.15%, 5/15/2039	100,000	115,599
4.70%, 2/19/2046	325,000	419,149
5.88%, 11/29/2032 (b)	25,000	32,957
Leidos, Inc.:
2.30%, 2/15/2031	55,000	52,793
3.63%, 5/15/2025	25,000	26,541
Western Digital Corp.:
2.85%, 2/1/2029	30,000	30,284
3.10%, 2/1/2032	55,000	55,396
		14,004,654
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co. Series MTN, 3.70%, 8/1/2047	55,000	66,923
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	95,000	93,735
2.00%, 12/1/2024	45,000	46,141
2.38%, 12/1/2029	40,000	40,954
3.13%, 12/1/2049	60,000	65,540
Security Description	Principal Amount	Value
Procter & Gamble Co.:
0.55%, 10/29/2025	$ 550,000	$ 537,009
1.00%, 4/23/2026 (b)	500,000	495,270
1.20%, 10/29/2030 (b)	800,000	757,088
2.45%, 11/3/2026	150,000	157,319
3.00%, 3/25/2030	100,000	108,649
Unilever Capital Corp.:
0.63%, 8/12/2024 (b)	100,000	99,380
1.38%, 9/14/2030	100,000	94,636
1.75%, 8/12/2031	140,000	136,121
2.00%, 7/28/2026	100,000	102,351
2.90%, 5/5/2027	150,000	159,163
3.10%, 7/30/2025	50,000	53,023
		3,013,302
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	101,753
4.60%, 6/15/2045	50,000	64,009
		165,762
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	150,000	149,371
1.65%, 10/29/2024	1,150,000	1,148,482
1.75%, 1/30/2026	225,000	221,031
2.45%, 10/29/2026	150,000	151,126
3.30%, 1/30/2032	150,000	152,970
3.40%, 10/29/2033	150,000	152,661
3.65%, 7/21/2027	150,000	158,254
4.50%, 9/15/2023	150,000	157,425
6.50%, 7/15/2025	500,000	571,775
Series 3NC1, 1.75%, 10/29/2024	150,000	149,811
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	74,073
Air Lease Corp.:
0.80%, 8/18/2024	85,000	83,309
1.88%, 8/15/2026	100,000	98,474
2.75%, 1/15/2023	50,000	50,814
3.00%, 9/15/2023	25,000	25,669
3.13%, 12/1/2030	100,000	102,110
3.25%, 3/1/2025	100,000	103,945
3.63%, 4/1/2027	70,000	73,676
3.88%, 7/3/2023	50,000	51,816
4.25%, 9/15/2024	25,000	26,612
Series GMTN, 3.75%, 6/1/2026	150,000	159,868
Series MTN, 0.70%, 2/15/2024	100,000	98,509
Series MTN, 2.88%, 1/15/2026	160,000	165,016
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	26,152

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
4.25%, 6/15/2026	$ 65,000	$ 69,692
5.00%, 4/1/2023	25,000	26,113
Ally Financial, Inc.:
1.45%, 10/2/2023	195,000	195,677
2.20%, 11/2/2028	100,000	99,375
3.05%, 6/5/2023	65,000	66,624
5.80%, 5/1/2025 (b)	215,000	242,673
American Express Co.:
1.65%, 11/4/2026	550,000	551,452
2.50%, 7/30/2024	165,000	170,433
3.00%, 10/30/2024	100,000	104,824
3.40%, 2/27/2023	200,000	205,774
3.70%, 8/3/2023	50,000	52,124
4.20%, 11/6/2025	105,000	115,587
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (b)	50,000	53,376
Aptiv PLC 4.35%, 3/15/2029	45,000	51,088
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	24,648
2.40%, 4/30/2030	45,000	46,224
3.20%, 3/15/2027 (b)	56,000	60,473
3.25%, 4/30/2029	60,000	65,323
3.50%, 3/18/2024	25,000	26,433
Blackstone Private Credit Fund 2.63%, 12/15/2026 (d)	200,000	195,154
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	50,000	51,697
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	80,768
3.50%, 3/30/2051	50,000	52,712
3.90%, 1/25/2028	50,000	54,894
4.35%, 4/15/2030	100,000	112,710
4.70%, 9/20/2047	50,000	61,503
4.85%, 3/29/2029	100,000	115,271
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	256,152
3.30%, 10/30/2024	100,000	105,413
3.75%, 7/28/2026	125,000	133,926
3.80%, 1/31/2028	250,000	272,252
3.90%, 1/29/2024	200,000	210,670
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	298,722
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	298,761
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	95,009
Charles Schwab Corp.:
0.75%, 3/18/2024	500,000	497,750
0.90%, 3/11/2026	250,000	244,302
1.15%, 5/13/2026	50,000	49,360
1.65%, 3/11/2031 (b)	250,000	240,157
2.30%, 5/13/2031	100,000	100,980
2.65%, 1/25/2023	100,000	101,936
3.20%, 1/25/2028	50,000	53,745
Security Description	Principal Amount	Value
3.45%, 2/13/2026	$ 50,000	$ 53,678
3.85%, 5/21/2025	250,000	269,432
4.00%, 2/1/2029	50,000	56,092
CI Financial Corp. 3.20%, 12/17/2030	250,000	256,957
CME Group, Inc. 3.75%, 6/15/2028	100,000	111,038
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	71,149
Discover Financial Services:
4.10%, 2/9/2027	75,000	81,658
4.50%, 1/30/2026	50,000	54,762
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	160,761
Franklin Resources, Inc. 1.60%, 10/30/2030 (b)	100,000	94,391
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030 (b)	30,000	29,757
2.65%, 9/15/2040	50,000	48,584
3.00%, 6/15/2050	25,000	25,262
3.00%, 9/15/2060	50,000	49,434
3.10%, 9/15/2027	100,000	106,522
3.75%, 12/1/2025 (b)	180,000	194,495
4.25%, 9/21/2048	150,000	187,293
Invesco Finance PLC 3.75%, 1/15/2026	50,000	54,065
Jefferies Group LLC:
2.75%, 10/15/2032	40,000	39,736
6.50%, 1/20/2043	50,000	69,335
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	250,000	246,855
4.15%, 1/23/2030	50,000	55,508
4.85%, 1/15/2027	90,000	102,290
Lazard Group LLC 4.50%, 9/19/2028	100,000	114,251
Lear Corp. 3.50%, 5/30/2030	25,000	26,619
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	102,498
2.95%, 6/1/2029	100,000	106,981
3.30%, 3/26/2027	30,000	32,443
3.35%, 3/26/2030	50,000	54,985
3.50%, 2/26/2028	30,000	32,858
3.65%, 6/1/2049	100,000	115,826
3.85%, 3/26/2050	515,000	619,128
3.95%, 2/26/2048	30,000	36,147
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	186,150
2.50%, 12/21/2040	250,000	231,410
3.25%, 4/28/2050	40,000	40,724
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	147,515
1.85%, 7/16/2025	200,000	200,142

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
2.65%, 1/16/2025	$ 500,000	$ 514,435
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	100,135
3.70%, 7/18/2027	50,000	54,356
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	182,436
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	110,123
Synchrony Financial:
2.88%, 10/28/2031	150,000	149,616
4.50%, 7/23/2025	50,000	54,055
Visa, Inc.:
0.75%, 8/15/2027	45,000	43,301
1.10%, 2/15/2031	500,000	466,850
1.90%, 4/15/2027	500,000	508,165
2.05%, 4/15/2030	150,000	151,639
2.70%, 4/15/2040	350,000	357,346
2.75%, 9/15/2027	250,000	264,392
3.65%, 9/15/2047	100,000	116,384
4.15%, 12/14/2035	50,000	59,864
4.30%, 12/14/2045	200,000	251,716
Western Union Co. 4.25%, 6/9/2023	100,000	104,174
		18,020,424
ELECTRIC — 1.9%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	51,006
3.80%, 10/1/2047	25,000	26,815
Series H, 3.45%, 1/15/2050	100,000	102,293
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	112,533
3.80%, 6/15/2049	50,000	56,970
4.25%, 9/15/2048	20,000	24,163
AES Corp.:
1.38%, 1/15/2026	250,000	242,955
2.45%, 1/15/2031	500,000	487,605
Alabama Power Co.:
3.13%, 7/15/2051	50,000	51,218
3.85%, 12/1/2042	75,000	84,503
Series 20-A, 1.45%, 9/15/2030	50,000	47,078
Series A, 4.30%, 7/15/2048	65,000	78,778
Ameren Corp.:
1.75%, 3/15/2028	50,000	48,449
3.65%, 2/15/2026	50,000	53,285
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	57,117
3.80%, 5/15/2028 (b)	25,000	27,588
4.15%, 3/15/2046	50,000	60,406
4.50%, 3/15/2049	50,000	63,877
Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
5 year CMT + 2.68%, 3.88%, 2/15/2062 (c)	$ 250,000	$ 253,187
Series J, 4.30%, 12/1/2028	100,000	111,728
Series M, 0.75%, 11/1/2023	20,000	19,890
Series N, 1.00%, 11/1/2025	30,000	29,361
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	29,104
7.00%, 4/1/2038	25,000	36,165
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	77,410
3.75%, 5/15/2046	25,000	27,356
4.20%, 8/15/2048	25,000	28,795
4.25%, 3/1/2049	50,000	58,409
4.35%, 11/15/2045	50,000	58,707
Avangrid, Inc. 3.15%, 12/1/2024	50,000	52,375
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	401,456
6.35%, 10/1/2036	50,000	70,809
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	28,452
2.80%, 1/15/2023	40,000	40,816
2.85%, 5/15/2051	300,000	288,534
3.25%, 4/15/2028	30,000	32,183
3.70%, 7/15/2030	250,000	277,575
3.75%, 11/15/2023	350,000	366,191
4.25%, 10/15/2050	500,000	610,510
4.50%, 2/1/2045	50,000	60,702
5.15%, 11/15/2043	150,000	193,180
Black Hills Corp.:
3.15%, 1/15/2027	25,000	26,142
3.88%, 10/15/2049	100,000	110,712
4.35%, 5/1/2033	30,000	34,073
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	59,530
Series AA, 3.00%, 2/1/2027	100,000	105,653
Series AC, 4.25%, 2/1/2049	200,000	249,020
Series AE, 2.35%, 4/1/2031	55,000	56,004
Series AF, 3.35%, 4/1/2051	350,000	387,138
Series Z, 2.40%, 9/1/2026 (b)	50,000	51,576
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	40,000	40,479
4.25%, 11/1/2028	25,000	27,909
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	24,110

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
CMS Energy Corp.:
3.45%, 8/15/2027	$ 50,000	$ 53,767
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	54,262
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	147,154
Series 123, 3.75%, 8/15/2047	150,000	170,395
Series 130, 3.13%, 3/15/2051	150,000	156,003
Series 131, 2.75%, 9/1/2051	285,000	278,191
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	243,130
Series A, 3.20%, 3/15/2027	150,000	160,128
Series A, 4.15%, 6/1/2045 (b)	100,000	120,457
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	201,328
3.20%, 12/1/2051	500,000	503,855
3.60%, 6/15/2061	250,000	265,537
3.70%, 11/15/2059	85,000	91,306
3.85%, 6/15/2046	50,000	54,245
4.45%, 3/15/2044	75,000	88,209
4.50%, 5/15/2058	100,000	122,963
Series 06-B, 6.20%, 6/15/2036	25,000	34,285
Series 20B, 3.95%, 4/1/2050	250,000	287,117
Series A, 4.13%, 5/15/2049	100,000	115,081
Series C, 3.00%, 12/1/2060	150,000	140,347
Series D, 4.00%, 12/1/2028	100,000	112,035
Consumers Energy Co.:
0.35%, 6/1/2023	25,000	24,848
3.25%, 8/15/2046	50,000	53,364
3.75%, 2/15/2050	50,000	57,633
4.05%, 5/15/2048	100,000	119,849
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	34,225
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	150,000	151,282
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	161,115
Series A, 1.45%, 4/15/2026	75,000	74,247
Series B, 3.30%, 4/15/2041	565,000	586,058
Security Description	Principal Amount	Value
Series C, 2.25%, 8/15/2031	$ 45,000	$ 44,079
Series C, 3.38%, 4/1/2030	350,000	372,799
Series D, 2.85%, 8/15/2026	25,000	26,092
DTE Electric Co.:
2.25%, 3/1/2030	500,000	502,120
3.70%, 6/1/2046	75,000	84,650
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	173,584
Series F, 1.05%, 6/1/2025	70,000	68,697
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	153,426
2.55%, 4/15/2031	75,000	76,834
3.20%, 8/15/2049	100,000	103,913
3.45%, 4/15/2051 (b)	90,000	98,786
3.88%, 3/15/2046	150,000	170,085
3.95%, 11/15/2028	100,000	111,353
4.25%, 12/15/2041	130,000	153,068
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	340,263
2.55%, 6/15/2031	100,000	99,942
2.65%, 9/1/2026	50,000	51,897
3.15%, 8/15/2027	100,000	105,699
3.30%, 6/15/2041	850,000	864,934
3.50%, 6/15/2051	100,000	103,953
3.75%, 9/1/2046	250,000	267,862
3.95%, 8/15/2047	150,000	165,241
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	153,525
3.20%, 1/15/2027 (b)	250,000	266,525
6.40%, 6/15/2038	50,000	72,149
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	61,316
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	30,763
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	93,036
3.60%, 9/15/2047	50,000	55,366
3.70%, 9/1/2028	50,000	54,913
4.20%, 8/15/2045	150,000	179,487
Edison International:
2.95%, 3/15/2023	50,000	51,059
3.55%, 11/15/2024	80,000	83,957
4.13%, 3/15/2028	50,000	53,109
Emera US Finance L.P.:
0.83%, 6/15/2024	750,000	735,502
4.75%, 6/15/2046	130,000	154,415
Enel Chile SA 4.88%, 6/12/2028 (b)	50,000	55,122
Entergy Arkansas LLC:
2.65%, 6/15/2051 (b)	100,000	93,581
3.35%, 6/15/2052	100,000	105,929
4.20%, 4/1/2049 (b)	25,000	29,910

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Entergy Corp.:
1.90%, 6/15/2028	$ 125,000	$ 122,579
2.40%, 6/15/2031	150,000	148,219
2.95%, 9/1/2026	50,000	52,303
Entergy Louisiana LLC:
0.62%, 11/17/2023	25,000	24,805
3.05%, 6/1/2031 (b)	25,000	26,478
3.10%, 6/15/2041	250,000	256,857
3.25%, 4/1/2028 (b)	200,000	212,798
4.20%, 4/1/2050	50,000	60,198
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	26,152
3.50%, 6/1/2051	145,000	159,652
3.85%, 6/1/2049	125,000	144,040
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	79,970
3.55%, 9/30/2049	25,000	26,501
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	26,016
4.13%, 3/1/2042	30,000	34,815
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	29,819
4.20%, 3/15/2048	50,000	59,818
Series 2019, 4.13%, 4/1/2049	100,000	119,188
Series 2020, 2.25%, 6/1/2030 (b)	50,000	49,884
Eversource Energy:
Series L, 2.90%, 10/1/2024	250,000	259,305
Series N, 3.80%, 12/1/2023	15,000	15,743
Series O, 4.25%, 4/1/2029	25,000	27,913
Exelon Corp.:
3.40%, 4/15/2026	100,000	106,640
3.95%, 6/15/2025	50,000	53,564
4.70%, 4/15/2050	250,000	315,207
5.10%, 6/15/2045	330,000	427,317
Florida Power & Light Co.:
2.85%, 4/1/2025	500,000	523,230
3.15%, 10/1/2049	30,000	32,136
3.25%, 6/1/2024	25,000	26,071
3.95%, 3/1/2048	85,000	102,090
3.99%, 3/1/2049	25,000	30,405
4.05%, 10/1/2044	50,000	59,679
4.13%, 6/1/2048	100,000	123,075
Fortis, Inc. 3.06%, 10/4/2026	50,000	52,177
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	102,235
Series A, 3.25%, 3/15/2051	570,000	574,725
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	46,751
4.25%, 8/15/2048	15,000	17,815
Security Description	Principal Amount	Value
Interstate Power & Light Co.:
3.50%, 9/30/2049	$ 50,000	$ 54,153
3.70%, 9/15/2046	50,000	56,403
4.10%, 9/26/2028	50,000	55,715
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	109,680
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	53,055
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	176,038
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (b)	345,000	339,628
1.00%, 6/15/2026	100,000	97,642
1.35%, 3/15/2031	50,000	46,175
2.95%, 2/7/2024	100,000	103,605
3.40%, 2/7/2028	50,000	53,938
3.90%, 11/1/2028	100,000	111,206
4.02%, 11/1/2032	50,000	56,791
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	76,545
Series MTN, 1.65%, 6/15/2031 (b)	200,000	189,038
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	570,000	568,820
1.90%, 6/15/2028	750,000	744,352
2.25%, 6/1/2030	250,000	249,365
2.44%, 1/15/2032	500,000	501,320
2.75%, 11/1/2029	165,000	170,168
3.50%, 4/1/2029	100,000	107,715
3.55%, 5/1/2027	100,000	108,523
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (c)	25,000	26,688
Northern States Power Co.:
2.60%, 6/1/2051	50,000	48,175
2.90%, 3/1/2050	30,000	30,285
3.60%, 9/15/2047	50,000	55,903
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	53,428
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	126,076
Ohio Power Co.:
4.00%, 6/1/2049	20,000	23,027
Series Q, 1.63%, 1/15/2031 (b)	100,000	94,231
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	54,991
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	67,432
2.75%, 5/15/2030 (d)	75,000	78,182
3.70%, 11/15/2028	200,000	220,192
3.80%, 9/30/2047	100,000	116,046

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
7.50%, 9/1/2038	$ 50,000	$ 79,249
Series WI, 5.35%, 10/1/2052	100,000	146,466
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	65,000	64,615
2.50%, 2/1/2031	350,000	333,431
3.25%, 6/1/2031	790,000	793,587
3.30%, 8/1/2040	350,000	325,668
3.45%, 7/1/2025	250,000	259,352
3.50%, 8/1/2050	295,000	275,781
4.20%, 6/1/2041	55,000	55,882
4.50%, 7/1/2040	250,000	262,122
4.55%, 7/1/2030	250,000	271,165
4.95%, 7/1/2050	250,000	273,845
PacifiCorp:
2.70%, 9/15/2030	320,000	330,400
2.90%, 6/15/2052	200,000	197,386
3.30%, 3/15/2051	65,000	68,006
PECO Energy Co.:
3.05%, 3/15/2051	45,000	46,225
3.90%, 3/1/2048	125,000	146,990
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	71,784
3.95%, 6/1/2047	50,000	58,699
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	170,091
Series 34, 3.20%, 3/1/2050 (b)	30,000	31,462
Series 35, 1.90%, 1/15/2031	500,000	488,615
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	147,091
Series MTN, 2.05%, 8/1/2050	50,000	42,552
Series MTN, 3.00%, 3/1/2051	150,000	154,491
Series MTN, 3.20%, 5/15/2029	50,000	53,891
Series MTN, 3.20%, 8/1/2049	30,000	31,820
Series MTN, 3.60%, 12/1/2047	100,000	112,444
Series MTN, 3.65%, 9/1/2042	50,000	55,944
Series MTN, 3.70%, 5/1/2028	50,000	55,279
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	50,000	49,804
1.60%, 8/15/2030	100,000	92,795
2.45%, 11/15/2031 (b)	100,000	99,192
2.88%, 6/15/2024	70,000	72,477
Security Description	Principal Amount	Value
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	$ 65,000	$ 68,299
4.22%, 6/15/2048	65,000	77,726
5.80%, 3/15/2040	50,000	68,623
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	55,684
Series VVV, 1.70%, 10/1/2030	150,000	143,907
Series WWW, 2.95%, 8/15/2051	350,000	351,260
Sempra Energy:
3.25%, 6/15/2027	300,000	317,085
3.40%, 2/1/2028	30,000	31,964
3.80%, 2/1/2038	100,000	109,994
4.00%, 2/1/2048	30,000	33,542
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	52,022
Southern California Edison Co.:
2.25%, 6/1/2030 (b)	100,000	99,032
2.85%, 8/1/2029	115,000	119,035
3.65%, 2/1/2050	250,000	267,172
4.00%, 4/1/2047	191,000	210,927
4.50%, 9/1/2040	25,000	28,459
Series 13-A, 3.90%, 3/15/2043	50,000	53,236
Series 20A, 2.95%, 2/1/2051	500,000	479,665
Series A, 4.20%, 3/1/2029	100,000	111,679
Series B, 3.65%, 3/1/2028	100,000	107,976
Series C, 3.60%, 2/1/2045	50,000	51,001
Series D, 3.40%, 6/1/2023	50,000	51,421
Southern Co.:
3.25%, 7/1/2026	250,000	264,920
4.25%, 7/1/2036	250,000	282,512
Series B, 5 year CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	511,035
Southern Power Co.:
0.90%, 1/15/2026	250,000	241,920
Series F, 4.95%, 12/15/2046	150,000	183,720
Southwestern Electric Power Co.:
3.25%, 11/1/2051	250,000	249,107
Series K, 2.75%, 10/1/2026	50,000	51,769
Series M, 4.10%, 9/15/2028	25,000	27,683
Series N, 1.65%, 3/15/2026	300,000	298,110
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	52,089
3.75%, 6/15/2049	100,000	113,800

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Tampa Electric Co.:
3.63%, 6/15/2050	$ 150,000	$ 169,284
4.30%, 6/15/2048	50,000	61,446
4.45%, 6/15/2049	25,000	31,729
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	36,449
4.85%, 12/1/2048	50,000	64,735
Union Electric Co.:
2.15%, 3/15/2032	250,000	246,475
3.50%, 3/15/2029	250,000	271,780
4.00%, 4/1/2048	50,000	59,126
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	345,120
3.30%, 12/1/2049 (b)	50,000	53,577
3.45%, 2/15/2024	50,000	52,113
4.60%, 12/1/2048	250,000	320,165
8.88%, 11/15/2038	50,000	88,224
Series B, 2.95%, 11/15/2026	30,000	31,664
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	99,234
1.80%, 10/15/2030	250,000	235,790
2.20%, 12/15/2028	100,000	99,988
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	51,231
4.30%, 10/15/2048	25,000	30,620
Wisconsin Power and Light Co. 1.95%, 9/16/2031	275,000	269,126
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	99,317
2.60%, 12/1/2029	100,000	102,172
4.00%, 6/15/2028	50,000	55,163
		40,473,441
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	63,257
1.95%, 10/15/2030 (b)	50,000	49,293
2.00%, 12/21/2028 (b)	200,000	199,900
2.20%, 12/21/2031	700,000	697,095
2.63%, 2/15/2023	25,000	25,416
		1,034,961
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	51,692
Allegion PLC 3.50%, 10/1/2029	50,000	53,214
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	53,013
Amphenol Corp.:
2.20%, 9/15/2031	60,000	58,805
2.80%, 2/15/2030	100,000	103,401
4.35%, 6/1/2029	50,000	56,811
Security Description	Principal Amount	Value
Arrow Electronics, Inc.:
3.25%, 9/8/2024	$ 50,000	$ 52,147
3.88%, 1/12/2028	25,000	27,098
Avnet, Inc. 3.00%, 5/15/2031	100,000	98,951
Flex, Ltd.:
3.75%, 2/1/2026	50,000	53,444
4.88%, 6/15/2029	75,000	85,271
Fortive Corp. 3.15%, 6/15/2026	50,000	53,026
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	195,096
1.75%, 9/1/2031	160,000	155,766
1.95%, 6/1/2030	250,000	248,772
2.30%, 8/15/2024	100,000	103,203
2.50%, 11/1/2026 (b)	150,000	156,993
2.70%, 8/15/2029	60,000	62,864
3.35%, 12/1/2023 (b)	50,000	52,316
Hubbell, Inc.:
2.30%, 3/15/2031 (b)	60,000	60,041
3.35%, 3/1/2026	50,000	52,931
Jabil, Inc.:
1.70%, 4/15/2026	65,000	64,550
3.60%, 1/15/2030	25,000	27,059
3.95%, 1/12/2028	25,000	27,313
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	52,051
4.60%, 4/6/2027	30,000	33,849
Trimble, Inc. 4.90%, 6/15/2028	50,000	56,960
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	53,807
		2,150,444
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	93,092
2.90%, 7/1/2026	45,000	47,099
3.38%, 11/15/2027	60,000	64,547
3.95%, 5/15/2028	150,000	166,299
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	112,795
2.95%, 1/15/2052	115,000	113,109
3.05%, 4/1/2050	20,000	19,899
3.50%, 5/1/2029	50,000	54,127
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	19,503
1.15%, 3/15/2028 (b)	30,000	28,605
1.50%, 3/15/2031	30,000	28,248
2.00%, 6/1/2029	75,000	74,586
2.40%, 5/15/2023	150,000	152,671
2.50%, 11/15/2050	20,000	19,038
2.95%, 6/1/2041	55,000	57,101
		1,050,719

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	$ 15,000	$ 14,909
3.65%, 3/15/2023	15,000	15,463
3.95%, 3/15/2025	100,000	107,024
4.15%, 3/15/2028	50,000	55,527
4.80%, 3/15/2048	20,000	25,003
Conagra Brands, Inc.:
0.50%, 8/11/2023	70,000	69,441
5.30%, 11/1/2038	265,000	335,061
5.40%, 11/1/2048 (b)	40,000	54,081
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	45,000	44,345
General Mills, Inc.:
3.00%, 2/1/2051 (b)	510,000	510,816
3.20%, 2/10/2027	100,000	106,342
3.65%, 2/15/2024	50,000	52,395
3.70%, 10/17/2023	20,000	20,931
4.20%, 4/17/2028	25,000	27,903
Hershey Co.:
0.90%, 6/1/2025	45,000	44,425
3.20%, 8/21/2025	25,000	26,536
3.38%, 5/15/2023	50,000	51,698
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	34,736
1.70%, 6/3/2028	570,000	568,370
3.05%, 6/3/2051 (b)	45,000	47,891
Ingredion, Inc. 2.90%, 6/1/2030	100,000	103,101
JM Smucker Co.:
3.38%, 12/15/2027	100,000	107,679
3.55%, 3/15/2050	25,000	26,981
4.25%, 3/15/2035	50,000	58,535
Kellogg Co.:
4.30%, 5/15/2028	100,000	113,121
4.50%, 4/1/2046 (b)	100,000	123,706
Kroger Co.:
2.65%, 10/15/2026	50,000	51,991
3.70%, 8/1/2027 (b)	35,000	38,142
3.85%, 8/1/2023	75,000	77,931
4.45%, 2/1/2047	100,000	121,543
4.65%, 1/15/2048	100,000	124,245
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	108,076
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	60,121
1.50%, 2/4/2031 (b)	40,000	37,450
1.88%, 10/15/2032 (b)	75,000	71,546
2.63%, 9/4/2050	35,000	32,743
2.75%, 4/13/2030	35,000	36,265
Sysco Corp.:
2.40%, 2/15/2030	10,000	10,032
2.45%, 12/14/2031	145,000	145,406
3.15%, 12/14/2051	500,000	492,785
3.25%, 7/15/2027	50,000	53,137
Security Description	Principal Amount	Value
3.30%, 7/15/2026	$ 100,000	$ 106,358
3.30%, 2/15/2050	10,000	10,142
3.75%, 10/1/2025	5,000	5,361
4.45%, 3/15/2048	50,000	58,824
4.85%, 10/1/2045	5,000	6,114
6.60%, 4/1/2050	250,000	390,380
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	161,577
4.55%, 6/2/2047	285,000	353,243
		5,299,432
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	212,516
4.50%, 8/1/2024	50,000	53,127
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	28,052
Georgia-Pacific LLC 7.75%, 11/15/2029 (b)	25,000	34,979
International Paper Co. 4.35%, 8/15/2048	27,000	33,184
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	120,665
3.75%, 1/15/2031	150,000	152,583
Series DM3N, 3.13%, 1/15/2032	80,000	77,401
		712,507
GAS — 0.1%
Atmos Energy Corp.:
0.63%, 3/9/2023	65,000	64,830
1.50%, 1/15/2031 (b)	100,000	93,768
3.00%, 6/15/2027	150,000	159,019
4.15%, 1/15/2043	25,000	28,953
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	45,000	44,802
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	53,074
5.50%, 1/15/2026	30,000	33,632
NiSource, Inc.:
0.95%, 8/15/2025	560,000	545,754
1.70%, 2/15/2031 (b)	100,000	93,577
2.95%, 9/1/2029	100,000	103,345
3.49%, 5/15/2027 (b)	50,000	53,771
4.38%, 5/15/2047	150,000	178,491
4.80%, 2/15/2044	30,000	36,710
ONE Gas, Inc.:
1.10%, 3/11/2024	200,000	198,408
4.50%, 11/1/2048	90,000	110,838
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	190,000	189,610
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	26,155
3.20%, 6/15/2025	50,000	52,489

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.75%, 9/15/2042	$ 30,000	$ 33,523
5.13%, 11/15/2040	25,000	32,404
Series VV, 4.30%, 1/15/2049	50,000	61,962
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	174,669
Series 20-A, 1.75%, 1/15/2031	500,000	469,875
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	27,081
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	56,120
		2,922,860
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	56,151
Snap-on, Inc. 3.10%, 5/1/2050	70,000	73,836
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	96,283
3.40%, 3/1/2026	35,000	37,321
4.25%, 11/15/2028	100,000	113,681
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	30,000	30,775
		408,047
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	482,500
2.95%, 3/15/2025 (b)	75,000	78,803
3.40%, 11/30/2023	35,000	36,573
3.75%, 11/30/2026	85,000	93,916
4.75%, 11/30/2036	250,000	319,170
4.75%, 4/15/2043	25,000	32,513
4.90%, 11/30/2046	150,000	205,884
Baxter International, Inc.:
1.32%, 11/29/2024 (d)	600,000	599,502
1.73%, 4/1/2031 (b)	45,000	43,028
1.92%, 2/1/2027 (d)	600,000	602,358
3.13%, 12/1/2051 (d)	250,000	257,897
3.50%, 8/15/2046	50,000	54,435
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	65,820
2.65%, 6/1/2030	100,000	101,875
3.45%, 3/1/2024	25,000	26,150
4.00%, 3/1/2029	35,000	38,869
4.55%, 3/1/2039	50,000	59,788
4.70%, 3/1/2049	35,000	44,453
Danaher Corp. 2.60%, 10/1/2050	565,000	538,202
DH Europe Finance II Sarl:
2.20%, 11/15/2024	50,000	51,129
2.60%, 11/15/2029	30,000	30,970
3.25%, 11/15/2039	50,000	53,249
Security Description	Principal Amount	Value
3.40%, 11/15/2049	$ 50,000	$ 54,481
Medtronic, Inc.:
3.50%, 3/15/2025	47,000	50,085
4.38%, 3/15/2035	54,000	66,503
4.63%, 3/15/2045 (b)	345,000	452,557
PerkinElmer, Inc.:
2.25%, 9/15/2031	105,000	102,268
2.55%, 3/15/2031	85,000	85,724
3.30%, 9/15/2029	65,000	69,191
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	50,000	48,302
Stryker Corp.:
0.60%, 12/1/2023	65,000	64,599
1.15%, 6/15/2025	50,000	49,613
1.95%, 6/15/2030	50,000	48,876
2.90%, 6/15/2050	25,000	25,241
3.38%, 11/1/2025	25,000	26,636
3.50%, 3/15/2026	25,000	26,785
3.65%, 3/7/2028	50,000	54,371
4.63%, 3/15/2046	25,000	32,067
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	160,000	159,483
1.22%, 10/18/2024	150,000	149,886
4.10%, 8/15/2047	100,000	124,521
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031 (b)	100,000	100,605
		5,608,878
HEALTH CARE SERVICES — 0.6%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	247,037
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	55,424
Aetna, Inc.:
2.80%, 6/15/2023	200,000	204,924
3.88%, 8/15/2047	100,000	111,721
4.13%, 11/15/2042	25,000	28,307
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	74,271
Anthem, Inc.:
0.45%, 3/15/2023	85,000	84,730
1.50%, 3/15/2026	600,000	599,136
2.25%, 5/15/2030	265,000	264,433
2.38%, 1/15/2025	20,000	20,583
2.55%, 3/15/2031 (b)	100,000	102,285
3.13%, 5/15/2050	270,000	278,000
3.30%, 1/15/2023	50,000	51,353
3.35%, 12/1/2024	50,000	52,830
3.50%, 8/15/2024	25,000	26,403
3.60%, 3/15/2051	305,000	339,111
3.65%, 12/1/2027	130,000	142,684
4.10%, 3/1/2028	100,000	111,426

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
4.38%, 12/1/2047	$ 130,000	$ 159,334
4.55%, 3/1/2048	50,000	62,543
4.65%, 1/15/2043	50,000	62,430
Ascension Health 3.95%, 11/15/2046	150,000	184,792
Banner Health 2.34%, 1/1/2030	40,000	40,502
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	25,000	24,121
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	14,391
CommonSpirit Health:
2.76%, 10/1/2024	250,000	258,187
4.19%, 10/1/2049	250,000	291,537
4.35%, 11/1/2042	25,000	28,596
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	59,543
HCA, Inc.:
2.38%, 7/15/2031 (b)	650,000	639,580
3.50%, 7/15/2051	650,000	666,347
4.13%, 6/15/2029	35,000	38,591
4.50%, 2/15/2027	50,000	55,181
4.75%, 5/1/2023	55,000	57,632
5.00%, 3/15/2024	85,000	91,443
5.13%, 6/15/2039	275,000	340,103
5.25%, 4/15/2025	60,000	66,473
5.25%, 6/15/2026	65,000	73,117
5.25%, 6/15/2049	100,000	128,912
5.50%, 6/15/2047	65,000	85,306
Humana, Inc.:
2.15%, 2/3/2032	350,000	339,017
4.80%, 3/15/2047	100,000	126,732
4.95%, 10/1/2044	50,000	64,484
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	25,183
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	59,799
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	105,000	113,203
Series 2021, 2.81%, 6/1/2041	135,000	135,639
Series 2021, 3.00%, 6/1/2051	135,000	139,178
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	69,273
2.30%, 12/1/2024	100,000	102,574
2.70%, 6/1/2031	100,000	101,921
2.95%, 12/1/2029	100,000	104,052
Security Description	Principal Amount	Value
3.25%, 9/1/2024	$ 100,000	$ 104,678
4.70%, 2/1/2045	25,000	30,528
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	115,397
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	106,808
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	31,421
Series 2020, 2.96%, 1/1/2050	55,000	56,218
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	63,152
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	49,060
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	37,969
New York and Presbyterian Hospital:
2.26%, 8/1/2040 (b)	50,000	47,369
Series 2019, 3.95%, 8/1/2119	35,000	42,275
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	59,528
Novant Health, Inc. 3.17%, 11/1/2051	85,000	89,360
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	103,123
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	26,117
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	82,569
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	36,486
4.20%, 6/30/2029	100,000	113,004
4.70%, 3/30/2045	25,000	31,207
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	55,740
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	20,630
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	54,990
Series 20A, 3.36%, 8/15/2050	55,000	57,628
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040 (b)	50,000	48,980

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	$ 100,000	$ 98,972
1.25%, 1/15/2026	35,000	34,860
2.00%, 5/15/2030 (b)	305,000	302,737
2.30%, 5/15/2031	100,000	101,599
2.75%, 5/15/2040	300,000	302,643
2.90%, 5/15/2050	550,000	561,209
3.05%, 5/15/2041	100,000	104,425
3.10%, 3/15/2026	50,000	53,451
3.13%, 5/15/2060 (b)	100,000	103,550
3.25%, 5/15/2051	100,000	108,296
3.38%, 4/15/2027 (b)	100,000	108,556
3.50%, 2/15/2024	10,000	10,531
3.50%, 8/15/2039	200,000	221,104
3.70%, 12/15/2025	10,000	10,893
3.75%, 7/15/2025	305,000	330,879
3.75%, 10/15/2047	50,000	57,479
3.88%, 12/15/2028	15,000	16,831
4.25%, 4/15/2047	100,000	122,405
4.63%, 7/15/2035	200,000	248,774
4.75%, 7/15/2045	230,000	300,973
6.88%, 2/15/2038	25,000	38,370
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	535,689
		12,842,837
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.50%, 10/15/2024	100,000	103,150
Lennar Corp. 4.75%, 11/29/2027	250,000	283,320
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	191,768
NVR, Inc. 3.00%, 5/15/2030	130,000	135,057
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	285,768
		999,063
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	111,891
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	25,047
4.50%, 6/1/2046	25,000	29,816
4.60%, 5/15/2050	50,000	61,842
4.75%, 2/26/2029	60,000	69,263
		297,859
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Church & Dwight Co., Inc. 2.30%, 12/15/2031	40,000	40,282
Clorox Co.:
3.10%, 10/1/2027	50,000	53,210
3.90%, 5/15/2028	50,000	55,977
Security Description	Principal Amount	Value
Kimberly-Clark Corp.:
1.05%, 9/15/2027	$ 15,000	$ 14,539
2.00%, 11/2/2031	250,000	249,245
2.75%, 2/15/2026	25,000	26,436
3.10%, 3/26/2030	40,000	43,166
3.20%, 4/25/2029 (b)	100,000	107,888
3.90%, 5/4/2047	50,000	60,037
3.95%, 11/1/2028	55,000	62,205
		712,985
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	103,377
4.75%, 1/15/2049	75,000	99,754
Alleghany Corp. 4.90%, 9/15/2044	50,000	62,967
Allstate Corp.:
1.45%, 12/15/2030	250,000	236,737
3.85%, 8/10/2049	125,000	146,385
4.20%, 12/15/2046	50,000	60,248
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	26,002
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	16,023
4.50%, 6/15/2047	100,000	118,845
American International Group, Inc.:
2.50%, 6/30/2025	600,000	619,224
3.40%, 6/30/2030	100,000	108,422
3.88%, 1/15/2035	200,000	222,336
3.90%, 4/1/2026	30,000	32,568
4.25%, 3/15/2029	100,000	114,198
4.38%, 6/30/2050	315,000	392,292
4.50%, 7/16/2044	50,000	61,626
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	112,506
Aon Corp. 3.75%, 5/2/2029	100,000	109,641
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	656,455
Aon PLC:
3.50%, 6/14/2024	50,000	52,567
3.88%, 12/15/2025	150,000	162,315
Arch Capital Group, Ltd. 3.64%, 6/30/2050	105,000	112,458
Assurant, Inc.:
2.65%, 1/15/2032	600,000	588,966
4.20%, 9/27/2023	100,000	105,061
4.90%, 3/27/2028 (b)	50,000	57,187
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	40,000	41,664

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Athene Holding, Ltd.:
3.45%, 5/15/2052	$ 500,000	$ 503,115
3.50%, 1/15/2031 (b)	150,000	158,314
4.13%, 1/12/2028	100,000	109,477
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	27,267
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	76,660
1.85%, 3/12/2030	10,000	9,922
2.50%, 1/15/2051	110,000	102,371
2.85%, 10/15/2050	340,000	335,872
4.20%, 8/15/2048	100,000	121,449
4.25%, 1/15/2049	150,000	184,074
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	50,000	51,085
3.00%, 2/11/2023	25,000	25,641
3.13%, 3/15/2026	55,000	58,758
4.50%, 2/11/2043	180,000	222,471
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	161,643
4.70%, 6/22/2047	150,000	164,710
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	147,033
4.50%, 3/15/2029	50,000	56,600
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	141,262
3.35%, 5/3/2026	250,000	268,480
4.15%, 3/13/2043	25,000	29,971
4.35%, 11/3/2045	125,000	155,340
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	96,934
3.45%, 8/15/2027 (b)	100,000	107,729
4.50%, 3/1/2026	25,000	27,557
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	55,867
Equitable Holdings, Inc.:
3.90%, 4/20/2023	97,000	100,487
4.35%, 4/20/2028	150,000	168,048
5.00%, 4/20/2048	100,000	125,150
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	525,545
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	70,000	72,107
4.85%, 4/17/2028	100,000	111,569
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	98,659
3.20%, 9/17/2051	250,000	239,910
4.50%, 8/15/2028	50,000	56,556
First American Financial Corp. 4.60%, 11/15/2024	25,000	27,104
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	98,635
Security Description	Principal Amount	Value
4.55%, 9/15/2028	$ 25,000	$ 28,411
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	14,958
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	72,561
2.90%, 9/15/2051	325,000	320,086
4.40%, 3/15/2048	100,000	123,012
Kemper Corp. 2.40%, 9/30/2030 (b)	100,000	96,681
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	104,336
3.80%, 3/1/2028	35,000	38,417
4.00%, 9/1/2023	15,000	15,729
4.35%, 3/1/2048	50,000	60,180
6.30%, 10/9/2037	50,000	69,789
Loews Corp.:
3.20%, 5/15/2030 (b)	15,000	15,963
3.75%, 4/1/2026	50,000	54,165
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	71,878
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	53,868
Markel Corp.:
3.45%, 5/7/2052	135,000	139,801
3.50%, 11/1/2027	50,000	53,646
4.15%, 9/17/2050	50,000	58,152
5.00%, 5/20/2049	30,000	38,341
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	115,000	116,086
3.30%, 3/14/2023	150,000	153,868
3.75%, 3/14/2026	25,000	27,145
3.88%, 3/15/2024	100,000	105,832
4.38%, 3/15/2029	250,000	285,520
Mercury General Corp. 4.40%, 3/15/2027	50,000	55,151
MetLife, Inc.:
3.60%, 4/10/2024	300,000	317,322
4.05%, 3/1/2045	150,000	178,639
4.88%, 11/13/2043	200,000	260,660
6.40%, 12/15/2066	100,000	123,142
Series D, 4.37%, 9/15/2023	50,000	52,903
Old Republic International Corp. 3.85%, 6/11/2051	85,000	91,613
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	148,341
3.70%, 5/15/2029	50,000	55,226
Progressive Corp.:
4.00%, 3/1/2029	50,000	56,441
4.20%, 3/15/2048	100,000	123,661
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	117,097

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	$ 170,000	$ 177,689
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	214,622
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	83,276
5 year CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	606,984
Series MTN, 3.70%, 3/13/2051	100,000	113,736
Series MTN, 4.60%, 5/15/2044	75,000	93,608
Series MTN, 6.63%, 6/21/2040	25,000	37,441
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	36,644
3.90%, 5/15/2029	50,000	54,867
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (b)	30,000	32,203
Travelers Cos., Inc.:
2.55%, 4/27/2050 (b)	10,000	9,536
3.05%, 6/8/2051	250,000	262,397
3.75%, 5/15/2046	10,000	11,540
4.00%, 5/30/2047	80,000	95,890
4.05%, 3/7/2048 (b)	100,000	121,471
4.10%, 3/4/2049	100,000	122,116
Series MTN, 6.25%, 6/15/2037	25,000	35,859
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	28,491
Unum Group:
4.00%, 6/15/2029 (b)	70,000	77,398
4.13%, 6/15/2051	100,000	101,830
4.50%, 12/15/2049	15,000	16,067
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	53,914
W R Berkley Corp. 3.55%, 3/30/2052	100,000	109,111
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	52,401
3.88%, 9/15/2049	70,000	76,091
4.50%, 9/15/2028	50,000	55,931
WR Berkley Corp. 4.00%, 5/12/2050	45,000	51,840
XLIT, Ltd. 5.50%, 3/31/2045	125,000	171,425
		16,046,195
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	500,000	456,550
3.15%, 2/9/2051	100,000	93,172
3.40%, 12/6/2027 (b)	200,000	211,782
Security Description	Principal Amount	Value
3.60%, 11/28/2024	$ 75,000	$ 78,950
4.20%, 12/6/2047	260,000	287,284
Alphabet, Inc.:
0.45%, 8/15/2025	500,000	488,615
1.10%, 8/15/2030	165,000	155,451
1.90%, 8/15/2040	350,000	319,000
2.00%, 8/15/2026	250,000	257,992
2.05%, 8/15/2050	250,000	224,175
Amazon.com, Inc.:
0.25%, 5/12/2023	40,000	39,837
0.40%, 6/3/2023	250,000	249,240
0.45%, 5/12/2024	820,000	811,825
0.80%, 6/3/2025	815,000	805,464
1.00%, 5/12/2026	150,000	148,457
1.50%, 6/3/2030	235,000	228,020
1.65%, 5/12/2028	150,000	149,885
2.10%, 5/12/2031	150,000	151,662
2.40%, 2/22/2023 (b)	200,000	203,776
2.50%, 6/3/2050	390,000	371,175
2.70%, 6/3/2060	530,000	510,162
2.80%, 8/22/2024	100,000	104,657
2.88%, 5/12/2041	150,000	154,924
3.10%, 5/12/2051	150,000	160,239
3.15%, 8/22/2027	100,000	108,087
3.25%, 5/12/2061	150,000	161,755
3.80%, 12/5/2024	30,000	32,147
3.88%, 8/22/2037	125,000	146,838
4.05%, 8/22/2047	125,000	152,174
4.25%, 8/22/2057	150,000	192,396
4.95%, 12/5/2044	125,000	170,629
5.20%, 12/3/2025 (b)	50,000	56,957
Baidu, Inc.:
1.63%, 2/23/2027	200,000	194,564
2.38%, 8/23/2031 (b)	200,000	192,792
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	270,612
4.63%, 4/13/2030	100,000	116,577
eBay, Inc.:
1.40%, 5/10/2026	100,000	98,501
1.90%, 3/11/2025	140,000	141,662
2.60%, 5/10/2031 (b)	100,000	101,257
2.70%, 3/11/2030	100,000	102,366
2.75%, 1/30/2023	150,000	152,821
3.45%, 8/1/2024	25,000	26,259
3.65%, 5/10/2051	50,000	54,373
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	555,161
3.25%, 2/15/2030	35,000	35,777
3.80%, 2/15/2028	50,000	53,385
4.63%, 8/1/2027	590,000	659,343
VeriSign, Inc. 2.70%, 6/15/2031	80,000	80,542
		10,519,269

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
2.15%, 7/15/2026 (b)	$ 750,000	$ 741,000
2.88%, 6/15/2028 (b)	500,000	498,730
3.50%, 2/10/2023	50,000	51,163
3.88%, 1/15/2026	100,000	105,533
4.20%, 6/10/2024	50,000	52,838
4.25%, 3/1/2025	50,000	52,949
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	97,142
Blackstone Secured Lending Fund:
2.85%, 9/30/2028 (d)	100,000	97,549
3.63%, 1/15/2026	150,000	158,061
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	254,825
4.13%, 2/1/2025	100,000	104,735
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	157,368
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	85,264
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	99,115
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	254,662
4.00%, 3/30/2025	50,000	52,065
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	500,000	490,200
Prospect Capital Corp. 3.44%, 10/15/2028	100,000	96,078
		3,449,277
IRON/STEEL — 0.0% (a)
Nucor Corp.:
2.00%, 6/1/2025	15,000	15,307
2.70%, 6/1/2030 (b)	15,000	15,444
2.98%, 12/15/2055	50,000	49,627
4.00%, 8/1/2023	25,000	26,071
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	39,434
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,804
2.80%, 12/15/2024	25,000	25,950
3.25%, 10/15/2050	20,000	20,191
3.45%, 4/15/2030	40,000	42,738
Vale Overseas, Ltd.:
6.25%, 8/10/2026	150,000	174,143
6.88%, 11/10/2039 (b)	300,000	402,855
8.25%, 1/17/2034	25,000	35,187
		856,751
Security Description	Principal Amount	Value
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	$ 50,000	$ 53,086
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	53,985
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	65,079
3.20%, 8/8/2024	45,000	45,729
3.50%, 8/18/2026	30,000	30,368
3.90%, 8/8/2029	40,000	40,230
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	26,392
Series EE, 5.75%, 5/1/2025	290,000	326,583
Series GG, 3.50%, 10/15/2032	500,000	523,865
Sands China, Ltd. 5.13%, 8/8/2025	250,000	261,100
		1,426,417
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	65,000	64,646
0.65%, 7/7/2023	500,000	499,850
0.90%, 3/2/2026	600,000	587,214
Series MTN, 0.45%, 9/14/2023	250,000	248,735
Series MTN, 0.45%, 5/17/2024	50,000	49,363
Series MTN, 0.80%, 11/13/2025	30,000	29,425
Series MTN, 3.75%, 11/24/2023	25,000	26,377
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	104,795
2.60%, 4/9/2030	95,000	99,151
3.25%, 4/9/2050 (b)	125,000	138,152
3.80%, 8/15/2042	125,000	146,251
4.75%, 5/15/2064	25,000	35,885
Oshkosh Corp. 3.10%, 3/1/2030	10,000	10,382
		2,040,226
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	147,027
4.20%, 1/15/2024	100,000	105,685
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	16,371
Deere & Co.:
2.88%, 9/7/2049 (b)	35,000	36,262
3.90%, 6/9/2042	225,000	267,473
Flowserve Corp.:
2.80%, 1/15/2032	75,000	73,060

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.50%, 10/1/2030	$ 35,000	$ 36,262
IDEX Corp.:
2.63%, 6/15/2031	100,000	100,943
3.00%, 5/1/2030	25,000	26,031
John Deere Capital Corp.:
1.45%, 1/15/2031	70,000	66,630
3.65%, 10/12/2023	100,000	104,975
Series GMTN, 3.45%, 6/7/2023	25,000	25,939
Series MTN, 0.25%, 1/17/2023	100,000	99,726
Series MTN, 0.45%, 1/17/2024	100,000	99,003
Series MTN, 0.45%, 6/7/2024	65,000	64,158
Series MTN, 0.63%, 9/10/2024	55,000	54,441
Series MTN, 0.70%, 1/15/2026	100,000	97,262
Series MTN, 1.30%, 10/13/2026	300,000	296,838
Series MTN, 1.50%, 3/6/2028	100,000	98,459
Series MTN, 2.25%, 9/14/2026	100,000	103,538
Series MTN, 2.60%, 3/7/2024	65,000	67,259
Series MTN, 2.80%, 3/6/2023	150,000	153,822
Series MTN, 2.80%, 7/18/2029	50,000	52,726
Series MTN, 3.40%, 9/11/2025 (b)	25,000	26,802
Series MTN, 3.45%, 3/13/2025	100,000	106,750
nVent Finance Sarl:
2.75%, 11/15/2031	50,000	49,777
4.55%, 4/15/2028	50,000	55,514
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	611,466
2.57%, 2/15/2030	250,000	253,525
3.11%, 2/15/2040	250,000	256,055
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	93,282
4.20%, 3/1/2049	250,000	313,590
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	50,000	53,004
4.95%, 9/15/2028	300,000	341,001
Xylem, Inc. 1.95%, 1/30/2028	45,000	44,687
		4,399,343
Security Description	Principal Amount	Value
MEDIA — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	$ 350,000	$ 332,587
2.80%, 4/1/2031	290,000	287,538
3.50%, 6/1/2041	500,000	487,350
3.70%, 4/1/2051	730,000	705,625
3.85%, 4/1/2061	100,000	94,334
3.90%, 6/1/2052	100,000	100,065
4.20%, 3/15/2028	250,000	273,340
4.40%, 12/1/2061	100,000	103,432
4.80%, 3/1/2050	155,000	173,752
4.91%, 7/23/2025	50,000	55,072
5.05%, 3/30/2029	100,000	114,936
5.38%, 5/1/2047	150,000	179,151
6.48%, 10/23/2045	185,000	252,923
Class USD, 4.50%, 2/1/2024	100,000	106,306
Comcast Corp.:
1.50%, 2/15/2031	150,000	141,315
1.95%, 1/15/2031 (b)	70,000	68,450
2.45%, 8/15/2052	115,000	103,008
2.65%, 8/15/2062	75,000	66,600
2.80%, 1/15/2051	805,000	767,366
2.89%, 11/1/2051 (d)	350,000	338,607
2.94%, 11/1/2056 (d)	500,000	476,275
3.15%, 3/1/2026	225,000	239,983
3.15%, 2/15/2028	200,000	214,736
3.20%, 7/15/2036	250,000	266,147
3.30%, 2/1/2027 (b)	150,000	161,265
3.30%, 4/1/2027	100,000	107,711
3.40%, 4/1/2030	550,000	599,461
3.40%, 7/15/2046	100,000	105,367
3.70%, 4/15/2024	500,000	531,360
3.75%, 4/1/2040	250,000	279,662
3.90%, 3/1/2038	150,000	169,186
3.95%, 10/15/2025	350,000	382,648
4.00%, 11/1/2049	69,000	79,959
4.15%, 10/15/2028	250,000	283,700
4.20%, 8/15/2034	100,000	117,689
4.25%, 10/15/2030	50,000	57,709
4.25%, 1/15/2033	50,000	58,598
4.60%, 10/15/2038	305,000	370,560
4.65%, 7/15/2042	75,000	92,280
4.70%, 10/15/2048	500,000	639,890
4.95%, 10/15/2058 (b)	105,000	144,967
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	104,980
3.95%, 3/20/2028	30,000	32,584
4.00%, 9/15/2055	265,000	279,048
4.65%, 5/15/2050	250,000	294,180
5.20%, 9/20/2047	100,000	123,653

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Fox Corp.:
4.03%, 1/25/2024	$ 25,000	$ 26,407
4.71%, 1/25/2029	40,000	45,725
5.48%, 1/25/2039	275,000	353,809
5.58%, 1/25/2049	25,000	34,092
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	58,900
6.13%, 1/31/2046	100,000	135,463
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	53,189
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	108,703
5.50%, 9/1/2041	425,000	514,841
5.88%, 11/15/2040	50,000	62,151
6.75%, 6/15/2039	50,000	68,164
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	52,900
Series GMTN, 3.15%, 9/17/2025	25,000	26,523
Series MTN, 3.00%, 7/30/2046	75,000	76,618
ViacomCBS, Inc.:
2.90%, 1/15/2027 (b)	125,000	130,470
3.70%, 6/1/2028	50,000	54,161
4.20%, 6/1/2029	200,000	222,116
4.38%, 3/15/2043	25,000	28,435
4.75%, 5/15/2025	250,000	274,432
4.95%, 1/15/2031	250,000	295,470
4.95%, 5/19/2050 (b)	200,000	254,036
5.85%, 9/1/2043	200,000	270,326
Walt Disney Co.:
1.75%, 8/30/2024	50,000	50,868
1.75%, 1/13/2026	105,000	106,237
2.00%, 9/1/2029	185,000	183,992
2.20%, 1/13/2028 (b)	70,000	71,322
2.65%, 1/13/2031 (b)	440,000	457,362
3.35%, 3/24/2025 (b)	250,000	266,407
3.38%, 11/15/2026	100,000	107,576
3.50%, 5/13/2040	650,000	712,484
3.60%, 1/13/2051	75,000	84,861
3.70%, 10/15/2025	100,000	107,688
3.80%, 5/13/2060	90,000	104,536
4.00%, 10/1/2023	100,000	105,343
4.70%, 3/23/2050	150,000	197,754
5.40%, 10/1/2043	75,000	103,253
6.65%, 11/15/2037	250,000	370,580
		17,142,549
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	76,169
Timken Co. 4.50%, 12/15/2028	20,000	22,327
		98,496
Security Description	Principal Amount	Value
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$ 200,000	$ 198,076
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	32,383
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	340,225
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	147,879
5.00%, 9/30/2043	50,000	66,135
Newmont Corp.:
2.25%, 10/1/2030	65,000	64,145
2.60%, 7/15/2032	500,000	501,325
2.80%, 10/1/2029	80,000	82,250
4.88%, 3/15/2042	50,000	62,670
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	29,964
4.75%, 3/22/2042	150,000	192,255
Southern Copper Corp. 5.88%, 4/23/2045 (b)	357,000	489,519
		2,206,826
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
1.75%, 2/14/2023 (b)	100,000	101,034
2.00%, 2/14/2025 (b)	100,000	102,445
2.38%, 8/26/2029 (b)	100,000	102,607
2.88%, 10/15/2027 (b)	225,000	239,859
3.25%, 8/26/2049 (b)	60,000	65,507
Series MTN, 3.38%, 3/1/2029	50,000	54,553
Series MTN, 3.63%, 10/15/2047	25,000	28,572
Series MTN, 4.00%, 9/14/2048	30,000	36,220
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	66,405
Eaton Corp.:
3.10%, 9/15/2027	100,000	106,921
4.15%, 11/2/2042	25,000	29,408
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	236,396
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	550,000	659,642
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	380,204
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	36,169
4.00%, 6/14/2049	40,000	46,772
Series MTN, 3.30%, 11/21/2024	50,000	52,455
Textron, Inc.:
2.45%, 3/15/2031	30,000	29,676

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.90%, 9/17/2029	$ 50,000	$ 54,882
4.00%, 3/15/2026	50,000	54,083
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	35,170
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029 (b)	100,000	109,263
		2,628,243
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	220,624
3.57%, 12/1/2031	500,000	520,785
		741,409
OIL & GAS — 1.1%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	500,000	481,660
2.94%, 6/4/2051	105,000	101,434
3.00%, 2/24/2050	250,000	246,247
3.02%, 1/16/2027	200,000	211,212
3.06%, 6/17/2041	500,000	505,610
3.38%, 2/8/2061	650,000	670,871
3.59%, 4/14/2027	250,000	270,525
3.63%, 4/6/2030	200,000	220,578
3.94%, 9/21/2028	100,000	111,001
BP Capital Markets PLC 3.81%, 2/10/2024	900,000	949,770
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	254,630
3.85%, 6/1/2027	50,000	53,758
3.90%, 2/1/2025	25,000	26,616
Series GMTN, 4.95%, 6/1/2047 (b)	100,000	123,944
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (b)	35,000	34,278
4.40%, 4/15/2029	100,000	110,667
5.38%, 7/15/2025	277,000	306,351
Chevron Corp.:
1.14%, 5/11/2023 (b)	250,000	251,612
1.55%, 5/11/2025	885,000	893,770
2.00%, 5/11/2027	350,000	356,016
2.24%, 5/11/2030	100,000	101,499
2.90%, 3/3/2024	750,000	780,487
2.95%, 5/16/2026	50,000	53,007
3.08%, 5/11/2050 (b)	100,000	106,255
3.19%, 6/24/2023	25,000	25,794
Chevron USA, Inc.:
0.43%, 8/11/2023 (b)	30,000	29,921
0.69%, 8/12/2025	65,000	63,705
1.02%, 8/12/2027	40,000	38,602
2.34%, 8/12/2050	65,000	60,028
Security Description	Principal Amount	Value
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	$ 300,000	$ 316,170
4.38%, 5/2/2028	250,000	279,980
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	118,246
ConocoPhillips:
3.75%, 10/1/2027 (d)	300,000	328,326
6.50%, 2/1/2039	75,000	109,172
ConocoPhillips Co.:
4.95%, 3/15/2026 (b)	200,000	226,082
5.95%, 3/15/2046	200,000	297,814
6.95%, 4/15/2029	50,000	65,773
Coterra Energy, Inc. 3.90%, 5/15/2027 (d)	250,000	269,315
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	30,388
5.25%, 9/15/2024	500,000	540,380
5.85%, 12/15/2025	50,000	57,205
Diamondback Energy, Inc.:
2.88%, 12/1/2024	60,000	62,291
3.13%, 3/24/2031	795,000	819,732
3.25%, 12/1/2026	45,000	47,502
3.50%, 12/1/2029	100,000	105,993
4.40%, 3/24/2051	35,000	40,172
EOG Resources, Inc.:
2.63%, 3/15/2023 (b)	100,000	101,727
3.90%, 4/1/2035	25,000	28,354
4.38%, 4/15/2030 (b)	30,000	34,682
4.95%, 4/15/2050 (b)	35,000	47,535
Equinor ASA:
2.65%, 1/15/2024	75,000	77,402
2.88%, 4/6/2025	250,000	261,280
3.25%, 11/18/2049	305,000	324,224
3.63%, 9/10/2028	50,000	55,039
3.63%, 4/6/2040	100,000	111,086
3.70%, 3/1/2024	300,000	317,037
3.95%, 5/15/2043	50,000	58,306
4.80%, 11/8/2043	30,000	38,885
Exxon Mobil Corp.:
1.57%, 4/15/2023	150,000	151,718
2.02%, 8/16/2024	50,000	51,259
2.44%, 8/16/2029	50,000	51,288
2.61%, 10/15/2030	300,000	311,334
2.99%, 3/19/2025	650,000	683,715
3.00%, 8/16/2039	50,000	51,131
3.10%, 8/16/2049	50,000	50,734
3.29%, 3/19/2027 (b)	350,000	377,457
3.45%, 4/15/2051	545,000	591,412
3.48%, 3/19/2030	250,000	274,347
4.11%, 3/1/2046	125,000	146,189
4.23%, 3/19/2040	105,000	124,025
4.33%, 3/19/2050	250,000	307,675

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Hess Corp.:
5.60%, 2/15/2041	$ 75,000	$ 92,618
5.80%, 4/1/2047	250,000	321,532
HollyFrontier Corp. 2.63%, 10/1/2023	45,000	45,887
Marathon Oil Corp.:
4.40%, 7/15/2027	50,000	54,860
5.20%, 6/1/2045	50,000	60,227
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	52,648
3.80%, 4/1/2028	30,000	32,296
4.50%, 4/1/2048	25,000	28,436
4.70%, 5/1/2025	350,000	382,172
5.13%, 12/15/2026	150,000	171,049
Nexen, Inc. 5.88%, 3/10/2035	100,000	123,608
Phillips 66:
2.15%, 12/15/2030 (b)	150,000	144,435
3.70%, 4/6/2023	520,000	537,826
3.85%, 4/9/2025	180,000	192,071
3.90%, 3/15/2028	50,000	54,204
4.88%, 11/15/2044 (b)	95,000	120,131
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	15,000	14,945
0.75%, 1/15/2024	105,000	103,803
1.13%, 1/15/2026	95,000	92,404
2.15%, 1/15/2031	70,000	67,590
4.45%, 1/15/2026	50,000	54,672
Shell International Finance B.V.:
0.38%, 9/15/2023	200,000	198,930
2.38%, 11/7/2029	100,000	102,303
2.50%, 9/12/2026 (b)	150,000	157,077
2.75%, 4/6/2030	250,000	261,502
2.88%, 11/26/2041	350,000	351,274
3.13%, 11/7/2049	100,000	103,107
3.25%, 5/11/2025	100,000	106,549
3.25%, 4/6/2050 (b)	500,000	532,955
4.00%, 5/10/2046	100,000	116,610
4.13%, 5/11/2035	75,000	87,728
4.38%, 5/11/2045	250,000	304,650
4.55%, 8/12/2043	250,000	312,525
5.50%, 3/25/2040	25,000	33,935
Suncor Energy, Inc.:
2.80%, 5/15/2023	45,000	46,059
3.10%, 5/15/2025	40,000	41,860
3.75%, 3/4/2051	285,000	308,880
4.00%, 11/15/2047	70,000	78,414
5.35%, 7/15/2033	25,000	30,275
6.50%, 6/15/2038	50,000	68,536
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	508,075
3.13%, 5/29/2050	200,000	205,504
3.75%, 4/10/2024	375,000	398,074
Security Description	Principal Amount	Value
TotalEnergies Capital SA 3.88%, 10/11/2028	$ 25,000	$ 27,922
Valero Energy Corp.:
2.15%, 9/15/2027 (b)	250,000	249,637
2.85%, 4/15/2025	55,000	57,138
3.40%, 9/15/2026	50,000	53,436
6.63%, 6/15/2037	250,000	338,137
		23,610,736
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
1.23%, 12/15/2023	40,000	40,177
2.06%, 12/15/2026	600,000	605,850
2.77%, 12/15/2022	100,000	101,973
3.34%, 12/15/2027	50,000	53,341
4.08%, 12/15/2047 (b)	150,000	171,015
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	516,390
3.80%, 11/15/2025	22,000	23,745
4.85%, 11/15/2035	150,000	177,450
5.00%, 11/15/2045	35,000	42,210
7.45%, 9/15/2039	25,000	36,850
NOV, Inc. 3.60%, 12/1/2029	100,000	104,743
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	153,663
		2,027,407
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031 (b)	130,000	131,541
Berry Global, Inc. 1.57%, 1/15/2026	250,000	244,687
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	26,152
3.40%, 12/15/2027	35,000	37,733
4.05%, 12/15/2049	10,000	11,691
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	515,655
3.38%, 9/15/2027	100,000	106,311
3.75%, 3/15/2025	100,000	106,710
4.20%, 6/1/2032	50,000	56,890
		1,237,370
PHARMACEUTICALS — 1.7%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	627,488
2.95%, 11/21/2026	605,000	637,295
3.20%, 5/14/2026	200,000	211,588
3.20%, 11/21/2029	245,000	262,282
3.60%, 5/14/2025	350,000	371,955
3.75%, 11/14/2023	235,000	246,311
3.80%, 3/15/2025	425,000	453,373
3.85%, 6/15/2024	50,000	52,864

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
4.05%, 11/21/2039	$ 700,000	$ 802,417
4.25%, 11/14/2028	35,000	39,530
4.25%, 11/21/2049	340,000	408,201
4.30%, 5/14/2036	50,000	58,762
4.40%, 11/6/2042	50,000	59,986
4.45%, 5/14/2046	150,000	181,246
4.50%, 5/14/2035	50,000	59,769
4.55%, 3/15/2035	350,000	418,449
4.75%, 3/15/2045	75,000	93,211
4.88%, 11/14/2048	25,000	32,362
AmerisourceBergen Corp.:
0.74%, 3/15/2023	105,000	104,741
2.70%, 3/15/2031	200,000	202,326
2.80%, 5/15/2030	100,000	102,812
3.45%, 12/15/2027	50,000	53,870
Astrazeneca Finance LLC:
0.70%, 5/28/2024	80,000	79,381
1.20%, 5/28/2026	785,000	775,399
1.75%, 5/28/2028	55,000	54,646
2.25%, 5/28/2031 (b)	20,000	20,214
AstraZeneca PLC:
0.30%, 5/26/2023	75,000	74,574
0.70%, 4/8/2026	500,000	483,610
3.00%, 5/28/2051 (b)	780,000	820,552
3.38%, 11/16/2025	35,000	37,555
3.50%, 8/17/2023 (b)	50,000	52,157
4.00%, 1/17/2029	35,000	39,458
4.00%, 9/18/2042	25,000	29,808
4.38%, 8/17/2048	40,000	51,598
6.45%, 9/15/2037	25,000	36,860
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	62,650
3.36%, 6/6/2024	23,000	24,082
3.70%, 6/6/2027	163,000	177,740
3.73%, 12/15/2024	14,000	14,891
4.69%, 12/15/2044	20,000	25,148
Becton Dickinson and Co. 4.67%, 6/6/2047	210,000	264,648
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	35,000	34,822
0.75%, 11/13/2025	50,000	48,887
1.13%, 11/13/2027	50,000	48,698
1.45%, 11/13/2030	30,000	28,565
2.35%, 11/13/2040	520,000	492,310
2.55%, 11/13/2050	30,000	28,451
2.90%, 7/26/2024	319,000	333,483
3.25%, 2/20/2023	48,000	49,286
3.25%, 2/27/2027	250,000	270,392
3.25%, 8/1/2042	50,000	53,354
3.40%, 7/26/2029	500,000	546,895
3.88%, 8/15/2025	130,000	140,741
3.90%, 2/20/2028	100,000	111,506
4.13%, 6/15/2039	535,000	632,803
4.25%, 10/26/2049	150,000	185,541
4.35%, 11/15/2047	225,000	278,964
Security Description	Principal Amount	Value
4.55%, 2/20/2048	$ 100,000	$ 127,821
5.00%, 8/15/2045	114,000	151,813
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	259,267
3.41%, 6/15/2027 (b)	300,000	322,032
4.90%, 9/15/2045	25,000	30,041
Cigna Corp.:
1.25%, 3/15/2026 (b)	565,000	557,695
2.38%, 3/15/2031	560,000	562,307
2.40%, 3/15/2030	120,000	120,828
3.05%, 10/15/2027	50,000	53,113
3.20%, 3/15/2040	585,000	604,206
3.40%, 3/15/2050	415,000	432,862
3.40%, 3/15/2051	540,000	567,702
3.75%, 7/15/2023	36,000	37,470
4.38%, 10/15/2028	310,000	352,408
4.80%, 8/15/2038	60,000	73,748
4.90%, 12/15/2048	295,000	380,916
6.13%, 11/15/2041	25,000	35,801
CVS Health Corp.:
1.30%, 8/21/2027	300,000	291,180
1.88%, 2/28/2031	250,000	239,880
2.70%, 8/21/2040	850,000	816,374
2.88%, 6/1/2026	210,000	219,981
3.38%, 8/12/2024	25,000	26,276
3.75%, 4/1/2030	250,000	274,537
3.88%, 7/20/2025	20,000	21,512
4.10%, 3/25/2025	311,000	335,249
4.13%, 4/1/2040	350,000	400,711
4.30%, 3/25/2028	179,000	201,008
4.78%, 3/25/2038	675,000	822,467
4.88%, 7/20/2035	45,000	55,195
5.05%, 3/25/2048	300,000	392,535
5.13%, 7/20/2045	185,000	240,546
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	92,017
2.50%, 9/15/2060	250,000	234,477
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	99,577
3.00%, 6/1/2024	70,000	73,115
3.38%, 6/1/2029 (b)	835,000	909,791
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	25,618
3.38%, 5/15/2023	100,000	103,568
3.63%, 5/15/2025	55,000	59,193
3.88%, 5/15/2028 (b)	100,000	111,761
4.20%, 3/18/2043	25,000	30,442
6.38%, 5/15/2038	50,000	73,659
Johnson & Johnson:
0.55%, 9/1/2025	800,000	780,304
0.95%, 9/1/2027	65,000	63,583
1.30%, 9/1/2030	570,000	548,819
2.10%, 9/1/2040	65,000	61,574
2.25%, 9/1/2050 (b)	100,000	93,265
2.45%, 3/1/2026	30,000	31,273

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
2.45%, 9/1/2060	$ 65,000	$ 61,447
2.90%, 1/15/2028	250,000	266,652
3.38%, 12/5/2023	25,000	26,249
3.40%, 1/15/2038	100,000	111,930
3.55%, 3/1/2036	150,000	171,510
3.63%, 3/3/2037	200,000	230,266
3.75%, 3/3/2047 (b)	100,000	118,996
4.50%, 12/5/2043	50,000	63,648
McKesson Corp. 0.90%, 12/3/2025	370,000	358,841
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	32,250
Merck & Co., Inc.:
0.75%, 2/24/2026 (b)	350,000	342,849
1.45%, 6/24/2030	55,000	52,610
1.70%, 6/10/2027	100,000	100,666
1.90%, 12/10/2028 (b)	100,000	100,436
2.15%, 12/10/2031	595,000	596,791
2.35%, 6/24/2040	70,000	66,906
2.75%, 2/10/2025	325,000	340,213
2.75%, 12/10/2051	500,000	497,490
2.90%, 3/7/2024	45,000	46,880
3.40%, 3/7/2029	100,000	109,033
3.60%, 9/15/2042	25,000	28,209
3.70%, 2/10/2045	50,000	57,481
3.90%, 3/7/2039	100,000	117,212
4.00%, 3/7/2049	65,000	79,104
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	101,556
2.00%, 2/14/2027	100,000	101,854
2.20%, 8/14/2030	100,000	101,523
2.75%, 8/14/2050	815,000	825,375
3.00%, 11/20/2025 (b)	25,000	26,497
3.10%, 5/17/2027	30,000	32,089
3.40%, 5/6/2024	25,000	26,380
4.00%, 11/20/2045	50,000	60,674
Pfizer, Inc.:
0.80%, 5/28/2025	750,000	740,745
1.70%, 5/28/2030	150,000	146,722
1.75%, 8/18/2031 (b)	65,000	63,574
2.55%, 5/28/2040	150,000	149,172
2.70%, 5/28/2050 (b)	250,000	251,782
2.95%, 3/15/2024	100,000	104,098
3.00%, 12/15/2026 (b)	150,000	161,610
3.20%, 9/15/2023	50,000	51,998
3.40%, 5/15/2024	25,000	26,470
3.45%, 3/15/2029	100,000	110,280
3.60%, 9/15/2028	100,000	111,170
3.90%, 3/15/2039	25,000	29,246
4.00%, 12/15/2036	150,000	177,838
4.00%, 3/15/2049	100,000	122,589
4.10%, 9/15/2038	200,000	237,902
4.20%, 9/15/2048	35,000	44,004
7.20%, 3/15/2039	75,000	120,749
Security Description	Principal Amount	Value
Sanofi 3.63%, 6/19/2028	$ 100,000	$ 112,532
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	100,000	102,825
3.20%, 9/23/2026	30,000	31,832
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	250,000	243,725
3.03%, 7/9/2040	200,000	201,394
3.18%, 7/9/2050	500,000	506,895
4.40%, 11/26/2023	100,000	105,827
5.00%, 11/26/2028	100,000	117,486
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	306,507
Viatris, Inc.:
2.70%, 6/22/2030	150,000	150,564
3.85%, 6/22/2040	500,000	533,330
4.00%, 6/22/2050	150,000	160,365
Wyeth LLC 6.00%, 2/15/2036	25,000	35,155
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	52,874
3.00%, 5/15/2050	105,000	109,704
3.90%, 8/20/2028	50,000	55,600
4.45%, 8/20/2048	25,000	31,974
4.70%, 2/1/2043	25,000	31,853
		35,084,032
PIPELINES — 0.8%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	46,427
4.80%, 5/3/2029	40,000	44,843
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	90,000	96,316
Enable Midstream Partners L.P.:
4.15%, 9/15/2029	100,000	107,443
4.40%, 3/15/2027	50,000	54,037
4.95%, 5/15/2028	30,000	33,363
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	196,756
3.40%, 8/1/2051	145,000	147,883
3.70%, 7/15/2027 (b)	50,000	54,025
4.00%, 11/15/2049 (b)	100,000	112,375
4.25%, 12/1/2026	50,000	55,162
Energy Transfer L.P.:
2.90%, 5/15/2025	500,000	516,640
4.00%, 10/1/2027	50,000	53,720
4.20%, 4/15/2027	50,000	54,143
4.75%, 1/15/2026	225,000	246,089
5.00%, 5/15/2050	250,000	287,860
5.15%, 2/1/2043	25,000	27,722
5.15%, 3/15/2045	225,000	255,319
5.25%, 4/15/2029	275,000	315,950

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
5.30%, 4/1/2044	$ 25,000	$ 28,630
5.35%, 5/15/2045	25,000	28,891
5.40%, 10/1/2047	150,000	176,913
5.88%, 1/15/2024	250,000	269,775
6.25%, 4/15/2049	275,000	359,626
Enterprise Products Operating LLC:
3.13%, 7/31/2029 (b)	100,000	106,227
3.20%, 2/15/2052	200,000	196,510
3.30%, 2/15/2053	250,000	249,212
3.70%, 1/31/2051	1,250,000	1,315,737
3.75%, 2/15/2025	75,000	79,859
3.95%, 2/15/2027	200,000	218,682
4.15%, 10/16/2028	25,000	28,048
4.20%, 1/31/2050	65,000	73,500
4.80%, 2/1/2049	25,000	30,504
4.85%, 3/15/2044	50,000	60,191
4.90%, 5/15/2046	50,000	60,822
5.10%, 2/15/2045	200,000	248,584
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	153,423
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	30,642
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	104,953
3.15%, 1/15/2023	450,000	460,318
3.25%, 8/1/2050	650,000	618,767
3.60%, 2/15/2051	100,000	101,123
4.30%, 6/1/2025	300,000	324,642
5.05%, 2/15/2046	50,000	59,872
5.30%, 12/1/2034	200,000	241,092
5.55%, 6/1/2045	150,000	189,837
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	54,627
4.85%, 2/1/2049	275,000	330,841
5.00%, 3/1/2026	50,000	55,873
MPLX L.P.:
1.75%, 3/1/2026	35,000	34,759
2.65%, 8/15/2030	500,000	499,130
4.00%, 3/15/2028	35,000	38,047
4.50%, 4/15/2038	180,000	202,534
4.70%, 4/15/2048	100,000	116,453
4.80%, 2/15/2029	105,000	120,041
4.88%, 6/1/2025	50,000	54,716
4.90%, 4/15/2058	25,000	29,148
5.20%, 3/1/2047	100,000	122,382
5.20%, 12/1/2047	100,000	122,425
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	25,307
2.75%, 9/1/2024	100,000	103,019
3.10%, 3/15/2030	525,000	535,993
3.40%, 9/1/2029	100,000	103,634
4.00%, 7/13/2027	30,000	32,447
Security Description	Principal Amount	Value
4.45%, 9/1/2049	$ 40,000	$ 44,198
4.50%, 3/15/2050	25,000	27,745
4.55%, 7/15/2028	50,000	55,337
4.95%, 7/13/2047	150,000	174,782
5.20%, 7/15/2048	25,000	30,300
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	102,430
3.15%, 12/15/2029	100,000	103,514
3.55%, 10/1/2026	10,000	10,659
3.75%, 3/1/2028	25,000	26,861
4.90%, 10/1/2046	10,000	12,193
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	26,151
4.50%, 12/15/2026	50,000	54,890
4.65%, 10/15/2025	400,000	436,336
4.70%, 6/15/2044	25,000	26,665
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	109,779
5.63%, 3/1/2025	200,000	222,126
5.75%, 5/15/2024	75,000	81,582
5.88%, 6/30/2026	250,000	286,882
4.50%, 5/15/2030	250,000	282,512
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	373,411
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	120,000	119,162
4.10%, 4/15/2030	700,000	781,326
4.63%, 3/1/2034	250,000	294,377
4.75%, 5/15/2038	100,000	119,339
7.63%, 1/15/2039	25,000	38,924
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	790,845
7.85%, 2/1/2026	200,000	244,320
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	55,430
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	747,780
3.50%, 11/15/2030	100,000	106,812
3.70%, 1/15/2023	20,000	20,434
3.75%, 6/15/2027	200,000	216,088
3.90%, 1/15/2025	50,000	53,273
4.55%, 6/24/2024	65,000	69,656
5.10%, 9/15/2045	125,000	154,309
5.75%, 6/24/2044	25,000	32,551
		17,436,808
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	55,967
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree L.P. 2.00%, 6/15/2028	65,000	63,888

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	$ 125,000	$ 120,001
3.00%, 5/18/2051	250,000	248,262
3.38%, 8/15/2031	60,000	64,897
3.45%, 4/30/2025	100,000	106,309
4.00%, 2/1/2050	100,000	116,545
4.70%, 7/1/2030	35,000	40,994
American Campus Communities Operating Partnership L.P.:
2.25%, 1/15/2029	100,000	98,926
3.30%, 7/15/2026	50,000	53,017
3.63%, 11/15/2027	30,000	32,090
American Tower Corp.:
1.45%, 9/15/2026	200,000	196,070
1.50%, 1/31/2028	500,000	478,830
2.30%, 9/15/2031	145,000	140,972
2.75%, 1/15/2027	200,000	206,274
3.00%, 6/15/2023	250,000	257,050
3.10%, 6/15/2050	100,000	97,248
3.13%, 1/15/2027	100,000	104,772
3.38%, 10/15/2026	75,000	79,683
3.50%, 1/31/2023	50,000	51,355
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	140,000	138,261
Series GMTN, 2.95%, 5/11/2026	50,000	52,836
Series MTN, 2.45%, 1/15/2031	70,000	71,826
Series MTN, 3.20%, 1/15/2028	40,000	42,820
Series MTN, 3.30%, 6/1/2029	65,000	70,187
Series MTN, 3.90%, 10/15/2046	50,000	59,229
Boston Properties L.P.:
2.45%, 10/1/2033	50,000	48,438
2.55%, 4/1/2032	200,000	199,020
2.75%, 10/1/2026	150,000	156,204
2.90%, 3/15/2030	35,000	35,724
3.40%, 6/21/2029	100,000	106,185
3.65%, 2/1/2026	100,000	107,177
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	50,000	49,913
2.50%, 8/16/2031	50,000	48,917
3.65%, 6/15/2024	50,000	52,460
4.05%, 7/1/2030	25,000	27,452
4.13%, 6/15/2026	50,000	54,233
4.13%, 5/15/2029	100,000	110,714
Camden Property Trust:
3.15%, 7/1/2029	65,000	69,178
4.10%, 10/15/2028	20,000	22,559
Security Description	Principal Amount	Value
Corporate Office Properties L.P.:
2.25%, 3/15/2026	$ 35,000	$ 35,363
2.75%, 4/15/2031	40,000	39,785
Crown Castle International Corp.:
2.10%, 4/1/2031	500,000	479,715
2.50%, 7/15/2031	500,000	496,795
2.90%, 4/1/2041	500,000	485,830
3.20%, 9/1/2024	250,000	261,302
3.65%, 9/1/2027	150,000	161,500
3.70%, 6/15/2026	15,000	16,092
4.00%, 3/1/2027	20,000	21,793
4.75%, 5/15/2047	100,000	122,645
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	104,336
4.38%, 2/15/2029	30,000	34,003
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	155,157
3.45%, 11/15/2029	60,000	65,133
Digital Realty Trust L.P. 3.70%, 8/15/2027	150,000	162,862
Duke Realty L.P.:
1.75%, 2/1/2031	70,000	66,337
2.25%, 1/15/2032	100,000	97,919
3.05%, 3/1/2050	10,000	9,877
4.00%, 9/15/2028	100,000	111,735
Equinix, Inc.:
1.00%, 9/15/2025	150,000	145,984
1.45%, 5/15/2026	70,000	68,698
1.55%, 3/15/2028	75,000	72,268
2.00%, 5/15/2028	70,000	68,725
2.50%, 5/15/2031	100,000	100,058
2.63%, 11/18/2024	65,000	67,055
2.95%, 9/15/2051	150,000	141,573
3.20%, 11/18/2029	45,000	47,271
3.40%, 2/15/2052	50,000	51,022
ERP Operating L.P.:
1.85%, 8/1/2031	200,000	193,982
3.00%, 7/1/2029	25,000	26,493
3.50%, 3/1/2028	100,000	108,907
4.00%, 8/1/2047 (b)	50,000	60,201
4.15%, 12/1/2028	100,000	113,235
Essex Portfolio L.P.:
1.70%, 3/1/2028	165,000	161,033
2.55%, 6/15/2031	30,000	30,092
3.00%, 1/15/2030	25,000	26,196
3.63%, 5/1/2027 (b)	50,000	53,893
4.00%, 3/1/2029	65,000	72,152
4.50%, 3/15/2048 (b)	50,000	61,559
Extra Space Storage L.P. 2.35%, 3/15/2032	70,000	68,335
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	79,341

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.25%, 7/15/2027	$ 50,000	$ 52,955
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	100,511
3.35%, 9/1/2024	55,000	57,032
4.00%, 1/15/2030	65,000	68,891
4.00%, 1/15/2031	50,000	53,367
5.25%, 6/1/2025	20,000	21,976
5.38%, 11/1/2023	20,000	21,241
5.38%, 4/15/2026	40,000	44,678
5.75%, 6/1/2028	20,000	23,119
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	24,958
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031 (b)	55,000	52,205
3.50%, 8/1/2026	25,000	26,713
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	100,000	97,577
2.13%, 12/1/2028 (b)	125,000	125,285
2.88%, 1/15/2031	125,000	129,994
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	25,805
3.88%, 3/1/2027	50,000	54,437
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	52,317
Series H, 3.38%, 12/15/2029	150,000	153,432
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	208,388
4.65%, 4/1/2029	25,000	28,350
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	51,800
3.45%, 12/15/2024	50,000	52,471
4.75%, 12/15/2028	25,000	28,697
Kimco Realty Corp.:
2.25%, 12/1/2031	180,000	175,428
2.80%, 10/1/2026	50,000	52,089
3.30%, 2/1/2025	40,000	42,046
3.70%, 10/1/2049	100,000	107,175
3.80%, 4/1/2027	25,000	27,129
Life Storage L.P.:
2.40%, 10/15/2031	70,000	68,851
4.00%, 6/15/2029	100,000	110,870
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	54,104
3.95%, 3/15/2029	100,000	111,772
National Retail Properties, Inc.:
3.00%, 4/15/2052	250,000	237,185
3.10%, 4/15/2050	100,000	97,534
3.50%, 4/15/2051	45,000	46,665
3.60%, 12/15/2026	50,000	53,498
4.30%, 10/15/2028	35,000	39,453
Security Description	Principal Amount	Value
Office Properties Income Trust:
2.40%, 2/1/2027	$ 50,000	$ 48,520
4.25%, 5/15/2024	50,000	52,178
4.50%, 2/1/2025	25,000	26,379
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	195,964
3.63%, 10/1/2029	50,000	51,949
4.38%, 8/1/2023	31,000	32,316
Physicians Realty L.P.:
2.63%, 11/1/2031	25,000	24,950
3.95%, 1/15/2028	100,000	109,566
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	102,557
Prologis L.P.:
1.25%, 10/15/2030	30,000	27,941
1.63%, 3/15/2031 (b)	250,000	238,460
2.13%, 4/15/2027	50,000	50,863
2.25%, 4/15/2030	65,000	65,331
3.00%, 4/15/2050	50,000	51,770
4.38%, 2/1/2029	65,000	74,615
Public Storage:
1.50%, 11/9/2026 (b)	50,000	49,991
1.85%, 5/1/2028	250,000	249,572
2.25%, 11/9/2031	65,000	65,205
Realty Income Corp.:
0.75%, 3/15/2026 (b)	250,000	240,977
1.80%, 3/15/2033	300,000	282,798
2.85%, 12/15/2032	250,000	260,027
3.10%, 12/15/2029	150,000	159,307
3.65%, 1/15/2028	100,000	108,898
3.88%, 4/15/2025	100,000	107,695
3.95%, 8/15/2027	40,000	44,395
4.13%, 10/15/2026	50,000	55,250
4.60%, 2/6/2024	5,000	5,317
4.63%, 11/1/2025	50,000	55,461
4.88%, 6/1/2026	10,000	11,274
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	55,632
4.40%, 2/1/2047	150,000	177,693
Sabra Health Care L.P.:
3.20%, 12/1/2031	150,000	146,677
5.13%, 8/15/2026	25,000	27,542
Simon Property Group L.P.:
1.38%, 1/15/2027	200,000	195,916
1.75%, 2/1/2028	250,000	245,785
2.20%, 2/1/2031 (b)	250,000	244,992
2.65%, 7/15/2030 (b)	350,000	357,049
2.75%, 6/1/2023	200,000	204,324
4.25%, 11/30/2046	50,000	59,479
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	48,902
2.70%, 2/15/2032	60,000	59,519

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.40%, 1/15/2030	$ 100,000	$ 105,031
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	97,904
4.50%, 3/15/2028	50,000	55,468
Sun Communities Operating L.P.:
2.30%, 11/1/2028	65,000	64,544
2.70%, 7/15/2031	40,000	39,840
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	53,501
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	160,546
Series MTN, 1.90%, 3/15/2033	250,000	231,560
Series MTN, 2.95%, 9/1/2026	25,000	26,011
Series MTN, 3.50%, 7/1/2027	50,000	53,487
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	25,828
3.00%, 1/15/2030 (b)	50,000	51,929
3.85%, 4/1/2027	100,000	109,006
4.00%, 3/1/2028	100,000	110,633
4.38%, 2/1/2045	75,000	87,933
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	52,441
Welltower, Inc.:
2.05%, 1/15/2029	560,000	552,350
2.70%, 2/15/2027	50,000	52,126
2.80%, 6/1/2031	200,000	204,468
3.10%, 1/15/2030	55,000	57,746
4.00%, 6/1/2025	175,000	188,597
4.13%, 3/15/2029	100,000	111,844
Weyerhaeuser Co. 4.00%, 11/15/2029	200,000	223,126
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	47,586
3.85%, 7/15/2029	100,000	110,550
		19,153,857
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	100,000	109,437
AutoNation, Inc. 4.75%, 6/1/2030	50,000	57,180
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	37,672
3.13%, 4/18/2024	100,000	104,183
3.75%, 6/1/2027	100,000	109,407
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	56,759
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	99,280
1.60%, 4/20/2030	65,000	62,984
1.75%, 4/20/2032	530,000	513,379
Security Description	Principal Amount	Value
Darden Restaurants, Inc.:
3.85%, 5/1/2027	$ 15,000	$ 16,296
4.55%, 2/15/2048	15,000	17,353
Dollar General Corp.:
4.13%, 5/1/2028	70,000	77,864
4.15%, 11/1/2025	25,000	27,195
Dollar Tree, Inc.:
2.65%, 12/1/2031 (b)	200,000	200,410
4.00%, 5/15/2025	100,000	107,475
4.20%, 5/15/2028 (b)	45,000	50,240
Home Depot, Inc.:
1.50%, 9/15/2028 (b)	100,000	98,562
1.88%, 9/15/2031 (b)	40,000	39,354
2.13%, 9/15/2026	150,000	154,849
2.38%, 3/15/2051	500,000	460,750
2.50%, 4/15/2027 (b)	350,000	365,995
2.70%, 4/15/2030	250,000	262,570
2.75%, 9/15/2051	100,000	99,271
2.80%, 9/14/2027	250,000	265,335
3.00%, 4/1/2026	350,000	372,102
3.13%, 12/15/2049	100,000	105,412
3.30%, 4/15/2040	250,000	270,795
3.35%, 4/15/2050	150,000	163,984
3.75%, 2/15/2024	25,000	26,311
4.25%, 4/1/2046	35,000	43,029
5.95%, 4/1/2041	50,000	71,666
Kohl's Corp.:
3.38%, 5/1/2031 (b)	90,000	91,615
5.55%, 7/17/2045	20,000	23,165
Lowe's Companies, Inc. 3.00%, 10/15/2050	265,000	261,725
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	19,184
1.70%, 9/15/2028	25,000	24,492
1.70%, 10/15/2030	520,000	494,005
2.50%, 4/15/2026	50,000	52,084
2.63%, 4/1/2031	100,000	102,332
3.10%, 5/3/2027 (b)	200,000	213,450
3.38%, 9/15/2025	25,000	26,666
3.50%, 4/1/2051	50,000	53,875
3.70%, 4/15/2046	50,000	54,785
4.05%, 5/3/2047	300,000	346,365
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,131
Series MTN, 2.13%, 3/1/2030 (b)	15,000	14,964
Series MTN, 2.63%, 9/1/2029	75,000	77,284
Series MTN, 3.35%, 4/1/2023	80,000	82,375
Series MTN, 3.50%, 3/1/2027	50,000	54,165
Series MTN, 3.60%, 7/1/2030 (b)	250,000	276,455

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/1/2049	$ 160,000	$ 176,936
Series MTN, 3.70%, 1/30/2026	75,000	81,064
Series MTN, 3.80%, 4/1/2028	100,000	109,911
Series MTN, 4.20%, 4/1/2050	750,000	910,545
Series MTN, 4.45%, 3/1/2047	125,000	152,767
Series MTN, 4.45%, 9/1/2048	20,000	24,657
Series MTN, 4.70%, 12/9/2035	150,000	183,582
Series MTN, 4.88%, 12/9/2045	100,000	128,776
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	45,000	42,696
3.60%, 9/1/2027	50,000	54,276
4.35%, 6/1/2028	100,000	112,729
Starbucks Corp.:
2.00%, 3/12/2027	100,000	101,067
2.25%, 3/12/2030	100,000	99,913
2.55%, 11/15/2030	100,000	102,055
3.35%, 3/12/2050	25,000	26,072
3.50%, 11/15/2050	150,000	161,680
3.80%, 8/15/2025	50,000	54,016
3.85%, 10/1/2023	25,000	26,092
4.00%, 11/15/2028	50,000	55,947
4.45%, 8/15/2049	100,000	123,215
4.50%, 11/15/2048	30,000	37,124
Target Corp.:
2.25%, 4/15/2025	500,000	515,915
2.50%, 4/15/2026	50,000	52,433
3.38%, 4/15/2029	100,000	110,010
TJX Cos., Inc.:
1.60%, 5/15/2031 (b)	250,000	239,035
2.25%, 9/15/2026	50,000	51,703
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	52,975
3.45%, 6/1/2026	250,000	266,235
4.10%, 4/15/2050	350,000	392,735
Walmart, Inc.:
1.05%, 9/17/2026	165,000	163,426
1.50%, 9/22/2028	500,000	497,195
1.80%, 9/22/2031	570,000	564,460
2.50%, 9/22/2041	750,000	757,672
2.65%, 12/15/2024	150,000	157,060
2.65%, 9/22/2051	750,000	766,560
3.25%, 7/8/2029	80,000	88,180
3.30%, 4/22/2024	325,000	340,948
3.40%, 6/26/2023	325,000	338,286
		14,851,164
Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.10%, 10/1/2031	$ 500,000	$ 500,685
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	29,432
3.90%, 10/1/2025	25,000	27,191
4.35%, 4/1/2047	100,000	127,441
5.10%, 10/1/2035	50,000	64,923
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	350,000	379,501
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	78,806
2.45%, 2/15/2031 (d)	700,000	683,963
2.60%, 2/15/2033 (d)	200,000	193,978
3.14%, 11/15/2035 (d)	750,000	753,907
3.15%, 11/15/2025	80,000	83,996
3.42%, 4/15/2033 (d)	315,000	328,851
3.47%, 4/15/2034 (d)	250,000	260,832
3.50%, 2/15/2041 (d)	565,000	575,323
3.75%, 2/15/2051 (d)	40,000	41,790
4.11%, 9/15/2028	159,000	174,466
4.15%, 11/15/2030	100,000	110,900
4.25%, 4/15/2026	500,000	546,645
4.30%, 11/15/2032	55,000	61,943
4.75%, 4/15/2029	150,000	170,872
5.00%, 4/15/2030	200,000	232,832
Intel Corp.:
1.60%, 8/12/2028	55,000	54,336
2.00%, 8/12/2031 (b)	100,000	99,357
2.45%, 11/15/2029	150,000	155,161
2.88%, 5/11/2024	200,000	208,176
3.05%, 8/12/2051 (b)	350,000	358,977
3.10%, 2/15/2060	150,000	151,136
3.15%, 5/11/2027	200,000	214,530
3.25%, 11/15/2049	150,000	158,488
3.40%, 3/25/2025	500,000	532,290
3.75%, 3/25/2027	300,000	330,225
4.10%, 5/19/2046	370,000	438,650
4.10%, 5/11/2047	50,000	59,932
4.75%, 3/25/2050	150,000	199,521
KLA Corp.:
3.30%, 3/1/2050	50,000	53,439
4.10%, 3/15/2029	65,000	73,546
Lam Research Corp.:
3.75%, 3/15/2026	50,000	54,519
4.00%, 3/15/2029	280,000	314,037
4.88%, 3/15/2049	25,000	33,988
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	64,290
2.45%, 4/15/2028	65,000	65,989
2.95%, 4/15/2031	60,000	61,369
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	110,447
4.66%, 2/15/2030	200,000	230,042

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
NVIDIA Corp.:
0.31%, 6/15/2023	$ 85,000	$ 84,495
0.58%, 6/14/2024	75,000	74,332
1.55%, 6/15/2028	100,000	98,718
2.00%, 6/15/2031	100,000	99,305
3.20%, 9/16/2026 (b)	50,000	53,816
3.50%, 4/1/2040	300,000	336,738
3.50%, 4/1/2050	150,000	171,243
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (d)	100,000	107,411
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (d)	10,000	10,331
3.15%, 5/1/2027 (d)	15,000	15,780
3.25%, 5/11/2041 (d)	350,000	359,817
3.40%, 5/1/2030 (d)	20,000	21,326
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	242,257
2.15%, 5/20/2030	100,000	100,839
2.60%, 1/30/2023	200,000	203,896
2.90%, 5/20/2024	200,000	208,420
3.25%, 5/20/2027	50,000	53,989
3.25%, 5/20/2050 (b)	45,000	49,432
3.45%, 5/20/2025	50,000	53,258
4.30%, 5/20/2047	50,000	62,810
4.80%, 5/20/2045	25,000	33,189
Texas Instruments, Inc.:
2.90%, 11/3/2027 (b)	70,000	75,044
3.88%, 3/15/2039	250,000	295,137
4.15%, 5/15/2048	150,000	188,419
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	750,375
3.13%, 10/25/2041	750,000	781,710
Xilinx, Inc. 2.95%, 6/1/2024	50,000	51,934
		14,034,743
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023 (d)	30,000	29,744
2.04%, 8/16/2028 (d)	100,000	97,963
		127,707
SOFTWARE — 0.8%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	180,330
Adobe, Inc.:
1.70%, 2/1/2023	20,000	20,225
1.90%, 2/1/2025 (b)	30,000	30,734
2.30%, 2/1/2030	30,000	30,669
3.25%, 2/1/2025	25,000	26,457
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	159,765
3.50%, 6/15/2027	50,000	53,804
Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	$ 150,000	$ 151,369
2.90%, 12/1/2029	50,000	51,664
Citrix Systems, Inc.:
1.25%, 3/1/2026	55,000	53,508
3.30%, 3/1/2030 (b)	100,000	101,461
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	86,127
2.95%, 2/15/2051	65,000	61,688
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	40,000	39,807
0.60%, 3/1/2024	35,000	34,490
1.15%, 3/1/2026	805,000	785,430
1.65%, 3/1/2028	35,000	33,889
2.25%, 3/1/2031	100,000	97,827
3.10%, 3/1/2041	15,000	15,116
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	50,858
2.65%, 6/1/2030	50,000	50,762
2.75%, 7/1/2024	100,000	103,426
3.20%, 7/1/2026	275,000	291,085
3.50%, 7/1/2029	65,000	69,908
3.80%, 10/1/2023	150,000	156,874
4.20%, 10/1/2028 (b)	65,000	72,855
4.40%, 7/1/2049	60,000	71,554
Intuit, Inc.:
0.95%, 7/15/2025 (b)	15,000	14,798
1.65%, 7/15/2030	15,000	14,489
Microsoft Corp.:
2.00%, 8/8/2023	50,000	50,949
2.40%, 8/8/2026	200,000	209,310
2.53%, 6/1/2050	1,668,000	1,636,942
2.68%, 6/1/2060	288,000	286,770
2.88%, 2/6/2024	500,000	520,215
2.92%, 3/17/2052	860,000	910,663
3.04%, 3/17/2062	312,000	335,918
3.13%, 11/3/2025	50,000	53,306
3.30%, 2/6/2027	280,000	304,828
3.45%, 8/8/2036	262,000	300,501
3.63%, 12/15/2023	25,000	26,283
Oracle Corp.:
1.65%, 3/25/2026	590,000	585,097
2.30%, 3/25/2028	105,000	104,534
2.40%, 9/15/2023	200,000	203,960
2.50%, 4/1/2025	600,000	614,580
2.63%, 2/15/2023	235,000	239,159
2.65%, 7/15/2026	45,000	46,295
2.80%, 4/1/2027	250,000	257,920
2.88%, 3/25/2031	370,000	371,854
2.95%, 5/15/2025	10,000	10,379
2.95%, 4/1/2030	300,000	303,219
3.60%, 4/1/2040	750,000	753,930
3.60%, 4/1/2050	525,000	514,143

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.65%, 3/25/2041	$ 910,000	$ 921,384
3.80%, 11/15/2037	180,000	187,553
3.85%, 7/15/2036	150,000	157,915
3.85%, 4/1/2060	250,000	247,377
3.90%, 5/15/2035	5,000	5,349
3.95%, 3/25/2051	370,000	385,007
4.00%, 7/15/2046	180,000	187,162
4.10%, 3/25/2061	145,000	151,386
4.30%, 7/8/2034	200,000	221,792
4.38%, 5/15/2055	10,000	10,947
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	235,037
2.00%, 6/30/2030	30,000	28,886
2.95%, 9/15/2029	40,000	41,437
3.80%, 12/15/2026	30,000	32,921
4.20%, 9/15/2028	65,000	73,014
salesforce.com, Inc.:
0.63%, 7/15/2024	55,000	54,518
1.50%, 7/15/2028 (b)	65,000	64,254
1.95%, 7/15/2031 (b)	120,000	118,853
2.70%, 7/15/2041	60,000	59,840
2.90%, 7/15/2051	100,000	101,954
3.05%, 7/15/2061	50,000	51,490
3.25%, 4/11/2023	275,000	283,654
3.70%, 4/11/2028	25,000	27,720
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	60,608
VMware, Inc.:
1.40%, 8/15/2026	500,000	491,775
3.90%, 8/21/2027	150,000	163,848
		15,917,405
TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	206,970
4.38%, 7/16/2042	50,000	59,158
4.38%, 4/22/2049 (b)	200,000	243,256
6.13%, 3/30/2040	100,000	138,347
AT&T, Inc.:
0.90%, 3/25/2024	850,000	846,617
1.65%, 2/1/2028	530,000	519,040
1.70%, 3/25/2026	850,000	846,498
2.25%, 2/1/2032	125,000	120,946
2.30%, 6/1/2027	550,000	560,538
2.55%, 12/1/2033	350,000	342,762
2.75%, 6/1/2031	350,000	356,912
3.10%, 2/1/2043	150,000	145,271
3.30%, 2/1/2052	90,000	88,165
3.40%, 5/15/2025	250,000	264,527
3.50%, 6/1/2041	600,000	617,406
3.50%, 9/15/2053	1,400,000	1,415,050
3.50%, 2/1/2061	100,000	98,707
3.55%, 9/15/2055	429,000	429,794
3.65%, 6/1/2051	100,000	103,779
3.65%, 9/15/2059	294,000	296,775
3.80%, 2/15/2027	150,000	163,080
Security Description	Principal Amount	Value
3.80%, 12/1/2057	$ 471,000	$ 490,763
3.85%, 6/1/2060	45,000	47,003
4.10%, 2/15/2028	184,000	204,518
4.13%, 2/17/2026	350,000	381,545
4.45%, 4/1/2024	25,000	26,697
4.50%, 5/15/2035	300,000	346,233
4.55%, 3/9/2049	208,000	245,180
4.65%, 6/1/2044	25,000	29,335
4.75%, 5/15/2046	30,000	36,265
4.85%, 3/1/2039	570,000	680,985
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	55,000	66,910
4.46%, 4/1/2048	30,000	37,193
Series US-3, 0.75%, 3/17/2024	150,000	148,536
Series US-4, 3.65%, 3/17/2051	150,000	163,733
British Telecommunications PLC 5.13%, 12/4/2028	200,000	225,936
Cisco Systems, Inc.:
3.50%, 6/15/2025	25,000	26,905
3.63%, 3/4/2024	25,000	26,523
5.50%, 1/15/2040	300,000	419,388
Corning, Inc.:
4.38%, 11/15/2057	25,000	29,933
5.35%, 11/15/2048	100,000	138,353
5.75%, 8/15/2040	25,000	33,943
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	250,000	363,495
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	246,222
2.00%, 12/10/2030	250,000	236,720
3.75%, 8/15/2029	100,000	108,360
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	100,249
4.00%, 9/1/2024	23,000	24,523
4.60%, 2/23/2028	125,000	141,260
4.60%, 5/23/2029	50,000	57,110
Orange SA 5.50%, 2/6/2044	50,000	68,505
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	30,568
3.70%, 11/15/2049	50,000	52,625
4.30%, 2/15/2048	40,000	45,828
4.35%, 5/1/2049	155,000	180,155
5.00%, 3/15/2044	50,000	61,634
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	173,133
5.21%, 3/8/2047	300,000	372,312
5.52%, 3/1/2049	150,000	195,687
7.05%, 6/20/2036	25,000	35,804
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,504

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
TELUS Corp. 4.60%, 11/16/2048	$ 150,000	$ 191,651
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	44,757
2.25%, 11/15/2031 (b)	50,000	48,511
2.55%, 2/15/2031	165,000	164,231
2.70%, 3/15/2032 (d)	500,000	503,520
3.00%, 2/15/2041	555,000	540,798
3.30%, 2/15/2051	850,000	829,829
3.50%, 4/15/2025	650,000	688,824
3.60%, 11/15/2060	20,000	19,923
3.75%, 4/15/2027	150,000	162,419
3.88%, 4/15/2030	380,000	415,823
4.38%, 4/15/2040	350,000	399,031
4.50%, 4/15/2050	545,000	638,549
Verizon Communications, Inc.:
0.75%, 3/22/2024	555,000	553,252
0.85%, 11/20/2025 (b)	200,000	195,176
1.45%, 3/20/2026	580,000	577,320
1.50%, 9/18/2030	60,000	56,279
1.68%, 10/30/2030	55,000	52,311
1.75%, 1/20/2031	200,000	189,296
2.55%, 3/21/2031	500,000	505,085
2.63%, 8/15/2026	50,000	52,084
2.65%, 11/20/2040	200,000	189,830
2.88%, 11/20/2050	200,000	189,968
2.99%, 10/30/2056	837,000	793,802
3.00%, 11/20/2060	175,000	165,650
3.15%, 3/22/2030	500,000	528,510
3.38%, 2/15/2025	500,000	531,440
3.40%, 3/22/2041	500,000	524,730
3.55%, 3/22/2051	1,250,000	1,346,975
3.70%, 3/22/2061	500,000	541,245
3.88%, 2/8/2029	10,000	11,093
4.00%, 3/22/2050	500,000	574,995
4.02%, 12/3/2029	350,000	392,311
4.27%, 1/15/2036	28,000	32,907
4.33%, 9/21/2028	285,000	324,136
4.40%, 11/1/2034	250,000	291,055
4.50%, 8/10/2033	250,000	294,542
4.81%, 3/15/2039	100,000	125,525
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	54,116
4.38%, 5/30/2028	500,000	563,340
4.38%, 2/19/2043	75,000	87,333
5.00%, 5/30/2038	250,000	310,970
5.25%, 5/30/2048	225,000	293,832
		29,196,143
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	107,506
Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	$ 30,000	$ 32,381
3.90%, 11/19/2029	100,000	110,244
		142,625
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051 (b)	15,000	15,558
3.30%, 9/15/2051	350,000	381,080
3.40%, 9/1/2024	100,000	105,533
3.55%, 2/15/2050	250,000	281,355
3.75%, 4/1/2024	25,000	26,330
3.90%, 8/1/2046	100,000	116,746
4.05%, 6/15/2048	155,000	186,437
4.13%, 6/15/2047	150,000	181,323
4.15%, 12/15/2048	30,000	36,767
4.45%, 3/15/2043	50,000	61,688
4.55%, 9/1/2044	50,000	62,877
4.90%, 4/1/2044	125,000	163,652
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	13,976
2.75%, 3/1/2026 (b)	100,000	104,754
2.95%, 11/21/2024	50,000	52,169
3.20%, 8/2/2046	25,000	26,390
3.65%, 2/3/2048	50,000	56,701
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	150,000	150,178
1.75%, 12/2/2026	80,000	80,358
2.05%, 3/5/2030	35,000	34,590
2.45%, 12/2/2031	565,000	575,040
3.00%, 12/2/2041	350,000	357,861
4.00%, 6/1/2028	100,000	111,540
4.80%, 9/15/2035	30,000	37,043
CSX Corp.:
2.40%, 2/15/2030 (b)	50,000	50,835
2.50%, 5/15/2051	60,000	55,552
3.25%, 6/1/2027	50,000	53,657
3.35%, 9/15/2049	65,000	69,147
3.40%, 8/1/2024	25,000	26,316
3.80%, 3/1/2028	50,000	54,950
3.80%, 11/1/2046	100,000	113,226
4.10%, 3/15/2044	75,000	87,169
4.25%, 3/15/2029	95,000	107,359
4.30%, 3/1/2048	50,000	60,893
4.50%, 3/15/2049	125,000	156,294
4.65%, 3/1/2068	50,000	65,212
FedEx Corp.:
2.40%, 5/15/2031	65,000	65,159
3.25%, 5/15/2041	65,000	66,528
3.40%, 2/15/2028	50,000	53,993
3.90%, 2/1/2035	200,000	222,966
4.05%, 2/15/2048	50,000	56,473
4.55%, 4/1/2046	100,000	119,763

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
4.75%, 11/15/2045	$ 25,000	$ 30,522
4.95%, 10/17/2048	100,000	127,560
5.25%, 5/15/2050	250,000	335,025
Kansas City Southern:
2.88%, 11/15/2029	65,000	67,460
3.50%, 5/1/2050	25,000	26,707
4.70%, 5/1/2048	50,000	62,602
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	158,215
2.90%, 8/25/2051	150,000	147,972
3.05%, 5/15/2050	350,000	355,138
3.15%, 6/1/2027	50,000	53,160
3.16%, 5/15/2055	68,000	69,440
3.40%, 11/1/2049	100,000	106,644
3.94%, 11/1/2047	100,000	115,656
4.45%, 6/15/2045	19,000	23,413
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	124,505
Series MTN, 2.50%, 9/1/2024	40,000	41,178
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	256,852
2.38%, 5/20/2031	40,000	40,844
2.40%, 2/5/2030	500,000	511,030
2.75%, 3/1/2026	50,000	52,459
2.97%, 9/16/2062	110,000	108,657
3.20%, 5/20/2041	70,000	74,506
3.25%, 2/5/2050	700,000	751,772
3.50%, 6/8/2023	50,000	51,800
3.55%, 5/20/2061 (b)	100,000	110,667
3.80%, 10/1/2051	52,000	60,874
3.80%, 4/6/2071	175,000	202,870
3.84%, 3/20/2060	130,000	152,853
4.10%, 9/15/2067	15,000	18,254
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	31,245
2.50%, 4/1/2023	150,000	153,108
3.05%, 11/15/2027	50,000	53,906
3.75%, 11/15/2047	175,000	208,182
3.90%, 4/1/2025	500,000	540,145
5.30%, 4/1/2050	200,000	295,854
		10,226,513
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	190,064
3.10%, 6/1/2051	250,000	243,695
3.85%, 3/30/2027	50,000	54,092
4.55%, 11/7/2028	50,000	57,023
4.70%, 4/1/2029	25,000	28,785
		573,659
Security Description	Principal Amount	Value
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	$ 100,000	$ 100,057
2.95%, 9/1/2027	121,000	127,867
3.25%, 6/1/2051	100,000	104,427
3.40%, 3/1/2025	25,000	26,462
3.45%, 5/1/2050	50,000	53,677
3.75%, 9/1/2028	100,000	109,909
3.75%, 9/1/2047	100,000	111,986
4.30%, 12/1/2042	25,000	29,991
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	104,310
2.70%, 4/15/2030	60,000	60,873
		829,559
TOTAL CORPORATE BONDS & NOTES (Cost $521,968,636)		535,812,859
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	350,000	348,532
AUTOMOBILE — 0.2%
CarMax Auto Owner Trust Series 2021-2, Class A3, 0.52%, 2/17/2026	100,000	99,536
Carvana Auto Receivables Trust Series 2021-P4, Class A3, 1.31%, 1/11/2027	175,000	174,980
Drive Auto Receivables Trust Series 2021-3, Class A3, 0.79%, 10/15/2025	130,000	129,610
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	350,000	348,757
Ford Credit Auto Lease Trust Series 2021-B, Class A3, 0.37%, 10/15/2024	219,000	217,451
GM Financial Automobile Leasing Trust Series 2021-2, Class A3, 0.34%, 5/20/2024	267,000	265,720
GM Financial Consumer Automobile Receivables Trust Series 2021-2, Class A3, 0.51%, 4/16/2026	155,000	153,973

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Honda Auto Receivables Owner Trust Series 2021-2, Class A3, 0.33%, 8/15/2025	$ 215,000	$ 213,013
Hyundai Auto Receivables Trust:
Series 2021-C, Class A3, 0.74%, 5/15/2026	350,000	347,720
Series 2021-A, Class A3, 0.38%, 9/15/2025	87,000	86,224
Mercedes-Benz Auto Trust Series 2021-B, Class A3, 0.40%, 11/15/2024	200,000	198,601
Toyota Auto Receivables Owner Trust Series 2020-D, Class A4, 0.47%, 1/15/2026	250,000	247,382
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	100,000	100,054
World Omni Auto Receivables Trust Series 2021-A, Class A3, 0.30%, 1/15/2026	300,000	298,256
		2,881,277
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2021-1, Class A, 0.90%, 11/15/2026	368,000	365,288
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	45,000	44,416
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	344,445
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	229,400
Discover Card Execution Note Trust Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	265,501
		1,249,050
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	200,000	197,159
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	86,000	84,828
Security Description	Principal Amount	Value
Verizon Owner Trust Series 2020-B, Class A, 0.47%, 2/20/2025	$ 500,000	$ 498,644
		780,631
TOTAL ASSET-BACKED SECURITIES (Cost $5,292,669)		5,259,490
FOREIGN GOVERNMENT OBLIGATIONS — 3.4%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	87,238
1.50%, 02/12/2025	50,000	50,627
Series GMTN, 0.50%, 02/02/2026	500,000	485,010
Series GMTN, 2.88%, 03/13/2023	100,000	102,700
		725,575
CANADA — 0.5%
Canada Government International Bond:
0.75%, 05/19/2026	500,000	488,995
1.63%, 01/22/2025	1,250,000	1,271,662
Export Development Canada:
1.38%, 02/24/2023	250,000	252,300
2.50%, 01/24/2023	200,000	204,162
Province of Alberta Canada:
1.00%, 05/20/2025 (b)	500,000	496,200
1.30%, 07/22/2030	400,000	382,100
3.30%, 03/15/2028	650,000	711,925
Province of British Columbia Canada:
0.90%, 07/20/2026	500,000	489,755
1.30%, 01/29/2031 (b)	200,000	192,818
2.25%, 06/02/2026	150,000	155,871
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	257,970
Series GX, 2.60%, 04/16/2024 (b)	100,000	103,741
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	55,984
Province of Ontario Canada:
0.63%, 01/21/2026	440,000	427,830
1.05%, 04/14/2026	200,000	197,186
1.13%, 10/07/2030	500,000	473,240
1.60%, 02/25/2031	250,000	245,035
2.00%, 10/02/2029	350,000	356,104
2.50%, 04/27/2026	350,000	366,160
3.40%, 10/17/2023	350,000	365,995
Province of Quebec Canada:
0.60%, 07/23/2025 (b)	1,000,000	978,120
1.35%, 05/28/2030	300,000	291,384

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
1.90%, 04/21/2031 (b)	$ 500,000	$ 504,145
2.50%, 04/20/2026	250,000	262,023
2.75%, 04/12/2027 (b)	200,000	212,640
Series QO, 2.88%, 10/16/2024	200,000	210,092
Series QX, 1.50%, 02/11/2025	500,000	505,565
		10,459,002
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031 (b)	200,000	198,716
2.55%, 07/27/2033	250,000	243,398
3.10%, 01/22/2061	250,000	232,835
3.13%, 01/21/2026 (b)	50,000	52,631
3.24%, 02/06/2028	200,000	210,804
3.25%, 09/21/2071	250,000	231,385
3.86%, 06/21/2047	300,000	333,315
		1,503,084
GERMANY — 0.3%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	259,925
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	75,627
0.25%, 04/25/2023	130,000	129,474
0.25%, 10/19/2023	300,000	297,513
0.25%, 03/08/2024	1,165,000	1,151,032
0.38%, 07/18/2025	250,000	243,410
0.50%, 09/20/2024	500,000	493,910
0.63%, 01/22/2026	225,000	219,488
0.75%, 09/30/2030 (b)	500,000	467,440
1.38%, 08/05/2024	500,000	505,770
1.63%, 02/15/2023 (b)	500,000	506,160
1.75%, 09/14/2029	250,000	254,032
2.00%, 05/02/2025	100,000	102,940
2.13%, 01/17/2023	100,000	101,690
2.50%, 11/20/2024 (b)	300,000	312,789
2.63%, 02/28/2024	250,000	259,742
2.88%, 04/03/2028 (b)	290,000	314,838
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026 (b)	240,000	236,011
0.88%, 09/03/2030	200,000	188,618
3.13%, 11/14/2023 (b)	100,000	104,335
Series 37, 2.50%, 11/15/2027 (b)	50,000	52,858
Series 40, 0.50%, 05/27/2025	90,000	88,074
		6,365,676
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	380,496
Security Description	Principal Amount	Value
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031 (b)	$ 500,000	$ 487,760
2.95%, 01/11/2023	275,000	280,819
3.05%, 03/12/2051 (b)	250,000	247,912
4.45%, 04/15/2070	200,000	237,750
4.75%, 02/11/2029 (b)	150,000	174,710
5.35%, 02/11/2049 (b)	100,000	131,688
		1,560,639
ISRAEL — 0.1%
Israel Government International Bond:
2.75%, 07/03/2030	200,000	212,786
2.88%, 03/16/2026	100,000	105,781
3.25%, 01/17/2028	100,000	108,441
3.88%, 07/03/2050	200,000	234,538
4.13%, 01/17/2048	100,000	123,042
State of Israel 3.38%, 1/15/2050	300,000	325,788
		1,110,376
ITALY — 0.1%
Republic of Italy Government International Bond:
0.88%, 05/06/2024	200,000	197,798
1.25%, 02/17/2026	250,000	243,502
2.38%, 10/17/2024	250,000	256,182
2.88%, 10/17/2029	500,000	511,065
3.88%, 05/06/2051	200,000	214,686
4.00%, 10/17/2049	200,000	221,154
5.38%, 06/15/2033	50,000	61,941
		1,706,328
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	250,000	248,220
0.63%, 07/15/2025	450,000	439,816
1.25%, 01/21/2031	250,000	240,288
1.88%, 04/15/2031	200,000	202,354
2.75%, 11/16/2027	200,000	212,560
2.88%, 07/21/2027	100,000	106,775
3.25%, 07/20/2023	150,000	155,696
3.25%, 07/20/2028	250,000	275,517
3.38%, 10/31/2023	200,000	209,132
Series DTC, 1.75%, 10/17/2024	200,000	203,606
Series DTC, 2.38%, 04/20/2026	200,000	208,006
Series DTC, 2.50%, 05/23/2024	200,000	207,116
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	200,600
		2,909,686

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031 (b)	$ 450,000	$ 439,173
3.25%, 04/16/2030 (b)	350,000	360,129
3.75%, 01/11/2028	100,000	107,621
3.77%, 05/24/2061	200,000	184,372
3.90%, 04/27/2025	500,000	535,910
4.13%, 01/21/2026	125,000	137,284
4.15%, 03/28/2027	200,000	221,012
4.28%, 08/14/2041	525,000	545,543
4.50%, 04/22/2029	250,000	278,565
4.50%, 01/31/2050 (b)	250,000	265,833
4.60%, 02/10/2048	200,000	213,886
4.75%, 04/27/2032	200,000	226,318
5.00%, 04/27/2051 (b)	200,000	228,226
5.55%, 01/21/2045 (b)	450,000	540,094
6.05%, 01/11/2040	30,000	37,442
Series MTN, 4.75%, 03/08/2044	100,000	109,316
		4,430,724
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032 (b)	200,000	190,406
3.16%, 01/23/2030	200,000	207,472
3.75%, 03/16/2025	150,000	158,929
3.87%, 07/23/2060	200,000	200,054
3.88%, 03/17/2028	200,000	216,014
4.50%, 05/15/2047	50,000	55,324
4.50%, 04/16/2050	700,000	773,290
6.70%, 01/26/2036	50,000	66,986
		1,868,475
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	250,000	253,772
2.78%, 01/23/2031	320,000	318,784
2.78%, 12/01/2060	150,000	132,347
2.84%, 06/20/2030	55,000	55,835
3.00%, 01/15/2034	250,000	249,497
3.23%, 07/28/2121	150,000	129,782
3.30%, 03/11/2041	815,000	818,570
3.55%, 03/10/2051	70,000	73,133
3.60%, 01/15/2072	250,000	245,445
4.13%, 08/25/2027 (b)	150,000	164,793
5.63%, 11/18/2050 (b)	150,000	211,189
6.55%, 03/14/2037	25,000	34,076
		2,687,223
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	250,000	242,027
1.95%, 01/06/2032	200,000	196,824
Security Description	Principal Amount	Value
2.46%, 05/05/2030	$ 200,000	$ 206,432
2.65%, 12/10/2045	250,000	238,038
2.95%, 05/05/2045	250,000	247,752
3.70%, 03/01/2041 (b)	200,000	219,414
3.70%, 02/02/2042	100,000	109,730
3.95%, 01/20/2040	200,000	224,616
4.20%, 01/21/2024	300,000	319,578
5.00%, 01/13/2037	150,000	187,092
7.75%, 01/14/2031	100,000	145,747
Republic of Philippines 3.20%, 7/6/2046	200,000	204,482
		2,541,732
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	50,000	51,370
3.25%, 04/06/2026	175,000	187,726
4.00%, 01/22/2024	150,000	158,955
		398,051
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 06/29/2024	500,000	494,990
0.63%, 02/09/2026 (b)	200,000	193,646
1.13%, 12/29/2026	200,000	196,096
2.38%, 04/21/2027	25,000	25,935
2.50%, 06/29/2041	250,000	254,657
3.25%, 11/10/2025	150,000	160,674
Korea Development Bank:
0.40%, 06/19/2024	215,000	212,072
0.80%, 07/19/2026	250,000	242,587
1.63%, 01/19/2031 (b)	250,000	245,300
2.75%, 03/19/2023 (b)	200,000	204,656
3.00%, 01/13/2026 (b)	100,000	106,154
Korea International Bank 3.50%, 9/20/2028	200,000	223,866
Korea International Bond 1.00%, 9/16/2030	200,000	189,562
		2,750,195
SUPRANATIONAL — 1.3%
African Development Bank:
0.75%, 04/03/2023	350,000	350,703
0.88%, 03/23/2026	150,000	147,621
3.00%, 09/20/2023	150,000	155,813
Asian Development Bank:
0.63%, 04/29/2025	500,000	492,370
1.50%, 10/18/2024	200,000	202,858
1.63%, 01/24/2023	500,000	505,975
2.63%, 01/30/2024	200,000	207,608
Series GMTN, 0.25%, 07/14/2023	275,000	273,372
Series GMTN, 0.25%, 10/06/2023	200,000	198,436
Series GMTN, 0.38%, 06/11/2024	725,000	716,256

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Series GMTN, 0.38%, 09/03/2025	$ 250,000	$ 242,898
Series GMTN, 0.50%, 02/04/2026	250,000	242,793
Series GMTN, 0.75%, 10/08/2030	200,000	186,848
Series GMTN, 1.00%, 04/14/2026	100,000	98,957
Series GMTN, 1.25%, 06/09/2028	100,000	98,781
Series GMTN, 1.50%, 03/04/2031	250,000	248,500
Series GMTN, 1.88%, 01/24/2030	500,000	513,355
Series GMTN, 2.00%, 04/24/2026	100,000	103,071
Series GMTN, 2.38%, 08/10/2027	50,000	52,591
Series GMTN, 2.50%, 11/02/2027	100,000	105,872
Series GMTN, 2.63%, 01/12/2027	50,000	53,088
Series GMTN, 2.75%, 03/17/2023	85,000	87,246
Series GMTN, 3.13%, 09/26/2028	50,000	55,242
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	165,000	163,617
0.50%, 05/28/2025	200,000	195,662
0.50%, 01/27/2026	500,000	485,135
Corp. Andina de Fomento:
1.25%, 10/26/2024	68,000	67,687
2.38%, 05/12/2023	150,000	152,777
2.75%, 01/06/2023	100,000	101,898
Council Of Europe Development Bank:
0.38%, 06/10/2024	250,000	246,800
0.88%, 09/22/2026 (b)	100,000	97,974
2.50%, 02/27/2024 (b)	30,000	31,067
2.63%, 02/13/2023	60,000	61,360
European Bank for Reconstruction & Development:
Series GMTN, 0.25%, 07/10/2023	100,000	99,406
Series GMTN, 0.50%, 11/25/2025	250,000	243,155
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	194,140
Series GMTN, 1.50%, 02/13/2025	250,000	253,360
European Investment Bank:
0.25%, 09/15/2023	365,000	362,193
0.38%, 12/15/2025 (b)	200,000	193,536
0.38%, 03/26/2026	750,000	723,112
0.63%, 07/25/2025	350,000	343,675
Security Description	Principal Amount	Value
0.75%, 10/26/2026 (b)	$ 250,000	$ 243,413
0.75%, 09/23/2030	200,000	187,094
1.25%, 02/14/2031 (b)	390,000	379,642
1.38%, 05/15/2023	350,000	353,794
1.63%, 03/14/2025	485,000	493,342
1.63%, 05/13/2031 (b)	100,000	100,481
1.88%, 02/10/2025	100,000	102,536
2.13%, 04/13/2026	100,000	103,656
2.38%, 05/24/2027	100,000	105,115
2.50%, 03/15/2023	145,000	148,389
2.50%, 10/15/2024 (b)	25,000	26,048
2.63%, 03/15/2024	1,100,000	1,143,329
Series GMTN, 2.88%, 08/15/2023	350,000	362,327
Series GMTN, 3.13%, 12/14/2023	350,000	365,834
Inter-American Development Bank:
0.25%, 11/15/2023	150,000	148,679
0.50%, 05/24/2023 (b)	500,000	499,375
0.50%, 09/23/2024	850,000	839,511
0.63%, 07/15/2025	500,000	491,140
0.63%, 09/16/2027 (b)	500,000	477,570
0.88%, 04/03/2025	500,000	496,800
1.13%, 07/20/2028	200,000	195,434
2.00%, 07/23/2026	100,000	103,070
2.25%, 06/18/2029	250,000	262,562
2.38%, 07/07/2027	100,000	105,076
2.50%, 01/18/2023	100,000	102,071
2.63%, 01/16/2024	350,000	363,093
3.00%, 02/21/2024	100,000	104,655
3.13%, 09/18/2028	100,000	110,366
4.38%, 01/24/2044	75,000	104,258
Series GMTN, 0.88%, 04/20/2026	250,000	245,988
Series GMTN, 1.13%, 01/13/2031	250,000	240,843
Series GMTN, 1.75%, 03/14/2025	250,000	255,297
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	75,000	74,330
0.38%, 07/28/2025	750,000	729,960
0.50%, 10/28/2025	250,000	243,628
0.63%, 04/22/2025	550,000	541,827
0.75%, 03/11/2025	500,000	495,155
0.75%, 11/24/2027 (b)	390,000	374,665
0.75%, 08/26/2030	170,000	159,278
0.88%, 07/15/2026	1,000,000	982,320
0.88%, 05/14/2030	250,000	237,008
1.13%, 09/13/2028	500,000	488,435
1.25%, 02/10/2031	500,000	486,555
1.63%, 01/15/2025	350,000	356,387
1.63%, 11/03/2031	500,000	500,235
2.50%, 03/19/2024	350,000	362,929

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.00%, 09/27/2023	$ 350,000	$ 363,821
Series GDIF, 1.38%, 04/20/2028	250,000	249,005
Series GDIF, 1.75%, 10/23/2029	250,000	253,892
Series GDIF, 1.88%, 06/19/2023	300,000	305,535
Series GDIF, 2.50%, 11/25/2024	300,000	313,014
Series GDIF, 2.50%, 07/29/2025	200,000	209,408
Series GDIF, 2.50%, 11/22/2027	250,000	264,742
Series GMTN, 4.75%, 02/15/2035	25,000	33,228
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	243,420
Series GMTN, 2.13%, 04/07/2026	100,000	103,674
Series GMTN, 2.88%, 07/31/2023	150,000	155,160
International Finance Corp. Series GMTN, 0.75%, 10/8/2026	500,000	487,120
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	196,934
0.38%, 09/11/2025	200,000	194,236
Series GMTN, 0.50%, 01/21/2026 (b)	200,000	194,330
		28,217,827
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 11/10/2023	500,000	497,090
0.50%, 08/26/2025	350,000	341,205
Series USMT, 0.38%, 03/11/2024 (b)	500,000	494,700
		1,332,995
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	252,832
4.38%, 01/23/2031	280,000	322,552
4.98%, 04/20/2055	400,000	525,276
5.10%, 06/18/2050	175,000	232,111
		1,332,771
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $71,811,036)		72,280,855
Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.5%
Federal Farm Credit Banks:
2.88%, 7/17/2023	$ 100,000	$ 103,306
3.50%, 12/20/2023	50,000	52,634
Federal Farm Credit Banks Funding Corp.:
0.13%, 4/13/2023	500,000	497,600
0.13%, 5/10/2023	300,000	298,164
0.25%, 2/26/2024	105,000	103,822
0.30%, 11/12/2024	250,000	244,825
0.35%, 5/16/2024	250,000	246,725
0.47%, 8/19/2024	100,000	98,626
0.50%, 12/1/2023	250,000	248,855
0.68%, 8/4/2025	100,000	98,136
0.68%, 1/13/2027	250,000	241,087
0.70%, 1/27/2027	100,000	96,397
0.79%, 6/21/2027	125,000	120,501
0.88%, 11/18/2024	185,000	184,471
0.90%, 8/19/2027	100,000	96,393
1.00%, 8/3/2027	100,000	97,204
1.04%, 1/25/2029	150,000	142,871
1.10%, 8/10/2029	150,000	142,776
1.14%, 8/20/2029	150,000	143,421
1.15%, 8/12/2030	100,000	94,680
1.32%, 9/9/2030	100,000	95,751
1.38%, 1/14/2031	250,000	239,493
1.65%, 7/23/2035	100,000	93,477
1.69%, 8/20/2035	100,000	93,494
1.95%, 8/13/2040	100,000	91,818
1.99%, 3/17/2031	500,000	495,075
Federal Home Loan Bank:
0.13%, 3/17/2023	400,000	398,160
0.13%, 6/2/2023	325,000	322,949
0.13%, 8/28/2023	800,000	793,056
0.50%, 4/14/2025	205,000	201,292
0.55%, 1/20/2026	150,000	145,829
0.65%, 1/28/2026	150,000	146,393
0.65%, 2/26/2026	100,000	96,933
0.70%, 1/28/2026	150,000	146,226
0.75%, 2/24/2026	100,000	97,687
0.83%, 2/10/2027	100,000	96,857
0.90%, 2/26/2027	150,000	145,601
1.00%, 8/16/2028	250,000	240,207
1.25%, 12/21/2026	1,000,000	998,670
1.38%, 2/17/2023	750,000	758,190
1.50%, 8/15/2024 (b)	190,000	192,943
1.88%, 12/9/2022	250,000	253,445
2.50%, 2/13/2024 (b)	220,000	227,909
2.88%, 9/13/2024	50,000	52,545
3.25%, 6/9/2028	500,000	553,085
3.25%, 11/16/2028	280,000	312,654
3.38%, 12/8/2023	50,000	52,454
5.50%, 7/15/2036	135,000	195,346

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	$ 190,000	$ 188,151
0.25%, 6/26/2023	500,000	497,805
0.25%, 8/24/2023	215,000	213,615
0.25%, 9/8/2023	750,000	744,870
0.25%, 11/6/2023	650,000	644,403
0.25%, 12/4/2023	875,000	867,370
0.32%, 11/2/2023	150,000	148,599
0.36%, 5/15/2024	250,000	246,722
0.38%, 4/20/2023	250,000	249,507
0.38%, 5/5/2023	350,000	349,268
0.38%, 9/23/2025 (b)	730,000	710,188
0.60%, 10/15/2025	110,000	107,097
0.60%, 10/20/2025	150,000	146,120
0.63%, 11/25/2025	175,000	170,422
0.68%, 8/6/2025	100,000	97,940
0.75%, 6/23/2026	150,000	146,016
1.50%, 2/12/2025	500,000	507,615
1.50%, 2/1/2051	2,335,821	2,265,944
1.50%, 10/1/2051	1,982,471	1,919,366
1.50%, 11/1/2051	5,832,061	5,646,419
2.00%, 6/1/2036	2,371,011	2,430,805
2.00%, 10/1/2050	1,417,781	1,417,247
2.00%, 12/1/2050	1,076,013	1,075,608
2.00%, 1/1/2051	2,724,681	2,723,654
2.00%, 9/1/2051	4,905,673	4,896,340
2.00%, 11/1/2051	7,792,362	7,777,539
2.22%, 7/13/2040	150,000	141,828
2.50%, 10/1/2029	19,594	20,291
2.50%, 1/1/2031	41,009	42,528
2.50%, 5/1/2031	63,741	66,117
2.50%, 6/1/2031	118,659	123,083
2.50%, 10/1/2031	112,980	117,192
2.50%, 12/1/2031	151,516	157,463
2.50%, 12/1/2032	516,000	535,169
2.50%, 2/1/2033	563,456	584,387
2.50%, 9/1/2035	643,461	665,834
2.50%, 9/1/2046	763,721	785,800
2.50%, 7/1/2050	3,282,092	3,351,852
2.50%, 10/1/2050	2,127,453	2,172,671
2.50%, 2/1/2051	2,804,054	2,863,892
2.50%, 9/1/2051	5,565,319	5,685,855
2.50%, 10/1/2051	4,623,129	4,723,617
2.50%, 11/1/2051	5,595,718	5,717,779
2.50%, 12/1/2051	4,758,134	4,862,293
3.00%, 10/1/2030	294,467	309,624
3.00%, 12/1/2030	50,783	53,268
3.00%, 5/1/2031	37,778	39,606
3.00%, 12/1/2031	201,501	211,255
3.00%, 2/1/2032	277,356	290,782
3.00%, 5/1/2032	277,633	291,170
3.00%, 7/1/2032	81,008	84,958
3.00%, 1/1/2033	337,906	354,382
3.00%, 3/1/2035	1,390,946	1,454,552
Security Description	Principal Amount	Value
3.00%, 5/1/2035	$ 667,337	$ 697,610
3.00%, 4/1/2036	178,893	187,756
3.00%, 6/1/2036	108,666	114,050
3.00%, 2/1/2038	334,508	350,444
3.00%, 1/1/2043	1,447,237	1,525,636
3.00%, 7/1/2043	1,574,377	1,658,551
3.00%, 6/1/2045	36,836	38,715
3.00% 8/1/2045	237,800	250,433
3.00%, 4/1/2046	140,200	146,861
3.00% 6/1/2046	1,837,299	1,934,701
3.00%, 7/1/2046	2,349,341	2,468,180
3.00%, 8/1/2046	266,445	279,102
3.00%, 9/1/2046	87,450	91,605
3.00%, 10/1/2046	148,604	155,663
3.00% 11/1/2046	531,980	557,252
3.00% 12/1/2046	475,557	498,148
3.00%, 1/1/2047	348,443	364,995
3.00% 2/1/2047	926,088	977,093
3.00%, 4/1/2047	2,324,907	2,442,510
3.00%, 9/1/2049	238,388	247,261
3.00%, 12/1/2049	231,400	240,012
3.00%, 2/1/2050	857,718	889,641
3.00%, 4/1/2050	1,577,163	1,633,931
3.00%, 5/1/2050	2,159,493	2,243,671
3.00%, 6/1/2051	1,763,688	1,828,607
3.50%, 4/1/2032	150,547	159,282
3.50%, 6/1/2033	280,299	296,440
3.50%, 9/1/2033	191,116	202,122
3.50%, 11/1/2034	115,845	123,358
3.50%, 3/1/2037	142,615	151,964
3.50%, 4/1/2042	149,171	161,740
3.50%, 12/1/2042	96,114	103,144
3.50%, 8/1/2043	263,598	282,781
3.50%, 5/1/2044	1,147,779	1,239,210
3.50%, 11/1/2044	16,345	17,489
3.50%, 1/1/2045	22,458	24,030
3.50% 7/1/2045	137,584	147,069
3.50%, 10/1/2045	21,323	22,771
3.50% 12/1/2045	263,197	281,208
3.50%, 1/1/2046	32,003	34,176
3.50%, 3/1/2046	64,641	68,890
3.50%, 4/1/2046	95,516	101,795
3.50%, 6/1/2046	111,279	118,595
3.50%, 8/1/2046	1,251,284	1,336,242
3.50%, 12/1/2046	367,006	391,132
3.50%, 2/1/2047	237,998	253,644
3.50%, 3/1/2047	225,921	240,772
3.50%, 4/1/2047	129,692	137,458
3.50%, 6/1/2047	123,639	131,043
3.50% 10/1/2047	225,605	239,113
3.50%, 11/1/2047	79,610	84,378
3.50%, 12/1/2047	175,150	185,639
3.50%, 4/1/2049	192,920	203,514
3.50%, 7/1/2049	520,102	548,552
3.50%, 10/1/2049	56,547	59,640

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.50%, 3/1/2050	$ 1,368,369	$ 1,443,222
4.00%, 11/1/2033	212,770	224,307
4.00%, 4/1/2042	15,003	16,364
4.00%, 6/1/2042	41,159	44,881
4.00%, 7/1/2042	845,748	922,406
4.00%, 12/1/2044	16,878	18,367
4.00%, 4/1/2045	13,368	14,455
4.00%, 10/1/2045	29,953	32,388
4.00%, 12/1/2045	54,493	58,924
4.00%, 1/1/2046	214,748	232,211
4.00%, 2/1/2046	84,826	91,723
4.00%, 1/1/2047	266,256	287,511
4.00%, 2/1/2047	103,575	111,840
4.00%, 6/1/2047	185,298	198,490
4.00%, 9/1/2047	232,395	248,939
4.00%, 11/1/2047	173,609	185,968
4.00%, 1/1/2048	453,777	486,081
4.00%, 10/1/2048	877,344	934,404
4.00%, 4/1/2049	70,997	75,703
4.50%, 5/1/2042	393,726	433,835
4.50%, 5/1/2044	129,666	142,858
4.50%, 12/1/2045	244,706	269,600
4.50%, 9/1/2046	201,184	221,508
4.50%, 4/1/2047	100,040	108,253
4.50%, 10/1/2047	153,950	166,590
4.50%, 11/1/2047	129,077	139,675
4.50%, 12/1/2047	69,386	75,083
4.50%, 7/1/2048	372,676	399,213
4.50%, 9/1/2048	611,421	654,854
4.50%, 11/1/2048	219,769	235,418
4.50%, 6/1/2049	285,443	305,691
4.50%, 11/1/2049	622,411	666,561
5.00%, 7/1/2041	82,628	93,026
5.00%, 11/1/2048	249,863	272,116
5.50%, 8/1/2038	234,798	266,277
6.00%, 7/1/2040	97,755	112,788
6.25%, 7/15/2032 (b)	460,000	663,113
Series *, 2.75%, 6/19/2023	500,000	515,660
Series 0000, 0.64%, 11/24/2025	175,000	170,191
Series 0001, 0.60%, 11/12/2025	150,000	146,070
Series K039, Class A2, 3.30%, 7/25/2024	400,000	419,898
Series K040, Class A2, 3.24%, 9/25/2024	575,000	604,587
Series K049, Class A2, 3.01%, 7/25/2025	200,000	211,012
Series K054, Class A2, 2.75%, 1/25/2026	500,000	525,065
Series K062, Class A2, 3.41%, 12/25/2026	400,000	435,657
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	285,658
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	181,856
Security Description	Principal Amount	Value
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	$ 1,607,000	$ 1,818,490
Series K090, Class A2, 3.42%, 2/25/2029	163,934	182,229
Series K092, Class A2, 3.30%, 4/25/2029	350,000	387,054
Series K093, Class A2, 2.98%, 5/25/2029	100,000	108,470
Series K094, Class A2, 2.90%, 6/25/2029	352,767	381,168
Series K098, Class A2, 2.43%, 8/25/2029	100,000	104,889
Series K099, Class A2, 2.60%, 9/25/2029	100,000	106,117
Series K101, Class A2, 2.52%, 10/25/2029	200,000	211,477
Series K109, Class A2, 1.56%, 4/25/2030	100,000	98,696
Series K114, Class A2, 1.37%, 6/25/2030	85,000	82,475
Series K115, Class A2, 1.38%, 6/25/2030	400,000	388,670
Series K118, Class A2, 1.49%, 9/25/2030	750,000	734,394
Series K121, Class A2, 1.55%, 10/25/2030	320,000	314,288
Series K123, Class A2, 1.62%, 12/25/2030	233,333	230,490
Series K124, Class A2, 1.66%, 12/25/2030	500,000	495,300
Series K126, Class A2, 2.07%, 1/25/2031	500,000	511,929
Series K127, Class A2, 2.11%, 1/25/2031	450,000	461,998
Series K131, Class A2, 1.85%, 7/25/2031	500,000	502,415
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	286,419
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	245,348
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	534,688
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	254,627
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	579,701
Series K734, Class A2, 3.21%, 2/25/2026	350,000	373,577
Series K735, Class A2, 2.86%, 5/25/2026	200,000	211,590
Series K736, Class A2, 2.28%, 7/25/2026	300,000	310,804
Series K743, Class A2, 1.77%, 5/25/2028	300,000	303,276
Series USD, 0.38%, 7/21/2025	110,000	107,179

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Federal National Mortgage Association:
0.25%, 5/22/2023	$ 350,000	$ 348,537
0.25%, 7/10/2023	725,000	721,186
0.25%, 11/27/2023	210,000	208,156
0.38%, 8/25/2025	665,000	646,759
0.50%, 6/17/2025 (b)	1,000,000	980,370
0.50%, 11/7/2025	235,000	229,158
0.63%, 4/22/2025	215,000	212,020
0.65%, 12/10/2025	100,000	97,436
0.65%, 12/17/2025	125,000	121,730
0.70%, 7/30/2025	100,000	98,014
0.75%, 10/8/2027	700,000	676,935
0.88%, 12/18/2026	125,000	121,841
0.88%, 8/5/2030	900,000	849,474
1.50%, 7/1/2036	4,240,039	4,256,146
1.50%, 3/1/2051	2,964,493	2,870,122
1.50%, 11/1/2051	5,966,178	5,776,251
1.63%, 1/7/2025	215,000	218,876
2.00%, 11/1/2031	73,520	75,364
2.00%, 8/1/2035	932,261	955,534
2.00% 11/1/2035	2,286,538	2,343,621
2.00%, 12/1/2035	1,290,271	1,322,482
2.00%, 2/1/2036	2,684,755	2,751,779
2.00% 6/1/2036	4,065,447	4,168,216
2.00%, 12/1/2036	5,758,780	5,903,261
2.00%, 7/1/2050	861,898	861,574
2.00%, 8/1/2050	1,510,147	1,509,578
2.00%, 10/1/2050	4,186,356	4,184,779
2.00%, 11/1/2050	4,286,346	4,284,731
2.00% 1/1/2051	5,530,458	5,528,374
2.00%, 2/1/2051	3,189,457	3,188,255
2.00% 3/1/2051	15,926,860	15,904,002
2.00%, 4/1/2051	5,180,735	5,170,877
2.00%, 5/1/2051	4,895,281	4,885,966
2.00%, 7/1/2051	8,621,624	8,605,219
2.00%, 11/1/2051	9,934,806	9,915,902
2.00%, 1/1/2052	5,000,000	4,990,486
2.13%, 4/24/2026 (b)	200,000	207,500
2.50%, 2/5/2024 (b)	250,000	258,957
2.50%, 3/1/2029	115,515	119,682
2.50%, 7/1/2030	628,837	651,097
2.50%, 2/1/2031	65,714	68,123
2.50%, 10/1/2031	112,203	116,346
2.50%, 12/1/2031	198,923	206,268
2.50%, 1/1/2032	72,259	74,927
2.50%, 4/1/2032	691,444	716,974
2.50%, 6/1/2032	1,878,073	1,947,419
2.50%, 10/1/2032	234,335	242,952
2.50%, 12/1/2032	478,832	496,440
2.50%, 1/1/2033	267,775	277,622
2.50%, 2/1/2035	2,010,341	2,084,569
2.50% 8/1/2035	1,599,754	1,655,494
2.50%, 9/1/2035	3,806,538	3,939,167
2.50%, 6/1/2040	330,421	339,689
Security Description	Principal Amount	Value
2.50%, 8/1/2040	$ 192,157	$ 197,548
2.50%, 11/1/2049	1,754,326	1,791,276
2.50%, 12/1/2049	793,012	809,715
2.50%, 7/1/2050	1,423,059	1,453,277
2.50%, 8/1/2050	3,438,432	3,511,445
2.50%, 10/1/2050	2,182,854	2,229,205
2.50%, 11/1/2050	2,699,951	2,757,282
2.50%, 12/1/2050	1,532,095	1,564,628
2.50%, 4/1/2051	3,463,365	3,538,042
2.50%, 7/1/2051	8,308,566	8,487,716
2.50%, 8/1/2051	13,488,306	13,779,242
2.50%, 9/1/2051	4,610,245	4,710,042
2.63%, 9/6/2024 (b)	250,000	261,417
2.88%, 9/12/2023	500,000	518,495
3.00%, 10/1/2028	37,365	39,104
3.00%, 8/1/2029	20,117	21,090
3.00%, 5/1/2030	111,132	116,274
3.00%, 6/1/2030	20,095	21,070
3.00%, 8/1/2030	370,765	389,184
3.00%, 9/1/2030	20,457	21,450
3.00%, 11/1/2030	43,206	45,302
3.00% 12/1/2030	268,330	281,622
3.00%, 4/1/2031	139,698	146,408
3.00%, 12/1/2031	210,263	220,362
3.00% 2/1/2032	699,674	734,159
3.00%, 5/1/2032	246,463	258,391
3.00%, 8/1/2032	80,727	84,634
3.00%, 10/1/2032	140,771	147,583
3.00%, 2/1/2034	641,473	672,516
3.00%, 7/1/2034	169,118	176,845
3.00%, 6/1/2036	32,248	33,828
3.00%, 8/1/2036	162,161	170,106
3.00%, 9/1/2036	294,694	309,132
3.00%, 10/1/2036	88,591	92,932
3.00%, 12/1/2036	162,608	170,574
3.00%, 11/1/2037	322,027	339,314
3.00%, 6/1/2042	627,260	660,931
3.00%, 6/1/2043	184,200	195,977
3.00%, 7/1/2043	38,440	40,476
3.00%, 2/1/2044	331,819	349,400
3.00%, 1/1/2045	584,130	615,080
3.00%, 5/1/2045	523,416	551,149
3.00%, 9/1/2045	32,144	33,770
3.00% 11/1/2045	215,984	226,909
3.00%, 12/1/2045	40,513	42,563
3.00%, 5/1/2046	294,939	308,829
3.00%, 7/1/2046	328,169	343,624
3.00%, 10/1/2046	209,113	218,960
3.00%, 11/1/2046	441,913	462,723
3.00% 12/1/2046	392,608	411,097
3.00% 1/1/2047	1,094,992	1,146,557
3.00%, 2/1/2047	349,585	366,047
3.00%, 5/1/2047	392,030	408,922
3.00%, 11/1/2047	207,130	216,055
3.00%, 9/1/2049	2,144,194	2,223,914

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.00%, 11/1/2049	$ 706,155	$ 732,410
3.00%, 12/1/2049	1,771,346	1,837,203
3.00%, 1/1/2050	1,337,585	1,387,316
3.00%, 3/1/2050	1,283,042	1,329,256
3.00%, 5/1/2050	1,451,284	1,503,559
3.00%, 7/1/2050	1,237,923	1,282,512
3.00%, 8/1/2050	523,314	542,164
3.00%, 10/1/2050	242,108	250,829
3.00%, 9/1/2051	2,871,615	2,980,705
3.50%, 11/1/2025	14,301	15,063
3.50%, 1/1/2027	15,326	16,143
3.50%, 5/1/2029	22,726	23,976
3.50%, 10/1/2029	20,204	21,315
3.50%, 2/1/2031	168,603	177,631
3.50%, 3/1/2032	123,303	130,418
3.50%, 4/1/2032	178,608	188,913
3.50%, 2/1/2033	355,687	376,210
3.50%, 4/1/2033	106,786	112,897
3.50%, 11/1/2034	735,342	774,965
3.50%, 12/1/2035	21,271	22,655
3.50%, 1/1/2037	157,842	168,086
3.50%, 2/1/2037	225,782	240,435
3.50%, 7/1/2037	94,432	100,606
3.50%, 4/1/2038	202,393	214,086
3.50%, 2/1/2041	67,208	72,858
3.50%, 10/1/2044	15,252	16,312
3.50% 1/1/2045	41,444	44,324
3.50% 2/1/2045	1,804,081	1,935,316
3.50%, 5/1/2045	16,176	17,270
3.50% 8/1/2045	55,516	59,321
3.50%, 11/1/2045	18,968	20,250
3.50% 12/1/2045	290,625	310,274
3.50%, 1/1/2046	188,444	201,186
3.50% 2/1/2046	252,559	269,636
3.50% 4/1/2046	152,131	162,089
3.50% 5/1/2046	207,551	221,135
3.50%, 6/1/2046	56,096	59,767
3.50%, 7/1/2046	162,384	173,013
3.50%, 8/1/2046	1,607,035	1,723,418
3.50%, 1/1/2047	246,806	262,960
3.50% 2/1/2047	1,073,156	1,155,846
3.50%, 3/1/2047	234,959	250,338
3.50%, 4/1/2047	467,958	495,815
3.50% 5/1/2047	1,816,002	1,935,570
3.50%, 6/1/2047	191,154	202,534
3.50% 7/1/2047	2,390,350	2,564,232
3.50%, 9/1/2047	171,177	181,367
3.50%, 10/1/2047	201,574	213,573
3.50%, 11/1/2047	45,655	48,373
3.50%, 12/1/2047	315,389	334,164
3.50%, 1/1/2048	95,912	101,622
3.50%, 2/1/2048	145,805	155,876
3.50%, 6/1/2048	268,702	283,596
3.50%, 10/1/2048	872,277	924,203
3.50% 11/1/2048	1,552,656	1,649,850
Security Description	Principal Amount	Value
3.50%, 3/1/2049	$ 1,797,623	$ 1,904,634
3.50%, 5/1/2049	1,916,315	2,020,965
3.50%, 6/1/2049	4,397,878	4,659,680
3.50%, 7/1/2049	260,219	274,429
3.50%, 8/1/2049	738,055	778,360
3.50%, 6/1/2050	417,851	439,704
3.50%, 12/1/2051	437,271	462,274
4.00%, 3/1/2031	508,668	535,943
4.00%, 10/1/2033	80,635	86,712
4.00%, 10/1/2037	583,667	627,510
4.00%, 1/1/2039	67,627	72,545
4.00%, 2/1/2039	58,907	63,191
4.00%, 12/1/2040	26,530	28,918
4.00%, 2/1/2043	161,913	176,490
4.00% 10/1/2043	360,502	392,998
4.00%, 11/1/2043	109,514	119,043
4.00%, 12/1/2043	134,721	146,443
4.00% 10/1/2044	18,442	20,062
4.00%, 1/1/2045	332,810	362,791
4.00%, 3/1/2045	21,225	22,944
4.00%, 5/1/2045	953,574	1,037,307
4.00%, 7/1/2045	19,302	20,865
4.00% 9/1/2045	78,535	84,895
4.00% 12/1/2045	30,847	33,344
4.00%, 2/1/2046	1,835,776	2,001,136
4.00%, 4/1/2046	72,081	77,795
4.00%, 7/1/2046	120,544	130,101
4.00%, 10/1/2046	1,842,000	2,008,089
4.00% 11/1/2046	918,120	995,819
4.00%, 12/1/2046	250,990	270,890
4.00% 4/1/2047	378,651	405,482
4.00%, 7/1/2047	2,021,741	2,164,999
4.00%, 8/1/2047	178,988	191,671
4.00%, 9/1/2047	183,734	196,753
4.00%, 12/1/2047	255,030	273,101
4.00%, 2/1/2048	561,044	600,799
4.00%, 6/1/2048	438,996	467,428
4.00%, 7/1/2048	172,587	183,988
4.00%, 9/1/2048	997,190	1,061,773
4.00%, 11/1/2048	1,901,654	2,024,815
4.00%, 6/1/2049	855,557	916,181
4.00%, 7/1/2049	683,510	728,201
4.00%, 8/1/2049	1,030,327	1,098,396
4.00%, 9/1/2049	256,289	273,047
4.00%, 2/1/2050	792,882	844,724
4.00%, 7/1/2050	1,956,248	2,082,946
4.50%, 9/1/2039	206,662	227,639
4.50%, 12/1/2040	31,300	34,489
4.50%, 1/1/2042	36,107	39,791
4.50% 9/1/2043	65,154	71,771
4.50%, 11/1/2043	30,499	33,565
4.50%, 5/1/2044	99,236	109,304
4.50%, 6/1/2044	31,522	34,720
4.50%, 2/1/2046	123,556	136,146
4.50%, 3/1/2046	407,156	448,075

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
4.50%, 5/1/2046	$ 323,669	$ 356,436
4.50%, 7/1/2046	106,091	115,460
4.50%, 11/1/2047	342,073	370,042
4.50%, 4/1/2048	154,429	165,365
4.50%, 7/1/2048	791,467	847,514
4.50% 8/1/2048	544,729	583,524
4.50%, 12/1/2048	200,414	214,606
4.50%, 1/1/2049	66,205	70,893
4.50%, 4/1/2049	106,160	113,662
4.50%, 3/1/2050	760,959	814,796
5.00%, 1/1/2039	323,030	363,561
5.00%, 6/1/2040	124,803	140,217
5.00%, 7/1/2041	18,757	21,074
5.00%, 5/1/2042	26,395	29,655
5.00%, 11/1/2044	334,271	375,554
5.00%, 1/1/2045	20,826	23,195
5.00%, 6/1/2048	296,412	322,700
5.00%, 9/1/2048	290,986	316,794
5.00%, 3/1/2050	396,692	431,755
5.50%, 2/1/2037	16,596	18,828
5.50%, 4/1/2038	78,243	88,915
5.50%, 9/1/2040	24,573	27,959
5.50%, 9/1/2041	38,808	44,137
5.50% 5/1/2044	452,012	514,382
5.63%, 7/15/2037	80,000	119,374
6.63%, 11/15/2030	365,000	515,566
7.25%, 5/15/2030	75,000	108,224
2.00%, 10/1/2051	9,607,334	9,589,053
Series 0000, 0.56%, 11/17/2025	350,000	339,549
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	512,240	531,314
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	249,723	258,596
Series 2017-M12, Class A2, 3.07%, 6/25/2027 (c)	336,049	361,988
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	291,087	311,963
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	250,000	268,411
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	501,343
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	191,590
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	145,471
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	725,000	703,682
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	300,000	297,793
TBA, 1.50%, 1/1/2037	9,500,000	9,529,925
Security Description	Principal Amount	Value
TBA, 2.00%, 1/1/2037	$ 6,350,000	$ 6,504,686
TBA, 2.00%, 1/1/2052	39,150,000	39,049,228
TBA, 2.50%, 1/18/2037	2,000,000	2,069,260
TBA, 2.50%, 1/1/2052	19,500,000	19,908,915
TBA, 3.00%, 1/1/2052	13,090,000	13,564,120
TBA, 3.50%, 2/25/2049	5,300,000	5,580,370
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	267,092
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	336,336
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	550,000	540,382
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	59,157
Series 2021-M4, Class A2, VRN, 1.47%, 2/25/2031 (c)	280,000	272,339
Government National Mortgage Association:
2.00%, 9/20/2050	828,768	837,590
2.00%, 1/20/2051	2,238,394	2,262,221
2.00%, 4/20/2051	4,730,753	4,780,078
2.00%, 5/20/2051	2,494,004	2,520,007
2.00%, 6/20/2051	4,306,798	4,351,702
2.00%, 9/20/2051	7,762,236	7,843,167
2.00%, 12/20/2051	2,950,000	2,980,758
2.50%, 12/20/2046	4,395,931	4,530,401
2.50%, 8/20/2050	2,176,202	2,231,104
2.50%, 9/20/2050	1,399,344	1,434,647
2.50%, 10/20/2050	2,494,531	2,557,464
2.50%, 4/20/2051	4,650,641	4,770,285
2.50%, 7/20/2051	2,920,670	2,995,808
2.50%, 8/20/2051	2,694,474	2,763,793
2.50%, 10/20/2051	1,861,083	1,908,962
3.00%, 1/20/2043	282,555	298,970
3.00%, 5/20/2043	140,499	148,302
3.00%, 12/20/2044	22,213	23,354
3.00%, 3/20/2045	11,471	12,035
3.00%, 4/20/2045	35,073	36,796
3.00%, 6/20/2045	536,393	562,753
3.00%, 7/20/2045	35,236	36,968
3.00%, 8/20/2045	34,003	35,674
3.00%, 2/20/2046	978,496	1,032,841
3.00%, 3/20/2046	320,506	335,044
3.00%, 4/20/2046	1,780,039	1,860,777
3.00%, 5/20/2046	52,395	54,771
3.00%, 7/20/2046	33,852	35,388
3.00%, 8/20/2046	108,740	113,672
3.00%, 9/20/2046	78,184	81,730
3.00%, 10/20/2046	79,229	82,823
3.00%, 11/20/2046	143,876	150,402
3.00%, 12/20/2046	572,079	598,027

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
3.00%, 2/20/2047	$ 293,133	$ 306,428
3.00%, 4/20/2047	421,957	440,026
3.00%, 6/20/2047	129,102	134,630
3.00%, 7/20/2047	245,179	255,678
3.00%, 8/20/2047	121,269	126,462
3.00%, 10/20/2047	177,579	185,184
3.00%, 1/20/2048	667,165	695,734
3.00%, 2/20/2048	399,229	416,325
3.00%, 3/20/2048	700,631	730,633
3.00%, 11/20/2049	1,105,210	1,146,657
3.00%, 12/20/2049	675,131	700,449
3.00%, 2/20/2050	685,100	710,436
3.00%, 6/20/2050	1,852,924	1,926,580
3.00%, 7/20/2050	2,266,111	2,356,312
3.00%, 12/20/2050	2,772,886	2,883,702
3.50%, 10/20/2042	221,155	237,353
3.50%, 1/20/2043	973,035	1,044,306
3.50%, 5/20/2043	34,314	36,878
3.50%, 9/20/2043	22,399	24,073
3.50%, 11/20/2043	175,014	188,094
3.50%, 6/20/2044	890,823	943,262
3.50%, 10/20/2044	19,623	20,778
3.50%, 12/20/2044	13,115	13,887
3.50%, 3/20/2045	11,524	12,208
3.50%, 4/20/2045	38,480	40,776
3.50%, 6/20/2045	516,690	547,377
3.50%, 10/20/2045	1,003,231	1,062,814
3.50% 1/20/2046	1,471,414	1,558,803
3.50%, 3/20/2046	81,575	86,102
3.50%, 4/20/2046	43,657	46,080
3.50%, 5/20/2046	44,378	46,840
3.50%, 6/20/2046	681,893	719,732
3.50%, 7/20/2046	107,404	113,364
3.50%, 10/20/2046	216,601	228,621
3.50%, 11/20/2046	756,832	798,830
3.50%, 12/20/2046	481,740	508,472
3.50%, 5/20/2047	326,057	342,306
3.50%, 6/20/2047	224,620	235,814
3.50%, 7/20/2047	173,838	182,501
3.50%, 8/20/2047	277,771	291,614
3.50%, 9/20/2047	113,350	118,999
3.50%, 10/20/2047	110,228	115,721
3.50%, 11/20/2047	1,391,142	1,460,469
3.50%, 12/20/2047	520,497	546,436
3.50%, 6/20/2048	166,312	174,600
3.50%, 8/20/2048	120,954	126,927
3.50%, 8/20/2049	434,920	454,292
3.50%, 9/20/2049	1,276,930	1,332,694
3.50%, 12/20/2049	272,172	283,821
3.50%, 2/20/2050	462,617	482,417
3.50%, 7/20/2050	618,395	644,192
3.50%, 10/20/2050	2,351,629	2,453,303
4.00%, 4/15/2040	25,472	27,719
4.00%, 2/20/2042	10,685	11,664
4.00%, 7/20/2042	7,731	8,432
Security Description	Principal Amount	Value
4.00%, 7/15/2044	$ 26,431	$ 28,539
4.00%, 8/20/2044	14,149	15,328
4.00%, 10/20/2044	127,255	137,856
4.00%, 5/15/2045	11,963	12,868
4.00%, 6/15/2045	33,088	35,590
4.00%, 8/20/2045	12,644	13,646
4.00%, 11/20/2045	158,190	170,734
4.00%, 2/20/2046	122,801	132,539
4.00%, 5/20/2046	125,734	135,704
4.00%, 6/20/2046	88,138	94,620
4.00%, 1/20/2047	260,600	279,766
4.00%, 3/20/2047	109,098	117,122
4.00%, 4/20/2047	210,356	224,684
4.00%, 5/20/2047	141,709	151,249
4.00%, 7/20/2047	143,969	153,435
4.00%, 8/20/2047	61,758	65,770
4.00%, 1/20/2048	99,047	105,092
4.00%, 6/20/2048	2,580,388	2,736,372
4.00%, 8/20/2048	532,902	564,578
4.00%, 10/20/2048	220,799	233,850
4.00%, 11/20/2048	176,794	187,185
4.00%, 4/20/2049	161,716	170,215
4.00%, 6/20/2049	359,726	379,045
4.00%, 7/20/2049	195,493	205,992
4.00%, 1/20/2050	302,431	318,673
4.00%, 3/20/2050	553,755	583,494
4.50%, 1/20/2044	69,221	76,758
4.50%, 11/20/2044	19,883	21,953
4.50%, 12/20/2044	16,433	18,144
4.50%, 4/20/2046	87,812	96,955
4.50%, 6/20/2046	59,543	65,743
4.50%, 7/20/2046	78,633	86,820
4.50%, 4/20/2047	231,668	249,035
4.50%, 8/20/2047	66,474	71,457
4.50%, 11/20/2047	604,902	650,423
4.50%, 12/20/2047	36,456	39,164
4.50%, 11/20/2048	216,797	229,563
4.50%, 7/20/2049	235,523	249,115
5.00%, 6/15/2040	20,573	22,630
5.00%, 10/15/2041	71,776	80,196
5.00%, 3/20/2044	30,787	34,935
5.00%, 12/20/2045	114,579	130,044
5.00%, 1/20/2048	160,933	173,865
5.00%, 5/20/2048	120,442	129,834
5.00%, 9/20/2048	211,080	225,825
5.00%, 3/20/2050	247,013	266,862
5.50%, 10/20/2043	28,443	32,822
5.50%, 5/20/2045	334,685	385,065
TBA, 2.00%, 1/1/2052	7,075,000	7,142,495
TBA, 2.50%, 1/1/2052	9,850,000	10,094,083
TBA, 3.00%, 1/1/2052	5,950,000	6,158,488
TBA, 3.50%, 1/1/2052	2,000,000	2,082,740
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	85,000	83,962
1.50%, 9/15/2031	75,000	73,622

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
2.88%, 9/15/2024	$ 100,000	$ 105,037
3.50%, 12/15/2042	525,000	613,583
4.25%, 9/15/2065	100,000	144,167
5.25%, 9/15/2039	150,000	213,060
Series A, 2.88%, 2/1/2027	150,000	160,629
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $621,331,021)		619,541,029
U.S. TREASURY OBLIGATIONS — 38.8%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	2,506,664
1.13%, 8/15/2040	6,500,000	5,692,578
1.25%, 5/15/2050	2,750,000	2,346,953
1.38%, 11/15/2040	6,750,000	6,170,977
1.38%, 8/15/2050	3,350,000	2,949,570
1.63%, 11/15/2050	3,500,000	3,275,781
1.75%, 8/15/2041	2,250,000	2,188,477
1.88%, 2/15/2041	8,000,000	7,942,500
1.88%, 2/15/2051	4,500,000	4,473,984
1.88%, 11/15/2051 (b)	4,500,000	4,486,641
2.00%, 11/15/2041	7,250,000	7,356,484
2.00%, 2/15/2050	2,050,000	2,091,961
2.00%, 8/15/2051	3,250,000	3,329,219
2.25%, 5/15/2041	5,000,000	5,267,187
2.25%, 8/15/2046	3,425,000	3,635,316
2.25%, 8/15/2049	2,000,000	2,150,000
2.38%, 11/15/2049	2,500,000	2,758,203
2.38%, 5/15/2051	7,250,000	8,045,234
2.50%, 2/15/2045	3,340,000	3,689,134
2.50%, 2/15/2046	3,400,000	3,770,812
2.50%, 5/15/2046	1,850,000	2,052,922
2.75%, 8/15/2042	900,000	1,029,656
2.75%, 11/15/2042	1,500,000	1,715,859
2.75%, 8/15/2047	1,700,000	1,986,609
2.75%, 11/15/2047	3,400,000	3,975,344
2.88%, 5/15/2043	1,850,000	2,157,852
2.88%, 8/15/2045 (b)	5,480,000	6,461,262
2.88%, 11/15/2046	2,500,000	2,969,922
2.88%, 5/15/2049	2,450,000	2,963,734
3.00%, 5/15/2042	325,000	386,293
3.00%, 11/15/2044	3,075,000	3,682,793
3.00%, 5/15/2045	1,875,000	2,252,344
3.00%, 11/15/2045 (b)	1,900,000	2,292,469
3.00%, 2/15/2047	2,200,000	2,674,031
3.00%, 5/15/2047	3,300,000	4,021,359
3.00%, 2/15/2048 (b)	3,200,000	3,922,000
3.00%, 8/15/2048	2,950,000	3,624,812
3.00%, 2/15/2049	2,650,000	3,271,508
3.13%, 11/15/2041	350,000	422,133
3.13%, 2/15/2042	725,000	876,570
3.13%, 2/15/2043 (b)	1,075,000	1,300,582
3.13%, 8/15/2044	2,500,000	3,048,828
3.13%, 5/15/2048	2,375,000	2,980,254
Security Description	Principal Amount	Value
3.38%, 5/15/2044	$ 1,900,000	$ 2,401,422
3.38%, 11/15/2048	3,100,000	4,072,625
3.50%, 2/15/2039	1,000,000	1,256,719
3.63%, 8/15/2043	1,600,000	2,083,000
3.63%, 2/15/2044	1,475,000	1,926,719
3.75%, 8/15/2041	2,000,000	2,620,312
3.75%, 11/15/2043	1,425,000	1,891,465
3.88%, 8/15/2040	750,000	990,469
4.25%, 5/15/2039	1,500,000	2,060,391
4.25%, 11/15/2040	1,500,000	2,077,969
4.38%, 2/15/2038	650,000	896,797
4.38%, 11/15/2039	1,250,000	1,745,508
4.38%, 5/15/2040	575,000	806,348
4.38%, 5/15/2041	300,000	423,938
4.50%, 2/15/2036 (b)	1,500,000	2,063,906
4.50%, 5/15/2038	200,000	279,969
4.50%, 8/15/2039	650,000	919,750
4.63%, 2/15/2040	400,000	575,625
4.75%, 2/15/2037	350,000	497,219
4.75%, 2/15/2041	650,000	958,141
5.00%, 5/15/2037	300,000	437,438
5.25%, 11/15/2028	450,000	563,063
6.50%, 11/15/2026 (b)	1,500,000	1,870,547
Treasury Notes:
0.13%, 2/28/2023	7,750,000	7,718,818
0.13%, 3/31/2023	5,000,000	4,976,367
0.13%, 5/15/2023	2,000,000	1,988,594
0.13%, 5/31/2023	5,000,000	4,969,141
0.13%, 6/30/2023	7,500,000	7,449,609
0.13%, 7/15/2023	4,500,000	4,467,480
0.13%, 7/31/2023	5,000,000	4,960,937
0.13%, 8/15/2023	6,500,000	6,446,934
0.13%, 9/15/2023	5,000,000	4,954,297
0.13%, 10/15/2023	3,000,000	2,970,117
0.13%, 12/15/2023	6,000,000	5,932,031
0.13%, 1/15/2024	4,000,000	3,949,688
0.13%, 2/15/2024 (b)	7,500,000	7,403,320
0.25%, 4/15/2023	1,500,000	1,494,961
0.25%, 6/15/2023	3,000,000	2,986,055
0.25%, 11/15/2023 (b)	3,500,000	3,471,289
0.25%, 3/15/2024	14,500,000	14,327,812
0.25%, 5/15/2024	2,500,000	2,466,406
0.25%, 6/15/2024	10,000,000	9,854,687
0.25%, 5/31/2025	7,500,000	7,297,852
0.25%, 6/30/2025	3,000,000	2,915,859
0.25%, 8/31/2025	5,000,000	4,845,312
0.25%, 9/30/2025	5,000,000	4,843,750
0.25%, 10/31/2025 (b)	7,750,000	7,493,887
0.38%, 10/31/2023	2,500,000	2,485,742
0.38%, 4/15/2024	5,000,000	4,950,391
0.38%, 7/15/2024	5,000,000	4,938,672
0.38%, 4/30/2025	4,000,000	3,912,813
0.38%, 11/30/2025	3,000,000	2,910,937
0.38%, 12/31/2025	6,000,000	5,818,125
0.38%, 1/31/2026	7,000,000	6,776,328

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
0.38%, 7/31/2027	$ 2,000,000	$ 1,900,938
0.38%, 9/30/2027	6,000,000	5,683,594
0.50%, 11/30/2023 (b)	5,000,000	4,981,445
0.50%, 3/31/2025 (b)	2,150,000	2,115,063
0.50%, 2/28/2026	6,000,000	5,832,187
0.50%, 6/30/2027	4,500,000	4,308,750
0.50%, 8/31/2027	4,000,000	3,819,688
0.50%, 10/31/2027	2,250,000	2,143,125
0.63%, 10/15/2024 (b)	4,250,000	4,217,129
0.63%, 7/31/2026	1,500,000	1,459,453
0.63%, 11/30/2027	4,550,000	4,361,602
0.63%, 12/31/2027	6,000,000	5,745,000
0.63%, 5/15/2030	3,900,000	3,651,375
0.63%, 8/15/2030	4,750,000	4,436,055
0.75%, 12/31/2023	10,000,000	10,003,516
0.75%, 11/15/2024	8,000,000	7,957,500
0.75%, 3/31/2026	5,000,000	4,907,422
0.75%, 4/30/2026	3,500,000	3,432,461
0.75%, 8/31/2026	5,000,000	4,891,016
0.75%, 1/31/2028	6,500,000	6,264,375
0.88%, 6/30/2026	3,000,000	2,954,062
0.88%, 11/15/2030 (b)	8,000,000	7,616,250
1.00%, 12/15/2024	14,000,000	14,018,594
1.00%, 7/31/2028	10,000,000	9,743,750
1.13%, 2/28/2025	2,000,000	2,007,813
1.13%, 10/31/2026	4,500,000	4,473,633
1.13%, 2/28/2027	1,250,000	1,241,113
1.13%, 2/29/2028 (b)	4,500,000	4,438,125
1.13%, 8/31/2028	5,000,000	4,907,812
1.13%, 2/15/2031 (b)	5,500,000	5,345,312
1.25%, 7/31/2023 (b)	250,000	252,510
1.25%, 11/30/2026 (b)	6,500,000	6,501,523
1.25%, 12/31/2026	7,500,000	7,497,070
1.25%, 3/31/2028 (b)	11,000,000	10,910,625
1.25%, 4/30/2028	4,000,000	3,966,875
1.25%, 5/31/2028	13,000,000	12,882,187
1.25%, 6/30/2028	3,000,000	2,971,875
1.25%, 9/30/2028	4,000,000	3,956,250
1.25%, 8/15/2031 (b)	3,500,000	3,427,266
1.38%, 2/15/2023	2,000,000	2,020,859
1.38%, 8/31/2023	2,250,000	2,276,631
1.38%, 9/30/2023	550,000	556,639
1.38%, 1/31/2025	2,000,000	2,023,281
1.38%, 8/31/2026 (b)	3,000,000	3,019,687
1.38%, 10/31/2028	5,500,000	5,481,953
1.38%, 12/31/2028	7,500,000	7,473,047
1.38%, 11/15/2031 (b)	3,500,000	3,461,172
1.50%, 1/15/2023	10,000,000	10,108,984
1.50%, 3/31/2023 (b)	1,000,000	1,012,148
1.50%, 9/30/2024	5,000,000	5,080,078
1.50%, 10/31/2024	1,500,000	1,523,789
1.50%, 11/30/2024 (b)	1,500,000	1,524,023
1.50%, 8/15/2026	1,650,000	1,669,723
1.50%, 1/31/2027	2,000,000	2,023,438
1.50%, 11/30/2028	5,000,000	5,024,219
Security Description	Principal Amount	Value
1.50%, 2/15/2030	$ 5,850,000	$ 5,887,477
1.63%, 4/30/2023	2,500,000	2,535,840
1.63%, 5/31/2023 (b)	1,250,000	1,268,848
1.63%, 2/15/2026	1,925,000	1,959,139
1.63%, 5/15/2026 (b)	2,750,000	2,797,910
1.63%, 9/30/2026	1,250,000	1,272,070
1.63%, 10/31/2026	1,250,000	1,272,070
1.63%, 8/15/2029 (b)	2,250,000	2,284,453
1.63%, 5/15/2031	8,750,000	8,873,047
1.75%, 1/31/2023	2,925,000	2,965,904
1.75%, 5/15/2023	250,000	254,102
1.75%, 6/30/2024 (b)	1,500,000	1,532,930
1.75%, 12/31/2024 (b)	1,250,000	1,278,906
1.75%, 11/15/2029	3,000,000	3,078,750
1.88%, 8/31/2024	850,000	871,781
1.88%, 6/30/2026 (b)	1,250,000	1,285,645
1.88%, 7/31/2026	1,000,000	1,028,984
2.00%, 2/15/2023	500,000	508,555
2.00%, 5/31/2024	1,750,000	1,798,262
2.00%, 6/30/2024	350,000	359,789
2.00%, 2/15/2025	2,375,000	2,446,992
2.00%, 8/15/2025 (b)	1,500,000	1,547,578
2.00%, 11/15/2026 (b)	2,250,000	2,329,102
2.13%, 11/30/2023	1,000,000	1,026,797
2.13%, 3/31/2024	5,975,000	6,149,582
2.13%, 7/31/2024	2,500,000	2,579,687
2.13%, 9/30/2024	1,500,000	1,549,219
2.13%, 11/30/2024	1,250,000	1,291,992
2.13%, 5/15/2025 (b)	2,350,000	2,433,719
2.13%, 5/31/2026	2,500,000	2,598,047
2.25%, 12/31/2023	1,750,000	1,802,568
2.25%, 1/31/2024	1,000,000	1,030,703
2.25%, 4/30/2024	1,000,000	1,032,813
2.25%, 10/31/2024	1,250,000	1,295,703
2.25%, 11/15/2024 (b)	3,000,000	3,110,859
2.25%, 12/31/2024	1,250,000	1,297,363
2.25%, 11/15/2025 (b)	5,475,000	5,705,549
2.25%, 3/31/2026	3,000,000	3,130,312
2.25%, 2/15/2027	3,000,000	3,144,844
2.25%, 8/15/2027 (b)	2,000,000	2,099,219
2.25%, 11/15/2027	4,750,000	4,990,098
2.38%, 1/31/2023	1,500,000	1,530,996
2.38%, 2/29/2024	5,000,000	5,170,312
2.38%, 8/15/2024	1,950,000	2,025,105
2.38%, 5/15/2027 (b)	2,900,000	3,062,672
2.38%, 5/15/2029	4,350,000	4,640,227
2.50%, 3/31/2023	1,250,000	1,280,664
2.50%, 8/15/2023	2,500,000	2,574,707
2.50%, 1/31/2024	2,000,000	2,071,719
2.50%, 5/15/2024	5,000,000	5,194,531
2.50%, 1/31/2025	1,000,000	1,045,781
2.50%, 2/28/2026	2,500,000	2,633,008
2.63%, 2/28/2023	4,000,000	4,098,750
2.63%, 6/30/2023	1,600,000	1,648,438
2.63%, 12/31/2023	3,000,000	3,111,914

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
2.63%, 3/31/2025	$ 1,000,000	$ 1,051,250
2.63%, 12/31/2025	3,250,000	3,437,891
2.63%, 1/31/2026	2,250,000	2,380,078
2.63%, 2/15/2029	4,450,000	4,814,344
2.75%, 4/30/2023	3,250,000	3,344,834
2.75%, 5/31/2023	1,500,000	1,546,172
2.75%, 7/31/2023	1,000,000	1,033,516
2.75%, 8/31/2023	3,750,000	3,879,053
2.75%, 11/15/2023 (b)	1,500,000	1,556,719
2.75%, 2/15/2024	7,100,000	7,395,094
2.75%, 2/28/2025	1,000,000	1,054,141
2.75%, 6/30/2025	2,750,000	2,907,695
2.75%, 8/31/2025	2,500,000	2,645,703
2.75%, 2/15/2028	2,750,000	2,974,082
2.88%, 9/30/2023 (b)	2,000,000	2,076,406
2.88%, 10/31/2023	2,000,000	2,078,828
2.88%, 11/30/2023 (b)	3,000,000	3,122,930
2.88%, 4/30/2025	1,250,000	1,324,707
2.88%, 5/31/2025	3,900,000	4,136,742
2.88%, 7/31/2025 (b)	4,000,000	4,252,500
2.88%, 11/30/2025	1,500,000	1,599,375
2.88%, 5/15/2028	4,000,000	4,360,938
2.88%, 8/15/2028	7,750,000	8,469,297
3.00%, 9/30/2025	2,500,000	2,672,070
3.00%, 10/31/2025	2,750,000	2,942,070
3.13%, 11/15/2028	5,500,000	6,117,891
TOTAL U.S. TREASURY OBLIGATIONS (Cost $810,823,397)		814,068,730
MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.2%
Bay Area Toll Authority:
6.91%, 10/1/2050	25,000	44,089
Series F-3, 3.13%, 4/1/2055	500,000	501,319
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	51,513
California, State General Obligation:
3.50%, 4/1/2028	250,000	276,485
7.30%, 10/1/2039	125,000	196,102
7.50%, 4/1/2034	100,000	153,031
7.55%, 4/1/2039	100,000	166,886
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	115,084
Los Angeles Community College District:
1.61%, 8/1/2028	50,000	49,790
1.81%, 8/1/2030	50,000	49,624
2.11%, 8/1/2032	50,000	48,994
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	141,209
Security Description	Principal Amount	Value
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	$ 25,000	$ 32,541
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	77,369
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	288,750
State of California 7.60%, 11/1/2040	250,000	430,953
University of California Series BG, 0.88%, 5/15/2025	15,000	14,834
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	318,981
		2,957,554
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	137,090
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	50,000	49,756
Series A, 1.71%, 7/1/2027	50,000	49,875
Series A, 2.15%, 7/1/2030	50,000	49,882
		286,603
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	160,000	247,514
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	68,478
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	65,796
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	298,264
State of Illinois:
5.10%, 6/1/2033	50,000	57,794
6.63%, 2/1/2035	200,000	244,351
7.35%, 7/1/2035	100,000	125,880
		860,563
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	15,000	14,777
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	20,000	20,930
Series C, 2.95%, 5/15/2043	100,000	101,647
		137,354

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
MICHIGAN — 0.0% (a)
Michigan Strategic Fund 3.23%, 9/1/2047	$ 750,000	$ 755,019
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue:
3.23%, 5/15/2050	300,000	333,131
3.65%, 8/15/2057	100,000	122,478
		455,609
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	221,735
4.13%, 6/15/2042	160,000	179,163
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	156,892
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	41,573
		599,363
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	36,100
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	103,267
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	109,882
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	190,000	251,840
5.65%, 11/1/2040	100,000	140,002
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	1,000,000	991,876
4.03%, 9/1/2048	125,000	152,214
Series 192, 4.81%, 10/15/2065	25,000	34,300
Series AAA, 1.09%, 7/1/2023	150,000	150,799
		1,970,280
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	248,013
OREGON — 0.0% (a)
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	750,000	731,646
Security Description	Principal Amount	Value
PENNSYLVANIA — 0.1%
Commonwealth Financing Authority:
Series A, 2.99%, 6/1/2042	$ 750,000	$ 767,977
Series A, 4.14%, 6/1/2038	125,000	146,548
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	113,505
		1,028,030
TEXAS — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue 2.91%, 2/1/2048	75,000	75,451
Dallas Area Rapid Transit:
5.02%, 12/1/2048	100,000	140,027
Series A, 2.61%, 12/1/2048	500,000	490,256
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	261,046
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	65,766
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	172,328
State of Texas 3.21%, 4/1/2044	50,000	52,208
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	146,653
2.56%, 4/1/2042	40,000	39,664
		1,443,399
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	69,490
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	141,960
		211,450
TOTAL MUNICIPAL BONDS & NOTES (Cost $11,301,629)		11,932,397
MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	106,398
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	97,473
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (c)	50,000	54,091

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	$ 143,329	$ 161,927
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	114,204
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	109,709
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	107,234
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	53,165
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	212,205
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	91,576
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	493,996
BANK 2021-BNK31 Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	232,394
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	311,557
BANK 2021-BNK37 Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	508,552
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	164,203
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	246,836
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	251,749
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	143,320
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	111,158
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	112,827
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	127,036
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	213,519
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	781,827
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	77,813
Security Description	Principal Amount	Value
Series 2021-B24, Class A5, 2.58%, 3/15/2054	$ 425,000	$ 439,321
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	516,541
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054 (c)	300,000	300,807
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	323,340
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	210,230
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	325,482
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	76,683
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	642,847
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	268,999
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	104,846
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	159,231
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	779,351
COMM Mortgage Trust:
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	416,968
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	105,354
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	419,462
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	105,218
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	53,055
Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	232,486	241,999

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	$ 100,000	$ 112,375
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	156,196
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	268,764
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	57,020
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	211,378
GS Mortgage Securities Trust:
Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	153,498
Series 2013-GC13, Class A5, 4.03%, 7/10/2046 (c)	80,000	83,015
Series 2013-GC16, Class A3, 4.24%, 11/10/2046	86,987	90,799
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	208,000
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	269,017
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	158,796
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	490,637
Series 2021-GSA3, Class A5, 2.62%, 12/15/2054	166,667	170,914
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	62,905
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	51,876
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	105,699
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	213,268
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	106,955
Series 2016-C1, Class B, 4.73%, 3/15/2049 (c)	300,000	324,056
Security Description	Principal Amount	Value
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	$ 500,000	$ 537,435
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	1,002,150
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	209,032
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	453,882
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	230,363
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	167,901
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	214,975
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	364,136
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	441,620
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	109,526
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	177,602
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	132,756	136,713
Series 2015-C31, Class A3, 3.43%, 11/15/2048	83,785	86,815
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	986,742	1,040,806
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	316,506
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	272,039
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	171,608
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	210,216
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	106,304
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	361,841

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust:
Series 2013-C17, Class AS, 4.26%, 12/15/2046	$ 210,000	$ 219,466
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	114,067
Series 2014-C24, Class A4, 3.34%, 11/15/2047	425,000	442,011
Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	105,026
TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,085,941)		21,161,711
	Shares
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	114,486,457	114,497,906
State Street Navigator Securities Lending Portfolio II (h) (i)	91,540,533	91,540,533
TOTAL SHORT-TERM INVESTMENTS (Cost $206,044,208)		206,038,439
TOTAL INVESTMENTS — 108.9% (Cost $2,269,658,537)		2,286,095,510
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(186,659,777)
NET ASSETS — 100.0%		$ 2,099,435,733

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 535,812,859	$—	$ 535,812,859
Asset-Backed Securities	—	5,259,490	—	5,259,490
Foreign Government Obligations	—	72,280,855	—	72,280,855
U.S. Government Agency Obligations	—	619,541,029	—	619,541,029
U.S. Treasury Obligations	—	814,068,730	—	814,068,730
Municipal Bonds & Notes	—	11,932,397	—	11,932,397
Mortgage-Backed Securities	—	21,161,711	—	21,161,711
Short-Term Investments	206,038,439	—	—	206,038,439
TOTAL INVESTMENTS	$206,038,439	$2,080,057,071	$—	$2,286,095,510
See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	48,860,303	$ 48,870,075	$ 760,689,568	$ 695,050,078	$(5,768)	$(5,891)	114,486,457	$ 114,497,906	$ 72,497
State Street Navigator Securities Lending Portfolio II	60,700,873	60,700,873	859,843,134	829,003,474	—	—	91,540,533	91,540,533	163,297
Total		$109,570,948	$1,620,532,702	$1,524,053,552	$(5,768)	$(5,891)		$206,038,439	$235,794
See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
COMMON STOCKS — 96.1%
ARGENTINA — 0.0% (a)
IRSA Propiedades Comerciales SA ADR (b)	55	$ 124
AUSTRALIA — 5.0%
29Metals, Ltd. (b)	35,626	79,519
Abacus Property Group REIT	62,204	171,404
Accent Group, Ltd.	61,268	109,135
Adelaide Brighton, Ltd.	35,372	72,523
Afterpay, Ltd. (b)	31,473	1,899,472
AGL Energy, Ltd.	86,970	388,242
Alkane Resources, Ltd. (b)	52,614	35,002
Allkem, Ltd. (b)	80,834	611,212
ALS, Ltd.	69,735	663,167
Altium, Ltd.	16,308	535,806
Alumina, Ltd.	373,383	506,288
AMP, Ltd. (b)	550,600	404,317
Ampol, Ltd.	35,119	757,317
Ansell, Ltd.	18,077	414,132
APA Group Stapled Security	167,357	1,224,070
Appen, Ltd.	12,910	104,750
ARB Corp., Ltd.	11,323	432,283
Arena REIT	42,763	153,278
Aristocrat Leisure, Ltd.	86,107	2,727,661
ASX, Ltd.	27,875	1,882,760
Atlas Arteria, Ltd. Stapled Security	138,730	697,977
AUB Group, Ltd.	9,393	175,920
Aurizon Holdings, Ltd.	265,759	674,338
AusNet Services, Ltd.	288,646	539,340
Aussie Broadband, Ltd. (b)	12,831	44,312
Austal, Ltd.	34,296	48,623
Australia & New Zealand Banking Group, Ltd.	411,824	8,236,953
Australian Agricultural Co., Ltd. (b)	66,789	71,867
Australian Ethical Investment, Ltd.	10,308	103,348
Australian Pharmaceutical Industries, Ltd.	85,600	107,667
Australian Strategic Materials, Ltd. (b)	12,000	93,004
Aventus Group REIT	56,902	148,934
AVZ Minerals, Ltd. (b)(c)	325,800	183,577
Bank of Queensland, Ltd. (c)	92,710	545,305
Bapcor, Ltd.	41,995	214,033
Beach Energy, Ltd.	211,449	193,705
Bega Cheese, Ltd.	33,033	136,174
Bellevue Gold, Ltd. (b)	77,436	47,573
Bendigo & Adelaide Bank, Ltd.	73,855	488,636
Betmakers Technology Group, Ltd. (b)	71,137	41,376
BHP Group PLC	305,529	9,102,054
BHP Group, Ltd. (c)	426,778	12,876,993
Blackmores, Ltd. (c)	2,380	157,949
Security Description	Shares	Value
BlueScope Steel, Ltd.	72,880	$ 1,107,437
Boral, Ltd. (b)	49,056	217,564
BrainChip Holdings, Ltd. (b)(c)	161,401	79,796
Brambles, Ltd.	208,565	1,611,904
Bravura Solutions, Ltd.	28,443	51,078
Breville Group, Ltd.	13,143	302,913
Brickworks, Ltd.	10,320	181,276
BWP Trust REIT	60,822	183,516
BWX, Ltd.	22,386	70,799
Capricorn Metals, Ltd. (b)	37,286	92,170
carsales.com, Ltd.	39,019	711,772
Centuria Capital Group	74,345	189,184
Centuria Industrial REIT	93,741	285,567
Centuria Office REIT	87,202	148,357
Cettire, Ltd. (b)	17,989	46,561
Chalice Mining, Ltd. (b)	45,916	320,479
Challenger, Ltd.	76,866	364,932
Champion Iron, Ltd. (b)	51,740	204,640
Charter Hall Group REIT	71,135	1,064,371
Charter Hall Long Wale REIT	95,395	350,253
Charter Hall Retail REIT	70,371	217,955
Charter Hall Social Infrastructure REIT	33,520	100,651
CIMIC Group, Ltd. (c)	10,985	134,974
City Chic Collective, Ltd. (b)	24,622	98,458
Cleanaway Waste Management, Ltd.	297,705	677,477
Clinuvel Pharmaceuticals, Ltd. (c)	6,455	127,699
Cochlear, Ltd.	9,515	1,495,093
Codan, Ltd.	10,768	73,043
Coles Group, Ltd.	190,872	2,489,597
Collins Foods, Ltd.	13,982	135,914
Commonwealth Bank of Australia	256,638	18,845,458
Computershare, Ltd.	76,906	1,118,290
Coronado Global Resources, Inc. CDI (b)(d)	78,147	70,453
Corporate Travel Management, Ltd. (b)	13,778	220,481
Costa Group Holdings, Ltd.	57,156	125,913
Credit Corp. Group, Ltd.	8,972	218,393
Cromwell Property Group REIT	181,739	114,956
Crown Resorts, Ltd. (b)(c)	53,460	464,862
CSL, Ltd.	69,176	14,621,593
CSR, Ltd.	70,162	299,946
Data#3, Ltd.	12,944	55,336
De Grey Mining, Ltd. (b)(c)	195,324	172,543
Deterra Royalties, Ltd.	72,884	227,858
Dexus REIT	155,589	1,257,906
Dexus Industria REIT (c)	27,326	69,734
Dicker Data, Ltd. (c)	13,173	142,129
Domain Holdings Australia, Ltd.	51,929	213,316

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Domino's Pizza Enterprises, Ltd.	8,762	$ 751,900
Downer EDI, Ltd.	102,742	445,204
Dubber Corp., Ltd. (b)	30,000	59,545
Eagers Automotive, Ltd.	22,732	222,127
Elders, Ltd.	26,825	239,108
Emeco Holdings, Ltd.	91,638	58,630
EML Payments, Ltd. (b)	43,295	101,673
Endeavour Group, Ltd.	197,446	967,548
EVENT Hospitality and Entertainment, Ltd. (b)	11,828	127,101
Evolution Mining, Ltd.	253,067	747,009
Flight Centre Travel Group, Ltd. (b)(c)	23,087	295,759
Fortescue Metals Group, Ltd.	244,969	3,421,392
G8 Education, Ltd. (b)	123,292	99,500
GDI Property Group REIT	67,675	54,369
Genworth Mortgage Insurance Australia, Ltd.	52,077	87,841
Glencore PLC (b)	1,444,527	7,336,046
Gold Road Resources, Ltd.	127,332	145,346
Goodman Group REIT	240,521	4,634,077
GPT Group REIT	277,104	1,091,959
GrainCorp, Ltd. Class A	34,811	209,055
Growthpoint Properties Australia, Ltd. REIT	38,972	123,539
GUD Holdings, Ltd.	24,742	204,531
GWA Group, Ltd.	32,768	65,516
Hansen Technologies, Ltd.	29,249	113,770
Harvey Norman Holdings, Ltd.	71,585	257,107
Healius, Ltd.	80,610	309,448
Home Consortium, Ltd. REIT	25,136	145,287
HomeCo Daily Needs REIT (c)	63,958	74,169
HUB24, Ltd.	6,901	141,992
IDP Education, Ltd. (b)	30,363	764,913
IGO, Ltd.	93,784	782,090
Iluka Resources, Ltd.	56,169	412,461
Imdex, Ltd.	53,000	113,674
Imugene, Ltd. (b)	646,853	188,118
Incitec Pivot, Ltd.	280,959	661,839
Ingenia Communities Group REIT	49,167	222,346
Inghams Group, Ltd. (c)	49,503	125,969
Insignia Financial, Ltd.	96,661	254,404
Insurance Australia Group, Ltd.	356,597	1,104,464
Integral Diagnostics, Ltd.	37,623	135,128
InvoCare, Ltd.	18,187	155,501
ioneer, Ltd. (b)(c)	192,776	112,126
IPH, Ltd.	26,936	171,946
IRESS, Ltd.	27,996	254,431
Irongate Group REIT	126,513	159,128
JB Hi-Fi, Ltd.	16,619	583,843
Johns Lyng Group, Ltd. (c)	32,604	216,424
Jumbo Interactive, Ltd.	6,701	93,737
Security Description	Shares	Value
Karoon Energy, Ltd. (b)	70,000	$ 85,501
Kelsian Group, Ltd.	17,921	96,157
Kogan.com, Ltd. (b)(c)	10,762	69,012
LendLease Corp., Ltd. Stapled Security	106,686	829,181
Lifestyle Communities, Ltd.	11,878	179,454
Link Administration Holdings, Ltd.	65,766	266,331
Liontown Resources, Ltd. (b)	265,944	320,969
Lovisa Holdings, Ltd.	8,077	117,976
Lynas Rare Earths, Ltd. (b)	127,163	940,256
MA Financial Group, Ltd.	8,793	57,217
Maas Group Holdings, Ltd.	10,150	39,112
Macquarie Group, Ltd.	50,686	7,569,249
Magellan Financial Group, Ltd. (c)	22,170	342,361
Mayne Pharma Group, Ltd. (b)	178,522	38,289
McMillan Shakespeare, Ltd.	6,570	57,703
Medibank Pvt, Ltd.	398,389	970,323
Megaport, Ltd. (b)	20,407	275,373
Mesoblast, Ltd. (b)(c)	73,703	75,556
Metcash, Ltd.	150,901	493,707
Mineral Resources, Ltd.	23,190	944,176
Mirvac Group REIT	574,672	1,215,843
Monadelphous Group, Ltd. (c)	8,112	56,914
Nanosonics, Ltd. (b)	34,472	158,147
National Australia Bank, Ltd.	476,367	9,988,523
National Storage REIT	153,354	296,579
nearmap, Ltd. (b)(c)	42,091	47,281
Netwealth Group, Ltd.	13,597	174,878
New Hope Corp., Ltd. (c)	83,313	135,077
Newcrest Mining, Ltd.	118,139	2,102,660
NEXTDC, Ltd. (b)	66,060	614,290
nib holdings, Ltd.	61,904	315,501
Nick Scali, Ltd. (c)	7,545	84,204
Nine Entertainment Co. Holdings, Ltd.	253,061	535,405
Northern Star Resources, Ltd.	159,998	1,094,633
Novonix, Ltd. (b)	35,826	239,375
NRW Holdings, Ltd.	47,497	60,950
Nufarm, Ltd.	39,475	139,196
Nuix, Ltd. (b)	24,035	38,444
Objective Corp., Ltd.	2,964	42,884
OceanaGold Corp. (b)(c)	95,200	165,808
Omni Bridgeway, Ltd. (b)	33,098	88,555
oOh!media, Ltd. (b)	54,746	67,267
Orica, Ltd.	58,950	586,748
Origin Energy, Ltd.	254,774	970,623
Orora, Ltd.	139,332	354,555
OZ Minerals, Ltd.	57,195	1,173,490
Pact Group Holdings, Ltd.	44,824	82,451
Paladin Energy, Ltd. (b)	276,815	177,107
Pendal Group, Ltd.	46,433	188,038
Perenti Global, Ltd.	51,384	34,557

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Perpetual, Ltd.	7,306	$ 191,066
Perseus Mining, Ltd. (b)	156,849	184,740
PEXA Group, Ltd. (b)	13,165	190,475
Pilbara Minerals, Ltd. (b)	499,501	1,162,119
Pinnacle Investment Management Group, Ltd.	13,754	156,098
Platinum Asset Management, Ltd.	48,574	95,352
PointsBet Holdings, Ltd. (b)(c)	23,912	122,566
PolyNovo, Ltd. (b)(c)	74,443	82,539
Premier Investments, Ltd.	11,030	243,147
Pro Medicus, Ltd.	6,177	280,417
Qantas Airways, Ltd. (b)	138,100	503,032
QBE Insurance Group, Ltd.	213,395	1,760,940
Qube Holdings, Ltd.	250,151	576,535
Ramelius Resources, Ltd.	102,763	117,301
Ramsay Health Care, Ltd.	26,488	1,376,954
REA Group, Ltd.	8,014	976,768
Redbubble, Ltd. (b)(c)	20,611	49,002
Reece, Ltd.	42,051	826,393
Regis Resources, Ltd.	95,189	134,954
Rio Tinto PLC	162,464	10,764,816
Rio Tinto, Ltd.	53,700	3,908,554
Rural Funds Group REIT	75,316	173,584
Sandfire Resources, Ltd.	81,203	388,474
Santos, Ltd.	465,448	2,135,329
Sayona Mining, Ltd. (b)	692,726	65,474
Scentre Group REIT	750,831	1,725,018
SEEK, Ltd.	48,590	1,158,031
Select Harvests, Ltd.	16,007	72,271
Seven Group Holdings, Ltd.	24,216	380,295
SG Fleet Group, Ltd.	15,018	27,297
Shopping Centres Australasia Property Group REIT	149,905	323,696
Sigma Healthcare, Ltd.	183,261	63,955
Silver Lake Resources, Ltd. (b)	111,938	144,458
SmartGroup Corp., Ltd.	16,016	90,244
SolGold PLC (b)	80,170	31,490
Sonic Healthcare, Ltd.	65,213	2,210,874
South32, Ltd. (e)	10,757	31,617
South32, Ltd. (e)	656,845	1,915,013
Southern Cross Media Group, Ltd.	24,760	34,923
St Barbara, Ltd.	100,779	107,343
Star Entertainment Group, Ltd. (b)	118,310	316,544
Steadfast Group, Ltd.	129,613	494,735
Stockland REIT	345,324	1,064,528
Suncorp Group, Ltd.	185,807	1,495,457
Super Retail Group, Ltd.	19,956	180,782
Sydney Airport Stapled Security (b)	195,012	1,230,681
Tabcorp Holdings, Ltd.	321,375	1,172,952
Tassal Group, Ltd.	27,407	69,543
Technology One, Ltd.	42,590	396,662
Security Description	Shares	Value
Telix Pharmaceuticals, Ltd. (b)	22,367	$ 126,030
Telstra Corp., Ltd.	599,742	1,822,658
Temple & Webster Group, Ltd. (b)	8,580	67,122
Transurban Group Stapled Security	441,167	4,432,772
Treasury Wine Estates, Ltd.	109,648	986,929
Tyro Payments, Ltd. (b)	40,390	83,985
United Malt Grp, Ltd.	28,650	90,819
Uniti Group, Ltd. (b)	79,238	256,365
Vicinity Centres REIT	570,141	700,541
Viva Energy Group, Ltd. (b)(d)	108,274	184,993
Vulcan Energy Resources, Ltd. (b)	11,701	88,475
Washington H Soul Pattinson & Co., Ltd.	31,321	674,277
Waypoint REIT	92,978	191,307
Webjet, Ltd. (b)(c)	47,806	179,696
Wesfarmers, Ltd. (b)	164,019	7,071,527
West African Resources, Ltd. (b)	174,419	167,391
Western Areas, Ltd. (b)	34,077	84,981
Westgold Resources, Ltd.	43,149	63,998
Westpac Banking Corp.	530,692	8,237,677
Whitehaven Coal, Ltd. (b)	130,725	248,064
WiseTech Global, Ltd.	21,318	907,946
Woodside Petroleum, Ltd.	139,390	2,222,463
Woolworths Group, Ltd.	183,377	5,067,655
Worley, Ltd.	42,656	329,669
Zip Co., Ltd. (b)(c)	54,762	172,398
		239,182,345
AUSTRIA — 0.3%
Agrana Beteiligungs AG	2,874	56,215
ams AG (b)	39,577	720,826
ANDRITZ AG	9,803	505,895
AT&S Austria Technologie & Systemtechnik AG	4,273	210,406
BAWAG Group AG (b)(d)	10,168	626,717
CA Immobilien Anlagen AG	8,392	314,932
DO & Co. AG (b)	1,342	113,086
Erste Group Bank AG	49,612	2,332,915
EVN AG	5,757	174,146
FACC AG (b)(c)	6,220	49,867
IMMOFINANZ AG (b)(c)	12,435	318,740
Lenzing AG (b)(c)	1,915	265,684
Mondi PLC (e)	54,897	1,357,727
Mondi PLC (e)	15,186	375,987
Oesterreichische Post AG	5,472	235,220
OMV AG	21,250	1,207,066
Palfinger AG	2,748	107,501
Porr AG (b)	3,398	53,094
Raiffeisen Bank International AG	21,548	634,173
S IMMO AG	4,849	119,936

See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
S&T AG	8,066	$ 134,471
Schoeller-Bleckmann Oilfield Equipment AG (b)	1,349	47,480
Semperit AG Holding	1,065	35,486
Telekom Austria AG (b)	20,116	174,314
UNIQA Insurance Group AG	23,821	218,610
Verbund AG	9,825	1,105,009
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,648	159,930
Voestalpine AG	16,569	602,952
Wienerberger AG	16,518	607,483
Zumtobel Group AG	2,928	25,639
		12,891,507
BELGIUM — 0.6%
Ackermans & van Haaren NV	3,010	577,455
Aedifica SA REIT	4,945	646,135
Ageas SA/NV	25,707	1,331,608
AGFA-Gevaert NV (b)	20,285	87,428
Anheuser-Busch InBev SA/NV (b)	107,822	6,519,448
Barco NV	8,634	188,124
Befimmo SA REIT	6,132	235,349
Bekaert SA	4,561	203,010
bpost SA (b)	27,427	239,227
Cie d'Entreprises CFE	975	136,157
Cofinimmo SA REIT	4,483	716,278
D'ieteren Group	3,660	714,225
Econocom Group SA	27,987	116,009
Elia Group SA	4,133	543,795
Etablissements Franz Colruyt NV	7,358	311,774
Euronav NV	23,225	206,009
Fagron	7,907	133,079
Galapagos NV (b)	5,886	329,457
Gimv NV	4,562	276,515
Groupe Bruxelles Lambert SA	16,276	1,816,850
Immobel SA	500	41,451
Intervest Offices & Warehouses NV REIT	5,766	184,910
Ion Beam Applications	4,121	71,421
KBC Ancora	4,469	213,653
KBC Group NV	34,364	2,948,881
Kinepolis Group NV (b)	1,756	109,431
Melexis NV	3,801	452,998
Mithra Pharmaceuticals SA (b)(c)	8,258	187,632
Montea NV REIT	1,625	244,299
Ontex Group NV (b)(c)	20,660	164,227
Orange Belgium SA	3,420	77,396
Proximus SADP	19,524	380,554
Recticel SA	8,030	159,988
Retail Estates NV REIT	1,506	122,281
Shurgard Self Storage SA	1,500	98,083
Sofina SA	2,324	1,141,712
Security Description	Shares	Value
Solvay SA (c)	10,822	$ 1,257,752
Telenet Group Holding NV	9,284	338,482
Tessenderlo Group SA (b)	2,269	86,053
UCB SA	17,331	1,977,779
Umicore SA	28,221	1,147,322
Van de Velde NV	621	24,223
VGP NV	925	269,289
Warehouses De Pauw CVA REIT	18,087	867,581
X-Fab Silicon Foundries SE (b)(d)	6,093	63,331
Xior Student Housing NV REIT	2,755	153,673
		28,112,334
BRAZIL — 1.3%
3R Petroleum Oleo e Gas S.A. (b)	20,440	123,117
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (b)	72,400	85,138
AES Brasil Energia SA	33,800	67,175
Aliansce Sonae Shopping Centers SA	20,000	77,774
Alpargatas SA Preference Shares	24,400	162,170
Alupar Investimento SA	19,900	86,102
Ambev SA	679,667	1,881,592
Ambipar Participacoes e Empreendimentos S/A	11,000	83,300
Americanas SA (b)	71,368	404,632
Anima Holding SA (b)	73,989	111,581
Arezzo Industria e Comercio SA	11,000	151,610
Armac Locacao Logistica E Servicos SA	35,900	168,801
Atacadao SA	79,800	218,483
Azul SA Preference Shares (b)	39,000	170,564
B3 SA - Brasil Bolsa Balcao	881,703	1,763,406
Banco ABC Brasil SA Preference Shares	16,392	46,704
Banco Bradesco SA Preference Shares	694,102	2,393,842
Banco Bradesco SA	225,400	655,157
Banco BTG Pactual SA	183,208	690,730
Banco do Brasil SA	124,000	642,262
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	21,600	37,422
Banco Inter SA Preference Shares (d)	1	2
Banco Inter SA	45,585	233,818
Banco Pan SA Preference Shares	45,500	87,242
Banco Santander Brasil SA	66,000	355,239

See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
BB Seguridade Participacoes SA	110,400	$ 411,275
Blau Farmaceutica SA (b)	18,200	118,937
Boa Vista Servicos SA	62,800	67,648
BR Malls Participacoes SA (b)	145,082	216,451
BR Properties SA	23,500	30,841
Bradespar SA Preference Shares	34,336	154,050
Braskem SA Class A, Preference Shares	30,800	318,672
BRF SA (b)	102,900	416,034
C&A Modas Ltda (b)	18,000	19,874
Camil Alimentos SA	18,200	37,184
CCR SA	164,600	342,498
Centrais Eletricas Brasileiras SA	45,400	272,318
Centrais Eletricas Brasileiras SA Class B, Preference Shares	33,200	196,756
Cia Brasileira de Aluminio (b)	56,800	139,400
Cia Brasileira de Distribuicao	18,500	72,173
Cia de Locacao das Americas	49,500	208,931
Cia de Saneamento Basico do Estado de Sao Paulo	46,600	336,156
Cia de Saneamento de Minas Gerais-COPASA	25,800	58,872
Cia de Saneamento do Parana Preference Shares	41,300	28,695
Cia de Saneamento do Parana	20,500	70,554
Cia Energetica de Minas Gerais Preference Shares	148,780	350,181
Cia Energetica de Sao Paulo Class B, Preference Shares	31,300	120,873
Cia Energetica do Ceara Class A, Preference Shares	1,500	15,644
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	4,400	38,565
Cia Paranaense de Energia Preference Shares	123,000	142,212
Cia Paranaense de Energia	8,700	49,982
Cia Siderurgica Nacional SA	95,400	428,015
Cielo SA	206,639	84,585
CM Hospitalar SA	38,500	130,430
Cogna Educacao (b)	280,063	123,690
Cosan SA	141,780	552,102
Cruzeiro do Sul Educacional SA	39,700	54,882
CVC Brasil Operadora e Agencia de Viagens SA (b)	40,715	98,096
Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,400	131,453
Security Description	Shares	Value
Dexco SA	47,080	$ 126,448
EcoRodovias Infraestrutura e Logistica SA (b)	81,929	107,670
EDP - Energias do Brasil SA	41,700	156,768
Embraer SA (b)	96,700	430,897
Enauta Participacoes SA	8,500	20,311
Energisa SA	35,700	284,382
Eneva SA (b)	91,500	232,446
Engie Brasil Energia SA	28,066	193,540
Equatorial Energia SA	125,100	507,812
Ez Tec Empreendimentos e Participacoes SA	13,200	48,463
Fleury SA	24,200	78,161
Gerdau SA Preference Shares	170,100	832,482
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,857	82,113
GPS Participacoes e Empreendimentos SA (d)	31,500	89,750
Grendene SA	42,700	66,311
Grupo De Mona Soma SA (b)	81,572	186,430
Grupo Mateus SA (b)	120,500	130,452
Grupo SBF SA (b)	10,267	41,492
Guararapes Confeccoes SA	16,300	28,825
Hapvida Participacoes e Investimentos SA (d)	154,041	287,064
Hidrovias do Brasil SA (b)	120,200	74,451
Hospital Mater Dei SA (b)	44,500	107,855
Hypera SA	52,300	265,444
Iguatemi SA (b)	38,292	124,226
Infracommerce CXAAS SA (b)	44,400	139,497
Instituto Hermes Pardini SA	9,200	31,878
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	24,100	121,019
Iochpe Maxion SA	18,100	49,881
IRB Brasil Resseguros SA (b)	111,593	80,539
Itau Unibanco Holding SA Preference Shares	699,203	2,629,857
Itausa SA Preference Shares	683,303	1,095,493
JHSF Participacoes SA	32,024	32,081
Klabin SA	98,528	453,901
Light SA	40,300	85,013
Localiza Rent a Car SA	89,666	853,195
Locaweb Servicos de Internet SA (b)(d)	60,765	143,567
LOG Commercial Properties e Participacoes SA	7,400	33,599
Lojas Americanas SA Preference Shares	120,967	127,917
Lojas Americanas SA	121,300	128,704
Lojas Quero Quero S/A	30,200	60,671
Lojas Renner SA	135,949	596,516
M Dias Branco SA	11,500	52,627
Magazine Luiza SA	460,961	597,511

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Mahle-Metal Leve SA	4,100	$ 22,671
Marcopolo SA Preference Shares	86,300	47,256
Marfrig Global Foods SA	58,600	232,191
Meliuz SA (d)	95,334	55,455
Metalurgica Gerdau SA Preference Shares	111,300	227,396
Minerva SA	36,335	69,147
Movida Participacoes SA	19,000	53,828
MPM Corporeos SA	39,700	59,301
MRV Engenharia e Participacoes SA	49,600	106,858
Multilaser Industrial SA (b)	93,200	139,716
Multiplan Empreendimentos Imobiliarios SA	36,014	121,038
Natura & Co. Holding SA (b)	123,237	562,642
Notre Dame Intermedica Participacoes SA	78,577	851,368
Odontoprev SA	34,600	78,269
Omega Energia SA (b)	88,637	201,304
Oncoclinicas do Brasil Servicos Medicos SA (b)	76,500	154,511
Pet Center Comercio e Participacoes SA	54,208	159,315
Petro Rio SA (b)	99,310	368,535
Petroleo Brasileiro SA Preference Shares	687,100	3,509,514
Petroleo Brasileiro SA	536,900	2,959,215
Qualicorp Consultoria e Corretora de Seguros SA	32,700	99,215
Raia Drogasil SA	161,100	702,824
Randon SA Implementos e Participacoes Preference Shares	25,700	50,154
Rede D'Or Sao Luiz SA (d)	64,200	516,712
Rumo SA (b)	178,471	569,057
Santos Brasil Participacoes SA	104,381	120,497
Sao Martinho SA	22,700	140,357
Sendas Distribuidora SA	111,000	258,269
Sequoia Logistica e Transportes SA (b)	24,000	60,926
SIMPAR SA	66,400	139,237
SLC Agricola SA	13,200	106,714
Smartfit Escola de Ginastica e Danca SA (b)	44,300	127,253
Sul America SA	45,059	222,383
Suzano SA (b)	110,809	1,195,822
Telefonica Brasil SA	73,185	633,175
TIM SA	149,700	353,421
TOTVS SA	72,801	374,330
Transmissora Alianca de Energia Eletrica SA	28,600	186,747
Tres Tentos Agroindustrial SA (b)	17,000	29,697
Tupy SA	11,000	39,399
Ultrapar Participacoes SA	99,700	260,258
Security Description	Shares	Value
Unipar Carbocloro SA Class B, Preference Shares	7,700	$ 142,720
Vale SA	592,418	8,291,725
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	61,200	131,629
Via S/A (b)	171,980	162,100
Vibra Energia SA	180,800	694,636
Vivara Participacoes SA	13,600	62,116
WEG SA	243,240	1,440,225
Wheaton Precious Metals Corp.	65,118	2,798,246
Yara International ASA	25,147	1,268,999
YDUQS Participacoes SA	42,100	155,400
		59,666,924
BURKINA FASO — 0.0% (a)
IAMGOLD Corp. (b)	86,200	268,874
CANADA — 7.0%
Absolute Software Corp.	5,500	51,641
Advantage Energy, Ltd. (b)(c)	43,000	252,250
Aecon Group, Inc.	8,100	108,244
Ag Growth International, Inc. (c)	4,900	122,893
Agnico Eagle Mines, Ltd.	35,221	1,873,490
Air Canada (b)(c)	24,300	406,491
AirBoss of America Corp. (c)	4,300	157,342
Alamos Gold, Inc. Class A	59,677	459,690
Algonquin Power & Utilities Corp.	97,148	1,405,133
Alimentation Couche-Tard, Inc.	118,200	4,959,506
Allied Properties Real Estate Investment Trust	10,000	347,940
AltaGas, Ltd. (c)	40,500	875,632
Altius Minerals Corp. (c)	8,500	117,156
Altus Group, Ltd. (c)	6,800	382,058
Anaergia, Inc. (b)	3,300	52,773
Andlauer Healthcare Group, Inc.	2,300	98,380
ARC Resources, Ltd.	99,585	906,644
Aritzia, Inc. (b)	13,200	547,061
Artis Real Estate Investment Trust	7,800	73,730
Atco, Ltd. Class I	11,700	395,511
Atlas Corp. (c)	12,100	171,578
ATS Automation Tooling Systems, Inc. (b)	11,900	473,306
Aurora Cannabis, Inc. (b)(c)	33,341	180,807
AutoCanada, Inc. (b)(c)	3,300	111,554
Aya Gold & Silver, Inc. (b)	10,000	75,605
B2Gold Corp.	149,900	590,984
Badger Infrastructure Solutions, Ltd.	4,700	118,286
Ballard Power Systems, Inc. (b)	34,000	427,709

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Bank of Montreal	93,616	$ 10,093,467
Bank of Nova Scotia	175,800	12,463,199
Barrick Gold Corp. (e)	211,817	4,032,933
Barrick Gold Corp. (e)	45,552	866,641
Baytex Energy Corp. (b)	105,400	326,259
BCE, Inc.	19,479	1,014,854
Birchcliff Energy, Ltd.	43,800	224,002
BlackBerry, Ltd. (b)(c)	72,700	680,294
Boardwalk Real Estate Investment Trust	3,100	134,563
Bombardier, Inc. Class B (b)	349,300	464,572
Boralex, Inc. Class A	13,500	370,645
Boyd Group Services, Inc.	3,100	489,904
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)(c)	1,107	69,620
Brookfield Asset Management, Inc. Class A	204,125	12,344,622
Brookfield Infrastructure Corp. Class A (c)	5,800	396,401
BSR Real Estate Investment Trust	3,300	60,036
CAE, Inc. (b)	45,800	1,157,011
Calibre Mining Corp. (b)	23,200	24,611
Cameco Corp.	57,500	1,255,472
Canaccord Genuity Group, Inc.	20,300	242,350
Canada Goose Holdings, Inc. (b)	9,200	341,445
Canadian Apartment Properties REIT	12,200	579,117
Canadian Imperial Bank of Commerce	65,100	7,599,252
Canadian National Railway Co. (c)	102,400	12,596,217
Canadian Natural Resources, Ltd.	171,400	7,252,765
Canadian Pacific Railway, Ltd.	134,400	9,680,332
Canadian Tire Corp., Ltd. Class A	8,300	1,192,219
Canadian Utilities, Ltd. Class A	19,000	551,882
Canadian Western Bank	13,700	393,706
Canfor Corp. (b)	11,300	286,805
Canopy Growth Corp. (b)(c)	31,000	270,942
Capital Power Corp.	15,700	490,458
Capstone Mining Corp. (b)	56,300	248,707
Cargojet, Inc. (c)	1,100	145,056
Cascades, Inc.	11,800	130,504
CCL Industries, Inc. Class B	21,900	1,176,010
Celestica, Inc. (b)	15,400	171,904
Cenovus Energy, Inc.	189,713	2,329,453
Centerra Gold, Inc.	38,100	294,086
CGI, Inc. (b)	31,700	2,806,986
Choice Properties Real Estate Investment Trust	26,600	319,878
Security Description	Shares	Value
Chorus Aviation, Inc. (b)(c)	11,000	$ 28,912
CI Financial Corp.	29,100	609,115
Cineplex, Inc. (b)(c)	8,600	92,662
Cogeco Communications, Inc. (c)	2,100	167,465
Cogeco, Inc.	1,700	109,323
Colliers International Group, Inc.	4,600	686,021
Columbia Care, Inc. (b)	58,000	165,301
Cominar Real Estate Investment Trust (b)	20,200	186,944
Constellation Software, Inc.	2,900	5,388,217
Converge Technology Solutions Corp. (b)(c)	26,900	231,487
Corby Spirit and Wine, Ltd.	1,300	17,259
Corus Entertainment, Inc. Class B (c)	27,200	102,499
Crescent Point Energy Corp.	83,600	446,740
Crombie Real Estate Investment Trust	10,200	150,357
Cronos Group, Inc. (b)(c)	33,600	132,469
CT Real Estate Investment Trust	8,000	109,694
Denison Mines Corp. (b)(c)	103,400	142,434
dentalcorp Holdings, Ltd. (b)	16,600	213,816
Descartes Systems Group, Inc. (b)	12,200	1,010,461
Docebo, Inc. (b)	1,900	127,659
Dollarama, Inc.	41,900	2,100,059
Dream Industrial Real Estate Investment Trust	14,100	192,219
Dream Office Real Estate Investment Trust	3,000	58,497
DREAM Unlimited Corp. Class A	4,365	134,183
Dundee Precious Metals, Inc.	35,800	221,633
Dye & Durham, Ltd. (c)	8,800	312,666
ECN Capital Corp.	27,300	115,411
Element Fleet Management Corp.	58,200	593,450
Emera, Inc.	37,100	1,856,836
Empire Co., Ltd. Class A	23,000	701,754
Enbridge, Inc.	293,000	11,461,133
Endeavour Silver Corp. (b)(c)	40,100	169,841
Enerflex, Ltd.	10,500	63,674
Enerplus Corp.	43,000	454,119
Enghouse Systems, Ltd.	7,000	268,385
Enthusiast Gaming Holdings, Inc. (b)	23,800	70,091
Equinox Gold Corp. (b)(c)	36,718	248,827
Equitable Group, Inc.	4,400	240,038
ERO Copper Corp. (b)	12,000	183,351
Evertz Technologies, Ltd.	3,400	35,369
Exchange Income Corp.	2,400	80,067
Extendicare, Inc. (c)	10,000	57,792
Fairfax Financial Holdings, Ltd.	3,800	1,871,917

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Fiera Capital Corp. (c)	8,400	$ 69,759
Finning International, Inc.	23,200	585,533
First Capital Real Estate Investment Trust	19,000	283,688
First Majestic Silver Corp.	30,000	334,165
First National Financial Corp. (c)	2,400	78,964
FirstService Corp.	5,700	1,121,815
Fortis, Inc.	68,181	3,294,214
Fortuna Silver Mines, Inc. (b)	34,963	136,735
Franco-Nevada Corp.	27,669	3,832,019
Freehold Royalties, Ltd. (c)	16,300	150,334
GDI Integrated Facility Services, Inc. (b)	1,700	72,420
George Weston, Ltd.	11,027	1,280,307
GFL Environmental, Inc.	23,600	893,629
Gibson Energy, Inc.	22,300	395,809
Gildan Activewear, Inc.	28,700	1,218,526
goeasy, Ltd.	2,100	298,038
GoGold Resources, Inc. (b)	65,900	158,079
Granite Real Estate Investment Trust	4,700	392,178
Great-West Lifeco, Inc.	40,300	1,211,090
H&R Real Estate Investment Trust	23,700	304,893
Headwater Exploration, Inc. (b)	49,000	199,778
HEXO Corp. (b)(c)	25,300	17,626
HLS Therapeutics, Inc. (c)	2,600	30,875
Home Capital Group, Inc. (b)	8,283	256,198
Hudbay Minerals, Inc.	30,000	217,551
Hut 8 Mining Corp. (b)	28,200	221,689
Hydro One, Ltd. (d)	47,600	1,240,166
iA Financial Corp., Inc.	15,500	888,168
IGM Financial, Inc.	12,600	455,062
Imperial Oil, Ltd.	34,700	1,253,227
Innergex Renewable Energy, Inc.	19,800	291,557
Intact Financial Corp.	25,500	3,319,249
Interfor Corp.	8,800	282,221
InterRent Real Estate Investment Trust	14,312	196,129
Intertape Polymer Group, Inc.	8,100	168,778
Ivanhoe Mines, Ltd. Class A (b)	86,200	704,258
Jamieson Wellness, Inc. (d)	5,900	187,488
K92 Mining, Inc. (b)	38,400	218,577
Kelt Exploration, Ltd. (b)	22,000	83,949
Keyera Corp. (c)	29,800	673,074
Killam Apartment Real Estate Investment Trust	9,200	171,815
Kinaxis, Inc. (b)	4,000	561,549
Kinross Gold Corp.	182,500	1,060,484
Kirkland Lake Gold, Ltd.	38,640	1,621,586
Knight Therapeutics, Inc. (b)	11,900	49,931
Labrador Iron Ore Royalty Corp.	9,300	276,316
Security Description	Shares	Value
Largo, Inc. (b)	4,440	$ 41,196
Lassonde Industries, Inc. Class A	400	49,825
Laurentian Bank of Canada	5,500	174,908
LifeWorks, Inc.	11,500	232,431
Lightspeed Commerce, Inc. (b)	14,300	578,272
Linamar Corp.	7,000	415,240
Lion Electric Co (b)(c)	6,500	64,323
Lithium Americas Corp. (b)(c)	23,000	670,435
Loblaw Cos., Ltd.	24,500	2,010,197
Lundin Gold, Inc. (b)	18,100	149,311
MAG Silver Corp. (b)	14,400	226,063
Magna International, Inc.	41,300	3,346,439
Manulife Financial Corp.	280,900	5,361,595
Maple Leaf Foods, Inc.	13,900	321,984
Martinrea International, Inc.	9,400	85,580
Maverix Metals, Inc. (c)	11,300	49,381
MEG Energy Corp. (b)	44,900	415,889
Methanex Corp.	10,500	415,960
Metro, Inc.	35,357	1,884,363
Minto Apartment Real Estate Investment Trust (d)	6,300	109,177
Morguard Corp.	1,200	129,638
Morguard North American Residential Real Estate Investment Trust	5,100	71,505
MTY Food Group, Inc. (c)	4,300	215,417
Mullen Group, Ltd. (c)	18,900	174,015
NanoXplore, Inc. (b)(c)	15,200	78,578
National Bank of Canada (c)	48,800	3,725,822
Neighbourly Pharmacy, Inc.	2,400	75,886
New Gold, Inc. (b)	87,400	130,773
New Pacific Metals Corp. (b)	9,100	26,944
NexGen Energy, Ltd. (b)	68,300	299,554
NFI Group, Inc. (c)	8,100	129,918
North West Co., Inc. (c)	6,600	178,905
Northland Power, Inc.	32,700	982,437
NorthWest Healthcare Properties Real Estate Investment Trust	12,000	131,196
Novagold Resources, Inc. (b)	31,400	215,523
Nutrien, Ltd.	82,518	6,211,306
Nuvei Corp. (b)(d)	7,600	493,370
NuVista Energy, Ltd. (b)	41,100	226,462
Onex Corp.	11,000	864,569
Open Text Corp.	39,300	1,868,006
Organigram Holdings, Inc. (b)	32,100	56,416
Orla Mining, Ltd. (b)(c)	36,500	139,568
Osisko Gold Royalties, Ltd.	23,632	289,612
Osisko Mining, Inc. (b)	40,800	123,064
Pan American Silver Corp.	28,400	709,578
Paramount Resources, Ltd. Class A	10,000	194,672
Parex Resources, Inc.	20,900	357,558
Park Lawn Corp.	6,600	216,839
Parkland Corp.	20,300	558,786

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Pason Systems, Inc.	21,600	$ 197,335
Pembina Pipeline Corp.	79,548	2,416,385
Pet Valu Holdings, Ltd.	7,100	202,745
Peyto Exploration & Development Corp.	27,200	203,491
Pollard Banknote, Ltd. (c)	1,300	41,013
Power Corp. of Canada (c)	80,953	2,678,886
PrairieSky Royalty, Ltd. (c)	31,594	340,915
Premium Brands Holdings Corp.	5,700	570,564
Pretium Resources, Inc. (b)	25,400	358,333
PyroGenesis Canada, Inc. (b)(c)	24,900	65,643
Quebecor, Inc. Class B	24,200	546,974
Real Matters, Inc. (b)	11,000	72,280
Recipe Unlimited Corp. (b)	1,800	25,251
Restaurant Brands International, Inc.	41,346	2,510,579
Richelieu Hardware, Ltd.	7,200	248,693
RioCan Real Estate Investment Trust	23,800	432,231
Ritchie Bros Auctioneers, Inc. (c)	16,000	980,533
Rogers Communications, Inc. Class B	51,300	2,446,106
Rogers Sugar, Inc. (c)	17,400	81,962
Royal Bank of Canada	206,200	21,915,331
Russel Metals, Inc.	10,700	284,876
Sabina Gold & Silver Corp. (b)	54,400	62,447
Sandstorm Gold, Ltd. (b)	26,400	164,066
Saputo, Inc. (c)	35,900	809,999
Savaria Corp. (c)	7,800	118,314
Seabridge Gold, Inc. (b)	12,400	205,170
Secure Energy Services, Inc. (c)	62,000	258,180
Shaw Communications, Inc. Class B	65,508	1,990,937
Shopify, Inc. Class A (b)	16,400	22,613,083
Sienna Senior Living, Inc. (c)	14,400	171,343
Sierra Wireless, Inc. (b)	7,300	128,876
Silvercorp Metals, Inc.	23,700	88,747
SilverCrest Metals, Inc. (b)(c)	17,300	136,959
Slate Grocery REIT Class U	3,900	44,553
Sleep Country Canada Holdings, Inc. (d)	5,000	148,557
SmartCentres Real Estate Investment Trust	12,400	316,000
SNC-Lavalin Group, Inc.	23,700	579,953
Softchoice Corp.	3,300	55,777
Solaris Resources, Inc. (b)	14,800	198,482
Spin Master Corp. (b)(d)	5,800	220,126
Sprott, Inc. (c)	3,270	147,767
SSR Mining, Inc.	32,504	576,151
Stantec, Inc.	16,100	905,852
Stelco Holdings, Inc.	4,500	146,847
Stella-Jones, Inc.	9,600	304,078
Security Description	Shares	Value
Summit Industrial Income REIT	15,800	$ 293,948
Sun Life Financial, Inc. (c)	84,700	4,721,313
Suncor Energy, Inc.	214,764	5,381,214
SunOpta, Inc. (b)	9,300	64,570
Superior Plus Corp.	20,700	213,039
Tamarack Valley Energy, Ltd. (b)	86,000	262,122
TC Energy Corp. (c)	141,636	6,596,561
Teck Resources, Ltd. Class B (b)	68,300	1,969,813
TECSYS, Inc.	1,600	66,640
TELUS Corp.	64,716	1,526,255
TFI International, Inc.	11,800	1,325,311
Thomson Reuters Corp.	25,130	3,009,472
Timbercreek Financial Corp.	17,500	133,139
TMX Group, Ltd.	7,600	771,642
Topaz Energy Corp. (c)	8,700	122,943
Torex Gold Resources, Inc. (b)	11,600	120,762
Toromont Industries, Ltd.	12,000	1,086,427
Toronto-Dominion Bank	263,657	20,242,612
Tourmaline Oil Corp.	44,700	1,445,235
TransAlta Corp.	38,700	430,460
TransAlta Renewables, Inc. (c)	18,000	267,189
Transcontinental, Inc. Class A	9,200	147,925
Trican Well Service, Ltd. (b)	30,700	67,323
Tricon Residential, Inc.	34,200	524,175
Trisura Group, Ltd. (b)	6,800	256,733
Vermilion Energy, Inc. (b)	21,500	270,633
Victoria Gold Corp. (b)	10,400	117,326
Wallbridge Mining Co., Ltd. (b)(c)	76,500	24,225
Well Health Technologies Corp. (b)(c)	27,500	106,895
Wesdome Gold Mines, Ltd. (b)	18,900	172,219
West Fraser Timber Co., Ltd.	13,863	1,324,456
Westport Fuel Systems, Inc. (b)(c)	17,400	41,463
Westshore Terminals Investment Corp. (c)	5,200	110,410
Whitecap Resources, Inc.	86,300	511,726
Winpak, Ltd.	4,100	120,648
WSP Global, Inc. (c)	17,000	2,471,369
Yamana Gold, Inc. (c)	138,900	585,004
		333,076,290
CHILE — 0.2%
AES Andes SA	1,206,801	188,131
Aguas Andinas SA Class A	787,060	143,186
Antofagasta PLC	54,996	997,040
Banco de Chile	7,052,944	550,991
Banco de Credito e Inversiones SA	9,823	286,965
Banco Santander Chile	10,798,372	434,089

See accompanying notes to financial statements.
93

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
CAP SA	18,785	$ 182,999
Cencosud SA	249,298	416,960
Cencosud Shopping SA	148,562	176,287
Cia Cervecerias Unidas SA	24,209	196,911
Colbun SA	2,338,950	190,246
Embotelladora Andina SA Class B, Preference Shares	91,953	199,663
Empresa Nacional de Telecomunicaciones SA	36,914	124,736
Empresas CMPC SA	202,191	338,883
Empresas COPEC SA	63,993	494,669
Enel Americas SA	3,225,974	352,131
Enel Chile SA	5,627,525	196,831
Engie Energia Chile SA	71,134	41,912
Falabella SA	127,487	415,829
Inversiones Aguas Metropolitanas SA	105,572	47,706
Itau CorpBanca (b)	38,993,616	75,424
Lundin Mining Corp.	89,800	702,390
Parque Arauco SA (b)	130,868	144,369
Plaza SA	84,877	93,545
SMU SA	1,137,230	114,791
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	19,840	1,012,702
Vina Concha y Toro SA	73,303	112,708
		8,232,094
CHINA — 8.2%
111, Inc. ADR (b)(c)	4,800	16,800
360 DigiTech, Inc. ADR	12,700	291,211
360 Security Technology, Inc. Class A (b)	81,800	163,624
361 Degrees International, Ltd. (b)(c)	183,000	93,891
3SBio, Inc. (b)(d)	135,500	112,970
51job, Inc. ADR (b)	5,200	254,436
AAC Technologies Holdings, Inc.	91,000	359,504
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	6,506	129,526
AECC Aviation Power Co., Ltd. Class A	35,700	356,267
Agile Group Holdings, Ltd. (c)	174,000	94,406
Agora, Inc. ADR (b)	7,800	126,438
Agricultural Bank of China, Ltd. Class A	953,100	440,650
Agricultural Bank of China, Ltd. Class H	3,993,000	1,372,605
Aier Eye Hospital Group Co., Ltd. Class A	51,300	341,083
Air China, Ltd. Class A (b)	43,000	61,737
Air China, Ltd. Class H (b)	300,000	209,330
Airtac International Group	19,743	727,866
AK Medical Holdings, Ltd. (d)	48,000	40,635
Akeso, Inc. (b)(d)	54,000	235,496
Security Description	Shares	Value
Alibaba Group Holding, Ltd. ADR (b)	6,900	$ 819,651
Alibaba Group Holding, Ltd. (b)	2,140,900	32,650,489
Alibaba Health Information Technology, Ltd. (b)	521,500	440,810
A-Living Smart City Services Co., Ltd. (d)	70,000	119,416
Alphamab Oncology (b)(c)(d)	45,000	78,499
Aluminum Corp. of China, Ltd. Class A (b)	84,600	81,021
Aluminum Corp. of China, Ltd. Class H (b)	636,000	351,598
Angel Yeast Co., Ltd. Class A	12,900	122,447
Anhui Conch Cement Co., Ltd. Class A	28,700	181,884
Anhui Conch Cement Co., Ltd. Class H	170,500	851,811
Anhui Expressway Co., Ltd. Class H	114,000	92,121
Anhui Gujing Distillery Co., Ltd. Class A	2,100	80,578
Anhui Gujing Distillery Co., Ltd. Class B	20,900	297,564
Anhui Kouzi Distillery Co., Ltd. Class A	9,700	108,104
Anhui Yingjia Distillery Co., Ltd. Class A	9,200	100,477
ANTA Sports Products, Ltd.	155,000	2,324,115
Ascentage Pharma Group International (b)(c)(d)	16,900	61,129
Asia Cement China Holdings Corp.	63,000	40,242
Asiainfo Technologies, Ltd. (d)	6,400	10,442
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	383,076
Autobio Diagnostics Co., Ltd. Class A	3,640	31,517
Autohome, Inc. ADR	12,300	362,604
Avary Holding Shenzhen Co., Ltd. Class A	11,300	75,398
AVIC Electromechanical Systems Co., Ltd. Class A	59,600	170,391
AviChina Industry & Technology Co., Ltd. Class H	321,000	221,924
Baidu, Inc. ADR (b)	39,300	5,847,447
Baidu, Inc. Class A (b)	7,150	132,613
Bank of Beijing Co., Ltd. Class A	187,700	131,055
Bank of Chengdu Co., Ltd. Class A	77,900	147,003
Bank of China, Ltd. Class A	249,100	119,476
Bank of China, Ltd. Class H	11,492,000	4,142,031
Bank of Communications Co., Ltd. Class A	270,300	195,954

See accompanying notes to financial statements.
94

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Bank of Communications Co., Ltd. Class H	1,401,000	$ 846,390
Bank of Hangzhou Co., Ltd. Class A	58,900	118,744
Bank of Jiangsu Co., Ltd. Class A	156,780	143,736
Bank of Nanjing Co., Ltd. Class A	46,000	64,815
Bank of Ningbo Co., Ltd. Class A	45,540	274,140
Bank of Shanghai Co., Ltd. Class A	102,500	114,927
Baoshan Iron & Steel Co., Ltd. Class A	184,000	207,176
Baozun, Inc. ADR (b)	9,900	137,610
BeiGene, Ltd. ADR (b)	6,600	1,788,138
Beijing Capital International Airport Co., Ltd. Class H (b)	220,000	134,602
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)(c)	4,000	7,768
Beijing Dabeinong Technology Group Co., Ltd. Class A	67,200	110,854
Beijing Easpring Material Technology Co., Ltd. Class A	7,100	96,992
Beijing Enterprises Holdings, Ltd.	58,000	200,121
Beijing Enterprises Water Group, Ltd.	662,000	257,284
Beijing Jingneng Clean Energy Co., Ltd. Class H	138,000	44,783
Beijing Kingsoft Office Software, Inc. Class A	4,000	166,692
Beijing New Building Materials PLC Class A	10,400	58,599
Beijing Roborock Technology Co., Ltd. Class A	1,459	186,532
Beijing Shunxin Agriculture Co., Ltd. Class A	10,900	65,444
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,600	57,382
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	30,000	51,640
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	4,400	153,262
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	357,100	271,234
BEST, Inc. ADR (b)(c)	26,700	22,735
Betta Pharmaceuticals Co., Ltd. Class A	2,800	35,151
BGI Genomics Co., Ltd. Class A (b)	2,500	34,518
Bilibili, Inc. ADR (b)(c)	24,100	1,118,240
Bit Digital, Inc. (b)(c)	15,200	92,416
Security Description	Shares	Value
BIT Mining, Ltd. ADR (b)(c)	13,400	$ 82,276
BOC Hong Kong Holdings, Ltd.	526,000	1,723,805
BOE Technology Group Co., Ltd. Class A	345,900	274,694
BOE Varitronix, Ltd.	80,000	102,818
Bosideng International Holdings, Ltd.	408,000	256,953
Budweiser Brewing Co. APAC, Ltd. (c)(d)	253,100	663,891
Burning Rock Biotech Ltd. ADR (b)	5,300	50,509
BYD Co., Ltd. Class A	14,700	619,804
BYD Co., Ltd. Class H	112,000	3,829,919
BYD Electronic International Co., Ltd. (c)	107,500	393,664
By-health Co., Ltd. Class A	11,400	48,332
C&D International Investment Group, Ltd.	32,700	68,954
C&S Paper Co., Ltd. Class A	9,600	25,226
Caitong Securities Co., Ltd. Class A	23,200	40,570
Canaan, Inc. (b)	10,800	55,620
Cango, Inc. ADR (c)	18,100	56,834
CanSino Biologics, Inc. Class A (b)	697	32,833
CanSino Biologics, Inc. Class H (b)(c)(d)	9,600	221,890
Central China Management Co., Ltd.	89,000	18,037
Central China Real Estate, Ltd.	89,000	10,731
CGN New Energy Holdings Co., Ltd. (c)	158,000	165,371
CGN Power Co., Ltd. Class H (d)	1,683,600	511,798
Changchun High & New Technology Industry Group, Inc. Class A	3,200	136,574
Changjiang Securities Co., Ltd. Class A	35,800	42,448
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	147,750
Chaowei Power Holdings, Ltd.	4,000	1,047
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	174,639
Chengxin Lithium Group Co., Ltd. Class A (b)	11,700	106,622
China Aoyuan Group, Ltd. (c)	128,000	23,149
China Baoan Group Co., Ltd. Class A	34,300	77,834
China BlueChemical, Ltd. Class H	204,000	56,781
China Bohai Bank Co., Ltd. Class H (d)	381,500	146,800

See accompanying notes to financial statements.
95

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	1,770,592	$ 322,492
China CITIC Bank Corp., Ltd. Class H	1,584,000	686,726
China Coal Energy Co., Ltd. Class H	281,000	162,192
China Common Rich Renewable Energy Investment, Ltd. (b)(f)	68,000	—
China Communications Services Corp., Ltd. Class H	250,000	121,853
China Conch Venture Holdings, Ltd.	237,500	1,160,647
China Construction Bank Corp. Class A	52,100	48,011
China Construction Bank Corp. Class H	13,911,000	9,635,263
China CSSC Holdings, Ltd. Class A	32,600	127,087
China Datang Corp. Renewable Power Co., Ltd. Class H (c)	556,000	256,024
China Dongxiang Group Co., Ltd. (b)	380,000	33,144
China East Education Holdings, Ltd. (b)(d)	63,000	39,434
China Eastern Airlines Corp., Ltd. Class A (b)	60,800	49,336
China Education Group Holdings, Ltd.	86,000	139,651
China Everbright Bank Co., Ltd. Class A	384,100	200,535
China Everbright Bank Co., Ltd. Class H	545,300	193,044
China Everbright Environment Group, Ltd.	575,518	462,109
China Everbright, Ltd.	208,000	248,651
China Evergrande Group (c)	547,000	111,557
China Feihe, Ltd. (d)	533,000	715,106
China Foods, Ltd.	362,000	141,618
China Galaxy Securities Co., Ltd. Class A	27,500	48,392
China Galaxy Securities Co., Ltd. Class H	586,300	336,906
China Gas Holdings, Ltd.	433,800	901,397
China Greatwall Technology Group Co., Ltd. Class A	33,600	74,819
China Harmony Auto Holding, Ltd.	85,500	54,066
China Hongqiao Group, Ltd.	276,500	291,881
China Huarong Asset Management Co., Ltd. Class H (b)(d)	1,024,000	66,986
China International Capital Corp., Ltd. Class A	6,300	48,575
Security Description	Shares	Value
China International Capital Corp., Ltd. Class H (d)	216,800	$ 597,873
China Jinmao Holdings Group, Ltd.	754,000	233,077
China Jushi Co., Ltd. Class A	25,717	73,604
China Kepei Education Group, Ltd.	64,000	26,351
China Lesso Group Holdings, Ltd.	128,000	183,882
China Life Insurance Co., Ltd. Class A	15,100	71,451
China Life Insurance Co., Ltd. Class H	1,075,000	1,781,486
China Literature, Ltd. (b)(c)(d)	56,000	351,962
China Logistics Property Holdings Co., Ltd. (b)(c)(d)	141,000	77,768
China Longyuan Power Group Corp., Ltd. Class H	511,000	1,192,899
China Maple Leaf Educational Systems, Ltd. (b)(c)	136,000	9,420
China Medical System Holdings, Ltd.	164,000	273,884
China Meidong Auto Holdings, Ltd.	70,000	360,940
China Mengniu Dairy Co., Ltd. (b)	451,000	2,556,880
China Merchants Bank Co., Ltd. Class A	178,900	1,370,365
China Merchants Bank Co., Ltd. Class H	564,500	4,384,192
China Merchants Port Holdings Co., Ltd.	206,151	375,479
China Merchants Securities Co., Ltd. Class A	71,800	199,286
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	82,900	173,907
China Minmetals Rare Earth Co., Ltd. Class A	14,100	86,520
China Minsheng Banking Corp., Ltd. Class A	325,200	199,445
China Minsheng Banking Corp., Ltd. Class H (c)	945,600	361,439
China Modern Dairy Holdings, Ltd. (c)	214,000	35,958
China Molybdenum Co., Ltd. Class A	95,900	84,151
China Molybdenum Co., Ltd. Class H	429,000	226,157
China National Building Material Co., Ltd. Class H	562,000	689,137
China National Chemical Engineering Co., Ltd. Class A	71,900	135,681
China National Nuclear Power Co., Ltd. Class A	70,800	92,410

See accompanying notes to financial statements.
96

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
China New Higher Education Group, Ltd. (d)	79,000	$ 33,439
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	23,500	169,255
China Oilfield Services, Ltd. Class H (c)	258,000	226,023
China Oriental Group Co., Ltd.	192,000	57,874
China Overseas Grand Oceans Group, Ltd.	201,000	102,095
China Overseas Land & Investment, Ltd.	556,500	1,317,675
China Overseas Property Holdings, Ltd.	280,000	297,013
China Pacific Insurance Group Co., Ltd. Class A	66,000	281,476
China Pacific Insurance Group Co., Ltd. Class H	359,800	976,075
China Petroleum & Chemical Corp. Class A	184,500	122,728
China Petroleum & Chemical Corp. Class H	3,418,000	1,591,440
China Power International Development, Ltd.	817,000	550,165
China Railway Group, Ltd. Class A	110,500	100,612
China Railway Group, Ltd. Class H	640,000	338,212
China Renaissance Holdings, Ltd. (b)(d)	18,400	34,882
China Resources Beer Holdings Co., Ltd.	202,721	1,660,241
China Resources Cement Holdings, Ltd.	430,000	324,859
China Resources Gas Group, Ltd.	128,000	723,215
China Resources Land, Ltd.	461,333	1,940,885
China Resources Medical Holdings Co., Ltd.	86,000	51,183
China Resources Mixc Lifestyle Services, Ltd. (d)	71,600	333,833
China Resources Power Holdings Co., Ltd.	296,055	991,116
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	93,151
China SCE Group Holdings, Ltd.	565,000	136,969
China Shenhua Energy Co., Ltd. Class A	39,600	140,240
China Shenhua Energy Co., Ltd. Class H	464,000	1,087,942
China South City Holdings, Ltd.	476,000	44,570
China Southern Airlines Co., Ltd. Class A (b)	56,500	60,507
Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H (b)(c)	302,000	$ 180,899
China State Construction Engineering Corp., Ltd. Class A	288,700	226,999
China State Construction International Holdings, Ltd.	320,750	398,659
China Suntien Green Energy Corp., Ltd. Class H	239,000	186,386
China Taiping Insurance Holdings Co., Ltd.	258,600	354,914
China Tobacco International HK Co., Ltd.	23,000	46,317
China Tourism Group Duty Free Corp., Ltd. Class A	15,200	524,454
China Tower Corp., Ltd. Class H (d)	5,940,000	655,234
China Traditional Chinese Medicine Holdings Co., Ltd.	318,000	210,877
China TransInfo Technology Co., Ltd. Class A	19,700	46,314
China Travel International Investment Hong Kong, Ltd. (b)	266,000	52,543
China United Network Communications, Ltd. Class A	240,700	148,757
China Vanke Co., Ltd. Class A	70,100	217,827
China Vanke Co., Ltd. Class H	246,600	573,775
China Water Affairs Group, Ltd.	126,000	180,686
China Yangtze Power Co., Ltd. Class A	180,300	643,620
China Youran Dairy Group, Ltd. (b)(d)	104,000	55,493
China Yuchai International, Ltd.	2,300	34,316
China Yuhua Education Corp., Ltd. (b)(d)	184,000	65,847
China Zhenhua Group Science & Technology Co., Ltd. Class A	4,300	84,038
China Zheshang Bank Co., Ltd. Class A	158,600	87,293
China Zhongwang Holdings, Ltd. (b)(c)	231,200	24,910
Chinasoft International, Ltd. (b)	366,000	476,965
Chindata Group Holdings, Ltd. ADR (b)	15,600	102,804
Chlitina Holding, Ltd.	6,000	49,228
Chongqing Brewery Co., Ltd. Class A (b)	7,200	171,331
Chongqing Changan Automobile Co., Ltd. Class A	53,600	128,035

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Chongqing Zhifei Biological Products Co., Ltd. Class A	15,400	$ 301,749
Chow Tai Fook Jewellery Group, Ltd.	289,200	520,065
CIFI Ever Sunshine Services Group, Ltd.	82,000	127,055
CIFI Holdings Group Co., Ltd.	587,792	353,596
CIMC Enric Holdings, Ltd.	78,000	113,454
CITIC Securities Co., Ltd. Class A	93,900	389,979
CITIC Securities Co., Ltd. Class H	348,500	909,659
CITIC Telecom International Holdings, Ltd.	239,000	80,624
CITIC, Ltd.	811,000	800,983
Cloopen Group Holding, Ltd. ADR (b)(c)	7,300	21,170
CMGE Technology Group, Ltd. (b)(c)	118,000	46,920
COFCO Joycome Foods., Ltd. (b)(c)	220,000	83,809
Contemporary Amperex Technology Co., Ltd. Class A	20,200	1,867,826
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	120,000	352,694
COSCO SHIPPING Holdings Co., Ltd. Class H (b)(c)	510,900	990,830
COSCO SHIPPING Ports, Ltd.	308,581	267,960
Country Garden Holdings Co., Ltd. (c)	1,097,052	973,744
Country Garden Services Holdings Co., Ltd.	257,000	1,539,435
CRRC Corp., Ltd. Class A	188,900	180,908
CRRC Corp., Ltd. Class H	599,000	257,385
CSC Financial Co., Ltd. Class A	31,500	144,892
CSPC Pharmaceutical Group, Ltd.	1,303,280	1,415,900
CStone Pharmaceuticals (b)(d)	54,500	57,811
Dada Nexus, Ltd. ADR (b)	7,200	94,752
Dali Foods Group Co., Ltd. (d)	286,500	149,933
Daqo New Energy Corp. ADR (b)	8,100	326,592
DaShenLin Pharmaceutical Group Co., Ltd. Class A	5,040	33,375
DiDi Global, Inc. ADR (b)	41,900	208,662
Differ Group Holding Co., Ltd. (b)(c)	304,000	95,532
Dongfang Electric Corp., Ltd. Class A	54,100	182,232
Dongfeng Motor Group Co., Ltd. Class H (b)	434,000	360,725
Dongyue Group, Ltd.	236,000	368,093
Security Description	Shares	Value
DouYu International Holdings, Ltd. ADR (b)	37,800	$ 99,792
East Money Information Co., Ltd. Class A	92,904	542,167
Eastern Communications Co., Ltd. Class B	135,500	63,414
Ecovacs Robotics Co., Ltd. Class A	3,400	80,709
Edvantage Group Holdings, Ltd.	36,000	21,703
EHang Holdings, Ltd. ADR (b)(c)	2,700	40,284
ENN Energy Holdings, Ltd.	113,500	2,137,142
ESR Cayman, Ltd. (b)(d)	292,400	988,256
Eve Energy Co., Ltd. Class A	13,306	247,286
Everbright Securities Co., Ltd. Class A	35,500	83,348
Everest Medicines, Ltd. (b)(c)(d)	30,000	133,910
Excellence Commercial Property & Facilities Management Group, Ltd. (b)	69,000	40,889
Fangda Carbon New Material Co., Ltd. Class A	27,600	46,962
Fanhua, Inc. ADR (c)	4,800	34,944
Far East Horizon, Ltd.	238,000	211,249
FIH Mobile, Ltd. (b)(c)	297,000	51,809
FinVolution Group ADR (c)	18,700	92,191
Fire Rock Holdings, Ltd.	290,000	40,173
Flat Glass Group Co., Ltd. Class A	16,900	153,983
Flat Glass Group Co., Ltd. Class H (b)(c)	51,000	259,046
Focus Media Information Technology Co., Ltd. Class A	101,100	130,210
Foshan Haitian Flavouring & Food Co., Ltd. Class A	28,962	478,719
Fosun International, Ltd.	344,000	371,079
Fosun Tourism Group (b)(d)	50,600	68,018
Founder Securities Co., Ltd. Class A	44,900	55,357
Foxconn Industrial Internet Co., Ltd. Class A	81,200	152,209
FriendTimes, Inc.	8,000	1,416
Fu Jian Anjoy Foods Co., Ltd. Class A	1,600	42,970
Fu Shou Yuan International Group, Ltd.	141,000	110,864
Fufeng Group, Ltd.	138,000	47,615
Futu Holdings, Ltd. ADR (b)(c)	9,100	394,030
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	91,181
Fuyao Glass Industry Group Co., Ltd. Class H (d)	88,000	454,882

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Ganfeng Lithium Co., Ltd. Class A	10,700	$ 240,365
Ganfeng Lithium Co., Ltd. Class H (d)	35,800	563,429
Gaotu Techedu, Inc. ADR (b)(c)	14,900	28,906
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	106,142
GCL New Energy Holdings, Ltd. (b)(c)	258,000	7,876
GD Power Development Co., Ltd. Class A	239,700	119,491
GDS Holdings, Ltd. ADR (b)	13,500	636,660
Geely Automobile Holdings, Ltd.	843,000	2,303,131
GEM Co., Ltd. Class A	32,900	53,548
Gemdale Corp. Class A	24,500	49,970
Gemdale Properties & Investment Corp., Ltd.	808,000	86,020
Genertec Universal Medical Group Co., Ltd. (d)	93,000	67,159
Genetron Holdings, Ltd. ADR (b)	1,900	11,590
Genscript Biotech Corp. (b)	158,000	699,178
GF Securities Co., Ltd. Class A	60,100	232,402
GF Securities Co., Ltd. Class H	178,200	339,655
Giant Network Group Co., Ltd. Class A	26,300	49,506
Gigadevice Semiconductor Beijing, Inc. Class A	3,528	97,562
Ginlong Technologies Co., Ltd. Class A	2,000	72,825
Glory Sun Land Group, Ltd. (b)	413,658	5,518
GoerTek, Inc. Class A	28,300	240,764
GOME Retail Holdings, Ltd. (b)(c)	1,427,000	120,803
Great Wall Motor Co., Ltd. Class A	14,400	109,918
Great Wall Motor Co., Ltd. Class H	448,000	1,540,013
Greatview Aseptic Packaging Co., Ltd.	208,000	76,036
Greenland Holdings Corp., Ltd. Class A	52,185	35,616
Greentown China Holdings, Ltd. (c)	100,500	161,908
Greentown Service Group Co., Ltd.	174,000	160,692
Guangdong Haid Group Co., Ltd. Class A	8,600	99,131
Guangdong Investment, Ltd.	404,000	513,531
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,700	134,214
Guanghui Energy Co., Ltd. Class A (b)	204,300	210,113
Security Description	Shares	Value
Guangzhou Automobile Group Co., Ltd. Class H	378,800	$ 373,635
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	10,100	54,319
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	87,751
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	115,590
Guangzhou R&F Properties Co., Ltd. Class H (c)	333,200	123,941
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	8,307	106,335
Guangzhou Tinci Materials Technology Co., Ltd. Class A	13,430	242,135
Guosen Securities Co., Ltd. Class A	26,700	48,202
Guotai Junan Securities Co., Ltd. Class A	54,200	152,482
Guoxuan High-Tech Co., Ltd. Class A (b)	8,500	68,505
Haichang Ocean Park Holdings, Ltd. (b)(d)	165,000	67,301
Haidilao International Holding, Ltd. (c)(d)	173,000	390,544
Haier Smart Home Co., Ltd. Class A	40,800	191,776
Haier Smart Home Co., Ltd. Class H	315,000	1,331,305
Hainan Meilan International Airport Co., Ltd. Class H (b)	25,000	77,120
Haitian International Holdings, Ltd. (b)	76,000	211,049
Haitong Securities Co., Ltd. Class A	61,800	119,148
Haitong Securities Co., Ltd. Class H	354,800	314,466
Hangzhou First Applied Material Co., Ltd. Class A	11,280	231,576
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	107,057
Hangzhou Silan Microelectronics Co., Ltd. Class A	9,600	81,824
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	234,929
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	158,769
Hangzhou Tigermed Consulting Co., Ltd. Class H (d)	18,000	228,570
Hansoh Pharmaceutical Group Co., Ltd. (d)	158,000	385,054

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Harbin Electric Co., Ltd. Class H	36,000	$ 16,254
Health & Happiness H&H International Holdings, Ltd.	22,500	34,863
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	71,868
Hello Group, Inc. ADR	21,000	188,580
Henan Shuanghui Investment & Development Co., Ltd. Class A	28,100	139,416
Hengan International Group Co., Ltd.	83,000	427,440
Hengli Petrochemical Co., Ltd. Class A	40,400	145,932
HengTen Networks Group, Ltd. (b)(c)	455,200	172,241
Hengyi Petrochemical Co., Ltd. Class A	49,790	83,152
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	81,850
Hongfa Technology Co., Ltd. Class A	5,100	59,862
Hope Education Group Co., Ltd. (d)	186,000	35,786
Hopson Development Holdings, Ltd.	88,440	184,451
Hoshine Silicon Industry Co., Ltd. Class A	3,500	72,636
Hua Hong Semiconductor, Ltd. (b)(d)	65,000	358,503
Hua Medicine (b)(d)	84,000	40,835
Huadong Medicine Co., Ltd. Class A	11,260	71,182
Huafon Chemical Co., Ltd. Class A	33,800	55,491
Hualan Biological Engineering, Inc. Class A	28,860	132,249
Huaneng Power International, Inc. Class A	89,900	136,991
Huaneng Power International, Inc. Class H	478,000	319,431
Huangshan Tourism Development Co., Ltd. Class B (b)	20,400	14,606
Huatai Securities Co., Ltd. Class A	50,600	141,319
Huatai Securities Co., Ltd. Class H (d)	228,400	380,261
Huaxi Securities Co., Ltd. Class A	50,700	78,533
Huaxia Bank Co., Ltd. Class A	152,200	134,033
Huayu Automotive Systems Co., Ltd. Class A	18,000	80,106
Huazhu Group, Ltd. ADR (b)	26,500	989,510
Hubei Xingfa Chemicals Group Co., Ltd. Class A	16,000	95,310
Security Description	Shares	Value
Huizhou Desay Sv Automotive Co., Ltd. Class A	3,400	$ 75,661
Humanwell Healthcare Group Co., Ltd. Class A	11,800	41,789
Hunan Valin Steel Co., Ltd. Class A	44,000	35,357
Hundsun Technologies, Inc. Class A	8,008	78,266
Hutchmed China, Ltd. ADR (b)	11,900	417,452
HUYA, Inc. ADR (b)	9,200	63,848
Hygeia Healthcare Holdings Co., Ltd. (d)	45,000	281,672
iClick Interactive Asia Group, Ltd. ADR (b)(c)	15,000	69,150
iDreamSky Technology Holdings, Ltd. (b)(d)	134,400	107,743
Iflytek Co., Ltd. Class A	24,100	199,006
I-Mab ADR (b)	6,600	312,774
Imeik Technology Development Co., Ltd. Class A	1,900	160,183
Industrial & Commercial Bank of China, Ltd. Class A	458,300	333,686
Industrial & Commercial Bank of China, Ltd. Class H	8,155,000	4,602,440
Industrial Bank Co., Ltd. Class A	186,800	559,309
Industrial Securities Co., Ltd. Class A	42,900	66,653
Ingenic Semiconductor Co., Ltd. Class A	3,500	73,753
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	292,000	128,113
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	180,528
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	49,900	325,340
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	152,164
Innovent Biologics, Inc. (b)(d)	161,500	999,497
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	44,512
Inspur International, Ltd. (b)	14,000	8,081
Intco Medical Technology Co., Ltd. Class A	7,500	68,218
iQIYI, Inc. ADR (b)	49,400	225,264
JA Solar Technology Co., Ltd. Class A	12,000	174,932
Jafron Biomedical Co., Ltd. Class A	9,500	79,627
Jason Furniture Hangzhou Co., Ltd. Class A	4,100	49,749
JCET Group Co., Ltd. Class A	16,700	81,464

See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
JD Health International, Inc. (b)(d)	44,000	$ 346,806
JD.com, Inc. ADR (b)	116,900	8,191,183
JD.com, Inc. Class A (b)	17,600	618,550
Jiangsu Eastern Shenghong Co., Ltd. Class A	23,500	71,471
Jiangsu Expressway Co., Ltd. Class H	224,000	229,565
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	173,246
Jiangsu Hengrui Medicine Co., Ltd. Class A	52,824	421,243
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	65,871
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	11,900	308,267
Jiangsu Yangnong Chemical Co., Ltd. Class A	2,100	43,327
Jiangsu Zhongtian Technology Co., Ltd. Class A	24,900	66,410
Jiangxi Copper Co., Ltd. Class A	32,700	114,827
Jiangxi Copper Co., Ltd. Class H	142,000	227,308
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	39,193
Jiayuan International Group, Ltd. (c)	119,815	40,418
Jinchuan Group International Resources Co., Ltd.	832,000	145,135
Jinke Properties Group Co., Ltd. Class A	41,500	29,237
JinkoSolar Holding Co., Ltd. ADR (b)(c)	5,400	248,184
Jinxin Fertility Group, Ltd. (b)(d)	162,000	180,986
JiuGui Liquor Co., Ltd. Class A	2,200	73,517
Jiumaojiu International Holdings, Ltd. (c)(d)	88,000	154,637
Joinn Laboratories China Co., Ltd. Class A	2,380	43,202
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	80,787
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	5,170	30,870
JOYY, Inc. ADR	8,800	399,784
Juewei Food Co., Ltd. Class A	4,000	42,981
JW Cayman Therapeutics Co., Ltd. (b)(d)	8,000	13,791
Kaisa Group Holdings, Ltd. (b)	333,714	33,387
Kangji Medical Holdings, Ltd. (c)	38,000	38,700
Security Description	Shares	Value
Kanzhun, Ltd. ADR (b)	11,000	$ 383,680
KE Holdings, Inc. ADR (b)	52,800	1,062,336
Kerry Logistics Network, Ltd.	101,500	248,142
Kingboard Holdings, Ltd.	88,000	428,357
Kingdee International Software Group Co., Ltd. (b)	356,000	1,095,904
Kingfa Sci & Tech Co., Ltd. Class A	16,800	33,235
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	10,900	171,675
Kingsoft Corp., Ltd.	131,800	579,012
Konka Group Co., Ltd. Class B	8,900	2,694
Koolearn Technology Holding, Ltd. (b)(c)(d)	21,500	14,588
Kuaishou Technology (b)(d)	65,600	606,247
Kuang-Chi Technologies Co., Ltd. Class A (b)	14,300	53,993
Kunlun Energy Co., Ltd.	534,000	500,691
Kweichow Moutai Co., Ltd. Class A	10,900	3,513,890
KWG Group Holdings, Ltd. (b)	202,000	132,140
KWG Living Group Holdings, Ltd.	104,000	42,687
LB Group Co., Ltd. Class A	11,000	49,455
Lee & Man Paper Manufacturing, Ltd.	156,000	108,451
Lenovo Group, Ltd.	990,000	1,137,770
Lens Technology Co., Ltd. Class A	26,800	96,848
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	34,519
LexinFintech Holdings, Ltd. ADR (b)	11,600	44,776
Li Auto, Inc. ADR (b)	77,800	2,497,380
Li Ning Co., Ltd.	320,000	3,503,200
Lifetech Scientific Corp. (b)	516,000	242,238
Lingyi iTech Guangdong Co. Class A (b)	50,400	58,333
Logan Group Co., Ltd.	189,000	144,484
Longfor Group Holdings, Ltd. (d)	263,000	1,238,036
LONGi Green Energy Technology Co., Ltd. Class A (b)	44,680	605,659
Lonking Holdings, Ltd.	174,000	48,877
Luoyang Glass Co., Ltd. Class H (b)(c)	34,000	76,493
Luxshare Precision Industry Co., Ltd. Class A	51,868	401,303
Luye Pharma Group, Ltd. (b)(c)(d)	205,000	93,608
Luzhou Laojiao Co., Ltd. Class A	12,100	483,064
Mango Excellent Media Co., Ltd. Class A	9,700	87,283

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Maoyan Entertainment (b)(d)	41,600	$ 48,770
Maxscend Microelectronics Co., Ltd. Class A	2,500	128,478
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	24,000	29,627
Meitu, Inc. (b)(d)	176,500	35,090
Meituan Class B (b)(d)	591,400	17,098,054
Metallurgical Corp. of China, Ltd. Class A	116,300	70,046
Microport Scientific Corp.	97,308	354,469
Midea Real Estate Holding, Ltd. (d)	42,400	65,914
Ming Yang Smart Energy Group, Ltd. Class A	25,500	104,662
Ming Yuan Cloud Group Holdings, Ltd. (b)	94,000	214,132
Minth Group, Ltd.	122,000	537,524
MMG, Ltd. (b)	284,000	91,069
Mobvista, Inc. (b)(d)	53,000	46,771
Montage Technology Co., Ltd. Class A	9,953	131,271
Muyuan Foods Co., Ltd. Class A	37,823	317,380
Nam Tai Property, Inc. (b)	2,400	24,216
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	33,969	224,357
Nanjing Securities Co., Ltd. Class A	23,900	37,246
NARI Technology Co., Ltd. Class A	40,200	253,058
National Silicon Industry Group Co., Ltd. Class A (b)	25,200	102,321
NAURA Technology Group Co., Ltd. Class A	4,000	218,284
NetDragon Websoft Holdings, Ltd.	19,000	44,647
NetEase, Inc.	291,200	5,882,791
New China Life Insurance Co., Ltd. Class A	11,300	69,090
New China Life Insurance Co., Ltd. Class H	129,800	347,130
New Hope Liuhe Co., Ltd. Class A (b)	42,400	101,415
New Oriental Education & Technology Group, Inc. ADR (b)	254,300	534,030
Nexteer Automotive Group, Ltd.	160,000	198,658
Ninestar Corp. Class A	16,800	126,177
Ningbo Tuopu Group Co., Ltd. Class A	16,500	137,521
Ningxia Baofeng Energy Group Co., Ltd. Class A	44,500	121,484
NIO, Inc. ADR (b)	197,000	6,240,960
Niu Technologies ADR (b)	3,400	54,774
Security Description	Shares	Value
Noah Holdings, Ltd. ADR (b)	4,500	$ 138,105
Nongfu Spring Co., Ltd. Class H (d)	254,800	1,681,498
Ocumension Therapeutics (b)(d)	19,000	42,648
Offshore Oil Engineering Co., Ltd. Class A	92,400	66,985
OneConnect Financial Technology Co., Ltd. (b)	14,200	35,074
OneSmart International Education Group, Ltd. ADR (b)	6,800	2,721
Oppein Home Group, Inc. Class A	6,300	146,130
Orient Securities Co., Ltd. Class A	32,600	75,565
Ovctek China, Inc. Class A	4,620	41,681
Peijia Medical, Ltd. (b)(d)	20,000	34,119
People's Insurance Co. Group of China, Ltd. Class A	77,000	56,911
People's Insurance Co. Group of China, Ltd. Class H	1,306,000	395,336
Perfect World Co., Ltd. Class A	10,650	34,015
PetroChina Co., Ltd. Class A	124,800	96,362
PetroChina Co., Ltd. Class H	2,932,000	1,304,983
Pharmaron Beijing Co., Ltd. Class A	4,800	106,635
Pharmaron Beijing Co., Ltd. Class H (d)	16,300	251,515
PICC Property & Casualty Co., Ltd. Class H	971,700	793,932
Pinduoduo, Inc. ADR (b)	62,400	3,637,920
Ping An Bank Co., Ltd. Class A	176,700	457,933
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	70,700	257,089
Ping An Insurance Group Co. of China, Ltd. Class A	89,290	707,827
Ping An Insurance Group Co. of China, Ltd. Class H	916,000	6,597,155
Poly Developments & Holdings Group Co., Ltd. Class A	86,300	212,118
Poly Property Group Co., Ltd.	182,000	47,856
Postal Savings Bank of China Co., Ltd. Class A	225,400	180,772
Postal Savings Bank of China Co., Ltd. Class H (d)	1,198,000	840,535
Power Construction Corp. of China, Ltd. Class A	142,200	180,684
Powerlong Commercial Management Holdings, Ltd.	16,000	29,758
Powerlong Real Estate Holdings, Ltd.	175,000	91,582

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Prinx Chengshan Holdings, Ltd.	1,500	$ 1,399
Prosus NV (b)	139,633	11,675,874
Proya Cosmetics Co., Ltd. Class A	1,400	45,861
Q Technology Group Co., Ltd. (c)	47,000	60,767
Qudian, Inc. ADR (b)	26,300	25,487
Radiance Holdings Group Co., Ltd. (b)(c)	99,000	52,698
Raytron Technology Co., Ltd. Class A	5,962	73,664
Redco Properties Group, Ltd. (c)(d)	108,000	36,017
Redsun Properties Group, Ltd.	120,000	33,708
ReneSola, Ltd. ADR (b)	13,300	79,268
RLX Technology, Inc. ADR (b)(c)	85,200	332,280
Rongsheng Petrochemical Co., Ltd. Class A	103,050	294,287
Ronshine China Holdings, Ltd. (b)(c)	54,500	20,971
SAIC Motor Corp., Ltd. Class A	73,500	238,448
Sangfor Technologies, Inc. Class A	2,500	75,090
Sany Heavy Equipment International Holdings Co., Ltd.	128,000	123,792
Sany Heavy Industry Co., Ltd. Class A	58,300	209,031
Satellite Chemical Co., Ltd. Class A	12,600	79,317
SDIC Capital Co., Ltd. Class A	34,352	44,405
SDIC Power Holdings Co., Ltd. Class A	41,600	75,035
Seazen Group, Ltd. (b)	238,000	160,879
Seazen Holdings Co., Ltd. Class A	13,900	63,674
SF Holding Co., Ltd. Class A	40,500	438,943
SG Micro Corp. Class A	1,500	72,888
Shaanxi Coal Industry Co., Ltd. Class A	73,400	140,820
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	112,099
Shandong Gold Mining Co., Ltd. Class A	16,800	49,721
Shandong Gold Mining Co., Ltd. Class H (c)(d)	91,000	155,707
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	13,650	67,187
Shandong Linglong Tyre Co., Ltd. Class A	25,208	144,888
Security Description	Shares	Value
Shandong Nanshan Aluminum Co., Ltd. Class A	82,200	$ 60,884
Shandong Sun Paper Industry JSC, Ltd. Class A	17,800	32,162
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	384,400	479,742
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	4,760	44,785
Shanghai Baosight Software Co., Ltd. Class A	27,821	266,133
Shanghai Baosight Software Co., Ltd. Class B	52,934	255,512
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	68,123
Shanghai Diesel Engine Co., Ltd. Class B	32,500	19,402
Shanghai Electric Group Co., Ltd. Class A	55,900	42,722
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	83,888
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	290,792
Shanghai Haixin Group Co. Class B	42,000	15,036
Shanghai Highly Group Co., Ltd. Class B	24,100	12,556
Shanghai Industrial Holdings, Ltd.	53,000	77,226
Shanghai Industrial Urban Development Group, Ltd.	63,600	6,200
Shanghai International Airport Co., Ltd. Class A (b)	5,200	38,180
Shanghai International Port Group Co., Ltd. Class A	63,800	54,981
Shanghai Jin Jiang Capital Co., Ltd. Class H	182,000	68,399
Shanghai Jinjiang International Hotels Co., Ltd. Class A	5,500	50,684
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	85,900	77,825
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	140,935
Shanghai M&G Stationery, Inc. Class A	6,100	61,882
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	62,000	84,568
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	25,600	79,992

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	$ 191,283
Shanghai Pudong Development Bank Co., Ltd. Class A	264,800	355,201
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,080	254,590
Shanghai RAAS Blood Products Co., Ltd. Class A	110,000	117,974
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	42,500	68,839
Shangri-La Asia, Ltd. (b)	156,000	130,262
Shanxi Coking Coal Energy Group Co., Ltd. Class A	129,480	168,390
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	122,365
Shanxi Meijin Energy Co., Ltd. Class A (b)	34,400	87,798
Shanxi Taigang Stainless Steel Co., Ltd. Class A	42,100	46,608
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,960	544,256
Sheng Ye Capital, Ltd.	92,500	91,951
Shengyi Technology Co., Ltd. Class A	31,700	117,397
Shennan Circuits Co., Ltd. Class A	4,760	91,187
Shenwan Hongyuan Group Co., Ltd. Class A	224,600	180,837
Shenzhen Capchem Technology Co., Ltd. Class A	5,000	88,850
Shenzhen Energy Group Co., Ltd. Class A	52,200	66,491
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	44,521
Shenzhen Inovance Technology Co., Ltd. Class A	30,750	331,724
Shenzhen International Holdings, Ltd.	163,282	169,643
Shenzhen Investment, Ltd.	724,301	156,077
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,100	63,534
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	10,000	598,832
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	55,686
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (b)	7,200	30,933
Shenzhen SC New Energy Technology Corp. Class A	2,200	39,544
Shenzhen Sunway Communication Co., Ltd. Class A	5,900	23,492
Security Description	Shares	Value
Shenzhen Transsion Holdings Co., Ltd. Class A	5,516	$ 136,099
Shenzhou International Group Holdings, Ltd.	119,500	2,297,635
Shimao Group Holdings, Ltd. (c)	220,500	144,241
Shimao Services Holdings, Ltd. (c)(d)	71,000	49,359
Shoucheng Holdings, Ltd.	176,000	34,991
Shougang Fushan Resources Group, Ltd.	244,000	82,624
Shui On Land, Ltd.	328,000	44,175
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	150,769
Sichuan Expressway Co., Ltd. Class H	20,000	5,336
Sichuan Road & Bridge Co., Ltd. Class A	39,400	74,599
Sichuan Swellfun Co., Ltd. Class A	3,400	64,155
Sieyuan Electric Co., Ltd. Class A	11,100	85,898
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	463,000	87,893
Silergy Corp.	11,000	1,997,867
Sinolink Securities Co., Ltd. Class A	19,600	34,922
Sinoma Science & Technology Co., Ltd. Class A	11,600	62,058
Sino-Ocean Group Holding, Ltd.	296,000	69,099
Sinopec Engineering Group Co., Ltd. Class H	140,500	69,382
Sinopec Kantons Holdings, Ltd.	120,000	47,099
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	87,347
Sinopharm Group Co., Ltd. Class H	206,400	449,001
Sinotruk Hong Kong, Ltd.	87,000	133,910
SITC International Holdings Co., Ltd.	200,000	723,420
Skshu Paint Co., Ltd. Class A	2,520	55,143
Smoore International Holdings, Ltd. (c)(d)	260,000	1,325,629
SOHO China, Ltd. (b)	353,000	77,878
Sohu.com, Ltd. ADR (b)	8,000	130,240
Songcheng Performance Development Co., Ltd. Class A	32,040	72,151
SOS, Ltd. (b)(c)	21,500	17,677
StarPower Semiconductor, Ltd. Class A	1,900	113,838
Sun Art Retail Group, Ltd.	251,500	100,970
Sun King Technology Group, Ltd.	146,000	82,398
Sunac China Holdings, Ltd.	411,000	621,010

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Sunac Services Holdings, Ltd. (d)	193,000	$ 196,805
Sungrow Power Supply Co., Ltd. Class A	13,900	318,699
Suning.com Co., Ltd. Class A (b)	50,500	32,719
Sunny Optical Technology Group Co., Ltd.	101,600	3,213,647
Sunwoda Electronic Co., Ltd. Class A	18,900	125,305
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,100	47,304
Suzhou Maxwell Technologies Co., Ltd. Class A	800	80,805
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	4,800	61,141
TAL Education Group ADR (b)	69,600	273,528
TBEA Co., Ltd. Class A	113,000	376,190
TCL Electronics Holdings, Ltd.	73,000	37,922
TCL Technology Group Corp Class A	139,900	135,741
Tencent Holdings, Ltd.	833,200	48,818,768
Tencent Music Entertainment Group ADR (b)	104,600	716,510
Thunder Software Technology Co., Ltd. Class A	6,400	139,311
TI Fluid Systems PLC (d)	21,178	73,146
Tianfeng Securities Co., Ltd. Class A	115,900	73,815
Tiangong International Co., Ltd.	104,000	63,630
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	29,600	194,337
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	67,900	78,085
Tianli Education International Holdings, Ltd.	105,000	25,724
Tianma Microelectronics Co., Ltd. Class A	16,900	34,602
Tianneng Power International, Ltd. (c)	78,000	82,539
Times Neighborhood Holdings, Ltd.	42,000	15,569
Tingyi Cayman Islands Holding Corp.	262,000	538,363
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	54,818
Tongcheng Travel Holdings, Ltd. (b)	119,200	220,778
Tongdao Liepin Group (b)	19,400	47,130
Tongkun Group Co., Ltd. Class A	12,700	42,300
Security Description	Shares	Value
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	$ 189,842
Tongwei Co., Ltd. Class A	37,800	267,255
Topchoice Medical Corp. Class A (b)	2,000	62,588
Topsports International Holdings, Ltd. (d)	188,000	190,259
Towngas China Co., Ltd. (b)	96,803	84,184
Transfar Zhilian Co., Ltd. Class A	67,500	92,349
TravelSky Technology, Ltd. Class H	107,000	180,065
Trip.com Group, Ltd. ADR (b)	72,600	1,787,412
Tsingtao Brewery Co., Ltd. Class A	4,500	70,058
Tsingtao Brewery Co., Ltd. Class H	82,000	767,800
Unigroup Guoxin Microelectronics Co., Ltd. Class A	6,300	222,911
Uni-President China Holdings, Ltd.	138,000	133,817
Unisplendour Corp., Ltd. Class A	12,880	46,282
Up Fintech Holding, Ltd. ADR (b)(c)	21,800	107,038
Uxin, Ltd. ADR (b)(c)	71,600	113,128
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	26,500	100,612
Vesync Co., Ltd. (c)	57,000	69,237
Vipshop Holdings, Ltd. ADR (b)	61,700	518,280
Viva Biotech Holdings (d)	81,500	49,237
Vnet Group, Inc. ADR (b)	14,400	130,032
VSTECS Holdings, Ltd.	136,000	127,517
Walvax Biotechnology Co., Ltd. Class A	21,900	193,548
Wanhua Chemical Group Co., Ltd. Class A	25,400	403,425
Want Want China Holdings, Ltd.	656,000	602,460
Weibo Corp. ADR (b)(c)	8,710	269,836
Weichai Power Co., Ltd. Class A	79,100	222,533
Weichai Power Co., Ltd. Class H	296,000	579,372
Weihai Guangwei Composites Co., Ltd. Class A	10,200	135,507
Weimob, Inc. (b)(d)	245,000	247,945
Wens Foodstuffs Group Co., Ltd. Class A (b)	34,560	104,674
West China Cement, Ltd. (b)	262,000	46,712
Western Securities Co., Ltd. Class A	30,800	39,087
Westone Information Industry, Inc. Class A	11,900	104,683
Wharf Holdings, Ltd.	247,000	758,777

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Will Semiconductor Co., Ltd. Shanghai Class A	8,100	$ 395,851
Wilmar International, Ltd.	269,100	826,372
Wingtech Technology Co., Ltd. Class A	8,000	162,666
Wuchan Zhongda Group Co., Ltd. Class A	175,700	163,569
Wuhan Guide Infrared Co., Ltd. Class A	33,320	126,855
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	48,864
Wuliangye Yibin Co., Ltd. Class A	32,500	1,137,977
WUS Printed Circuit Kunshan Co., Ltd. Class A	13,640	35,564
WuXi AppTec Co., Ltd. Class A	21,000	391,596
WuXi AppTec Co., Ltd. Class H (d)	48,003	831,215
Wuxi Biologics Cayman, Inc. (b)(d)	521,500	6,190,735
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	23,680	276,941
Wuxi Shangji Automation Co., Ltd. Class A	2,000	52,517
XCMG Construction Machinery Co., Ltd. Class A	112,400	105,877
XD, Inc. (b)(c)	22,000	111,463
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(d)	40,500	31,636
Xiamen C & D, Inc. Class A	72,000	102,695
Xiamen Faratronic Co., Ltd. Class A	1,900	69,438
Xiaomi Corp. Class B (b)(d)	2,066,000	5,008,453
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,900	59,311
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	224,894
Xinyi Solar Holdings, Ltd.	705,811	1,196,827
XPeng, Inc. ADR (b)	55,600	2,798,348
Xtep International Holdings, Ltd.	168,474	280,923
Yadea Group Holdings, Ltd. (d)	146,000	284,648
Yangzijiang Shipbuilding Holdings, Ltd.	370,300	368,061
Yankuang Energy Group Co., Ltd. Class H	234,000	465,221
Yanlord Land Group, Ltd.	128,800	106,048
Security Description	Shares	Value
Yantai Eddie Precision Machinery Co., Ltd. Class A	13,300	$ 66,761
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	73,596
Yanzhou Coal Mining Co., Ltd. Class A	27,700	102,497
Yatsen Holding, Ltd. ADR (b)	11,900	25,585
Yeahka, Ltd. (b)(c)	28,000	92,659
Yealink Network Technology Corp., Ltd. Class A	8,400	107,592
Yifeng Pharmacy Chain Co., Ltd. Class A	6,916	59,937
Yihai International Holding, Ltd. (b)(c)	58,000	268,191
Yihai Kerry Arawana Holdings Co., Ltd. Class A	10,000	98,961
Yixin Group, Ltd. (b)(d)	141,000	22,064
Yonghui Superstores Co., Ltd. Class A	51,900	33,054
YongXing Special Materials Technology Co., Ltd. Class A	3,400	79,142
Yonyou Network Technology Co., Ltd. Class A	20,930	118,094
Youdao, Inc. ADR (b)	10,100	126,048
YTO Express Group Co., Ltd. Class A	44,600	116,987
Yuexiu Property Co., Ltd.	305,800	269,467
Yuexiu Transport Infrastructure, Ltd.	208,000	123,258
Yum China Holdings, Inc.	60,100	2,995,384
Yunda Holding Co., Ltd. Class A	18,850	60,649
Yunnan Aluminium Co., Ltd. Class A (b)	41,400	72,721
Yunnan Baiyao Group Co., Ltd. Class A	9,200	151,403
Yunnan Energy New Material Co., Ltd. Class A	8,000	315,016
Yuzhou Group Holdings Co., Ltd. (c)	326,648	26,815
Zai Lab, Ltd. ADR (b)	11,395	716,176
Zensun Enterprises, Ltd.	120,000	59,413
Zepp Health Corp. ADR (b)	5,700	28,785
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	5,600	384,969
Zhaojin Mining Industry Co., Ltd. Class H	161,000	137,534
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	45,800	60,428
Zhejiang Chint Electrics Co., Ltd. Class A (b)	13,200	111,864
Zhejiang Dahua Technology Co., Ltd. Class A	18,400	67,940
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	104,253

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Zhejiang Expressway Co., Ltd. Class H	172,000	$ 153,329
Zhejiang HangKe Technology, Inc. Co. Class A	5,639	95,398
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	27,000	91,967
Zhejiang Huayou Cobalt Co., Ltd. Class A	7,300	126,633
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	20,600	225,144
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	11,900	105,282
Zhejiang Longsheng Group Co., Ltd. Class A	21,100	41,908
Zhejiang NHU Co., Ltd. Class A	14,040	68,709
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A (b)	34,000	135,272
Zhejiang Supor Co., Ltd. Class A (b)	3,800	37,193
Zhejiang Weiming Environment Protection Co., Ltd. Class A	18,000	103,402
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	111,734
Zhejiang Yongtai Technology Co., Ltd. Class A (b)	12,100	97,442
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (c)	27,200	28,608
Zhenro Properties Group, Ltd.	342,000	162,746
Zheshang Securities Co., Ltd. Class A	21,700	44,976
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(d)	60,300	209,603
Zhongliang Holdings Group Co., Ltd.	192,500	90,123
Zhongsheng Group Holdings, Ltd.	86,500	674,576
Zhongtai Securities Co., Ltd. Class A	72,500	113,669
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)(d)	102,000	76,929
Zhuzhou CRRC Times Electric Co., Ltd. Class H	75,000	434,341
Zhuzhou Kibing Group Co., Ltd. Class A	19,700	52,975
Zijin Mining Group Co., Ltd. Class A	135,100	206,080
Zijin Mining Group Co., Ltd. Class H	780,000	928,440
Security Description	Shares	Value
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A (b)	87,400	$ 98,546
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	198,800	125,201
ZTE Corp. Class A	25,000	131,702
ZTE Corp. Class H	90,800	248,654
ZTO Express Cayman, Inc. ADR	62,100	1,752,462
		393,470,118
COLOMBIA — 0.0% (a)
Bancolombia SA ADR	500	15,795
Bancolombia SA	36,061	307,449
Bancolombia SA Preference Shares	45,715	359,430
Canacol Energy, Ltd.	16,900	42,947
Cementos Argos SA	60,790	91,260
Corp. Financiera Colombiana SA (b)	9,211	64,726
Ecopetrol SA ADR (c)	700	9,023
Ecopetrol SA	545,795	360,734
Grupo Argos SA	49,231	163,902
Grupo de Inversiones Suramericana SA	24,789	182,720
Interconexion Electrica SA ESP	58,240	320,534
Millicom International Cellular SA SDR (b)	13,384	380,358
		2,298,878
CYPRUS — 0.0% (a)
Atalaya Mining PLC	10,407	58,004
CZECH REPUBLIC — 0.0% (a)
CEZ A/S	23,879	903,717
Komercni banka A/S	11,765	503,401
Moneta Money Bank A/S (d)	69,836	299,613
Philip Morris CR A/S	128	94,308
		1,801,039
DENMARK — 1.6%
ALK-Abello A/S (b)	950	498,223
Alm Brand A/S	122,302	238,237
Ambu A/S Class B	24,174	639,441
AP Moller - Maersk A/S Class A	524	1,744,998
AP Moller - Maersk A/S Class B	835	2,993,884
Atlantic Sapphire ASA (b)(c)	7,460	35,742
Bavarian Nordic A/S (b)	9,501	390,485
Better Collective A/S (b)	3,740	81,378
Carlsberg AS Class B	14,372	2,482,042
cBrain A/S	1,152	49,671
Cementir Holding NV	5,474	52,166
Chemometec A/S	2,260	287,845
Chr. Hansen Holding A/S	15,388	1,212,641

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Coloplast A/S Class B	17,141	$ 3,016,596
D/S Norden A/S	5,060	128,739
Danske Bank A/S	99,598	1,720,056
Demant A/S (b)	15,236	780,640
Dfds A/S (b)	6,404	341,729
Drilling Co. of 1972 A/S (b)	3,800	148,857
DSV A/S	29,435	6,874,655
FLSmidth & Co. A/S	6,895	257,551
Genmab A/S (b)	9,477	3,810,941
GN Store Nord A/S	17,943	1,128,390
H Lundbeck A/S	11,647	300,691
ISS A/S (b)	22,771	435,209
Jyske Bank A/S (b)	8,043	414,432
Matas A/S	12,409	236,217
Netcompany Group A/S (d)	5,701	614,098
Nilfisk Holding A/S (b)	3,415	112,263
NKT A/S (b)	5,931	286,201
NNIT A/S (b)(d)	5,944	104,334
Novo Nordisk A/S Class B	242,972	27,305,442
Novozymes A/S Class B	29,423	2,416,733
NTG Nordic Transport Group A/S Class A (b)	870	71,034
Orsted A/S (d)	27,295	3,485,614
Pandora A/S	14,471	1,804,159
Per Aarsleff Holding A/S	2,547	118,972
Ringkjoebing Landbobank A/S	4,482	601,689
ROCKWOOL International A/S Class B	1,235	540,056
Royal Unibrew A/S	6,920	780,004
Scandinavian Tobacco Group A/S Class A (d)	10,671	224,017
Schouw & Co. A/S	1,823	158,601
SimCorp A/S	5,781	631,820
Solar A/S Class B	753	91,531
Spar Nord Bank A/S	14,608	186,725
Sydbank A/S	9,123	288,465
Topdanmark A/S	7,847	440,327
Trifork Holding AG (b)	1,282	59,491
Tryg A/S	51,952	1,282,863
Vestas Wind Systems A/S	145,712	4,455,854
Zealand Pharma A/S (b)	6,002	133,159
		76,494,908
EGYPT — 0.0% (a)
Centamin PLC	201,929	242,925
Commercial International Bank Egypt SAE (b)	183,728	619,717
Eastern Co SAE	112,565	76,811
ElSewedy Electric Co.	69,110	43,243
Energean PLC (b)	22,295	258,188
		1,240,884
FAEROE ISLANDS — 0.0% (a)
Bakkafrost P/F	8,463	560,086
Security Description	Shares	Value
FINLAND — 0.8%
Admicom Oyj	920	$ 88,406
Aktia Bank Oyj	16,282	227,375
Anora Group Oyj	4,874	60,194
BasWare Oyj (b)	3,905	134,333
Cargotec Oyj Class B	5,573	277,841
Caverion Oyj	14,031	101,959
Citycon Oyj (b)(c)	6,474	51,536
Elisa Oyj	20,840	1,282,603
Finnair Oyj (b)(c)	99,297	67,210
Fortum Oyj	63,842	1,959,504
F-Secure Oyj	14,547	82,135
Harvia Oyj	1,795	119,823
Huhtamaki Oyj	13,994	618,894
Kamux Corp.	4,099	53,466
Kemira Oyj	15,042	228,020
Kesko Oyj Class B	39,691	1,324,308
Kojamo Oyj	17,592	424,919
Kone Oyj Class B	49,042	3,515,775
Konecranes Oyj	8,165	326,469
Marimekko Oyj (b)	836	80,524
Metsa Board Oyj Class B	25,610	250,755
Metso Outotec Oyj	89,708	953,645
Musti Group Oyj (b)	7,349	258,741
Neles Oyj	21,711	338,003
Neste Oyj	61,043	3,009,968
Nokia Oyj (b)(e)	765,587	4,852,866
Nokia Oyj (b)(e)	12,368	78,271
Nokian Renkaat Oyj	20,812	788,124
Nordea Bank Abp (e)	463,093	5,651,936
Nordea Bank Abp (e)	4,394	53,896
Oriola Oyj Class B	11,775	26,848
Orion Oyj Class B	16,964	704,524
Outokumpu Oyj (b)	68,881	430,823
Puuilo Oyj (b)	6,116	65,030
QT Group Oyj (b)	2,926	444,547
Remedy Entertainment Oyj	975	44,018
Revenio Group Oyj	3,977	251,233
Rovio Entertainment Oyj (d)	4,628	34,630
Sampo Oyj Class A	71,962	3,605,657
Sanoma Oyj	9,523	147,499
Spinnova Oyj (b)	2,218	33,875
Stora Enso Oyj Class R	84,393	1,548,983
Talenom Oyj	3,511	46,715
TietoEVRY Oyj	12,811	400,347
Tokmanni Group Corp.	6,629	148,131
UPM-Kymmene Oyj	77,012	2,930,361
Uponor Oyj	8,507	202,577
Valmet Oyj	21,112	905,603
Wartsila OYJ Abp	72,752	1,022,587
YIT Oyj (c)	22,823	111,967
		40,367,454
FRANCE — 5.9%
AB Science SA (b)	2,718	37,091
ABC arbitrage	11,541	93,708

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Accor SA (b)	25,040	$ 810,127
Adevinta ASA (b)	36,411	484,335
Aeroports de Paris (b)	4,477	576,838
Air France-KLM (b)	50,144	220,739
Air Liquide SA	68,532	11,948,929
Airbus SE (b)	85,278	10,896,461
Akka Technologies (b)	2,518	138,306
AKWEL	1,074	26,564
Albioma SA	3,457	134,765
ALD SA (d)	13,620	200,423
Alstom SA	45,901	1,629,640
Altarea SCA REIT	443	84,433
Alten SA	4,297	774,518
Amundi SA (d)	8,224	678,512
Aramis Group SAS (b)(d)	2,795	44,689
Arkema SA	9,292	1,308,706
Atos SE	13,346	567,471
Aubay	681	48,480
AXA SA	279,991	8,337,453
Believe SA (b)	2,588	49,732
Beneteau SA (b)	8,515	137,890
BioMerieux	5,993	851,223
BNP Paribas SA	162,714	11,244,779
Boiron SA	454	18,457
Bollore SA	131,034	733,138
Bonduelle SCA	1,324	31,393
Bouygues SA	34,758	1,244,699
Bureau Veritas SA	44,131	1,464,421
Capgemini SE	23,195	5,684,318
Carmila SA REIT	9,871	155,583
Carrefour SA	91,210	1,670,475
Casino Guichard Perrachon SA (b)	4,904	129,104
Cellectis SA (b)	6,927	58,608
CGG SA (b)	58,359	42,235
Chargeurs SA	5,066	150,133
Cie de Saint-Gobain	72,570	5,105,920
Cie des Alpes (b)	1,015	15,929
Cie Generale des Etablissements Michelin SCA	24,417	4,002,614
Cie Plastic Omnium SA	7,171	186,420
CNP Assurances	27,834	688,449
Coface SA (b)	17,138	244,201
Covivio REIT	7,022	576,547
Credit Agricole SA	178,914	2,553,435
Danone SA	94,499	5,866,473
Dassault Aviation SA	3,899	421,224
Dassault Systemes SE	96,170	5,720,857
Derichebourg SA (b)	21,744	250,982
Edenred	35,529	1,639,173
Eiffage SA	12,050	1,239,597
Electricite de France SA	82,883	973,649
Elior Group SA (b)(d)	27,606	199,820
Elis SA (b)	32,174	556,873
Engie SA	264,213	3,910,225
Security Description	Shares	Value
Eramet SA (b)	1,844	$ 150,879
Esker SA	715	293,935
EssilorLuxottica SA	41,537	8,844,443
Eurazeo SE	5,311	463,846
Europcar Mobility Group (b)(d)	406,135	233,792
Eutelsat Communications SA	31,606	385,841
Faurecia SE (e)	15,629	743,457
Faurecia SE (e)	2,032	94,927
Fnac Darty SA	3,113	203,556
Gaztransport Et Technigaz SA	3,105	290,425
Gecina SA REIT	7,116	994,545
Getlink SE	61,954	1,025,811
Hermes International	4,581	8,001,810
ICADE REIT	3,914	280,858
ID Logistics Group (b)	344	143,765
Imerys SA	3,902	162,141
Interparfums SA	2,800	234,036
Ipsen SA	5,750	526,381
IPSOS	5,617	263,491
JCDecaux SA (b)	11,798	295,167
Kaufman & Broad SA	1,893	79,543
Kering SA	10,851	8,722,972
Klepierre SA REIT (b)	32,449	769,386
Korian SA	10,342	327,424
La Francaise des Jeux SAEM (d)	12,891	570,846
Lagardere SA (b)	5,606	155,426
Legrand SA	38,453	4,499,688
LISI	1,713	55,226
LNA Sante SA	455	26,027
L'Oreal SA	36,302	17,212,790
LVMH Moet Hennessy Louis Vuitton SE	40,160	33,202,047
Maisons du Monde SA (d)	4,452	103,079
Manitou BF SA	1,060	33,210
McPhy Energy SA (b)	2,265	55,739
Mercialys SA REIT	13,227	128,908
Mersen SA	3,522	147,793
Metropole Television SA	2,287	44,629
Neoen SA (b)(d)	5,049	219,104
Nexans SA	3,423	334,183
Nexity SA	5,241	246,389
Orange SA	289,341	3,097,239
Orpea SA	7,480	749,401
Pernod Ricard SA	30,306	7,289,131
PEUGEOT INVEST	451	63,597
Pharmagest Interactive	412	44,041
Publicis Groupe SA	32,981	2,220,354
Quadient SA	3,126	68,041
Remy Cointreau SA	3,144	765,126
Renault SA (b)	27,806	965,863
Rexel SA (b)	32,973	668,569
Rubis SCA	16,146	482,166
Safran SA	49,443	6,053,352

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Sanofi	164,489	$ 16,569,496
Sartorius Stedim Biotech	4,061	2,227,804
SCOR SE	21,592	673,773
SEB SA	3,735	581,475
SES-imagotag SA (b)	637	54,475
SMCP SA (b)(d)	4,538	37,853
Societe BIC SA	4,123	221,868
Societe Generale SA	116,848	4,013,626
Sodexo SA	13,476	1,180,937
SOITEC (b)	3,157	772,598
Solutions 30 SE (b)	8,587	69,284
Sopra Steria Group SACA	2,111	378,099
SPIE SA	21,501	555,525
Suez SA	53,454	1,204,208
Technicolor SA (b)	24,714	79,593
Technip Energies NV (b)	19,962	291,024
Teleperformance	8,479	3,779,788
Television Francaise 1	4,354	43,201
Thales SA	16,281	1,384,903
TotalEnergies SE	362,862	18,416,416
Trigano SA	1,440	280,024
Ubisoft Entertainment SA (b)	14,845	727,096
Unibail-Rodamco-Westfield CDI (b)(e)	34,100	118,260
Unibail-Rodamco-Westfield REIT (b)(e)	16,220	1,136,604
Valeo	32,776	990,713
Vallourec SA (b)	18,541	185,546
Valneva SE (b)	9,438	262,956
Veolia Environnement SA	94,821	3,478,609
Verallia SASU (d)	11,025	388,165
Vicat SA	3,900	159,663
Vilmorin & Cie SA	622	37,913
Vinci SA	77,809	8,221,083
Virbac SA	654	315,713
Vivendi SE	115,840	1,566,308
Voltalia SA (b)	2,962	66,222
Wendel SE	3,842	460,505
Worldline SA (b)(d)	33,965	1,893,011
		282,719,496
GEORGIA — 0.0% (a)
Bank of Georgia Group PLC	5,714	129,092
TBC Bank Group PLC	4,451	99,473
		228,565
GERMANY — 5.1%
1&1 AG	6,659	181,894
Aareal Bank AG	7,346	240,257
About You Holding SE (b)	5,000	116,336
Adesso SE	303	72,015
Adidas AG	27,472	7,910,259
ADLER Group SA (d)	8,987	111,398
ADVA Optical Networking SE (b)	10,788	172,735
AIXTRON SE	17,031	346,100
Allianz SE	59,489	14,047,704
Security Description	Shares	Value
Alstria Office REIT-AG	23,891	$ 530,607
Amadeus Fire AG	685	141,775
Aroundtown SA	137,953	834,602
Atoss Software AG	537	132,517
AURELIUS Equity Opportunities SE & Co. KGaA	3,824	117,588
Aurubis AG	4,053	405,875
BASF SE	132,525	9,310,703
Basler AG	379	68,443
Bayer AG	141,752	7,576,416
Bayerische Motoren Werke AG	47,532	4,783,183
Bayerische Motoren Werke AG Preference Shares	8,324	693,862
BayWa AG	2,500	109,598
Bechtle AG	12,795	915,807
Beiersdorf AG	15,058	1,547,663
Bertrandt AG (b)	1,559	101,055
Bilfinger SE (b)	5,632	191,501
Borussia Dortmund GmbH & Co. KGaA (b)	7,994	39,454
Brenntag SE	22,547	2,040,466
CANCOM SE	4,936	332,415
Carl Zeiss Meditec AG	5,807	1,220,697
CECONOMY AG (b)	17,753	76,515
Cewe Stiftung & Co. KGaA	785	114,623
Commerzbank AG (b)	138,343	1,052,338
CompuGroup Medical SE & Co. KgaA	3,440	278,336
Continental AG (b)	16,345	1,730,685
Corestate Capital Holding SA (b)(c)	2,251	28,875
Covestro AG (d)	28,716	1,769,946
CropEnergies AG	4,161	58,013
CTS Eventim AG & Co. KGaA (b)	8,311	608,284
Daimler AG	123,492	9,492,006
Daimler Truck Holding AG (b)	59,090	2,169,795
Datagroup SE (b)	430	47,433
Dermapharm Holding SE	3,546	360,103
Deutsche Bank AG (b)	298,224	3,736,647
Deutsche Beteiligungs AG	2,337	105,907
Deutsche Boerse AG	27,306	4,567,805
Deutsche EuroShop AG	5,377	89,520
Deutsche Lufthansa AG (b)	83,739	588,509
Deutsche Pfandbriefbank AG (d)	19,403	233,228
Deutsche Post AG	143,025	9,196,117
Deutsche Telekom AG	480,915	8,914,412
Deutz AG (b)	12,501	93,400
DIC Asset AG	5,992	104,733
Draegerwerk AG & Co. KGaA	314	19,318
Draegerwerk AG & Co. KGaA Preference Shares	947	59,500
Duerr AG	7,444	339,628
E.ON SE	322,737	4,474,664

See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,138	$ 228,788
Einhell Germany AG Preference Shares	242	60,820
Elmos Semiconductor SE	932	62,002
ElringKlinger AG (b)	2,938	37,120
Encavis AG	12,193	215,753
Energiekontor AG	858	69,276
Evonik Industries AG	34,081	1,103,409
Evotec SE (b)	18,118	875,661
Fielmann AG	3,402	228,837
Flatex DEGIRO AG (b)	9,844	226,579
Fraport AG Frankfurt Airport Services Worldwide (b)	5,337	359,177
Freenet AG	21,418	566,777
Fresenius Medical Care AG & Co. KGaA	29,591	1,922,811
Fresenius SE & Co. KGaA	60,432	2,432,803
FUCHS PETROLUB SE Preference Shares	10,028	455,241
GEA Group AG	22,136	1,210,572
Gerresheimer AG	4,531	436,430
GFT Technologies SE	2,000	104,964
Grand City Properties SA	14,407	342,090
GRENKE AG	4,025	140,292
Hamborner REIT AG	13,775	156,931
Hamburger Hafen und Logistik AG	2,251	52,630
Hannover Rueck SE	9,118	1,733,176
HeidelbergCement AG	22,284	1,508,318
Heidelberger Druckmaschinen AG (b)	30,000	90,237
HelloFresh SE (b)	23,832	1,830,452
Henkel AG & Co. KGaA Preference Shares	25,817	2,088,605
Henkel AG & Co. KGaA	14,994	1,171,416
Hensoldt AG	7,515	106,997
HOCHTIEF AG	2,491	201,126
Home24 SE (b)	2,725	35,947
Hornbach Baumarkt AG	819	44,380
Hornbach Holding AG & Co. KGaA	1,214	182,924
HUGO BOSS AG	8,634	525,294
Hypoport SE (b)	457	265,567
Indus Holding AG	1,771	65,958
Infineon Technologies AG	188,429	8,734,110
Instone Real Estate Group SE (d)	7,035	133,123
Jenoptik AG	7,113	300,422
JOST Werke AG (d)	3,047	171,520
Jungheinrich AG Preference Shares	6,146	313,677
K+S AG (b)	27,697	478,282
KION Group AG	10,412	1,142,374
Kloeckner & Co. SE (b)	12,637	154,055
Knorr-Bremse AG	10,467	1,034,377
Koenig & Bauer AG (b)	1,881	66,953
Security Description	Shares	Value
Krones AG	2,176	$ 237,309
KWS SAA t SE & Co. KGaA	1,667	138,387
LANXESS AG	13,168	816,118
LEG Immobilien SE	10,510	1,466,507
LPKF Laser & Electronics AG	2,502	55,597
MBB SE	230	36,042
Medios AG (b)	1,048	46,301
Merck KGaA	18,549	4,788,319
METRO AG	18,554	194,538
MLP SE	12,808	124,824
Montana Aerospace AG (b)(d)	2,262	84,035
MorphoSys AG (b)	3,637	137,935
MTU Aero Engines AG	7,961	1,624,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,215	5,988,502
Nagarro SE (b)	1,607	369,151
Nemetschek SE	8,333	1,068,925
New Work SE	256	63,319
Nordex SE (b)	15,250	241,231
Norma Group SE	3,466	133,539
Northern Data AG (b)	970	84,937
OHB SE	540	22,107
PATRIZIA AG	4,758	110,921
Pfeiffer Vacuum Technology AG	515	126,502
PNE AG	3,945	37,909
Porsche Automobil Holding SE Preference Shares	22,094	2,096,454
ProSiebenSat.1 Media SE	29,028	462,479
Puma SE	15,671	1,915,764
PVA TePla AG (b)	2,642	125,888
Rational AG	716	733,137
Rheinmetall AG	6,001	566,829
RWE AG	92,692	3,765,221
SAF-Holland SE (b)	7,955	111,271
Salzgitter AG (b)	5,203	185,907
SAP SE	150,670	21,400,601
Sartorius AG Preference Shares	4,275	2,893,582
Schaeffler AG Preference Shares	16,805	139,317
Scout24 SE (d)	12,081	843,819
Secunet Security Networks AG	245	115,207
SGL Carbon SE (b)	6,303	55,120
Siemens AG	110,380	19,165,021
Siemens Energy AG (b)	60,240	1,540,675
Siemens Healthineers AG (d)	40,689	3,045,591
Siltronic AG	2,468	394,609
Sirius Real Estate, Ltd.	129,886	248,757
Sixt SE (b)	2,056	363,806
Sixt SE Preference Shares	2,921	288,329
SMA Solar Technology AG	2,210	93,944
Software AG	6,632	264,570
Softwareone Holding AG (b)	12,183	264,211

See accompanying notes to financial statements.
111

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Stabilus SA	3,524	$ 258,684
Steico SE	1,042	133,190
STO SE & Co. KGaA Preference Shares	608	152,803
STRATEC SE	869	136,178
Stroeer SE & Co. KGaA	4,200	330,993
Suedzucker AG	10,311	155,365
Symrise AG	18,504	2,741,870
Synlab AG (b)	5,999	161,001
TAG Immobilien AG	20,229	566,139
Takkt AG	5,349	93,433
TeamViewer AG (b)(d)	23,210	311,982
Telefonica Deutschland Holding AG	150,217	416,988
Thyssenkrupp AG (b)	55,874	615,320
TUI AG (b)(c)	171,190	536,543
Uniper SE	26,583	1,263,622
United Internet AG	15,885	631,171
Varta AG (c)	2,625	341,800
VERBIO Vereinigte BioEnergie AG	7,261	497,910
Vitesco Technologies Group AG Class A (b)	2,749	135,050
Volkswagen AG	4,929	1,448,399
Volkswagen AG Preference Shares	26,778	5,404,609
Vonovia SE	106,451	5,871,218
Vossloh AG	1,786	91,701
Wacker Chemie AG	2,112	316,072
Wacker Neuson SE	5,915	169,778
Westwing Group AG (b)	1,239	31,195
Wuestenrot & Wuerttembergische AG	2,120	42,576
Zalando SE (b)(d)	32,427	2,623,357
Zeal Network SE	1,460	66,080
		242,893,762
GHANA — 0.0% (a)
Tullow Oil PLC (b)	111,829	70,356
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	44,550
Alpha Services & Holdings SA (b)	322,157	394,566
Athens Water Supply & Sewage Co. SA (b)	4,435	39,390
Eurobank Ergasias Services & Holdings SA Class A (b)	375,312	380,454
FF Group (b)(f)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	106,904
Hellenic Petroleum Holdings SA (b)	7,184	50,815
Hellenic Telecommunications Organization SA	33,011	610,214
Holding Co. ADMIE IPTO SA	31,100	85,411
JUMBO SA	15,734	225,448
LAMDA Development SA (b)	12,062	94,715
Security Description	Shares	Value
Motor Oil Hellas Corinth Refineries SA	8,808	$ 137,726
Mytilineos SA	14,458	248,762
National Bank of Greece SA (b)	79,333	264,518
OPAP SA	29,925	424,363
Piraeus Financial Holdings SA (b)	81,346	119,334
Public Power Corp. SA (b)	28,800	307,863
Sarantis SA	3,274	33,136
Terna Energy SA	8,992	138,865
		3,707,034
GUERNSEY — 0.0% (a)
BMO Commercial Property Trust REIT	140,782	200,216
HONG KONG — 1.5%
AIA Group, Ltd.	1,749,800	17,640,968
Alibaba Pictures Group, Ltd. (b)(c)	1,680,000	152,996
Apollo Future Mobility Group, Ltd. (b)(c)	1,040,000	60,028
ASM Pacific Technology, Ltd.	44,500	480,885
Bank of East Asia, Ltd.	217,340	312,226
Beijing Energy International Holding Co., Ltd. (b)	158,000	5,978
Cafe de Coral Holdings, Ltd.	40,000	71,316
Champion REIT	300,000	153,534
China High Speed Transmission Equipment Group Co., Ltd. (b)(c)	107,000	77,131
China Huishan Dairy Holdings Co., Ltd. (b)(f)	66,000	—
China Youzan, Ltd. (b)(c)	1,724,000	119,410
Chinese Estates Holdings, Ltd. (b)	55,000	20,317
Chow Sang Sang Holdings International, Ltd.	60,000	83,886
Citychamp Watch & Jewellery Group, Ltd. (b)	286,000	56,127
CK Asset Holdings, Ltd.	289,681	1,826,228
CK Infrastructure Holdings, Ltd.	96,000	611,367
CK Life Sciences Int'l Holdings, Inc.	310,000	29,424
CLP Holdings, Ltd.	235,500	2,378,773
CMBC Capital Holdings, Ltd. (c)	47,999	29,737
C-Mer Eye Care Holdings, Ltd.	40,000	35,350
Comba Telecom Systems Holdings, Ltd. (b)(c)	280,000	64,646
Concord New Energy Group, Ltd.	620,000	65,210
Cowell e Holdings, Inc. (b)	46,000	77,529
CP Pokphand Co., Ltd.	354,000	51,763
Crystal International Group, Ltd. (d)	65,500	22,012

See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Dah Sing Banking Group, Ltd.	38,000	$ 32,462
Dah Sing Financial Holdings, Ltd.	23,200	70,228
Digital China Holdings, Ltd. (c)	68,000	43,174
EC Healthcare	54,000	77,160
Far East Consortium International, Ltd.	109,605	39,926
Fortune Real Estate Investment Trust	216,000	221,921
Glory Sun Financial Group, Ltd. (b)	4,116,000	105,589
Grand Pharmaceutical Group, Ltd. Class A (c)	130,000	107,884
Guotai Junan International Holdings, Ltd.	261,000	36,156
Haitong International Securities Group, Ltd.	379,000	81,670
Hang Lung Group, Ltd.	131,000	279,935
Hang Lung Properties, Ltd.	287,000	590,470
Hang Seng Bank, Ltd.	110,600	2,024,373
Henderson Land Development Co., Ltd.	211,466	900,513
Hi Sun Technology China, Ltd. (b)(c)	207,000	27,348
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	383,164	375,974
HKBN, Ltd.	114,000	139,936
HKT Trust & HKT, Ltd. Stapled Security	564,000	758,144
Hong Kong & China Gas Co., Ltd.	1,602,101	2,494,710
Hong Kong Exchanges & Clearing, Ltd.	174,261	10,178,990
Hong Kong Technology Venture Co., Ltd. (c)	127,000	138,463
Hongkong & Shanghai Hotels Ltd (b)	37,473	32,925
Hongkong Land Holdings, Ltd.	172,500	897,000
Huabao International Holdings, Ltd. (c)	113,000	208,714
Hutchison Port Holdings Trust Stapled Security	883,800	198,855
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	55,475
Hysan Development Co., Ltd.	82,000	253,479
IVD Medical Holding, Ltd.	218,000	90,038
Jardine Matheson Holdings, Ltd.	31,200	1,716,312
Johnson Electric Holdings, Ltd.	52,500	111,245
K Wah International Holdings, Ltd.	225,000	86,868
Kerry Properties, Ltd.	75,500	196,587
Security Description	Shares	Value
Kingboard Laminates Holdings, Ltd.	114,000	$ 193,892
Lifestyle International Holdings, Ltd. (b)	41,000	22,561
Link REIT	302,590	2,664,444
LK Technology Holdings, Ltd. (c)	75,000	154,112
Luk Fook Holdings International, Ltd.	51,000	137,373
Man Wah Holdings, Ltd.	257,600	399,139
Melco International Development, Ltd. (b)	78,000	95,145
Melco Resorts & Entertainment, Ltd. ADR (b)	29,630	301,633
MTR Corp., Ltd.	234,881	1,260,825
New World Development Co., Ltd.	228,581	904,496
Nine Dragons Paper Holdings, Ltd. (b)	242,000	259,808
Nissin Foods Co., Ltd. (c)	76,000	58,197
NWS Holdings, Ltd.	225,968	211,873
Pacific Basin Shipping, Ltd.	790,000	289,804
Pacific Textiles Holdings, Ltd.	85,000	40,122
PAX Global Technology, Ltd.	81,000	57,350
PCCW, Ltd.	557,471	282,443
Perfect Medical Health Management, Ltd.	80,000	58,079
Pou Sheng International Holdings, Ltd. (b)	219,000	32,023
Power Assets Holdings, Ltd.	202,000	1,259,213
Prosperity REIT	191,000	75,456
Realord Group Holdings, Ltd. (b)(c)	46,000	57,409
Sa Sa International Holdings, Ltd. (b)(c)	124,000	26,561
Shun Tak Holdings, Ltd. (b)	122,000	33,644
Sino Biopharmaceutical, Ltd.	1,464,000	1,025,286
Sino Land Co., Ltd.	503,184	626,697
Skyworth Group, Ltd. (b)	160,000	112,053
SmarTone Telecommunications Holdings, Ltd.	38,500	20,494
SSY Group, Ltd. (c)	204,000	105,188
Stella International Holdings, Ltd.	45,500	55,034
Sun Hung Kai & Co., Ltd.	57,000	30,414
Sun Hung Kai Properties, Ltd.	188,500	2,287,252
SUNeVision Holdings, Ltd.	101,000	95,607
Sunlight Real Estate Investment Trust	122,000	67,914
Swire Pacific, Ltd. Class A	72,000	409,579
Swire Properties, Ltd.	188,200	471,689
Techtronic Industries Co., Ltd.	199,000	3,961,469
Texhong Textile Group, Ltd.	30,500	40,295

See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Truly International Holdings, Ltd.	248,000	$ 101,474
United Laboratories International Holdings, Ltd.	166,000	92,834
Value Partners Group, Ltd.	187,000	93,305
Vinda International Holdings, Ltd.	47,000	114,541
Vitasoy International Holdings, Ltd. (b)(c)	98,000	197,853
Viva China Holdings, Ltd.	528,000	104,296
VTech Holdings, Ltd.	23,700	185,586
WH Group, Ltd. (d)	1,240,702	778,194
Wharf Real Estate Investment Co., Ltd. (c)	247,000	1,254,595
Xinyi Glass Holdings, Ltd.	275,000	687,826
Yue Yuen Industrial Holdings, Ltd. (b)	105,500	176,458
Yuexiu Real Estate Investment Trust	420,000	174,006
Zhuguang Holdings Group Co., Ltd. (c)	174,000	36,156
		69,181,062
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	83,218
MOL Hungarian Oil & Gas PLC	59,117	459,659
OTP Bank Nyrt (b)	32,320	1,655,397
Richter Gedeon Nyrt	20,169	542,966
		2,741,240
INDIA — 3.7%
3M India, Ltd. (b)	304	103,714
Aarti Drugs, Ltd. (b)	792	5,806
Aarti Industries, Ltd.	30,791	416,121
Aavas Financiers, Ltd. (b)	5,091	179,165
ACC, Ltd.	11,017	328,388
Adani Enterprises, Ltd.	41,112	945,427
Adani Green Energy, Ltd. (b)	56,339	1,008,197
Adani Ports & Special Economic Zone, Ltd.	68,953	677,419
Adani Power, Ltd. (b)	82,554	110,723
Adani Total Gas, Ltd.	39,744	920,571
Adani Transmission, Ltd. (b)	39,744	930,756
Aditya Birla Capital, Ltd. (b)	106,473	177,465
Aditya Birla Fashion & Retail, Ltd. (b)	76,383	279,748
Aegis Logistics, Ltd.	15,946	47,461
Affle India, Ltd. (b)	5,330	80,840
AIA Engineering, Ltd.	5,614	141,412
Ajanta Pharma, Ltd.	5,671	170,548
Alembic Pharmaceuticals, Ltd.	7,522	81,144
Alkyl Amines Chemicals	1,560	74,452
Allcargo Logistics, Ltd.	10,620	55,718
Alok Industries, Ltd. (b)	102,260	35,423
Amara Raja Batteries, Ltd.	11,750	100,712
Security Description	Shares	Value
Amber Enterprises India, Ltd. (b)	3,821	$ 170,459
Ambuja Cements, Ltd.	97,798	496,649
APL Apollo Tubes, Ltd. (b)	21,488	289,009
Apollo Hospitals Enterprise, Ltd.	14,502	978,055
Apollo Tyres, Ltd.	31,067	91,589
Asahi India Glass, Ltd.	8,757	56,811
Ashok Leyland, Ltd.	189,516	312,182
Asian Paints, Ltd.	55,502	2,525,847
Astral, Ltd.	13,028	399,906
AstraZeneca Pharma India, Ltd.	1,288	53,683
Atul, Ltd.	2,138	259,978
AU Small Finance Bank, Ltd. (b)(d)	13,987	195,028
Aurobindo Pharma, Ltd.	46,396	458,339
Avanti Feeds, Ltd.	6,665	50,636
Avenue Supermarts, Ltd. (b)(d)	22,986	1,444,501
Axis Bank, Ltd. (b)	328,201	2,995,881
Bajaj Auto, Ltd.	9,942	434,570
Bajaj Electricals, Ltd. (b)	14,427	249,246
Bajaj Finance, Ltd.	39,292	3,688,030
Bajaj Finserv, Ltd.	5,486	1,210,784
Balaji Amines, Ltd.	1,401	64,264
Balkrishna Industries, Ltd.	12,535	391,788
Balrampur Chini Mills, Ltd.	31,845	157,435
Bandhan Bank, Ltd. (d)	95,573	324,895
BASF India, Ltd.	5,048	205,837
Bata India, Ltd.	10,694	269,257
Bayer CropScience, Ltd.	1,511	100,926
BEML, Ltd.	2,700	59,680
Berger Paints India, Ltd.	33,671	349,571
Bharat Electronics, Ltd.	176,105	497,382
Bharat Forge, Ltd.	37,864	355,461
Bharat Heavy Electricals, Ltd. (b)	104,240	82,665
Bharat Petroleum Corp., Ltd.	128,161	664,549
Bharti Airtel, Ltd. (b)	357,299	3,286,728
Biocon, Ltd. (b)	50,440	247,431
Birla Corp., Ltd.	3,296	63,035
Birlasoft, Ltd.	16,592	121,579
Blue Dart Express, Ltd.	2,241	190,620
Blue Star, Ltd.	6,804	92,615
Brigade Enterprises, Ltd.	14,178	93,515
Brightcom Group, Ltd.	49,974	120,438
Britannia Industries, Ltd.	15,107	732,836
Brookfield India Real Estate Trust REIT (d)	15,270	60,995
BSE, Ltd.	3,189	82,304
Can Fin Homes, Ltd.	8,634	64,225
Canara Bank (b)	39,938	107,426
Carborundum Universal, Ltd.	16,876	222,858
Castrol India, Ltd.	94,135	155,508
CCL Products India, Ltd.	10,542	60,875
Ceat, Ltd.	2,422	39,595

See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Central Depository Services India, Ltd.	6,262	$ 126,342
Century Plyboards India, Ltd.	8,003	64,370
Century Textiles & Industries, Ltd.	6,458	79,713
CESC, Ltd.	147,320	173,409
CG Power & Industrial Solutions, Ltd. (b)	65,451	171,297
Chambal Fertilizers and Chemicals, Ltd.	19,934	105,870
Cholamandalam Financial Holdings, Ltd.	22,915	201,034
Cholamandalam Investment & Finance Co., Ltd.	59,111	413,817
Cipla, Ltd.	68,615	871,445
City Union Bank, Ltd.	78,446	142,095
Clean Science & Technology, Ltd. (b)	2,912	97,674
Coal India, Ltd.	228,420	448,785
Coforge, Ltd.	4,514	357,689
Colgate-Palmolive India, Ltd.	16,901	336,789
Computer Age Management Services, Ltd.	2,662	95,474
Container Corp. Of India, Ltd.	42,000	347,224
Coromandel International, Ltd.	13,016	132,383
CreditAccess Grameen, Ltd. (b)	5,585	44,918
CRISIL, Ltd.	2,098	81,409
Crompton Greaves Consumer Electricals, Ltd.	83,106	489,062
Cummins India, Ltd.	17,973	227,710
Cyient, Ltd.	18,747	257,994
Dabur India, Ltd.	82,693	645,263
Dalmia Bharat, Ltd.	10,785	268,103
Deepak Nitrite, Ltd.	9,858	330,237
Devyani International, Ltd. (b)	34,765	77,190
Dhani Services, Ltd. (b)	21,764	48,484
Divi's Laboratories, Ltd.	19,125	1,203,603
Dixon Technologies India, Ltd.	4,648	344,497
DLF, Ltd.	88,211	463,331
Dr Lal PathLabs, Ltd. (d)	4,040	207,732
Dr Reddy's Laboratories, Ltd.	16,548	1,092,357
eClerx Services, Ltd.	2,262	79,483
Edelweiss Financial Services, Ltd.	58,647	56,804
Eicher Motors, Ltd.	19,983	696,758
EID Parry India, Ltd.	2,695	16,363
Emami, Ltd.	26,541	185,305
Embassy Office Parks REIT	58,471	267,146
Endurance Technologies, Ltd. (d)	7,581	172,734
EPL ,Ltd.	15,437	43,039
Escorts, Ltd.	9,714	249,424
Exide Industries, Ltd.	63,026	142,737
FDC, Ltd. (b)	15,213	62,255
Security Description	Shares	Value
Federal Bank, Ltd.	213,984	$ 238,925
Fine Organic Industries, Ltd.	1,104	55,157
Finolex Cables, Ltd.	8,417	59,797
Finolex Industries, Ltd.	49,960	139,122
Firstsource Solutions, Ltd.	34,036	83,836
Fortis Healthcare, Ltd. (b)	65,478	261,874
GAIL India, Ltd.	202,523	351,998
GAIL India, Ltd. GDR	1,422	15,571
Galaxy Surfactants, Ltd.	4,286	181,185
Garware Technical Fibres, Ltd.	1,337	57,213
Gillette India, Ltd.	1,677	118,693
GlaxoSmithKline Pharmaceuticals, Ltd.	4,500	106,341
Glenmark Pharmaceuticals, Ltd.	20,328	144,539
GMM Pfaudler, Ltd.	804	52,585
GMR Infrastructure, Ltd. (b)	229,459	141,221
Godrej Consumer Products, Ltd. (b)	54,164	705,579
Godrej Industries, Ltd. (b)	10,074	85,147
Godrej Properties, Ltd. (b)	17,243	434,185
Granules India, Ltd.	19,628	88,772
Graphite India, Ltd.	7,019	48,057
Grasim Industries, Ltd.	38,052	830,421
Great Eastern Shipping Co., Ltd.	12,319	49,418
Grindwell Norton, Ltd.	5,900	152,152
Gujarat Fluorochemicals, Ltd. (b)	3,012	97,849
Gujarat Gas, Ltd.	23,682	202,252
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	11,197	66,374
Gujarat Pipavav Port, Ltd.	38,312	51,436
Gujarat State Petronet, Ltd.	30,640	121,656
Happiest Minds Technologies, Ltd.	7,184	125,307
Havells India, Ltd.	33,992	638,816
HCL Technologies, Ltd.	157,022	2,786,385
HDFC Asset Management Co., Ltd. (d)	8,332	274,174
HDFC Life Insurance Co., Ltd. (d)	131,178	1,146,242
HeidelbergCement India, Ltd.	37,912	115,441
Hero MotoCorp, Ltd.	18,857	624,570
HFCL, Ltd.	79,838	84,633
Hindalco Industries, Ltd.	226,625	1,449,796
Hindustan Petroleum Corp., Ltd.	91,978	361,735
Hindustan Unilever, Ltd.	118,961	3,777,001
Housing Development Finance Corp., Ltd.	248,283	8,638,810
ICICI Bank, Ltd. ADR	61,022	1,207,625
ICICI Bank, Ltd.	619,848	6,171,743
ICICI Lombard General Insurance Co., Ltd. (d)	32,427	611,259

See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
ICICI Prudential Life Insurance Co., Ltd. (b)(d)	51,754	$ 390,440
ICICI Securities, Ltd. (d)	9,852	104,934
IDFC First Bank, Ltd. (b)	439,553	285,898
IDFC, Ltd. (b)	302,285	256,189
IIFL Finance, Ltd.	39,096	146,947
IIFL Wealth Management, Ltd.	4,034	77,041
India Cements, Ltd.	20,093	51,965
Indiabulls Housing Finance, Ltd.	26,026	76,325
Indiabulls Real Estate, Ltd. (b)	26,024	55,209
IndiaMart InterMesh, Ltd. (d)	1,265	110,212
Indian Energy Exchange, Ltd. (d)	52,728	179,317
Indian Hotels Co., Ltd.	91,526	222,549
Indian Oil Corp., Ltd.	245,729	368,582
Indian Railway Catering & Tourism Corp., Ltd.	34,240	383,115
Indraprastha Gas, Ltd.	45,210	286,091
Indus Towers, Ltd.	97,059	324,202
Info Edge India, Ltd.	11,114	833,778
Infosys, Ltd. ADR	70,069	1,773,446
Infosys, Ltd.	422,821	10,737,518
Inox Leisure, Ltd. (b)	20,361	96,785
Intellect Design Arena, Ltd. (b)	9,675	96,606
InterGlobe Aviation, Ltd. (b)(d)	13,783	374,086
Ipca Laboratories, Ltd.	8,371	244,005
IRB Infrastructure Developers, Ltd. (b)	17,724	54,219
ITC, Ltd.	425,885	1,249,256
JB Chemicals & Pharmaceuticals, Ltd.	4,324	103,523
Jindal Stainless Hisar, Ltd. (b)	13,598	63,860
Jindal Stainless, Ltd. (b)	25,431	67,806
Jindal Steel & Power, Ltd. (b)	58,977	299,306
JK Cement, Ltd.	4,955	226,558
JK Lakshmi Cement, Ltd.	7,195	55,969
JM Financial, Ltd.	51,311	51,355
JSW Steel, Ltd.	121,795	1,074,739
Jubilant Foodworks, Ltd.	10,967	529,808
Jubilant Ingrevia, Ltd.	9,180	70,848
Jubilant Pharmova, Ltd.	6,773	53,447
Just Dial, Ltd. (b)	718	7,892
Kajaria Ceramics, Ltd.	12,979	225,225
Kansai Nerolac Paints, Ltd.	18,000	143,156
Karur Vysya Bank, Ltd.	19,609	12,016
Kaveri Seed Co., Ltd.	10,556	81,085
KEC International, Ltd.	26,603	171,459
KEI Industries, Ltd.	9,323	146,494
KNR Constructions, Ltd.	18,235	73,555
Kotak Mahindra Bank, Ltd.	80,257	1,939,172
KPIT Technologies, Ltd.	20,116	165,871
Security Description	Shares	Value
KPR Mill, Ltd.	11,790	$ 106,154
L&T Finance Holdings, Ltd. (b)	80,402	84,041
L&T Technology Services, Ltd. (d)	6,585	495,981
Lakshmi Machine Works, Ltd.	1,452	167,512
Larsen & Toubro Infotech, Ltd. (d)	7,572	746,854
Larsen & Toubro, Ltd. GDR	2,055	52,300
Larsen & Toubro, Ltd.	97,511	2,486,978
Laurus Labs, Ltd. (d)	46,391	336,314
LIC Housing Finance, Ltd.	36,258	180,301
Linde India, Ltd.	2,553	85,426
Lupin, Ltd.	29,213	373,633
LUX Industries, Ltd.	1,083	53,744
Mahanagar Gas, Ltd.	7,097	82,388
Mahindra & Mahindra Financial Services, Ltd.	73,974	148,225
Mahindra & Mahindra, Ltd. GDR	3,302	37,478
Mahindra & Mahindra, Ltd.	118,116	1,330,194
Mahindra CIE Automotive, Ltd. (b)	16,385	51,622
Manappuram Finance, Ltd.	62,089	137,482
Marico, Ltd.	74,623	514,632
Maruti Suzuki India, Ltd.	19,191	1,917,263
Mastek, Ltd.	1,831	74,400
Max Financial Services, Ltd. (b)	29,653	391,068
Max Healthcare Institute, Ltd. (b)	35,140	209,368
Metropolis Healthcare, Ltd. (d)	2,766	128,035
Minda Industries, Ltd.	8,141	134,142
Mindspace Business Parks REIT (d)	37,000	162,911
Mindtree, Ltd.	9,323	599,496
Motherson Sumi Systems, Ltd.	173,998	522,680
Motilal Oswal Financial Services, Ltd.	5,294	65,210
Mphasis, Ltd.	12,445	568,663
MRF, Ltd.	274	270,323
Multi Commodity Exchange of India, Ltd.	5,986	127,458
Muthoot Finance, Ltd.	16,519	332,366
Narayana Hrudayalaya, Ltd. (b)	8,685	74,716
Natco Pharma, Ltd.	13,136	159,862
National Aluminium Co., Ltd.	208,978	283,939
Navin Fluorine International, Ltd.	4,638	261,332
NBCC India, Ltd.	75,439	46,683
NCC, Ltd.	48,477	45,878
NESCO, Ltd.	5,149	40,372
Nestle India, Ltd.	4,793	1,270,580
NIIT, Ltd.	10,587	64,275

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Nippon Life India Asset Management, Ltd. (d)	14,668	$ 69,427
NTPC, Ltd.	700,828	1,172,829
Nuvoco Vistas Corp., Ltd. (b)	27,030	181,574
Oberoi Realty, Ltd. (b)	18,337	212,587
Oil & Natural Gas Corp., Ltd.	362,532	694,479
Oil India, Ltd.	33,154	88,710
Oracle Financial Services Software, Ltd.	2,609	139,028
Orient Electric, Ltd.	13,712	69,311
Page Industries, Ltd.	766	416,528
Persistent Systems, Ltd.	8,644	570,294
Petronet LNG, Ltd.	108,066	314,593
Phoenix Mills, Ltd.	13,628	180,645
PI Industries, Ltd.	11,488	468,912
Pidilite Industries, Ltd.	22,036	730,070
Piramal Enterprises, Ltd.	14,722	523,618
PNB Housing Finance, Ltd. (b)(d)	4,383	29,207
Polycab India, Ltd.	5,376	178,379
Poonawalla Fincorp, Ltd. (b)	22,032	64,982
Power Grid Corp. of India, Ltd.	452,283	1,243,638
Praj Industries, Ltd.	15,877	71,540
Prestige Estates Projects, Ltd.	13,088	83,587
Procter & Gamble Health, Ltd.	760	54,579
PVR, Ltd. (b)	4,230	73,879
Quess Corp., Ltd. (d)	7,670	88,359
Radico Khaitan, Ltd.	7,995	132,951
Rain Industries, Ltd.	24,232	78,170
Rajesh Exports, Ltd.	10,314	102,320
Rallis India, Ltd.	37,687	138,914
Ramco Cements Ltd	18,699	252,580
Ratnamani Metals & Tubes, Ltd.	1,958	51,217
RBL Bank, Ltd. (b)(d)	36,130	61,800
REC, Ltd.	149,512	269,113
Redington India, Ltd.	90,456	176,262
Relaxo Footwears, Ltd.	11,196	197,817
Reliance Industries, Ltd. GDR (d)	13,202	844,268
Reliance Industries, Ltd.	386,270	12,305,607
Reliance Power, Ltd. (b)	342,941	62,742
Route Mobile, Ltd.	2,470	59,258
Sanofi India, Ltd.	1,186	125,838
Saregama India, Ltd.	972	68,566
SBI Cards & Payment Services, Ltd. (b)	31,331	391,197
SBI Life Insurance Co., Ltd. (d)	61,891	995,776
Schaeffler India, Ltd.	936	110,609
Sheela Foam, Ltd. (b)	2,006	87,127
Shree Cement, Ltd.	1,635	593,584
Shriram City Union Finance, Ltd.	2,825	66,998
Security Description	Shares	Value
Shriram Transport Finance Co., Ltd.	27,135	$ 444,246
Siemens, Ltd.	10,262	325,983
SKF India, Ltd.	2,698	135,790
Sobha, Ltd.	12,486	150,407
Solar Industries India, Ltd.	3,000	97,728
Sonata Software, Ltd.	7,624	89,824
Spandana Sphoorty Financial, Ltd. (b)	5,000	30,988
SpiceJet, Ltd. (b)	6,570	6,023
SRF, Ltd.	21,341	694,786
State Bank of India	246,970	1,529,782
State Bank of India GDR	1,020	62,934
Sterlite Technologies, Ltd.	18,980	73,471
Strides Pharma Science, Ltd.	5,713	34,358
Sumitomo Chemical India, Ltd.	12,208	63,400
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	32,825
Sun Pharmaceutical Industries, Ltd.	121,386	1,380,981
Sun TV Network, Ltd.	9,639	64,847
Sundaram Finance, Ltd.	8,732	268,706
Sundram Fasteners, Ltd.	23,040	282,918
Sunteck Realty, Ltd.	14,806	97,886
Suprajit Engineering, Ltd.	9,970	57,679
Supreme Industries, Ltd.	9,151	274,380
Suven Pharmaceuticals, Ltd.	10,286	68,252
Symphony, Ltd.	3,877	52,148
Syngene International, Ltd. (b)(d)	15,667	130,650
Tanla Platforms, Ltd.	9,605	243,337
Tata Chemicals, Ltd.	23,860	287,017
Tata Communications, Ltd.	13,824	272,340
Tata Consultancy Services, Ltd.	133,775	6,727,563
Tata Consumer Products, Ltd.	86,217	862,278
Tata Elxsi, Ltd.	4,713	372,041
Tata Motors, Ltd. ADR (b)(c)	7,545	242,119
Tata Motors, Ltd. (b)	195,609	1,269,401
Tata Power Co., Ltd.	197,864	588,117
Tata Steel, Ltd.	103,068	1,541,050
Tata Steel, Ltd. GDR	1,300	19,240
Tata Teleservices Maharashtra, Ltd. (b)	66,994	185,970
TCI Express, Ltd.	1,941	57,790
TeamLease Services, Ltd. (b)	1,645	92,153
Tech Mahindra, Ltd.	91,063	2,193,468
Thermax, Ltd.	9,721	233,676
Timken India, Ltd.	6,375	170,503
Titan Co., Ltd.	51,370	1,743,116
Torrent Pharmaceuticals, Ltd.	6,693	295,184
Torrent Power, Ltd.	20,143	149,997
Trent, Ltd.	26,123	374,262
Trident, Ltd.	139,708	100,267
TTK Prestige, Ltd.	4,980	66,102

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Tube Investments of India, Ltd.	12,637	$ 298,315
TV18 Broadcast, Ltd. (b)	322,994	194,877
TVS Motor Co., Ltd.	27,382	230,959
UltraTech Cement, Ltd.	14,557	1,486,540
United Spirits, Ltd. (b)	37,682	455,338
UPL, Ltd.	71,558	719,184
UTI Asset Management Co., Ltd.	5,427	76,887
Vaibhav Global, Ltd.	5,835	46,175
Vardhman Textiles, Ltd.	3,162	98,617
Varun Beverages, Ltd.	24,745	295,699
Vedanta, Ltd.	170,770	783,833
Vedanta, Ltd. ADR (b)	1,433	26,310
V-Guard Industries, Ltd.	20,544	61,257
Vinati Organics, Ltd.	4,690	125,434
VIP Industries, Ltd. (b)	8,149	59,055
V-Mart Retail, Ltd. (b)	2,562	128,735
Vodafone Idea, Ltd. (b)	1,242,122	256,493
Voltas, Ltd.	33,050	542,040
Welspun India, Ltd.	35,592	69,666
Westlife Development, Ltd. (b)	7,859	59,453
Whirlpool of India, Ltd.	4,000	94,800
Wipro, Ltd. ADR	19,054	185,967
Wipro, Ltd.	178,420	1,716,979
Wockhardt, Ltd. (b)	5,297	29,419
Yes Bank, Ltd. (b)	2,045,987	377,074
Zee Entertainment Enterprises, Ltd.	115,040	496,462
Zensar Technologies, Ltd.	13,013	91,301
Zomato, Ltd. (b)	240,000	443,610
		175,818,995
INDONESIA — 0.4%
Ace Hardware Indonesia Tbk PT	1,445,300	129,801
Adaro Energy Tbk PT	1,979,100	312,435
AKR Corporindo Tbk PT	605,200	174,522
Aneka Tambang Tbk	2,322,500	366,646
Astra Agro Lestari Tbk PT	154,200	102,782
Astra International Tbk PT	2,806,600	1,122,443
Bank Aladin Syariah Tbk PT (b)	1,000,000	160,674
Bank BTPN Syariah Tbk PT	170,800	42,902
Bank Central Asia Tbk PT	8,004,200	4,099,678
Bank Mandiri Persero Tbk PT	2,693,400	1,327,566
Bank Negara Indonesia Persero Tbk PT	1,007,600	477,200
Bank Rakyat Indonesia Persero Tbk PT	9,851,817	2,840,973
Bank Tabungan Negara Persero Tbk PT (b)	370,200	44,936
Barito Pacific Tbk PT	3,888,500	233,269
Berkah Beton Sadaya Tbk PT (b)	657,400	270,986
Security Description	Shares	Value
BFI Finance Indonesia Tbk PT	2,268,000	$ 186,978
Bukit Asam Tbk PT	469,600	89,291
Bumi Serpong Damai Tbk PT (b)	1,332,000	94,392
Charoen Pokphand Indonesia Tbk PT	1,064,700	444,481
Ciputra Development Tbk PT	929,100	63,233
Digital Mediatama Maxima Tbk PT (b)	388,500	74,143
First Pacific Co., Ltd.	386,000	142,096
First Resources, Ltd.	108,800	121,862
Golden Agri-Resources, Ltd.	774,500	140,750
Gudang Garam Tbk PT	69,400	149,001
Indah Kiat Pulp & Paper Tbk PT	403,700	221,642
Indo Tambangraya Megah Tbk PT	115,300	165,032
Indocement Tunggal Prakarsa Tbk PT	240,300	204,008
Indofood CBP Sukses Makmur Tbk PT	263,800	161,029
Indofood Sukses Makmur Tbk PT	633,500	281,136
Indosat Tbk PT	196,000	85,262
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,079,505	126,207
Japfa Comfeed Indonesia Tbk PT	1,478,400	178,414
Jasa Marga Persero Tbk PT (b)	150,175	40,988
Kalbe Farma Tbk PT	3,043,600	344,881
Lippo Karawaci Tbk PT (b)	12,717,700	125,816
Media Nusantara Citra Tbk PT	419,700	26,503
Merdeka Copper Gold Tbk PT (b)	1,881,200	513,444
Metro Healthcare Indonesia Tbk PT (b)	1,679,200	60,676
Mitra Adiperkasa Tbk PT (b)	2,793,900	139,180
Nickel Mines, Ltd. (c)	109,119	113,449
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	70,327
Pacific Strategic Financial Tbk PT (b)	1,897,100	148,414
Pakuwon Jati Tbk PT (b)	1,357,000	44,178
Perusahaan Gas Negara Tbk PT (b)	2,224,000	214,559
Sarana Menara Nusantara Tbk PT	4,135,200	326,406
Semen Indonesia Persero Tbk PT	425,300	216,343
Smartfren Telecom Tbk PT (b)	6,214,000	37,931
Summarecon Agung Tbk PT (b)	988,789	57,929
Surya Citra Media Tbk PT (b)	2,556,000	58,464

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Telkom Indonesia Persero Tbk PT	7,146,700	$ 2,025,797
Tower Bersama Infrastructure Tbk PT	1,144,200	236,828
Transcoal Pacific Tbk PT (b)	285,500	201,317
Unilever Indonesia Tbk PT	1,394,000	401,988
United Tractors Tbk PT	219,300	340,817
Waskita Karya Persero Tbk PT (b)	1,659,900	73,954
Wijaya Karya Persero Tbk PT (b)	1,310,600	101,611
XL Axiata Tbk PT	464,200	103,246
		20,660,816
IRELAND — 0.4%
AerCap Holdings NV (b)	19,523	1,277,195
AIB Group PLC (b)	95,701	232,899
Bank of Ireland Group PLC (b)	134,075	760,216
C&C Group PLC (b)	56,746	178,468
Cairn Homes PLC (b)	98,009	125,945
COSMO Pharmaceuticals NV (b)(c)	890	64,077
CRH PLC	110,354	5,838,006
Dalata Hotel Group PLC (b)	26,175	110,730
Flutter Entertainment PLC (b)(e)	13,399	2,117,990
Flutter Entertainment PLC (b)(e)	10,312	1,642,530
Glanbia PLC	24,251	339,212
Glenveagh Properties PLC (b)(d)	87,042	121,948
Greencore Group PLC (b)	60,591	106,277
Hibernia REIT PLC	81,189	120,027
Irish Residential Properties REIT PLC	52,453	99,973
Kerry Group PLC Class A	21,814	2,809,379
Keywords Studios PLC	11,452	456,338
Kingspan Group PLC	22,035	2,631,111
Origin Enterprises PLC	14,761	55,394
Smurfit Kappa Group PLC	33,731	1,858,104
Uniphar PLC (b)	25,669	145,954
		21,091,773
ISRAEL — 0.6%
Africa Israel Properties, Ltd.	2,220	146,895
Airport City, Ltd. (b)	13,375	299,481
Alony Hetz Properties & Investments, Ltd.	22,632	421,241
Altshuler Shaham Provident Funds & Pension, Ltd.	6,613	35,695
Amot Investments, Ltd.	39,500	320,833
Arad Investment & Industrial Development, Ltd.	1,074	159,043
Ashtrom Group, Ltd.	6,844	185,591
AudioCodes, Ltd.	6,116	213,600
Security Description	Shares	Value
Azorim-Investment Development & Construction Co., Ltd. (b)	27,782	$ 166,117
Azrieli Group, Ltd.	5,491	523,977
Bank Hapoalim BM	165,408	1,705,949
Bank Leumi Le-Israel BM	205,388	2,207,373
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	278,833	460,392
Big Shopping Centers, Ltd.	1,641	267,841
Blue Square Real Estate, Ltd.	992	89,562
Camtek, Ltd. (b)	5,820	268,336
Cellcom Israel, Ltd. (b)	30,780	172,868
Check Point Software Technologies, Ltd. (b)	15,210	1,772,878
Clal Insurance Enterprises Holdings, Ltd. (b)	14,033	359,797
Cognyte Software, Ltd. (b)	11,500	180,205
Compugen, Ltd. (b)(c)	9,600	41,280
Danel Adir Yeoshua, Ltd.	546	123,501
Delek Automotive Systems, Ltd.	5,899	83,394
Delek Group, Ltd. (b)	1,146	93,929
Delta Galil Industries, Ltd.	1,156	79,483
Elbit Systems, Ltd.	3,431	594,175
Elco, Ltd.	2,531	186,223
Electra Consumer Products 1970, Ltd.	1,135	65,641
Electra Real Estate, Ltd.	7,672	152,829
Electra, Ltd.	418	289,823
Energix-Renewable Energies, Ltd.	29,187	124,254
Enlight Renewable Energy, Ltd. (b)	123,244	303,081
Equital, Ltd. (b)	2,112	80,818
Fattal Holdings 1998, Ltd. (b)	657	66,325
FIBI Holdings, Ltd.	1,612	73,649
First International Bank Of Israel, Ltd.	6,350	264,209
Formula Systems 1985, Ltd.	1,091	133,133
Fox Wizel, Ltd.	805	144,814
Gav-Yam Lands Corp., Ltd.	15,988	197,256
Gazit-Globe, Ltd.	12,106	95,645
Gilat Satellite Networks, Ltd.	8,589	61,870
Harel Insurance Investments & Financial Services, Ltd.	14,865	168,786
Hilan, Ltd.	1,722	115,357
ICL Group, Ltd.	93,586	902,363
Isracard, Ltd.	49,413	243,700
Israel Canada T.R, Ltd.	13,300	85,678
Israel Corp., Ltd. (b)	754	325,835
Israel Discount Bank, Ltd. Class A	171,411	1,153,241
Isras Investment Co., Ltd.	573	151,535
Ituran Location & Control, Ltd.	2,300	61,341
Kornit Digital, Ltd. (b)	6,400	974,400

See accompanying notes to financial statements.
119

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Magic Software Enterprises, Ltd.	2,818	$ 59,757
Matrix IT, Ltd.	4,080	123,813
Maytronics, Ltd.	9,751	240,611
Mega Or Holdings, Ltd.	2,173	99,699
Mehadrin, Ltd. (b)	0	14
Melisron, Ltd. (b)	3,929	366,087
Menora Mivtachim Holdings, Ltd.	2,913	68,903
Migdal Insurance & Financial Holding, Ltd.	42,449	69,980
Mivne Real Estate KD, Ltd.	80,506	346,090
Mizrahi Tefahot Bank, Ltd.	18,647	718,944
Nano Dimension, Ltd. ADR (b)	41,300	156,940
Nano-X Imaging, Ltd. (b)	4,000	58,160
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	90,580
NEOGAMES SA (b)	1,900	52,782
Nice, Ltd. (b)	8,851	2,706,431
Nova Ltd. (b)	4,483	646,293
Oil Refineries, Ltd. (b)	162,289	46,616
One Software Technologies, Ltd.	3,910	77,763
OPC Energy, Ltd. (b)	14,607	163,791
Partner Communications Co., Ltd. (b)	17,416	141,851
Paz Oil Co., Ltd. (b)	926	115,051
Perion Network, Ltd. (b)	7,513	183,939
Phoenix Holdings, Ltd.	19,642	253,887
Plus500, Ltd.	17,814	328,264
Property & Building Corp., Ltd. (b)	682	97,707
Radware, Ltd. (b)	6,900	287,316
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	110,938
REIT 1, Ltd.	26,757	191,023
Sapiens International Corp. NV	3,605	125,441
Shapir Engineering and Industry, Ltd.	29,728	262,857
Shikun & Binui, Ltd. (b)	26,981	172,771
Shufersal, Ltd.	32,042	266,639
Strauss Group, Ltd.	10,127	315,615
Summit Real Estate Holdings, Ltd. (b)	5,965	125,571
Taboola.com, Ltd. (b)	7,700	59,906
Tadiran Group, Ltd.	1,085	151,643
Taptica International, Ltd. (b)	12,248	91,905
Teva Pharmaceutical Industries, Ltd. ADR (b)	140,853	1,128,233
Teva Pharmaceutical Industries, Ltd. (b)	19,463	168,528
Tower Semiconductor, Ltd. (b)	16,255	644,998
Wix.com, Ltd. (b)	8,200	1,293,878
Security Description	Shares	Value
YH Dimri Construction & Development, Ltd.	968	$ 94,020
ZIM Integrated Shipping Services, Ltd.	6,800	400,248
		30,500,725
ITALY — 1.4%
A2A SpA	231,550	452,908
ACEA SpA	4,921	104,984
AMCO - Asset Management Co. SpA (c)(f)	403	—
Amplifon SpA	17,966	969,448
Anima Holding SpA (d)	29,819	152,257
Arnoldo Mondadori Editore SpA (b)	41,346	95,918
Ascopiave SpA	16,517	65,177
Assicurazioni Generali SpA (c)	157,620	3,339,342
Atlantia SpA (b)	69,608	1,381,706
Autogrill SpA (b)	35,578	252,709
Azimut Holding SpA	15,778	442,827
Banca Generali SpA	8,653	381,307
Banca IFIS SpA	5,425	105,310
Banca Mediolanum SpA	27,638	272,812
Banca Monte dei Paschi di Siena SpA (b)(c)	25,614	25,982
Banca Popolare di Sondrio SCPA	56,342	236,939
Banco BPM SpA	196,760	590,714
BFF Bank SpA (d)	19,085	153,878
Biesse SpA (b)(c)	4,132	114,747
BPER Banca (c)	145,833	302,329
Brembo SpA	21,681	308,935
Brunello Cucinelli SpA (b)	5,684	392,355
Buzzi Unicem SpA	13,897	299,875
Carel Industries SpA (d)	5,036	152,337
Cerved Group SpA (b)	21,273	248,690
CIR SpA-Compagnie Industriali (b)	81,273	43,439
Credito Emiliano SpA	7,794	51,585
Cromwell European Real Estate Investment Trust	48,960	140,864
Danieli & C Officine Meccaniche SpA (b)	3,347	65,467
Davide Campari-Milano NV	76,473	1,117,936
De' Longhi SpA	9,994	358,230
DiaSorin SpA	3,557	677,339
Digital Value SpA (b)	503	65,209
doValue SpA (b)(d)	6,479	61,817
El.En. SpA	10,888	192,909
Enav SpA (b)(d)	44,871	200,537
Enel SpA	1,173,543	9,403,259
Eni SpA	364,171	5,060,732
ERG SpA	9,874	319,345
Esprinet SpA	3,797	55,702
Falck Renewables SpA	16,956	166,985
Ferrari NV	18,188	4,705,471

See accompanying notes to financial statements.
120

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Fila SpA	4,681	$ 51,742
Fincantieri SpA (b)(c)	59,925	41,127
FinecoBank Banca Fineco SpA	88,270	1,549,375
Gruppo MutuiOnline SpA	3,985	200,756
GVS SpA (d)	12,903	154,803
Hera SpA	119,366	496,955
Illimity Bank SpA (b)	8,543	127,948
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	13,675	60,028
Infrastrutture Wireless Italiane SpA (d)	48,491	588,937
Interpump Group SpA	9,980	731,459
Intesa Sanpaolo SpA	2,383,044	6,162,533
Iren SpA	93,854	283,263
Italgas SpA	71,229	490,222
Italmobiliare SpA	2,891	106,848
Juventus Football Club SpA (b)(c)	93,321	36,613
La Doria SpA	7,554	141,398
Leonardo SpA (b)	59,603	427,017
Maire Tecnimont SpA	17,380	82,220
MARR SpA	3,554	76,386
Mediobanca Banca di Credito Finanziario SpA	86,219	991,268
MFE-MediaForEurope NV Class A (b)(c)	40,137	40,874
MFE-MediaForEurope NV Class B (c)	40,137	56,827
Moncler SpA	29,617	2,156,222
Nexi SpA (b)(d)	68,591	1,091,243
OVS SpA (b)(d)	29,909	87,072
Piaggio & C SpA	24,484	80,021
Pirelli & C SpA (d)	44,955	312,258
Poste Italiane SpA (d)	72,604	952,803
Prysmian SpA	36,755	1,383,924
RAI Way SpA (d)	11,872	70,474
Recordati Industria Chimica e Farmaceutica SpA	14,595	937,755
Reply SpA	2,949	599,289
Saipem SpA (b)(c)	65,470	137,365
Salcef SpA	3,946	110,839
Salvatore Ferragamo SpA (b)	6,814	174,582
Sanlorenzo SpA/Ameglia	2,587	111,499
Saras SpA (b)(c)	44,370	27,792
Sesa SpA	1,926	379,789
Snam SpA	290,959	1,753,656
Societa Cattolica Di Assicurazione SPA (b)	23,138	152,350
SOL SpA	4,973	119,609
Tamburi Investment Partners SpA	17,060	192,648
Technogym SpA (d)	13,852	133,187
Telecom Italia SpA	1,439,374	710,723
Terna - Rete Elettrica Nazionale (c)	203,154	1,643,524
Security Description	Shares	Value
Tinexta SpA	5,449	$ 236,462
Tod's SpA (b)	3,016	169,020
UniCredit SpA	307,531	4,736,664
Unipol Gruppo SpA	56,938	309,440
Webuild SpA	51,213	121,138
Wiit SpA	1,415	57,672
Zignago Vetro SpA	3,618	70,767
		65,448,698
JAPAN — 14.3%
77 Bank, Ltd.	4,900	56,806
ABC-Mart, Inc.	3,800	162,685
Activia Properties, Inc. REIT	90	325,127
Adastria Co., Ltd.	2,800	39,293
ADEKA Corp.	13,800	307,625
Advan Group Co., Ltd.	7,300	61,554
Advance Residence Investment Corp. REIT	180	593,982
Advantest Corp.	28,500	2,697,668
Aeon Co., Ltd.	95,800	2,253,677
Aeon Delight Co., Ltd.	2,000	58,530
AEON Financial Service Co., Ltd.	15,600	168,253
Aeon Mall Co., Ltd.	11,800	168,154
AEON REIT Investment Corp.	211	295,186
AGC, Inc.	27,900	1,330,129
Ai Holdings Corp.	4,100	68,502
Aica Kogyo Co., Ltd.	5,900	170,357
Aichi Corp.	11,000	77,278
Aida Engineering, Ltd.	8,700	80,763
Aiful Corp.	30,500	94,290
Ain Holdings, Inc. (c)	3,000	149,277
Air Water, Inc.	28,200	434,920
Airtrip Corp.	1,800	47,988
Aisin Corp.	20,400	781,243
Ajinomoto Co., Inc.	66,000	2,004,272
Alfresa Holdings Corp.	29,100	387,394
Alpen Co., Ltd. (c)	6,500	120,568
Alps Alpine Co., Ltd.	32,000	301,507
Altech Corp.	1,300	21,461
Amada Co., Ltd.	47,100	465,867
Amano Corp.	9,900	227,565
ANA Holdings, Inc. (b)	23,000	480,253
AnGes, Inc. (b)(c)	16,700	55,688
Anicom Holdings, Inc.	7,200	51,833
Anritsu Corp. (c)	20,000	308,627
Aozora Bank, Ltd. (c)	15,400	336,739
Arata Corp.	1,900	72,680
Arcland Sakamoto Co., Ltd.	7,200	102,478
Arcland Service Holdings Co., Ltd. (c)	4,100	80,608
Arcs Co., Ltd.	3,700	68,535
Argo Graphics, Inc.	2,900	81,217
Ariake Japan Co., Ltd.	2,000	108,376
ARTERIA Networks Corp.	5,200	69,767
As One Corp.	6,000	401,719

See accompanying notes to financial statements.
121

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Asahi Group Holdings, Ltd.	65,200	$ 2,533,149
Asahi Holdings, Inc.	9,300	165,559
Asahi Intecc Co., Ltd.	29,700	637,304
Asahi Kasei Corp.	177,700	1,668,132
Asics Corp.	20,800	460,597
ASKUL Corp.	4,800	63,942
Astellas Pharma, Inc.	268,600	4,362,957
Atom Corp. (c)	21,200	141,757
Autobacs Seven Co., Ltd.	6,500	79,193
Avex, Inc.	6,600	82,647
Awa Bank, Ltd.	2,900	54,698
Axial Retailing, Inc.	2,100	61,456
Azbil Corp.	17,400	791,768
Bandai Namco Holdings, Inc.	28,800	2,249,379
Bank of Kyoto, Ltd.	7,800	361,026
BASE, Inc. (b)	8,000	42,794
BayCurrent Consulting, Inc.	1,900	734,228
Belc Co., Ltd.	1,500	73,336
Bell System24 Holdings, Inc.	3,500	38,023
Belluna Co., Ltd.	8,800	54,181
Benefit One, Inc.	11,000	471,408
Benesse Holdings, Inc.	11,900	233,443
BeNext-Yumeshin Group Co.	10,803	158,825
Bengo4.com, Inc. (b)(c)	1,400	74,039
Bic Camera, Inc. (c)	9,400	78,609
BML, Inc.	3,000	93,135
Bridgestone Corp.	81,300	3,494,018
Broadleaf Co., Ltd. (c)	12,400	46,949
Brother Industries, Ltd.	32,300	620,167
Bunka Shutter Co., Ltd.	10,500	97,929
Calbee, Inc.	14,300	331,438
Canon Marketing Japan, Inc.	4,800	95,496
Canon, Inc. (c)	144,300	3,509,915
Capcom Co., Ltd.	27,500	646,694
Casio Computer Co., Ltd.	24,400	313,383
Cawachi, Ltd.	5,300	101,347
Cellebrite DI, Ltd. (b)(c)	5,100	40,902
Central Glass Co., Ltd.	3,300	61,097
Central Japan Railway Co.	20,600	2,745,057
Change, Inc. (b)(c)	2,400	39,578
Chiba Bank, Ltd.	82,100	469,835
Chiyoda Corp. (b)	14,600	44,629
Chofu Seisakusho Co., Ltd.	3,100	54,917
Chubu Electric Power Co., Inc.	93,000	978,820
Chudenko Corp.	3,000	55,386
Chugai Pharmaceutical Co., Ltd.	95,700	3,103,986
Chugoku Bank, Ltd.	17,200	134,577
Chugoku Electric Power Co., Inc.	35,700	288,626
Chugoku Marine Paints, Ltd.	8,400	69,298
CI Takiron Corp.	12,200	59,647
Citizen Watch Co., Ltd.	36,600	158,281
CKD Corp.	5,700	115,678
Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	14,200	$ 162,772
COLOPL, Inc.	4,900	27,956
Colowide Co., Ltd. (c)	11,900	168,339
Comforia Residential REIT, Inc.	118	349,937
COMSYS Holdings Corp.	16,700	371,401
Comture Corp.	1,700	53,293
Concordia Financial Group, Ltd.	152,500	553,558
CONEXIO Corp.	5,500	70,496
Cosmo Energy Holdings Co., Ltd.	6,300	122,986
Cosmos Pharmaceutical Corp. (c)	2,700	396,952
CRE Logistics REIT, Inc. (b)	137	269,110
Create Restaurants Holdings, Inc.	9,100	57,055
Create SD Holdings Co., Ltd.	2,400	66,380
Credit Saison Co., Ltd.	17,000	178,481
Curves Holdings Co., Ltd.	4,300	29,649
CyberAgent, Inc.	62,200	1,033,831
CYBERDYNE, Inc. (b)(c)	11,000	33,815
Cybozu, Inc. (c)	7,400	117,662
Dai Nippon Printing Co., Ltd.	30,400	763,729
Daibiru Corp. (b)	5,000	96,131
Daicel Corp.	31,500	217,468
Dai-Dan Co., Ltd.	1,100	21,951
Daido Steel Co., Ltd.	4,200	152,091
Daifuku Co., Ltd.	14,700	1,199,948
Daihen Corp.	2,300	95,371
Daiho Corp. (c)	2,700	93,200
Daiichi Jitsugyo Co., Ltd.	2,400	103,165
Dai-ichi Life Holdings, Inc.	143,400	2,895,894
Daiichi Sankyo Co., Ltd.	252,800	6,421,258
Daiichikosho Co., Ltd.	4,700	142,035
Daiken Corp.	4,000	75,411
Daiki Aluminium Industry Co., Ltd.	3,800	52,699
Daikin Industries, Ltd.	35,900	8,133,655
Daikokutenbussan Co., Ltd.	2,200	98,389
Daio Paper Corp.	9,400	155,912
Daiseki Co., Ltd.	6,360	282,225
Daishi Hokuetsu Financial Group, Inc.	3,500	77,200
Daito Trust Construction Co., Ltd.	9,400	1,075,055
Daiwa House Industry Co., Ltd.	81,100	2,329,719
Daiwa House REIT Investment Corp.	301	910,933
Daiwa Industries, Ltd. (c)	6,600	72,502
Daiwa Office Investment Corp. REIT	49	297,859
Daiwa Securities Group, Inc.	208,400	1,173,975
Daiwa Securities Living Investments Corp. REIT	300	308,714

See accompanying notes to financial statements.
122

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Daiwabo Holdings Co., Ltd.	11,900	$ 190,144
DCM Holdings Co., Ltd.	20,900	193,292
Demae-Can Co., Ltd. (b)	2,700	21,571
DeNA Co., Ltd.	10,300	158,407
Denka Co., Ltd.	13,800	450,593
Denso Corp.	62,500	5,171,834
Dentsu Group, Inc.	31,200	1,110,851
Descente, Ltd. (b)	4,200	154,461
Dexerials Corp.	9,400	339,169
DIC Corp.	10,400	261,547
Digital Arts, Inc.	1,100	80,622
Digital Garage, Inc.	4,800	204,038
Dip Corp.	4,500	152,989
Direct Marketing MiX, Inc. (c)	6,600	95,428
Disco Corp.	4,300	1,312,535
DMG Mori Co., Ltd.	18,900	324,478
Doshisha Co., Ltd.	4,900	66,635
Doutor Nichires Holdings Co., Ltd. (c)	3,100	43,126
Dowa Holdings Co., Ltd.	7,200	302,306
DTS Corp.	3,400	74,522
Duskin Co., Ltd.	3,800	92,694
DyDo Group Holdings, Inc.	1,000	41,162
Earth Corp.	3,300	175,668
East Japan Railway Co.	43,600	2,677,980
Ebara Corp.	13,800	765,768
EDION Corp.	7,600	70,816
eGuarantee, Inc.	5,300	106,502
Eiken Chemical Co., Ltd.	3,800	63,688
Eisai Co., Ltd.	34,100	1,933,977
Eizo Corp.	1,600	56,064
Elan Corp. (c)	4,000	38,557
Elecom Co., Ltd.	10,000	131,388
Electric Power Development Co., Ltd.	20,200	267,860
EM Systems Co., Ltd. (c)	15,200	99,657
ENEOS HoldingS, Inc.	442,800	1,654,612
en-japan, Inc.	3,700	104,424
eRex Co., Ltd. (c)	3,000	53,172
ES-Con Japan, Ltd. (c)	8,700	59,156
ESPEC Corp.	4,100	79,469
euglena Co., Ltd. (b)(c)	22,900	141,192
Exedy Corp.	3,100	44,822
EXEO Group, Inc.	12,400	261,019
Ezaki Glico Co., Ltd.	9,400	298,763
Fancl Corp.	13,900	414,025
FANUC Corp.	27,700	5,864,496
Fast Retailing Co., Ltd.	8,400	4,764,048
FCC Co., Ltd.	3,600	46,800
Ferrotec Holdings Corp.	7,100	261,113
Financial Products Group Co., Ltd. (c)	7,200	42,767
Food & Life Cos., Ltd.	14,900	562,850
FP Corp.	5,600	190,630
Freee KK (b)	4,500	248,535
Security Description	Shares	Value
Frontier Real Estate Investment Corp. REIT (c)	67	$ 289,167
Fuji Co., Ltd.	4,000	67,839
Fuji Corp.	9,900	221,977
Fuji Electric Co., Ltd.	17,600	959,819
Fuji Kyuko Co., Ltd.	2,700	95,662
Fuji Media Holdings, Inc.	5,100	49,071
Fuji Oil Holdings, Inc.	9,500	191,394
Fuji Seal International, Inc.	3,900	71,731
Fuji Soft, Inc.	2,700	130,129
Fujicco Co., Ltd.	4,500	73,505
FUJIFILM Holdings Corp.	52,000	3,850,046
Fujikura, Ltd. (b)	39,500	193,804
Fujimi, Inc.	2,900	195,172
Fujimori Kogyo Co., Ltd.	2,700	96,366
Fujio Food Group, Inc. (b)(c)	4,800	55,021
Fujitec Co., Ltd.	7,900	172,880
Fujitsu General, Ltd.	8,700	206,328
Fujitsu, Ltd.	28,400	4,865,894
Fujiya Co., Ltd. (c)	3,600	70,840
Fukui Computer Holdings, Inc.	3,000	89,879
Fukuoka Financial Group, Inc. (c)	23,600	403,939
Fukuoka REIT Corp.	76	110,085
Fukushima Galilei Co., Ltd.	2,400	99,414
Fukuyama Transporting Co., Ltd.	3,000	102,253
FULLCAST Holdings Co., Ltd.	3,600	76,968
Funai Soken Holdings, Inc.	5,300	120,401
Furukawa Co., Ltd.	5,200	57,349
Furukawa Electric Co., Ltd.	7,800	157,280
Fuso Chemical Co., Ltd.	3,100	130,698
Future Corp.	8,700	132,440
Fuyo General Lease Co., Ltd.	2,900	200,712
G-7 Holdings, Inc.	8,400	123,131
Gakken Holdings Co., Ltd.	2,400	21,800
Genky DrugStores Co., Ltd.	3,300	175,954
Geo Holdings Corp.	5,700	61,329
giftee, Inc. (b)	2,100	35,688
Giken, Ltd.	2,200	77,470
Global One Real Estate Investment Corp. REIT	139	145,331
GLOBERIDE, Inc.	2,100	57,627
Glory, Ltd.	9,800	186,290
GLP J-Reit	616	1,063,978
GMO GlobalSign Holdings KK (c)	500	18,171
GMO internet, Inc.	11,300	266,419
GMO Payment Gateway, Inc.	5,900	735,226
GNI Group, Ltd. (b)	3,600	46,299
Goldcrest Co., Ltd.	3,600	50,614
Goldwin, Inc.	2,900	167,722
Gree, Inc. (c)	15,200	111,801
GS Yuasa Corp.	7,600	168,823

See accompanying notes to financial statements.
123

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
GungHo Online Entertainment, Inc. (b)	5,900	$ 132,597
Gunma Bank, Ltd.	44,800	136,942
Gunze, Ltd.	1,500	52,625
H.U. Group Holdings, Inc.	5,900	149,607
H2O Retailing Corp.	7,900	55,569
Hachijuni Bank, Ltd.	42,000	143,337
Hakuhodo DY Holdings, Inc.	32,900	547,405
Hamakyorex Co., Ltd.	2,200	55,480
Hamamatsu Photonics KK	20,200	1,287,552
Hankyu Hanshin Holdings, Inc.	31,500	893,122
Hankyu Hanshin REIT, Inc.	94	129,301
Hanwa Co., Ltd.	3,500	99,084
Harmonic Drive Systems, Inc. (c)	8,900	375,615
Haseko Corp.	38,800	480,472
Hazama Ando Corp.	19,400	145,725
HEALIOS KK (b)	3,200	35,653
Heiwa Corp.	5,300	87,171
Heiwa Real Estate Co., Ltd.	4,500	151,231
Heiwa Real Estate REIT, Inc.	115	156,090
Heiwado Co., Ltd.	3,000	50,306
Hennge KK (b)(c)	1,200	20,195
Hiday Hidaka Corp.	3,500	52,642
Hikari Tsushin, Inc.	2,900	445,999
Hino Motors, Ltd.	41,500	341,644
Hioki EE Corp.	2,100	160,115
Hirata Corp.	1,100	61,039
Hirogin Holdings, Inc.	54,100	323,693
Hirose Electric Co., Ltd.	4,600	772,559
HIS Co., Ltd. (b)(c)	3,700	60,084
Hisamitsu Pharmaceutical Co., Inc.	6,200	214,016
Hitachi Construction Machinery Co., Ltd.	15,400	444,662
Hitachi Metals, Ltd. (b)	35,000	647,692
Hitachi Transport System, Ltd.	4,800	225,088
Hitachi Zosen Corp.	16,500	114,342
Hitachi, Ltd.	139,700	7,557,909
Hogy Medical Co., Ltd.	2,100	59,450
Hokkaido Electric Power Co., Inc.	31,100	138,546
Hokkoku Financial Holdings, Inc.	1,900	42,074
Hokuetsu Corp.	13,800	86,164
Hokuhoku Financial Group, Inc.	15,100	119,851
Hokuriku Electric Power Co.	19,300	98,046
Hokuto Corp.	6,300	104,385
Honda Motor Co., Ltd.	235,200	6,597,160
Horiba, Ltd.	4,100	240,684
Hoshino Resorts REIT, Inc.	28	158,777
Hoshizaki Corp.	7,800	585,906
Hosiden Corp.	7,100	71,089
Hosokawa Micron Corp.	5,200	153,984
Security Description	Shares	Value
House Foods Group, Inc.	8,700	$ 219,172
Hoya Corp.	53,300	7,919,439
Hulic Co., Ltd.	63,200	599,317
Hulic Reit, Inc.	195	293,122
Hyakugo Bank, Ltd.	22,900	68,409
Ibiden Co., Ltd.	15,200	902,853
IBJ Leasing Co., Ltd.	2,800	77,565
Ichibanya Co., Ltd.	4,100	165,381
Ichigo Office REIT Investment Corp.	122	87,828
Ichigo, Inc.	57,100	138,839
Idec Corp.	3,800	91,968
Idemitsu Kosan Co., Ltd.	31,977	815,566
IDOM, Inc.	21,200	133,104
IHI Corp.	19,800	398,218
Iida Group Holdings Co., Ltd.	20,300	471,736
Iino Kaiun Kaisha, Ltd.	10,500	49,785
Inaba Denki Sangyo Co., Ltd.	5,300	124,359
Inabata & Co., Ltd.	5,700	83,009
Inageya Co., Ltd. (c)	2,600	31,293
Industrial & Infrastructure Fund Investment Corp. REIT	281	541,966
Infocom Corp.	2,800	53,055
Infomart Corp.	36,200	294,240
Information Services International-Dentsu, Ltd.	2,000	67,301
INFRONEER Holdings, Inc. (c)	27,480	250,089
Inpex Corp.	147,700	1,285,184
Insource Co., Ltd.	3,200	78,281
Internet Initiative Japan, Inc.	7,400	305,241
Invincible Investment Corp. REIT	880	278,164
IR Japan Holdings, Ltd.	1,100	65,625
Iriso Electronics Co., Ltd.	4,100	154,344
Isetan Mitsukoshi Holdings, Ltd.	44,800	330,685
Isuzu Motors, Ltd.	84,100	1,045,088
Ito En, Ltd.	7,800	409,118
Itochu Advance Logistics Investment Corp. REIT (b)	64	101,762
ITOCHU Corp.	171,500	5,239,347
Itochu Enex Co., Ltd.	5,600	48,484
Itochu Techno-Solutions Corp.	14,100	453,042
Itoham Yonekyu Holdings, Inc.	15,500	88,568
Iwatani Corp.	6,000	302,201
Iyo Bank, Ltd.	28,400	142,055
Izumi Co., Ltd.	3,200	89,618
J Front Retailing Co., Ltd.	33,300	302,767
JAC Recruitment Co., Ltd.	3,700	66,960
Jaccs Co., Ltd.	3,300	84,882
JAFCO Group Co., Ltd.	3,600	206,956
Japan Airlines Co., Ltd. (b)	20,800	396,655

See accompanying notes to financial statements.
124

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Japan Airport Terminal Co., Ltd. (b)	9,500	$ 395,988
Japan Aviation Electronics Industry, Ltd.	5,700	98,552
Japan Elevator Service Holdings Co., Ltd.	8,300	154,821
Japan Excellent, Inc. REIT	140	162,060
Japan Exchange Group, Inc.	75,800	1,657,456
Japan Hotel REIT Investment Corp.	691	337,234
Japan Lifeline Co., Ltd.	4,500	42,829
Japan Logistics Fund, Inc. REIT	127	393,170
Japan Material Co., Ltd.	14,200	233,553
Japan Metropolitan Fund Invest REIT	957	823,574
Japan Petroleum Exploration Co., Ltd.	4,700	102,281
Japan Post Bank Co., Ltd.	66,400	608,328
Japan Post Holdings Co., Ltd.	353,400	2,752,196
Japan Post Insurance Co., Ltd.	32,500	522,122
Japan Prime Realty Investment Corp. REIT	118	408,858
Japan Pulp & Paper Co., Ltd.	2,000	71,556
Japan Real Estate Investment Corp. REIT	172	975,346
Japan Securities Finance Co., Ltd.	9,400	78,364
Japan Steel Works, Ltd.	8,100	271,512
Japan Tobacco, Inc. (c)	173,100	3,491,162
Japan Wool Textile Co., Ltd.	5,100	40,524
JCR Pharmaceuticals Co., Ltd.	8,000	154,505
JCU Corp.	3,500	166,254
Jeol, Ltd.	5,400	430,950
JFE Holdings, Inc.	73,200	932,521
JGC Holdings Corp.	31,800	265,380
JIG-SAW, Inc. (b)(c)	600	33,086
JINS Holdings, Inc. (c)	1,200	73,049
JM Holdings Co., Ltd. (c)	4,100	58,640
JMDC, Inc. (b)	3,100	230,976
J-Oil Mills, Inc.	3,600	52,208
Joshin Denki Co., Ltd.	3,500	65,043
Joyful Honda Co., Ltd. (c)	6,400	81,865
JSR Corp.	29,700	1,128,370
JTEKT Corp.	29,700	259,203
JTOWER, Inc. (b)	900	75,420
Juroku Financial Group, Inc.	3,000	56,480
Justsystems Corp.	4,000	186,879
Kadokawa Corp.	21,100	549,144
Kaga Electronics Co., Ltd.	2,000	56,793
Kagome Co., Ltd.	10,900	283,208
Kajima Corp.	61,900	710,086
Kakaku.com, Inc. (c)	18,400	490,539
Security Description	Shares	Value
Kaken Pharmaceutical Co., Ltd.	3,100	$ 113,334
Kameda Seika Co., Ltd.	1,600	59,398
Kamigumi Co., Ltd.	17,100	323,423
Kanamoto Co., Ltd.	3,000	62,785
Kandenko Co., Ltd.	8,400	62,514
Kaneka Corp.	6,900	226,195
Kanematsu Corp.	15,600	173,537
Kanematsu Electronics, Ltd.	1,000	34,475
Kansai Electric Power Co., Inc.	101,600	947,578
Kansai Paint Co., Ltd.	25,400	551,431
Kanto Denka Kogyo Co., Ltd.	9,100	89,534
Kao Corp.	68,500	3,580,405
Kappa Create Co., Ltd. (b)(c)	7,600	88,503
Katakura Industries Co., Ltd. (b)	5,600	119,873
Katitas Co., Ltd.	7,000	268,985
Kato Sangyo Co., Ltd.	2,100	61,092
Kawasaki Heavy Industries, Ltd.	21,500	387,973
Kawasaki Kisen Kaisha, Ltd. (b)	6,700	402,623
KDDI Corp.	232,700	6,793,777
KeePer Technical Laboratory Co., Ltd. (c)	4,900	94,634
Keihan Holdings Co., Ltd.	13,300	305,604
Keihanshin Building Co., Ltd.	6,200	84,099
Keikyu Corp.	31,100	310,581
Keio Corp.	14,400	633,998
Keisei Electric Railway Co., Ltd.	17,900	483,427
Keiyo Bank, Ltd.	11,200	45,323
Keiyo Co., Ltd.	15,400	113,272
Kenedix Office Investment Corp. REIT	62	382,806
Kenedix Residential Next Investment Corp. REIT	153	295,358
Kenedix Retail REIT Corp.	97	238,383
Kewpie Corp.	18,800	404,880
Key Coffee, Inc.	3,000	52,677
Keyence Corp.	28,100	17,637,688
KFC Holdings Japan, Ltd.	1,700	42,738
KH Neochem Co., Ltd.	3,300	91,129
Kikkoman Corp.	21,000	1,763,449
Kinden Corp.	14,500	217,585
Kintetsu Group Holdings Co., Ltd. (b)	23,400	653,302
Kintetsu World Express, Inc.	3,700	96,071
Kirin Holdings Co., Ltd.	116,300	1,865,365
Kisoji Co., Ltd. (c)	6,300	120,195
Kissei Pharmaceutical Co., Ltd.	3,200	62,636
Ki-Star Real Estate Co., Ltd.	1,200	93,057
Kitanotatsujin Corp.	7,500	21,818
Kitz Corp.	7,300	45,136
Kiyo Bank, Ltd.	5,000	61,265

See accompanying notes to financial statements.
125

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Koa Corp. (c)	3,000	$ 42,022
Kobayashi Pharmaceutical Co., Ltd.	7,300	573,071
Kobe Bussan Co., Ltd.	18,500	715,709
Kobe Steel, Ltd.	63,800	319,679
Koei Tecmo Holdings Co., Ltd. (c)	8,060	316,717
Kohnan Shoji Co., Ltd.	3,300	97,004
Koito Manufacturing Co., Ltd.	14,400	761,547
Kokuyo Co., Ltd.	11,600	172,658
Komatsu, Ltd.	127,200	2,975,235
KOMEDA Holdings Co., Ltd.	4,200	74,769
Komeri Co., Ltd.	5,500	122,127
Konami Holdings Corp.	12,800	613,573
Konica Minolta, Inc.	71,100	323,533
Konishi Co., Ltd.	5,200	78,211
Konoike Transport Co., Ltd.	4,700	50,284
Kose Corp.	4,700	532,630
Koshidaka Holdings Co., Ltd.	4,300	22,890
Kotobuki Spirits Co., Ltd.	2,100	100,482
K's Holdings Corp.	21,600	209,707
Kubota Corp.	146,300	3,244,124
Kumagai Gumi Co., Ltd.	3,200	79,781
Kumiai Chemical Industry Co., Ltd.	7,900	54,265
Kura Sushi, Inc. (c)	2,200	69,350
Kuraray Co., Ltd. (c)	39,900	346,143
Kureha Corp.	1,900	135,626
Kurita Water Industries, Ltd.	13,700	649,577
Kusuri no Aoki Holdings Co., Ltd.	3,000	189,918
KYB Corp.	1,600	44,809
Kyocera Corp.	46,600	2,908,377
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	76,961
KYORIN Holdings, Inc.	6,100	97,786
Kyoritsu Maintenance Co., Ltd.	3,100	108,623
Kyowa Kirin Co., Ltd.	40,200	1,094,412
Kyudenko Corp.	4,900	151,057
Kyushu Electric Power Co., Inc.	55,400	412,295
Kyushu Financial Group, Inc.	69,300	251,551
Kyushu Railway Co.	18,000	373,896
LaSalle Logiport REIT (b)	258	453,917
Lasertec Corp.	10,900	3,340,376
Lawson, Inc.	8,000	378,620
Leopalace21 Corp. (b)(c)	27,000	43,142
Life Corp.	1,600	47,310
Lifenet Insurance Co. (b)	3,600	28,636
Lintec Corp.	6,100	139,581
Lion Corp.	31,900	425,777
LITALICO, Inc.	2,400	84,200
Lixil Corp.	38,400	1,022,066
M&A Capital Partners Co., Ltd. (b)	1,300	59,494
M3, Inc.	62,900	3,164,254
Security Description	Shares	Value
Mabuchi Motor Co., Ltd. (c)	8,100	$ 267,292
Macnica Fuji Electronics Holdings, Inc.	5,800	138,610
Maeda Kosen Co., Ltd. (c)	1,800	61,352
Makino Milling Machine Co., Ltd.	3,400	121,349
Makita Corp.	32,300	1,369,640
Mandom Corp.	3,500	43,038
Mani, Inc.	12,800	177,291
Marubeni Corp.	224,500	2,182,517
Maruha Nichiro Corp.	6,800	142,017
Marui Group Co., Ltd.	27,500	517,021
Maruichi Steel Tube, Ltd.	10,400	230,027
Maruwa Co., Ltd.	1,000	141,548
Maruwa Unyu Kikan Co., Ltd.	5,400	68,277
Maruzen Showa Unyu Co., Ltd.	2,600	72,250
Matsui Securities Co., Ltd.	13,000	89,297
MatsukiyoCocokara & Co.	18,640	689,561
Matsuya Co., Ltd. (b)(c)	8,800	63,275
Matsuyafoods Holdings Co., Ltd.	2,200	69,159
Max Co., Ltd.	4,200	70,027
Maxell , Ltd.	4,900	58,210
Mazda Motor Corp.	79,000	607,138
McDonald's Holdings Co. Japan, Ltd.	11,700	517,155
MCJ Co., Ltd.	5,700	53,607
Mebuki Financial Group, Inc.	136,100	280,107
Media Do Co., Ltd.	800	28,483
Medical Data Vision Co., Ltd. (c)	10,000	108,202
Medipal Holdings Corp.	28,500	533,346
Medley, Inc. (b)(c)	4,300	88,573
MedPeer, Inc. (b)	1,400	43,585
Megachips Corp.	1,800	80,500
Megmilk Snow Brand Co., Ltd.	6,600	114,055
Meidensha Corp.	4,000	95,176
MEIJI Holdings Co., Ltd.	17,400	1,036,551
Meiko Electronics Co., Ltd.	3,800	157,075
Meitec Corp.	4,600	270,435
Menicon Co., Ltd.	11,500	339,542
Mercari, Inc. (b)	14,900	758,230
METAWATER Co., Ltd.	4,200	73,784
Micronics Japan Co., Ltd.	8,600	138,460
Mie Kotsu Group Holdings, Inc.	19,400	81,370
Milbon Co., Ltd.	3,900	193,044
Mimasu Semiconductor Industry Co., Ltd.	4,300	98,954
MINEBEA MITSUMI, Inc.	51,800	1,468,690
Mirai Corp. REIT	175	75,149
Mirait Holdings Corp.	11,300	186,150
Miroku Jyoho Service Co., Ltd.	2,500	29,981
MISUMI Group, Inc.	41,000	1,680,518

See accompanying notes to financial statements.
126

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Mitani Sekisan Co., Ltd. (c)	3,400	$ 226,165
Mitsubishi Chemical Holdings Corp.	184,700	1,366,544
Mitsubishi Corp.	180,700	5,730,680
Mitsubishi Electric Corp.	259,900	3,291,773
Mitsubishi Estate Co., Ltd.	173,000	2,395,454
Mitsubishi Estate Logistics REIT Investment Corp. (b)	65	295,775
Mitsubishi Gas Chemical Co., Inc.	27,500	465,199
Mitsubishi HC Capital, Inc.	93,330	461,159
Mitsubishi Heavy Industries, Ltd.	44,300	1,022,914
Mitsubishi Logistics Corp.	6,900	172,867
Mitsubishi Materials Corp.	18,000	308,714
Mitsubishi Motors Corp. (b)	83,100	231,645
Mitsubishi Pencil Co., Ltd.	5,800	60,994
Mitsubishi Shokuhin Co., Ltd.	1,300	31,226
Mitsubishi UFJ Financial Group, Inc.	1,763,700	9,570,893
Mitsuboshi Belting, Ltd.	4,200	78,635
Mitsui & Co., Ltd.	225,100	5,323,780
Mitsui Chemicals, Inc.	25,200	676,202
Mitsui Fudosan Co., Ltd.	132,300	2,617,737
Mitsui Fudosan Logistics Park, Inc. REIT	70	392,080
Mitsui High-Tec, Inc.	3,200	313,178
Mitsui Mining & Smelting Co., Ltd.	9,500	258,630
Mitsui OSK Lines, Ltd.	15,300	1,134,662
Mitsui-Soko Holdings Co., Ltd.	2,000	43,177
Mitsuuroko Group Holdings Co., Ltd.	3,800	40,127
Miura Co., Ltd.	12,500	429,855
Mixi, Inc.	3,900	68,243
Mizuho Financial Group, Inc.	348,020	4,421,460
Mizuno Corp.	3,400	66,255
Mochida Pharmaceutical Co., Ltd.	3,500	105,770
Modec, Inc.	2,400	28,699
Monex Group, Inc.	16,800	102,269
Money Forward, Inc. (b)	6,100	366,567
Monogatari Corp (c)	1,400	82,063
MonotaRO Co., Ltd.	34,700	624,663
Mori Hills REIT Investment Corp.	215	291,446
Mori Trust Hotel REIT, Inc.	98	105,698
Mori Trust Sogo Reit, Inc.	181	227,596
Morinaga & Co., Ltd.	7,300	238,357
Morinaga Milk Industry Co., Ltd.	5,400	256,038
Morita Holdings Corp.	4,400	49,978
MOS Food Services, Inc.	3,100	82,914
MS&AD Insurance Group Holdings, Inc.	64,200	1,978,601
Security Description	Shares	Value
Murata Manufacturing Co., Ltd.	82,900	$ 6,592,118
Musashi Seimitsu Industry Co., Ltd.	4,900	81,486
Musashino Bank, Ltd.	2,300	35,932
Nabtesco Corp. (c)	16,200	479,015
Nachi-Fujikoshi Corp.	1,200	42,933
Nagaileben Co., Ltd.	3,300	64,880
Nagase & Co., Ltd.	11,700	189,285
Nagawa Co., Ltd. (c)	1,000	98,997
Nagoya Railroad Co., Ltd. (b)	27,700	420,954
Nakanishi, Inc.	7,600	139,784
Nankai Electric Railway Co., Ltd.	14,200	268,204
Nanto Bank, Ltd.	3,100	52,252
NEC Corp.	34,700	1,600,078
NEC Networks & System Integration Corp.	9,300	145,773
NET One Systems Co., Ltd.	11,800	317,659
Nexon Co., Ltd.	71,200	1,375,093
Nextage Co., Ltd.	6,800	140,364
NGK Insulators, Ltd.	36,100	609,426
NGK Spark Plug Co., Ltd.	23,900	415,715
NH Foods, Ltd.	12,100	435,014
NHK Spring Co., Ltd.	28,100	238,651
Nichias Corp.	6,300	151,762
Nichicon Corp.	5,100	55,936
Nichiden Corp.	3,800	77,581
Nichiha Corp.	2,600	68,977
Nichi-iko Pharmaceutical Co., Ltd. (b)(c)	6,000	36,733
Nichirei Corp.	15,500	358,443
Nidec Corp.	64,500	7,572,750
Nifco, Inc.	11,600	363,649
Nihon Chouzai Co., Ltd.	4,000	47,762
Nihon Kohden Corp.	12,000	328,774
Nihon M&A Center Holdings, Inc.	43,700	1,070,537
Nihon Parkerizing Co., Ltd.	12,300	120,164
Nihon Unisys, Ltd.	10,700	300,126
Nikkiso Co., Ltd. (c)	4,200	29,324
Nikkon Holdings Co., Ltd.	7,200	135,428
Nikon Corp.	45,200	486,718
Nintendo Co., Ltd.	16,100	7,500,890
Nippn Corp.	3,900	56,084
Nippo Corp. (b)	1,600	55,438
Nippon Accommodations Fund, Inc. REIT	71	408,779
Nippon Building Fund, Inc. REIT	216	1,256,741
Nippon Carbon Co., Ltd. (c)	1,200	43,454
Nippon Ceramic Co., Ltd.	2,800	68,471
Nippon Densetsu Kogyo Co., Ltd.	3,100	44,741
Nippon Electric Glass Co., Ltd.	12,700	325,234
Nippon Express Co., Ltd.	10,600	627,320

See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Nippon Gas Co., Ltd.	15,400	$ 203,943
Nippon Kanzai Co., Ltd.	4,000	100,352
Nippon Kayaku Co., Ltd.	19,200	197,410
Nippon Koei Co., Ltd.	2,400	66,484
Nippon Light Metal Holdings Co., Ltd.	14,500	217,081
Nippon Paint Holdings Co., Ltd.	98,900	1,076,988
Nippon Paper Industries Co., Ltd.	10,500	99,023
Nippon Parking Development Co., Ltd.	44,800	53,688
Nippon Prologis REIT, Inc. (b)	316	1,116,860
NIPPON REIT Investment Corp.	52	185,142
Nippon Road Co., Ltd.	1,200	85,867
Nippon Sanso Holdings Corp.	20,800	453,913
Nippon Seiki Co., Ltd.	4,600	46,377
Nippon Sheet Glass Co., Ltd. (b)	10,400	46,331
Nippon Shinyaku Co., Ltd.	6,700	466,041
Nippon Shokubai Co., Ltd.	3,200	147,836
Nippon Signal Co., Ltd.	6,300	50,059
Nippon Soda Co., Ltd.	2,900	83,357
Nippon Steel Corp.	123,600	2,016,262
Nippon Steel Trading Corp.	1,600	69,749
Nippon Suisan Kaisha, Ltd.	35,600	167,868
Nippon Telegraph & Telephone Corp.	185,700	5,079,719
Nippon Television Holdings, Inc.	5,700	57,814
Nippon Yusen KK	23,300	1,772,463
Nipro Corp.	16,000	151,309
Nishimatsu Construction Co., Ltd.	6,200	196,249
Nishimatsuya Chain Co., Ltd. (c)	9,000	107,933
Nishi-Nippon Financial Holdings, Inc.	11,300	73,008
Nishi-Nippon Railroad Co., Ltd.	7,200	163,126
Nishio Rent All Co., Ltd.	2,900	72,327
Nissan Chemical Corp.	17,100	991,950
Nissan Motor Co., Ltd. (b)	334,900	1,616,408
Nissan Shatai Co., Ltd.	6,700	41,019
Nissei ASB Machine Co., Ltd.	1,400	38,539
Nissha Co., Ltd. (c)	4,100	59,459
Nisshin Oillio Group, Ltd.	2,200	55,384
Nisshin Seifun Group, Inc.	30,200	434,819
Nisshinbo Holdings, Inc.	27,200	206,678
Nissin Electric Co., Ltd.	5,200	71,167
Nissin Foods Holdings Co., Ltd.	8,800	641,153
Nitori Holdings Co., Ltd.	11,600	1,735,140
Nitta Corp.	1,700	43,506
Nitto Boseki Co., Ltd. (c)	2,300	58,821
Nitto Denko Corp.	20,300	1,567,166
Security Description	Shares	Value
Nitto Kogyo Corp.	3,700	$ 51,088
Nittoku Co., Ltd.	2,600	89,974
Noevir Holdings Co., Ltd. (c)	1,400	65,529
NOF Corp.	9,700	489,401
Nohmi Bosai, Ltd.	1,800	35,186
Nojima Corp.	5,400	112,919
NOK Corp.	14,600	158,736
Nomura Co., Ltd.	11,200	92,689
Nomura Holdings, Inc.	443,200	1,930,906
Nomura Real Estate Holdings, Inc.	17,000	390,769
Nomura Real Estate Master Fund, Inc. REIT (b)	614	862,709
Nomura Research Institute, Ltd.	49,400	2,117,051
Noritake Co., Ltd.	3,300	143,858
Noritsu Koki Co., Ltd.	2,100	49,475
Noritz Corp.	6,800	99,087
North Pacific Bank, Ltd.	27,700	60,136
NS Solutions Corp.	3,800	116,981
NSD Co., Ltd.	9,100	165,160
NSK, Ltd.	55,700	356,968
NTN Corp. (b)	36,100	75,238
NTT Data Corp.	90,800	1,944,447
NTT UD REIT Investment Corp.	181	243,943
Obara Group, Inc.	1,300	39,060
Obayashi Corp.	95,300	736,546
OBIC Business Consultants Co., Ltd.	3,900	164,257
Obic Co., Ltd.	10,100	1,894,490
Odakyu Electric Railway Co., Ltd.	44,700	829,136
Ogaki Kyoritsu Bank, Ltd.	3,000	50,358
Ohsho Food Service Corp.	1,200	63,671
Oiles Corp.	4,900	71,869
Oisix ra daichi, Inc. (b)	2,400	64,504
Oji Holdings Corp.	111,100	537,386
Okamoto Industries, Inc.	1,900	69,710
Okamura Corp.	6,100	68,122
Okasan Securities Group, Inc.	15,600	51,614
Oki Electric Industry Co., Ltd.	10,000	78,503
Okinawa Cellular Telephone Co.	1,500	66,562
Okinawa Electric Power Co., Inc.	4,935	62,354
Okinawa Financial Group, Inc.	2,300	44,141
OKUMA Corp.	2,300	102,262
Okumura Corp.	4,600	128,826
Olympus Corp.	158,000	3,635,283
Omron Corp.	26,500	2,637,228
One REIT, Inc.	31	81,299
Ono Pharmaceutical Co., Ltd.	53,400	1,324,392
Open House Co., Ltd.	11,200	585,506
Optex Group Co., Ltd. (c)	4,700	67,058

See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Optim Corp. (b)	1,800	$ 20,617
Optorun Co., Ltd.	2,400	49,519
Oracle Corp. Japan	5,300	402,258
Organo Corp.	1,500	112,674
Orient Corp.	55,000	59,702
Oriental Land Co., Ltd.	28,900	4,867,487
ORIX Corp.	173,800	3,543,012
Orix JREIT, Inc.	370	577,708
Osaka Gas Co., Ltd.	51,200	845,219
Osaka Organic Chemical Industry, Ltd.	1,600	46,129
Osaka Soda Co., Ltd.	2,700	71,278
OSG Corp.	9,200	142,688
Otsuka Corp.	16,400	781,868
Otsuka Holdings Co., Ltd.	56,300	2,038,250
Outsourcing, Inc. (c)	22,100	297,469
Pacific Industrial Co., Ltd.	3,700	39,039
Pack Corp. (c)	2,300	53,887
PAL GROUP Holdings Co., Ltd.	4,400	65,567
PALTAC Corp.	2,900	119,244
Pan Pacific International Holdings Corp.	56,200	774,516
Panasonic Corp.	314,400	3,453,745
Paramount Bed Holdings Co., Ltd.	3,600	60,993
Park24 Co., Ltd. (b)	12,800	175,180
Pasona Group, Inc.	4,800	137,554
Penta-Ocean Construction Co., Ltd.	45,600	257,392
PeptiDream, Inc. (b)	12,400	274,048
Persol Holdings Co., Ltd.	25,600	742,512
Pharma Foods International Co., Ltd. (c)	2,400	44,080
Pigeon Corp. (c)	17,400	332,119
Pilot Corp.	3,800	145,196
Piolax, Inc.	2,400	36,639
PKSHA Technology, Inc. (b)	1,700	37,084
Plaid, Inc. (b)(c)	1,800	33,372
Plenus Co., Ltd.	4,100	71,814
Plus Alpha Consulting Co., Ltd.	1,600	44,184
Pola Orbis Holdings, Inc. (c)	14,500	241,383
Premier Anti-Aging Co., Ltd. (b)	400	32,131
Pressance Corp.	1,700	30,928
Prestige International, Inc.	8,800	51,048
Prima Meat Packers, Ltd.	3,400	73,341
Proto Corp.	3,000	35,769
Qol Holdings Co., Ltd.	8,700	105,770
Raito Kogyo Co., Ltd.	9,300	159,987
Raiznext Corp.	6,900	70,046
Raksul, Inc. (b)(c)	3,200	157,839
Rakus Co., Ltd.	9,600	258,434
Rakuten Group, Inc.	125,300	1,255,666
Recruit Holdings Co., Ltd.	195,800	11,854,610
Relia, Inc.	5,700	48,261
Security Description	Shares	Value
Relo Group, Inc.	20,900	$ 377,327
Renesas Electronics Corp. (b)	184,100	2,274,971
Rengo Co., Ltd.	21,800	164,700
RENOVA, Inc. (b)	4,800	86,784
Resona Holdings, Inc.	289,402	1,124,384
Resorttrust, Inc.	15,100	246,389
Restar Holdings Corp.	4,300	75,279
Retail Partners Co., Ltd.	8,600	102,389
Ricoh Co., Ltd.	91,800	853,787
Ricoh Leasing Co., Ltd.	1,200	40,224
Riken Keiki Co., Ltd. (c)	3,700	188,607
Riken Vitamin Co., Ltd.	4,400	65,109
Ringer Hut Co., Ltd. (b)(c)	4,000	77,218
Rinnai Corp.	5,100	459,711
Riso Kagaku Corp.	1,800	33,544
Riso Kyoiku Co., Ltd.	12,100	41,295
Rohm Co., Ltd.	12,600	1,145,604
Rohto Pharmaceutical Co., Ltd.	16,200	488,863
Roland Corp.	1,500	51,192
Rorze Corp.	1,500	161,652
Round One Corp.	4,900	58,040
Royal Holdings Co., Ltd. (b)(c)	2,800	46,150
RS Technologies Co., Ltd. (c)	800	47,310
Ryohin Keikaku Co., Ltd.	35,000	533,108
Ryosan Co., Ltd.	2,800	55,268
Ryoyo Electro Corp. (c)	4,900	102,038
S Foods, Inc.	1,500	45,330
Saibu Gas Holdings Co., Ltd.	2,400	44,288
Saizeriya Co., Ltd.	2,700	70,457
Sakai Moving Service Co., Ltd.	1,200	45,122
Sakata INX Corp. (c)	6,900	59,560
Sakata Seed Corp.	2,600	74,170
SAMTY Co., Ltd.	4,100	78,222
Samty Residential Investment Corp. REIT (b)	80	89,479
San-A Co., Ltd.	1,500	54,448
San-Ai Oil Co., Ltd.	7,300	84,629
SanBio Co., Ltd. (b)(c)	2,600	22,736
Sangetsu Corp.	5,700	80,336
San-In Godo Bank, Ltd.	12,800	72,028
Sanken Electric Co., Ltd.	3,300	180,826
Sanki Engineering Co., Ltd.	7,100	88,723
Sankyo Co., Ltd.	8,800	227,804
Sankyu, Inc.	7,600	314,810
Sanrio Co., Ltd.	6,700	145,398
Sansan, Inc. (b)	11,600	252,540
Santen Pharmaceutical Co., Ltd.	50,100	612,138
Sanwa Holdings Corp.	26,700	284,494
Sanyo Chemical Industries, Ltd.	1,300	60,284
Sanyo Denki Co., Ltd.	1,500	78,546
Sapporo Holdings, Ltd.	6,900	130,804

See accompanying notes to financial statements.
129

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Sato Holdings Corp.	2,600	$ 49,695
Sawai Group Holdings Co., Ltd.	7,900	301,511
SBI Holdings, Inc.	33,800	920,177
SBS Holdings, Inc.	4,500	127,589
SCREEN Holdings Co., Ltd. (c)	5,200	558,586
SCSK Corp.	21,400	425,380
Secom Co., Ltd.	30,000	2,080,500
Sega Sammy Holdings, Inc.	27,800	436,235
Seibu Holdings, Inc. (b)	27,700	258,827
Seikagaku Corp.	12,800	104,596
Seiko Epson Corp.	39,500	710,386
Seiko Holdings Corp.	2,900	56,486
Seino Holdings Co., Ltd.	21,700	219,535
Seiren Co., Ltd.	6,100	133,331
Sekisui Chemical Co., Ltd.	52,800	881,261
Sekisui House REIT, Inc.	558	415,272
Sekisui House, Ltd.	91,000	1,951,101
Sekisui Jushi Corp.	3,600	65,369
Senko Group Holdings Co., Ltd.	21,600	173,880
Seria Co., Ltd.	4,900	141,909
Seven & i Holdings Co., Ltd.	108,700	4,772,587
Seven Bank, Ltd.	72,000	148,808
SG Holdings Co., Ltd.	46,900	1,096,797
Sharp Corp.	29,300	336,115
Shibaura Machine Co., Ltd.	1,700	55,508
Shibuya Corp. (c)	1,200	31,158
SHIFT, Inc. (b)	1,600	331,518
Shiga Bank, Ltd.	4,200	75,462
Shikoku Chemicals Corp.	6,600	80,870
Shikoku Electric Power Co., Inc.	16,700	117,468
Shima Seiki Manufacturing, Ltd.	2,400	41,162
Shimadzu Corp.	34,200	1,441,891
Shimamura Co., Ltd.	3,600	301,993
Shimano, Inc.	10,600	2,822,248
Shimizu Corp.	75,600	468,089
Shin-Etsu Chemical Co., Ltd.	51,100	8,839,495
Shin-Etsu Polymer Co., Ltd.	10,100	97,093
Shinko Electric Industries Co., Ltd.	9,300	443,376
Shinmaywa Industries, Ltd.	5,600	42,551
Shinsei Bank, Ltd.	18,300	297,650
Shionogi & Co., Ltd.	37,900	2,674,113
Ship Healthcare Holdings, Inc.	9,200	214,111
Shiseido Co., Ltd.	57,700	3,213,823
Shizuoka Bank, Ltd. (c)	61,600	439,713
Shizuoka Gas Co., Ltd.	8,100	69,285
SHO-BOND Holdings Co., Ltd.	7,500	336,720
Shochiku Co., Ltd. (b)	900	93,865
Shoei Co., Ltd.	3,200	125,883
Shoei Foods Corp.	2,300	76,697
Security Description	Shares	Value
Showa Denko KK	25,000	$ 524,293
Showa Sangyo Co., Ltd.	2,400	55,417
Siix Corp. (c)	3,200	39,349
Sinko Industries, Ltd.	3,500	61,122
SKY Perfect JSAT Holdings, Inc.	14,300	52,156
Skylark Holdings Co., Ltd. (c)	34,600	454,002
SMC Corp.	8,300	5,592,436
SMS Co., Ltd.	10,300	405,184
Snow Peak, Inc. (c)	3,200	88,368
Sodick Co., Ltd.	9,700	68,988
Softbank Corp.	414,400	5,234,204
SoftBank Group Corp.	191,600	9,041,330
Sohgo Security Services Co., Ltd.	10,700	424,636
Sojitz Corp.	35,820	537,510
Solasto Corp.	6,300	67,565
Sompo Holdings, Inc.	45,600	1,924,106
Sony Group Corp.	182,000	22,877,426
Sosei Group Corp. (b)	13,900	229,826
SOSiLA Logistics REIT, Inc. (b)	112	171,178
Sotetsu Holdings, Inc. (b)	8,500	155,451
S-Pool, Inc.	7,200	76,092
Square Enix Holdings Co., Ltd.	11,700	599,453
SRE Holdings Corp. (b)	800	50,436
Stanley Electric Co., Ltd.	18,900	472,521
Star Asia Investment Corp. REIT	164	90,150
Star Micronics Co., Ltd.	4,800	64,567
Starts Corp., Inc.	2,800	61,055
Starts Proceed Investment Corp. REIT	62	128,086
Strike Co., Ltd.	1,300	57,800
Subaru Corp.	87,700	1,566,575
Sugi Holdings Co., Ltd.	4,200	254,214
SUMCO Corp. (c)	50,600	1,032,169
Sumitomo Bakelite Co., Ltd.	4,800	243,012
Sumitomo Chemical Co., Ltd.	221,700	1,043,475
Sumitomo Corp.	164,800	2,433,610
Sumitomo Dainippon Pharma Co., Ltd.	24,100	277,300
Sumitomo Densetsu Co., Ltd.	1,800	32,622
Sumitomo Electric Industries, Ltd.	110,600	1,440,187
Sumitomo Forestry Co., Ltd.	19,400	375,011
Sumitomo Heavy Industries, Ltd.	16,000	387,512
Sumitomo Metal Mining Co., Ltd.	37,100	1,401,459
Sumitomo Mitsui Construction Co., Ltd.	14,000	52,034
Sumitomo Mitsui Financial Group, Inc.	188,400	6,450,968
Sumitomo Mitsui Trust Holdings, Inc.	49,200	1,641,923

See accompanying notes to financial statements.
130

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Sumitomo Osaka Cement Co., Ltd.	4,800	$ 147,349
Sumitomo Realty & Development Co., Ltd.	45,500	1,336,690
Sumitomo Rubber Industries, Ltd.	21,500	218,818
Sumitomo Warehouse Co., Ltd.	5,100	86,008
Sun Corp.	1,600	35,972
Sun Frontier Fudousan Co., Ltd.	5,800	50,518
Sundrug Co., Ltd.	8,900	232,248
Suntory Beverage & Food, Ltd.	19,500	704,442
Suruga Bank, Ltd.	13,500	59,555
Suzuken Co., Ltd.	8,200	236,412
Suzuki Motor Corp.	53,100	2,042,290
Sysmex Corp.	23,900	3,227,346
Systena Corp.	29,200	109,036
T Hasegawa Co., Ltd.	4,000	93,926
T&D Holdings, Inc.	77,600	991,943
Tadano, Ltd.	8,800	84,672
Taihei Dengyo Kaisha, Ltd.	3,100	77,261
Taiheiyo Cement Corp.	17,900	353,321
Taikisha, Ltd.	3,300	89,697
Taisei Corp.	26,300	798,215
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	261,847
Taiyo Holdings Co., Ltd.	5,000	151,101
Taiyo Yuden Co., Ltd.	16,400	942,799
Takamatsu Construction Group Co., Ltd.	1,300	22,251
Takara Bio, Inc.	5,600	128,578
Takara Holdings, Inc.	17,700	187,675
Takara Leben Real Estate Investment Corp. REIT	85	85,698
Takara Standard Co., Ltd.	3,300	40,492
Takasago International Corp.	2,900	72,780
Takasago Thermal Engineering Co., Ltd.	4,000	65,859
Takashimaya Co., Ltd.	20,500	190,482
Takeda Pharmaceutical Co., Ltd.	228,338	6,220,280
Takeuchi Manufacturing Co., Ltd.	3,500	82,945
Takuma Co., Ltd.	6,200	76,723
Tamron Co., Ltd.	2,900	71,899
Tamura Corp. (c)	13,300	77,267
TBS Holdings, Inc.	5,200	75,366
TDK Corp.	56,100	2,187,391
TechMatrix Corp.	3,200	52,965
TechnoPro Holdings, Inc.	15,000	454,605
Teijin, Ltd.	22,100	271,560
Teikoku Sen-I Co., Ltd. (c)	4,100	82,637
Tenma Corp.	3,800	87,117
Terumo Corp.	93,200	3,933,411
T-Gaia Corp.	1,700	24,447
Security Description	Shares	Value
THK Co., Ltd.	18,400	$ 443,083
TIS, Inc.	31,700	942,838
TKC Corp.	3,000	90,009
Toagosei Co., Ltd.	9,600	96,371
Tobu Railway Co., Ltd.	26,700	607,941
TOC Co., Ltd.	8,700	50,165
Tocalo Co., Ltd.	8,100	103,751
Toda Corp.	27,100	171,324
Toei Co., Ltd.	800	121,853
Toho Bank, Ltd.	30,200	55,598
Toho Co., Ltd.	15,900	680,018
Toho Gas Co., Ltd.	11,300	287,419
Toho Holdings Co., Ltd.	11,800	179,836
Tohoku Electric Power Co., Inc.	60,700	430,126
Tokai Carbon Co., Ltd. (c)	26,200	274,843
Tokai Corp.	2,300	39,447
TOKAI Holdings Corp.	8,800	66,408
Tokai Rika Co., Ltd.	4,700	63,181
Tokai Tokyo Financial Holdings, Inc.	20,900	71,690
Token Corp.	1,100	90,270
Tokio Marine Holdings, Inc.	90,600	5,029,006
Tokushu Tokai Paper Co., Ltd.	2,000	71,556
Tokuyama Corp.	7,000	111,120
Tokyo Century Corp.	5,200	251,973
Tokyo Electric Power Co. Holdings, Inc. (b)	209,000	539,039
Tokyo Electron, Ltd.	21,500	12,374,799
Tokyo Gas Co., Ltd.	54,300	972,312
Tokyo Ohka Kogyo Co., Ltd.	4,300	253,919
Tokyo Seimitsu Co., Ltd.	5,200	230,298
Tokyo Steel Manufacturing Co., Ltd.	15,900	190,129
Tokyo Tatemono Co., Ltd.	26,000	379,315
Tokyotokeiba Co., Ltd. (c)	1,600	59,259
Tokyu Construction Co., Ltd.	9,200	53,208
Tokyu Corp.	71,500	948,739
Tokyu Fudosan Holdings Corp.	83,800	467,921
Tokyu REIT, Inc.	95	163,345
TOMONY Holdings, Inc.	28,300	77,905
Tomy Co., Ltd.	8,100	77,304
Topcon Corp.	14,800	213,219
TOPPAN, INC.	36,000	674,013
Topre Corp.	2,800	28,959
Toray Industries, Inc.	200,100	1,184,735
Toridoll Holdings Corp. (c)	4,700	101,465
Tosei Corp.	5,700	49,993
Toshiba Corp.	59,900	2,460,397
Toshiba TEC Corp.	4,700	192,032
Tosoh Corp.	37,100	549,630
Totetsu Kogyo Co., Ltd.	2,900	63,135
TOTO, Ltd.	20,400	937,137
Towa Pharmaceutical Co., Ltd.	2,800	69,638

See accompanying notes to financial statements.
131

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Toyo Construction Co., Ltd.	16,800	$ 84,762
Toyo Gosei Co., Ltd.	500	67,865
Toyo Ink SC Holdings Co., Ltd.	4,100	68,538
Toyo Seikan Group Holdings, Ltd.	16,600	197,923
Toyo Suisan Kaisha, Ltd.	12,100	512,244
Toyo Tanso Co., Ltd.	1,800	50,020
Toyo Tire Corp.	13,400	208,759
Toyobo Co., Ltd.	7,200	78,531
Toyoda Gosei Co., Ltd.	12,600	273,763
Toyota Boshoku Corp.	8,800	172,401
Toyota Industries Corp.	21,300	1,699,857
Toyota Motor Corp.	1,530,140	27,977,159
Toyota Tsusho Corp.	30,300	1,394,555
Trancom Co., Ltd.	1,300	101,151
Transcosmos, Inc.	2,100	59,815
TRE Holdings Corp.	5,800	89,200
Trend Micro, Inc.	19,900	1,104,259
Tri Chemical Laboratories, Inc.	3,600	113,951
Trusco Nakayama Corp.	4,700	111,465
TS Tech Co., Ltd.	11,600	142,438
Tsubaki Nakashima Co., Ltd.	4,800	61,232
Tsubakimoto Chain Co.	2,700	74,091
Tsugami Corp. (c)	4,400	67,134
Tsukishima Kikai Co., Ltd.	5,200	51,208
Tsumura & Co.	7,900	224,675
Tsuruha Holdings, Inc.	5,600	536,876
TV Asahi Holdings Corp.	1,900	23,644
UACJ Corp. (b)	3,400	78,508
Ube Industries, Ltd.	19,000	329,660
Uchida Yoko Co., Ltd.	2,700	123,564
Ulvac, Inc.	7,900	493,943
Unicharm Corp.	57,700	2,504,818
Union Tool Co.	2,400	82,949
United Arrows, Ltd.	2,300	36,571
United Super Markets Holdings, Inc.	5,500	50,484
United Urban Investment Corp. REIT	426	500,154
Universal Entertainment Corp. (b)	2,100	44,515
Usen-Next Holdings Co., Ltd.	5,600	146,133
Ushio, Inc.	13,700	227,233
USS Co., Ltd.	31,000	483,487
UT Group Co., Ltd.	3,200	120,186
Uzabase, Inc. (b)(c)	2,500	31,914
Valor Holdings Co., Ltd.	4,500	83,861
ValueCommerce Co., Ltd.	1,500	58,226
Vector, Inc.	3,200	32,707
Vision, Inc. (b)(c)	2,300	23,169
Visional, Inc. (b)(c)	1,700	143,346
VT Holdings Co., Ltd.	20,000	81,108
Wacoal Holdings Corp.	7,800	144,614
Wacom Co., Ltd.	24,300	193,294
Wakita & Co., Ltd.	7,000	65,407
Security Description	Shares	Value
WDB Holdings Co., Ltd.	2,600	$ 69,880
WealthNavi, Inc. (b)	2,800	49,676
Weathernews, Inc.	700	58,478
Welcia Holdings Co., Ltd.	14,200	442,690
West Holdings Corp.	3,110	154,751
West Japan Railway Co.	32,500	1,357,518
Xebio Holdings Co., Ltd.	7,300	58,448
Yakult Honsha Co., Ltd.	17,900	932,656
YAMABIKO Corp. (c)	6,300	68,167
Yamada Holdings Co., Ltd.	83,200	283,944
Yamaguchi Financial Group, Inc.	23,900	139,679
Yamaha Corp.	19,300	950,293
Yamaha Motor Co., Ltd. (c)	43,000	1,030,238
YA-MAN, Ltd. (c)	3,100	25,897
Yamato Holdings Co., Ltd.	44,800	1,051,577
Yamato Kogyo Co., Ltd.	7,700	249,077
Yamazaki Baking Co., Ltd. (c)	13,900	184,440
Yamazen Corp.	8,300	77,555
Yaoko Co., Ltd.	2,600	157,822
Yaskawa Electric Corp.	34,600	1,694,620
Yellow Hat, Ltd.	4,700	67,466
Yodogawa Steel Works, Ltd.	1,700	37,571
Yokogawa Bridge Holdings Corp.	3,400	64,838
Yokogawa Electric Corp.	31,300	563,729
Yokohama Reito Co., Ltd.	11,000	79,762
Yokohama Rubber Co., Ltd.	17,100	273,677
Yokowo Co., Ltd.	1,700	43,698
Yonex Co., Ltd.	14,000	106,865
Yoshinoya Holdings Co., Ltd.	7,000	141,088
Yuasa Trading Co., Ltd.	3,200	82,782
Z Holdings Corp.	392,800	2,276,538
Zenkoku Hosho Co., Ltd.	9,100	395,910
Zenrin Co., Ltd.	3,600	31,043
Zensho Holdings Co., Ltd.	14,800	347,525
Zeon Corp.	15,600	179,768
ZERIA Pharmaceutical Co., Ltd. (c)	2,600	44,389
Zojirushi Corp. (c)	5,000	62,611
ZOZO, Inc.	17,100	533,099
Zuken, Inc.	1,600	51,409
		682,266,718
JERSEY — 0.0% (a)
JTC PLC (d)	17,708	219,699
Sanne Group PLC (b)	28,034	345,913
		565,612
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	25,372	762,562
KENYA — 0.0% (a)
Vivo Energy PLC (d)	59,856	106,853
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC	190,000	594,045

See accompanying notes to financial statements.
132

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Boubyan Bank KSCP (b)	175,000	$ 457,403
Boubyan Petrochemicals Co. KSCP	46,160	130,119
Gulf Bank KSCP	163,000	150,462
Humansoft Holding Co. KSC	9,000	96,000
Kuwait Finance House KSCP	630,401	1,735,297
Mabanee Co. KPSC	62,540	164,083
Mobile Telecommunications Co. KSCP	331,000	651,596
National Bank of Kuwait SAKP	929,879	3,067,293
National Industries Group Holding SAK (b)	200,000	187,262
Qurain Petrochemical Industries Co.	69,572	79,873
		7,313,433
LIECHTENSTEIN — 0.0% (a)
Implantica AG SDR (b)	2,687	19,290
Liechtensteinische Landesbank AG	1,120	64,657
		83,947
LUXEMBOURG — 0.1%
APERAM SA	7,578	410,547
ArcelorMittal SA	101,109	3,236,144
B&S Group Sarl (d)	3,050	24,626
Eurofins Scientific SE	19,533	2,416,766
Global Fashion Group SA (b)	11,973	60,535
Reinet Investments SCA	17,664	316,569
SES SA	59,192	469,307
		6,934,494
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (b)	315,000	1,632,313
MECOM Power and Construction, Ltd. (c)	168,000	77,575
MGM China Holdings, Ltd. (b)(c)	141,200	85,666
Sands China, Ltd. (b)	351,200	818,054
SJM Holdings, Ltd. (b)	287,000	193,265
Wynn Macau, Ltd. (b)	225,600	184,327
		2,991,200
MALAYSIA — 0.4%
AirAsia Group Bhd (b)	140,400	26,624
Alliance Bank Malaysia Bhd	140,600	96,523
AMMB Holdings Bhd (b)	222,900	169,609
Axiata Group Bhd	464,211	463,542
Axis Real Estate Investment Trust	123,660	57,585
Bank Islam Malaysia Bhd	59,500	42,847
Berjaya Sports Toto Bhd	115,544	52,696
Bermaz Auto Bhd	173,300	65,726
British American Tobacco Malaysia Bhd	23,500	78,860
Bursa Malaysia Bhd	132,900	208,952
Security Description	Shares	Value
Carlsberg Brewery Malaysia Bhd Class B	17,500	$ 84,349
CIMB Group Holdings Bhd	841,271	1,100,559
CTOS Digital Bhd	342,900	148,980
D&O Green Technologies Bhd	50,200	71,095
Dialog Group Bhd	573,500	360,675
DiGi.Com Bhd	429,800	449,815
DRB-Hicom Bhd	194,800	66,866
Fraser & Neave Holdings Bhd	28,600	169,843
Frencken Group, Ltd.	40,300	58,889
Frontken Corp. Bhd	92,850	89,150
Gamuda Bhd (b)	187,959	130,840
Genting Bhd	342,300	383,711
Genting Malaysia Bhd (b)	363,100	251,015
Genting Plantations Bhd	24,900	40,046
Greatech Technology Bhd (b)	38,300	61,872
HAP Seng Consolidated Bhd	67,500	124,760
Hartalega Holdings Bhd	224,200	308,369
Heineken Malaysia Bhd	18,500	92,544
Hong Leong Bank Bhd	92,132	411,785
Hong Leong Financial Group Bhd	46,600	193,962
Hong Seng Consolidated Bhd (b)	295,000	190,482
IGB Real Estate Investment Trust	237,700	94,144
IHH Healthcare Bhd	234,400	412,985
IJM Corp. Bhd	331,300	120,878
Inari Amertron Bhd	485,100	465,771
IOI Corp. Bhd	323,900	290,002
IOI Properties Group Bhd	371,500	98,092
Kossan Rubber Industries Bhd	156,300	72,035
KPJ Healthcare Bhd	237,200	63,200
Kuala Lumpur Kepong Bhd	52,869	276,401
Magnum Bhd (b)	110,393	50,347
Malakoff Corp. Bhd	123,000	21,258
Malayan Banking Bhd	638,543	1,272,181
Malaysia Airports Holdings Bhd (b)	119,624	171,712
Malaysian Pacific Industries Bhd	23,900	283,174
Maxis Bhd	398,000	463,346
Mega First Corp. BHD	55,600	46,711
Mi Technovation Bhd	17,800	14,442
MISC Bhd	163,800	277,194
My EG Services Bhd	1,041,890	267,600
Nestle Malaysia Bhd	15,100	486,419
Pentamaster Corp. Bhd	53,300	71,007
Petronas Chemicals Group Bhd	335,400	718,139
Petronas Dagangan Bhd	50,900	251,690
Petronas Gas Bhd	126,100	544,839
PPB Group Bhd	104,780	430,086

See accompanying notes to financial statements.
133

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Press Metal Aluminium Holdings Bhd	395,100	$ 548,170
Public Bank Bhd	2,047,500	2,044,551
QL Resources Bhd	133,950	146,940
RHB Bank Bhd	272,163	350,820
Sapura Energy Bhd (b)	266,700	3,201
Scientex Bhd	74,400	85,544
Serba Dinamik Holdings Bhd	144,900	6,087
Sime Darby Bhd	350,035	194,931
Sime Darby Plantation Bhd	229,843	207,444
Sime Darby Property Bhd	142,535	20,357
SKP Resources Bhd	339,125	141,641
SP Setia Bhd Group (b)	134,214	41,559
Sunway Bhd	241,400	99,666
Sunway Real Estate Investment Trust	264,700	89,589
Supermax Corp. Bhd	400,272	141,239
Syarikat Takaful Malaysia Keluarga Bhd	36,789	32,674
Telekom Malaysia Bhd	138,403	182,721
Tenaga Nasional Bhd	350,900	786,703
TIME dotCom Bhd	123,300	136,145
Top Glove Corp. Bhd	694,500	431,770
United Plantations Bhd	18,700	62,303
UWC Bhd	40,400	60,222
ViTrox Corp. Bhd	35,300	168,789
VS Industry Bhd	444,000	146,011
Westports Holdings Bhd	139,500	135,616
Yinson Holdings Bhd	70,700	101,824
YTL Corp. Bhd	471,800	65,685
		19,748,426
MALTA — 0.0% (a)
Kambi Group PLC (b)	4,950	141,165
Kindred Group PLC	30,159	358,756
Media & Games Invest SE (b)	11,300	55,257
		555,178
MEXICO — 0.6%
Alfa SAB de CV Class A	517,600	379,885
Alsea SAB de CV (b)	104,100	193,042
America Movil SAB de CV Series L	4,782,500	5,068,772
Arca Continental SAB de CV	60,900	388,403
Axtel SAB de CV Series CPO (b)	176,300	33,339
Banco del Bajio SA (d)	139,700	251,207
Becle SAB de CV	112,900	283,340
Bolsa Mexicana de Valores SAB de CV	72,200	137,309
Cemex SAB de CV Series CPO (b)	2,210,664	1,511,224
Coca-Cola Femsa SAB de CV	73,840	403,026
Concentradora Fibra Danhos SA de CV REIT	88,800	100,234
Security Description	Shares	Value
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	174,300	$ 312,914
Corp. Inmobiliaria Vesta SAB de CV	142,000	286,082
Fibra Uno Administracion SA de CV REIT	527,200	557,469
Fomento Economico Mexicano SAB de CV	277,300	2,158,780
GCC SAB de CV	23,900	185,045
Genomma Lab Internacional SAB de CV Class B (c)	135,200	141,906
Gentera SAB de CV (b)	169,400	109,098
Gruma SAB de CV Class B	29,710	381,113
Grupo Aeroportuario del Centro Norte SAB de CV	54,054	363,204
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	57,300	790,020
Grupo Aeroportuario del Sureste SAB de CV Class B	33,065	683,047
Grupo Bimbo SAB de CV Class A	247,600	761,855
Grupo Carso SAB de CV Series A1	72,300	233,840
Grupo Comercial Chedraui SA de CV	58,995	122,285
Grupo Financiero Banorte SAB de CV Series O	368,800	2,397,155
Grupo Financiero Inbursa SAB de CV Series O (b)	399,200	478,299
Grupo Herdez SAB de CV (c)	50,857	100,596
Grupo Mexico SAB de CV Class B	446,700	1,948,978
Grupo Rotoplas SAB de CV (b)	38,055	52,271
Grupo Televisa SAB Series CPO	373,300	703,187
Grupo Traxion SAB de CV (b)(c)(d)	93,900	164,216
Industrias Penoles SAB de CV	26,420	304,104
Kimberly-Clark de Mexico SAB de CV Class A	264,700	401,092
La Comer SAB de CV (c)	115,600	207,927
Macquarie Mexico Real Estate Management SA de CV REIT (d)	141,200	180,976
Megacable Holdings SAB de CV	45,900	156,461
Nemak SAB de CV (b)(d)	445,786	132,440
Orbia Advance Corp. SAB de CV	151,257	386,328
PLA Administradora Industrial S de RL de CV REIT	130,200	182,401
Prologis Property Mexico SA de CV REIT	65,714	182,484

See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	43,590	$ 340,796
Qualitas Controladora SAB de CV (c)	31,100	157,878
Regional SAB de CV	39,500	204,941
Telesites SAB de CV (c)	193,400	198,078
Wal-Mart de Mexico SAB de CV	740,500	2,753,220
		27,470,267
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)	17,270	284,381
NETHERLANDS — 3.1%
Aalberts NV	13,744	910,585
ABN AMRO Bank NV (d)	58,332	856,785
Accell Group NV (b)	2,918	159,281
Adyen NV (b)(d)	2,864	7,528,417
Aegon NV	258,544	1,291,613
Akzo Nobel NV	27,117	2,975,813
Alfen Beheer B.V. (b)(c)(d)	2,546	255,511
AMG Advanced Metallurgical Group NV (c)	5,803	185,965
Arcadis NV	10,600	510,380
Argenx SE (b)	6,490	2,327,048
ASM International NV	6,775	2,994,750
ASML Holding NV	59,792	48,052,382
ASR Nederland NV	19,379	892,531
Basic-Fit NV (b)(d)	7,846	374,744
BE Semiconductor Industries NV	9,370	799,380
Boskalis Westminster	11,780	343,211
Brunel International NV	2,457	31,406
CM.com NV (b)(c)	1,086	34,333
Corbion NV	8,791	414,281
Eurocommercial Properties NV	7,396	160,527
Euronext NV (d)	12,952	1,344,022
EXOR NV	15,755	1,414,693
Fastned B.V. (b)(c)	521	29,091
Flow Traders (d)	4,195	153,612
ForFarmers NV	3,364	15,436
Fugro NV (b)(c)	12,716	99,561
Heineken Holding NV	16,438	1,516,960
Heineken NV	37,496	4,215,434
IMCD NV	8,081	1,789,237
ING Groep NV	564,750	7,862,223
Intertrust NV (b)(d)	14,461	322,323
JDE Peet's NV (c)	15,371	473,705
Koninklijke Ahold Delhaize NV	151,273	5,184,052
Koninklijke BAM Groep NV (b)	33,584	102,736
Koninklijke DSM NV	25,284	5,693,086
Koninklijke KPN NV	486,381	1,509,997
Koninklijke Philips NV	132,709	4,944,784
Koninklijke Vopak NV	10,468	366,650
Security Description	Shares	Value
Meltwater Holding NV (b)	16,118	$ 46,426
NN Group NV	39,086	2,116,197
NSI NV REIT	2,346	93,375
OCI NV (b)	12,124	317,386
Pharming Group NV (b)(c)	79,859	70,382
PostNL NV	58,901	256,341
Randstad NV	17,297	1,180,995
Royal Dutch Shell PLC Class A	593,278	13,032,225
Royal Dutch Shell PLC Class B	532,634	11,704,418
SBM Offshore NV	22,826	339,916
Shop Apotheke Europe NV (b)(d)	1,829	235,657
SIF Holding NV	5,076	70,655
Signify NV (d)	17,979	833,776
Sligro Food Group NV (b)	2,866	69,421
TKH Group NV	6,139	387,460
TomTom NV (b)(c)	6,283	65,091
Universal Music Group NV	104,920	2,956,626
Van Lanschot Kempen NV ADR	3,795	94,945
Vastned Retail NV REIT	2,401	65,530
Wereldhave NV REIT (c)	3,096	45,066
Wolters Kluwer NV	38,698	4,559,162
		146,677,595
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	108,379	440,016
Air New Zealand, Ltd. (b)	110,572	114,312
Argosy Property, Ltd.	151,973	166,477
Auckland International Airport, Ltd. (b)	174,140	918,032
Chorus, Ltd.	60,804	298,483
Contact Energy, Ltd.	110,958	615,336
Fisher & Paykel Healthcare Corp., Ltd.	78,733	1,765,914
Fletcher Building, Ltd.	112,682	565,493
Genesis Energy, Ltd.	88,311	172,922
Goodman Property Trust REIT	173,155	305,861
Infratil, Ltd.	103,724	568,117
Kiwi Property Group, Ltd.	261,389	213,857
Mercury NZ, Ltd.	100,727	422,052
Meridian Energy, Ltd.	182,775	606,914
Oceania Healthcare, Ltd. (c)	179,750	164,908
Precinct Properties New Zealand, Ltd.	202,767	231,837
Pushpay Holdings, Ltd. (b)	141,424	127,810
Ryman Healthcare, Ltd.	60,789	509,835
SKYCITY Entertainment Group, Ltd.	116,799	249,495
Spark New Zealand, Ltd.	262,108	811,124
Summerset Group Holdings, Ltd.	33,320	312,076
Synlait Milk, Ltd. (b)(c)	31,924	75,625
Xero, Ltd. (b)	19,339	1,988,706

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Z Energy, Ltd.	93,478	$ 227,199
		11,872,401
NIGERIA — 0.0% (a)
Airtel Africa PLC (d)	191,753	347,245
NORWAY — 0.6%
Aker ASA Class A	4,585	428,952
Aker BP ASA	17,277	532,125
Aker Carbon Capture ASA (b)	31,389	98,279
Aker Horizons Holding A/S (b)(c)	15,027	56,311
Aker Solutions ASA (b)	30,324	80,398
Atea ASA (b)	13,837	257,336
Austevoll Seafood ASA	20,148	243,102
Bonheur ASA	2,172	87,439
Borregaard ASA	15,205	382,785
BW Offshore, Ltd.	10,003	30,174
Crayon Group Holding ASA (b)(d)	7,062	146,553
DNB Bank ASA	135,030	3,093,120
DNO ASA	50,331	59,673
Elkem ASA (b)(d)	56,997	192,741
Elopak ASA (b)	13,431	40,811
Entra ASA (d)	19,912	447,768
Equinor ASA	140,860	3,768,172
Europris ASA (d)	25,386	202,954
Fjordkraft Holding ASA (d)	25,293	136,700
FLEX LNG, Ltd. (b)	7,577	169,269
Frontline, Ltd. (b)	14,558	103,676
Gjensidige Forsikring ASA	31,912	774,431
Golden Ocean Group, Ltd.	16,039	144,688
Grieg Seafood ASA (b)	5,761	54,289
Hexagon Composites ASA (b)	10,297	38,230
Hexagon Purus ASA (b)	1,169	2,863
Kahoot! ASA (b)(c)	53,536	282,909
Kongsberg Gruppen ASA	12,902	418,445
Leroy Seafood Group ASA	48,893	382,348
LINK Mobility Group Holding ASA (b)	20,121	43,974
Mowi ASA	65,719	1,555,351
MPC Container Ships A/S (b)	36,522	101,677
NEL ASA (b)(c)	193,673	334,052
Nordic Semiconductor ASA (b)	27,233	919,059
Norsk Hydro ASA	200,745	1,582,594
Norway Royal Salmon ASA	1,213	22,476
Norwegian Air Shuttle ASA (b)	82,626	100,726
Nykode Therapeutics A/S (b)	15,838	144,940
Orkla ASA	114,845	1,150,755
Pexip Holding ASA (b)	7,600	35,336
Protector Forsikring ASA	9,425	115,858
Quantafuel ASA (b)(c)	14,531	53,225
Salmar ASA	9,618	663,137
Sbanken ASA (d)	11,565	122,885
Schibsted ASA Class A	11,760	453,554
Security Description	Shares	Value
Schibsted ASA Class B	14,047	$ 473,102
Selvaag Bolig ASA	6,732	38,934
SpareBank 1 Nord Norge	20,807	265,683
SpareBank 1 Oestlandet	5,849	96,574
SpareBank 1 SMN	20,154	340,536
SpareBank 1 SR-Bank ASA	24,540	370,676
Stolt-Nielsen, Ltd.	2,737	42,273
Storebrand ASA	73,126	734,055
Telenor ASA	104,278	1,638,970
TGS ASA	25,936	248,763
Tomra Systems ASA	17,976	1,286,286
Veidekke ASA	21,229	318,737
Volue ASA (b)	5,069	33,570
Wallenius Wilhelmsen ASA (b)	67,834	389,236
XXL ASA (b)(c)(d)	14,987	23,844
		26,357,379
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	29,700	217,404
Credicorp, Ltd.	9,900	1,208,493
Hochschild Mining PLC	31,281	55,121
Intercorp Financial Services, Inc. (c)	5,900	155,642
Southern Copper Corp.	12,700	783,717
		2,420,377
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	274,520	293,134
AC Energy Corp.	475,500	102,574
Alliance Global Group, Inc.	450,900	104,341
Ayala Corp.	38,170	622,038
Ayala Land, Inc.	1,138,900	819,682
Bank of the Philippine Islands	280,727	507,310
BDO Unibank, Inc.	264,903	627,029
Bloomberry Resorts Corp. (b)	323,200	39,931
Cebu Air, Inc. (b)	4,500	3,720
Century Pacific Food, Inc.	38,000	21,797
Cosco Capital, Inc.	131,800	13,440
DMCI Holdings, Inc.	200,500	30,315
Filinvest Land, Inc.	726,000	15,661
Globe Telecom, Inc.	3,345	217,916
GT Capital Holdings, Inc.	10,147	107,455
International Container Terminal Services, Inc.	126,160	494,818
JG Summit Holdings, Inc.	414,050	430,351
Jollibee Foods Corp.	43,490	184,561
Manila Electric Co.	46,840	271,161
Manila Water Co., Inc.	83,400	40,479
Megaworld Corp.	1,365,000	84,321
Metro Pacific Investments Corp.	1,265,000	96,750
Metropolitan Bank & Trust Co.	261,986	286,172
PLDT, Inc.	11,065	393,191
Puregold Price Club, Inc.	253,980	195,743

See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Robinsons Land Corp.	212,444	$ 79,991
Robinsons Retail Holdings, Inc.	77,600	99,525
Security Bank Corp.	36,670	85,576
SM Investments Corp.	35,195	650,858
SM Prime Holdings, Inc.	1,345,100	894,227
Universal Robina Corp.	136,620	342,940
Vista Land & Lifescapes, Inc.	108,000	7,476
		8,164,483
POLAND — 0.2%
Alior Bank SA (b)	13,668	185,500
Allegro.eu SA (b)(d)	56,940	549,000
Asseco Poland SA	9,859	211,470
Bank Handlowy w Warszawie SA	5,365	78,537
Bank Millennium SA (b)	87,519	177,952
Bank Polska Kasa Opieki SA	27,924	845,258
Budimex SA	1,698	95,635
CCC SA (b)	4,227	110,646
CD Projekt SA (c)	10,175	486,988
Celon Pharma SA	1,053	8,661
Ciech SA	2,728	28,428
Cyfrowy Polsat SA	37,773	325,397
Dino Polska SA (b)(d)	7,073	644,579
Enea SA (b)	20,497	43,278
Eurocash SA	12,734	34,249
Grupa Azoty SA (b)	4,618	38,728
Grupa Lotos SA (b)	13,337	201,855
InPost SA (b)	29,302	353,149
Jastrzebska Spolka Weglowa SA (b)	9,529	82,443
KGHM Polska Miedz SA	23,461	811,449
KRUK SA	3,415	277,071
LiveChat Software SA	2,013	58,336
LPP SA	160	682,811
mBank SA (b)	2,140	230,014
Neuca SA	233	48,561
Orange Polska SA (b)	94,679	198,501
PGE Polska Grupa Energetyczna SA (b)	121,403	242,842
PlayWay SA	89	9,230
Polski Koncern Naftowy ORLEN SA	43,199	796,798
Polskie Gornictwo Naftowe i Gazownictwo SA	242,842	379,591
Powszechna Kasa Oszczednosci Bank Polski SA (b)	126,897	1,414,619
Powszechny Zaklad Ubezpieczen SA	85,657	751,284
Santander Bank Polska SA	5,161	446,261
Tauron Polska Energia SA (b)	151,723	99,909
TEN Square Games SA	433	37,494
Warsaw Stock Exchange	6,425	66,029
Security Description	Shares	Value
X-Trade Brokers Dom Maklerski SA (d)	6,081	$ 25,317
		11,077,870
PORTUGAL — 0.1%
Altri SGPS SA	8,438	53,832
Banco Comercial Portugues SA Class R (b)(c)	1,431,520	229,374
Corticeira Amorim SGPS SA	4,689	60,149
CTT-Correios de Portugal SA	13,428	69,556
EDP - Energias de Portugal SA	392,202	2,155,130
Galp Energia SGPS SA	66,617	645,448
Jeronimo Martins SGPS SA	41,065	938,652
Navigator Co. SA	27,308	104,033
NOS SGPS SA	43,721	169,544
REN - Redes Energeticas Nacionais SGPS SA	53,201	153,973
Semapa-Sociedade de Investimento e Gestao	5,579	74,230
Sonae SGPS SA	99,350	113,320
		4,767,241
QATAR — 0.2%
Aamal Co.	543,233	161,732
Al Meera Consumer Goods Co. QSC	25,614	137,884
Barwa Real Estate Co.	230,600	193,803
Commercial Bank PQSC	254,403	471,564
Doha Bank QPSC	321,420	282,489
Gulf International Services QSC (b)	149,047	70,246
Industries Qatar QSC	215,487	916,752
Masraf Al Rayan QSC	563,749	718,428
Mesaieed Petrochemical Holding Co.	504,113	289,370
Ooredoo QSC	134,267	258,872
Qatar Aluminium Manufacturing Co.	379,745	187,839
Qatar Electricity & Water Co. QSC	64,414	293,675
Qatar Fuel QSC	55,946	280,882
Qatar Gas Transport Co., Ltd.	386,091	349,931
Qatar Insurance Co. SAQ (b)	269,557	203,593
Qatar International Islamic Bank QSC	85,174	215,450
Qatar Islamic Bank SAQ	172,961	870,743
Qatar National Bank QPSC	615,676	3,414,034
Qatar National Cement Co. QSC	104,845	146,858
Qatar Navigation QSC	108,821	228,282
United Development Co. QSC	199,242	84,272
Vodafone Qatar QSC	240,260	110,001
		9,886,700
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	63,684	422,964

See accompanying notes to financial statements.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
RUSSIA — 0.9%
Alrosa PJSC (b)	330,200	$ 539,326
Coca-Cola HBC AG (b)	30,858	1,067,878
Evraz PLC	73,600	599,720
Gazprom PJSC ADR (e)	107,460	992,930
Gazprom PJSC ADR (e)	56,669	520,788
Gazprom PJSC	1,345,180	6,151,444
Inter Rao Use PJSC (b)	5,356,000	305,662
LUKOIL PJSC ADR	9,837	880,411
LUKOIL PJSC	47,888	4,187,297
Magnit PJSC GDR	53,009	795,135
Mail.Ru Group, Ltd. GDR (b)	17,475	202,535
MMC Norilsk Nickel PJSC	9,043	2,750,049
Mobile TeleSystems PJSC ADR	53,100	422,145
Mobile TeleSystems PJSC	31,200	124,062
Moscow Exchange MICEX (b)	191,435	390,776
Novatek PJSC GDR	12,992	3,042,726
Novolipetskiy Steel PJSC (b)	181,690	526,954
Ozon Holdings PLC ADR (b)	6,439	190,659
Petropavlovsk PLC (b)(c)	278,657	72,277
PhosAgro PJSC GDR	21,111	455,575
Polymetal International PLC	42,911	762,254
Polyus PJSC (b)	4,492	780,315
Polyus PJSC GDR	1,062	93,722
Rosneft Oil Co. PJSC	169,478	1,351,305
Rostelecom PJSC	100,000	116,270
Sberbank of Russia PJSC ADR	34,661	556,309
Sberbank of Russia PJSC	1,389,410	5,429,361
Severstal PAO	25,396	543,700
Sistema PJSC FC GDR	40,100	248,620
Surgutneftegas PJSC Preference Shares	802,100	410,909
Surgutneftegas PJSC	888,900	470,663
Tatneft PJSC ADR	3,048	118,872
Tatneft PJSC	187,335	1,247,797
TCS Group Holding PLC GDR	16,178	1,364,129
VTB Bank PJSC	437,390,000	281,242
X5 Retail Group NV GDR	17,591	465,634
Yandex NV Class A (b)	43,030	2,603,315
		41,062,766
SAUDI ARABIA — 0.8%
Abdullah Al Othaim Markets Co.	1,991	57,380
Advanced Petrochemical Co.	8,106	151,998
Al Hammadi Co. for Development & Investment	20,250	217,365
Al Rajhi Bank	160,514	6,062,456
Al Rajhi Co. for Co-operative Insurance (b)	4,209	87,108
Aldrees Petroleum & Transport Services Co.	6,835	121,611
Alinma Bank	135,098	862,175
Security Description	Shares	Value
Almarai Co. JSC	32,758	$ 425,355
Alujain Holding	7,396	106,378
Arab National Bank	86,792	528,464
Arabian Cement Co.	9,227	92,899
Arriyadh Development Co.	18,294	123,766
Aseer Trading Tourism & Manufacturing Co. (b)	26,480	134,431
Bank AlBilad (b)	53,198	656,757
Bank Al-Jazira	22,911	117,777
Banque Saudi Fransi	80,478	1,012,834
Bupa Arabia for Cooperative Insurance Co.	9,718	340,120
City Cement Co.	6,348	38,111
Co. for Cooperative Insurance	5,049	104,224
Dallah Healthcare Co.	7,407	148,164
Dar Al Arkan Real Estate Development Co. (b)	39,088	104,737
Delivery Hero SE (b)(d)	23,606	2,630,784
Dr Sulaiman Al Habib Medical Services Group Co.	6,029	259,184
Dur Hospitality Co. (b)	12,960	107,356
Eastern Province Cement Co.	9,470	110,858
Emaar Economic City (b)	34,732	110,457
Etihad Etisalat Co.	32,700	271,310
Fawaz Abdulaziz Al Hokair & Co. (b)	11,570	47,952
Herfy Food Services Co.	2,033	33,789
Jarir Marketing Co.	8,648	453,315
Leejam Sports Co. JSC	3,769	109,424
Maharah Human Resources Co.	2,209	44,717
Middle East Healthcare Co. (b)	11,802	99,492
Mobile Telecommunications Co. (b)	51,843	166,256
Mouwasat Medical Services Co.	4,245	196,511
Najran Cement Co.	15,550	74,801
National Agriculture Development Co (b)	20,791	168,071
National Gas & Industrialization Co.	2,926	42,241
National Industrialization Co. (b)	71,502	380,135
National Medical Care Co.	5,781	96,391
National Petrochemical Co.	15,724	167,526
Northern Region Cement Co.	17,439	62,335
Qassim Cement Co.	1,837	37,039
Rabigh Refining & Petrochemical Co. (b)	13,507	74,471
Riyad Bank	157,995	1,140,439
SABIC Agri-Nutrients Co.	25,578	1,203,142
Sahara International Petrochemical Co.	47,084	526,723

See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Saudi Airlines Catering Co. (b)	4,009	$ 83,183
Saudi Arabian Mining Co. (b)	57,836	1,209,281
Saudi Arabian Oil Co. (d)	278,435	2,655,011
Saudi Basic Industries Corp.	117,929	3,643,662
Saudi British Bank	94,385	829,615
Saudi Cement Co.	5,941	86,716
Saudi Ceramic Co.	2,497	36,646
Saudi Chemical Co. Holding	16,716	150,936
Saudi Co. For Hardware CJSC	5,311	69,033
Saudi Electricity Co.	89,964	574,616
Saudi Industrial Investment Group	16,632	137,995
Saudi Kayan Petrochemical Co. (b)	124,148	562,806
Saudi National Bank	287,512	4,931,753
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	106,456
Saudi Public Transport Co. (b)	5,953	31,934
Saudi Real Estate Co. (b)	15,161	81,975
Saudi Research & Marketing Group (b)	4,483	234,276
Saudi Telecom Co.	78,619	2,353,712
Saudia Dairy & Foodstuff Co.	534	23,468
Savola Group	34,285	291,766
Seera Group Holding (b)	14,011	64,412
Southern Province Cement Co.	6,007	112,159
United Electronics Co.	5,677	204,737
United International Transportation Co.	1,592	19,739
Yamama Cement Co. (b)	14,880	103,047
Yanbu Cement Co.	10,069	97,085
Yanbu National Petrochemical Co.	35,336	646,597
		39,451,445
SINGAPORE — 0.8%
AEM Holdings, Ltd.	34,300	133,826
AIMS APAC REIT	112,100	120,569
ARA LOGOS Logistics Trust REIT	238,456	159,189
Ascendas India Trust	200,300	210,975
Ascendas Real Estate Investment Trust	485,074	1,061,431
Ascott Residence Trust	302,517	231,126
BOC Aviation, Ltd. (d)	29,300	214,593
BW LPG, Ltd. (d)	11,460	65,044
CapitaLand China Trust REIT	189,400	167,182
CapitaLand Integrated Commercial Trust REIT	702,329	1,062,754
Capitaland Investment, Ltd. (b)	381,400	964,710
CDL Hospitality Trusts Stapled Security	95,800	83,141
Security Description	Shares	Value
China Aviation Oil Singapore Corp., Ltd.	29,800	$ 20,778
City Developments, Ltd.	59,600	301,061
ComfortDelGro Corp., Ltd.	297,600	309,046
COSCO Shipping International Singapore Co., Ltd. (b)	128,400	24,287
DBS Group Holdings, Ltd.	261,868	6,343,959
ESR-REIT	438,108	155,986
Far East Hospitality Trust Stapled Security	140,900	61,663
Frasers Centrepoint Trust REIT	148,092	253,750
Frasers Hospitality Trust Stapled Security	135,000	46,564
Frasers Logistics & Commercial Trust REIT	372,239	419,689
Genting Singapore, Ltd. (b)	877,500	504,441
Haw Par Corp., Ltd.	18,800	158,276
iFAST Corp., Ltd.	23,300	145,177
IGG, Inc.	92,000	81,777
Japfa, Ltd.	47,400	21,271
Kenon Holdings, Ltd.	5,301	269,104
Keppel Corp., Ltd.	205,000	778,548
Keppel DC REIT	180,800	331,251
Keppel Infrastructure Trust	573,500	231,842
Keppel Pacific Oak US REIT	154,800	123,840
Keppel REIT	255,700	214,324
Lendlease Global Commercial REIT	183,200	121,621
Manulife US Real Estate Investment Trust	204,200	136,814
Mapletree Commercial Trust REIT	314,868	467,111
Mapletree Industrial Trust REIT	269,235	541,206
Mapletree Logistics Trust REIT	450,847	635,396
Mapletree North Asia Commercial Trust REIT	285,500	235,067
Nanofilm Technologies International, Ltd.	42,200	119,574
NetLink NBN Trust	426,700	316,508
Olam International, Ltd.	125,925	163,460
OUE Commercial Real Estate Investment Trust	402,200	131,267
OUE, Ltd. (c)	121,100	122,164
Oversea-Chinese Banking Corp., Ltd.	489,411	4,138,475
Parkway Life Real Estate Investment Trust	51,200	194,827
Prime US REIT	70,800	59,118
Raffles Medical Group, Ltd. (b)	112,476	114,299
Riverstone Holdings, Ltd.	100,800	52,338
Sasseur Real Estate Investment Trust	189,800	118,964
SATS, Ltd. (b)(c)	103,400	298,354

See accompanying notes to financial statements.
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Sembcorp Industries, Ltd.	158,800	$ 235,582
Sembcorp Marine, Ltd. (b)	1,906,700	115,973
Sheng Siong Group, Ltd.	81,600	88,370
SIA Engineering Co., Ltd. (b)	37,900	61,285
Silverlake Axis, Ltd.	298,000	60,787
Singapore Airlines, Ltd. (b)(c)	189,200	700,299
Singapore Exchange, Ltd.	113,200	780,892
Singapore Post, Ltd.	169,600	81,771
Singapore Press Holdings, Ltd. (c)	228,200	394,397
Singapore Technologies Engineering, Ltd.	225,700	629,479
Singapore Telecommunications, Ltd.	1,193,600	2,054,039
SPH REIT	110,900	82,261
Starhill Global REIT	189,133	91,890
StarHub, Ltd.	126,800	127,915
STMicroelectronics NV	98,790	4,872,358
Suntec Real Estate Investment Trust	303,100	339,488
United Overseas Bank, Ltd.	170,593	3,403,888
UOL Group, Ltd.	69,933	367,782
Venture Corp., Ltd.	40,000	543,263
		38,269,456
SOUTH AFRICA — 1.0%
Absa Group, Ltd.	100,361	959,278
AECI, Ltd.	9,970	69,965
African Rainbow Minerals, Ltd.	12,579	182,238
Anglo American Platinum, Ltd.	8,003	911,003
Anglo American PLC	186,934	7,636,294
Aspen Pharmacare Holdings, Ltd.	50,851	715,100
Astral Foods, Ltd.	3,513	38,003
AVI, Ltd.	41,899	194,006
Barloworld, Ltd.	19,472	183,459
Bid Corp., Ltd.	45,919	939,182
Bidvest Group, Ltd.	39,038	463,393
Capitec Bank Holdings, Ltd.	11,122	1,421,470
Clicks Group, Ltd.	33,599	664,254
Coronation Fund Managers, Ltd.	44,887	147,767
DataTec, Ltd.	45,382	109,474
Dis-Chem Pharmacies, Ltd. (d)	31,283	69,426
Discovery, Ltd. (b)	62,988	566,616
Distell Group Holdings, Ltd. (b)	25,476	269,445
DRDGOLD, Ltd.	44,155	36,519
Equites Property Fund, Ltd. REIT	83,433	120,183
Exxaro Resources, Ltd.	35,745	342,377
FirstRand, Ltd.	693,628	2,642,392
Fortress REIT, Ltd. Class A,	115,468	90,435
Foschini Group, Ltd. (b)	39,788	308,881
Security Description	Shares	Value
Gold Fields, Ltd.	116,348	$ 1,269,476
Growthpoint Properties, Ltd. REIT	449,654	433,031
Harmony Gold Mining Co., Ltd.	65,321	272,580
Hyprop Investments, Ltd. REIT	40,038	93,447
Impala Platinum Holdings, Ltd.	107,618	1,517,171
Imperial Logistics, Ltd.	47,957	192,279
Investec Property Fund, Ltd. REIT	58,715	45,618
Investec, Ltd.	34,578	189,681
JSE, Ltd.	20,858	146,372
KAP Industrial Holdings, Ltd.	705,488	193,169
Kumba Iron Ore, Ltd.	7,387	212,950
Liberty Holdings, Ltd. (b)	15,761	93,361
Life Healthcare Group Holdings, Ltd.	159,853	240,681
Massmart Holdings, Ltd. (b)	12,565	47,772
Momentum Metropolitan Holdings	111,619	132,530
Motus Holdings, Ltd.	19,611	135,274
Mr. Price Group, Ltd.	36,746	459,325
MTN Group, Ltd. (b)	226,674	2,424,531
MultiChoice Group, Ltd.	50,745	387,996
Naspers, Ltd. Class N	29,443	4,560,344
Nedbank Group, Ltd.	68,280	748,770
Netcare, Ltd. (b)	112,609	112,045
Ninety One, Ltd.	32,085	113,604
Northam Platinum Holdings, Ltd. (b)	47,573	624,470
Oceana Group, Ltd.	11,307	39,348
Old Mutual, Ltd. (e)	301,539	247,504
Old Mutual, Ltd. (e)	315,585	260,527
Pepkor Holdings, Ltd. (b)(d)	200,000	274,311
Pick n Pay Stores, Ltd.	40,806	134,154
PSG Group, Ltd. (b)	17,508	97,896
Rand Merchant Investment Holdings, Ltd.	112,841	319,363
Redefine Properties, Ltd. REIT	1,014,002	279,549
Remgro, Ltd.	69,362	569,977
Resilient REIT, Ltd.	34,728	130,012
Reunert, Ltd.	15,137	50,267
Royal Bafokeng Platinum, Ltd. (c)	20,752	203,255
Sanlam, Ltd.	273,000	1,015,368
Santam, Ltd.	4,350	73,318
Sappi, Ltd. (b)	75,741	216,688
Sasol, Ltd. (b)	74,078	1,202,143
Scatec ASA (d)	15,835	274,293
Shoprite Holdings, Ltd.	68,459	895,972
Sibanye Stillwater, Ltd.	381,790	1,174,554
SPAR Group, Ltd.	29,191	305,664
Standard Bank Group, Ltd.	183,942	1,613,642

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Steinhoff International Holdings NV (b)(c)	418,971	$ 131,782
Super Group, Ltd.	99,955	212,999
Telkom SA SOC, Ltd. (b)	39,144	132,638
Thungela Resources, Ltd. (b)(c)	15,835	81,952
Thungela Resources, Ltd. (b)(c)	37,800	200,226
Tiger Brands, Ltd.	25,782	292,390
Transaction Capital, Ltd.	95,406	269,181
Truworths International, Ltd.	45,425	148,713
Vodacom Group, Ltd.	86,903	733,013
Vukile Property Fund, Ltd. REIT	94,716	73,411
Wilson Bayly Holmes-Ovcon, Ltd.	5,617	39,868
Woolworths Holdings, Ltd.	133,407	433,489
		45,855,104
SOUTH KOREA — 3.6%
ABLBio, Inc. (b)	2,537	47,165
Ace Technologies Corp. (b)	3,286	41,740
AfreecaTV Co., Ltd. (b)	1,389	236,846
Ahnlab, Inc. (b)	2,297	191,103
Alteogen, Inc. (b)	4,543	289,300
Amicogen, Inc. (b)	3,467	92,599
Amorepacific Corp.	5,016	704,666
AMOREPACIFIC Group	3,321	123,900
Ananti, Inc. (b)	6,092	54,066
Anterogen Co., Ltd. (b)	721	38,999
AptaBio Therapeutics, Inc. (b)	1,886	59,019
Asiana Airlines, Inc. (b)	10,835	182,292
BGF retail Co., Ltd.	795	97,306
BH Co., Ltd. (b)	3,403	66,414
Binex Co., Ltd. (b)	5,433	69,469
Bioneer Corp. (b)	5,103	208,627
BNC Korea Co., Ltd. (b)	5,211	122,522
BNK Financial Group, Inc.	39,600	279,823
Boryung Pharmaceutical Co., Ltd. (b)	3,324	40,825
Bukwang Pharmaceutical Co., Ltd. (b)	3,983	43,222
Cafe24 Corp. (b)	1,515	34,920
Cellid Co., Ltd. (b)	765	31,597
Cellivery Therapeutics, Inc. (b)	1,476	54,260
Celltrion Healthcare Co., Ltd.	12,783	862,416
Celltrion Pharm, Inc. (b)	2,793	292,281
Celltrion, Inc.	14,476	2,411,145
Chabiotech Co., Ltd. (b)	3,560	59,745
Cheil Worldwide, Inc.	9,959	191,431
Chong Kun Dang Pharmaceutical Corp. (b)	668	62,375
Chunbo Co., Ltd.	931	273,015
CJ CGV Co., Ltd. (b)	2,246	47,329
CJ CheilJedang Corp.	1,143	372,587
CJ Corp. (b)	1,847	129,581
Security Description	Shares	Value
CJ ENM Co., Ltd.	1,582	$ 184,716
CJ Logistics Corp. (b)	1,096	116,169
CMG Pharmaceutical Co., Ltd. (b)	11,128	35,900
Com2uSCorp (b)	2,104	280,002
Cosmax, Inc. (b)	752	55,289
CosmoAM&T Co., Ltd. (b)	2,483	96,396
Coway Co., Ltd.	7,643	478,351
Creative & Innovative System (b)	5,577	67,557
CS Wind Corp.	3,456	191,007
Daeduck Electronics Co., Ltd.	8,563	179,364
Daejoo Electronic Materials Co., Ltd. (b)	1,149	103,035
Daesang Corp. (b)	4,987	97,747
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	118,084
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	69,184
Daewoong Co., Ltd. (b)	2,154	56,262
Daewoong Pharmaceutical Co., Ltd. (b)	429	53,411
Daishin Securities Co., Ltd.	3,580	56,166
Daou Technology, Inc. (b)	6,450	123,710
Dawonsys Co., Ltd. (b)	2,898	71,551
DB HiTek Co., Ltd.	5,088	311,165
DB Insurance Co., Ltd.	6,640	301,628
Dentium Co., Ltd. (b)	795	46,680
Devsisters Co., Ltd. (b)	551	48,761
DGB Financial Group, Inc. (b)	20,410	161,048
Digital Power Communications Co., Ltd. (b)	3,795	46,929
DIO Corp. (b)	4,286	134,664
DL E&C Co., Ltd. (b)	1,869	187,097
DL Holdings Co., Ltd.	1,200	61,476
Dong-A Socio Holdings Co., Ltd.	363	35,117
Dong-A ST Co., Ltd. (b)	542	32,645
Dongjin Semichem Co., Ltd. (b)	5,592	239,909
DongKook Pharmaceutical Co., Ltd. (b)	4,240	77,756
Dongkuk Steel Mill Co., Ltd. (b)	14,784	197,742
Dongsuh Cos., Inc.	2,706	70,567
Dongwha Enterprise Co., Ltd. (b)	681	56,600
Doosan Bobcat, Inc. (b)	7,232	247,911
Doosan Co., Ltd. (b)	801	79,510
Doosan Fuel Cell Co., Ltd. (b)	5,162	208,434
Doosan Heavy Industries & Construction Co., Ltd. (b)	44,487	763,436
DoubleUGames Co., Ltd. (b)	843	41,060
Douzone Bizon Co., Ltd. (b)	2,524	154,996

See accompanying notes to financial statements.
141

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Duk San Neolux Co., Ltd. (b)	1,243	$ 58,869
Echo Marketing, Inc.	1,570	22,056
Ecopro BM Co., Ltd.	1,581	666,048
Ecopro Co., Ltd.	2,963	292,873
Ecopro HN Co., Ltd.	2,376	154,303
E-MART, Inc. (b)	3,457	439,123
Enzychem Lifesciences Corp. (b)	1,168	53,942
Eo Technics Co., Ltd. (b)	1,483	149,080
Eoflow Co., Ltd. (b)	899	37,057
ESR Kendall Square REIT Co., Ltd.	8,686	46,252
Eubiologics Co., Ltd. (b)	3,002	88,513
Eugene Technology Co., Ltd.	1,603	69,716
F&F Co., Ltd. (b)	497	395,092
Fila Holdings Corp.	7,424	223,891
Fine Semitech Corp.	3,085	65,787
Foosung Co., Ltd. (b)	13,563	263,559
GC Cell Corp. (b)	1,225	104,801
GemVax & Kael Co., Ltd. (b)	3,211	47,270
Geneonelifescience, Inc. (b)	7,801	106,310
Genexine, Inc. (b)	2,807	137,664
Giantstep, Inc. (b)	1,022	60,181
GOLFZON Co., Ltd. (b)	508	74,699
Grand Korea Leisure Co., Ltd. (b)	3,328	36,814
Green Cross Corp.	671	123,052
Green Cross Holdings Corp.	5,248	119,860
GS Engineering & Construction Corp.	8,654	288,285
GS Holdings Corp.	5,913	194,489
GS Retail Co., Ltd.	6,723	171,928
HAESUNG DS Co., Ltd. (b)	2,588	106,350
Hana Financial Group, Inc.	42,776	1,513,128
Hana Materials, Inc.	2,047	108,140
Hana Tour Service, Inc. (b)	978	61,374
Hanall Biopharma Co., Ltd. (b)	2,599	46,022
Handsome Co., Ltd. (b)	1,555	46,568
Hanil Cement Co., Ltd.	5,238	92,533
Hanjin Transportation Co., Ltd. (b)	992	25,118
Hankook & Co. Co., Ltd (b)	2,676	35,342
Hankook Tire & Technology Co., Ltd.	10,292	343,716
Hanmi Pharm Co., Ltd.	993	230,551
Hanmi Semiconductor Co., Ltd. (b)	2,660	84,695
Hanon Systems	25,518	288,721
Hansae Co., Ltd.	2,164	39,958
Hansol Chemical Co., Ltd.	1,234	317,129
Hanssem Co., Ltd.	2,499	194,665
Hanwha Aerospace Co., Ltd.	4,757	192,081
Hanwha Corp.	6,452	170,425
Hanwha Investment & Securities Co., Ltd. (b)	13,008	69,923
Security Description	Shares	Value
Hanwha Life Insurance Co., Ltd.	31,079	$ 76,733
Hanwha Solutions Corp. (b)	17,426	520,398
Hanwha Systems Co., Ltd.	11,501	154,798
HDC Holdings Co., Ltd. (b)	4,125	36,262
HDC Hyundai Development Co-Engineering & Construction Class E (b)	6,351	122,345
Helixmith Co., Ltd. (b)	3,526	67,331
Hite Jinro Co., Ltd.	2,855	72,411
HLB Life Science Co., Ltd. (b)	9,320	97,610
HLB, Inc. (b)	15,532	454,691
HMM Co., Ltd. (b)	38,021	860,370
Hotel Shilla Co., Ltd.	5,093	334,178
Huchems Fine Chemical Corp. (b)	1,984	38,637
Hugel, Inc. (b)	1,296	167,349
Huons Co., Ltd.	1,600	64,202
HYBE Co., Ltd. (b)	2,482	728,680
Hyosung Advanced Materials Corp. (b)	308	154,421
Hyosung Chemical Corp. (b)	809	206,546
Hyosung Corp.	858	68,351
Hyosung Heavy Industries Corp. (b)	563	27,611
Hyosung TNC Corp.	279	122,279
Hyundai Autoever Corp.	571	66,286
Hyundai Bioscience Co., Ltd. (b)	4,204	89,296
Hyundai Construction Equipment Co., Ltd. (b)	1,360	46,392
Hyundai Department Store Co., Ltd. (b)	1,309	82,697
Hyundai Doosan Infracore Co., Ltd. (b)	22,092	131,576
Hyundai Electric & Energy System Co., Ltd. (b)	2,175	36,410
Hyundai Elevator Co., Ltd.	2,938	101,826
Hyundai Engineering & Construction Co., Ltd.	10,763	402,452
Hyundai Glovis Co., Ltd.	2,946	416,343
Hyundai Greenfood Co., Ltd. (b)	5,265	37,957
Hyundai Heavy Industries Holdings Co., Ltd.	6,839	308,942
Hyundai Home Shopping Network Corp. (b)	629	33,547
Hyundai Marine & Fire Insurance Co., Ltd.	7,551	145,780
Hyundai Mipo Dockyard Co., Ltd. (b)	2,892	170,297
Hyundai Mobis Co., Ltd.	9,574	2,049,702
Hyundai Motor Co.	19,769	3,475,685
Hyundai Motor Co. Preference Shares (e)	4,736	402,386
Hyundai Motor Co. Preference Shares (e)	3,339	276,670

See accompanying notes to financial statements.
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Hyundai Rotem Co., Ltd. (b)	11,024	$ 192,891
Hyundai Steel Co.	11,444	394,704
Hyundai Wia Corp.	2,354	158,220
Iljin Materials Co., Ltd.	3,327	377,830
Ilyang Pharmaceutical Co., Ltd. (b)	1,234	29,118
Industrial Bank of Korea (b)	47,306	409,886
Innocean Worldwide, Inc.	814	37,935
Innox Advanced Materials Co., Ltd.	3,006	116,700
iNtRON Biotechnology, Inc. (b)	5,323	94,258
IS Dongseo Co., Ltd. (b)	3,285	122,281
ITM Semiconductor Co., Ltd.	206	7,382
JB Financial Group Co., Ltd. (b)	11,582	81,354
Jeju Air Co., Ltd. (b)	2,324	34,408
Jin Air Co., Ltd. (b)	2,445	34,348
JR Global Reit	31,263	140,174
Jusung Engineering Co., Ltd. (b)	4,388	77,517
JW Pharmaceutical Corp. (b)	1,532	29,383
JYP Entertainment Corp. (b)	4,449	189,749
Kakao Corp. (b)	44,916	4,250,726
Kakao Games Corp. (b)	4,028	308,347
KakaoBank Corp. (b)	12,811	635,835
Kangwon Land, Inc. (b)	13,891	281,034
KB Financial Group, Inc.	56,996	2,637,039
KCC Corp.	576	152,631
KCC Glass Corp.	1,162	58,552
KEPCO Engineering & Construction Co., Inc. (b)	1,622	115,979
KEPCO Plant Service & Engineering Co., Ltd. (b)	2,035	65,993
KG Dongbu Steel Co., Ltd.	4,738	42,248
Kia Corp.	38,018	2,628,879
KIWOOM Securities Co., Ltd.	2,328	209,545
KMW Co., Ltd. (b)	2,663	92,183
Koh Young Technology, Inc.	7,925	158,000
Kolmar BNH Co., Ltd. (b)	790	20,635
Kolmar Korea Co., Ltd. (b)	1,275	43,170
Kolon Industries, Inc. (b)	2,530	150,895
KoMiCo, Ltd. (b)	1,382	78,008
Komipharm International Co., Ltd. (b)	4,676	33,789
KONA I Co., Ltd. (b)	1,321	35,949
Korea Aerospace Industries, Ltd.	11,996	327,462
Korea Electric Power Corp. (b)	40,357	750,275
Korea Electric Terminal Co., Ltd.	599	38,447
Korea Investment Holdings Co., Ltd.	5,577	378,603
Korea Line Corp. (b)	17,625	39,142
Korea Petrochemical Ind Co., Ltd. (b)	507	78,049
Security Description	Shares	Value
Korea Real Estate Investment & Trust Co., Ltd. (b)	40,468	$ 88,681
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	5,025	399,886
Korea United Pharm, Inc. (b)	955	38,039
Korea Zinc Co., Ltd.	1,381	593,641
Korean Air Lines Co., Ltd. (b)	25,543	630,652
Korean Reinsurance Co. (b)	8,166	63,542
Krafton, Inc. (b)(c)	3,178	1,229,762
KT&G Corp.	16,240	1,079,251
Kuk-il Paper Manufacturing Co., Ltd. (b)	9,131	31,224
Kumho Petrochemical Co., Ltd.	2,524	352,458
Kumho Tire Co., Inc. (b)	10,539	40,871
Kyung Dong Navien Co., Ltd.	1,463	67,566
L&C Bio Co., Ltd.	1,326	40,826
L&F Co., Ltd. (b)	3,860	722,157
LB Semicon, Inc. (b)(c)	6,795	76,310
LEENO Industrial, Inc.	1,191	198,675
LegoChem Biosciences, Inc. (b)	2,417	113,454
LG Chem, Ltd.	6,621	3,425,375
LG Chem, Ltd. Preference Shares	1,042	251,570
LG Corp.	12,483	849,527
LG Display Co., Ltd. (b)	31,356	648,881
LG Electronics, Inc. (b)	15,235	1,768,606
LG Hausys, Ltd.	1,772	91,674
LG Household & Health Care, Ltd.	1,344	1,240,268
LG Household & Health Care, Ltd. Preference Shares	295	152,866
LG Innotek Co., Ltd.	1,961	600,466
LG Uplus Corp.	38,245	437,545
LIG Nex1 Co., Ltd.	1,266	73,058
Lock&Lock Co., Ltd. (b)	10,907	106,432
Lotte Chemical Corp.	2,447	446,687
Lotte Chilsung Beverage Co., Ltd. (b)	412	46,269
LOTTE Fine Chemical Co., Ltd. (b)	2,494	157,350
LOTTE Himart Co., Ltd. (b)	1,139	24,097
LOTTE Reit Co., Ltd.	12,988	60,638
Lotte Rental Co., Ltd. (b)	2,023	64,838
Lotte Shopping Co., Ltd.	1,360	99,762
Lotte Tour Development Co., Ltd. (b)	3,330	49,162
LS Corp.	1,645	74,864
LS Electric Co., Ltd. (b)	1,393	65,388
LX Holdings Corp. (b)	5,008	42,128
Lx International Corp. (b)	14,247	317,000
LX Semicon Co., Ltd. (b)	1,643	231,229
Mando Corp. (b)	5,035	268,533
Mcnex Co., Ltd.	1,909	92,339
MedPacto, Inc. (b)	1,173	57,824
Medy-Tox, Inc. (b)	568	68,757

See accompanying notes to financial statements.
143

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
MegaStudyEdu Co., Ltd. (b)	453	$ 31,400
Meritz Financial Group, Inc.	4,627	171,262
Meritz Fire & Marine Insurance Co., Ltd.	8,340	235,379
Meritz Securities Co., Ltd.	69,541	301,271
Mezzion Pharma Co., Ltd. (b)	963	175,872
Mirae Asset Securities Co., Ltd.	47,797	347,797
Myoung Shin Industrial Co., Ltd. (b)	1,283	32,486
Naturecell Co., Ltd. (b)	12,479	186,857
NAVER Corp.	17,776	5,659,908
NCSoft Corp.	2,376	1,285,189
Neowiz (b)	42	1,275
NEPES Corp. (b)	1,564	50,456
Netmarble Corp. (d)	2,678	281,598
Next Science Co., Ltd. (b)	5,369	98,460
NH Investment & Securities Co., Ltd.	20,508	215,647
NHN Corp. (b)	3,708	140,366
NHN KCP Corp. (b)	2,299	58,696
NICE Holdings Co., Ltd. (b)	2,514	33,837
NICE Information Service Co., Ltd. (b)	10,100	152,934
NKMax Co., Ltd. (b)	9,231	174,331
NongShim Co., Ltd.	521	139,591
OCI Co., Ltd. (b)	2,871	251,175
OliX Pharmaceuticals, Inc. (b)	2,275	78,465
Orion Corp/Republic of Korea	3,799	330,765
Orion Holdings Corp.	5,222	70,066
Oscotec, Inc. (b)	4,726	145,507
Osstem Implant Co., Ltd. (b)	1,153	138,409
Ottogi Corp.	114	43,730
Pan Ocean Co., Ltd.	32,127	146,210
Paradise Co., Ltd. (b)	4,113	51,726
Park Systems Corp. (b)	526	67,700
Partron Co., Ltd.	11,769	131,674
Pearl Abyss Corp. (b)	4,018	467,457
People & Technology, Inc.	2,453	90,382
PharmaResearch Co., Ltd. (b)	654	45,113
Pharmicell Co., Ltd. (b)	11,563	126,938
PI Advanced Materials Co., Ltd. (b)	1,584	73,420
Poongsan Corp. (b)	1,946	50,993
POSCO	10,693	2,469,172
POSCO Chemtech Co., Ltd.	4,279	518,339
Posco ICT Co., Ltd. (b)	6,124	33,795
Posco International Corp.	6,646	125,512
PSK, Inc. (b)	1,165	51,745
RFHIC Corp. (b)	1,320	39,586
S&S Tech Corp. (b)	1,616	50,026
S&T Motiv Co., Ltd.	938	37,125
S-1 Corp.	3,092	192,218
Sam Chun Dang Pharm Co., Ltd. (b)	2,749	100,247
Security Description	Shares	Value
SAM KANG M&T Co., Ltd. (b)	5,577	$ 100,398
Samsung Biologics Co., Ltd. (b)(d)	2,353	1,787,389
Samsung C&T Corp.	11,703	1,171,531
Samsung Electro-Mechanics Co., Ltd.	8,083	1,342,917
Samsung Electronics Co., Ltd. Preference Shares	118,733	7,111,495
Samsung Electronics Co., Ltd.	689,094	45,388,905
Samsung Engineering Co., Ltd. (b)	21,503	414,232
Samsung Fire & Marine Insurance Co., Ltd.	4,203	714,201
Samsung Heavy Industries Co., Ltd. (b)	124,672	594,650
Samsung Life Insurance Co., Ltd.	10,586	570,820
Samsung SDI Co., Ltd. (b)	7,938	4,373,830
Samsung SDS Co., Ltd.	4,967	653,910
Samsung Securities Co., Ltd.	9,821	370,947
Samwha Capacitor Co., Ltd. (b)	848	42,944
Samyang Holdings Corp. (b)	808	66,747
Sang-A Frontec Co., Ltd. (b)	993	43,688
Sangsangin Co., Ltd.	7,698	53,748
SD Biosensor, Inc. (b)	4,873	229,149
Seah Besteel Corp. (b)	1,754	29,362
Sebang Global Battery Co., Ltd. (b)	1,623	103,626
Seegene, Inc.	4,421	226,861
Seojin System Co., Ltd. (b)	2,971	107,968
Seoul Semiconductor Co., Ltd. (b)	9,084	117,681
Seoul Viosys Co., Ltd. (b)	73	814
SFA Engineering Corp. (b)	1,624	49,249
SFA Semicon Co., Ltd. (b)	9,437	61,048
Shin Poong Pharmaceutical Co., Ltd.	3,888	104,498
Shinhan Financial Group Co., Ltd.	63,358	1,961,367
Shinsegae International, Inc.	226	27,662
Shinsegae, Inc.	1,065	227,558
SillaJen, Inc. (b)	6,523	33,198
SIMMTECH Co., Ltd. (b)	2,199	84,445
SK Biopharmaceuticals Co., Ltd. (b)	4,369	357,238
SK Bioscience Co., Ltd. (b)	3,094	585,615
SK Chemicals Co., Ltd.	1,293	162,067
SK Discovery Co., Ltd. (b)	2,244	87,589
SK Hynix, Inc. (b)	78,781	8,681,650
SK IE Technology Co., Ltd. (b)(d)	2,272	321,090
SK Innovation Co., Ltd. (b)	7,338	1,472,230
SK Networks Co., Ltd. (b)	13,470	56,883
SK Square Co., Ltd. (b)	9,431	526,787
SK Telecom Co., Ltd.	14,589	710,581

See accompanying notes to financial statements.
144

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
SK, Inc.	6,095	$ 1,286,936
SKC Co., Ltd.	3,596	527,867
SL Corp. (b)	1,756	46,088
SM Entertainment Co., Ltd. (b)	2,553	159,354
S-Oil Corp.	6,218	448,271
SOLUM Co., Ltd. (b)	3,572	67,459
Solus Advanced Materials Co, Ltd. (b)	1,317	98,934
Soulbrain Co., Ltd.	458	107,300
Soulbrain Holdings Co., Ltd. (b)	567	16,503
ST Pharm Co., Ltd. (b)	2,098	245,671
Suheung Co., Ltd. (b)	2,578	95,855
Taihan Electric Wire Co., Ltd. (b)	36,396	54,498
TES Co., Ltd.	1,592	39,842
Tesna, Inc. (b)	1,124	47,229
Tokai Carbon Korea Co., Ltd. (b)	499	62,336
TY Holdings Co., Ltd. (b)	1,741	41,301
Unid Co., Ltd.	1,167	98,661
UniTest, Inc. (b)	4,511	112,514
Value Added Technology Co., Ltd. (b)	3,331	99,054
Vaxcell-Bio Therapeutics Co., Ltd. (b)	1,108	40,452
Vidente Co., Ltd. (b)	5,018	102,154
Webzen, Inc. (b)	4,173	101,451
Wemade Co., Ltd. (b)	2,666	398,975
WONIK IPS Co., Ltd. (b)	5,486	195,212
Wonik QnC Corp. (b)	1,915	46,073
Woori Financial Group, Inc.	75,472	806,304
Woori Technology Investment Co., Ltd. (b)	6,621	50,907
Wysiwyg Studios Co., Ltd. (b)	3,169	106,100
YG Entertainment, Inc. (b)	2,609	122,247
Youngone Corp. (b)	2,057	75,531
Yuanta Securities Korea Co., Ltd. (b)	18,956	64,104
Yuhan Corp.	8,052	420,634
Yungjin Pharmaceutical Co., Ltd. (b)	22,295	99,214
Zinus, Inc. (b)	865	56,102
		171,750,506
SPAIN — 1.4%
Acciona SA	3,526	674,042
Acerinox SA	21,573	279,306
ACS Actividades de Construccion y Servicios SA	35,388	948,533
Aena SME SA (b)(d)	10,828	1,709,128
Almirall SA (c)	10,864	139,606
Amadeus IT Group SA (b)	65,002	4,408,604
AmRest Holdings SE (b)	7,136	49,079
Applus Services SA	23,743	218,299
Security Description	Shares	Value
Atresmedia Corp. de Medios de Comunicacion SA	10,812	$ 41,017
Audax Renovables SA (c)	41,904	60,043
Banco Bilbao Vizcaya Argentaria SA	962,096	5,744,000
Banco de Sabadell SA (b)	805,455	542,067
Banco Santander SA	2,502,045	8,366,678
Bankinter SA	97,272	498,775
Befesa SA (d)	5,772	442,408
CaixaBank SA	639,680	1,756,050
Cellnex Telecom SA (d)	73,514	4,278,653
Cia de Distribucion Integral Logista Holdings SA	9,577	190,919
CIE Automotive SA	7,659	238,301
Construcciones y Auxiliar de Ferrocarriles SA (b)	3,468	144,343
ContourGlobal PLC (d)	21,412	55,509
Corp. Financiera Alba SA	3,061	179,270
Distribuidora Internacional de Alimentacion SA (b)(c)	3,493,966	63,176
Ebro Foods SA	11,588	222,442
EDP Renovaveis SA	41,681	1,038,052
eDreams ODIGEO SA (b)	11,015	121,505
Enagas SA	35,516	823,931
Ence Energia y Celulosa SA (b)	35,434	91,229
Endesa SA (c)	45,830	1,052,781
Faes Farma SA	45,172	178,663
Ferrovial SA	69,728	2,185,361
Fluidra SA	12,702	508,454
Gestamp Automocion SA (b)(d)	33,976	171,937
Global Dominion Access SA (d)	10,388	55,345
Grenergy Renovables SA (b)(c)	1,485	48,974
Grifols SA (c)	43,040	825,948
Grupo Catalana Occidente SA	6,786	231,511
Iberdrola SA	826,695	9,786,621
Indra Sistemas SA (b)	17,608	190,627
Industria de Diseno Textil SA	157,393	5,106,507
Inmobiliaria Colonial Socimi SA REIT	40,764	382,444
Laboratorios Farmaceuticos Rovi SA	2,832	237,677
Lar Espana Real Estate Socimi SA REIT (b)	11,653	67,849
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (c)	79,229	144,925
Mapfre SA	156,224	320,761
Mediaset Espana Comunicacion SA (b)	30,205	141,175
Melia Hotels International SA (b)	16,110	109,958
Merlin Properties Socimi SA REIT	50,830	553,183

See accompanying notes to financial statements.
145

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Metrovacesa SA (d)	5,449	$ 44,120
Miquel y Costas & Miquel SA	5,388	80,267
Naturgy Energy Group SA	42,917	1,397,293
Neinor Homes SA (b)(d)	7,187	86,144
Pharma Mar SA (c)	1,711	110,947
Prosegur Cash SA (b)(c)(d)	40,918	29,129
Prosegur Cia de Seguridad SA (b)	36,398	95,615
Red Electrica Corp. SA (c)	62,457	1,351,271
Repsol SA	207,800	2,466,132
Sacyr SA (c)	54,583	141,896
Siemens Gamesa Renewable Energy SA (b)	33,590	804,843
Solaria Energia y Medio Ambiente SA (b)(c)	9,631	187,505
Soltec Power Holdings SA (b)	9,892	69,632
Talgo SA (b)(c)(d)	12,764	78,818
Tecnicas Reunidas SA (b)(c)	8,804	69,583
Telefonica SA (c)	776,822	3,402,864
Unicaja Banco SA (d)	219,193	216,612
Viscofan SA	5,253	339,904
Zardoya Otis SA	32,248	260,741
		66,858,982
SWEDEN — 2.6%
AAK AB	26,942	581,164
AcadeMedia AB (d)	15,147	92,851
AddTech AB Class B	37,502	894,695
AFRY AB	12,503	352,145
Alfa Laval AB	45,392	1,826,940
Alimak Group AB (d)	6,075	76,761
Ambea AB (d)	8,959	59,965
Arjo AB Class B	28,862	353,210
Assa Abloy AB Class B	144,619	4,411,799
Atlas Copco AB Class A	96,892	6,697,152
Atlas Copco AB Class B	55,638	3,270,492
Atrium Ljungberg AB Class B	5,710	125,945
Attendo AB (b)(d)	18,258	77,639
Avanza Bank Holding AB	16,757	614,841
Axfood AB	14,018	403,175
Bactiguard Holding AB (b)(c)	1,927	35,118
Beijer Alma AB	5,761	174,665
Beijer Ref AB	33,495	732,137
Betsson AB Class B (b)	15,247	92,033
BHG Group AB (b)	12,213	128,755
BICO Group AB (b)	4,130	126,721
Bilia AB Class A	10,517	186,089
BillerudKorsnas AB	28,079	529,397
BioArctic AB (b)(d)	4,185	55,098
BioGaia AB Class B	2,088	119,461
Biotage AB	10,569	305,845
Boliden AB (b)	39,028	1,508,728
Bonava AB Class B	9,858	85,200
Boozt AB (b)(c)(d)	10,974	222,780
Bravida Holding AB (d)	30,013	420,998
Bufab AB	6,983	344,760
Bure Equity AB	7,517	363,818
Security Description	Shares	Value
Calliditas Therapeutics AB Class B (b)(c)	2,965	$ 36,940
Camurus AB (b)	6,510	108,430
Castellum AB (c)	42,803	1,152,589
Catena AB	4,150	258,520
Cellavision AB	1,868	67,096
Cibus Nordic Real Estate AB	6,949	223,194
Cint Group AB (b)	14,527	231,611
Clas Ohlson AB Class B (c)	7,371	111,780
Cloetta AB Class B	28,896	83,619
Collector AB (b)	28,130	118,003
Coor Service Management Holding AB (d)	11,491	104,898
Corem Property Group AB Class B	78,261	282,225
Creades AB Class A	6,464	105,058
Desenio Group AB (b)	6,848	18,349
Dios Fastigheter AB	11,038	144,835
Dometic Group AB (d)	43,127	566,605
Duni AB (b)	3,551	45,810
Dustin Group AB (d)	12,433	145,699
Electrolux AB Class B (b)(c)	30,488	739,146
Electrolux Professional AB Class B (b)	28,212	195,530
Elekta AB Class B	54,757	692,790
Embracer Group AB (b)	80,719	860,429
Epiroc AB Class A	94,428	2,390,463
Epiroc AB Class B	56,129	1,188,437
EQT AB	42,377	2,307,511
Essity AB Class B	86,911	2,835,646
Evolution AB (d)	24,830	3,527,377
Fabege AB	35,771	598,761
Fagerhult AB	9,751	65,589
Fastighets AB Balder Class B (b)	15,400	1,108,669
Fingerprint Cards AB Class B (b)(c)	36,935	84,364
Fortnox AB	6,513	420,827
GARO AB	3,472	82,832
Getinge AB Class B	32,677	1,425,988
Granges AB	14,369	168,387
H & M Hennes & Mauritz AB Class B (c)	105,379	2,072,697
Hansa Biopharma AB (b)	5,880	57,671
Hemnet Group AB (b)	5,800	107,174
Hexagon AB Class B	284,259	4,510,104
Hexatronic Group AB	4,848	269,873
Hexpol AB	34,881	467,322
HMS Networks AB	3,251	200,363
Holmen AB Class B	13,933	668,961
Hufvudstaden AB Class A	15,218	227,248
Humble Group AB (b)(c)	18,881	58,392
Husqvarna AB Class B	60,374	965,907
Industrivarden AB Class A	18,054	575,089
Industrivarden AB Class C	21,587	677,377
Indutrade AB	39,978	1,223,999
Instalco AB	5,625	269,885

See accompanying notes to financial statements.
146

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Intrum AB	8,451	$ 217,859
Investment AB Latour Class B	21,362	869,925
Investment AB Oresund	3,443	55,445
Investor AB Class A	71,856	1,893,652
Investor AB Class B	262,883	6,612,834
INVISIO Communications AB	5,061	91,562
Inwido AB	6,586	136,174
JM AB	7,555	340,957
Karo Pharma AB (b)	17,994	119,247
K-fast Holding AB (b)	7,303	70,176
Kinnevik AB Class B (b)	34,802	1,240,615
KNOW IT AB	2,507	103,975
L E Lundbergforetagen AB Class B	10,273	576,405
LeoVegas AB (d)	19,551	75,666
Lifco AB Class B	33,635	1,005,649
Lime Technologies AB	1,258	47,825
Lindab International AB	10,659	378,381
Loomis AB	10,161	270,134
Lundin Energy AB	28,793	1,031,973
Mekonomen AB (b)	8,779	152,331
MIPS AB	4,306	564,536
Modern Times Group MTG AB Class B (b)	12,619	128,785
Munters Group AB (d)	17,152	132,516
Mycronic AB (c)	9,931	231,442
NCC AB Class B	10,244	189,745
New Wave Group AB Class B	4,848	89,851
Nibe Industrier AB Class B	203,641	3,075,808
Nobia AB	16,815	101,219
Nobina AB (d)	12,721	150,339
Nolato AB Class B	27,502	327,757
Nordic Entertainment Group AB Class B (b)	11,079	574,150
Nordnet AB publ	15,326	293,863
Nyfosa AB	23,693	408,236
OX2 AB (b)	11,036	72,161
Pandox AB (b)	11,680	188,349
Paradox Interactive AB (c)	5,166	101,850
Peab AB Class B	24,834	313,242
Platzer Fastigheter Holding AB Class B	7,570	113,376
PowerCell Sweden AB (b)	5,924	121,112
Ratos AB Class B	39,105	250,295
Re:NewCell AB (b)(c)	2,448	59,376
Resurs Holding AB (d)	16,411	68,915
Rvrc Holding AB	5,335	61,695
Saab AB Class B	9,951	253,121
Sagax AB Class B	23,238	782,826
Samhallsbyggnadsbolaget i Norden AB	131,430	964,184
Samhallsbyggnadsbolaget i Norden AB Class D	18,356	65,161
Sandvik AB	162,893	4,544,671
SAS AB (b)(c)	458,640	64,613
Security Description	Shares	Value
Scandic Hotels Group AB (b)(c)(d)	19,316	$ 77,850
Sdiptech AB Class B (b)	3,138	163,419
Sectra AB Class B (b)	20,742	458,650
Securitas AB Class B	42,327	582,742
Sedana Medical AB (b)	8,147	88,229
Sinch AB (b)(d)	71,597	910,200
Skandinaviska Enskilda Banken AB Class A	232,008	3,224,949
Skanska AB Class B	49,086	1,269,730
SKF AB Class B	54,820	1,298,772
SkiStar AB	6,323	118,724
SSAB AB Class A (b)	51,377	297,576
SSAB AB Class B (b)	77,575	390,795
Stillfront Group AB (b)	41,689	222,400
Storytel AB (b)(c)	6,381	116,360
Surgical Science Sweden AB (b)	4,000	124,367
Svenska Cellulosa AB SCA Class B	86,403	1,534,075
Svenska Handelsbanken AB Class A	210,456	2,274,748
Svolder AB Class B	2,613	105,919
Sweco AB Class B	26,323	494,836
Swedbank AB Class A	129,513	2,604,894
SwedenCare AB	8,196	139,318
Swedish Match AB	227,975	1,813,456
Tele2 AB Class B	72,265	1,030,436
Telefonaktiebolaget LM Ericsson Class B	421,144	4,641,778
Telia Co. AB	379,104	1,482,483
Thule Group AB (d)	15,087	913,167
Tobii AB (b)(c)	20,023	81,208
Tobii Dynavox AB (b)(c)	20,023	71,234
Trelleborg AB Class B	35,000	919,277
Troax Group AB	7,112	364,090
Vestum AB	18,000	102,924
Vimian Group AB (b)	17,212	150,850
Vitec Software Group AB Class B	3,886	239,070
Vitrolife AB	8,775	542,753
VNV Global AB (b)	11,000	127,206
Volati AB	2,680	67,046
Volvo AB Class A	27,068	635,603
Volvo AB Class B	206,277	4,776,529
Wallenstam AB Class B	21,709	402,824
Wihlborgs Fastigheter AB	18,303	415,231
Xvivo Perfusion AB (b)	4,152	127,717
		125,107,860
SWITZERLAND — 5.9%
ABB, Ltd.	236,996	9,077,715
Adecco Group AG	23,133	1,183,118
Alcon, Inc.	72,101	6,389,107
Allreal Holding AG	1,842	408,367
ALSO Holding AG (b)	874	287,768
APG SGA SA (b)	139	30,358

See accompanying notes to financial statements.
147

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Arbonia AG	6,222	$ 140,672
Aryzta AG (b)	127,469	159,625
Ascom Holding AG (b)	3,750	48,400
Autoneum Holding AG (b)	289	53,826
Bachem Holding AG Class B	1,069	840,042
Baloise Holding AG	6,954	1,137,948
Banque Cantonale Vaudoise	3,866	300,404
Barry Callebaut AG	515	1,252,527
Basilea Pharmaceutica AG (b)(c)	1,356	60,898
Belimo Holding AG	1,504	957,384
Bell Food Group AG	199	63,774
BKW AG	2,711	352,878
Bobst Group SA (b)	1,422	129,379
Bossard Holding AG Class A	975	351,520
Bucher Industries AG	961	475,675
Burckhardt Compression Holding AG	438	207,427
Burkhalter Holding AG	433	29,939
Bystronic AG	173	243,413
Cembra Money Bank AG	4,329	315,713
Chocoladefabriken Lindt & Spruengli AG (e)	156	2,162,410
Chocoladefabriken Lindt & Spruengli AG (e)	16	2,145,860
Cie Financiere Richemont SA	75,318	11,320,639
Clariant AG (b)	34,059	710,224
Coltene Holding AG (b)	945	116,576
Comet Holding AG	901	332,751
Credit Suisse Group AG	382,471	3,724,176
Daetwyler Holding AG Bearer Shares	1,529	674,596
DKSH Holding AG	4,592	379,496
dormakaba Holding AG	543	359,656
Dufry AG (b)	10,481	519,362
EFG International AG (b)	8,065	61,518
Emmi AG	283	334,202
EMS-Chemie Holding AG	993	1,112,718
Flughafen Zurich AG (b)	2,631	473,849
Forbo Holding AG	145	297,591
Galenica AG (d)	7,623	573,513
Geberit AG	5,176	4,233,282
Georg Fischer AG	577	877,073
Givaudan SA	1,332	7,005,371
Gurit Holding AG	85	145,157
Helvetia Holding AG	5,881	693,211
Holcim, Ltd. (b)(e)	67,219	3,431,220
Holcim, Ltd. (e)	8,321	423,453
Huber + Suhner AG	1,945	185,716
Idorsia, Ltd. (b)(c)	13,857	283,482
Implenia AG (b)	1,966	44,794
Inficon Holding AG	220	323,064
Interroll Holding AG	92	414,487
Intershop Holding AG	132	88,662
IWG PLC (b)	103,432	407,672
Julius Baer Group, Ltd.	32,444	2,178,482
Security Description	Shares	Value
Kardex Holding AG	794	$ 261,428
Komax Holding AG (b)	565	156,884
Kuehne + Nagel International AG	7,795	2,518,628
Landis+Gyr Group AG (b)	2,783	188,608
LEM Holding SA	58	161,686
Leonteq AG	942	71,646
Logitech International SA	25,152	2,122,247
Lonza Group AG	10,745	8,981,388
Medacta Group SA (b)(d)	1,306	203,536
Medartis Holding AG (b)(d)	425	60,731
Mediclinic International PLC (b)	78,189	339,314
Medmix AG (b)(d)	7,663	379,807
Metall Zug AG Class B	20	45,218
Meyer Burger Technology AG (b)(c)	290,547	129,784
Mobilezone Holding AG	8,564	128,016
Mobimo Holding AG (b)	878	294,385
Molecular Partners AG (b)(c)	1,967	38,470
Nestle SA	406,150	56,807,064
Novartis AG	316,132	27,853,896
OC Oerlikon Corp. AG	26,781	275,261
Orior AG	1,109	109,421
Partners Group Holding AG	3,275	5,436,468
Peach Property Group AG	938	65,268
PSP Swiss Property AG	6,618	825,843
Relief Therapeutics Holding, Inc. (b)(c)	245,800	16,780
Rieter Holding AG (b)	687	133,457
Roche Holding AG Bearer Shares	4,617	2,071,481
Roche Holding AG	101,371	42,177,189
Schindler Holding AG (e)	6,149	1,656,785
Schindler Holding AG (e)	2,812	754,270
Schweiter Technologies AG Bearer Shares	124	183,996
Sensirion Holding AG (b)(d)	1,199	175,544
SFS Group AG	2,234	309,423
SGS SA	855	2,859,227
Siegfried Holding AG (b)	571	557,432
SIG Combibloc Group AG (b)	46,265	1,292,769
Sika AG	20,457	8,536,192
Sonova Holding AG	7,898	3,101,470
St Galler Kantonalbank AG	385	183,806
Stadler Rail AG (c)	6,418	281,331
Straumann Holding AG	1,493	3,173,946
Sulzer AG	2,419	238,542
Swatch Group AG (e)	4,175	1,278,412
Swatch Group AG (e)	8,168	479,152
Swiss Life Holding AG	4,615	2,831,350
Swiss Prime Site AG	11,365	1,118,227
Swiss Steel Holding AG (b)	113,731	42,876
Swisscom AG	3,766	2,126,964
Swissquote Group Holding SA	1,366	300,590
Tecan Group AG	1,806	1,101,062

See accompanying notes to financial statements.
148

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Temenos AG	9,930	$ 1,373,733
TX Group AG (b)	274	47,032
u-blox Holding AG (b)	976	75,464
UBS Group AG	507,504	9,145,822
Valiant Holding AG	2,027	203,112
Valora Holding AG (b)	403	68,910
VAT Group AG (d)	4,010	1,999,829
Vetropack Holding AG	2,150	135,916
Vifor Pharma AG	7,352	1,309,183
Vontobel Holding AG	3,766	330,246
VZ Holding AG	3,916	420,331
V-ZUG Holding AG (b)	233	31,454
Ypsomed Holding AG	343	70,170
Zehnder Group AG	1,784	182,287
Zur Rose Group AG (b)(c)	1,188	307,056
Zurich Insurance Group AG	21,710	9,540,344
		280,210,299
TAIWAN — 4.6%
AcBel Polytech, Inc.	136,000	179,911
Accton Technology Corp.	70,000	657,823
Acer, Inc.	400,000	440,236
Actron Technology Corp. (b)	7,000	61,734
ADATA Technology Co., Ltd.	43,000	143,452
Adimmune Corp.	32,000	51,643
Advanced Ceramic X Corp.	8,000	101,637
Advanced Energy Solution Holding Co., Ltd.	4,000	263,852
Advanced Wireless Semiconductor Co.	14,000	71,855
Advantech Co., Ltd.	57,514	824,242
Alchip Technologies, Ltd.	10,000	368,670
Amazing Microelectronic Corp.	10,000	88,553
AmTRAN Technology Co., Ltd.	177,473	112,897
Andes Technology Corp.	4,000	77,493
AP Memory Technology Corp.	11,000	198,395
Apex International Co., Ltd.	15,000	70,752
Arcadyan Technology Corp.	25,487	117,454
Ardentec Corp.	43,000	86,258
ASE Technology Holding Co., Ltd.	473,325	1,821,994
Asia Cement Corp.	290,000	464,344
Asia Optical Co., Inc. (b)	27,000	91,636
Asia Pacific Telecom Co., Ltd. (b)	276,000	82,001
Asia Polymer Corp.	43,860	58,101
Asia Vital Components Co., Ltd.	29,000	92,449
ASMedia Technology, Inc.	4,000	263,129
ASPEED Technology, Inc.	3,000	386,562
ASROCK, Inc.	6,000	61,047
Asustek Computer, Inc.	102,000	1,386,200
AU Optronics Corp.	1,180,000	976,687
AURAS Technology Co., Ltd.	7,000	51,108
Security Description	Shares	Value
Aurora Corp.	4,000	$ 12,983
BES Engineering Corp.	141,000	46,173
Bizlink Holding, Inc.	14,000	132,071
Brighton-Best International Taiwan, Inc.	68,000	94,748
Capital Securities Corp.	222,000	136,007
Career Technology MFG. Co., Ltd.	61,200	58,508
Catcher Technology Co., Ltd.	95,000	537,373
Cathay Financial Holding Co., Ltd.	1,140,523	2,576,452
Cathay Real Estate Development Co., Ltd.	63,000	43,834
Center Laboratories, Inc.	31,891	69,737
Century Iron & Steel Industrial Co., Ltd.	13,000	51,921
Chailease Holding Co., Ltd.	188,532	1,795,575
Chang Hwa Commercial Bank, Ltd.	646,915	397,497
Chang Wah Electromaterials, Inc.	39,000	54,834
Chang Wah Technology Co., Ltd.	62,000	234,178
Charoen Pokphand Enterprise	17,000	49,525
Cheng Loong Corp.	121,000	154,382
Cheng Shin Rubber Industry Co., Ltd.	227,000	296,190
Cheng Uei Precision Industry Co., Ltd.	59,000	84,341
Chicony Electronics Co., Ltd.	70,491	209,687
Chicony Power Technology Co., Ltd.	16,000	45,166
Chilisin Electronics Corp.	24,000	83,273
China Airlines, Ltd. (b)	434,000	432,165
China Bills Finance Corp.	81,000	50,356
China Development Financial Holding Corp.	2,425,909	1,534,442
China Development Financial Holding Corp. Preference Shares (b)	179,679	62,281
China General Plastics Corp.	144,427	181,141
China Man-Made Fiber Corp.	277,680	101,871
China Motor Corp.	26,000	59,580
China Petrochemical Development Corp. (b)	444,221	211,136
China Steel Chemical Corp.	20,000	87,107
China Steel Corp.	1,703,000	2,175,915
Chin-Poon Industrial Co., Ltd.	91,000	120,711
Chipbond Technology Corp.	91,000	219,384
ChipMOS Techinologies, Inc.	67,000	117,693
Chong Hong Construction Co., Ltd.	18,000	47,493
Chroma ATE, Inc.	49,000	354,213
Chun Yuan Steel Industry Co., Ltd.	61,000	53,797
Chung Hung Steel Corp.	220,000	327,213
Chung Hwa Pulp Corp. (b)	235,000	210,648

See accompanying notes to financial statements.
149

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Chung-Hsin Electric & Machinery Manufacturing Corp.	34,000	$ 55,608
Chunghwa Precision Test Tech Co., Ltd.	3,000	77,095
Chunghwa Telecom Co., Ltd.	570,000	2,400,152
Cleanaway Co., Ltd.	14,000	118,155
Clevo Co.	43,000	51,289
Compal Electronics, Inc.	604,000	528,312
Compeq Manufacturing Co., Ltd.	146,000	230,871
Coretronic Corp.	42,000	140,268
Co-Tech Development Corp.	25,000	69,668
CSBC Corp. Taiwan (b)	62,000	49,189
CTBC Financial Holding Co., Ltd.	2,673,009	2,507,123
CTCI Corp.	72,000	96,808
Cub Elecparts, Inc.	6,000	40,879
Darfon Electronics Corp.	24,000	43,980
Delta Electronics, Inc.	280,630	2,789,361
Dynapack International Technology Corp.	16,000	59,276
E Ink Holdings, Inc.	117,000	638,559
E.Sun Financial Holding Co., Ltd.	1,733,826	1,757,828
Eclat Textile Co., Ltd.	28,182	642,746
EirGenix, Inc. (b)	18,000	72,541
Elan Microelectronics Corp.	44,000	270,358
Elite Material Co., Ltd.	54,000	542,596
Elite Semiconductor Microelectronics Technology, Inc.	103,000	614,270
eMemory Technology, Inc.	9,000	712,401
Ennoconn Corp.	6,233	53,280
ENNOSTAR, Inc. (b)	74,000	205,147
Episil Technologies, Inc. (b)	28,428	146,933
Episil-Precision, Inc.	13,000	62,728
Eternal Materials Co., Ltd.	120,000	175,661
Eva Airways Corp. (b)	323,121	326,426
Ever Supreme Bio Technology Co., Ltd. (b)	3,000	22,825
Evergreen International Storage & Transport Corp.	59,000	62,482
Evergreen Marine Corp. Taiwan, Ltd.	369,683	1,904,067
Everlight Chemical Industrial Corp.	57,000	56,141
Everlight Electronics Co., Ltd.	90,000	171,432
Far Eastern Department Stores, Ltd.	98,000	75,979
Far Eastern International Bank	190,576	74,048
Far Eastern New Century Corp.	403,620	427,443
Far EasTone Telecommunications Co., Ltd.	219,000	511,346
Faraday Technology Corp.	37,000	319,623
Security Description	Shares	Value
Farglory Land Development Co., Ltd.	25,000	$ 55,843
Feng Hsin Steel Co., Ltd.	60,000	181,082
Feng TAY Enterprise Co., Ltd.	65,560	548,565
First Financial Holding Co., Ltd.	1,496,908	1,325,559
Fitipower Integrated Technology, Inc.	11,992	122,230
FLEXium Interconnect, Inc. (b)	48,000	181,299
FocalTech Systems Co., Ltd.	19,000	117,776
Formosa Advanced Technologies Co., Ltd.	14,000	19,785
Formosa Chemicals & Fibre Corp.	507,000	1,480,666
Formosa Petrochemical Corp.	165,000	571,927
Formosa Plastics Corp.	549,000	2,063,686
Formosa Sumco Technology Corp.	8,000	83,854
Formosa Taffeta Co., Ltd.	154,000	162,255
Foxconn Technology Co., Ltd.	131,180	307,716
Foxsemicon Integrated Technology, Inc.	19,000	175,118
Fubon Financial Holding Co., Ltd.	1,080,292	2,979,227
Fulgent Sun International Holding Co., Ltd.	12,000	42,028
Fusheng Precision Co., Ltd.	9,000	63,108
General Interface Solution Holding, Ltd.	29,000	106,914
Genius Electronic Optical Co., Ltd.	11,396	217,894
Getac Holdings Corp.	34,000	68,450
Giant Manufacturing Co., Ltd.	46,000	573,608
Gigabyte Technology Co., Ltd.	70,000	393,429
Ginko International Co., Ltd.	7,000	67,933
Global Mixed Mode Technology, Inc.	7,000	67,174
Global Unichip Corp.	18,000	381,248
Globalwafers Co., Ltd.	32,000	1,027,072
Gold Circuit Electronics, Ltd.	55,000	151,082
Goldsun Building Materials Co., Ltd.	90,715	95,577
Gourmet Master Co., Ltd.	10,000	40,662
Grand Pacific Petrochemical	88,000	91,286
Grape King Bio, Ltd.	19,000	109,878
Great Wall Enterprise Co., Ltd.	82,560	159,349
Greatek Electronics, Inc.	29,000	81,863
Gudeng Precision Industrial Co., Ltd.	5,375	62,945
Hannstar Board Corp.	33,000	54,151
HannStar Display Corp.	325,000	212,618
Highwealth Construction Corp.	112,190	187,544
Hiwin Technologies Corp.	39,819	441,122

See accompanying notes to financial statements.
150

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Holtek Semiconductor, Inc.	33,000	$ 134,185
Holy Stone Enterprise Co., Ltd.	18,000	77,746
Hon Hai Precision Industry Co., Ltd.	1,800,320	6,767,386
Hota Industrial Manufacturing Co., Ltd.	26,841	88,574
Hotai Finance Co., Ltd.	18,000	59,985
Hotai Motor Co., Ltd.	43,000	954,278
Hsin Kuang Steel Co., Ltd.	28,000	58,900
HTC Corp. (b)	120,000	367,803
Hua Nan Financial Holdings Co., Ltd.	1,237,687	948,385
Huaku Development Co., Ltd.	35,000	115,625
IBF Financial Holdings Co., Ltd.	409,483	237,547
Innodisk Corp.	7,000	51,614
Innolux Corp.	1,324,000	937,955
International CSRC Investment Holdings Co.	70,000	71,349
International Games System Co., Ltd.	9,000	257,961
Inventec Corp.	363,000	327,352
ITE Technology, Inc.	18,000	70,589
ITEQ Corp.	36,188	185,734
Jentech Precision Industrial Co., Ltd.	10,000	147,468
Jih Sun Financial Holdings Co., Ltd.	139,261	62,163
Kenda Rubber Industrial Co., Ltd.	56,000	62,949
Kerry TJ Logistics Co., Ltd.	23,000	37,368
Kindom Development Co., Ltd.	36,300	49,529
King Slide Works Co., Ltd.	10,000	186,865
King Yuan Electronics Co., Ltd.	152,000	246,127
King's Town Bank Co., Ltd.	140,000	205,190
Kinpo Electronics	141,000	82,306
Kinsus Interconnect Technology Corp.	49,000	412,658
KMC Kuei Meng International, Inc.	6,000	42,831
Kung Long Batteries Industrial Co., Ltd.	19,000	95,113
Land Mark Optoelectronics Corp.	8,000	56,819
Largan Precision Co., Ltd.	15,000	1,336,430
Lien Hwa Industrial Holdings Corp.	153,560	343,563
Lite-On Technology Corp.	290,419	669,705
Longchen Paper & Packaging Co., Ltd.	75,000	66,144
Lotes Co., Ltd.	11,000	302,563
Macronix International Co., Ltd.	254,000	387,422
Makalot Industrial Co., Ltd.	44,077	393,502
Marketech International Corp.	10,000	65,782
Security Description	Shares	Value
MediaTek, Inc.	218,000	$ 9,376,514
Medigen Vaccine Biologics Corp. (b)	25,000	270,177
Mega Financial Holding Co., Ltd.	1,569,601	2,016,818
Mercuries Life Insurance Co., Ltd. (b)	141,206	47,159
Merida Industry Co., Ltd.	41,000	485,325
Merry Electronics Co., Ltd.	23,491	80,151
Microbio Co., Ltd. (b)	35,142	88,023
Micro-Star International Co., Ltd.	93,000	539,506
Mitac Holdings Corp.	125,160	159,238
momo.com, Inc.	6,500	381,772
Namchow Holdings Co., Ltd.	43,000	78,021
Nan Kang Rubber Tire Co., Ltd. (b)	67,000	97,108
Nan Ya Plastics Corp.	744,000	2,296,512
Nan Ya Printed Circuit Board Corp.	33,000	682,257
Nantex Industry Co., Ltd.	69,000	212,484
Nanya Technology Corp.	190,000	536,343
Nien Made Enterprise Co., Ltd.	26,000	387,646
Novatek Microelectronics Corp.	85,000	1,655,944
Nuvoton Technology Corp.	18,000	91,734
OBI Pharma, Inc. (b)	13,000	53,566
Oneness Biotech Co., Ltd. (b)	36,000	374,092
Oriental Union Chemical Corp. (b)	62,000	50,197
Pan Jit International, Inc.	62,000	239,780
Pan-International Industrial Corp.	108,000	153,801
PChome Online, Inc.	17,000	78,650
Pegatron Corp.	273,000	681,834
Pegavision Corp.	3,000	46,301
Phison Electronics Corp.	22,000	407,128
Pixart Imaging, Inc.	12,000	65,927
Pou Chen Corp.	366,000	438,533
Powertech Technology, Inc.	116,000	409,629
Poya International Co., Ltd.	6,180	94,598
President Chain Store Corp.	94,000	929,230
President Securities Corp.	86,320	73,787
Primax Electronics, Ltd.	35,000	71,728
Prince Housing & Development Corp.	113,000	54,729
Qisda Corp.	262,000	288,354
Quanta Computer, Inc.	390,000	1,334,912
Radiant Opto-Electronics Corp.	62,000	226,335
RDC Semiconductor Co., Ltd. (b)	7,000	119,926
Realtek Semiconductor Corp.	66,000	1,383,598
Rexon Industrial Corp., Ltd.	15,000	30,632
RichWave Technology Corp.	12,600	124,329

See accompanying notes to financial statements.
151

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Ruentex Development Co., Ltd.	162,457	$ 374,625
Ruentex Industries, Ltd.	61,620	217,152
Run Long Construction Co., Ltd.	21,200	42,451
Sanyang Motor Co., Ltd.	55,000	53,773
SDI Corp.	35,000	222,015
Sea, Ltd. ADR (b)	19,900	4,451,829
Sensortek Technology Corp.	2,000	37,373
Sercomm Corp.	27,000	73,875
Shanghai Commercial & Savings Bank, Ltd.	491,649	839,643
Shin Kong Financial Holding Co., Ltd.	1,704,889	680,920
Shin Zu Shing Co., Ltd.	18,742	65,438
Shinkong Synthetic Fibers Corp.	122,000	89,074
Shiny Chemical Industrial Co., Ltd.	11,000	69,776
Sigurd Microelectronics Corp.	67,078	142,559
Simplo Technology Co., Ltd.	25,000	296,834
Sinbon Electronics Co., Ltd.	27,000	277,153
Sino-American Silicon Products, Inc.	68,000	580,041
SinoPac Financial Holdings Co., Ltd.	1,411,281	823,804
Sitronix Technology Corp.	16,000	185,058
Soft-World International Corp.	32,000	113,926
Solar Applied Materials Technology Corp.	42,205	77,951
Sonix Technology Co., Ltd.	17,000	56,529
Sporton International, Inc.	11,550	90,590
St Shine Optical Co., Ltd.	6,000	67,987
Standard Foods Corp.	51,417	98,311
Sunny Friend Environmental Technology Co., Ltd.	8,000	57,686
Sunplus Technology Co., Ltd.	58,000	81,444
Supreme Electronics Co., Ltd.	134,893	246,217
Synnex Technology International Corp.	184,550	441,581
Systex Corp.	16,000	49,040
T3EX Global Holdings Corp.	13,000	64,138
TA Chen Stainless Pipe (b)	241,408	403,554
Taichung Commercial Bank Co., Ltd.	401,856	176,476
TaiDoc Technology Corp.	5,000	32,801
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	70,134
TaiMed Biologics, Inc. (b)	15,000	38,277
Tainan Spinning Co., Ltd.	115,000	106,201
Taishin Financial Holding Co., Ltd.	1,481,175	1,014,503
Taiwan Business Bank	737,481	263,891
Taiwan Cement Corp.	751,504	1,303,798
Taiwan Cogeneration Corp.	134,000	183,562
Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	1,373,905	$ 1,263,812
Taiwan Fertilizer Co., Ltd.	111,000	280,840
Taiwan Glass Industry Corp.	109,000	105,387
Taiwan High Speed Rail Corp.	360,000	385,152
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	261,380
Taiwan Mask Corp.	23,000	89,782
Taiwan Mobile Co., Ltd.	238,000	860,231
Taiwan Paiho, Ltd.	32,000	94,495
Taiwan Secom Co., Ltd.	24,000	90,216
Taiwan Semiconductor Co., Ltd.	23,000	65,341
Taiwan Semiconductor Manufacturing Co., Ltd.	3,544,000	78,778,328
Taiwan Shin Kong Security Co., Ltd.	33,000	46,935
Taiwan Surface Mounting Technology Corp.	30,000	133,914
Taiwan TEA Corp. (b)	161,000	118,130
Taiwan Union Technology Corp.	35,000	129,035
Tanvex BioPharma, Inc. (b)	16,536	34,725
Tatung Co., Ltd. (b)	237,000	279,257
TCI Co., Ltd.	14,000	105,505
Teco Electric and Machinery Co., Ltd.	246,000	281,415
Test Research, Inc.	44,000	93,035
Thinking Electronic Industrial Co., Ltd.	26,000	148,010
Ton Yi Industrial Corp.	184,000	96,765
Tong Hsing Electronic Industries, Ltd.	34,599	372,039
Tong Yang Industry Co., Ltd.	58,000	69,390
Topco Scientific Co., Ltd.	22,000	125,637
Topkey Corp.	8,000	43,373
TPK Holding Co., Ltd.	33,000	51,825
Transcend Information, Inc.	21,000	55,485
Tripod Technology Corp.	50,000	224,997
TSEC Corp. (b)	40,000	61,445
TSRC Corp.	58,000	84,693
TTY Biopharm Co., Ltd.	22,000	54,708
Tung Ho Steel Enterprise Corp. (b)	70,560	171,127
Tung Thih Electronic Co., Ltd.	8,000	50,602
TXC Corp.	39,000	148,715
U-Ming Marine Transport Corp.	67,000	146,268
Unimicron Technology Corp.	174,000	1,452,778
Union Bank Of Taiwan (b)	167,969	82,567
Uni-President Enterprises Corp.	696,880	1,727,906
United Integrated Services Co., Ltd.	18,000	118,083
United Microelectronics Corp.	1,703,000	4,000,976

See accompanying notes to financial statements.
152

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
United Renewable Energy Co., Ltd. (b)	164,571	$ 129,970
Universal Vision Biotechnology Co., Ltd.	5,000	51,144
UPC Technology Corp.	80,000	62,457
USI Corp.	244,000	278,245
Vanguard International Semiconductor Corp.	124,000	708,136
VIA Labs, Inc.	1,000	18,108
Via Technologies, Inc.	23,000	71,410
Visual Photonics Epitaxy Co., Ltd.	20,000	104,095
Voltronic Power Technology Corp.	8,200	457,910
Wafer Works Corp.	70,290	217,219
Wah Lee Industrial Corp.	18,360	71,006
Walsin Lihwa Corp.	328,000	314,165
Walsin Technology Corp.	43,000	259,551
Wan Hai Lines, Ltd.	83,800	601,232
Win Semiconductors Corp.	51,000	690,335
Winbond Electronics Corp.	403,000	495,247
Wisdom Marine Lines Co., Ltd.	48,000	141,569
Wistron Corp.	358,842	378,077
Wistron NeWeb Corp.	36,000	101,493
Wiwynn Corp.	11,000	443,308
WPG Holdings, Ltd.	247,480	470,504
WT Microelectronics Co., Ltd.	37,000	98,294
XinTec, Inc.	17,000	87,866
Xxentria Technology Materials Corp.	32,000	78,765
Yageo Corp. (b)	62,962	1,091,202
Yang Ming Marine Transport Corp. (b)	252,000	1,102,107
YC INOX Co., Ltd.	86,531	101,021
YFY, Inc.	199,000	255,700
Yieh Phui Enterprise Co., Ltd. (b)	104,000	95,102
Yuanta Financial Holding Co., Ltd.	1,401,142	1,281,270
Yulon Finance Corp.	25,300	160,028
Yulon Motor Co., Ltd.	71,205	107,836
Zhen Ding Technology Holding, Ltd.	82,000	297,864
		219,690,456
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	54,697	1,126,498
Helios Towers PLC (b)(c)	99,024	230,691
		1,357,189
THAILAND — 0.5%
Advanced Info Service PCL	159,300	1,096,812
Advanced Info Service PCL NVDR	12,300	84,688
AEON Thana Sinsap Thailand PCL	10,400	58,686
Security Description	Shares	Value
Airports of Thailand PCL (b)	583,900	$ 1,066,244
Airports of Thailand PCL NVDR (b)	34,500	62,999
Amata Corp. PCL	98,300	61,796
AP Thailand PCL	621,274	177,613
Asia Aviation PCL NVDR (b)	705,600	53,651
Asset World Corp. PCL (b)	914,400	127,011
B Grimm Power PCL	246,100	298,370
Bangchak Corp. PCL	98,500	74,454
Bangkok Chain Hospital PCL	162,000	97,476
Bangkok Commercial Asset Management PCL NVDR	89,800	58,065
Bangkok Commercial Asset Management PCL	166,700	107,790
Bangkok Dusit Medical Services PCL NVDR	176,400	121,455
Bangkok Dusit Medical Services PCL Class F	1,138,300	783,742
Bangkok Expressway & Metro PCL	1,223,100	309,391
Bangkok Land PCL	1,469,600	47,073
Bangkok Life Assurance PCL NVDR (b)	60,300	67,241
Banpu PCL	1,001,866	317,910
Banpu Power PCL	91,700	47,216
BCPG PCL	4,100	1,473
BEC World PCL NVDR (b)	129,900	54,830
Berli Jucker PCL	355,900	330,277
BTS Group Holdings PCL NVDR	227,900	63,789
BTS Group Holdings PCL	909,400	254,539
Bumrungrad Hospital PCL	69,400	292,932
Carabao Group PCL Class F	35,300	126,279
Central Pattana PCL	281,500	476,119
Central Plaza Hotel PCL (b)	56,800	53,136
Central Retail Corp. PCL NVDR	76,700	73,474
Central Retail Corp. PCL	184,325	176,572
CH Karnchang PCL (c)	146,300	100,292
Charoen Pokphand Foods PCL	523,500	399,618
Chularat Hospital PCL Class F	887,900	97,282
CK Power PCL	64,900	9,714
Com7 PCL Class F	84,500	206,792
CP ALL PCL	853,600	1,507,631
Delta Electronics Thailand PCL	48,600	599,407
Dhipaya Group Holdings PCL NVDR (b)	51,400	118,479
Dohome PCL	84,600	59,008
Dynasty Ceramic PCL	1,066,900	90,705
Eastern Polymer Group PCL Class F	280,400	94,012
Eastern Water Resources Development and Management PCL	197,300	54,929

See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Electricity Generating PCL	29,200	$ 153,408
Energy Absolute PCL	170,713	490,599
Energy Absolute PCL NVDR	42,900	123,287
GFPT PCL	131,000	50,196
Global Power Synergy PCL NVDR	28,000	74,390
Global Power Synergy PCL Class F	74,500	197,931
Gulf Energy Development PCL NVDR	70,600	96,691
Gulf Energy Development PCL	352,620	482,933
Gunkul Engineering PCL	705,600	118,286
Hana Microelectronics PCL	82,100	217,508
Home Product Center PCL	711,300	308,752
Home Product Center PCL NVDR	142,600	61,898
Indorama Ventures PCL	175,900	227,741
Indorama Ventures PCL NVDR	67,100	86,875
Intouch Holdings PCL NVDR	35,400	85,043
Intouch Holdings PCL Class F	126,500	303,895
IRPC PCL	971,500	111,677
IRPC PCL NVDR	650,100	74,731
Jasmine International PCL	363,100	38,044
Jay Mart PCL	49,300	84,860
JMT Network Services PCL NVDR	30,100	61,723
JMT Network Services PCL Class F	46,900	96,173
KCE Electronics PCL	142,900	376,447
Kiatnakin Phatra Bank PCL	25,400	45,432
Krung Thai Bank PCL	364,900	144,190
Krung Thai Bank PCL NVDR	139,200	55,005
Krungthai Card PCL	93,000	164,953
Krungthai Card PCL NVDR	37,200	65,981
Land & Houses PCL	855,300	225,315
Major Cineplex Group PCL	75,245	45,050
MBK PCL (b)	118,664	47,601
Mega Lifesciences PCL	50,300	76,041
Minor International PCL (b)	391,817	337,217
MK Restaurants Group PCL	80,900	125,933
Muangthai Capital PCL	89,200	156,878
Ngern Tid Lor PCL (b)	200,000	218,530
Origin Property PCL Class F	286,100	96,780
Osotspa PCL	292,600	300,001
Plan B Media PCL Class F (b)	288,360	66,037
Precious Shipping PCL NVDR	112,500	55,905
Prima Marine PCL	400,500	72,535
Pruksa Holding PCL	44,000	17,123
PTG Energy PCL	109,300	49,407
PTT Exploration & Production PCL	167,400	591,325
Security Description	Shares	Value
PTT Exploration & Production PCL NVDR	33,100	$ 116,923
PTT Global Chemical PCL	293,100	515,480
PTT Global Chemical PCL NVDR	32,200	56,631
PTT Oil & Retail Business PCL	466,100	376,731
PTT PCL NVDR	69,200	78,719
PTT PCL	1,373,300	1,562,203
Quality Houses PCL	981,000	66,369
R&B Food Supply PCL NVDR	72,100	48,563
Ratch Group PCL	108,600	146,295
Ratchthani Leasing PCL	447,000	58,610
Regional Container Lines PCL	47,800	70,473
Sansiri PCL	1,966,900	72,423
SCG Packaging PCL	170,500	353,454
Siam Cement PCL	112,165	1,296,084
Siam City Cement PCL	8,800	41,227
Siam Commercial Bank PCL	191,100	726,529
Siamgas & Petrochemicals PCL (c)	242,200	89,180
Singer Thailand PCL NVDR	40,400	64,098
Singha Estate PCL (b)	705,600	42,668
Sino-Thai Engineering & Construction PCL	104,500	45,986
SPCG PCL	112,855	62,162
Sri Trang Agro-Industry PCL	86,400	80,180
Sri Trang Gloves Thailand PCL (c)	169,000	153,038
Srisawad Corp. PCL	84,900	156,940
Star Petroleum Refining PCL (b)	208,500	61,167
Supalai PCL	161,300	109,610
Super Energy Corp. PCL	3,551,400	100,998
Thai Oil PCL	117,200	173,669
Thai Oil PCL NVDR	44,700	66,237
Thai Union Group PCL Class F	372,800	217,620
Thai Vegetable Oil PCL (c)	83,600	77,581
Thanachart Capital PCL	32,400	36,614
Thonburi Healthcare Group PCL	111,000	123,776
Thoresen Thai Agencies PCL	20,700	5,918
Thoresen Thai Agencies PCL NVDR	176,500	50,459
Tipco Asphalt PCL (c)	85,400	46,273
Tisco Financial Group PCL	54,200	155,761
TOA Paint Thailand PCL	51,700	49,525
TPI Polene PCL	1,118,800	57,606
TPI Polene Power PCL	409,400	50,983
TQM Corp. PCL	18,600	54,010
True Corp. PCL (c)	1,013,112	144,969
True Corp. PCL NVDR	672,000	96,158
TTW PCL	540,600	184,488
VGI PCL	744,300	147,055

See accompanying notes to financial statements.
154

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Vinythai PCL	85,300	$ 98,310
WHA Corp. PCL	1,082,500	114,067
WHA Utilities and Power PCL	351,200	42,895
		25,788,014
TURKEY — 0.1%
Akbank T.A.S.	468,818	254,183
Anadolu Anonim Turk Sigorta Sirketi	48,675	24,081
Anadolu Efes Biracilik Ve Malt Sanayii A/S	41,534	92,640
Aselsan Elektronik Sanayi Ve Ticaret A/S	95,465	150,101
Bera Holding A/S (b)	27,072	19,815
BIM Birlesik Magazalar A/S	83,621	385,999
Coca-Cola Icecek A/S	7,067	47,123
Dogan Sirketler Grubu Holding A/S	36,502	7,559
Eldorado Gold Corp. (b)	24,600	230,975
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	25,519
Enerjisa Enerji AS (d)	1,575	1,528
Eregli Demir ve Celik Fabrikalari TAS	188,635	400,005
Ford Otomotiv Sanayi A/S	8,284	148,528
Gubre Fabrikalari TAS (b)	1,906	11,030
Haci Omer Sabanci Holding A/S	140,790	140,263
KOC Holding A/S	93,221	199,222
Koza Altin Isletmeleri A/S (b)	8,941	77,899
Migros Ticaret A/S (b)	17,677	50,503
Oyak Cimento Fabrikalari A/S (b)	22,885	13,614
Pegasus Hava Tasimaciligi A/S (b)	148	947
Petkim Petrokimya Holding A/S (b)	532,531	312,788
Sok Marketler Ticaret AS	45,420	43,471
TAV Havalimanlari Holding A/S (b)	12,185	30,004
Tekfen Holding A/S	45,605	69,508
Tofas Turk Otomobil Fabrikasi A/S	9,962	56,787
Turk Hava Yollari AO (b)	91,754	138,325
Turkcell Iletisim Hizmetleri A/S	171,753	238,752
Turkiye Garanti Bankasi A/S	329,673	279,780
Turkiye Halk Bankasi A/S (b)	157,461	53,476
Turkiye Is Bankasi A/S Class C	411,468	222,779
Turkiye Petrol Rafinerileri AS (b)	12,883	149,787
Turkiye Sise ve Cam Fabrikalari A/S	165,228	166,475
Turkiye Vakiflar Bankasi TAO Class D (b)	317,534	87,993
Ulker Biskuvi Sanayi A/S	46,847	61,488
Security Description	Shares	Value
Yapi ve Kredi Bankasi A/S	426,675	$ 108,599
		4,301,546
UKRAINE — 0.0% (a)
Ferrexpo PLC	48,387	196,220
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	401,546	932,519
Abu Dhabi Islamic Bank PJSC	209,621	392,071
Abu Dhabi National Oil Co. for Distribution PJSC	336,788	391,523
Agthia Group PJSC	98,700	138,388
Air Arabia PJSC (b)	303,107	119,657
Al Waha Capital PJSC	312,940	145,690
AL Yah Satellite Communications Co-Pjsc-Yah Sat (b)	244,632	182,489
Aldar Properties PJSC	599,952	651,722
Amanat Holdings PJSC (b)	296,164	92,726
Aramex PJSC	90,000	100,462
Dana Gas PJSC	494,580	142,730
Dubai Financial Market PJSC (b)	215,000	166,238
Dubai Investments PJSC	239,259	125,719
Dubai Islamic Bank PJSC	417,901	612,109
Emaar Development PJSC (b)	134,037	159,470
Emaar Properties PJSC	578,316	769,923
Emirates NBD Bank PJSC	364,564	1,344,888
Emirates Telecommunications Group Co. PJSC	405,690	3,501,279
First Abu Dhabi Bank PJSC	630,250	3,232,711
National Central Cooling Co. PJSC	150,191	103,452
Network International Holdings PLC (b)(d)	89,178	352,940
Ras Al Khaimah Ceramics	70,256	54,513
		13,713,219
UNITED KINGDOM — 8.0%
3i Group PLC	139,103	2,730,033
888 Holdings PLC	47,272	192,723
A.G. Barr PLC	16,160	113,379
AB Dynamics PLC (c)	2,636	63,195
Abcam PLC (b)	29,122	683,570
Abrdn PLC	310,791	1,014,071
Aclara Resources, Inc. (b)	4,298	4,896
Admiral Group PLC	29,311	1,253,338
Advanced Medical Solutions Group PLC	26,844	122,893
AJ Bell PLC	51,401	264,139
Alliance Pharma PLC	64,517	95,075
Alpha FX Group PLC	2,831	83,783
Alphawave IP Group PLC (b)(c)	35,904	97,163
AO World PLC (b)(c)	62,970	94,245

See accompanying notes to financial statements.
155

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Argo Blockchain PLC (b)	44,352	$ 58,751
Ascential PLC (b)	64,330	350,618
Ashmore Group PLC	56,656	223,307
Ashtead Group PLC	64,727	5,209,321
ASOS PLC (b)(c)	9,035	292,598
Associated British Foods PLC	53,431	1,453,182
Assura PLC REIT	359,027	339,426
Aston Martin Lagonda Global Holdings PLC (b)(d)	7,558	138,506
AstraZeneca PLC	224,092	26,339,590
Auction Technology Group PLC (b)	10,755	220,837
Auto Trader Group PLC (d)	137,224	1,375,387
Avacta Group PLC (b)(c)	27,428	46,957
AVEVA Group PLC	16,636	767,011
Aviva PLC	557,902	3,101,189
Avon Protection PLC	3,300	50,105
B&M European Value Retail SA	130,302	1,118,931
Babcock International Group PLC (b)	45,637	196,936
BAE Systems PLC	465,228	3,464,444
Balfour Beatty PLC	104,474	370,743
Barclays PLC	2,448,656	6,202,009
Barratt Developments PLC	145,548	1,474,589
Beazley PLC (b)	93,520	590,654
Bellway PLC	16,893	763,301
Berkeley Group Holdings PLC (b)	16,258	1,051,486
Biffa PLC (d)	34,869	169,314
Big Yellow Group PLC REIT	23,907	552,741
Blue Prism Group PLC (b)	11,360	194,332
Bodycote PLC	30,467	357,157
boohoo Group PLC (b)	126,459	211,020
BP PLC	2,910,642	13,029,366
Breedon Group PLC	243,700	313,576
Brewin Dolphin Holdings PLC	34,485	172,820
Bridgepoint Group PLC (b)(d)	27,782	185,513
British American Tobacco PLC	315,341	11,675,152
British Land Co. PLC REIT	128,181	921,894
Britvic PLC	42,169	525,465
BT Group PLC (c)	1,274,278	2,926,341
Bunzl PLC	49,791	1,945,627
Burberry Group PLC	60,738	1,495,195
Bytes Technology Group PLC	26,358	202,601
Capita PLC (b)	230,579	113,992
Capital & Counties Properties PLC REIT	83,250	189,884
Capricorn Energy PLC	68,350	174,322
Central Asia Metals PLC	16,997	59,626
Centrica PLC (b)	845,805	819,104
Ceres Power Holdings PLC (b)(c)	20,060	270,752
Chemring Group PLC	34,596	138,701
Security Description	Shares	Value
Civitas Social Housing PLC REIT	94,438	$ 123,946
CK Hutchison Holdings, Ltd.	389,024	2,509,897
Clarkson PLC	3,903	205,113
Clinigen Healthcare, Ltd.	15,294	189,645
Clipper Logistics PLC	7,177	70,574
Close Brothers Group PLC	20,645	392,595
CLS Holdings PLC	22,420	66,351
CMC Markets PLC (d)	21,347	76,187
CNH Industrial NV	147,650	2,866,182
Coats Group PLC	249,140	233,514
Coca-Cola Europacific Partners PLC	11,838	660,723
Coca-Cola European Partners PLC	18,400	1,029,112
Compass Group PLC (b)	258,075	5,771,066
Computacenter PLC	11,525	454,252
ConvaTec Group PLC (d)	224,527	587,390
Countryside Properties PLC (b)(d)	72,392	441,231
Craneware PLC	6,020	197,729
Cranswick PLC	9,187	460,652
Crest Nicholson Holdings PLC	28,002	141,090
Croda International PLC	19,934	2,732,360
Currys PLC	135,517	209,982
Custodian REIT PLC	48,411	69,504
CVS Group PLC	8,348	253,276
DCC PLC	14,982	1,227,688
Dechra Pharmaceuticals PLC	15,581	1,123,771
Deliveroo PLC (b)(d)	90,000	255,625
Derwent London PLC REIT	13,821	639,283
Diageo PLC	337,626	18,456,530
Diploma PLC	17,596	804,122
Direct Line Insurance Group PLC	208,520	787,980
Domino's Pizza Group PLC	66,407	412,668
dotdigital group PLC	32,796	87,864
Dr. Martens PLC (b)	79,874	463,033
Drax Group PLC	63,387	519,420
DS Smith PLC	198,575	1,032,268
Dunelm Group PLC	17,593	329,076
easyJet PLC (b)	38,545	290,272
Electrocomponents PLC	68,054	1,111,640
Elementis PLC (b)	57,380	102,277
EMIS Group PLC	9,755	179,692
Empiric Student Property PLC REIT	78,997	92,018
Entain PLC (b)	86,449	1,970,639
Ergomed PLC (b)	3,965	80,556
Essentra PLC	43,641	203,928
Eurasia Mining PLC (b)(c)	194,764	64,631
Euromoney Institutional Investor PLC	22,562	282,672
Experian PLC	133,368	6,560,856
FD Technologies PLC (b)	2,570	69,967
Fevertree Drinks PLC	15,380	563,491

See accompanying notes to financial statements.
156

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Firstgroup PLC (b)	134,723	$ 186,490
Forterra PLC (d)	29,434	110,033
Frasers Group PLC (b)	35,574	371,493
Frontier Developments PLC (b)(c)	5,571	134,312
Funding Circle Holdings PLC (b)(d)	129,936	197,111
Future PLC	15,688	813,822
Games Workshop Group PLC	4,487	605,919
Gamma Communications PLC	9,918	221,652
GB Group PLC	30,978	309,861
Genuit Group PLC	40,497	321,428
Genus PLC	9,334	624,284
GlaxoSmithKline PLC	727,879	15,839,080
Go-Ahead Group PLC (b)	4,113	37,158
Grafton Group PLC	32,158	537,050
Grainger PLC	92,246	393,569
Great Portland Estates PLC REIT	31,129	306,944
Greatland Gold PLC (b)	394,830	85,564
Greggs PLC	13,700	619,213
Gym Group PLC (b)(d)	21,918	75,553
Halfords Group PLC	44,124	206,424
Halma PLC	54,919	2,380,321
Hammerson PLC REIT (c)	467,765	207,809
Harbour Energy PLC (b)	56,219	269,556
Hargreaves Lansdown PLC	51,461	944,453
Hays PLC	246,248	487,622
Helical PLC	16,644	102,347
Hill & Smith Holdings PLC	10,999	267,561
Hiscox, Ltd.	50,337	586,884
Home Reit PLC (c)	75,000	132,059
HomeServe PLC	41,445	490,902
Hotel Chocolat Group PLC (b)	15,284	104,542
Howden Joinery Group PLC	83,256	1,016,248
HSBC Holdings PLC (b)	2,954,817	17,955,656
Hunting PLC	13,720	31,443
Ibstock PLC (d)	43,773	120,830
Ideagen PLC	48,596	181,007
IG Design Group PLC	11,749	40,738
IG Group Holdings PLC	53,243	586,295
IMI PLC	36,542	859,221
Impax Asset Management Group PLC	11,634	231,953
Imperial Brands PLC	135,065	2,957,206
Inchcape PLC	56,716	698,669
Indivior PLC (b)	116,804	406,587
Informa PLC (b)	217,438	1,521,433
IntegraFin Holdings PLC	44,354	336,722
InterContinental Hotels Group PLC (b)	26,504	1,716,300
Intermediate Capital Group PLC	42,031	1,249,020
Intertek Group PLC	23,347	1,780,338
Security Description	Shares	Value
Investec PLC	104,608	$ 570,287
IP Group PLC	167,453	280,787
IQE PLC (b)(c)	95,123	44,514
ITM Power PLC (b)(c)	61,025	325,662
ITV PLC (b)	534,601	800,482
J D Wetherspoon PLC (b)	16,884	219,767
J Sainsbury PLC	270,417	1,010,163
JD Sports Fashion PLC (b)	373,084	1,100,595
JET2 PLC (b)	20,582	310,832
John Wood Group PLC (b)	116,196	300,756
Johnson Matthey PLC	27,996	775,827
Johnson Service Group PLC (b)	54,408	108,771
Judges Scientific PLC	534	60,755
Jupiter Fund Management PLC	87,814	304,961
Just Eat Takeaway (b)(d)	5,995	330,968
Just Eat Takeaway.com NV (b)(d)	20,087	1,107,197
Just Eat Takeaway.com NV ADR (b)(c)	26,840	288,798
Just Group PLC (b)	106,609	120,716
Kainos Group PLC	12,651	328,481
Kape Technologies PLC (b)	29,246	180,236
Keller Group PLC	10,427	139,110
Kier Group PLC (b)(c)	60,227	89,732
Kingfisher PLC	305,447	1,399,590
Lancashire Holdings, Ltd.	47,161	338,549
Land Securities Group PLC REIT	101,898	1,071,554
Learning Technologies Group PLC	80,767	194,504
Legal & General Group PLC	863,598	3,479,859
Liontrust Asset Management PLC	8,429	251,167
Lloyds Banking Group PLC	10,267,634	6,647,545
London Stock Exchange Group PLC	47,586	4,466,583
LondonMetric Property PLC REIT	115,980	445,191
Luceco PLC (d)	24,414	115,240
LXI REIT PLC	81,938	160,922
M&G PLC	372,170	1,005,651
Man Group PLC	219,807	677,010
Marks & Spencer Group PLC (b)	283,256	887,780
Marshalls PLC	27,624	259,101
Marston's PLC (b)	55,445	57,825
Meggitt PLC (b)	108,961	1,089,157
Melrose Industries PLC	632,508	1,369,864
Micro Focus International PLC ADR (c)	15,603	86,909
Micro Focus International PLC	27,764	157,151
Mitchells & Butlers PLC (b)	30,869	107,035
Mitie Group PLC	176,377	154,087

See accompanying notes to financial statements.
157

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Moneysupermarket.com Group PLC	105,401	$ 308,362
Moonpig Group PLC (b)(c)	18,827	95,626
Morgan Advanced Materials PLC	31,654	153,702
Morgan Sindall Group PLC	4,942	168,681
Naked Wines PLC (b)(c)	7,158	63,115
National Express Group PLC (b)	80,953	282,012
National Grid PLC	514,814	7,389,878
Natwest Group PLC	840,760	2,570,198
NCC Group PLC	31,770	100,477
Next PLC	19,562	2,159,404
Ninety One PLC	40,079	150,478
Numis Corp. PLC	1,570	7,273
Ocado Group PLC (b)	69,521	1,580,051
On the Beach Group PLC (b)(d)	15,830	61,107
OSB Group PLC	61,391	461,073
Oxford Biomedica PLC (b)	16,489	274,702
Pagegroup PLC	44,988	386,017
Pantheon Resources PLC (b)	70,381	73,688
Paragon Banking Group PLC	36,461	279,764
Pearson PLC	109,447	909,011
Pennon Group PLC	38,188	603,616
Persimmon PLC	46,160	1,785,612
Petrofac, Ltd. (b)(c)	91,326	142,622
Pets at Home Group PLC	78,789	496,228
Phoenix Group Holdings PLC	89,950	795,812
Picton Property Income, Ltd. REIT	95,313	131,679
Playtech PLC (b)	51,033	506,316
Polar Capital Holdings PLC	9,057	97,279
Premier Foods PLC	54,995	83,278
Primary Health Properties PLC REIT	207,287	425,070
Provident Financial PLC (b)	54,404	264,686
Prudential PLC	378,370	6,531,600
PZ Cussons PLC	23,269	64,767
QinetiQ Group PLC	81,230	292,658
Quilter PLC (d)	258,921	520,783
Rank Group PLC (b)	31,507	66,572
Rathbones Group PLC	10,212	274,420
Reach PLC	36,256	138,727
Reckitt Benckiser Group PLC	103,317	8,874,850
Redde Northgate PLC	40,263	238,042
Redrow PLC	42,322	401,720
Regional REIT, Ltd. (d)	91,945	116,938
RELX PLC (e)	262,817	8,550,460
RELX PLC (e)	16,922	548,830
Renewi PLC (b)	10,000	102,532
Renishaw PLC	5,025	325,332
Rentokil Initial PLC	273,498	2,163,366
Restaurant Group PLC (b)	136,741	174,652
Restore PLC	14,057	93,294
Rightmove PLC	129,178	1,390,973
Security Description	Shares	Value
Rolls-Royce Holdings PLC (b)	1,234,465	$ 2,054,580
Rotork PLC	126,313	611,114
Royal Mail PLC	117,414	804,699
RWS Holdings PLC	39,979	351,972
S4 Capital PLC (b)	43,001	369,259
Sabre Insurance Group PLC (d)	28,770	71,622
Safestore Holdings PLC REIT	33,283	635,179
Saga PLC (b)	12,850	49,603
Sage Group PLC	152,427	1,760,233
Savills PLC	22,943	437,538
Schroders PLC	17,616	849,416
Secure Income REIT PLC	33,683	193,893
Segro PLC REIT	171,029	3,327,656
Senior PLC (b)	88,720	176,645
Serco Group PLC	166,747	303,995
Serica Energy PLC	48,012	156,722
Severn Trent PLC	35,175	1,404,033
Shaftesbury PLC REIT	38,149	317,776
SIG PLC (b)	86,698	55,849
Smart Metering Systems PLC	13,920	158,562
Smith & Nephew PLC	126,249	2,211,859
Smiths Group PLC	60,051	1,284,703
Softcat PLC	18,219	445,168
Spectris PLC	16,781	831,428
Spirax-Sarco Engineering PLC	10,812	2,350,412
Spire Healthcare Group PLC (b)(d)	49,079	166,188
Spirent Communications PLC	99,712	373,022
SSE PLC	150,915	3,370,669
SSP Group PLC (b)	114,261	371,581
St James's Place PLC	80,048	1,825,268
Stagecoach Group PLC (b)	45,711	55,567
Standard Chartered PLC	380,738	2,312,357
SThree PLC	15,499	97,406
Strix Group PLC (c)	18,454	75,860
Subsea 7 SA	31,878	228,395
Sumo Group PLC (b)	13,613	94,588
Synthomer PLC	64,629	349,797
Target Healthcare REIT PLC	83,000	132,655
Tate & Lyle PLC	64,137	574,561
Taylor Wimpey PLC	551,548	1,311,063
Team17 Group PLC (b)	10,609	112,081
Telecom Plus PLC	13,020	279,690
Tesco PLC	1,118,456	4,391,674
TORM PLC Class A (b)(c)	8,442	66,733
TP ICAP Group PLC	110,676	228,905
Trainline PLC (b)(d)	60,301	227,872
Travis Perkins PLC	31,072	654,219
Tritax Big Box REIT PLC	244,813	825,652
Trustpilot Group PLC (b)(c)(d)	20,000	88,689
Tyman PLC	26,489	143,333

See accompanying notes to financial statements.
158

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
UK Commercial Property REIT, Ltd.	128,022	$ 129,529
Ultra Electronics Holdings PLC	11,441	492,781
Unilever PLC	375,407	20,061,686
UNITE Group PLC REIT	46,429	698,346
United Utilities Group PLC	98,785	1,457,075
Urban Logistics REIT PLC	64,877	164,322
Vesuvius PLC	33,163	202,219
Victoria PLC (b)	10,073	163,721
Victrex PLC	15,021	497,237
Virgin Money UK PLC (b)	176,467	424,970
Vistry Group PLC	30,432	488,029
Vodafone Group PLC	4,000,525	6,082,821
Volex PLC	14,405	67,215
Volution Group PLC	26,717	200,113
Warehouse Reit PLC	89,420	214,131
Watkin Jones PLC	28,675	101,564
Weir Group PLC	37,914	878,900
WH Smith PLC (b)	17,922	359,262
Whitbread PLC (b)	29,219	1,185,292
Wickes Group PLC	31,885	102,352
Workspace Group PLC REIT	15,631	171,171
WPP PLC	170,594	2,586,729
Yellow Cake PLC (b)(d)	19,706	90,749
YouGov PLC	14,274	309,335
Young & Co's Brewery PLC Class A	2,735	57,789
		379,429,979
UNITED STATES — 1.0%
Argonaut Gold, Inc. (b)	70,000	133,001
Avast PLC (d)	92,960	764,524
Bausch Health Cos., Inc. (b)	44,100	1,219,850
Beyondspring, Inc. (b)(c)	7,600	34,428
Brookfield Renewable Corp. Class A	17,400	641,230
BRP, Inc.	5,367	470,778
Burford Capital, Ltd.	22,687	236,916
Caesarstone, Ltd.	2,900	32,886
Carnival PLC (b)	23,276	436,196
Cineworld Group PLC (b)(c)	111,775	48,431
CyberArk Software, Ltd. (b)	5,883	1,019,406
Diversified Energy Co. PLC	100,217	141,711
Eagle Hospitality Trust Unit (b)(f)	112,600	—
Energy Fuels, Inc. (b)(c)	19,400	148,362
Ferguson PLC	32,159	5,708,245
Fiverr International, Ltd. (b)	4,000	454,800
Inmode, Ltd. (b)	8,000	564,640
James Hardie Industries PLC CDI	63,622	2,557,978
JBS SA	135,800	925,244
Legend Biotech Corp. ADR (b)	6,500	302,965
Maxeon Solar Technologies, Ltd. (b)	1,700	23,630
Security Description	Shares	Value
MDA, Ltd. (b)	7,400	$ 55,655
Mind Medicine MindMed, Inc. (b)	39,800	54,510
Parade Technologies, Ltd.	11,000	840,893
PolyPeptide Group AG (b)(d)	1,589	238,921
Primo Water Corp.	23,700	418,782
QIAGEN NV (b)	33,759	1,880,762
Razer, Inc. (b)(d)	268,000	83,188
REC Silicon ASA (b)	36,713	74,648
Reliance Worldwide Corp., Ltd.	114,294	521,021
Renalytix PLC (b)	5,727	48,093
Rhi Magnesita NV	3,069	137,424
Riskified, Ltd. Class A (b)	8,400	66,024
Schneider Electric SE	78,200	15,336,699
Sims, Ltd.	21,617	252,409
Stellantis NV (e)	119,689	2,270,048
Stellantis NV (e)	174,012	3,301,932
Swiss Re AG	43,520	4,311,162
Taro Pharmaceutical Industries, Ltd. (b)	2,400	120,264
Tenaris SA	68,135	713,619
Titan Cement International SA (b)	4,292	65,306
UroGen Pharma, Ltd. (b)(c)	2,000	19,020
Vobile Group, Ltd. (b)(c)	172,000	136,342
		46,811,943
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	85,000	2,036,931
TOTAL COMMON STOCKS (Cost $3,717,201,694)		4,585,953,842

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Johns Lyng Group, Ltd. (expiring 12/30/21) (b)	464	786
CHINA — 0.0% (a)
Seazen Group, Ltd. (expiring 01/19/22) (b) (f)	11,333	—
HONG KONG — 0.0% (a)
Yuexiu Real Estate Investment Trust (expiring 01/05/22) (b)	45,510	58
INDONESIA — 0.0% (a)
Bank Aladin Syariah Tbk PT (expiring 07/21/22) (f)	1,000,000	—
SOUTH KOREA — 0.0% (a)
Doosan Heavy Industries & Construction Co., Ltd. (expiring 02/11/22) (b)	5,288	19,573
Enzychem Lifesciences Corp. (expiring 12/17/21) (b) (f)	710	—

See accompanying notes to financial statements.
159

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Eoflow Co., Ltd. (expiring 01/07/22) (b)	233	$ 2,195
		21,768
SPAIN — 0.0% (a)
Faes Farma SA (expiring 01/04/22) (b)	35,119	7,269
THAILAND — 0.0% (a)
Asia Aviation PCL (expiring 01/12/22) (b)	122,446	2,896
TOTAL RIGHTS (Cost $6,757)		32,777
WARRANTS — 0.0% (a)
CANADA — 0.0% (a)
Cenovus Energy, Inc. (expiring 01/01/26) (b)	2,437	18,348
ITALY — 0.0% (a)
Webuild SpA (expiring 08/02/30) (c) (f)	2,371	—
MALAYSIA — 0.0% (a)
Frontken Corp. Bhd (expiring 05/03/26) (b)	30,950	4,309
Scientex Bhd (expiring 01/14/26) (b)	4,960	1,572
SKP Resources Bhd (expiring 04/25/26) (b)	54,260	2,279
VS Industry Bhd (expiring 06/14/24) (b)	88,800	9,485
		17,645
THAILAND — 0.0% (a)
Banpu PCL (expiring 10/01/22) (b)	250,466	33,890
Banpu PCL (expiring 10/01/23) (b)	250,466	22,944
BTS Group Holdings PCL (expiring 07/21/22) (b)	90,940	1,742
BTS Group Holdings PCL (expiring 07/22/22) (b)	181,880	2,723
BTS Group Holdings PCL (expiring 09/05/22) (b)	45,470	980
Jay Mart PCL (expiring 07/26/25) (b)	2,435	1,341
MBK PCL (expiring 05/15/24) (b)	4,746	1,506
MBK PCL (expiring 11/15/24) (b)	4,746	1,449
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,396	1,017
		67,592
TOTAL WARRANTS (Cost $9,081)		103,585
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	171,512,422	$ 171,512,422
State Street Navigator Securities Lending Portfolio II (i) (j)	69,958,002	69,958,002
TOTAL SHORT-TERM INVESTMENTS (Cost $241,470,424)		241,470,424
TOTAL INVESTMENTS — 101.1% (Cost $3,958,687,956)		4,827,560,628
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(54,862,116)
NET ASSETS — 100.0%		$ 4,772,698,512
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
160

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

At December 31, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	887	03/18/2022	$101,479,790	$102,971,830	$1,492,040
Mini MSCI Emerging Markets (long)	1,100	03/18/2022	67,818,409	67,446,500	(371,909)
S&P Toronto Stock Exchange 60 Index (Long)	40	03/17/2022	10,165,544	10,247,200	81,656
Total unrealized appreciation/depreciation on open futures contracts.					$1,201,787

During the period ended December 31, 2021, average notional value related to futures contracts was $173,517,015.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,562,017,948	$23,804,713	$131,181	$4,585,953,842
Rights	7,327	25,450	—	32,777
Warrants	103,585	—	—	103,585
Short-Term Investments	241,470,424	—	—	241,470,424
TOTAL INVESTMENTS	$4,803,599,284	$23,830,163	$131,181	$4,827,560,628
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,573,696	—	—	1,573,696
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,573,696	$ —	$ —	$ 1,573,696
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,805,172,980	$23,830,163	$131,181	$4,829,134,324
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(371,909)	—	—	(371,909)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (371,909)	$ —	$ —	$ (371,909)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of December 31, 2021

Description	% of Net Assets
Banks	9.8%
Semiconductors	5.8
Pharmaceuticals	5.3
Internet	4.2
Insurance	3.7
TOTAL	28.8%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
161

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,930,230	$142,930,230	$1,219,159,633	$1,190,577,441	$—	$—	171,512,422	$171,512,422	$ 44,172
State Street Navigator Securities Lending Portfolio II	42,151,995	42,151,995	384,393,968	356,587,961	—	—	69,958,002	69,958,002	597,544
Total		$185,082,225	$1,603,553,601	$1,547,165,402	$—	$—		$241,470,424	$641,716
See accompanying notes to financial statements.
162

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 0.9%
AAR Corp. (a)	6,741	$ 263,101
Aerojet Rocketdyne Holdings, Inc.	15,112	706,637
AeroVironment, Inc. (a)	4,445	275,723
AerSale Corp. (a)	1,700	30,158
Astronics Corp. (a)	5,068	60,816
Axon Enterprise, Inc. (a)	13,165	2,066,905
BWX Technologies, Inc.	18,926	906,177
Byrna Technologies, Inc. (a)	3,500	46,725
Cadre Holdings, Inc. (a)	1,200	30,504
Curtiss-Wright Corp.	7,715	1,069,839
Ducommun, Inc. (a)	3,000	140,310
HEICO Corp.	9,546	1,376,724
HEICO Corp. Class A	15,664	2,013,137
Hexcel Corp. (a)	17,417	902,201
Kaman Corp.	5,999	258,857
Kratos Defense & Security Solutions, Inc. (a)	25,000	485,000
Maxar Technologies, Inc.	14,776	436,335
Mercury Systems, Inc. (a)	11,300	622,178
Moog, Inc. Class A	6,021	487,521
National Presto Industries, Inc.	990	81,210
PAE, Inc. (a)	13,600	135,048
Park Aerospace Corp.	6,000	79,200
Parsons Corp. (a)	5,151	173,331
Spirit AeroSystems Holdings, Inc. Class A	21,642	932,554
Triumph Group, Inc. (a)	12,545	232,459
Vectrus, Inc. (a)	2,200	100,694
Virgin Galactic Holdings, Inc. (a)	37,300	499,074
		14,412,418
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	12,200	358,436
Atlas Air Worldwide Holdings, Inc. (a)	5,635	530,366
Forward Air Corp.	5,451	660,062
GXO Logistics, Inc. (a)	19,590	1,779,360
Hub Group, Inc. Class A (a)	6,517	548,992
Radiant Logistics, Inc. (a)	7,653	55,790
		3,933,006
AIRLINES — 0.2%
Allegiant Travel Co. (a)	3,150	589,176
Copa Holdings SA Class A (a) (b)	6,591	544,812
Frontier Group Holdings, Inc. (a)	6,800	92,276
Hawaiian Holdings, Inc. (a)	9,745	179,016
JetBlue Airways Corp. (a)	64,736	921,840
Mesa Air Group, Inc. (a)	6,900	38,640
SkyWest, Inc. (a)	9,803	385,258
Spirit Airlines, Inc. (a)	19,169	418,843
Security Description	Shares	Value
Sun Country Airlines Holdings, Inc. (a)	7,400	$ 201,650
		3,371,511
AUTO COMPONENTS — 0.8%
Adient PLC (a)	18,800	900,144
American Axle & Manufacturing Holdings, Inc. (a)	21,750	202,928
Cooper-Standard Holdings, Inc. (a)	3,290	73,729
Dana, Inc.	28,942	660,456
Dorman Products, Inc. (a)	5,327	602,004
Fox Factory Holding Corp. (a)	8,397	1,428,330
Gentex Corp.	48,023	1,673,602
Gentherm, Inc. (a)	6,885	598,307
Goodyear Tire & Rubber Co. (a)	54,016	1,151,621
LCI Industries	5,013	781,376
Lear Corp.	12,151	2,223,025
Modine Manufacturing Co. (a)	9,483	95,684
Motorcar Parts of America, Inc. (a)	3,600	61,452
Patrick Industries, Inc.	4,728	381,502
QuantumScape Corp. (a)	50,401	1,118,398
Standard Motor Products, Inc.	4,043	211,813
Stoneridge, Inc. (a)	4,982	98,345
Tenneco, Inc. Class A (a)	13,068	147,668
Visteon Corp. (a)	5,558	617,716
XL Fleet Corp. (a) (b)	6,700	22,177
XPEL, Inc. (a)	3,500	238,980
		13,289,257
AUTOMOBILES — 0.4%
Arcimoto, Inc. (a) (b)	5,300	41,234
Canoo, Inc. (a) (b)	21,000	162,120
Fisker, Inc. (a)	33,500	526,955
Harley-Davidson, Inc.	31,301	1,179,734
Lordstown Motors Corp. Class A (a) (b)	29,800	102,810
Rivian Automotive, Inc. Class A (a)	29,400	3,048,486
Thor Industries, Inc.	10,901	1,131,197
Winnebago Industries, Inc.	6,700	501,964
Workhorse Group, Inc. (a) (b)	23,175	101,043
		6,795,543
BANKS — 4.7%
1st Source Corp.	3,320	164,672
Allegiance Bancshares, Inc.	3,700	156,177
Amalgamated Financial Corp.	2,500	41,925
Amerant Bancorp, Inc.	5,300	183,115
American National Bankshares, Inc.	2,000	75,360
Ameris Bancorp	13,259	658,707
Arrow Financial Corp.	2,630	92,655
Associated Banc-Corp.	28,930	653,529
Atlantic Capital Bancshares, Inc. (a)	3,799	109,297

See accompanying notes to financial statements.
163

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Atlantic Union Bankshares Corp.	15,007	$ 559,611
Banc of California, Inc.	10,654	209,031
BancFirst Corp.	3,652	257,685
Bancorp, Inc. (a)	10,100	255,631
Bank First Corp.	1,300	93,912
Bank of Hawaii Corp.	8,226	689,010
Bank of Marin Bancorp	3,144	117,051
Bank of NT Butterfield & Son, Ltd.	10,396	396,192
Bank OZK	24,428	1,136,635
BankUnited, Inc.	18,727	792,339
Banner Corp.	6,900	418,623
Bar Harbor Bankshares	2,980	86,211
Berkshire Hills Bancorp, Inc.	9,616	273,383
Blue Ridge Bankshares, Inc.	3,200	57,280
BOK Financial Corp.	6,108	644,333
Brookline Bancorp, Inc.	14,751	238,819
Bryn Mawr Bank Corp.	4,705	211,772
Business First Bancshares, Inc.	3,700	104,747
Byline Bancorp, Inc.	4,800	131,280
Cadence Bank	37,345	1,112,508
Cambridge Bancorp	1,391	130,184
Camden National Corp.	2,902	139,760
Capital Bancorp, Inc.	1,500	39,300
Capital City Bank Group, Inc.	2,700	71,280
Capstar Financial Holdings, Inc.	3,900	82,017
Carter Bankshares, Inc. (a)	4,900	75,411
Cathay General Bancorp	14,609	628,041
CBTX, Inc.	3,590	104,110
Central Pacific Financial Corp.	5,254	148,005
CIT Group, Inc.	19,653	1,008,985
Citizens & Northern Corp.	3,100	80,972
City Holding Co.	2,984	244,061
Civista Bancshares, Inc.	3,000	73,200
CNB Financial Corp.	3,100	82,150
Coastal Financial Corp. (a)	1,813	91,774
Columbia Banking System, Inc.	15,559	509,090
Commerce Bancshares, Inc.	22,421	1,541,220
Community Bank System, Inc.	11,039	822,185
Community Trust Bancorp, Inc.	3,003	130,961
ConnectOne Bancorp, Inc.	7,134	233,353
CrossFirst Bankshares, Inc. (a)	9,223	143,971
Cullen/Frost Bankers, Inc.	11,572	1,458,882
Customers Bancorp, Inc. (a)	5,802	379,277
CVB Financial Corp.	26,200	560,942
Dime Community Bancshares, Inc.	6,740	236,978
Eagle Bancorp, Inc.	6,200	361,708
East West Bancorp, Inc.	28,333	2,229,240
Eastern Bankshares, Inc.	34,700	699,899
Enterprise Bancorp, Inc.	1,778	79,868
Enterprise Financial Services Corp.	6,914	325,580
Equity Bancshares, Inc. Class A	2,700	91,611
Farmers National Banc Corp.	6,066	112,524
Security Description	Shares	Value
FB Financial Corp.	6,483	$ 284,085
Fidelity D&D Bancorp, Inc. (b)	844	49,796
Financial Institutions, Inc.	2,980	94,764
First BanCorp	40,500	558,090
First BanCorp	6,714	306,964
First Bancorp, Inc.	2,100	65,940
First Bancshares, Inc.	4,000	154,480
First Bank	3,000	43,530
First Busey Corp.	9,888	268,163
First Citizens BancShares, Inc. Class A	1,211	1,004,936
First Commonwealth Financial Corp.	18,406	296,153
First Community Bankshares, Inc.	3,300	110,286
First Financial Bancorp	18,591	453,249
First Financial Bankshares, Inc.	25,802	1,311,774
First Financial Corp.	2,300	104,167
First Foundation, Inc.	7,850	195,151
First Hawaiian, Inc.	26,000	710,580
First Horizon Corp.	106,700	1,742,411
First Internet Bancorp	1,800	84,672
First Interstate BancSystem, Inc. Class A	8,482	344,963
First Merchants Corp.	11,220	470,006
First Mid-Illinois Bancshares, Inc.	3,200	136,928
First Midwest Bancorp, Inc.	22,207	454,799
First of Long Island Corp.	4,350	93,917
Five Star Bancorp	2,400	72,000
Flushing Financial Corp.	6,300	153,090
FNB Corp.	62,333	756,099
Fulton Financial Corp.	30,692	521,764
German American Bancorp, Inc.	4,825	188,078
Glacier Bancorp, Inc.	22,808	1,293,214
Great Southern Bancorp, Inc.	2,068	122,529
Great Western Bancorp, Inc.	10,811	367,142
Guaranty Bancshares, Inc.	1,665	62,571
Hancock Whitney Corp.	17,620	881,352
Hanmi Financial Corp.	5,800	137,344
HarborOne Bancorp, Inc.	9,663	143,399
HBT Financial, Inc.	1,900	35,587
Heartland Financial USA, Inc.	7,900	399,819
Heritage Commerce Corp.	11,366	135,710
Heritage Financial Corp.	6,900	168,636
Hilltop Holdings, Inc.	12,400	435,736
Home BancShares, Inc.	30,223	735,930
HomeStreet, Inc.	3,974	206,648
HomeTrust Bancshares, Inc.	2,909	90,121
Hope Bancorp, Inc.	25,421	373,943
Horizon Bancorp, Inc.	8,340	173,889
Howard Bancorp, Inc. (a)	2,481	54,061
Independent Bank Corp.	9,365	763,528
Independent Bank Corp.	4,218	100,684
Independent Bank Group, Inc.	7,372	531,890
International Bancshares Corp.	10,350	438,736

See accompanying notes to financial statements.
164

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Investors Bancorp, Inc.	44,614	$ 675,902
Lakeland Bancorp, Inc.	9,700	184,203
Lakeland Financial Corp.	5,128	410,958
Live Oak Bancshares, Inc.	6,490	566,512
Macatawa Bank Corp.	5,566	49,092
Mercantile Bank Corp.	3,000	105,090
Meta Financial Group, Inc.	6,143	366,491
Metrocity Bankshares, Inc. (b)	3,700	101,861
Metropolitan Bank Holding Corp. (a)	1,900	202,407
Mid Penn Bancorp, Inc.	2,800	88,872
Midland States Bancorp, Inc.	4,202	104,168
MidWestOne Financial Group, Inc.	2,951	95,524
MVB Financial Corp.	1,930	80,134
National Bank Holdings Corp. Class A	5,748	252,567
NBT Bancorp, Inc.	8,300	319,716
Nicolet Bankshares, Inc. (a)	2,616	224,322
Northrim BanCorp, Inc.	1,200	52,152
OceanFirst Financial Corp.	11,507	255,455
OFG Bancorp	10,900	289,504
Old National Bancorp	33,561	608,125
Old Second Bancorp, Inc.	5,335	67,168
Origin Bancorp, Inc.	4,300	184,556
Orrstown Financial Services, Inc.	2,100	52,920
Pacific Premier Bancorp, Inc.	18,901	756,607
PacWest Bancorp	22,889	1,033,896
Park National Corp.	3,017	414,264
Peapack-Gladstone Financial Corp.	3,500	123,900
Peoples Bancorp, Inc.	4,914	156,314
Peoples Financial Services Corp.	1,339	70,552
Pinnacle Financial Partners, Inc.	14,889	1,421,899
Popular, Inc.	16,010	1,313,460
Preferred Bank	2,677	192,182
Primis Financial Corp.	4,800	72,192
Prosperity Bancshares, Inc.	18,009	1,302,051
QCR Holdings, Inc.	3,020	169,120
RBB Bancorp	2,600	68,120
Red River Bancshares, Inc.	900	48,150
Reliant Bancorp, Inc.	2,900	102,950
Renasant Corp.	11,832	449,024
Republic Bancorp, Inc. Class A	1,839	93,495
Republic First Bancorp, Inc. (a) (b)	8,200	30,504
S&T Bancorp, Inc.	7,661	241,475
Sandy Spring Bancorp, Inc.	9,780	470,222
Seacoast Banking Corp. of Florida	11,784	417,036
ServisFirst Bancshares, Inc.	10,100	857,894
Sierra Bancorp	2,700	73,305
Silvergate Capital Corp. Class A (a)	5,593	828,883
Security Description	Shares	Value
Simmons First National Corp. Class A	22,586	$ 668,094
SmartFinancial, Inc.	2,702	73,927
South Plains Financial, Inc.	2,000	55,620
Southern First Bancshares, Inc. (a)	1,400	87,486
Southside Bancshares, Inc.	6,055	253,220
SouthState Corp.	13,975	1,119,537
Spirit of Texas Bancshares, Inc.	2,449	70,482
Sterling Bancorp	37,405	964,675
Stock Yards Bancorp, Inc.	5,100	325,788
Summit Financial Group, Inc.	2,200	60,390
Synovus Financial Corp.	29,048	1,390,528
Texas Capital Bancshares, Inc. (a)	10,072	606,838
Third Coast Bancshares, Inc. (a)	800	20,784
Tompkins Financial Corp.	2,781	232,436
Towne Bank	13,090	413,513
TriCo Bancshares	5,372	230,781
TriState Capital Holdings, Inc. (a)	5,600	169,456
Triumph Bancorp, Inc. (a)	4,821	574,085
Trustmark Corp.	13,796	447,818
UMB Financial Corp.	8,689	921,990
Umpqua Holdings Corp.	42,799	823,453
United Bankshares, Inc.	26,105	947,089
United Community Banks, Inc.	17,586	632,041
Univest Financial Corp.	5,640	168,749
Valley National Bancorp	79,268	1,089,935
Veritex Holdings, Inc.	9,250	367,965
Washington Trust Bancorp, Inc.	3,823	215,503
Webster Financial Corp.	18,564	1,036,614
WesBanco, Inc.	12,302	430,447
West Bancorporation, Inc.	3,200	99,424
Westamerica BanCorp	5,585	322,422
Western Alliance Bancorp	20,783	2,237,290
Wintrust Financial Corp.	11,531	1,047,245
		75,672,152
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	1,916	967,771
Celsius Holdings, Inc. (a) (b)	10,900	812,813
Coca-Cola Consolidated, Inc.	946	585,754
Duckhorn Portfolio Inc (a)	6,900	161,046
Keurig Dr. Pepper, Inc.	143,016	5,271,570
MGP Ingredients, Inc. (b)	2,800	237,972
National Beverage Corp.	4,694	212,779
NewAge, Inc. (a)	25,900	26,677
Primo Water Corp.	31,800	560,634
Zevia PBC Class A (a) (b)	1,900	13,395
		8,850,411
BIOTECHNOLOGY — 5.2%
2seventy bio, Inc. (a)	4,507	115,514

See accompanying notes to financial statements.
165

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
4D Molecular Therapeutics, Inc. (a) (b)	5,300	$ 116,282
89bio, Inc. (a) (b)	1,900	24,833
ACADIA Pharmaceuticals, Inc. (a)	24,489	571,573
Acumen Pharmaceuticals, Inc. (a)	1,800	12,168
Adagio Therapeutics, Inc. (a)	4,100	29,766
Adicet Bio, Inc. (a)	4,000	69,960
Adverum Biotechnologies, Inc. (a) (b)	17,000	29,920
Aeglea BioTherapeutics, Inc. (a)	10,100	47,975
Aerovate Therapeutics, Inc. (a)	1,900	22,401
Affimed NV (a)	23,000	126,960
Agenus, Inc. (a) (b)	46,700	150,374
Agios Pharmaceuticals, Inc. (a)	11,204	368,275
Akebia Therapeutics, Inc. (a) (b)	34,817	78,686
Akero Therapeutics, Inc. (a) (b)	6,500	137,475
Akouos, Inc. (a) (b)	4,600	39,100
Albireo Pharma, Inc. (a)	3,200	74,528
Aldeyra Therapeutics, Inc. (a)	9,300	37,200
Alector, Inc. (a) (b)	11,335	234,068
Aligos Therapeutics, Inc. (a)	4,100	48,667
Alkermes PLC (a)	32,662	759,718
Allakos, Inc. (a)	6,895	67,502
Allogene Therapeutics, Inc. (a)	13,331	198,899
Allovir, Inc. (a) (b)	5,700	73,758
Alnylam Pharmaceuticals, Inc. (a)	24,466	4,148,944
Alpine Immune Sciences, Inc. (a) (b)	2,200	30,470
Altimmune, Inc. (a)	7,800	71,448
ALX Oncology Holdings, Inc. (a)	3,400	73,066
Amicus Therapeutics, Inc. (a)	53,841	621,864
AnaptysBio, Inc. (a)	3,814	132,537
Anavex Life Sciences Corp. (a)	13,700	237,558
Anika Therapeutics, Inc. (a)	2,847	102,008
Annexon, Inc. (a)	6,000	68,940
Apellis Pharmaceuticals, Inc. (a)	14,500	685,560
Applied Molecular Transport, Inc. (a)	4,800	67,104
Applied Therapeutics, Inc. (a)	3,441	30,797
AquaBounty Technologies, Inc. (a)	11,100	23,310
Arbutus Biopharma Corp. (a) (b)	15,600	60,684
Arcturus Therapeutics Holdings, Inc. (a)	4,135	153,036
Arcus Biosciences, Inc. (a) (b)	8,895	359,981
Arcutis Biotherapeutics, Inc. (a) (b)	5,300	109,922
Ardelyx, Inc. (a)	19,100	21,010
Arena Pharmaceuticals, Inc. (a)	12,630	1,173,832
Arrowhead Pharmaceuticals, Inc. (a)	20,061	1,330,044
Atara Biotherapeutics, Inc. (a)	18,300	288,408
Athenex, Inc. (a)	16,498	22,437
Athersys, Inc. (a) (b)	41,381	37,350
Security Description	Shares	Value
Atossa Therapeutics, Inc. (a)	22,500	$ 36,000
Atreca, Inc. Class A (a) (b)	5,500	16,665
Aura Biosciences, Inc. (a)	1,100	18,678
Avalo Therapeutics, Inc. (a)	9,900	16,830
Avid Bioservices, Inc. (a)	11,868	346,308
Avidity Biosciences, Inc. (a) (b)	7,300	173,521
Avita Medical, Inc. (a) (b)	4,600	55,108
Avrobio, Inc. (a) (b)	7,398	28,482
Beam Therapeutics, Inc. (a) (b)	10,400	828,776
Beyondspring, Inc. (a) (b)	4,400	19,932
BioAtla, Inc. (a)	3,000	58,890
BioCryst Pharmaceuticals, Inc. (a) (b)	36,630	507,325
Biohaven Pharmaceutical Holding Co., Ltd. (a)	11,200	1,543,472
BioMarin Pharmaceutical, Inc. (a)	37,627	3,324,345
Biomea Fusion, Inc. (a) (b)	4,200	31,290
Bioxcel Therapeutics, Inc. (a) (b)	3,312	67,333
Black Diamond Therapeutics, Inc. (a) (b)	8,800	46,904
Bluebird Bio, Inc. (a) (b)	13,421	134,076
Blueprint Medicines Corp. (a)	11,842	1,268,397
Bolt Biotherapeutics, Inc. (a) (b)	4,400	21,560
Bridgebio Pharma, Inc. (a) (b)	21,694	361,856
Brooklyn ImmunoTherapeutics, Inc. (a) (b)	5,600	23,352
C4 Therapeutics, Inc. (a)	7,500	241,500
Cardiff Oncology, Inc. (a) (b)	7,500	45,075
CareDx, Inc. (a)	10,348	470,627
Caribou Biosciences, Inc. (a)	3,700	55,833
Catalyst Pharmaceuticals, Inc. (a)	19,147	129,625
Celcuity, Inc. (a)	1,800	23,742
Celldex Therapeutics, Inc. (a)	9,000	347,760
CEL-SCI Corp. (a) (b)	6,895	48,955
Century Therapeutics, Inc. (a)	2,300	36,478
Cerevel Therapeutics Holdings, Inc. (a)	8,400	272,328
ChemoCentryx, Inc. (a) (b)	11,200	407,792
Chimerix, Inc. (a)	14,197	91,287
Chinook Therapeutics, Inc. (a)	7,890	128,686
Clene, Inc. (a) (b)	4,000	16,400
Clovis Oncology, Inc. (a)	21,880	59,295
Codiak Biosciences, Inc. (a) (b)	3,200	35,648
Cogent Biosciences, Inc. (a)	7,000	60,060
Coherus Biosciences, Inc. (a) (b)	13,817	220,519
Contra Aduro Biotech	2,090	272
Cortexyme, Inc. (a) (b)	3,849	48,574
Crinetics Pharmaceuticals, Inc. (a)	9,500	269,895
Cue Biopharma, Inc. (a)	5,885	66,559
Cullinan Oncology, Inc. (a) (b)	5,000	77,150
CureVac NV (a) (b)	11,200	384,272
Curis, Inc. (a)	16,500	78,540

See accompanying notes to financial statements.
166

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Cyteir Therapeutics, Inc. (a)	1,600	$ 18,192
Cytokinetics, Inc. (a)	16,096	733,656
CytomX Therapeutics, Inc. (a)	12,275	53,151
Day One Biopharmaceuticals, Inc. (a) (b)	2,100	35,385
Deciphera Pharmaceuticals, Inc. (a)	7,400	72,298
Denali Therapeutics, Inc. (a)	18,532	826,527
Dermtech, Inc. (a) (b)	4,700	74,260
Design Therapeutics, Inc. (a) (b)	5,000	107,050
Dynavax Technologies Corp. (a)	21,138	297,412
Dyne Therapeutics, Inc. (a) (b)	5,800	68,962
Eagle Pharmaceuticals, Inc. (a)	2,246	114,366
Editas Medicine, Inc. (a) (b)	14,139	375,390
Eiger BioPharmaceuticals, Inc. (a)	11,975	62,150
Eliem Therapeutics, Inc. (a)	1,300	13,598
Emergent BioSolutions, Inc. (a)	10,000	434,700
Enanta Pharmaceuticals, Inc. (a)	3,800	284,164
Entrada Therapeutics, Inc. (a)	1,800	30,816
Epizyme, Inc. (a)	17,938	44,845
Erasca, Inc. (a)	3,900	60,762
Evelo Biosciences, Inc. (a) (b)	5,935	36,025
Exact Sciences Corp. (a)	35,229	2,741,873
Exagen, Inc. (a)	1,900	22,097
Exelixis, Inc. (a)	63,008	1,151,786
Fate Therapeutics, Inc. (a) (b)	16,489	964,771
FibroGen, Inc. (a) (b)	17,008	239,813
Finch Therapeutics Group, Inc. (a)	1,700	16,949
Foghorn Therapeutics, Inc. (a) (b)	3,900	89,193
Forma Therapeutics Holdings, Inc. (a)	6,500	92,430
Forte Biosciences, Inc. (a) (b)	12,700	27,178
Fortress Biotech, Inc. (a) (b)	14,000	35,000
Frequency Therapeutics, Inc. (a)	6,100	31,293
G1 Therapeutics, Inc. (a) (b)	7,561	77,198
Gemini Therapeutics, Inc. (a) (b)	4,200	12,222
Generation Bio Co. (a)	8,500	60,180
Geron Corp. (a) (b)	87,383	106,607
Global Blood Therapeutics, Inc. (a)	13,181	385,808
Gossamer Bio, Inc. (a) (b)	12,300	139,113
Graphite Bio, Inc. (a)	3,100	38,533
Greenwich Lifesciences, Inc. (a)	800	19,464
Gritstone bio, Inc. (a)	9,300	119,598
GT Biopharma, Inc. (a)	4,200	12,810
Halozyme Therapeutics, Inc. (a)	27,558	1,108,107
Harpoon Therapeutics, Inc. (a)	3,490	26,350
Heron Therapeutics, Inc. (a) (b)	18,217	166,321
Homology Medicines, Inc. (a) (b)	8,200	29,848
Hookipa Pharma, Inc. (a)	3,300	7,689
Security Description	Shares	Value
Horizon Therapeutics Plc (a)	44,964	$ 4,845,321
Humanigen, Inc. (a)	8,900	33,108
iBio, Inc. (a) (b)	46,200	25,364
Icosavax, Inc. (a)	2,600	59,488
Ideaya Biosciences, Inc. (a)	6,400	151,296
IGM Biosciences, Inc. (a)	1,600	46,928
Imago Biosciences, Inc. (a)	1,900	45,049
Immuneering Corp. Class A (a)	1,600	25,872
Immunic, Inc. (a)	3,700	35,409
ImmunityBio, Inc. (a)	13,200	80,256
ImmunoGen, Inc. (a)	41,076	304,784
Immunovant, Inc. (a) (b)	7,800	66,456
Impel Neuropharma, Inc. (a) (b)	1,000	8,630
Infinity Pharmaceuticals, Inc. (a)	17,300	38,925
Inhibrx, Inc. (a) (b)	5,500	240,185
Inovio Pharmaceuticals, Inc. (a) (b)	40,611	202,649
Inozyme Pharma, Inc. (a) (b)	2,800	19,096
Insmed, Inc. (a)	24,466	666,454
Instil Bio, Inc. (a) (b)	10,400	177,944
Intellia Therapeutics, Inc. (a)	14,100	1,667,184
Intercept Pharmaceuticals, Inc. (a) (b)	6,287	102,415
Invitae Corp. (a) (b)	40,700	621,489
Ionis Pharmaceuticals, Inc. (a) (b)	29,212	888,921
Iovance Biotherapeutics, Inc. (a)	31,100	593,699
Ironwood Pharmaceuticals, Inc. (a)	28,678	334,385
iTeos Therapeutics, Inc. (a)	3,900	181,584
IVERIC bio, Inc. (a)	23,400	391,248
Janux Therapeutics, Inc. (a) (b)	2,600	51,298
Jounce Therapeutics, Inc. (a)	6,200	51,770
KalVista Pharmaceuticals, Inc. (a)	5,400	71,442
Karuna Therapeutics, Inc. (a)	4,524	592,644
Karyopharm Therapeutics, Inc. (a) (b)	15,200	97,736
Keros Therapeutics, Inc. (a)	3,047	178,280
Kezar Life Sciences, Inc. (a)	6,730	112,526
Kiniksa Pharmaceuticals Ltd. Class A (a)	5,525	65,029
Kinnate Biopharma, Inc. (a) (b)	5,000	88,600
Kodiak Sciences, Inc. (a)	6,735	570,993
Kronos Bio, Inc. (a) (b)	7,500	101,925
Krystal Biotech, Inc. (a)	3,567	249,512
Kura Oncology, Inc. (a)	12,600	176,400
Kymera Therapeutics, Inc. (a)	7,000	444,430
Lexicon Pharmaceuticals, Inc. (a)	12,921	50,909
Ligand Pharmaceuticals, Inc. (a)	3,036	468,941
Lineage Cell Therapeutics, Inc. (a)	23,900	58,555
Lyell Immunopharma, Inc. (a) (b)	4,500	34,830
MacroGenics, Inc. (a)	11,834	189,936

See accompanying notes to financial statements.
167

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Madrigal Pharmaceuticals, Inc. (a)	2,559	$ 216,850
Magenta Therapeutics, Inc. (a)	5,600	24,808
MannKind Corp. (a) (b)	48,500	211,945
MEI Pharma, Inc. (a)	20,314	54,238
MeiraGTx Holdings PLC (a) (b)	6,000	142,440
Mersana Therapeutics, Inc. (a)	13,700	85,214
MiMedx Group, Inc. (a)	22,000	132,880
Mirati Therapeutics, Inc. (a)	8,611	1,263,148
Mirum Pharmaceuticals, Inc. (a)	700	11,165
Molecular Templates, Inc. (a) (b)	6,715	26,323
Monte Rosa Therapeutics, Inc. (a)	2,200	44,924
Morphic Holding, Inc. (a)	4,400	208,472
Mustang Bio, Inc. (a)	36,405	60,432
Myriad Genetics, Inc. (a)	16,195	446,982
Natera, Inc. (a)	17,249	1,610,884
Neoleukin Therapeutics, Inc. (a)	6,600	31,812
Neurocrine Biosciences, Inc. (a)	19,022	1,620,104
NexImmune, Inc. (a)	3,300	15,213
Nkarta, Inc. (a)	2,700	41,445
Novavax, Inc. (a) (b)	15,493	2,216,584
Nurix Therapeutics, Inc. (a) (b)	6,100	176,595
Nuvalent, Inc. Class A (a)	2,100	39,984
Ocugen, Inc. (a) (b)	35,800	162,890
Olema Pharmaceuticals, Inc. (a) (b)	4,900	45,864
Omega Therapeutics, Inc. (a)	1,400	15,862
Oncocyte Corp. (a)	22,185	48,141
Oncorus, Inc. (a) (b)	3,900	20,553
Oncternal Therapeutics, Inc. (a)	8,600	19,522
OPKO Health, Inc. (a) (b)	82,418	396,431
Organogenesis Holdings, Inc. (a) (b)	7,198	66,510
ORIC Pharmaceuticals, Inc. (a)	6,300	92,610
Outlook Therapeutics, Inc. (a)	18,000	24,480
Oyster Point Pharma, Inc. (a) (b)	2,100	38,346
Passage Bio, Inc. (a)	7,000	44,450
PMV Pharmaceuticals, Inc. (a) (b)	5,100	117,810
Portage Biotech, Inc. (a)	1,000	10,730
Poseida Therapeutics, Inc. (a)	6,300	42,903
Praxis Precision Medicines, Inc. (a)	6,300	124,110
Precigen, Inc. (a)	18,141	67,303
Precision BioSciences, Inc. (a)	9,400	69,560
Prelude Therapeutics, Inc. (a) (b)	2,100	26,145
Prometheus Biosciences, Inc. (a)	5,800	229,332
Protagonist Therapeutics, Inc. (a)	9,302	318,128
Prothena Corp. PLC (a)	7,100	350,740
PTC Therapeutics, Inc. (a)	14,600	581,518
Puma Biotechnology, Inc. (a)	6,407	19,477
Pyxis Oncology, Inc. (a)	2,400	26,328
Security Description	Shares	Value
Radius Health, Inc. (a) (b)	8,855	$ 61,277
Rallybio Corp. (a)	1,400	13,356
Rapt Therapeutics, Inc. (a)	4,100	150,593
Recursion Pharmaceuticals, Inc. Class A (a)	23,600	404,268
REGENXBIO, Inc. (a)	7,800	255,060
Relay Therapeutics, Inc. (a)	14,300	439,153
Reneo Pharmaceuticals, Inc. (a) (b)	1,300	11,115
Replimenu Group, Inc. (a)	5,800	157,180
REVOLUTION Medicines, Inc. (a) (b)	11,658	293,432
Rhythm Pharmaceuticals, Inc. (a) (b)	8,500	84,830
Rigel Pharmaceuticals, Inc. (a)	33,089	87,686
Rocket Pharmaceuticals, Inc. (a) (b)	8,800	192,104
Rubius Therapeutics, Inc. (a) (b)	8,800	85,184
Sage Therapeutics, Inc. (a)	10,772	458,241
Sana Biotechnology, Inc. (a) (b)	17,000	263,160
Sangamo Therapeutics, Inc. (a)	23,165	173,738
Sarepta Therapeutics, Inc. (a)	17,252	1,553,543
Scholar Rock Holding Corp. (a)	6,145	152,642
Seagen, Inc. (a)	27,538	4,257,375
Selecta Biosciences, Inc. (a)	17,100	55,746
Sensei Biotherapeutics, Inc. (a)	4,100	23,780
Sera Prognostics, Inc. Class A (a) (b)	900	6,183
Seres Therapeutics, Inc. (a) (b)	13,446	112,005
Sesen Bio, Inc. (a) (b)	39,200	31,948
Shattuck Labs, Inc. (a)	5,100	43,401
Sigilon Therapeutics, Inc. (a)	3,700	10,212
Silverback Therapeutics, Inc. (a)	3,800	25,308
Solid Biosciences, Inc. (a)	11,700	20,475
Sorrento Therapeutics, Inc. (a) (b)	61,919	287,923
Spectrum Pharmaceuticals, Inc. (a)	32,032	40,681
Spero Therapeutics, Inc. (a)	4,893	78,337
SpringWorks Therapeutics, Inc. (a)	6,000	371,880
Spruce Biosciences, Inc. (a) (b)	1,500	6,690
SQZ Biotechnologies Co. (a)	4,400	39,292
Stoke Therapeutics, Inc. (a)	3,700	88,763
Summit Therapeutics, Inc. (a)	5,100	13,719
Surface Oncology, Inc. (a) (b)	6,600	31,548
Sutro Biopharma, Inc. (a)	8,600	127,968
Syndax Pharmaceuticals, Inc. (a)	8,920	195,259
Syros Pharmaceuticals, Inc. (a) (b)	11,100	36,186
Talaris Therapeutics, Inc. (a)	4,000	61,160
Taysha Gene Therapies, Inc. (a) (b)	4,300	50,095
TCR2 Therapeutics, Inc. (a)	6,100	28,426
Tenaya Therapeutics, Inc. (a)	2,700	51,165
TG Therapeutics, Inc. (a) (b)	26,545	504,355

See accompanying notes to financial statements.
168

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Tonix Pharmaceuticals Holding Corp. (a) (b)	75,200	$ 26,899
Travere Therapeutics, Inc. (a)	12,198	378,626
Trevena, Inc. (a)	32,800	19,106
Turning Point Therapeutics, Inc. (a)	9,489	452,625
Twist Bioscience Corp. (a)	9,612	743,873
Tyra Biosciences, Inc. (a)	2,300	32,361
Ultragenyx Pharmaceutical, Inc. (a)	13,376	1,124,788
United Therapeutics Corp. (a)	8,921	1,927,650
UroGen Pharma, Ltd. (a) (b)	4,000	38,040
Vanda Pharmaceuticals, Inc. (a)	10,751	168,683
Vaxart, Inc. (a)	23,300	146,091
Vaxcyte, Inc. (a)	7,900	187,941
VBI Vaccines, Inc. (a) (b)	37,306	87,296
Vera Therapeutics, Inc. (a)	2,300	61,456
Veracyte, Inc. (a)	13,687	563,904
Verastem, Inc. (a)	33,600	68,880
Vericel Corp. (a) (b)	9,573	376,219
Verve Therapeutics, Inc. (a) (b)	3,200	117,984
Viking Therapeutics, Inc. (a)	20,514	94,364
Vincerx Pharma, Inc. (a)	4,400	44,836
Vir Biotechnology, Inc. (a)	12,239	512,447
Viracta Therapeutics, Inc. (a)	7,200	26,280
VistaGen Therapeutics, Inc. (a)	37,200	72,540
Vor BioPharma, Inc. (a)	3,700	42,994
Werewolf Therapeutics, Inc. (a) (b)	5,000	59,550
XBiotech, Inc.	2,775	30,886
Xencor, Inc. (a)	11,785	472,814
Xilio Therapeutics, Inc. (a)	2,000	32,000
XOMA Corp. (a)	1,200	25,020
Y-mAbs Therapeutics, Inc. (a)	7,000	113,470
Zentalis Pharmaceuticals, Inc. (a) (b)	7,400	622,044
ZIOPHARM Oncology, Inc. (a)	40,456	44,097
		84,602,110
BUILDING PRODUCTS — 1.6%
AAON, Inc.	8,500	675,155
Advanced Drainage Systems, Inc.	12,400	1,688,012
American Woodmark Corp. (a)	3,256	212,291
Apogee Enterprises, Inc.	4,909	236,368
Armstrong World Industries, Inc.	9,895	1,149,008
AZEK Co., Inc. (a)	23,192	1,072,398
Builders FirstSource, Inc. (a)	38,241	3,277,636
Caesarstone, Ltd.	4,527	51,336
Carlisle Cos., Inc.	10,338	2,565,065
Cornerstone Building Brands, Inc. (a)	10,828	188,840
CSW Industrials, Inc.	3,071	371,161
Gibraltar Industries, Inc. (a)	6,800	453,424
Griffon Corp.	9,100	259,168
Insteel Industries, Inc.	3,587	142,799
JELD-WEN Holding, Inc. (a)	18,509	487,897
Security Description	Shares	Value
Lennox International, Inc.	6,656	$ 2,158,940
Masonite International Corp. (a)	4,893	577,129
Owens Corning	20,281	1,835,431
PGT Innovations, Inc. (a)	12,054	271,095
Quanex Building Products Corp.	6,650	164,787
Resideo Technologies, Inc. (a)	29,677	772,492
Simpson Manufacturing Co., Inc.	8,654	1,203,512
Trex Co., Inc. (a)	23,405	3,160,377
UFP Industries, Inc.	12,110	1,114,241
View, Inc. (a) (b)	26,500	103,615
Zurn water solutions Corp.	24,390	887,796
		25,079,973
CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	8,139	1,338,947
Apollo Global Management, Inc. (b)	48,507	3,513,362
Ares Management Corp. Class A	29,130	2,367,395
Artisan Partners Asset Management, Inc. Class A	11,902	567,011
Assetmark Financial Holdings, Inc. (a)	3,500	91,735
Associated Capital Group, Inc. Class A	500	21,500
B Riley Financial, Inc.	3,934	349,575
BGC Partners, Inc. Class A	64,900	301,785
Blackstone, Inc.	140,300	18,153,417
Blucora, Inc. (a)	9,600	166,272
Brightsphere Investment Group, Inc.	11,373	291,149
Carlyle Group, Inc.	33,340	1,830,366
Cohen & Steers, Inc.	5,009	463,383
Cowen, Inc. Class A	5,450	196,745
Diamond Hill Investment Group, Inc.	568	110,323
Donnelley Financial Solutions, Inc. (a)	5,775	272,233
Evercore, Inc. Class A	7,641	1,038,030
Federated Hermes, Inc.	18,286	687,188
Focus Financial Partners, Inc. Class A (a)	12,082	721,537
GAMCO Investors, Inc. Class A	982	24,530
GCM Grosvenor, Inc. Class A	10,200	107,100
Greenhill & Co., Inc.	2,717	48,716
Hamilton Lane, Inc. Class A	7,004	725,754
Houlihan Lokey, Inc.	10,200	1,055,904
Interactive Brokers Group, Inc. Class A	16,175	1,284,618
Janus Henderson Group PLC	33,900	1,421,766
Jefferies Financial Group, Inc.	43,719	1,696,297
KKR & Co., Inc.	114,333	8,517,808
Lazard, Ltd. Class A	20,702	903,228
LPL Financial Holdings, Inc.	16,306	2,610,428
Moelis & Co. Class A	12,400	775,124
Morningstar, Inc.	4,797	1,640,526

See accompanying notes to financial statements.
169

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Open Lending Corp. Class A (a)	21,300	$ 478,824
Oppenheimer Holdings, Inc. Class A	1,800	83,466
Piper Sandler Cos.	3,471	619,608
PJT Partners, Inc. Class A	4,772	353,557
Pzena Investment Management, Inc. Class A	3,200	30,304
Sculptor Capital Management, Inc.	4,285	91,485
SEI Investments Co.	21,506	1,310,576
StepStone Group, Inc. Class A	7,926	329,484
Stifel Financial Corp.	20,416	1,437,695
StoneX Group, Inc. (a)	3,303	202,309
Tradeweb Markets, Inc. Class A	21,492	2,152,209
Value Line, Inc.	200	9,364
Virtu Financial, Inc. Class A	18,097	521,737
Virtus Investment Partners, Inc.	1,427	423,962
WisdomTree Investments, Inc. (b)	27,499	168,294
		61,506,626
CHEMICALS — 1.6%
AdvanSix, Inc.	5,300	250,425
American Vanguard Corp.	5,752	94,275
Amyris, Inc. (a) (b)	36,700	198,547
Ashland Global Holdings, Inc.	11,030	1,187,490
Avient Corp.	18,246	1,020,864
Axalta Coating Systems, Ltd. (a)	42,600	1,410,912
Balchem Corp.	6,586	1,110,400
Cabot Corp.	11,498	646,188
Chase Corp.	1,496	148,942
Chemours Co.	32,943	1,105,567
Danimer Scientific, Inc. (a) (b)	17,300	147,396
Diversey Holdings, Ltd. (a) (b)	16,500	219,615
Ecovyst, Inc.	10,250	104,960
Element Solutions, Inc.	47,300	1,148,444
Ferro Corp. (a)	16,858	368,010
FutureFuel Corp.	5,400	41,256
GCP Applied Technologies, Inc. (a)	9,697	307,007
Hawkins, Inc.	4,196	165,532
HB Fuller Co.	10,499	850,419
Huntsman Corp.	42,439	1,480,272
Ingevity Corp. (a)	8,038	576,325
Innospec, Inc.	5,095	460,282
Intrepid Potash, Inc. (a)	1,890	80,760
Koppers Holdings, Inc. (a)	4,130	129,269
Kraton Corp. (a)	6,185	286,489
Kronos Worldwide, Inc.	4,400	66,044
Livent Corp. (a) (b)	32,842	800,688
Marrone Bio Innovations, Inc. (a)	18,693	13,463
Minerals Technologies, Inc.	6,592	482,205
NewMarket Corp.	1,323	453,419
Olin Corp.	28,947	1,665,031
Orion Engineered Carbons SA (a)	12,800	235,008
Security Description	Shares	Value
PureCycle Technologies, Inc. (a) (b)	10,300	$ 98,571
Quaker Chemical Corp. (b)	2,807	647,799
Rayonier Advanced Materials, Inc. (a)	12,600	71,946
RPM International, Inc.	25,864	2,612,264
Scotts Miracle-Gro Co.	8,344	1,343,384
Sensient Technologies Corp.	8,519	852,411
Stepan Co.	4,478	556,571
Tredegar Corp.	5,307	62,729
Trinseo PLC	7,616	399,535
Tronox Holdings PLC Class A	23,269	559,154
Valhi, Inc.	500	14,375
Valvoline, Inc.	36,641	1,366,343
Westlake Chemical Corp.	6,896	669,808
Zymergen, Inc. (a)	15,400	103,026
		26,613,420
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ABM Industries, Inc.	13,700	559,645
ACCO Brands Corp.	18,442	152,331
ADT, Inc. (b)	31,284	263,098
Aris Water Solution, Inc. Class A (a)	3,700	47,915
Brady Corp. Class A	9,600	517,440
BrightView Holdings, Inc. (a)	8,000	112,640
Brink's Co.	9,714	636,947
Casella Waste Systems, Inc. Class A (a)	10,000	854,200
CECO Environmental Corp. (a)	5,843	36,402
Cimpress PLC (a)	3,633	260,159
Clean Harbors, Inc. (a)	10,153	1,012,965
CompX International, Inc.	300	6,741
CoreCivic, Inc. REIT (a)	23,625	235,541
Deluxe Corp.	8,176	262,531
Driven Brands Holdings, Inc. (a)	10,800	363,096
Ennis, Inc.	4,897	95,638
Harsco Corp. (a)	15,425	257,752
Healthcare Services Group, Inc.	15,865	282,238
Heritage-Crystal Clean, Inc. (a)	2,934	93,947
HNI Corp.	8,989	377,988
IAA, Inc. (a)	27,333	1,383,597
Interface, Inc.	13,562	216,314
KAR Auction Services, Inc. (a)	24,492	382,565
Kimball International, Inc. Class B	6,765	69,206
Matthews International Corp. Class A	6,031	221,157
MillerKnoll, Inc.	14,834	581,345
Montrose Environmental Group, Inc. (a)	5,400	380,754
MSA Safety, Inc.	7,473	1,128,124
NL Industries, Inc.	1,731	12,809
Pitney Bowes, Inc.	34,464	228,496
RR Donnelley & Sons Co. (a)	13,900	156,514
SP Plus Corp. (a)	6,100	172,142
Steelcase, Inc. Class A	17,300	202,756

See accompanying notes to financial statements.
170

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Stericycle, Inc. (a)	18,494	$ 1,102,982
Team, Inc. (a)	5,500	5,995
Tetra Tech, Inc.	10,695	1,816,011
UniFirst Corp.	3,005	632,252
US Ecology, Inc. (a)	6,061	193,588
Viad Corp. (a)	3,954	169,192
VSE Corp.	2,080	126,755
		15,611,768
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc.	9,337	213,164
Aviat Networks, Inc. (a)	1,900	60,952
CalAmp Corp. (a)	7,000	49,420
Calix, Inc. (a)	11,200	895,664
Cambium Networks Corp. (a)	2,100	53,823
Casa Systems, Inc. (a)	5,899	33,447
Ciena Corp. (a)	31,197	2,401,233
Clearfield, Inc. (a)	2,200	185,724
CommScope Holding Co., Inc. (a)	42,055	464,287
Comtech Telecommunications Corp.	4,998	118,403
Digi International, Inc. (a)	6,670	163,882
DZS, Inc. (a)	3,260	52,877
EMCORE Corp. (a)	7,000	48,860
Extreme Networks, Inc. (a)	26,200	411,340
Harmonic, Inc. (a)	19,100	224,616
Infinera Corp. (a) (b)	38,200	366,338
Inseego Corp. (a) (b)	19,317	112,618
KVH Industries, Inc. (a)	3,132	28,783
Lumentum Holdings, Inc. (a)	14,682	1,552,915
NETGEAR, Inc. (a)	5,889	172,018
NetScout Systems, Inc. (a)	14,307	473,276
Plantronics, Inc. (a) (b)	8,348	244,930
Ribbon Communications, Inc. (a)	13,800	83,490
Ubiquiti, Inc. (b)	1,407	431,527
Viasat, Inc. (a)	14,111	628,504
Viavi Solutions, Inc. (a)	49,258	867,926
		10,340,017
CONSTRUCTION & ENGINEERING — 0.9%
AECOM (a)	27,504	2,127,434
Ameresco, Inc. Class A (a)	6,300	513,072
API Group Corp. (a)	40,823	1,052,009
Arcosa, Inc.	10,186	536,802
Argan, Inc.	2,939	113,710
Comfort Systems USA, Inc.	7,225	714,842
Concrete Pumping Holdings, Inc. (a) (b)	4,831	39,614
Construction Partners, Inc. Class A (a)	5,798	170,519
Dycom Industries, Inc. (a)	6,052	567,436
EMCOR Group, Inc.	10,553	1,344,347
Fluor Corp. (a) (b)	28,309	701,214
Granite Construction, Inc.	9,379	362,967
Security Description	Shares	Value
Great Lakes Dredge & Dock Corp. (a)	14,050	$ 220,866
IES Holdings, Inc. (a)	1,700	86,088
Infrastructure and Energy Alternatives, Inc. (a)	5,400	49,680
INNOVATE Corp. (a) (b)	9,058	33,515
MasTec, Inc. (a) (b)	11,372	1,049,408
Matrix Service Co. (a)	4,900	36,848
MYR Group, Inc. (a)	3,448	381,176
Northwest Pipe Co. (a)	2,000	63,600
NV5 Global, Inc. (a)	2,744	379,001
Primoris Services Corp.	10,554	253,085
Sterling Construction Co., Inc. (a)	5,400	142,020
Tutor Perini Corp. (a)	8,100	100,197
Valmont Industries, Inc.	4,274	1,070,637
WillScot Mobile Mini Holdings Corp. (a)	42,713	1,744,399
		13,854,486
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	8,044	1,339,004
Forterra, Inc. (a)	6,504	154,665
Summit Materials, Inc. Class A (a)	24,012	963,842
United States Lime & Minerals, Inc.	581	74,961
		2,532,472
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	70,812	3,371,359
Atlanticus Holdings Corp. (a)	1,000	71,320
Credit Acceptance Corp. (a)	1,709	1,175,245
Curo Group Holdings Corp.	4,030	64,520
Encore Capital Group, Inc. (a) (b)	5,851	363,406
Enova International, Inc. (a)	7,100	290,816
EZCORP, Inc. Class A (a)	10,000	73,700
FirstCash Holdings, Inc.	7,915	592,121
Green Dot Corp. Class A (a)	11,100	402,264
LendingClub Corp. (a)	20,006	483,745
LendingTree, Inc. (a)	2,336	286,394
Navient Corp.	30,804	653,661
Nelnet, Inc. Class A	3,342	326,447
OneMain Holdings, Inc.	22,844	1,143,114
Oportun Financial Corp. (a)	4,051	82,033
PRA Group, Inc. (a)	8,772	440,442
Prog Holdings, Inc.	10,974	495,037
Regional Management Corp.	1,600	91,936
Santander Consumer USA Holdings, Inc.	12,464	523,737
SLM Corp.	59,312	1,166,667
Upstart Holdings, Inc. (a)	9,403	1,422,674
World Acceptance Corp. (a)	928	227,759
		13,748,397
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	13,375	1,638,170

See accompanying notes to financial statements.
171

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Ardagh Group SA (a) (b)	3,500	$ 79,013
Ardagh Metal Packaging SA (a)	30,100	271,803
Berry Global Group, Inc. (a)	27,687	2,042,747
Crown Holdings, Inc.	25,210	2,788,730
Graphic Packaging Holding Co.	58,167	1,134,256
Greif, Inc. Class A	4,900	295,813
Greif, Inc. Class B	1,242	74,247
Myers Industries, Inc.	7,195	143,972
O-I Glass, Inc. (a)	30,928	372,064
Pactiv Evergreen, Inc.	8,500	107,780
Ranpak Holdings Corp. (a)	7,300	274,334
Silgan Holdings, Inc.	16,968	726,909
Sonoco Products Co.	19,978	1,156,526
TriMas Corp.	8,506	314,722
UFP Technologies, Inc. (a)	1,400	98,364
		11,519,450
DISTRIBUTORS — 0.0% (c)
Funko, Inc. Class A (a)	5,050	94,940
Greenlane Holdings, Inc. Class A (a)	3,800	3,664
		98,604
DIVERSIFIED CONSUMER SERVICES — 0.8%
2U, Inc. (a) (b)	15,127	303,599
Adtalem Global Education, Inc. (a)	9,774	288,919
American Public Education, Inc. (a)	3,700	82,325
Bright Horizons Family Solutions, Inc. (a)	12,402	1,561,164
Carriage Services, Inc.	3,196	205,950
Chegg, Inc. (a)	29,557	907,400
Coursera, Inc. (a)	14,900	364,156
European Wax Center, Inc. Class A (a)	2,600	78,910
Frontdoor, Inc. (a)	17,311	634,448
Graham Holdings Co. Class B	803	505,753
Grand Canyon Education, Inc. (a)	7,978	683,794
H&R Block, Inc.	35,926	846,417
Houghton Mifflin Harcourt Co. (a)	25,999	418,584
Laureate Education, Inc. Class A	19,170	234,641
Mister Car Wash, Inc. (a)	16,200	295,002
OneSpaWorld Holdings, Ltd. (a)	10,100	101,202
Perdoceo Education Corp. (a)	13,612	160,077
PowerSchool Holdings, Inc. Class A (a)	10,400	171,288
Regis Corp. (a) (b)	5,706	9,928
Service Corp. International	32,383	2,298,869
StoneMor, Inc. (a)	6,000	13,680
Strategic Education, Inc.	4,746	274,509
Stride, Inc. (a)	8,505	283,472
Terminix Global Holdings, Inc. (a)	24,973	1,129,529
Udemy, Inc. (a)	2,700	52,758
Security Description	Shares	Value
Vivint Smart Home, Inc. (a)	18,013	$ 176,167
WW International, Inc. (a)	10,400	167,752
		12,250,293
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp.	2,976	87,137
A-Mark Precious Metals, Inc.	1,700	103,870
Banco Latinoamericano de Comercio Exterior SA Class E	6,200	102,920
Cannae Holdings, Inc. (a)	16,600	583,490
Equitable Holdings, Inc.	74,046	2,427,969
Marlin Business Services Corp.	1,700	39,576
Voya Financial, Inc. (b)	22,162	1,469,562
		4,814,524
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Anterix, Inc. (a)	2,507	147,311
ATN International, Inc.	2,757	110,142
Bandwidth, Inc. Class A (a) (b)	4,802	344,592
Cogent Communications Holdings, Inc.	8,696	636,373
Consolidated Communications Holdings, Inc. (a)	14,349	107,331
EchoStar Corp. Class A (a)	7,741	203,975
Globalstar, Inc. (a) (b)	120,200	139,432
IDT Corp. Class B (a)	3,900	172,224
Iridium Communications, Inc. (a)	23,575	973,412
Liberty Latin America, Ltd. Class A (a)	8,788	102,468
Liberty Latin America, Ltd. Class C (a)	29,600	337,440
Ooma, Inc. (a)	5,100	104,244
Radius Global Infrastructure, Inc. Class A (a)	12,600	202,860
Telesat Corp. (a) (b)	2,500	71,675
		3,653,479
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	10,262	680,884
Avangrid, Inc. (b)	11,809	589,033
Hawaiian Electric Industries, Inc.	21,083	874,945
IDACORP, Inc.	10,238	1,160,068
MGE Energy, Inc.	7,462	613,750
OGE Energy Corp.	39,938	1,532,820
Otter Tail Corp.	8,376	598,214
PG&E Corp. (a)	310,581	3,770,453
PNM Resources, Inc.	17,154	782,394
Portland General Electric Co.	18,158	960,921
Via Renewables, Inc. (b)	2,496	28,529
		11,592,011
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	6,982	1,478,229
Advent Technologies Holdings, Inc. (a) (b)	3,100	21,731

See accompanying notes to financial statements.
172

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Allied Motion Technologies, Inc.	2,243	$ 81,847
American Superconductor Corp. (a)	5,400	58,752
Array Technologies, Inc. (a)	26,300	412,647
Atkore, Inc. (a)	9,200	1,022,948
AZZ, Inc.	5,293	292,650
Babcock & Wilcox Enterprises, Inc. (a)	10,700	96,514
Beam Global (a) (b)	1,900	35,340
Blink Charging Co. (a) (b)	7,100	188,221
Bloom Energy Corp. Class A (a) (b)	29,376	644,216
ChargePoint Holdings, Inc. (a) (b)	46,300	882,015
Encore Wire Corp.	3,934	562,955
EnerSys	8,641	683,158
Eos Energy Enterprises, Inc. (a) (b)	8,300	62,416
Fluence Energy, Inc. (a)	7,300	259,588
FTC Solar, Inc. (a) (b)	3,700	27,972
FuelCell Energy, Inc. (a) (b)	75,277	391,440
GrafTech International, Ltd.	40,150	474,975
Hubbell, Inc.	10,947	2,279,932
nVent Electric PLC	33,600	1,276,800
Plug Power, Inc. (a) (b)	105,488	2,977,926
Powell Industries, Inc.	1,900	56,031
Preformed Line Products Co.	600	38,820
Regal Rexnord Corp.	13,645	2,322,106
Romeo Power, Inc. (a) (b)	24,600	89,790
Sensata Technologies Holding PLC (a)	31,947	1,970,810
Shoals Technologies Group, Inc. Class A (a) (b)	21,300	517,590
Stem, Inc. (a) (b)	23,100	438,207
Sunrun, Inc. (a) (b)	40,989	1,405,923
Thermon Group Holdings, Inc. (a)	6,580	111,399
TPI Composites, Inc. (a)	7,000	104,720
Vertiv Holdings Co.	66,200	1,653,014
Vicor Corp. (a)	4,376	555,665
		23,476,347
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
908 Devices, Inc. (a)	3,500	90,545
Advanced Energy Industries, Inc.	7,754	706,079
Aeva Technologies, Inc. (a) (b)	20,200	152,712
Akoustis Technologies, Inc. (a) (b)	13,400	89,512
Arlo Technologies, Inc. (a)	18,017	188,998
Arrow Electronics, Inc. (a)	13,894	1,865,547
Avnet, Inc.	19,897	820,353
Badger Meter, Inc.	5,876	626,147
Belden, Inc.	8,763	575,992
Benchmark Electronics, Inc.	6,931	187,830
Cognex Corp.	34,671	2,696,017
Security Description	Shares	Value
Coherent, Inc. (a)	4,938	$ 1,316,175
CTS Corp.	6,787	249,219
Daktronics, Inc. (a)	6,945	35,072
ePlus, Inc. (a)	5,236	282,116
Fabrinet (a)	7,400	876,678
FARO Technologies, Inc. (a)	3,588	251,232
Identiv, Inc. (a)	4,200	118,188
II-VI, Inc. (a) (b)	21,066	1,439,440
Insight Enterprises, Inc. (a)	6,978	743,855
Iteris, Inc. (a)	8,000	32,000
Itron, Inc. (a)	9,299	637,167
Jabil, Inc.	29,767	2,094,108
Kimball Electronics, Inc. (a)	4,744	103,229
Knowles Corp. (a)	18,268	426,558
Littelfuse, Inc.	4,899	1,541,617
Luna Innovations, Inc. (a)	5,800	48,952
Methode Electronics, Inc.	7,880	387,460
MicroVision, Inc. (a) (b)	31,800	159,318
Napco Security Technologies, Inc. (a)	2,778	138,844
National Instruments Corp.	26,982	1,178,304
nLight, Inc. (a)	9,188	220,053
Novanta, Inc. (a)	7,126	1,256,528
OSI Systems, Inc. (a)	3,539	329,835
Ouster, Inc. (a) (b)	30,300	157,560
PAR Technology Corp. (a) (b)	5,300	279,681
PC Connection, Inc.	2,260	97,474
Plexus Corp. (a)	5,700	546,573
Rogers Corp. (a)	3,795	1,036,035
Sanmina Corp. (a)	12,675	525,505
ScanSource, Inc. (a)	4,909	172,208
TD SYNNEX Corp.	8,384	958,794
TTM Technologies, Inc. (a)	20,500	305,450
Velodyne Lidar, Inc. (a) (b)	14,700	68,208
Vishay Intertechnology, Inc.	26,545	580,539
Vishay Precision Group, Inc. (a)	2,400	89,088
Vontier Corp.	34,200	1,050,966
		27,733,761
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	26,842	200,778
Aspen Aerogels, Inc. (a)	4,300	214,097
Bristow Group, Inc. (a)	4,633	146,727
Cactus, Inc. Class A	11,243	428,696
ChampionX Corp. (a)	39,700	802,337
DMC Global, Inc. (a)	3,600	142,596
Dril-Quip, Inc. (a)	8,975	176,628
Expro Group Holdings NV (a) (b)	8,783	126,036
FTS International, Inc. Class A (a)	1,700	44,625
Helix Energy Solutions Group, Inc. (a)	29,609	92,380
Helmerich & Payne, Inc.	21,400	507,180
Liberty Oilfield Services, Inc. Class A (a)	17,600	170,720
Nabors Industries, Ltd. (a)	1,427	115,716

See accompanying notes to financial statements.
173

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
National Energy Services Reunited Corp. (a) (b)	7,400	$ 69,930
Newpark Resources, Inc. (a)	18,500	54,390
NexTier Oilfield Solutions, Inc. (a)	33,198	117,853
Nov, Inc.	78,700	1,066,385
Oceaneering International, Inc. (a)	19,281	218,068
Oil States International, Inc. (a)	19,666	97,740
Patterson-UTI Energy, Inc.	36,560	308,932
ProPetro Holding Corp. (a)	16,699	135,262
RPC, Inc. (a)	13,010	59,065
Select Energy Services, Inc. Class A (a)	11,892	74,087
Solaris Oilfield Infrastructure, Inc. Class A	6,200	40,610
TETRA Technologies, Inc. (a)	24,300	69,012
Tidewater, Inc. (a)	8,225	88,090
US Silica Holdings, Inc. (a)	14,588	137,127
		5,705,067
ENTERTAINMENT — 1.4%
AMC Entertainment Holdings, Inc. Class A (a)	104,311	2,837,259
Chicken Soup For The Soul Entertainment, Inc. (a)	2,000	27,680
Cinemark Holdings, Inc. (a) (b)	22,438	361,701
CuriosityStream, Inc. (a)	4,900	29,057
Eros STX Global Corp. (a) (b)	62,947	15,088
IMAX Corp. (a)	9,733	173,637
Liberty Media Corp.-Liberty Braves Class A (a) (b)	2,938	84,467
Liberty Media Corp.-Liberty Braves Class C (a)	6,975	195,997
Liberty Media Corp.-Liberty Formula One Class A (a)	4,801	284,891
Liberty Media Corp.-Liberty Formula One Class C (a)	40,786	2,579,307
Lions Gate Entertainment Corp. Class A (a)	13,224	220,047
Lions Gate Entertainment Corp. Class B (a)	22,489	346,106
Liveone, Inc. (a)	11,099	14,207
Madison Square Garden Entertainment Corp. (a) (b)	5,126	360,563
Madison Square Garden Sports Corp. (a)	3,973	690,229
Marcus Corp. (a) (b)	7,237	129,253
Playtika Holding Corp. (a)	21,900	378,651
Roku, Inc. (a) (b)	24,223	5,527,689
Skillz, Inc. (a) (b)	64,300	478,392
Spotify Technology SA (a)	28,156	6,589,349
World Wrestling Entertainment, Inc. Class A (b)	9,142	451,066
Zynga, Inc. Class A (a)	211,832	1,355,725
		23,130,361
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.8%
Acadia Realty Trust REIT	16,947	$ 369,953
Agree Realty Corp. REIT (b)	13,956	995,900
Alexander & Baldwin, Inc. REIT (a)	14,238	357,231
Alexander's, Inc. REIT	502	130,671
American Assets Trust, Inc. REIT	9,817	368,432
American Campus Communities, Inc. REIT	27,709	1,587,449
American Finance Trust, Inc. REIT	23,344	213,131
American Homes 4 Rent Class A REIT	57,716	2,516,995
Americold Realty Trust REIT (b)	54,966	1,802,335
Apartment Income REIT Corp.	31,600	1,727,572
Apartment Investment & Management Co. Class A REIT (a)	29,100	224,652
Apple Hospitality REIT, Inc.	42,100	679,915
Armada Hoffler Properties, Inc. REIT	11,800	179,596
Ashford Hospitality Trust, Inc. REIT (a) (b)	3,510	33,696
Braemar Hotels & Resorts, Inc. REIT (a)	10,300	52,530
Brandywine Realty Trust REIT	33,100	444,202
Brixmor Property Group, Inc. REIT	60,748	1,543,607
Broadstone Net Lease, Inc. REIT (b)	31,919	792,230
BRT Apartments Corp. REIT	2,200	52,778
Camden Property Trust REIT	19,866	3,549,657
CareTrust REIT, Inc.	20,028	457,239
CatchMark Timber Trust, Inc. Class A REIT	10,100	87,971
Centerspace REIT	2,965	328,819
Chatham Lodging Trust REIT (a)	9,160	125,675
City Office REIT, Inc.	8,400	165,648
Clipper Realty, Inc. REIT	4,893	48,636
Community Healthcare Trust, Inc. REIT	5,247	248,026
CorePoint Lodging, Inc. REIT (a)	7,680	120,576
Corporate Office Properties Trust REIT	22,800	637,716
Cousins Properties, Inc. REIT	29,629	1,193,456
CTO Realty Growth, Inc. REIT (b)	1,245	76,468
CubeSmart REIT	43,988	2,503,357
CyrusOne, Inc. REIT	25,682	2,304,189
DiamondRock Hospitality Co. REIT (a)	41,200	395,932
DigitalBridge Group, Inc. REIT (a)	98,318	818,989
Diversified Healthcare Trust REIT	46,677	144,232

See accompanying notes to financial statements.
174

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Douglas Emmett, Inc. REIT	33,737	$ 1,130,190
Easterly Government Properties, Inc. REIT	18,200	417,144
EastGroup Properties, Inc. REIT	7,958	1,813,230
Empire State Realty Trust, Inc. Class A REIT	28,224	251,194
EPR Properties REIT	15,449	733,673
Equity Commonwealth REIT (a)	23,081	597,798
Equity LifeStyle Properties, Inc. REIT	35,572	3,118,242
Essential Properties Realty Trust, Inc. REIT	24,313	700,944
Farmland Partners, Inc. REIT	5,800	69,310
First Industrial Realty Trust, Inc. REIT	25,715	1,702,333
Four Corners Property Trust, Inc. REIT	15,609	459,061
Franklin Street Properties Corp. REIT	20,083	119,494
Gaming and Leisure Properties, Inc. REIT	46,264	2,251,206
GEO Group, Inc. REIT (a) (b)	23,280	180,420
Getty Realty Corp. REIT	8,574	275,140
Gladstone Commercial Corp. REIT	8,130	209,510
Gladstone Land Corp. REIT (b)	6,200	209,312
Global Medical REIT, Inc.	13,000	230,750
Global Net Lease, Inc. REIT	21,482	328,245
Healthcare Realty Trust, Inc. REIT	29,503	933,475
Healthcare Trust of America, Inc. Class A REIT	44,796	1,495,738
Hersha Hospitality Trust REIT (a)	9,876	90,563
Highwoods Properties, Inc. REIT	20,770	926,134
Hudson Pacific Properties, Inc. REIT	30,637	757,040
Independence Realty Trust, Inc. REIT	21,373	552,065
Indus Realty Trust, Inc. REIT	1,162	94,192
Industrial Logistics Properties Trust REIT	12,728	318,836
Innovative Industrial Properties, Inc. REIT (b)	4,833	1,270,644
Invitation Homes, Inc. REIT	121,962	5,529,757
iStar, Inc. REIT (b)	13,875	358,391
JBG SMITH Properties REIT	25,122	721,253
Kilroy Realty Corp. REIT	23,363	1,552,705
Kite Realty Group Trust REIT	43,852	955,097
Lamar Advertising Co. Class A REIT	17,455	2,117,291
Life Storage, Inc. REIT	16,457	2,520,883
LTC Properties, Inc. REIT (b)	9,024	308,079
LXP Industrial Trust REIT	56,300	879,406
Macerich Co. REIT	41,958	725,034
Medical Properties Trust, Inc. REIT	119,161	2,815,774
Security Description	Shares	Value
Monmouth Real Estate Investment Corp. REIT	19,617	$ 412,153
National Health Investors, Inc. REIT	9,045	519,816
National Retail Properties, Inc. REIT	35,163	1,690,285
National Storage Affiliates Trust REIT	16,110	1,114,812
NETSTREIT Corp.	8,600	196,940
NexPoint Residential Trust, Inc. REIT	4,348	364,493
Office Properties Income Trust REIT	9,327	231,683
Omega Healthcare Investors, Inc. REIT	48,307	1,429,404
One Liberty Properties, Inc. REIT	3,138	110,709
Orion Office REIT, Inc. (a)	11,100	207,237
Outfront Media, Inc. REIT	29,467	790,305
Paramount Group, Inc. REIT	39,753	331,540
Park Hotels & Resorts, Inc. REIT (a)	47,534	897,442
Pebblebrook Hotel Trust REIT	25,857	578,421
Phillips Edison & Co., Inc. REIT	3,600	118,944
Physicians Realty Trust REIT	43,931	827,221
Piedmont Office Realty Trust, Inc. Class A REIT	24,205	444,888
Plymouth Industrial REIT, Inc.	7,700	246,400
Postal Realty Trust, Inc. Class A REIT	3,400	67,320
PotlatchDeltic Corp. REIT	13,128	790,568
Preferred Apartment Communities, Inc. Class A REIT (b)	9,897	178,740
PS Business Parks, Inc. REIT	4,049	745,704
Rayonier, Inc. REIT	28,727	1,159,422
Retail Opportunity Investments Corp. REIT	24,200	474,320
Retail Value, Inc. REIT	3,996	25,654
Rexford Industrial Realty, Inc. REIT	30,443	2,469,232
RLJ Lodging Trust REIT	32,655	454,884
RPT Realty REIT	22,300	298,374
Ryman Hospitality Properties, Inc. REIT (a)	10,927	1,004,847
Sabra Health Care REIT, Inc.	45,655	618,169
Safehold, Inc. REIT	4,547	363,078
Saul Centers, Inc. REIT	2,300	121,946
Seritage Growth Properties Class A REIT (a) (b)	7,138	94,721
Service Properties Trust REIT	31,874	280,172
SITE Centers Corp. REIT	33,801	535,070
SL Green Realty Corp. REIT	14,100	1,010,970
Spirit Realty Capital, Inc. REIT	24,648	1,187,787
STAG Industrial, Inc. REIT	35,350	1,695,386
STORE Capital Corp. REIT	49,223	1,693,271
Summit Hotel Properties, Inc. REIT (a)	20,200	197,152

See accompanying notes to financial statements.
175

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Sun Communities, Inc. REIT	23,521	$ 4,938,704
Sunstone Hotel Investors, Inc. REIT (a)	44,319	519,862
Tanger Factory Outlet Centers, Inc. REIT	20,987	404,629
Terreno Realty Corp. REIT	14,824	1,264,339
UMH Properties, Inc. REIT	8,200	224,106
Uniti Group, Inc. REIT (b)	40,570	568,386
Universal Health Realty Income Trust REIT	2,888	171,749
Urban Edge Properties REIT	23,400	444,600
Urstadt Biddle Properties, Inc. Class A REIT	5,640	120,132
Veris Residential, Inc. REIT (a)	17,047	313,324
VICI Properties, Inc. REIT (b)	128,693	3,874,946
Washington Real Estate Investment Trust	17,402	449,842
Whitestone REIT	15,100	152,963
WP Carey, Inc. REIT	37,767	3,098,782
Xenia Hotels & Resorts, Inc. REIT (a)	22,400	405,664
		109,930,522
FOOD & STAPLES RETAILING — 0.7%
Albertsons Cos., Inc. Class A	32,000	966,080
Andersons, Inc.	6,185	239,421
BJ's Wholesale Club Holdings, Inc. (a)	27,300	1,828,281
Casey's General Stores, Inc.	7,475	1,475,191
Chefs' Warehouse, Inc. (a)	6,200	206,460
Grocery Outlet Holding Corp. (a) (b)	17,945	507,485
HF Foods Group, Inc. (a) (b)	6,900	58,374
Ingles Markets, Inc. Class A	2,956	255,221
MedAvail Holdings, Inc. (a) (b)	2,400	3,360
Natural Grocers by Vitamin Cottage, Inc.	1,700	24,225
Performance Food Group Co. (a)	30,194	1,385,603
PriceSmart, Inc.	4,891	357,874
Rite Aid Corp. (a) (b)	11,866	174,312
SpartanNash Co.	7,209	185,704
Sprouts Farmers Market, Inc. (a)	22,275	661,122
United Natural Foods, Inc. (a)	11,299	554,555
US Foods Holding Corp. (a)	45,454	1,583,163
Village Super Market, Inc. Class A	1,669	39,038
Weis Markets, Inc.	3,215	211,804
		10,717,273
FOOD PRODUCTS — 1.1%
AppHarvest, Inc. (a) (b)	13,400	52,126
B&G Foods, Inc.	13,100	402,563
Beyond Meat, Inc. (a) (b)	11,862	772,928
Bunge, Ltd.	28,021	2,616,041
Calavo Growers, Inc.	3,781	160,314
Cal-Maine Foods, Inc. (a)	8,462	313,009
Security Description	Shares	Value
Darling Ingredients, Inc. (a)	32,705	$ 2,266,129
Flowers Foods, Inc.	38,131	1,047,459
Fresh Del Monte Produce, Inc.	6,547	180,697
Freshpet, Inc. (a)	8,442	804,269
Hain Celestial Group, Inc. (a) (b)	18,301	779,806
Hostess Brands, Inc. (a)	27,900	569,718
Ingredion, Inc.	13,457	1,300,484
J&J Snack Foods Corp.	2,991	472,458
John B Sanfilippo & Son, Inc.	1,870	168,599
Laird Superfood, Inc. (a)	1,100	14,344
Lancaster Colony Corp.	3,866	640,210
Landec Corp. (a)	4,900	54,390
Limoneira Co.	2,900	43,500
Mission Produce, Inc. (a) (b)	7,200	113,040
Pilgrim's Pride Corp. (a)	9,221	260,032
Post Holdings, Inc. (a)	11,913	1,342,953
Sanderson Farms, Inc.	4,066	776,931
Seaboard Corp.	53	208,556
Seneca Foods Corp. Class A (a)	1,249	59,890
Simply Good Foods Co. (a)	17,200	715,004
Sovos Brands, Inc. (a)	5,000	75,250
Tattooed Chef, Inc. (a) (b)	9,100	141,414
Tootsie Roll Industries, Inc. (b)	3,286	119,052
TreeHouse Foods, Inc. (a)	10,581	428,848
Utz Brands, Inc. (b)	12,500	199,375
Vita Coco Co. Inc (a)	2,200	24,574
Vital Farms, Inc. (a)	4,900	88,494
Whole Earth Brands, Inc. (a) (b)	7,400	79,476
		17,291,933
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A (b)	12,682	865,673
Chesapeake Utilities Corp.	3,521	513,397
National Fuel Gas Co.	17,570	1,123,426
New Jersey Resources Corp.	19,344	794,265
Northwest Natural Holding Co.	6,182	301,558
ONE Gas, Inc.	10,621	824,083
South Jersey Industries, Inc.	20,462	534,467
Southwest Gas Holdings, Inc. (a)	11,739	822,317
Spire, Inc.	9,939	648,222
UGI Corp.	41,735	1,916,054
		8,343,462
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Accelerate Diagnostics, Inc. (a) (b)	7,000	36,540
Accuray, Inc. (a)	17,821	85,006
Acutus Medical, Inc. (a) (b)	4,200	14,322
Alphatec Holdings, Inc. (a) (b)	13,900	158,877
AngioDynamics, Inc. (a)	7,197	198,493
Apyx Medical Corp. (a)	6,195	79,420
Asensus Surgical, Inc. (a) (b)	44,300	49,173
Aspira Women's Health, Inc. (a) (b)	14,600	25,842

See accompanying notes to financial statements.
176

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
AtriCure, Inc. (a)	9,100	$ 632,723
Atrion Corp.	268	188,913
Avanos Medical, Inc. (a)	9,500	329,365
AxoGen, Inc. (a)	7,300	68,401
Axonics, Inc. (a)	9,363	524,328
BioLife Solutions, Inc. (a)	1,920	71,558
Bioventus, Inc. Class A (a) (b)	5,199	75,334
Butterfly Network, Inc. (a) (b)	26,600	177,954
Cardiovascular Systems, Inc. (a)	8,550	160,569
Cerus Corp. (a)	33,209	226,153
ClearPoint Neuro, Inc. (a) (b)	3,700	41,514
CONMED Corp.	5,900	836,384
CryoLife, Inc. (a)	7,292	148,392
CryoPort, Inc. (a) (b)	8,300	491,111
Cue Health, Inc. (a)	2,800	37,548
Cutera, Inc. (a) (b)	3,500	144,620
CVRx, Inc. (a)	1,500	18,345
CytoSorbents Corp. (a) (b)	7,660	32,095
DarioHealth Corp. (a) (b)	2,700	35,019
Eargo, Inc. (a) (b)	6,900	35,190
Envista Holdings Corp. (a)	32,368	1,458,502
Figs, Inc. Class A (a)	20,500	564,980
Glaukos Corp. (a)	9,316	414,003
Globus Medical, Inc. Class A (a)	15,832	1,143,071
Haemonetics Corp. (a)	10,093	535,333
Heska Corp. (a)	1,996	364,250
ICU Medical, Inc. (a)	4,080	968,347
Inari Medical, Inc. (a)	7,039	642,450
Inogen, Inc. (a)	3,792	128,928
Insulet Corp. (a)	13,577	3,612,432
Integer Holdings Corp. (a)	6,883	589,116
Integra LifeSciences Holdings Corp. (a)	14,593	977,585
Intersect ENT, Inc. (a)	6,530	178,334
Invacare Corp. (a)	6,500	17,680
iRadimed Corp. (a)	1,200	55,452
iRhythm Technologies, Inc. (a)	6,026	709,200
Lantheus Holdings, Inc. (a)	13,861	400,444
LeMaitre Vascular, Inc.	4,051	203,482
LivaNova PLC (a)	10,750	939,873
Masimo Corp. (a)	10,109	2,959,713
Meridian Bioscience, Inc. (a)	8,471	172,808
Merit Medical Systems, Inc. (a)	10,400	647,920
Mesa Laboratories, Inc. (b)	998	327,434
Natus Medical, Inc. (a)	6,573	155,977
Neogen Corp. (a)	21,442	973,681
Neuronetics, Inc. (a) (b)	5,000	22,300
NeuroPace, Inc. (a)	1,400	14,112
Nevro Corp. (a)	7,109	576,327
Novocure, Ltd. (a) (b)	21,055	1,580,810
NuVasive, Inc. (a)	10,380	544,742
OraSure Technologies, Inc. (a)	14,200	123,398
Ortho Clinical Diagnostics Holdings PLC (a)	24,500	524,055
Orthofix Medical, Inc. (a)	3,760	116,898
Security Description	Shares	Value
OrthoPediatrics Corp. (a)	2,668	$ 159,707
Outset Medical, Inc. (a) (b)	10,000	460,900
Paragon 28, Inc. (a)	1,700	30,073
PAVmed, Inc. (a) (b)	13,800	33,948
Penumbra, Inc. (a)	7,016	2,015,837
PROCEPT BioRobotics Corp. (a)	1,400	35,014
Pulmonx Corp. (a)	5,100	163,557
Pulse Biosciences, Inc. (a) (b)	2,712	40,165
Quidel Corp. (a)	7,503	1,012,830
Quotient, Ltd. (a) (b)	16,000	41,440
Retractable Technologies, Inc. (a) (b)	3,300	22,869
RxSight, Inc. (a)	1,600	18,000
SeaSpine Holdings Corp. (a)	6,100	83,082
Senseonics Holdings, Inc. (a) (b)	85,100	227,217
Shockwave Medical, Inc. (a)	6,870	1,225,127
SI-BONE, Inc. (a)	6,260	139,035
Sientra, Inc. (a) (b)	11,900	43,673
Sight Sciences, Inc. (a)	2,100	36,897
Silk Road Medical, Inc. (a) (b)	7,169	305,471
STAAR Surgical Co. (a)	9,469	864,520
Stereotaxis, Inc. (a)	9,400	58,280
Surmodics, Inc. (a)	2,981	143,535
Tactile Systems Technology, Inc. (a)	3,600	68,508
Talis Biomedical Corp. (a)	3,300	13,233
Tandem Diabetes Care, Inc. (a)	12,592	1,895,348
TransMedics Group, Inc. (a)	5,000	95,800
Treace Medical Concepts, Inc. (a)	5,700	106,248
Utah Medical Products, Inc.	640	64,000
Vapotherm, Inc. (a) (b)	4,400	91,124
Varex Imaging Corp. (a) (b)	7,508	236,877
ViewRay, Inc. (a)	27,206	149,905
Zynex, Inc. (a) (b)	3,700	36,889
		37,485,935
HEALTH CARE PROVIDERS & SERVICES — 1.9%
1Life Healthcare, Inc. (a)	24,000	421,680
Acadia Healthcare Co., Inc. (a)	18,082	1,097,577
Accolade, Inc. (a) (b)	9,900	260,964
AdaptHealth Corp. (a) (b)	14,900	364,454
Addus HomeCare Corp. (a)	3,216	300,728
Agiliti, Inc. (a)	4,500	104,220
agilon health, Inc. (a)	34,500	931,500
AirSculpt Technologies, Inc. (a) (b)	1,600	27,504
Alignment Healthcare, Inc. (a)	16,700	234,802
Amedisys, Inc. (a)	6,506	1,053,191
AMN Healthcare Services, Inc. (a)	9,548	1,168,007
Apollo Medical Holdings, Inc. (a) (b)	7,673	563,812
Apria, Inc. (a)	3,700	120,620

See accompanying notes to financial statements.
177

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Aveanna Healthcare Holdings, Inc. (a)	7,600	$ 56,240
Biodesix, Inc. (a) (b)	2,500	13,225
Brookdale Senior Living, Inc. (a)	35,941	185,456
Castle Biosciences, Inc. (a)	4,200	180,054
Chemed Corp.	3,065	1,621,508
Community Health Systems, Inc. (a)	25,867	344,290
CorVel Corp. (a)	1,900	395,200
Covetrus, Inc. (a)	21,280	424,962
Cross Country Healthcare, Inc. (a)	6,958	193,154
Encompass Health Corp.	19,703	1,285,818
Ensign Group, Inc.	10,670	895,853
Fulgent Genetics, Inc. (a) (b)	4,271	429,620
Guardant Health, Inc. (a) (b)	18,551	1,855,471
Hanger, Inc. (a)	7,550	136,881
HealthEquity, Inc. (a)	16,363	723,899
InfuSystem Holdings, Inc. (a)	3,400	57,902
Innovage Holding Corp. (a)	3,600	18,000
Joint Corp. (a)	2,650	174,078
LHC Group, Inc. (a)	6,084	834,907
LifeStance Health Group, Inc. (a)	9,000	85,680
Magellan Health, Inc. (a)	4,843	460,037
MEDNAX, Inc. (a)	15,674	426,489
ModivCare, Inc. (a)	2,554	378,733
Molina Healthcare, Inc. (a)	11,646	3,704,360
National HealthCare Corp.	2,441	165,842
National Research Corp.	3,200	132,864
Oak Street Health, Inc. (a) (b)	20,309	673,040
Ontrack, Inc. (a)	1,938	12,190
Option Care Health, Inc. (a)	31,307	890,371
Owens & Minor, Inc.	14,719	640,276
Patterson Cos., Inc.	17,300	507,755
Pennant Group, Inc. (a)	4,917	113,484
PetIQ, Inc. (a) (b)	5,226	118,682
Premier, Inc. Class A	25,245	1,039,337
Privia Health Group, Inc. (a) (b)	3,000	77,610
Progyny, Inc. (a)	13,000	654,550
R1 RCM, Inc. (a)	23,687	603,782
RadNet, Inc. (a)	9,476	285,322
Select Medical Holdings Corp.	22,334	656,620
Sharps Compliance Corp. (a)	3,000	21,390
Signify Health, Inc. Class A (a)	13,900	197,658
SOC Telemed, Inc. (a) (b)	12,600	16,128
Surgery Partners, Inc. (a)	6,995	373,603
Tenet Healthcare Corp. (a)	21,022	1,717,287
Tivity Health, Inc. (a)	8,797	232,593
Triple-S Management Corp. (a)	4,435	158,241
US Physical Therapy, Inc.	2,522	240,977
Viemed Healthcare, Inc. (a)	6,500	33,930
		31,094,408
HEALTH CARE TECHNOLOGY — 1.2%
Allscripts Healthcare Solutions, Inc. (a)	24,112	444,866
Security Description	Shares	Value
American Well Corp. Class A (a) (b)	36,000	$ 217,440
Castlight Health, Inc. Class B (a)	22,600	34,804
Certara, Inc. (a)	21,400	608,188
Change Healthcare, Inc. (a)	51,210	1,094,870
Computer Programs & Systems, Inc. (a)	2,804	82,157
Convey Holding Parent, Inc. (a)	2,600	21,736
Definitive Healthcare Corp. (a)	2,200	60,126
Evolent Health, Inc. Class A (a)	16,765	463,888
Forian, Inc. (a) (b)	3,500	31,570
Health Catalyst, Inc. (a) (b)	11,800	467,516
HealthStream, Inc. (a)	4,999	131,774
iCAD, Inc. (a)	4,000	28,800
Inspire Medical Systems, Inc. (a)	5,409	1,244,394
Multiplan Corp. (a) (b)	78,400	347,312
NantHealth, Inc. (a) (b)	9,100	9,600
NextGen Healthcare, Inc. (a)	12,000	213,480
Omnicell, Inc. (a)	8,866	1,599,781
OptimizeRx Corp. (a)	3,396	210,926
Phreesia, Inc. (a)	10,100	420,766
Schrodinger, Inc. (a)	9,008	313,749
Simulations Plus, Inc. (b)	2,997	141,758
Tabula Rasa HealthCare, Inc. (a)	4,665	69,975
Teladoc Health, Inc. (a) (b)	31,104	2,855,969
Veeva Systems, Inc. Class A (a)	28,167	7,196,105
Vocera Communications, Inc. (a)	7,034	456,085
		18,767,635
HOTELS, RESTAURANTS & LEISURE — 2.3%
Accel Entertainment, Inc. (a)	10,800	140,616
Aramark	46,840	1,726,054
Bally's Corp. (a) (b)	6,365	242,252
Biglari Holdings, Inc. Class B (a)	170	24,237
BJ's Restaurants, Inc. (a)	4,406	152,227
Bloomin' Brands, Inc. (a)	17,993	377,493
Bluegreen Vacations Holding Corp. (a)	2,648	92,945
Boyd Gaming Corp. (a)	16,398	1,075,217
Brinker International, Inc. (a)	9,330	341,385
Carrols Restaurant Group, Inc.	7,000	20,720
Century Casinos, Inc. (a)	5,361	65,297
Cheesecake Factory, Inc. (a)	9,455	370,163
Choice Hotels International, Inc.	6,956	1,085,067
Churchill Downs, Inc.	7,408	1,784,587
Chuy's Holdings, Inc. (a)	3,953	119,064
Cracker Barrel Old Country Store, Inc.	4,808	618,501
Dave & Buster's Entertainment, Inc. (a)	8,516	327,015
Del Taco Restaurants, Inc.	6,000	74,700
Denny's Corp. (a)	12,041	192,656
Dine Brands Global, Inc.	3,430	260,028

See accompanying notes to financial statements.
178

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
DraftKings, Inc. Class A (a) (b)	63,400	$ 1,741,598
Drive Shack, Inc. (a)	16,200	23,166
El Pollo Loco Holdings, Inc. (a)	3,500	49,665
Esports Technologies, Inc. (a)	2,100	43,176
Everi Holdings, Inc. (a)	16,595	354,303
F45 Training Holdings, Inc. (a)	3,900	42,471
Fiesta Restaurant Group, Inc. (a)	3,397	37,401
First Watch Restaurant Group, Inc. (a)	2,000	33,520
Full House Resorts, Inc. (a)	6,300	76,293
GAN, Ltd. (a)	7,700	70,763
Golden Entertainment, Inc. (a)	3,325	168,012
Golden Nugget Online Gaming, Inc. (a)	7,900	78,605
Hall of Fame Resort & Entertainment Co. (a) (b)	10,400	15,808
Hilton Grand Vacations, Inc. (a)	17,671	920,836
Hyatt Hotels Corp. Class A (a)	10,459	1,003,018
International Game Technology PLC (b)	20,235	584,994
Jack in the Box, Inc.	4,397	384,650
Krispy Kreme, Inc.	4,200	79,464
Kura Sushi USA, Inc. Class A (a)	800	64,672
Life Time Group Holdings, Inc. (a)	7,500	129,075
Lindblad Expeditions Holdings, Inc. (a) (b)	6,089	94,988
Marriott Vacations Worldwide Corp.	8,340	1,409,293
Monarch Casino & Resort, Inc. (a)	2,500	184,875
Nathan's Famous, Inc.	738	43,092
NEOGAMES SA (a)	1,900	52,782
Noodles & Co. (a)	7,900	71,653
ONE Group Hospitality Inc (a)	3,900	49,179
Papa John's International, Inc.	6,588	879,300
Planet Fitness, Inc. Class A (a)	17,143	1,552,813
PlayAGS, Inc. (a)	6,060	41,147
Portillo's, Inc. Class A (a)	4,600	172,684
RCI Hospitality Holdings, Inc.	1,600	124,608
Red Robin Gourmet Burgers, Inc. (a)	3,036	50,185
Red Rock Resorts, Inc. Class A	11,886	653,849
Rush Street Interactive, Inc. (a)	10,600	174,900
Ruth's Hospitality Group, Inc. (a)	8,100	161,190
Scientific Games Corp. Class A (a)	19,064	1,274,047
SeaWorld Entertainment, Inc. (a)	10,417	675,647
Shake Shack, Inc. Class A (a)	7,630	550,581
Six Flags Entertainment Corp. (a)	15,695	668,293
Target Hospitality Corp. (a)	5,600	19,936
Texas Roadhouse, Inc.	14,077	1,256,795
Security Description	Shares	Value
Travel + Leisure Co.	18,100	$ 1,000,387
Vail Resorts, Inc.	8,190	2,685,501
Wendy's Co.	35,858	855,213
Wingstop, Inc.	5,965	1,030,752
Wyndham Hotels & Resorts, Inc.	18,416	1,650,995
Xponential Fitness, Inc. Class A (a)	1,800	36,792
Yum China Holdings, Inc.	88,117	4,391,751
		36,804,942
HOUSEHOLD DURABLES — 1.1%
Aterian, Inc. (a)	5,000	20,550
Bassett Furniture Industries, Inc.	2,100	35,217
Beazer Homes USA, Inc. (a)	6,096	141,549
Casper Sleep, Inc. (a) (b)	6,200	41,416
Cavco Industries, Inc. (a)	1,876	595,911
Century Communities, Inc.	6,051	494,911
Ethan Allen Interiors, Inc.	4,300	113,047
Flexsteel Industries, Inc.	1,300	34,918
GoPro, Inc. Class A (a) (b)	26,722	275,504
Green Brick Partners, Inc. (a)	6,102	185,074
Hamilton Beach Brands Holding Co. Class A	1,317	18,912
Helen of Troy, Ltd. (a)	4,864	1,189,102
Hooker Furniture Corp.	2,200	51,216
Hovnanian Enterprises, Inc. Class A (a)	1,000	127,290
Installed Building Products, Inc.	4,914	686,584
iRobot Corp. (a) (b)	5,443	358,585
KB Home	15,500	693,315
Landsea Homes Corp. (a)	2,000	14,640
La-Z-Boy, Inc.	8,933	324,357
Legacy Housing Corp. (a)	1,520	40,234
Leggett & Platt, Inc.	27,100	1,115,436
LGI Homes, Inc. (a)	4,425	683,574
Lifetime Brands, Inc.	2,300	36,731
Lovesac Co. (a) (b)	2,487	164,789
M/I Homes, Inc. (a)	5,591	347,648
MDC Holdings, Inc.	11,555	645,116
Meritage Homes Corp. (a)	7,367	899,216
Purple Innovation, Inc. (a) (b)	12,496	165,822
Skyline Champion Corp. (a)	10,737	848,008
Snap One Holdings Corp. (a)	2,600	54,808
Sonos, Inc. (a)	24,430	728,014
Taylor Morrison Home Corp. (a)	23,258	813,100
Tempur Sealy International, Inc.	35,968	1,691,575
Toll Brothers, Inc.	22,284	1,613,139
TopBuild Corp. (a)	6,674	1,841,423
Traeger, Inc. (a)	4,300	52,288
Tri Pointe Homes, Inc. (a)	21,983	613,106
Tupperware Brands Corp. (a)	9,581	146,494
Universal Electronics, Inc. (a)	2,539	103,464
VOXX International Corp. (a)	3,700	37,629
Vuzix Corp. (a) (b)	11,200	97,104

See accompanying notes to financial statements.
179

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Weber, Inc. Class A (b)	3,300	$ 42,669
		18,183,485
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	2,300	121,049
Central Garden & Pet Co. Class A (a)	7,982	381,939
Energizer Holdings, Inc.	13,758	551,696
Oil-Dri Corp. of America	1,548	50,666
Reynolds Consumer Products, Inc. (b)	11,500	361,100
Spectrum Brands Holdings, Inc.	8,669	881,810
WD-40 Co. (b)	2,753	673,494
		3,021,754
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Brookfield Renewable Corp. Class A	26,479	975,222
Clearway Energy, Inc. Class A	6,626	221,838
Clearway Energy, Inc. Class C	16,900	608,907
Ormat Technologies, Inc. (b)	9,192	728,926
Sunnova Energy International, Inc. (a) (b)	17,600	491,392
Vistra Corp.	98,507	2,243,004
		5,269,289
INSURANCE — 2.6%
Alleghany Corp. (a)	2,582	1,723,717
Ambac Financial Group, Inc. (a)	8,794	141,144
American Equity Investment Life Holding Co.	16,772	652,766
American Financial Group, Inc.	13,419	1,842,697
American National Group, Inc.	1,531	289,114
AMERISAFE, Inc.	3,734	201,001
Arch Capital Group, Ltd. (a)	75,167	3,341,173
Argo Group International Holdings, Ltd.	6,160	357,958
Assured Guaranty, Ltd.	13,619	683,674
Athene Holding, Ltd. Class A (a)	23,323	1,943,506
Axis Capital Holdings, Ltd.	15,399	838,784
Bright Health Group, Inc. (a)	10,300	35,432
Brighthouse Financial, Inc. (a)	16,073	832,581
BRP Group, Inc. Class A (a)	9,905	357,670
Citizens, Inc. (a)	9,100	48,321
CNA Financial Corp.	6,491	286,123
CNO Financial Group, Inc.	25,179	600,267
Crawford & Co. Class A	3,000	22,470
Donegal Group, Inc. Class A	2,600	37,154
eHealth, Inc. (a)	4,707	120,029
Employers Holdings, Inc.	5,500	227,590
Enstar Group, Ltd. (a)	2,465	610,309
Erie Indemnity Co. Class A	5,118	986,034
Fidelity National Financial, Inc.	55,136	2,876,996
First American Financial Corp.	21,114	1,651,748
Genworth Financial, Inc. Class A (a)	99,482	402,902
GoHealth, Inc. Class A (a) (b)	9,400	35,626
Security Description	Shares	Value
Goosehead Insurance, Inc. Class A (b)	3,519	$ 457,752
Greenlight Capital Re, Ltd. Class A (a)	5,000	39,200
Hanover Insurance Group, Inc.	7,135	935,113
HCI Group, Inc.	1,173	97,992
Heritage Insurance Holdings, Inc.	4,799	28,218
Horace Mann Educators Corp.	8,100	313,470
Independence Holding Co.	905	51,295
Investors Title Co.	243	47,907
James River Group Holdings, Ltd.	7,100	204,551
Kemper Corp.	11,807	694,134
Kinsale Capital Group, Inc.	4,249	1,010,795
Lemonade, Inc. (a) (b)	7,600	320,036
Maiden Holdings, Ltd. (a)	13,500	41,310
Markel Corp. (a)	2,725	3,362,650
MBIA, Inc. (a)	9,397	148,379
Mercury General Corp.	5,237	277,875
MetroMile, Inc. (a)	17,500	38,325
National Western Life Group, Inc. Class A	580	124,375
NI Holdings, Inc. (a)	1,700	32,147
Old Republic International Corp.	55,462	1,363,256
Palomar Holdings, Inc. (a)	4,810	311,544
Primerica, Inc.	7,764	1,189,988
ProAssurance Corp.	10,505	265,776
Reinsurance Group of America, Inc.	13,446	1,472,203
RenaissanceRe Holdings, Ltd.	8,975	1,519,737
RLI Corp.	7,878	883,124
Safety Insurance Group, Inc.	2,786	236,894
Selective Insurance Group, Inc.	11,798	966,728
Selectquote, Inc. (a)	26,503	240,117
SiriusPoint, Ltd. (a)	17,100	139,023
State Auto Financial Corp.	3,700	191,253
Stewart Information Services Corp.	5,365	427,751
Tiptree, Inc.	4,500	62,235
Trean Insurance Group, Inc. (a)	3,400	30,294
Trupanion, Inc. (a)	7,700	1,016,631
United Fire Group, Inc.	4,163	96,540
United Insurance Holdings Corp.	3,800	16,492
Universal Insurance Holdings, Inc.	5,117	86,989
Unum Group	41,900	1,029,483
White Mountains Insurance Group, Ltd.	551	558,659
		41,477,027
INTERACTIVE MEDIA & SERVICES — 0.7%
Cargurus, Inc. (a)	19,200	645,888
Cars.com, Inc. (a)	13,400	215,606
Eventbrite, Inc. Class A (a) (b)	15,893	277,174
EverQuote, Inc. Class A (a)	3,635	56,924

See accompanying notes to financial statements.
180

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
fuboTV, Inc. (a) (b)	27,200	$ 422,144
IAC/InterActiveCorp. (a)	15,737	2,056,983
Liberty TripAdvisor Holdings, Inc. Class A (a)	14,200	30,814
MediaAlpha, Inc. Class A (a) (b)	4,000	61,760
Outbrain, Inc. (a)	1,500	21,000
Pinterest, Inc. Class A (a)	115,809	4,209,657
QuinStreet, Inc. (a)	9,698	176,407
Society Pass, Inc. (a) (b)	900	9,369
TripAdvisor, Inc. (a)	20,400	556,104
TrueCar, Inc. (a)	19,266	65,505
Vimeo, Inc. (a)	29,923	537,417
Yelp, Inc. (a)	15,091	546,898
Ziff Davis, Inc. (a)	8,606	954,061
		10,843,711
INTERNET & DIRECT MARKETING RETAIL — 0.7%
1-800-Flowers.com, Inc. Class A (a)	5,100	119,187
1stdibs.com, Inc. (a)	1,300	16,263
aka Brands Holding Corp. (a)	2,200	20,350
CarParts.com, Inc. (a)	9,700	108,640
DoorDash, Inc. Class A (a)	30,189	4,495,142
Duluth Holdings, Inc. Class B (a)	2,296	34,853
Groupon, Inc. (a) (b)	4,511	104,475
Lands' End, Inc. (a)	2,800	54,964
Liquidity Services, Inc. (a)	5,124	113,138
Lulu's Fashion Lounge Holdings, Inc. (a)	1,800	18,414
Overstock.com, Inc. (a) (b)	8,782	518,226
PetMed Express, Inc. (b)	4,568	115,388
Porch Group, Inc. (a)	15,200	236,968
Quotient Technology, Inc. (a)	17,671	131,119
Qurate Retail, Inc. Class A	73,916	561,761
RealReal, Inc. (a) (b)	16,900	196,209
Rent the Runway, Inc. Class A (a)	3,100	25,265
Revolve Group, Inc. (a)	7,400	414,696
Shutterstock, Inc.	4,850	537,768
Stitch Fix, Inc. Class A (a) (b)	16,746	316,834
Wayfair, Inc. Class A (a) (b)	15,770	2,995,827
Xometry, Inc. Class A (a) (b)	1,600	82,000
		11,217,487
IT SERVICES — 5.4%
Alliance Data Systems Corp.	9,810	653,052
Amdocs, Ltd.	26,635	1,993,363
BigCommerce Holdings, Inc. (a) (b)	10,000	353,700
Block, Inc. (a)	81,637	13,185,192
Brightcove, Inc. (a)	7,771	79,420
Cantaloupe, Inc. (a)	11,200	99,456
Cass Information Systems, Inc.	2,836	111,512
Cloudflare, Inc. Class A (a)	53,195	6,995,142
Concentrix Corp.	8,474	1,513,626
Conduent, Inc. (a)	32,600	174,084
Security Description	Shares	Value
CSG Systems International, Inc.	6,692	$ 385,593
DigitalOcean Holdings, Inc. (a)	10,300	827,399
Euronet Worldwide, Inc. (a)	10,412	1,240,798
EVERTEC, Inc.	12,100	604,758
Evo Payments, Inc. Class A (a)	10,000	256,000
ExlService Holdings, Inc. (a)	6,637	960,838
Fastly, Inc. Class A (a) (b)	22,143	784,969
Flywire Corp. (a)	12,800	487,168
Genpact, Ltd.	37,053	1,966,773
Globant SA (a)	8,294	2,605,062
GoDaddy, Inc. Class A (a)	34,592	2,935,477
GreenBox POS (a) (b)	3,400	14,280
Grid Dynamics Holdings, Inc. (a)	9,300	353,121
Hackett Group, Inc.	4,790	98,339
I3 Verticals, Inc. Class A (a)	4,200	95,718
IBEX Holdings, Ltd. (a) (b)	1,100	14,179
International Money Express, Inc. (a)	6,300	100,548
Kyndryl Holdings, Inc. (a)	45,700	827,170
Limelight Networks, Inc. (a)	25,299	86,776
LiveRamp Holdings, Inc. (a)	13,201	632,988
MAXIMUS, Inc.	12,207	972,532
MoneyGram International, Inc. (a)	17,200	135,708
MongoDB, Inc. (a) (b)	13,078	6,922,839
Okta, Inc. (a)	25,975	5,822,816
Paya Holdings, Inc. (a)	16,400	103,976
Paysafe, Ltd. (a) (b)	142,100	555,611
Perficient, Inc. (a)	6,549	846,720
Priority Technology Holdings, Inc. (a) (b)	1,965	13,912
Rackspace Technology, Inc. (a)	10,500	141,435
Remitly Global, Inc. (a)	2,300	47,426
Repay Holdings Corp. (a) (b)	18,100	330,687
Sabre Corp. (a) (b)	66,335	569,818
Shift4 Payments, Inc. Class A (a)	8,900	515,577
Snowflake, Inc. Class A (a)	40,992	13,886,040
SolarWinds Corp.	6,851	97,216
StarTek, Inc. (a)	3,400	17,748
StoneCo, Ltd. Class A (a)	45,660	769,828
Switch, Inc. Class A	23,436	671,207
Thoughtworks Holding, Inc. (a)	8,400	225,204
TTEC Holdings, Inc.	3,807	344,724
Tucows, Inc. Class A (a)	1,976	165,628
Twilio, Inc. Class A (a)	34,324	9,038,882
Unisys Corp. (a)	13,800	283,866
Verra Mobility Corp. (a) (b)	29,281	451,806
Western Union Co.	81,400	1,452,176
WEX, Inc. (a)	9,057	1,271,512
Wix.com, Ltd. (a) (b)	10,997	1,735,217
		87,826,612
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Acushnet Holdings Corp.	6,772	359,458

See accompanying notes to financial statements.
181

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
American Outdoor Brands, Inc. (a)	2,681	$ 53,432
AMMO, Inc. (a) (b)	16,400	89,380
Brunswick Corp.	15,626	1,574,007
Callaway Golf Co. (a)	22,941	629,501
Clarus Corp.	5,665	157,034
Escalade, Inc.	2,000	31,580
Genius Brands International, Inc. (a) (b)	56,900	59,745
Hayward Holdings, Inc. (a)	9,800	257,054
Johnson Outdoors, Inc. Class A	1,080	101,185
Latham Group, Inc. (a)	6,200	155,186
Malibu Boats, Inc. Class A (a)	4,065	279,387
Marine Products Corp.	1,680	21,000
MasterCraft Boat Holdings, Inc. (a)	3,665	103,829
Mattel, Inc. (a)	70,539	1,520,821
Nautilus, Inc. (a) (b)	5,700	34,941
Peloton Interactive, Inc. Class A (a)	55,603	1,988,363
Polaris, Inc.	11,503	1,264,295
Smith & Wesson Brands, Inc.	9,526	169,563
Solo Brands, Inc. Class A (a) (b)	2,200	34,386
Sturm Ruger & Co., Inc. (b)	3,685	250,654
Vista Outdoor, Inc. (a)	11,621	535,380
YETI Holdings, Inc. (a)	17,334	1,435,775
		11,105,956
LIFE SCIENCES TOOLS & SERVICES — 1.5%
10X Genomics, Inc. Class A (a)	17,445	2,598,607
Absci Corp. (a)	2,700	22,140
Adaptive Biotechnologies Corp. (a)	22,700	636,962
Akoya Biosciences, Inc. (a)	3,300	50,523
Alpha Teknova, Inc. (a)	1,300	26,624
Avantor, Inc. (a)	123,951	5,223,295
Berkeley Lights, Inc. (a) (b)	9,447	171,746
Bionano Genomics, Inc. (a) (b)	60,100	179,699
Bruker Corp.	20,697	1,736,685
ChromaDex Corp. (a)	8,700	32,538
Codex DNA, Inc. (a) (b)	1,400	15,120
Codexis, Inc. (a)	12,421	388,405
Cytek Biosciences, Inc. (a)	3,100	50,592
Fluidigm Corp. (a) (b)	14,444	56,620
Harvard Bioscience, Inc. (a)	7,700	54,285
Inotiv, Inc. (a) (b)	2,900	122,003
IsoPlexis Corp. (a) (b)	2,100	19,299
Maravai LifeSciences Holdings, Inc. Class A (a)	22,700	951,130
MaxCyte, Inc. (a) (b)	18,600	189,534
Medpace Holdings, Inc. (a)	5,801	1,262,530
NanoString Technologies, Inc. (a) (b)	9,400	396,962
NeoGenomics, Inc. (a)	23,029	785,750
Pacific Biosciences of California, Inc. (a) (b)	39,421	806,554
Personalis, Inc. (a)	7,000	99,890
Security Description	Shares	Value
QIAGEN NV (a) (b)	46,781	$ 2,600,088
Quanterix Corp. (a)	6,500	275,600
Rapid Micro Biosystems, Inc. Class A (a)	1,500	15,960
Repligen Corp. (a)	11,117	2,944,226
Seer, Inc. (a) (b)	8,200	187,042
Singular Genomics Systems, Inc. (a)	2,500	28,900
Sotera Health Co. (a)	20,800	489,840
Syneos Health, Inc. (a)	20,594	2,114,592
		24,533,741
MACHINERY — 2.9%
AGCO Corp.	12,721	1,475,890
AgEagle Aerial Systems, Inc. (a) (b)	14,000	21,980
Alamo Group, Inc.	1,989	292,741
Albany International Corp. Class A	6,271	554,670
Allison Transmission Holdings, Inc.	21,559	783,670
Altra Industrial Motion Corp.	13,468	694,545
Astec Industries, Inc.	4,506	312,131
Barnes Group, Inc.	9,314	433,939
Blue Bird Corp. (a)	3,022	47,264
Chart Industries, Inc. (a)	7,370	1,175,441
CIRCOR International, Inc. (a)	3,747	101,843
Colfax Corp. (a)	23,427	1,076,939
Columbus McKinnon Corp.	5,448	252,025
Commercial Vehicle Group, Inc. (a)	6,300	50,778
Crane Co.	9,948	1,012,010
Desktop Metal, Inc. Class A (a) (b)	39,481	195,431
Donaldson Co., Inc.	25,186	1,492,522
Douglas Dynamics, Inc.	4,873	190,339
Energy Recovery, Inc. (a)	8,300	178,367
Enerpac Tool Group Corp.	11,991	243,177
EnPro Industries, Inc.	4,045	445,233
ESCO Technologies, Inc.	5,228	470,468
Evoqua Water Technologies Corp. (a)	23,300	1,089,275
Federal Signal Corp.	12,300	533,082
Flowserve Corp.	26,400	807,840
Franklin Electric Co., Inc.	9,415	890,282
Gates Industrial Corp. PLC (a)	19,000	302,290
Gorman-Rupp Co.	4,400	196,020
Graco, Inc.	33,782	2,723,505
Greenbrier Cos., Inc.	6,194	284,243
Helios Technologies, Inc.	6,548	688,653
Hillenbrand, Inc.	14,768	767,788
Hydrofarm Holdings Group, Inc. (a) (b)	7,700	217,833
Hyliion Holdings Corp. (a) (b)	22,800	141,360
Hyster-Yale Materials Handling, Inc.	1,989	81,748
Ideanomics, Inc. (a) (b)	96,700	116,040

See accompanying notes to financial statements.
182

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
ITT, Inc.	17,288	$ 1,766,661
John Bean Technologies Corp.	6,376	979,099
Kadant, Inc.	2,290	527,799
Kennametal, Inc.	17,217	618,262
Lincoln Electric Holdings, Inc.	11,605	1,618,549
Lindsay Corp.	2,175	330,600
Luxfer Holdings PLC	5,531	106,804
Manitowoc Co., Inc (a)	6,575	122,229
Mayville Engineering Co., Inc. (a) (b)	1,690	25,198
Meritor, Inc. (a)	13,296	329,475
Middleby Corp. (a)	11,127	2,189,349
Miller Industries, Inc.	2,265	75,651
Mueller Industries, Inc.	11,484	681,690
Mueller Water Products, Inc. Class A	32,422	466,877
Nikola Corp. (a) (b)	46,500	458,955
NN, Inc. (a)	8,616	35,326
Nordson Corp.	11,713	2,989,978
Omega Flex, Inc.	651	82,644
Oshkosh Corp.	13,742	1,548,861
Park-Ohio Holdings Corp.	1,711	36,222
Proto Labs, Inc. (a)	5,485	281,655
RBC Bearings, Inc. (a)	5,622	1,135,475
REV Group, Inc.	5,400	76,410
Shyft Group, Inc.	7,129	350,248
SPX Corp. (a)	8,889	530,496
SPX FLOW, Inc.	8,300	717,784
Standex International Corp.	2,319	256,621
Tennant Co.	3,924	318,001
Terex Corp.	13,692	601,763
Timken Co.	12,958	897,860
Titan International, Inc. (a)	10,000	109,600
Toro Co.	21,474	2,145,467
Trinity Industries, Inc.	15,269	461,124
Wabash National Corp.	9,887	192,994
Watts Water Technologies, Inc. Class A	5,522	1,072,207
Welbilt, Inc. (a)	26,290	624,913
Woodward, Inc.	11,574	1,266,890
		46,371,099
MARINE — 0.1%
Costamare, Inc.	10,300	130,295
Eagle Bulk Shipping, Inc.	1,723	78,397
Genco Shipping & Trading, Ltd.	6,400	102,400
Kirby Corp. (a)	12,164	722,785
Matson, Inc.	8,482	763,634
Safe Bulkers, Inc. (a)	11,660	43,958
		1,841,469
MEDIA — 1.3%
Advantage Solutions, Inc. (a) (b)	14,600	117,092
Altice USA, Inc. Class A (a)	43,800	708,684
AMC Networks, Inc. Class A (a)	5,620	193,553
Boston Omaha Corp. Class A (a)	4,165	119,660
Security Description	Shares	Value
Cable One, Inc.	1,092	$ 1,925,687
Cardlytics, Inc. (a) (b)	6,565	433,881
Clear Channel Outdoor Holding, Inc. (a)	76,300	252,553
comScore, Inc. (a)	13,200	44,088
Daily Journal Corp. (a)	227	80,978
Digital Media Solutions, Inc. Class A (a)	800	3,824
Emerald Holding, Inc. (a)	4,400	17,468
Entercom Communications Corp. (a)	22,300	57,311
Entravision Communications Corp. Class A	11,300	76,614
EW Scripps Co. Class A	11,040	213,624
Fluent, Inc. (a) (b)	8,513	16,941
Gannett Co., Inc. (a)	27,014	143,985
Gray Television, Inc.	16,477	332,176
Hemisphere Media Group, Inc. (a)	3,000	21,810
iHeartMedia, Inc. Class A (a)	22,800	479,712
Integral Ad Science Holding Corp. (a)	3,200	71,072
John Wiley & Sons, Inc. Class A	8,740	500,540
Liberty Broadband Corp. Class A (a)	5,364	863,068
Liberty Broadband Corp. Class C (a)	28,532	4,596,505
Liberty Media Corp.-Liberty SiriusXM Class A (a)	18,804	956,183
Liberty Media Corp.-Liberty SiriusXM Class C (a)	33,043	1,680,236
Loyalty Ventures, Inc. (a)	4,024	121,002
Magnite, Inc. (a) (b)	26,627	465,972
National CineMedia, Inc.	11,700	32,877
New York Times Co. Class A	33,502	1,618,147
Nexstar Media Group, Inc. Class A	7,998	1,207,538
Scholastic Corp.	5,229	208,951
Sinclair Broadcast Group, Inc. Class A (b)	9,662	255,367
Sirius XM Holdings, Inc. (b)	181,638	1,153,401
Stagwell, Inc. (a)	12,200	105,774
TechTarget, Inc. (a)	5,500	526,130
TEGNA, Inc.	43,283	803,332
Thryv Holdings, Inc. (a)	1,500	61,695
WideOpenWest, Inc. (a)	10,236	220,279
		20,687,710
METALS & MINING — 1.2%
Alcoa Corp.	37,805	2,252,422
Allegheny Technologies, Inc. (a)	27,037	430,699
Arconic Corp. (a)	21,400	706,414
Carpenter Technology Corp.	9,355	273,072
Century Aluminum Co. (a)	9,900	163,944
Cleveland-Cliffs, Inc. (a) (b)	92,202	2,007,238
Coeur Mining, Inc. (a)	50,442	254,228
Commercial Metals Co.	23,547	854,521

See accompanying notes to financial statements.
183

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Compass Minerals International, Inc.	7,014	$ 358,275
Constellium SE (a)	25,800	462,078
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	2,200	—
Gatos Silver, Inc. (a)	8,900	92,382
Haynes International, Inc.	2,400	96,792
Hecla Mining Co.	108,516	566,453
Kaiser Aluminum Corp.	3,133	294,314
Materion Corp.	4,155	382,011
MP Materials Corp. (a) (b)	15,300	694,926
Novagold Resources, Inc. (a)	49,900	342,314
Olympic Steel, Inc.	1,800	42,300
Perpetua Resources Corp. (a)	5,300	25,175
PolyMet Mining Corp. (a)	5,800	14,500
Reliance Steel & Aluminum Co.	12,566	2,038,456
Royal Gold, Inc.	13,355	1,405,080
Ryerson Holding Corp.	3,100	80,755
Schnitzer Steel Industries, Inc. Class A	5,072	263,338
Southern Copper Corp.	17,269	1,065,670
Steel Dynamics, Inc.	38,030	2,360,522
SunCoke Energy, Inc.	16,600	109,394
TimkenSteel Corp. (a)	8,814	145,431
United States Steel Corp. (b)	53,876	1,282,788
Warrior Met Coal, Inc.	10,838	278,645
Worthington Industries, Inc.	6,572	359,225
		19,703,362
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
AFC Gamma, Inc. REIT	2,800	63,728
AGNC Investment Corp. REIT	105,579	1,587,908
Angel Oak Mortgage, Inc. REIT	1,300	21,294
Annaly Capital Management, Inc. REIT (b)	285,106	2,229,529
Apollo Commercial Real Estate Finance, Inc. REIT	27,449	361,229
Arbor Realty Trust, Inc. REIT	28,900	529,448
Ares Commercial Real Estate Corp. REIT	8,600	125,044
ARMOUR Residential REIT, Inc. (b)	18,000	176,580
Blackstone Mortgage Trust, Inc. Class A REIT	31,966	978,799
BrightSpire Capital, Inc. REIT	16,300	167,238
Broadmark Realty Capital, Inc. REIT (b)	28,709	270,726
Chimera Investment Corp. REIT (b)	47,345	713,963
Dynex Capital, Inc. REIT (b)	7,800	130,338
Ellington Financial, Inc. REIT	11,505	196,620
Franklin BSP Realty Trust, Inc.	7,334	109,570
Granite Point Mortgage Trust, Inc. REIT	10,834	126,866
Great Ajax Corp. REIT	4,486	59,036
Security Description	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	15,745	$ 836,374
Invesco Mortgage Capital, Inc. REIT (b)	65,413	181,848
KKR Real Estate Finance Trust, Inc. REIT (b)	8,100	168,723
Ladder Capital Corp. REIT	24,839	297,820
MFA Financial, Inc. REIT	86,036	392,324
New Residential Investment Corp. REIT	88,211	944,740
New York Mortgage Trust, Inc. REIT	75,188	279,699
Orchid Island Capital, Inc. REIT (b)	30,700	138,150
PennyMac Mortgage Investment Trust REIT (b)	19,124	331,419
Ready Capital Corp. REIT	11,658	182,214
Redwood Trust, Inc. REIT	22,200	292,818
TPG RE Finance Trust, Inc. REIT	11,752	144,785
Two Harbors Investment Corp. REIT	69,257	399,613
Starwood Property Trust, Inc. REIT	60,004	1,458,097
		13,896,540
MULTI-UTILITIES — 0.2%
Avista Corp.	14,000	594,860
Black Hills Corp.	12,405	875,421
MDU Resources Group, Inc.	40,337	1,243,993
NorthWestern Corp. (b)	10,255	586,176
Unitil Corp.	3,038	139,717
		3,440,167
MULTILINE RETAIL — 0.3%
Big Lots, Inc.	6,549	295,033
Dillard's, Inc. Class A	1,152	282,263
Franchise Group, Inc.	5,900	307,744
Kohl's Corp.	30,206	1,491,874
Macy's, Inc.	62,400	1,633,632
Nordstrom, Inc. (a) (b)	22,600	511,212
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	13,369	684,359
		5,206,117
OIL, GAS & CONSUMABLE FUELS — 2.2%
Aemetis, Inc. (a)	5,200	63,960
Alto Ingredients, Inc. (a)	13,700	65,897
Altus Midstream Co. Class A	900	55,179
Antero Midstream Corp.	68,000	658,240
Antero Resources Corp. (a)	57,674	1,009,295
Arch Resources, Inc. (b)	2,994	273,412
Berry Corp.	13,400	112,828
Brigham Minerals, Inc. Class A	9,500	200,355
California Resources Corp.	16,200	691,902
Callon Petroleum Co. (a) (b)	9,600	453,600

See accompanying notes to financial statements.
184

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Centennial Resource Development, Inc. Class A (a)	35,700	$ 213,486
Centrus Energy Corp. Class A (a)	1,900	94,829
Cheniere Energy, Inc.	48,259	4,894,428
Chesapeake Energy Corp. (b)	21,243	1,370,598
Civitas Resources, Inc.	8,746	428,292
Clean Energy Fuels Corp. (a)	30,800	188,804
CNX Resources Corp. (a)	41,281	567,614
Comstock Resources, Inc. (a)	17,900	144,811
CONSOL Energy, Inc. (a)	6,725	152,725
Continental Resources, Inc.	13,350	597,546
Crescent Energy, Inc. Class A (a) (b)	5,579	70,742
CVR Energy, Inc.	5,700	95,817
Delek US Holdings, Inc. (a)	14,204	212,918
Denbury, Inc. (a)	10,200	781,218
DHT Holdings, Inc.	27,371	142,055
Dorian LPG, Ltd.	5,958	75,607
DTE Midstream LLC (a)	19,700	945,206
Earthstone Energy, Inc. Class A (a)	4,885	53,442
Energy Fuels, Inc. (a) (b)	31,701	241,879
EQT Corp. (a)	61,796	1,347,771
Equitrans Midstream Corp.	81,040	837,954
Falcon Minerals Corp.	7,600	37,012
Frontline, Ltd. (a) (b)	23,700	167,559
Gevo, Inc. (a) (b)	38,400	164,352
Golar LNG, Ltd. (a)	20,155	249,720
Green Plains, Inc. (a) (b)	9,938	345,445
HighPeak Energy, Inc.	1,000	14,640
HollyFrontier Corp.	30,300	993,234
International Seaways, Inc.	9,118	133,852
Kosmos Energy, Ltd. (a)	93,700	324,202
Laredo Petroleum, Inc. (a) (b)	2,500	150,325
Magnolia Oil & Gas Corp. Class A (b)	29,300	552,891
Matador Resources Co.	22,702	838,158
Murphy Oil Corp.	29,000	757,190
New Fortress Energy, Inc. (b)	5,300	127,942
Nordic American Tankers, Ltd.	41,140	69,527
Northern Oil and Gas, Inc. (b)	11,100	228,438
Oasis Petroleum, Inc.	3,900	491,361
Ovintiv, Inc.	52,767	1,778,248
Par Pacific Holdings, Inc. (a)	9,989	164,719
PBF Energy, Inc. Class A (a)	18,952	245,807
PDC Energy, Inc.	19,791	965,405
Peabody Energy Corp. (a)	17,803	179,276
Range Resources Corp. (a)	48,372	862,473
Ranger Oil Corp. Class A (a)	4,019	108,191
Renewable Energy Group, Inc. (a)	9,325	395,753
REX American Resources Corp. (a)	1,035	99,360
Riley Exploration Permian, Inc. (b)	500	9,660
Scorpio Tankers, Inc.	9,699	124,244
Security Description	Shares	Value
SFL Corp., Ltd.	26,000	$ 211,900
SM Energy Co.	24,256	715,067
Southwestern Energy Co. (a)	206,449	962,052
Talos Energy, Inc. (a)	7,200	70,560
Targa Resources Corp.	45,507	2,377,286
Teekay Corp. (a)	13,200	41,448
Teekay Tankers, Ltd. Class A (a)	4,500	49,050
Tellurian, Inc. (a) (b)	78,027	240,323
Texas Pacific Land Corp.	1,181	1,474,915
Uranium Energy Corp. (a) (b)	51,400	172,190
Ur-Energy, Inc. (a)	35,500	43,310
W&T Offshore, Inc. (a)	23,800	76,874
Whiting Petroleum Corp. (a)	8,002	517,569
World Fuel Services Corp.	13,135	347,683
		34,921,621
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	3,207	117,601
Glatfelter Corp.	8,500	146,200
Louisiana-Pacific Corp.	17,618	1,380,370
Neenah, Inc.	3,745	173,318
Schweitzer-Mauduit International, Inc.	6,821	203,948
Sylvamo Corp. (a)	7,200	200,808
Verso Corp. Class A	5,200	140,504
		2,362,749
PERSONAL PRODUCTS — 0.3%
Beauty Health Co (a) (b)	17,100	413,136
BellRing Brands, Inc. Class A (a)	8,471	241,678
Coty, Inc. Class A (a)	68,800	722,400
Edgewell Personal Care Co.	10,679	488,137
elf Beauty, Inc. (a)	9,400	312,174
Herbalife Nutrition, Ltd. (a)	20,976	858,548
Honest Co. Inc (a) (b)	16,200	131,058
Inter Parfums, Inc.	3,570	381,633
Medifast, Inc.	2,326	487,134
Nature's Sunshine Products, Inc.	2,400	44,400
Nu Skin Enterprises, Inc. Class A	9,958	505,368
Olaplex Holdings, Inc. (a)	16,700	486,471
Revlon, Inc. Class A (a)	1,300	14,742
Thorne HealthTech, Inc. (a)	2,600	16,146
USANA Health Sciences, Inc. (a)	2,404	243,285
Veru, Inc. (a)	12,400	73,036
		5,419,346
PHARMACEUTICALS — 1.1%
9 Meters Biopharma, Inc. (a)	44,200	43,259
Aclaris Therapeutics, Inc. (a)	10,137	147,392
Aerie Pharmaceuticals, Inc. (a) (b)	8,000	56,160
Amneal Pharmaceuticals, Inc. (a)	18,790	90,004

See accompanying notes to financial statements.
185

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Amphastar Pharmaceuticals, Inc. (a)	7,327	$ 170,646
Ampio Pharmaceuticals, Inc. (a)	38,100	21,717
Angion Biomedica Corp. (a)	4,300	12,470
ANI Pharmaceuticals, Inc. (a)	2,433	112,113
Antares Pharma, Inc. (a)	33,000	117,810
Arvinas, Inc. (a)	9,596	788,216
Atea Pharmaceuticals, Inc. (a)	12,400	110,856
Athira Pharma, Inc. (a) (b)	6,200	80,786
Axsome Therapeutics, Inc. (a) (b)	5,500	207,790
BioDelivery Sciences International, Inc. (a)	17,300	53,630
Cara Therapeutics, Inc. (a)	8,800	107,184
Cassava Sciences, Inc. (a) (b)	7,500	327,750
Citius Pharmaceuticals, Inc. (a) (b)	21,500	33,110
Collegium Pharmaceutical, Inc. (a) (b)	6,967	130,144
Corcept Therapeutics, Inc. (a) (b)	18,984	375,883
CorMedix, Inc. (a) (b)	7,300	33,215
Cymabay Therapeutics, Inc. (a)	23,130	78,179
DICE Therapeutics, Inc. (a)	2,700	68,337
Durect Corp. (a) (b)	44,600	43,971
Edgewise Therapeutics, Inc. (a)	7,441	113,699
Elanco Animal Health, Inc. (a)	91,856	2,606,873
Endo International PLC (a)	45,400	170,704
Esperion Therapeutics, Inc. (a) (b)	5,500	27,500
Evolus, Inc. (a) (b)	6,100	39,711
EyePoint Pharmaceuticals, Inc. (a)	4,100	50,184
Fulcrum Therapeutics, Inc. (a) (b)	5,100	90,219
Harmony Biosciences Holdings, Inc. (a)	4,900	208,936
Ikena Oncology, Inc. (a)	5,300	66,462
Innoviva, Inc. (a)	8,553	147,539
Intra-Cellular Therapies, Inc. (a)	14,425	755,005
Jazz Pharmaceuticals PLC (a)	12,206	1,555,044
Kala Pharmaceuticals, Inc. (a) (b)	9,300	11,253
Kaleido Biosciences, Inc. (a)	4,400	10,516
KemPharm, Inc. (a) (b)	5,400	47,034
Landos Biopharma, Inc. (a)	1,200	5,760
Marinus Pharmaceuticals, Inc. (a) (b)	7,472	88,767
Mind Medicine MindMed, Inc. (a)	67,100	92,598
Nektar Therapeutics (a) (b)	37,800	510,678
NGM Biopharmaceuticals, Inc. (a)	6,060	107,323
Nuvation Bio, Inc. (a) (b)	33,300	283,050
Ocular Therapeutix, Inc. (a) (b)	14,600	101,762
Omeros Corp. (a) (b)	12,093	77,758
Security Description	Shares	Value
Oramed Pharmaceuticals, Inc. (a)	5,800	$ 82,824
Pacira BioSciences, Inc. (a)	9,037	543,756
Paratek Pharmaceuticals, Inc. (a) (b)	9,700	43,553
Perrigo Co. PLC	26,900	1,046,410
Phathom Pharmaceuticals, Inc. (a) (b)	4,100	80,647
Phibro Animal Health Corp. Class A	3,900	79,638
Pliant Therapeutics, Inc. (a) (b)	4,600	62,100
Prestige Consumer Healthcare, Inc. (a)	10,216	619,600
Provention Bio, Inc. (a) (b)	10,600	59,572
Rain Therapeutics, Inc. (a)	2,900	37,352
Reata Pharmaceuticals, Inc. Class A (a) (b)	5,336	140,710
Relmada Therapeutics, Inc. (a) (b)	3,000	67,590
Revance Therapeutics, Inc. (a) (b)	13,774	224,792
Royalty Pharma PLC Class A	67,042	2,671,624
Seelos Therapeutics, Inc. (a) (b)	19,800	32,274
SIGA Technologies, Inc. (a)	9,900	74,448
Supernus Pharmaceuticals, Inc. (a)	9,700	282,852
Tarsus Pharmaceuticals, Inc. (a)	1,600	36,000
Terns Pharmaceuticals, Inc. (a)	2,700	19,089
TherapeuticsMD, Inc. (a) (b)	78,400	27,871
Theravance Biopharma, Inc. (a) (b)	11,704	129,329
Theseus Pharmaceuticals, Inc. (a)	2,200	27,896
Ventyx Biosciences, Inc. (a)	2,000	39,720
Verrica Pharmaceuticals, Inc. (a) (b)	2,400	21,984
WaVe Life Sciences, Ltd. (a)	7,610	23,895
Zogenix, Inc. (a) (b)	11,141	181,041
		17,035,564
PROFESSIONAL SERVICES — 1.9%
Acacia Research Corp. (a)	10,000	51,300
ASGN, Inc. (a)	10,135	1,250,659
Atlas Technical Consultants, Inc. (a)	2,700	22,734
Barrett Business Services, Inc.	1,439	99,377
Booz Allen Hamilton Holding Corp.	27,352	2,319,176
CACI International, Inc. Class A (a)	4,671	1,257,480
CBIZ, Inc. (a)	9,700	379,464
Clarivate PLC (a) (b)	89,400	2,102,688
CoStar Group, Inc. (a)	80,689	6,376,852
CRA International, Inc.	1,445	134,905
Dun & Bradstreet Holdings, Inc. (a) (b)	33,062	677,440
Exponent, Inc.	10,509	1,226,716
First Advantage Corp. (a)	11,600	220,864

See accompanying notes to financial statements.
186

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Forrester Research, Inc. (a)	2,200	$ 129,206
Franklin Covey Co. (a)	2,783	129,020
FTI Consulting, Inc. (a)	6,808	1,044,483
Heidrick & Struggles International, Inc.	4,200	183,666
HireQuest, Inc.	1,000	20,160
HireRight Holdings Corp. (a)	4,300	68,800
Huron Consulting Group, Inc. (a)	4,331	216,117
ICF International, Inc.	3,812	390,921
Insperity, Inc.	7,210	851,573
KBR, Inc.	28,026	1,334,598
Kelly Services, Inc. Class A	7,095	118,983
Kforce, Inc.	4,254	319,986
Korn Ferry	10,757	814,628
LEGALZOOMCOM INC (a)	3,700	59,459
ManpowerGroup, Inc.	10,935	1,064,303
ManTech International Corp. Class A	5,658	412,638
Mistras Group, Inc. (a)	4,258	31,637
Rekor Systems, Inc. (a) (b)	6,100	39,955
Resources Connection, Inc.	6,300	112,392
Science Applications International Corp.	11,782	984,857
Sterling Check Corp. (a)	3,200	65,632
TransUnion	39,362	4,667,546
TriNet Group, Inc. (a)	8,100	771,606
TrueBlue, Inc. (a)	6,807	188,350
Upwork, Inc. (a)	23,924	817,244
Willdan Group, Inc. (a)	2,171	76,419
		31,033,834
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Cushman & Wakefield PLC (a) (b)	28,206	627,301
Douglas Elliman, Inc.	13,998	160,977
eXp World Holdings, Inc. (b)	13,000	437,970
Fathom Holdings, Inc. (a) (b)	1,000	20,460
Forestar Group, Inc. (a)	3,406	74,081
FRP Holdings, Inc. (a)	1,289	74,504
Howard Hughes Corp. (a)	8,538	868,998
Jones Lang LaSalle, Inc. (a)	10,207	2,749,153
Kennedy-Wilson Holdings, Inc.	23,357	557,765
Marcus & Millichap, Inc. (a)	4,646	239,083
Newmark Group, Inc. Class A	29,212	546,264
Opendoor Technologies, Inc. (a)	94,000	1,373,340
Rafael Holdings, Inc. Class B (a)	1,802	9,190
RE/MAX Holdings, Inc. Class A	3,700	112,813
Realogy Holdings Corp. (a)	22,495	378,141
Redfin Corp. (a) (b)	21,700	833,063
RMR Group, Inc. Class A	3,007	104,283
St. Joe Co.	6,900	359,145
Tejon Ranch Co. (a)	4,000	76,320
Zillow Group, Inc. Class A (a)	13,012	809,607
Security Description	Shares	Value
Zillow Group, Inc. Class C (a) (b)	34,114	$ 2,178,179
		12,590,637
ROAD & RAIL — 1.9%
AMERCO	1,844	1,339,168
ArcBest Corp.	5,167	619,265
Avis Budget Group, Inc. (a)	8,172	1,694,628
Covenant Logistics Group, Inc. (a)	2,245	59,335
Daseke, Inc. (a)	8,664	86,986
Heartland Express, Inc.	9,155	153,987
HyreCar, Inc. (a) (b)	3,600	16,956
Knight-Swift Transportation Holdings, Inc.	32,316	1,969,337
Landstar System, Inc.	7,758	1,388,837
Lyft, Inc. Class A (a)	59,910	2,559,954
Marten Transport, Ltd.	11,448	196,448
PAM Transportation Services, Inc. (a)	700	49,707
Ryder System, Inc.	10,639	876,973
Saia, Inc. (a)	5,255	1,771,093
Schneider National, Inc. Class B	10,300	277,173
TuSimple Holdings, Inc. Class A (a)	27,400	982,290
Uber Technologies, Inc. (a)	332,672	13,948,937
Universal Logistics Holdings, Inc.	1,529	28,837
US Xpress Enterprises, Inc. Class A (a)	5,098	29,925
Werner Enterprises, Inc.	12,000	571,920
XPO Logistics, Inc. (a)	19,490	1,509,111
Yellow Corp. (a)	9,600	120,864
		30,251,731
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Allegro MicroSystems, Inc. (a) (b)	8,500	307,530
Alpha & Omega Semiconductor, Ltd. (a)	4,387	265,677
Ambarella, Inc. (a)	7,129	1,446,403
Amkor Technology, Inc.	20,335	504,105
Atomera, Inc. (a) (b)	4,000	80,480
Axcelis Technologies, Inc. (a)	6,785	505,890
AXT, Inc. (a)	7,453	65,661
Azenta, Inc.	14,841	1,530,255
CEVA, Inc. (a)	4,871	210,622
Cirrus Logic, Inc. (a)	11,540	1,061,911
CMC Materials, Inc.	5,701	1,092,825
Cohu, Inc. (a)	9,791	372,939
Diodes, Inc. (a)	8,892	976,430
Entegris, Inc.	27,651	3,831,875
First Solar, Inc. (a)	21,557	1,878,908
FormFactor, Inc. (a)	16,246	742,767
GLOBALFOUNDRIES, Inc. (a)	10,700	695,179
Ichor Holdings, Ltd. (a)	5,799	266,928
Impinj, Inc. (a) (b)	3,852	341,672

See accompanying notes to financial statements.
187

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Kopin Corp. (a) (b)	15,200	$ 62,168
Kulicke & Soffa Industries, Inc.	12,400	750,696
Lattice Semiconductor Corp. (a)	26,925	2,074,840
MACOM Technology Solutions Holdings, Inc. (a)	9,752	763,582
Marvell Technology, Inc.	168,691	14,758,776
MaxLinear, Inc. (a)	14,296	1,077,775
Meta Materials, Inc. (a) (b)	42,350	104,181
MKS Instruments, Inc.	11,175	1,946,350
NeoPhotonics Corp. (a)	9,900	152,163
NVE Corp.	1,186	81,004
ON Semiconductor Corp. (a)	87,103	5,916,036
Onto Innovation, Inc. (a)	9,757	987,701
PDF Solutions, Inc. (a)	6,329	201,199
Photronics, Inc. (a)	11,593	218,528
Power Integrations, Inc.	12,022	1,116,724
Rambus, Inc. (a)	22,001	646,609
Semtech Corp. (a)	12,900	1,147,197
Silicon Laboratories, Inc. (a)	7,867	1,623,906
SiTime Corp. (a)	3,135	917,113
SkyWater Technology, Inc. (a) (b)	1,600	25,952
SMART Global Holdings, Inc. (a) (b)	3,690	261,953
SunPower Corp. (a) (b)	16,355	341,329
Synaptics, Inc. (a)	7,790	2,255,283
Ultra Clean Holdings, Inc. (a)	8,998	516,125
Universal Display Corp.	8,786	1,449,953
Veeco Instruments, Inc. (a)	10,408	296,316
Wolfspeed, Inc. (a)	23,401	2,615,530
		58,487,046
SOFTWARE — 12.4%
8x8, Inc. (a) (b)	23,200	388,832
A10 Networks, Inc.	11,700	193,986
ACI Worldwide, Inc. (a)	23,986	832,314
Agilysys, Inc. (a)	4,357	193,712
Alarm.com Holdings, Inc. (a)	9,700	822,657
Alkami Technology, Inc. (a) (b)	5,400	108,324
Altair Engineering, Inc. Class A (a) (b)	9,353	723,174
Alteryx, Inc. Class A (a) (b)	12,222	739,431
American Software, Inc. Class A	6,100	159,637
Anaplan, Inc. (a)	29,324	1,344,505
Appfolio, Inc. Class A (a) (b)	3,864	467,776
Appian Corp. (a)	8,082	527,027
Arteris, Inc. (a)	1,000	21,110
Asana, Inc. Class A (a) (b)	14,400	1,073,520
Aspen Technology, Inc. (a)	13,525	2,058,505
Atlassian Corp. PLC Class A (a)	28,712	10,947,599
Avalara, Inc. (a)	17,640	2,277,500
Avaya Holdings Corp. (a)	17,088	338,342
AvidXchange Holdings, Inc. (a) (b)	4,900	73,794
Benefitfocus, Inc. (a) (b)	4,941	52,671
Bentley Systems, Inc. Class B	28,400	1,372,572
Bill.Com Holdings, Inc. (a)	18,908	4,710,928
Security Description	Shares	Value
Black Knight, Inc. (a)	31,319	$ 2,596,032
Blackbaud, Inc. (a)	9,533	752,916
Blackline, Inc. (a)	10,962	1,135,005
Bottomline Technologies DE, Inc. (a)	9,100	513,877
Box, Inc. Class A (a)	28,527	747,122
BTRS Holdings, Inc. Class A (a)	12,600	98,532
C3.ai, Inc. Class A (a) (b)	12,300	384,375
CDK Global, Inc.	24,028	1,002,929
Cerence, Inc. (a) (b)	7,579	580,855
ChannelAdvisor Corp. (a)	6,400	157,952
Cleanspark, Inc. (a) (b)	6,400	60,928
CommVault Systems, Inc. (a)	9,220	635,442
Consensus Cloud Solutions, Inc. (a)	3,268	189,119
CoreCard Corp. (a)	1,383	53,660
Couchbase, Inc. (a)	1,800	44,928
Coupa Software, Inc. (a)	15,068	2,381,497
Crowdstrike Holdings, Inc. Class A (a)	40,606	8,314,079
CS Disco, Inc. (a)	1,400	50,050
Datadog, Inc. Class A (a)	52,362	9,326,196
Datto Holding Corp. (a) (b)	4,700	123,845
Digimarc Corp. (a) (b)	2,440	96,331
Digital Turbine, Inc. (a) (b)	17,986	1,096,966
DocuSign, Inc. (a)	39,749	6,054,170
Dolby Laboratories, Inc. Class A	13,224	1,259,189
Domo, Inc. Class B (a)	5,744	284,902
DoubleVerify Holdings, Inc. (a)	10,800	359,424
Dropbox, Inc. Class A (a)	61,142	1,500,425
Duck Creek Technologies, Inc. (a)	15,000	451,650
Dynatrace, Inc. (a)	40,400	2,438,140
E2open Parent Holdings, Inc. (a) (b)	40,400	454,904
Ebix, Inc. (b)	5,298	161,059
eGain Corp. (a)	3,994	39,860
Elastic NV (a)	15,120	1,861,121
Enfusion, Inc. Class A (a)	4,200	87,948
EngageSmart, Inc. (a)	3,100	74,772
Envestnet, Inc. (a)	10,799	856,793
Everbridge, Inc. (a)	8,014	539,583
EverCommerce, Inc. (a)	3,300	51,975
Fair Isaac Corp. (a)	5,395	2,339,650
Five9, Inc. (a)	13,896	1,908,199
GTY Technology Holdings, Inc. (a)	6,600	44,220
Guidewire Software, Inc. (a) (b)	17,274	1,961,117
HubSpot, Inc. (a)	9,304	6,132,732
Informatica, Inc. Class A (a)	6,600	244,068
Instructure Holdings, Inc. (a)	2,400	57,552
Intapp, Inc. (a)	1,900	47,804
InterDigital, Inc.	6,373	456,498
Jamf Holding Corp. (a) (b)	11,100	421,911
JFrog, Ltd. (a)	11,000	326,700
Kaltura, Inc. (a)	3,300	11,121
LivePerson, Inc. (a) (b)	13,500	482,220

See accompanying notes to financial statements.
188

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Mandiant, Inc. (a)	48,747	$ 855,022
Manhattan Associates, Inc. (a)	12,828	1,994,626
Marathon Digital Holdings, Inc. (a) (b)	19,300	634,198
McAfee Corp. Class A	17,000	438,430
MeridianLink, Inc. (a)	2,400	51,792
MicroStrategy, Inc. Class A (a) (b)	1,735	944,690
Mimecast, Ltd. (a)	12,205	971,152
Mitek Systems, Inc. (a) (b)	8,261	146,633
Model N, Inc. (a) (b)	7,556	226,907
Momentive Global, Inc. (a)	26,426	558,910
N-Able, Inc. (a)	7,752	86,047
nCino, Inc. (a)	11,600	636,376
NCR Corp. (a)	25,867	1,039,853
New Relic, Inc. (a)	10,631	1,168,985
Nuance Communications, Inc. (a)	58,246	3,222,169
Nutanix, Inc. Class A (a)	43,547	1,387,407
ON24, Inc. (a)	5,200	90,220
OneSpan, Inc. (a)	6,997	118,459
Pagerduty, Inc. (a) (b)	16,798	583,731
Palantir Technologies, Inc. Class A (a) (b)	342,100	6,229,641
Palo Alto Networks, Inc. (a) (b)	19,668	10,950,356
Paycor HCM, Inc. (a) (b)	6,400	184,384
Paylocity Holding Corp. (a)	7,997	1,888,572
Pegasystems, Inc.	8,436	943,314
Ping Identity Holding Corp. (a)	12,600	288,288
Procore Technologies, Inc. (a) (b)	12,300	983,631
Progress Software Corp.	8,938	431,437
PROS Holdings, Inc. (a)	7,900	272,471
Q2 Holdings, Inc. (a)	11,138	884,803
Qualys, Inc. (a)	6,795	932,410
Rapid7, Inc. (a)	11,325	1,332,839
Rimini Street, Inc. (a) (b)	8,200	48,954
RingCentral, Inc. Class A (a)	16,878	3,162,093
Riot Blockchain, Inc. (a) (b)	18,314	408,952
SailPoint Technologies Holding, Inc. (a)	18,303	884,767
Sapiens International Corp. NV	6,100	210,145
SecureWorks Corp. Class A (a)	1,895	30,263
ShotSpotter, Inc. (a) (b)	1,600	47,232
Smartsheet, Inc. Class A (a)	25,055	1,940,510
Smith Micro Software, Inc. (a)	9,400	46,248
Splunk, Inc. (a)	33,303	3,853,823
Sprout Social, Inc. Class A (a)	9,247	838,610
SPS Commerce, Inc. (a)	7,297	1,038,728
SS&C Technologies Holdings, Inc.	45,981	3,769,522
Stronghold Digital Mining, Inc. Class A (a)	1,400	17,990
Sumo Logic, Inc. (a)	18,415	249,707
Telos Corp. (a) (b)	7,700	118,734
Tenable Holdings, Inc. (a)	18,800	1,035,316
Teradata Corp. (a)	21,875	929,031
Security Description	Shares	Value
Trade Desk, Inc. Class A (a)	89,476	$ 8,199,581
Unity Software, Inc. (a)	31,000	4,432,690
Upland Software, Inc. (a)	5,700	102,258
Varonis Systems, Inc. (a)	21,679	1,057,502
Verint Systems, Inc. (a)	12,929	678,902
Veritone, Inc. (a) (b)	5,500	123,640
Viant Technology, Inc. Class A (a)	2,200	21,351
VirnetX Holding Corp. (a) (b)	13,400	34,840
VMware, Inc. Class A	45,893	5,318,081
Vonage Holdings Corp. (a)	48,900	1,016,631
Weave Communications, Inc. (a)	1,400	21,252
Workday, Inc. Class A (a)	39,094	10,679,699
Workiva, Inc. (a)	8,700	1,135,263
Xperi Holding Corp.	21,636	409,137
Yext, Inc. (a) (b)	23,907	237,157
Zendesk, Inc. (a)	24,535	2,558,755
Zoom Video Communications, Inc. Class A (a)	44,825	8,243,766
Zscaler, Inc. (a)	16,229	5,214,865
Zuora, Inc. Class A (a)	22,900	427,772
		199,701,779
SPECIALTY RETAIL — 2.6%
Aaron's Co., Inc.	6,448	158,943
Abercrombie & Fitch Co. Class A (a)	11,842	412,457
Academy Sports & Outdoors, Inc. (a)	15,700	689,230
American Eagle Outfitters, Inc. (b)	30,828	780,565
America's Car-Mart, Inc. (a)	1,251	128,102
Arko Corp. (a)	23,800	208,726
Asbury Automotive Group, Inc. (a)	4,702	812,176
AutoNation, Inc. (a)	8,369	977,918
Barnes & Noble Education, Inc. (a)	10,200	69,462
Bed Bath & Beyond, Inc. (a) (b)	20,546	299,561
Big 5 Sporting Goods Corp. (b)	4,200	79,842
Boot Barn Holdings, Inc. (a)	5,900	725,995
Buckle, Inc.	5,787	244,848
Burlington Stores, Inc. (a)	13,714	3,997,768
Caleres, Inc.	7,090	160,801
Camping World Holdings, Inc. Class A (b)	8,327	336,411
CarLotz, Inc. (a) (b)	14,000	31,780
Carvana Co. (a) (b)	16,095	3,730,660
Cato Corp. Class A	3,900	66,924
Chico's FAS, Inc. (a)	22,953	123,487
Children's Place, Inc. (a)	2,742	217,413
Citi Trends, Inc. (a)	1,700	161,075
Conn's, Inc. (a)	3,522	82,837
Container Store Group, Inc. (a)	6,073	60,609
Designer Brands, Inc. Class A (a) (b)	11,956	169,895

See accompanying notes to financial statements.
189

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Dick's Sporting Goods, Inc. (b)	12,682	$ 1,458,303
Five Below, Inc. (a)	11,124	2,301,444
Floor & Decor Holdings, Inc. Class A (a)	20,956	2,724,490
Foot Locker, Inc.	18,131	791,056
GameStop Corp. Class A (a) (b)	13,006	1,929,960
Genesco, Inc. (a)	2,905	186,414
Group 1 Automotive, Inc.	3,508	684,832
GrowGeneration Corp. (a)	10,500	137,025
Guess?, Inc. (b)	7,800	184,704
Haverty Furniture Cos., Inc.	3,205	97,977
Hibbett, Inc.	3,134	225,429
JOANN, Inc. (b)	2,500	25,950
Kirkland's, Inc. (a) (b)	2,900	43,297
Lazydays Holdings, Inc. (a)	1,600	34,464
Leslie's, Inc. (a) (b)	27,571	652,330
Lithia Motors, Inc.	5,929	1,760,617
Lumber Liquidators Holdings, Inc. (a)	5,659	96,599
MarineMax, Inc. (a)	4,176	246,551
Monro, Inc.	6,798	396,119
Murphy USA, Inc.	4,870	970,299
National Vision Holdings, Inc. (a)	16,525	793,035
ODP Corp. (a)	9,218	362,083
OneWater Marine, Inc. Class A	2,000	121,940
Party City Holdco, Inc. (a) (b)	21,300	118,641
Penske Automotive Group, Inc.	6,389	685,029
Petco Health & Wellness Co., Inc. (a) (b)	11,200	221,648
Rent-A-Center, Inc.	13,354	641,526
RH (a)	3,560	1,907,946
Sally Beauty Holdings, Inc. (a)	23,248	429,158
Shift Technologies, Inc. (a) (b)	12,400	42,284
Shoe Carnival, Inc.	3,400	132,872
Signet Jewelers, Ltd.	10,700	931,221
Sleep Number Corp. (a)	4,517	346,002
Sonic Automotive, Inc. Class A	4,236	209,470
Sportsman's Warehouse Holdings, Inc. (a)	8,470	99,946
Tilly's, Inc. Class A	6,237	100,478
Torrid Holdings, Inc. (a)	2,500	24,700
TravelCenters of America, Inc. (a)	2,400	123,888
Urban Outfitters, Inc. (a)	13,250	389,020
Victoria's Secret & Co. (a)	15,300	849,762
Vroom, Inc. (a) (b)	23,100	249,249
Williams-Sonoma, Inc.	14,980	2,533,567
Winmark Corp.	745	184,976
Zumiez, Inc. (a)	5,100	244,749
		41,418,535
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	24,665	531,284
Avid Technology, Inc. (a)	7,597	247,435
Corsair Gaming, Inc. (a)	5,300	111,353
Security Description	Shares	Value
Dell Technologies, Inc. Class C (a)	55,270	$ 3,104,516
Diebold Nixdorf, Inc. (a)	15,936	144,221
Eastman Kodak Co. (a) (b)	8,800	41,184
Pure Storage, Inc. Class A (a)	54,975	1,789,436
Quantum Corp. (a)	14,600	80,592
Super Micro Computer, Inc. (a)	8,915	391,814
Turtle Beach Corp. (a)	3,000	66,780
Xerox Holdings Corp.	28,400	642,976
		7,151,591
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings, Ltd. (a)	29,891	1,940,225
Carter's, Inc.	8,460	856,321
Columbia Sportswear Co.	8,020	781,469
Crocs, Inc. (a)	11,620	1,489,916
Deckers Outdoor Corp. (a)	5,540	2,029,357
Fossil Group, Inc. (a)	9,200	94,668
G-III Apparel Group, Ltd. (a)	8,681	239,943
Hanesbrands, Inc.	70,700	1,182,104
Kontoor Brands, Inc. (b)	10,600	543,250
Lululemon Athletica, Inc. (a)	23,504	9,200,641
Movado Group, Inc.	3,061	128,042
Oxford Industries, Inc.	3,330	338,062
PLBY Group, Inc. (a)	5,600	149,184
Rocky Brands, Inc.	1,305	51,939
Skechers U.S.A., Inc. Class A (a)	26,734	1,160,255
Steven Madden, Ltd.	16,613	772,006
Superior Group of Cos., Inc.	2,300	50,462
Unifi, Inc. (a)	2,610	60,421
Vera Bradley, Inc. (a)	5,000	42,550
Wolverine World Wide, Inc.	16,780	483,432
		21,594,247
THRIFTS & MORTGAGE FINANCE — 0.7%
Axos Financial, Inc. (a)	11,632	650,345
Blue Foundry Bancorp (a)	5,600	81,928
Bridgewater Bancshares, Inc. (a)	4,050	71,645
Capitol Federal Financial, Inc.	28,000	317,240
Columbia Financial, Inc. (a)	8,700	181,482
Enact Holdings, Inc.	2,900	59,943
Essent Group, Ltd.	21,444	976,345
Federal Agricultural Mortgage Corp. Class C	1,732	214,647
Finance Of America Cos., Inc. Class A (a) (b)	1,800	7,146
Flagstar Bancorp, Inc.	10,225	490,187
FS Bancorp, Inc.	1,470	49,436
Hingham Institution for Savings	268	112,528
Home Bancorp, Inc.	1,500	62,265
Home Point Capital, Inc. (b)	1,900	8,550
Kearny Financial Corp.	14,151	187,501
Luther Burbank Corp.	3,400	47,736
Merchants Bancorp	1,900	89,927
MGIC Investment Corp.	64,489	929,931

See accompanying notes to financial statements.
190

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Mr Cooper Group, Inc. (a)	12,360	$ 514,300
New York Community Bancorp, Inc.	90,423	1,104,065
NMI Holdings, Inc. Class A (a)	16,565	361,945
Northfield Bancorp, Inc.	8,580	138,653
Northwest Bancshares, Inc.	25,676	363,572
Ocwen Financial Corp. (a)	1,600	63,952
PCSB Financial Corp.	2,696	51,332
PennyMac Financial Services, Inc.	6,097	425,449
Pioneer Bancorp, Inc. (a) (b)	2,400	27,168
Premier Financial Corp.	7,297	225,550
Provident Bancorp, Inc.	3,114	57,920
Provident Financial Services, Inc.	14,856	359,812
Radian Group, Inc.	35,654	753,369
Rocket Cos., Inc. Class A (b)	27,600	386,400
Southern Missouri Bancorp, Inc.	1,500	78,255
TFS Financial Corp.	11,417	204,022
TrustCo Bank Corp.	4,319	143,866
UWM Holdings Corp. (b)	18,700	110,704
Velocity Financial, Inc. (a) (b)	1,600	21,920
Walker & Dunlop, Inc.	5,840	881,139
Washington Federal, Inc.	13,017	434,507
Waterstone Financial, Inc.	4,100	89,626
WSFS Financial Corp.	9,190	460,603
		11,796,911
TOBACCO — 0.0% (c)
22nd Century Group, Inc. (a) (b)	31,100	96,099
Turning Point Brands, Inc.	2,800	105,784
Universal Corp.	4,741	260,376
Vector Group, Ltd.	29,796	342,058
		804,317
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	21,856	966,691
Alta Equipment Group, Inc. (a)	3,500	51,240
Applied Industrial Technologies, Inc.	7,901	811,433
Beacon Roofing Supply, Inc. (a)	11,303	648,227
BlueLinx Holdings, Inc. (a)	1,800	172,368
Boise Cascade Co.	8,001	569,671
Core & Main, Inc. Class A (a)	7,700	233,618
Custom Truck One Source, Inc. (a) (b)	8,800	70,400
DXP Enterprises, Inc. (a)	3,500	89,845
EVI Industries, Inc. (a) (b)	1,120	34,977
GATX Corp.	6,931	722,141
Global Industrial Co.	3,000	122,700
GMS, Inc. (a)	8,400	504,924
H&E Equipment Services, Inc.	6,800	301,036
Herc Holdings, Inc.	5,038	788,699
Karat Packaging, Inc. (a)	900	18,189
Lawson Products, Inc. (a)	953	52,177
McGrath RentCorp	5,000	401,300
MRC Global, Inc. (a)	15,500	106,640
Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	9,299	$ 781,674
NOW, Inc. (a)	21,419	182,918
Rush Enterprises, Inc. Class A	9,350	520,234
Rush Enterprises, Inc. Class B	700	37,779
SiteOne Landscape Supply, Inc. (a)	9,033	2,188,515
Textainer Group Holdings, Ltd.	9,365	334,424
Titan Machinery, Inc. (a)	3,900	131,391
Transcat, Inc. (a)	1,400	129,402
Triton International, Ltd.	13,431	808,949
Univar Solutions, Inc. (a)	33,888	960,725
Veritiv Corp. (a)	2,891	354,350
Watsco, Inc.	6,603	2,065,947
WESCO International, Inc. (a)	9,008	1,185,363
Willis Lease Finance Corp. (a)	510	19,201
		16,367,148
WATER UTILITIES — 0.3%
American States Water Co.	7,601	786,247
Artesian Resources Corp. Class A	1,551	71,858
Cadiz, Inc. (a)	4,600	17,756
California Water Service Group	10,489	753,740
Essential Utilities, Inc.	46,139	2,477,203
Global Water Resources, Inc.	2,400	41,040
Middlesex Water Co.	3,523	423,817
Pure Cycle Corp. (a)	3,700	54,020
SJW Group	5,587	408,968
York Water Co.	2,700	134,406
		5,169,055
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	11,610	157,083
Shenandoah Telecommunications Co.	10,150	258,825
Telephone & Data Systems, Inc.	20,400	411,060
United States Cellular Corp. (a)	3,435	108,270
		935,238
TOTAL COMMON STOCKS (Cost $1,308,759,476)		1,596,290,449
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
GTX, Inc. (CVR) (a) (b)	85	161
Progenic Pharmaceuticals, Inc. (CVR)	13,803	590
Tobira Therapeutics, Inc. (CVR)	200	2,834
		3,585
MEDIA — 0.0% (c)
Media General, Inc. (CVR) (a)	6,500	650
TOTAL RIGHTS (Cost $186)		4,235

See accompanying notes to financial statements.
191

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	14,686,484	$ 14,687,953
State Street Navigator Securities Lending Portfolio II (g) (h)	68,084,095	68,084,095
TOTAL SHORT-TERM INVESTMENTS (Cost $82,772,048)		82,772,048
TOTAL INVESTMENTS — 103.9% (Cost $1,391,531,710)		1,679,066,732
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(62,938,331)
NET ASSETS — 100.0%		$ 1,616,128,401
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	67	03/18/2022	$7,401,133	$7,513,380	$ 112,247
E-mini S&P MidCap 400 Index (long)	28	03/18/2022	7,769,770	7,945,560	175,790
Total unrealized appreciation/depreciation on open futures contracts.					$288,037

During the period ended December 31, 2021, the average notional value related to futures contracts was $14,307,166.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,596,290,177	$ 272	$ 0(a)	$1,596,290,449
Rights	—	4,235	—	4,235
Short-Term Investments	82,772,048	—	—	82,772,048
TOTAL INVESTMENTS	$1,679,062,225	$4,507	$ 0	$1,679,066,732
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	288,037	—	—	288,037
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 288,037	$ —	$—	$ 288,037
See accompanying notes to financial statements.
192

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,679,350,262	$4,507	$—	$1,679,354,769
(a)	The Portfolio held a Level 3 security that was valued at $0 at December 31, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,650,443	$13,653,173	$427,881,001	$426,847,172	$951	$—	14,686,484	$14,687,953	$ 10,137
State Street Navigator Securities Lending Portfolio II	43,142,840	43,142,840	275,929,654	250,988,399	—	—	68,084,095	68,084,095	305,232
Total		$56,796,013	$703,810,655	$677,835,571	$951	$—		$82,772,048	$315,369
See accompanying notes to financial statements.
193

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$2,080,057,071	$4,586,090,204	$1,596,294,684
Investments in affiliated issuers, at value	206,038,439	241,470,424	82,772,048
Total Investments	2,286,095,510	4,827,560,628	1,679,066,732
Foreign currency, at value	—	21,300,802	—
Net cash at broker	750,000	8,110,867	481,129
Cash	—	224,369	2,001,982
Receivable from broker — accumulated variation margin on futures contracts	—	1,207,442	288,248
Receivable for investments sold	319,520	394,417	92,312
Receivable for fund shares sold	69,774,475	80,073,396	28,985,508
Dividends receivable — unaffiliated issuers	—	5,107,792	1,147,918
Dividends receivable — affiliated issuers	18,813	3,803	2,046
Interest receivable — unaffiliated issuers	8,432,109	4,557	588
Securities lending income receivable — unaffiliated issuers	3,758	47,741	11,064
Securities lending income receivable — affiliated issuers	13,804	48,596	20,788
Receivable from Adviser	8,011	—	—
Receivable for foreign taxes recoverable	1,872	3,352,556	—
Other Receivable	439	—	—
Prepaid expenses and other assets	3,091	7,116	2,464
TOTAL ASSETS	2,365,421,402	4,947,444,082	1,712,100,779
LIABILITIES
Due to custodian	3,824	—	—
Payable upon return of securities loaned	91,540,533	69,958,002	68,084,095
Payable for investments purchased	174,295,891	99,109,130	27,545,433
Payable for fund shares repurchased	—	—	210,000
Deferred foreign taxes payable	—	5,120,441	—
Custodian, sub-administration and transfer agent fees payable	61,518	139,042	47,525
Custodian fees payable	5,818	293,123	8,808
Trustees’ fees and expenses payable	557	1,282	410
Registration and filing fees payable	15,365	36,002	8,930
Professional fees payable	44,480	43,128	38,043
Printing and postage fees payable	15,935	33,476	11,308
Accrued expenses and other liabilities	1,748	11,944	17,826
TOTAL LIABILITIES	265,985,669	174,745,570	95,972,378
NET ASSETS	$2,099,435,733	$4,772,698,512	$1,616,128,401
NET ASSETS CONSIST OF:
Paid-in Capital	$2,087,190,991	$3,975,180,395	$1,348,942,881
Total distributable earnings (loss)**	12,244,742	797,518,117	267,185,520
NET ASSETS	$2,099,435,733	$4,772,698,512	$1,616,128,401
NET ASSET VALUE PER SHARE
Net asset value per share	$ 103.42	$ 122.91	$ 316.31
Shares of beneficial interest	20,300,638	38,831,458	5,109,266
Net Assets	$2,099,435,733	$4,772,698,512	$1,616,128,401
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,063,614,329	$3,717,217,532	$1,308,759,662
Investments in affiliated issuers	206,044,208	241,470,424	82,772,048
Total cost of investments	$2,269,658,537	$3,958,687,956	$1,391,531,710
Foreign currency, at cost	$ —	$ 21,288,821	$ —
* Includes investments in securities on loan, at value	$ 142,982,835	$ 94,356,626	$ 130,016,776
** Includes deferred foreign taxes	$ —	$ 5,120,441	$ —
See accompanying notes to financial statements.
194

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2021

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 27,848,111	$ —	$ —
Dividend income — unaffiliated issuers	—	113,906,106	13,406,546
Dividend income — affiliated issuers	72,497	44,172	10,137
Unaffiliated securities lending income	51,649	345,619	138,057
Affiliated securities lending income	163,297	597,544	305,232
Foreign taxes withheld	(878)	(11,192,779)	(13,839)
TOTAL INVESTMENT INCOME (LOSS)	28,134,676	103,700,662	13,846,133
EXPENSES
Custodian, sub-administration and transfer agent fees	225,408	512,093	175,498
Custodian fees	21,597	1,273,113	29,619
Trustees’ fees and expenses	35,205	54,103	32,151
Registration and filing fees	25,518	65,986	1,282
Professional fees and expenses	55,313	107,090	43,585
Printing and postage fees	18,918	39,569	13,487
Insurance expense	4,799	11,194	3,878
Interest expense	—	1,346	—
Miscellaneous expenses	13,850	16,008	8,740
TOTAL EXPENSES	400,608	2,080,502	308,240
Expenses waived/reimbursed by the Adviser	(137,048)	—	—
NET EXPENSES	263,560	2,080,502	308,240
NET INVESTMENT INCOME (LOSS)	$ 27,871,116	$101,620,160	$ 13,537,893
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,473,200	13,074	121,581,934
Investments — affiliated issuers	(5,768)	—	951
Foreign currency transactions	—	(1,143,997)	—
Futures contracts	—	8,649,661	2,233,948
Net realized gain (loss)	2,467,432	7,518,738	123,816,833
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(54,317,515)	186,842,747	5,136,332
Investments — affiliated issuers	(5,891)	—	—
Foreign currency translations	—	(516,769)	—
Futures contracts	—	47,612	101,581
Net change in unrealized appreciation/depreciation	(54,323,406)	186,373,590	5,237,913
NET REALIZED AND UNREALIZED GAIN (LOSS)	(51,855,974)	193,892,328	129,054,746
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(23,984,858)	$295,512,488	$142,592,639
* Includes foreign capital gain taxes	$ —	$ (6,603)	$ —
** Includes foreign deferred taxes	$ —	$ (5,120,441)	$ —
See accompanying notes to financial statements.
195

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex- U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/21	Year Ended 12/31/20(b)	Year Ended 12/31/21	Year Ended 12/31/20(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 27,871,116	$ 24,045,795	$ 101,620,160	$ 54,964,306	$ 13,537,893	$ 9,367,669
Net realized gain (loss)	2,467,432	12,983,630	7,518,738	12,553,426	123,816,833	87,244,174
Net change in unrealized appreciation/depreciation	(54,323,406)	38,808,794	186,373,590	379,793,513	5,237,913	172,688,276
Net increase (decrease) in net assets resulting from operations	(23,984,858)	75,838,219	295,512,488	447,311,245	142,592,639	269,300,119
Distributions to shareholders	(34,362,489)	(34,309,398)	(117,603,601)	(55,571,980)	(219,927,786)	(33,144,081)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,014,306,203	606,503,436	1,749,857,744	1,101,256,816	616,237,779	315,250,396
Reinvestment of distributions	34,362,489	34,309,398	117,603,602	55,571,980	219,927,786	33,144,080
Cost of shares redeemed	(305,893,232)	(300,912,971)	(543,634,098)	(374,904,536)	(208,561,164)	(267,893,599)
Other Capital	—	—	—	(50)	160	—
Net increase (decrease) in net assets from capital transactions	742,775,460	339,899,863	1,323,827,248	781,924,210	627,604,561	80,500,877
Contribution from Affiliate (Note 5)	—	439	—	—	—	—
Net increase (decrease) in net assets during the period	684,428,113	381,429,123	1,501,736,135	1,173,663,475	550,269,414	316,656,915
Net assets at beginning of period	1,415,007,620	1,033,578,497	3,270,962,377	2,097,298,902	1,065,858,987	749,202,072
NET ASSETS AT END OF PERIOD	$2,099,435,733	$1,415,007,620	$4,772,698,512	$3,270,962,377	$1,616,128,401	$1,065,858,987
SHARES OF BENEFICIAL INTEREST:
Shares sold	9,706,095	5,663,700	14,131,624	11,643,374	1,725,291	1,213,203
Reinvestment of distributions	329,438	320,927	979,949	489,794	706,391	100,678
Shares redeemed	(2,931,004)	(2,865,783)	(4,374,525)	(3,713,369)	(574,686)	(1,003,530)
Net increase (decrease) from share transactions	7,104,529	3,118,844	10,737,048	8,419,799	1,856,996	310,351
(a)	After the close of trading on April 17, 2020, the State Street Aggregrate Bond Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	After the close of trading on April 17, 2020, State Street Global All Cap Equity ex-U.S. Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
196

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 107.23	$ 102.60	$ 97.10	$ 100.00	$ 99.10
Income (loss) from investment operations:
Net investment income (loss) (b)	1.61	0.65	2.80	2.60	2.30
Net realized and unrealized gain (loss)	(3.46)	7.25	5.70	(2.80)	1.00
Total from investment operations	(1.85)	7.90	8.50	(0.20)	3.30
Contribution from Affiliate (Note 5)	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.96)	(2.67)	(3.00)	(2.70)	(2.40)
Net realized gains	—	(0.60)	—	—	—
Total distributions	(1.96)	(3.27)	(3.00)	(2.70)	(2.40)
Net asset value, end of period	$ 103.42	$ 107.23	$ 102.60	$ 97.10	$ 100.00
Total return (d)	(1.72)%	7.86%(e)	8.69%	(0.12)%	3.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,099,436	$1,415,008	$1,033,578	$846,759	$687,541
Ratios to average net assets:
Total expenses	0.02%	0.03%	0.04%	0.04%	0.06%
Net expenses	0.01%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.55%	2.20%	2.76%	2.73%	2.31%
Portfolio turnover rate	21%(f)	37%(f)	69%	90%	99%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
197

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 116.43	$ 106.60	$ 90.20	$ 108.10	$ 87.30
Income (loss) from investment operations:
Net investment income (loss) (b)	3.09	2.28	3.20	3.00	2.60
Net realized and unrealized gain (loss)	6.56	9.49	16.40	(18.20)	21.20
Total from investment operations	9.65	11.77	19.60	(15.20)	23.80
Other capital	—	(0.00)(c)	—	—	—
Distributions to shareholders from:
Net investment income	(3.17)	(1.94)	(3.20)	(2.70)	(2.50)
Net realized gains	—	—	—	(0.00)(c)	(0.50)
Total distributions	(3.17)	(1.94)	(3.20)	(2.70)	(3.00)
Net asset value, end of period	$ 122.91	$ 116.43	$ 106.60	$ 90.20	$ 108.10
Total return (d)	8.37%	11.07%	21.70%	(13.99)%	27.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,772,699	$3,270,962	$2,097,299	$1,907,599	$1,655,261
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.06%	0.06%	0.06%
Net expenses	0.05%	0.05%	0.06%	0.06%	0.06%
Net investment income (loss)	2.48%	2.29%	3.19%	2.89%	2.59%
Portfolio turnover rate	2%	2%	28%	4%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
198

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 327.73	$ 254.60	$ 206.20	$ 242.00	$ 213.00
Income (loss) from investment operations:
Net investment income (loss) (b)	3.50	3.01	3.60	3.80	3.40
Net realized and unrealized gain (loss)	36.64	79.67	54.20	(26.20)	35.20
Total from investment operations	40.14	82.68	57.80	(22.40)	38.60
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.47)	(2.90)	(3.40)	(3.80)	(3.00)
Net realized gains	(48.09)	(6.65)	(6.00)	(9.60)	(6.60)
Total distributions	(51.56)	(9.55)	(9.40)	(13.40)	(9.60)
Net asset value, end of period	$ 316.31	$ 327.73	$ 254.60	$ 206.20	$ 242.00
Total return (d)	12.50%	32.46%	27.98%	(9.07)%	18.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,616,128	$1,065,859	$749,202	$628,732	$464,870
Ratios to average net assets:
Total expenses	0.02%	0.03%	0.05%	0.05%	0.07%
Net expenses	0.02%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	0.96%	1.19%	1.48%	1.52%	1.46%
Portfolio turnover rate	28%	52%	51%	22%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
199

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member there of, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2021
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	30.49%
State Street Global All Cap Equity ex- U.S. Index Fund	State Street Global All Cap Equity ex- U.S. Index Portfolio	24.09%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	25.37%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
200

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures
201

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
202

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Futures Contracts
Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio
203

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex- U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of December 31, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$1,207,442	$—	$1,207,442
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	288,248	—	288,248
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$8,649,661	$—	$8,649,661
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	2,233,948	—	2,233,948
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$ 47,612	$—	$ 47,612
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	101,581	—	101,581
204

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex- U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025% and 0.045%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2022 except with the approval of the Funds’ Board.
SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with the approval of the Fund’s Board.
SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
SSGA FM is contractually obligated until April 30, 2022, to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.08% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios' Board.
With respect to the State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.
For the period ended December 31, 2021, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains Eighty Five percent (85%) of the net proceeds and Fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains Ninety percent (90%) of the net proceeds and Ten percent (10% ) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds and Portfolios, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2021, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$3,013,005,160	$2,468,155,530	$ 262,213,513	$ 64,838,989
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	—	1,242,284,245	59,334,389
State Street Small/Mid Cap Equity Index Portfolio	—	—	808,362,995	386,718,807
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, passive foreign investment companies, partnership basis adjustments, wash sale loss deferrals, and futures contracts.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 10,507,301	$ 8,990,126	$ 19,497,427
State Street Global All Cap Equity ex- U.S. Index Fund	28,787,282	17,480,203	46,267,485
State Street Small/Mid Cap Equity Index Fund	13,140,252	22,386,967	35,527,219
State Street Aggregate Bond Index Portfolio	34,362,489	—	34,362,489
State Street Global All Cap Equity ex- U.S. Index Portfolio	117,603,601	—	117,603,601
State Street Small/Mid Cap Equity Index Portfolio	47,466,877	172,460,909	219,927,786
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 7,124,058	$ 2,821,193	$ 9,945,251
State Street Global All Cap Equity ex- U.S. Index Fund	13,356,345	209,540	13,565,885
State Street Small/Mid Cap Equity Index Fund	1,521,933	1,951,557	3,473,490
State Street Aggregate Bond Index Portfolio	27,085,216	7,224,182	34,309,398
State Street Global All Cap Equity ex- U.S. Index Portfolio	55,571,980	—	55,571,980
State Street Small/Mid Cap Equity Index Portfolio	14,411,451	18,732,630	33,144,081
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Aggregate Bond Index Fund	$ —	$ —	$ 61,346	$ (12,872,677)	$ (12,811,331)
State Street Global All Cap Equity ex- U.S. Index Fund	—	—	2,152,319	119,683,708	121,836,027
State Street Small/Mid Cap Equity Index Fund	—	—	44,862,304	(2,426,253)	42,436,051
State Street Aggregate Bond Index Portfolio	555,083	(4,328,888)	—	16,018,547	12,244,742
State Street Global All Cap Equity ex- U.S. Index Portfolio	1,035,990	(39,310,608)	—	835,792,735	797,518,117
State Street Small/Mid Cap Equity Index Portfolio	2,035,330	—	11,818,939	253,331,251	267,185,520
As of December 31, 2021, the Funds and Portfolios had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Aggregate Bond Index Portfolio	$4,328,888	$ —
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	39,310,608
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 651,814,786	$ —	$ 12,872,677	$ (12,872,677)
State Street Global All Cap Equity ex- U.S. Index Fund	1,030,822,911	119,683,708	—	119,683,708
State Street Small/Mid Cap Equity Index Fund	412,920,283	—	2,426,254	(2,426,254)
State Street Aggregate Bond Index Portfolio	2,270,076,963	39,723,507	23,704,960	16,018,547
State Street Global All Cap Equity ex- U.S. Index Portfolio	3,987,874,032	1,068,684,389	232,857,672	835,826,717
State Street Small/Mid Cap Equity Index Portfolio	1,426,023,517	342,173,372	88,842,120	253,331,252
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 142,982,835	$ 91,540,533	$ 54,317,024	$ 145,857,557
State Street Global All Cap Equity ex- U.S. Index Portfolio	94,356,626	69,958,002	29,226,887	99,184,889
State Street Small/Mid Cap Equity Index Portfolio	130,016,776	68,084,095	66,976,888	135,060,983
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$30,634,638	$—	$—	$—	$30,634,638	$30,634,638
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	10,448,205	—	—	—	10,448,205	10,448,205
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	3,213,465	—	—	—	3,213,465	3,213,465
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	47,244,225	—	—	—	47,244,225	47,244,225
State Street Global All Cap Equity ex- U.S. Index Portfolio	Common Stocks	69,958,002	—	—	—	69,958,002	69,958,002
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	68,084,000	—	—	—	68,084,000	68,084,000
State Street Small/Mid Cap Equity Index Portfolio	Rights	95	—	—	—	95	95
10.    Line of Credit
The Portfolios and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Portfolios had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Portfolios had no outstanding loans as of December 31, 2021.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
12.    Share Splits
The Board authorized a 1-for-10 reverse share split, 1-for-10 reverse share split, 1-for-20 reverse share split, 1-for-10 reverse share split, 1-for-10 reverse share split and 1-for-20 reverse share split for the State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio, respectively, effective after the close of trading on April 17, 2020, for the shareholders of record on April 16, 2020. The impact of the reverse share splits was to decrease the number of shares outstanding, while increasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds and Portfolios. The financial statements and financial highlights of the aforementioned Funds and Portfolios have been adjusted to reflect the reverse share splits.
13.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund and State Street Small/Mid Cap Equity Index Fund (collectively referred to as the “Funds”) and State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio (collectively referred to as the “Portfolios”) (six of the series constituting the State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments of the Portfolios, as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds and Portfolios (six of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ and Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to December 31, 2021.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.47%	$ 997.80	$2.37(a)	$1,022.80	$2.40(a)
Class I	0.22	999.00	1.11(a)	1,024.10	1.12(a)
Class K	0.02	1,000.00	0.10(a)	1,025.10	0.10(a)
State Street Global All Cap Equity ex- U.S. Index Fund
Class A	0.46	987.00	2.30(a)	1,022.90	2.35(a)
Class I	0.19	988.40	0.95(a)	1,024.20	0.97(a)
Class K	0.01	989.30	0.05(a)	1,025.20	0.05(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.49	979.10	2.44(a)	1,022.70	2.50(a)
Class I	0.24	980.30	1.20(a)	1,024.00	1.22(a)
Class K	0.04	981.30	0.20(a)	1,025.00	0.20(a)
State Street Aggregate Bond Index Portfolio	0.01	1,000.10	0.05(b)	1,025.20	0.05(b)
State Street Global All Cap Equity ex- U.S. Index Portfolio	0.05	989.30	0.25(b)	1,025.00	0.26(b)
State Street Small/Mid Cap Equity Index Portfolio	0.02	981.50	0.10(b)	1,025.10	0.10(b)

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2021 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Funds and Portfolios hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
State Street Aggregate Bond Index Fund	$ 8,990,126
State Street Global All Cap Equity ex- U.S. Index Fund	17,480,203
State Street Small/Mid Cap Equity Index Fund	22,386,967
State Street Small/Mid Cap Equity Index Portfolio	172,460,909
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2021, the total amount of foreign taxes that will be passed through are:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$2,241,825
State Street Global All Cap Equity ex- U.S. Index Portfolio	9,097,472
The amount of foreign source income earned on the following Fund and Portfolio during the year ended December 31, 2021 was as follows:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$ 28,065,844
State Street Global All Cap Equity ex- U.S. Index Portfolio	113,893,033
214

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds and Portfolios have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds and Portfolios' Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s and Portfolio's liquidity risk, based on factors specific to the circumstances of the Fund and Portfolio. Liquidity risk is defined as the risk that a Fund and Portfolio could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund and Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s and Portfolio's ability to honor redemption requests timely and SSGA FM’s management of each Fund’s and Portfolio's liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s and Portfolio's prospectus for more information regarding the Fund’s and Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Fund and Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ and Portfolios' Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
215

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
216

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

217

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
218

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' and Portfolios' trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

219

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITCOREAR

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Emerging Markets Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of emerging market equity securities. The Fund’s benchmark is the MSCI Emerging Markets Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund́s Class K was –2.80%, and the Index was –2.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, as-of cash flows, cumulative effect of security misweights, transaction costs and taxes contributed to the difference between the Fund’s performance and that of the Index.
It was a tale of two halves during 2021. For the first 6 months, ending June 30, 2021, the fund generated positive returns while returning over +7%. To begin the year, economic recovery gathered pace in the first quarter on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Risk assets continued to rally in the first quarter with cyclical and value assets outperforming growth sectors that saw outsized returns in 2020. Despite this, in China, new cases were registered in the northern provinces, which lead to tighter restrictions being extended up to the lunar year season. Chinese equities had a sell-off during the quarter over policy tightening. Global growth recovery broadened in the second quarter aided by accelerated vaccine rollout in the United States (U.S.) and Europe and the momentum shifting away from China. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. During the second quarter, emerging market equities lagged behind their developed market counterparts as many countries faced a spike in cases, re-imposition of lockdowns and a slowdown in vaccination. Although the Chinese economy was less buffeted by the pandemic, it was weighed down by concerns over monetary policy normalization and tougher regulations on the technology sector. China renewed its pledge to make its economy carbon neutral by 2060, which helped to boost investor sentiments. South Korea and Taiwan managed to benefit due to strong developed market demand.
The second half of 2021, was markedly different with the fund giving up over -9% for the six months ending December 31 2021. Risk assets across developed markets were flat whereas emerging markets underperformed amid sell-off in China. Emerging market equities were majorly dragged down during the third quarter by the struggling Chinese equity markets. Despite some markets, including India, continuing to perform well, the flow of negative news from China seemed relentless and weighed heavy on the overall regional performance. China turned private tutoring companies into non-profit organizations, raising concerns about a similar move for other sectors. Continuing into the 4th quarter, within the region, mobility picked up as increasing vaccination rates helped boost economy, but COVID-19 related concerns re-emerged mid-quarter, leading to equity markets declining in most countries across the region. Chinese equities, in particular, significantly underperformed global equities, contributing to the wide underperformance of emerging market versus developed market equities. Central banks across the region signaled increase in policy rates increase owing to rising inflation risks.
The Fund used MSCI EM Index futures contracts in order to gain exposure to the index during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd., MediaTek Inc and Infosys Limited. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Tencent Holdings Ltd., Pinduoduo, Inc and Alibaba Group Holding Ltd
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Emerging Markets Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Emerging Markets Equity Index Fund Class K	(2.80%)	9.67%	9.82%
MSCI Emerging Markets Index (1)	(2.54%)	9.87%	10.17%
*	Inception date is December 18, 2015.
(1)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging market countries.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Common Stocks	93.0%
Warrants	2.3
Rights	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	3.8
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
COMMON STOCKS — 93.0%
BRAZIL — 3.7%
Alpargatas SA Preference Shares	19,400	$ 128,939
Ambev SA	531,185	1,470,534
Americanas SA (a)	51,395	291,392
Atacadao SA	51,600	141,275
B3 SA - Brasil Bolsa Balcao	689,576	1,379,152
Banco Bradesco SA Preference Shares	539,830	1,861,784
Banco Bradesco SA	160,249	465,787
Banco BTG Pactual SA	128,548	484,651
Banco BTG Pactual SA Preference Shares	9	9
Banco do Brasil SA	94,098	487,384
Banco Inter SA	36,586	187,659
Banco Santander Brasil SA	46,300	249,205
BB Seguridade Participacoes SA	78,437	292,202
Braskem SA Class A, Preference Shares	21,200	219,346
BRF SA (a)	69,423	280,683
CCR SA	138,869	288,957
Centrais Eletricas Brasileiras SA	34,000	203,939
Centrais Eletricas Brasileiras SA Class B, Preference Shares	26,100	154,679
Cia de Saneamento Basico do Estado de Sao Paulo	39,500	284,939
Cia Energetica de Minas Gerais Preference Shares	115,531	271,923
Cia Siderurgica Nacional SA	77,400	347,258
Cosan SA	116,800	454,828
Energisa SA	22,000	175,250
Engie Brasil Energia SA	22,087	152,309
Equatorial Energia SA	102,600	416,479
Gerdau SA Preference Shares	128,100	626,931
Hapvida Participacoes e Investimentos SA (b)	134,695	251,011
Hypera SA	41,800	212,152
Itau Unibanco Holding SA Preference Shares	540,361	2,032,417
Itausa SA Preference Shares	520,131	833,890
Itausa SA	265	442
Klabin SA	81,907	377,331
Localiza Rent a Car SA	67,808	645,211
Lojas Renner SA	111,755	490,358
Magazine Luiza SA	337,076	436,928
Natura & Co. Holding SA (a)	97,290	444,180
Notre Dame Intermedica Participacoes SA	58,370	632,429
Petroleo Brasileiro SA Preference Shares	530,398	2,709,124
Petroleo Brasileiro SA	415,014	2,287,420
Raia Drogasil SA	117,600	513,048
Rede D'Or Sao Luiz SA (b)	45,200	363,791
Security Description	Shares	Value
Rumo SA (a)	143,900	$ 458,827
Suzano SA (a)	83,324	899,211
Telefonica Brasil SA	57,155	494,488
TIM SA	90,700	214,130
TOTVS SA	58,093	298,704
Ultrapar Participacoes SA	82,264	214,743
Vale SA	458,728	6,420,545
Via S/A (a)	136,100	128,281
Vibra Energia SA	129,100	496,004
WEG SA	186,460	1,104,031
		34,276,190
CHILE — 0.4%
Banco de Chile	4,985,297	389,462
Banco de Credito e Inversiones SA	6,110	178,495
Banco Santander Chile	7,364,836	296,063
Cencosud SA	163,097	272,785
Cia Cervecerias Unidas SA	15,532	126,334
Empresas CMPC SA	127,581	213,833
Empresas COPEC SA	43,489	336,172
Enel Americas SA	2,464,805	269,046
Enel Chile SA	3,038,792	106,286
Falabella SA	87,525	285,484
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	15,084	769,939
		3,243,899
CHINA — 28.6%
360 DigiTech, Inc. ADR	9,800	224,714
360 Security Technology, Inc. Class A (a)	22,900	45,807
3SBio, Inc. (a)(b)	134,800	112,387
51job, Inc. ADR (a)	3,200	156,576
AAC Technologies Holdings, Inc. (c)	81,000	319,998
Addsino Co., Ltd. Class A	7,800	20,484
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	2,043	40,673
AECC Aero-Engine Control Co., Ltd. Class A	3,700	17,618
AECC Aviation Power Co., Ltd. Class A	8,600	85,824
Agile Group Holdings, Ltd. (c)	124,000	67,278
Agora, Inc. ADR (a)	4,900	79,429
Agricultural Bank of China, Ltd. Class A	278,400	128,714
Agricultural Bank of China, Ltd. Class H	2,933,500	1,008,399
Aier Eye Hospital Group Co., Ltd. Class A	18,334	121,899
Air China, Ltd. Class A (a)	18,400	26,418
Air China, Ltd. Class H (a)(c)	198,000	138,158
Airtac International Group	15,650	576,969
Akeso, Inc. (a)(b)	34,000	148,275

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Alibaba Group Holding, Ltd. ADR (a)	1,257	$ 149,319
Alibaba Group Holding, Ltd. (a)	1,683,256	25,671,041
Alibaba Health Information Technology, Ltd. (a)(c)	446,500	377,414
A-Living Smart City Services Co., Ltd. (b)	58,750	100,224
Aluminum Corp. of China, Ltd. Class A (a)	42,000	40,223
Aluminum Corp. of China, Ltd. Class H (a)	420,000	232,187
Angel Yeast Co., Ltd. Class A	3,300	31,324
Anhui Conch Cement Co., Ltd. Class A	14,500	91,893
Anhui Conch Cement Co., Ltd. Class H	138,000	689,442
Anhui Gujing Distillery Co., Ltd. Class A	1,300	49,882
Anhui Gujing Distillery Co., Ltd. Class B	11,400	162,308
Anhui Honglu Steel Construction Group Co., Ltd. Class A	1,200	10,103
Anhui Kouzi Distillery Co., Ltd. Class A	2,500	27,862
Anhui Yingjia Distillery Co., Ltd. Class A	3,600	39,317
ANTA Sports Products, Ltd.	121,400	1,820,307
Apeloa Pharmaceutical Co., Ltd. Class A	3,800	20,969
Asymchem Laboratories Tianjin Co., Ltd. Class A	800	54,725
Autel Intelligent Technology Corp., Ltd. Class A	2,737	34,175
Autobio Diagnostics Co., Ltd. Class A	2,420	20,954
Autohome, Inc. ADR	8,100	238,788
Avary Holding Shenzhen Co., Ltd. Class A	5,400	36,031
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	41,454
AVIC Industry-Finance Holdings Co., Ltd. Class A (a)	20,500	12,798
AviChina Industry & Technology Co., Ltd. Class H	296,000	204,641
AVICOPTER PLC Class A	2,300	29,044
Baidu, Inc. ADR (a)	30,100	4,478,579
Baidu, Inc. Class A (a)	6,961	129,107
Bank of Beijing Co., Ltd. Class A	71,740	50,090
Bank of Changsha Co., Ltd. Class A	21,500	26,406
Bank of Chengdu Co., Ltd. Class A	15,400	29,061
Bank of China, Ltd. Class A	121,000	58,035
Bank of China, Ltd. Class H	8,892,000	3,204,920
Bank of Communications Co., Ltd. Class A	144,012	104,402
Security Description	Shares	Value
Bank of Communications Co., Ltd. Class H	967,000	$ 584,196
Bank of Hangzhou Co., Ltd. Class A	23,400	47,175
Bank of Jiangsu Co., Ltd. Class A	46,800	42,906
Bank of Nanjing Co., Ltd. Class A	40,240	56,699
Bank of Ningbo Co., Ltd. Class A	25,000	150,494
Bank of Shanghai Co., Ltd. Class A	49,008	54,950
Baoshan Iron & Steel Co., Ltd. Class A	71,500	80,506
BBMG Corp. Class A	33,400	14,917
BeiGene, Ltd. ADR (a)	5,200	1,408,836
Beijing BDStar Navigation Co., Ltd. Class A (a)	2,300	14,196
Beijing Capital International Airport Co., Ltd. Class H (a)(c)	206,000	126,037
Beijing Dabeinong Technology Group Co., Ltd. Class A	19,800	32,662
Beijing Easpring Material Technology Co., Ltd. Class A	2,400	32,786
Beijing E-Hualu Information Technology Co., Ltd. Class A	3,200	17,789
Beijing Enlight Media Co., Ltd. Class A	12,900	26,068
Beijing Enterprises Holdings, Ltd.	57,500	198,395
Beijing Enterprises Water Group, Ltd.	516,000	200,541
Beijing Kingsoft Office Software, Inc. Class A	1,191	49,632
Beijing New Building Materials PLC Class A	7,000	39,441
Beijing Originwater Technology Co., Ltd. Class A	12,700	14,360
Beijing Roborock Technology Co., Ltd. Class A	252	32,218
Beijing Shiji Information Technology Co., Ltd. Class A	5,600	25,309
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	9,606
Beijing Sinnet Technology Co., Ltd. Class A	2,300	5,367
Beijing Tiantan Biological Products Corp., Ltd. Class A	5,220	23,773
Beijing United Information Technology Co., Ltd. Class A	870	14,707
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	1,500	52,248
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	600	16,931

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	160,500	$ 121,907
Betta Pharmaceuticals Co., Ltd. Class A	1,600	20,086
BGI Genomics Co., Ltd. Class A (a)	1,600	22,091
Bilibili, Inc. ADR (a)(c)	18,200	844,480
BOC International China Co., Ltd. Class A	5,900	12,479
BOE Technology Group Co., Ltd. Class A	147,300	116,977
Bosideng International Holdings, Ltd. (c)	374,000	235,540
BYD Co., Ltd. Class A	6,500	274,063
BYD Co., Ltd. Class H	87,500	2,992,124
BYD Electronic International Co., Ltd. (c)	72,000	263,664
By-health Co., Ltd. Class A	6,300	26,710
C&S Paper Co., Ltd. Class A	5,900	15,504
Caitong Securities Co., Ltd. Class A	13,000	22,733
CanSino Biologics, Inc. Class A (a)	388	18,277
CanSino Biologics, Inc. Class H (a)(b)(c)	8,400	194,154
CECEP Solar Energy Co., Ltd. Class A	16,300	28,709
CECEP Wind-Power Corp. Class A	30,900	31,633
CGN Power Co., Ltd. Class H (b)	1,184,700	360,137
Chacha Food Co., Ltd. Class A	2,300	22,193
Changchun High & New Technology Industry Group, Inc. Class A	1,400	59,751
Changjiang Securities Co., Ltd. Class A	19,700	23,359
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	35,332
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	54,005
Chengtun Mining Group Co., Ltd. Class A	14,600	24,635
Chengxin Lithium Group Co., Ltd. Class A (a)	4,000	36,452
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	7,200	16,870
China Baoan Group Co., Ltd. Class A	10,000	22,692
China Bohai Bank Co., Ltd. Class H (b)	340,000	130,831
China Cinda Asset Management Co., Ltd. Class H	958,481	174,576
China CITIC Bank Corp., Ltd. Class H	980,000	424,868
Security Description	Shares	Value
China Coal Energy Co., Ltd. Class H (c)	235,000	$ 135,641
China Communications Services Corp., Ltd. Class H	258,000	125,752
China Conch Venture Holdings, Ltd.	183,500	896,752
China Construction Bank Corp. Class A	28,400	26,171
China Construction Bank Corp. Class H	10,716,500	7,422,636
China CSSC Holdings, Ltd. Class A	14,800	57,696
China Eastern Airlines Corp., Ltd. Class A (a)	22,400	18,176
China Education Group Holdings, Ltd. (c)	87,000	141,275
China Everbright Bank Co., Ltd. Class A	142,600	74,450
China Everbright Bank Co., Ltd. Class H	373,000	132,047
China Everbright Environment Group, Ltd.	409,222	328,583
China Evergrande Group (c)	467,000	95,241
China Feihe, Ltd. (b)	390,000	523,248
China Galaxy Securities Co., Ltd. Class A	14,200	24,988
China Galaxy Securities Co., Ltd. Class H	382,000	219,509
China Gas Holdings, Ltd.	339,000	704,411
China Great Wall Securities Co., Ltd. Class A	8,300	16,903
China Greatwall Technology Group Co., Ltd. Class A	7,100	15,810
China Hongqiao Group, Ltd.	243,000	256,518
China Huarong Asset Management Co., Ltd. Class H (a)(b)(d)	1,217,500	79,644
China International Capital Corp., Ltd. Class A	4,400	33,925
China International Capital Corp., Ltd. Class H (b)	162,800	448,957
China Jinmao Holdings Group, Ltd.	648,000	200,310
China Jushi Co., Ltd. Class A	12,829	36,717
China Lesso Group Holdings, Ltd.	117,000	168,080
China Life Insurance Co., Ltd. Class A	9,000	42,587
China Life Insurance Co., Ltd. Class H	837,000	1,387,073
China Literature, Ltd. (a)(b)(c)	45,600	286,597
China Longyuan Power Group Corp., Ltd. Class H	378,000	882,419
China Medical System Holdings, Ltd.	148,000	247,163
China Meidong Auto Holdings, Ltd.	64,000	330,003

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
China Mengniu Dairy Co., Ltd. (a)	352,000	$ 1,995,613
China Merchants Bank Co., Ltd. Class A	76,000	582,156
China Merchants Bank Co., Ltd. Class H	435,500	3,382,313
China Merchants Port Holdings Co., Ltd.	168,969	307,756
China Merchants Securities Co., Ltd. Class A	24,050	66,752
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	27,812	58,344
China Minmetals Rare Earth Co., Ltd. Class A	5,500	33,749
China Minsheng Banking Corp., Ltd. Class A	130,300	79,913
China Minsheng Banking Corp., Ltd. Class H (c)	631,700	241,456
China Molybdenum Co., Ltd. Class A	73,300	64,320
China Molybdenum Co., Ltd. Class H	390,000	205,598
China National Building Material Co., Ltd. Class H	460,000	564,062
China National Chemical Engineering Co., Ltd. Class A	21,200	40,006
China National Medicines Corp., Ltd. Class A	3,600	17,850
China National Nuclear Power Co., Ltd. Class A	51,300	66,958
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	12,600	90,749
China Oilfield Services, Ltd. Class H (c)	196,000	171,707
China Overseas Land & Investment, Ltd.	425,500	1,007,495
China Overseas Property Holdings, Ltd.	140,000	148,506
China Pacific Insurance Group Co., Ltd. Class A	23,100	98,517
China Pacific Insurance Group Co., Ltd. Class H	289,600	785,634
China Petroleum & Chemical Corp. Class A	110,300	73,371
China Petroleum & Chemical Corp. Class H	2,680,000	1,247,823
China Power International Development, Ltd.	761,000	512,455
China Railway Group, Ltd. Class A	62,100	56,543
China Railway Group, Ltd. Class H	468,000	247,317
China Railway Signal & Communication Corp., Ltd. Class A (a)	14,348	11,236
Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	161,333	$ 1,321,282
China Resources Cement Holdings, Ltd.	261,000	197,182
China Resources Gas Group, Ltd.	106,000	598,912
China Resources Land, Ltd.	360,000	1,514,565
China Resources Mixc Lifestyle Services, Ltd. (b)	62,000	289,073
China Resources Power Holdings Co., Ltd.	214,000	716,417
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	22,615
China Shenhua Energy Co., Ltd. Class A	21,200	75,078
China Shenhua Energy Co., Ltd. Class H	371,500	871,057
China Southern Airlines Co., Ltd. Class A (a)	34,500	36,947
China Southern Airlines Co., Ltd. Class H (a)(c)	188,000	112,612
China State Construction Engineering Corp., Ltd. Class A	153,900	121,009
China State Construction International Holdings, Ltd.	234,000	290,838
China Suntien Green Energy Corp., Ltd. Class H	199,000	155,192
China Taiping Insurance Holdings Co., Ltd.	185,600	254,726
China Tourism Group Duty Free Corp., Ltd. Class A	7,000	241,525
China Tower Corp., Ltd. Class H (b)	4,584,000	505,655
China Traditional Chinese Medicine Holdings Co., Ltd.	322,000	213,529
China TransInfo Technology Co., Ltd. Class A	6,000	14,106
China United Network Communications, Ltd. Class A	96,200	59,453
China Vanke Co., Ltd. Class A	33,000	102,544
China Vanke Co., Ltd. Class H	186,500	433,938
China Yangtze Power Co., Ltd. Class A	84,805	302,730
China Yuhua Education Corp., Ltd. (a)(b)	178,000	63,699
China Zhenhua Group Science & Technology Co., Ltd. Class A	1,399	27,342
China Zheshang Bank Co., Ltd. Class A	76,500	42,105
Chinasoft International, Ltd. (a)	288,000	375,316
Chindata Group Holdings, Ltd. ADR (a)(c)	13,800	90,942
Chongqing Brewery Co., Ltd. Class A (a)	2,000	47,592

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Chongqing Changan Automobile Co., Ltd. Class A	23,380	$ 55,848
Chongqing Fuling Zhacai Group Co., Ltd. Class A	3,900	23,183
Chongqing Rural Commercial Bank Co., Ltd. Class A	28,400	17,194
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,400	105,808
CIFI Ever Sunshine Services Group, Ltd.	82,000	127,055
CIFI Holdings Group Co., Ltd.	419,939	252,622
CITIC Securities Co., Ltd. Class A	40,200	166,956
CITIC Securities Co., Ltd. Class H	251,500	656,468
CITIC, Ltd.	650,000	641,971
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	11,500	22,768
Contemporary Amperex Technology Co., Ltd. Class A	8,600	795,213
COSCO SHIPPING Development Co., Ltd. Class A	45,600	23,305
COSCO SHIPPING Energy Transportation Co., Ltd. Class A	15,800	14,709
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	49,100	144,311
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(c)	380,474	737,884
COSCO SHIPPING Ports, Ltd.	190,115	165,088
Country Garden Holdings Co., Ltd. (c)	877,193	778,597
Country Garden Services Holdings Co., Ltd.	196,000	1,174,044
CRRC Corp., Ltd. Class A	102,300	97,972
CRRC Corp., Ltd. Class H	514,000	220,861
CSC Financial Co., Ltd. Class A	14,000	64,396
CSPC Pharmaceutical Group, Ltd.	998,240	1,084,501
Daan Gene Co., Ltd. Class A	4,500	14,196
Dada Nexus, Ltd. ADR (a)	6,000	78,960
Dali Foods Group Co., Ltd. (b)	252,300	132,035
Daqo New Energy Corp. ADR (a)	6,500	262,080
DaShenLin Pharmaceutical Group Co., Ltd. Class A	2,640	17,482
Dawning Information Industry Co., Ltd. Class A	8,100	35,118
DHC Software Co., Ltd. Class A	4,400	5,397
DiDi Global, Inc. ADR (a)(c)	32,700	162,846
Do-Fluoride New Materials Co., Ltd. Class A	4,400	31,130
Dong-E-E-Jiao Co., Ltd. Class A	2,700	20,699
Security Description	Shares	Value
Dongfang Electric Corp., Ltd. Class A	11,100	$ 37,390
Dongfeng Motor Group Co., Ltd. Class H (a)	290,000	241,037
Dongxing Securities Co., Ltd. Class A	11,600	21,215
Dongyue Group, Ltd.	166,000	258,913
East Money Information Co., Ltd. Class A	37,436	218,468
Ecovacs Robotics Co., Ltd. Class A	1,400	33,233
ENN Energy Holdings, Ltd.	88,100	1,658,874
ENN Natural Gas Co., Ltd. Class A	12,800	36,956
Eve Energy Co., Ltd. Class A	6,981	129,739
Everbright Securities Co., Ltd. Class A	16,199	38,033
Fangda Carbon New Material Co., Ltd. Class A	17,360	29,538
Far East Horizon, Ltd. (c)	195,000	173,082
FAW Jiefang Group Co., Ltd.	14,500	23,463
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	5,655
First Capital Securities Co., Ltd. Class A	14,100	16,231
Flat Glass Group Co., Ltd. Class A	4,000	36,446
Flat Glass Group Co., Ltd. Class H (a)(c)	47,000	238,729
Focus Media Information Technology Co., Ltd. Class A	46,800	60,275
Foshan Haitian Flavouring & Food Co., Ltd. Class A	12,650	209,094
Fosun International, Ltd.	292,000	314,985
Founder Securities Co., Ltd. Class A	33,000	40,685
Foxconn Industrial Internet Co., Ltd. Class A	23,700	44,425
Fu Jian Anjoy Foods Co., Ltd. Class A	800	21,485
Fujian Sunner Development Co., Ltd. Class A	4,100	15,584
Fuyao Glass Industry Group Co., Ltd. Class A	6,400	47,444
Fuyao Glass Industry Group Co., Ltd. Class H (b)	67,256	347,654
Ganfeng Lithium Co., Ltd. Class A	4,500	101,088
Ganfeng Lithium Co., Ltd. Class H (b)	28,600	450,114
G-bits Network Technology Xiamen Co., Ltd. Class A	300	19,902
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	5,677
GD Power Development Co., Ltd. Class A	96,900	48,305

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
GDS Holdings, Ltd. ADR (a)	10,000	$ 471,600
Geely Automobile Holdings, Ltd.	656,000	1,792,235
GEM Co., Ltd. Class A	16,700	27,181
Gemdale Corp. Class A	18,100	36,917
Genscript Biotech Corp. (a)	126,000	557,572
GF Securities Co., Ltd. Class A	25,000	96,673
GF Securities Co., Ltd. Class H	127,000	242,066
Giant Network Group Co., Ltd. Class A	5,400	10,165
Gigadevice Semiconductor Beijing, Inc. Class A	2,392	66,147
Ginlong Technologies Co., Ltd. Class A	1,300	47,336
GoerTek, Inc. Class A	11,700	99,538
GOME Retail Holdings, Ltd. (a)(c)	1,346,000	113,946
Great Wall Motor Co., Ltd. Class A	7,400	56,486
Great Wall Motor Co., Ltd. Class H	342,000	1,175,635
Greenland Holdings Corp., Ltd. Class A	34,125	23,290
Greentown China Holdings, Ltd. (c)	94,500	152,241
Greentown Service Group Co., Ltd.	158,000	145,915
GRG Banking Equipment Co., Ltd. Class A	10,600	19,836
Guangdong Haid Group Co., Ltd. Class A	5,800	66,856
Guangdong Investment, Ltd.	324,000	411,842
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,100	31,412
Guanghui Energy Co., Ltd. Class A (a)	27,300	28,077
Guangzhou Automobile Group Co., Ltd. Class H	324,800	320,371
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	17,210
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	15,799
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	29,773
Guangzhou R&F Properties Co., Ltd. Class H (c)	180,800	67,252
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	2,200	28,161
Guangzhou Tinci Materials Technology Co., Ltd. Class A	3,060	55,170
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	11,300	15,460
Guolian Securities Co., Ltd. Class A	7,800	17,136
Security Description	Shares	Value
Guosen Securities Co., Ltd. Class A	20,600	$ 37,189
Guotai Junan Securities Co., Ltd. Class A	25,800	72,583
Guoxuan High-Tech Co., Ltd. Class A (a)	6,100	49,162
Guoyuan Securities Co., Ltd. Class A	18,720	22,668
Haidilao International Holding, Ltd. (b)(c)	118,000	266,383
Haier Smart Home Co., Ltd. Class A	24,100	113,279
Haier Smart Home Co., Ltd. Class H	254,200	1,074,342
Haitian International Holdings, Ltd. (a)	69,000	191,610
Haitong Securities Co., Ltd. Class A	32,500	62,659
Haitong Securities Co., Ltd. Class H	292,400	259,159
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	2,600	12,474
Hangzhou First Applied Material Co., Ltd. Class A	3,620	74,318
Hangzhou Oxygen Plant Group Co., Ltd. Class A	2,400	11,326
Hangzhou Robam Appliances Co., Ltd. Class A	1,500	8,497
Hangzhou Silan Microelectronics Co., Ltd. Class A	4,200	35,798
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	36,175
Hangzhou Tigermed Consulting Co., Ltd. Class H (b)	13,800	175,237
Hansoh Pharmaceutical Group Co., Ltd. (b)	134,000	326,565
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	15,905
Heilongjiang Agriculture Co., Ltd. Class A	7,600	17,401
Hello Group, Inc. ADR	17,800	159,844
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,797	43,646
Hengan International Group Co., Ltd. (c)	72,500	373,366
Hengli Petrochemical Co., Ltd. Class A	20,300	73,327
HengTen Networks Group, Ltd. (a)(c)	280,000	105,948
Hengtong Optic-electric Co., Ltd. Class A	13,400	31,861
Hengyi Petrochemical Co., Ltd. Class A	16,510	27,573
Hesteel Co., Ltd. Class A	42,500	16,441
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	47,746

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Hongfa Technology Co., Ltd. Class A	3,600	$ 42,255
Hopson Development Holdings, Ltd. (c)	79,200	165,180
Hoshine Silicon Industry Co., Ltd. Class A	1,200	24,904
Hua Hong Semiconductor, Ltd. (a)(b)	58,000	319,895
Huadian Power International Corp., Ltd. Class A	27,200	22,884
Huadong Medicine Co., Ltd. Class A	7,960	50,321
Huafon Chemical Co., Ltd. Class A	14,900	24,462
Huagong Tech Co., Ltd. Class A	3,200	14,020
Hualan Biological Engineering, Inc. Class A	4,810	22,042
Huaneng Power International, Inc. Class A	23,500	35,810
Huaneng Power International, Inc. Class H	412,000	275,325
Huatai Securities Co., Ltd. Class A	25,218	70,431
Huatai Securities Co., Ltd. Class H (b)	169,100	281,533
Huaxi Securities Co., Ltd. Class A	10,400	16,109
Huaxia Bank Co., Ltd. Class A	41,700	36,722
Huaxin Cement Co., Ltd. Class A	5,400	16,389
Huayu Automotive Systems Co., Ltd. Class A	9,900	44,058
Huazhu Group, Ltd. ADR (a)	19,700	735,598
Hubei Xingfa Chemicals Group Co., Ltd. Class A	6,200	36,933
Huizhou Desay Sv Automotive Co., Ltd. Class A	2,000	44,507
Humanwell Healthcare Group Co., Ltd. Class A	4,400	15,582
Hunan Valin Steel Co., Ltd. Class A	26,500	21,295
Hundsun Technologies, Inc. Class A	5,824	56,921
Hutchmed China, Ltd. ADR (a)	9,800	343,784
Hygeia Healthcare Holdings Co., Ltd. (b)(c)	39,400	246,620
Iflytek Co., Ltd. Class A	9,350	77,208
I-Mab ADR (a)	4,400	208,516
Imeik Technology Development Co., Ltd. Class A	700	59,015
Industrial & Commercial Bank of China, Ltd. Class A	249,042	181,327
Industrial & Commercial Bank of China, Ltd. Class H	6,295,000	3,552,711
Industrial Bank Co., Ltd. Class A	78,299	234,440
Security Description	Shares	Value
Industrial Securities Co., Ltd. Class A	24,600	$ 38,221
Ingenic Semiconductor Co., Ltd. Class A	1,900	40,037
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	156,300	68,576
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	27,799
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,000	143,437
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	20,800	23,878
Innovent Biologics, Inc. (a)(b)	129,000	798,359
Inspur Electronic Information Industry Co., Ltd. Class A	3,248	18,301
Intco Medical Technology Co., Ltd. Class A	2,250	20,465
iQIYI, Inc. ADR (a)	32,300	147,288
JA Solar Technology Co., Ltd. Class A	5,200	75,804
Jafron Biomedical Co., Ltd. Class A	1,520	12,740
Jason Furniture Hangzhou Co., Ltd. Class A	2,000	24,268
JCET Group Co., Ltd. Class A	5,900	28,781
JD Health International, Inc. (a)(b)(c)	39,850	314,095
JD.com, Inc. Class A (a)	193,684	6,807,000
Jiangsu Eastern Shenghong Co., Ltd. Class A	10,400	31,630
Jiangsu Expressway Co., Ltd. Class H	148,000	151,677
Jiangsu Hengli Hydraulic Co., Ltd. Class A	4,364	56,137
Jiangsu Hengrui Medicine Co., Ltd. Class A	25,144	200,510
Jiangsu King's Luck Brewery JSC, Ltd. Class A	6,000	51,328
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,300	137,296
Jiangsu Yangnong Chemical Co., Ltd. Class A	1,500	30,948
Jiangsu Yoke Technology Co., Ltd. Class A	1,200	15,317
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,200	19,022
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	33,072
Jiangxi Copper Co., Ltd. Class A	8,800	30,901
Jiangxi Copper Co., Ltd. Class H	124,000	198,494
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	7,595
Jinke Properties Group Co., Ltd. Class A	23,600	16,626

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Jinxin Fertility Group, Ltd. (a)(b)(c)	140,500	$ 156,966
JiuGui Liquor Co., Ltd. Class A	1,600	53,467
Jiumaojiu International Holdings, Ltd. (b)(c)	76,000	133,551
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	8,600	17,365
Joinn Laboratories China Co., Ltd. Class A	840	15,248
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	17,361
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,600	9,554
JOYY, Inc. ADR (c)	6,100	277,123
Juewei Food Co., Ltd. Class A	2,300	24,714
Kanzhun, Ltd. ADR (a)	7,900	275,552
KE Holdings, Inc. ADR (a)	39,900	802,788
Kingboard Holdings, Ltd.	75,000	365,077
Kingdee International Software Group Co., Ltd. (a)	294,000	905,045
Kingfa Sci & Tech Co., Ltd. Class A	8,500	16,815
Kingsoft Cloud Holdings, Ltd. ADR (a)(c)	5,800	91,350
Kingsoft Corp., Ltd.	108,000	474,456
Kuaishou Technology (a)(b)	53,500	494,424
Kuang-Chi Technologies Co., Ltd. Class A (a)	7,100	26,808
Kunlun Energy Co., Ltd.	428,000	401,303
Kunlun Tech Co., Ltd. Class A	5,300	19,295
Kweichow Moutai Co., Ltd. Class A	4,599	1,482,604
KWG Group Holdings, Ltd. (a)	137,250	89,783
Lakala Payment Co., Ltd. Class A	4,800	21,905
LB Group Co., Ltd. Class A	8,200	36,867
Lee & Man Paper Manufacturing, Ltd.	136,000	94,547
Lenovo Group, Ltd. (c)	816,000	937,799
Lens Technology Co., Ltd. Class A	19,400	70,107
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	18,861
Leyard Optoelectronic Co., Ltd. Class A	11,000	17,731
Li Auto, Inc. ADR (a)	61,500	1,974,150
Li Ning Co., Ltd.	250,000	2,736,875
Lingyi iTech Guangdong Co. Class A (a)	36,100	41,782
Livzon Pharmaceutical Group, Inc. Class A	2,700	17,073
Logan Group Co., Ltd.	150,000	114,670
Longfor Group Holdings, Ltd. (b)	205,500	967,363
LONGi Green Energy Technology Co., Ltd. Class A (a)	19,360	262,434
Security Description	Shares	Value
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	900	$ 25,265
Luxi Chemical Group Co., Ltd. Class A	4,600	11,039
Luxshare Precision Industry Co., Ltd. Class A	25,271	195,522
Luzhou Laojiao Co., Ltd. Class A	5,100	203,605
Mango Excellent Media Co., Ltd. Class A	7,340	66,047
Maxscend Microelectronics Co., Ltd. Class A	1,040	53,447
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	15,000	18,517
Meituan Class B (a)(b)	455,400	13,166,138
Metallurgical Corp. of China, Ltd. Class A	63,200	38,065
Mianyang Fulin Precision Co., Ltd. Class A (a)	4,200	19,418
Microport Scientific Corp. (c)	70,949	258,450
Ming Yang Smart Energy Group, Ltd. Class A	4,600	18,880
Ming Yuan Cloud Group Holdings, Ltd. (a)(c)	61,000	138,958
Minth Group, Ltd.	84,000	370,099
MMG, Ltd. (a)	316,000	101,330
Montage Technology Co., Ltd. Class A	2,768	36,507
Muyuan Foods Co., Ltd. Class A	20,176	169,301
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	4,056	26,789
Nanjing Securities Co., Ltd. Class A	13,133	20,467
NARI Technology Co., Ltd. Class A	20,982	132,081
National Silicon Industry Group Co., Ltd. Class A (a)	8,190	33,254
NAURA Technology Group Co., Ltd. Class A	2,100	114,599
NavInfo Co., Ltd. Class A (a)	3,500	8,762
NetEase, Inc.	223,825	4,521,688
New China Life Insurance Co., Ltd. Class A	6,800	41,576
New China Life Insurance Co., Ltd. Class H	100,800	269,574
New Hope Liuhe Co., Ltd. Class A (a)	13,700	32,769
New Oriental Education & Technology Group, Inc. ADR (a)	171,300	359,730
Ninestar Corp. Class A	4,400	33,046
Ningbo Joyson Electronic Corp. Class A	6,700	23,148
Ningbo Tuopu Group Co., Ltd. Class A	5,000	41,673

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Ningxia Baofeng Energy Group Co., Ltd. Class A	19,600	$ 53,507
NIO, Inc. ADR (a)	152,300	4,824,864
Noah Holdings, Ltd. ADR (a)	3,900	119,691
Nongfu Spring Co., Ltd. Class H (b)	195,600	1,290,820
North Industries Group Red Arrow Co., Ltd. Class A (a)	7,700	32,294
Northeast Securities Co., Ltd. Class A	10,700	14,774
Offshore Oil Engineering Co., Ltd. Class A	6,200	4,495
OFILM Group Co., Ltd. Class A (a)	12,400	18,915
Oppein Home Group, Inc. Class A	1,680	38,968
Orient Securities Co., Ltd. Class A	23,900	55,399
Ovctek China, Inc. Class A	3,160	28,509
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	20,432
People's Insurance Co. Group of China, Ltd. Class A	19,600	14,486
People's Insurance Co. Group of China, Ltd. Class H	889,000	269,107
Perfect World Co., Ltd. Class A	4,800	15,331
PetroChina Co., Ltd. Class A	69,300	53,508
PetroChina Co., Ltd. Class H	2,344,000	1,043,274
PharmaBlock Sciences Nanjing, Inc. Class A	1,100	24,593
Pharmaron Beijing Co., Ltd. Class A	2,000	44,431
Pharmaron Beijing Co., Ltd. Class H (b)	14,300	220,655
PICC Property & Casualty Co., Ltd. Class H	759,000	620,144
Pinduoduo, Inc. ADR (a)	48,700	2,839,210
Ping An Bank Co., Ltd. Class A	73,500	190,481
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	48,800	177,453
Ping An Insurance Group Co. of China, Ltd. Class A	38,600	305,993
Ping An Insurance Group Co. of China, Ltd. Class H	707,500	5,095,510
Poly Developments & Holdings Group Co., Ltd. Class A	42,600	104,707
Postal Savings Bank of China Co., Ltd. Class A	103,000	82,607
Postal Savings Bank of China Co., Ltd. Class H (b)	869,000	609,703
Power Construction Corp. of China, Ltd. Class A	51,100	64,929
Powerlong Real Estate Holdings, Ltd.	146,000	76,405
Proya Cosmetics Co., Ltd. Class A	1,000	32,758
Security Description	Shares	Value
Qingdao Rural Commercial Bank Corp. Class A	25,200	$ 15,297
Raytron Technology Co., Ltd. Class A	1,060	13,097
RiseSun Real Estate Development Co., Ltd. Class A	19,300	13,202
Riyue Heavy Industry Co., Ltd. Class A	2,400	12,436
RLX Technology, Inc. ADR (a)(c)	67,600	263,640
Rongsheng Petrochemical Co., Ltd. Class A	40,055	114,388
SAIC Motor Corp., Ltd. Class A	27,800	90,189
Sailun Group Co., Ltd. Class A	7,600	17,676
Sangfor Technologies, Inc. Class A	1,650	49,559
Sany Heavy Equipment International Holdings Co., Ltd.	111,000	107,351
Sany Heavy Industry Co., Ltd. Class A	28,555	102,382
Satellite Chemical Co., Ltd. Class A	7,600	47,842
SDIC Capital Co., Ltd. Class A	23,612	30,522
SDIC Power Holdings Co., Ltd. Class A	27,200	49,061
Sealand Securities Co., Ltd. Class A	24,100	15,576
Seazen Group, Ltd. (a)	250,000	168,990
Seazen Holdings Co., Ltd. Class A	6,800	31,150
SF Holding Co., Ltd. Class A	18,800	203,756
SG Micro Corp. Class A	750	36,444
Shaanxi Coal Industry Co., Ltd. Class A	32,100	61,585
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	15,256
Shandong Gold Mining Co., Ltd. Class A	11,228	33,230
Shandong Gold Mining Co., Ltd. Class H (b)(c)	67,250	115,069
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	8,450	41,592
Shandong Linglong Tyre Co., Ltd. Class A	4,800	27,589
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	35,470
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	18,972
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	339,464
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	2,380	22,393

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Shanghai Baosight Software Co., Ltd. Class A	3,590	$ 34,342
Shanghai Baosight Software Co., Ltd. Class B	44,300	213,836
Shanghai Construction Group Co., Ltd. Class A	47,200	26,721
Shanghai Electric Group Co., Ltd. Class A	41,000	31,335
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	60,953
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	53,000	233,515
Shanghai Friendess Electronic Technology Corp., Ltd. Class A	502	30,429
Shanghai Industrial Urban Development Group, Ltd.	11,400	1,111
Shanghai International Airport Co., Ltd. Class A (a)	2,968	21,792
Shanghai International Port Group Co., Ltd. Class A	39,200	33,781
Shanghai Jahwa United Co., Ltd. Class A	2,200	13,980
Shanghai Jinjiang International Hotels Co., Ltd. Class A	2,700	24,881
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	3,897	41,047
Shanghai Lingang Holdings Corp., Ltd. Class A	6,900	16,135
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	129,391
Shanghai M&G Stationery, Inc. Class A	2,300	23,333
Shanghai Medicilon, Inc. Class A	359	27,414
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	26,872
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	90,300	171,188
Shanghai Pudong Development Bank Co., Ltd. Class A	107,800	144,602
Shanghai Putailai New Energy Technology Co., Ltd. Class A	2,760	69,709
Shanghai RAAS Blood Products Co., Ltd. Class A	18,500	19,841
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	21,057
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	14,683
Shanxi Coking Coal Energy Group Co., Ltd. Class A	13,200	17,167
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	9,600	17,074
Security Description	Shares	Value
Shanxi Meijin Energy Co., Ltd. Class A (a)	16,200	$ 41,347
Shanxi Securities Co., Ltd. Class A	15,700	16,295
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	25,242
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	4,680	232,401
Shenghe Resources Holding Co., Ltd. Class A	4,400	13,576
Shengyi Technology Co., Ltd. Class A	6,000	22,220
Shennan Circuits Co., Ltd. Class A	1,260	24,138
Shenwan Hongyuan Group Co., Ltd. Class A	75,100	60,467
Shenzhen Capchem Technology Co., Ltd. Class A	2,000	35,540
Shenzhen Energy Group Co., Ltd. Class A	12,700	16,177
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	20,337
Shenzhen Inovance Technology Co., Ltd. Class A	8,850	95,472
Shenzhen International Holdings, Ltd.	150,085	155,931
Shenzhen Kaifa Technology Co., Ltd. Class A	6,800	16,938
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	37,950
Shenzhen Kedali Industry Co., Ltd. Class A	1,300	32,779
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	4,400	263,486
Shenzhen MTC Co., Ltd. Class A (a)	20,000	15,285
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	3,500	24,245
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	36,423
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (a)	3,600	15,466
Shenzhen SC New Energy Technology Corp. Class A	1,500	26,962
Shenzhen Senior Technology Material Co., Ltd. Class A	4,600	26,570
Shenzhen Sunlord Electronics Co., Ltd. Class A	2,000	12,008
Shenzhen Sunway Communication Co., Ltd. Class A	2,100	8,362
Shenzhen Transsion Holdings Co., Ltd. Class A	2,008	49,544
Shenzhou International Group Holdings, Ltd.	92,100	1,770,813

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	5,400	$ 16,644
Shimao Group Holdings, Ltd. (c)	131,500	86,022
Shimao Services Holdings, Ltd. (b)(c)	60,000	41,712
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	19,657
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	48,100	25,793
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	15,480
Sichuan New Energy Power Co., Ltd. (a)	7,600	31,707
Sichuan Road & Bridge Co., Ltd. Class A	11,800	22,342
Sichuan Swellfun Co., Ltd. Class A	1,600	30,191
Sichuan Yahua Industrial Group Co., Ltd. Class A	7,000	31,549
Sieyuan Electric Co., Ltd. Class A	4,400	34,050
Silergy Corp.	9,000	1,634,619
Sinolink Securities Co., Ltd. Class A	12,200	21,737
Sinoma Science & Technology Co., Ltd. Class A	8,700	46,544
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	16,066
Sinopharm Group Co., Ltd. Class H	154,400	335,880
Sinotrans, Ltd. Class A	19,000	13,386
Sinotruk Hong Kong, Ltd.	73,500	113,131
Skshu Paint Co., Ltd. Class A	1,680	36,762
Smoore International Holdings, Ltd. (b)(c)	201,000	1,024,813
Songcheng Performance Development Co., Ltd. Class A	11,340	25,537
SooChow Securities Co., Ltd. Class A	15,600	21,735
Southwest Securities Co., Ltd. Class A	29,900	24,873
StarPower Semiconductor, Ltd. Class A	600	35,949
Sun Art Retail Group, Ltd. (c)	187,500	75,276
Sunac China Holdings, Ltd.	334,700	505,723
Sunac Services Holdings, Ltd. (b)	126,000	128,484
Sungrow Power Supply Co., Ltd. Class A	5,700	130,689
Suning.com Co., Ltd. Class A (a)	30,200	19,566
Sunny Optical Technology Group Co., Ltd.	79,500	2,514,616
Security Description	Shares	Value
Sunwoda Electronic Co., Ltd. Class A	6,200	$ 41,106
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	30,684
Suzhou Maxwell Technologies Co., Ltd. Class A	360	36,362
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	3,000	38,213
TAL Education Group ADR (a)	45,100	177,243
TBEA Co., Ltd. Class A	14,887	49,561
TCL Technology Group Corp Class A	45,000	43,662
Tencent Holdings, Ltd.	642,300	37,633,575
Tencent Music Entertainment Group ADR (a)	73,300	502,105
Thunder Software Technology Co., Ltd. Class A	1,400	30,474
Tianfeng Securities Co., Ltd. Class A	22,100	14,075
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,500	17,023
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	12,400	81,412
Tianma Microelectronics Co., Ltd. Class A	8,800	18,018
Tianshan Aluminum Group Co., Ltd. Class A	26,700	34,220
Tianshui Huatian Technology Co., Ltd. Class A	9,100	18,188
Tibet Summit Resources Co., Ltd. Class A	5,600	33,165
Tingyi Cayman Islands Holding Corp.	220,000	452,061
Titan Wind Energy Suzhou Co., Ltd. Class A	10,800	32,931
Toly Bread Co., Ltd. Class A	3,080	13,756
Tongcheng Travel Holdings, Ltd. (a)	105,600	195,588
TongFu Microelectronics Co., Ltd. Class A	6,300	19,250
Tongkun Group Co., Ltd. Class A	7,400	24,647
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	23,094
Tongwei Co., Ltd. Class A	16,600	117,366
Topchoice Medical Corp. Class A (a)	1,100	34,423
Topsec Technologies Group, Inc. Class A	7,200	21,705
Topsports International Holdings, Ltd. (b)	183,000	185,199
Transfar Zhilian Co., Ltd. Class A	13,000	17,786
TravelSky Technology, Ltd. Class H	106,000	178,382

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Trip.com Group, Ltd. ADR (a)	57,467	$ 1,414,838
Tsingtao Brewery Co., Ltd. Class A	3,200	49,819
Tsingtao Brewery Co., Ltd. Class H	62,000	580,532
Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,500	88,457
Uni-President China Holdings, Ltd.	137,000	132,848
Unisplendour Corp., Ltd. Class A	10,360	37,227
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	14,648
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	22,000	83,527
Vipshop Holdings, Ltd. ADR (a)	50,188	421,579
Vnet Group, Inc. ADR (a)	10,400	93,912
Walvax Biotechnology Co., Ltd. Class A	5,000	44,189
Wanhua Chemical Group Co., Ltd. Class A	11,100	176,300
Want Want China Holdings, Ltd.	536,000	492,254
Weibo Corp. ADR (a)	7,060	218,719
Weichai Power Co., Ltd. Class A	23,800	66,957
Weichai Power Co., Ltd. Class H	219,000	428,657
Weihai Guangwei Composites Co., Ltd. Class A	2,400	31,884
Weimob, Inc. (a)(b)(c)	222,000	224,668
Wens Foodstuffs Group Co., Ltd. Class A (a)	23,040	69,782
Western Securities Co., Ltd. Class A	14,600	18,528
Western Superconducting Technologies Co., Ltd. Class A	2,488	37,928
Westone Information Industry, Inc. Class A	2,100	18,474
Wharf Holdings, Ltd.	151,000	463,867
Will Semiconductor Co., Ltd. Shanghai Class A	3,500	171,047
Wingtech Technology Co., Ltd. Class A	4,900	99,633
Winning Health Technology Group Co., Ltd. Class A	8,450	22,271
Wuchan Zhongda Group Co., Ltd. Class A	20,300	18,898
Wuhan Guide Infrared Co., Ltd. Class A	7,280	27,716
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	38,666
Wuhu Token Science Co., Ltd. Class A	13,800	28,819
Security Description	Shares	Value
Wuliangye Yibin Co., Ltd. Class A	14,500	$ 507,713
WUS Printed Circuit Kunshan Co., Ltd. Class A	4,180	10,899
WuXi AppTec Co., Ltd. Class A	9,733	181,496
WuXi AppTec Co., Ltd. Class H (b)	38,991	675,164
Wuxi Biologics Cayman, Inc. (a)(b)	403,000	4,784,019
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	2,020	23,624
Wuxi Shangji Automation Co., Ltd. Class A	900	23,633
XCMG Construction Machinery Co., Ltd. Class A	35,100	33,063
Xiamen C & D, Inc. Class A	11,400	16,260
Xiamen Faratronic Co., Ltd. Class A	1,200	43,856
Xiamen Intretech, Inc. Class A	3,800	20,335
Xiamen Tungsten Co., Ltd. Class A	4,600	16,370
Xiaomi Corp. Class B (a)(b)	1,589,500	3,853,309
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	16,300	42,217
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	85,000	165,938
Xinjiang Zhongtai Chemical Co., Ltd. Class A	14,900	22,353
Xinyi Solar Holdings, Ltd.	544,089	922,599
XPeng, Inc. ADR (a)	43,400	2,184,322
Yadea Group Holdings, Ltd. (b)	128,000	249,554
Yankuang Energy Group Co., Ltd. Class H (c)	170,000	337,981
Yantai Eddie Precision Machinery Co., Ltd. Class A	4,200	21,082
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	3,700	23,274
Yanzhou Coal Mining Co., Ltd. Class A	9,900	36,632
Yealink Network Technology Corp., Ltd. Class A	2,900	37,145
Yifeng Pharmacy Chain Co., Ltd. Class A	1,274	11,041
Yihai International Holding, Ltd. (a)(c)	53,000	245,071
Yihai Kerry Arawana Holdings Co., Ltd. Class A	5,700	56,408
Yintai Gold Co., Ltd. Class A	11,060	15,271
Yonghui Superstores Co., Ltd. Class A	28,800	18,342
YongXing Special Materials Technology Co., Ltd. Class A	1,000	23,277
Yonyou Network Technology Co., Ltd. Class A	12,778	72,098
Youngor Group Co., Ltd. Class A	22,500	24,379
Youngy Co., Ltd. Class A (a)	1,300	26,607

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
YTO Express Group Co., Ltd. Class A	10,400	$ 27,280
Yuan Longping High-tech Agriculture Co., Ltd. Class A (a)	4,200	15,363
Yuexiu Property Co., Ltd.	151,400	133,412
Yum China Holdings, Inc.	46,900	2,337,496
Yunda Holding Co., Ltd. Class A	9,360	30,115
Yunnan Aluminium Co., Ltd. Class A (a)	7,600	13,350
Yunnan Baiyao Group Co., Ltd. Class A	4,299	70,748
Yunnan Energy New Material Co., Ltd. Class A	3,300	129,944
Yunnan Tin Co., Ltd. Class A (a)	9,000	27,641
Zai Lab, Ltd. ADR (a)	8,674	545,161
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,300	158,112
Zhefu Holding Group Co., Ltd. Class A (a)	13,200	14,780
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	18,800	24,804
Zhejiang China Commodities City Group Co., Ltd. Class A	13,400	10,220
Zhejiang Chint Electrics Co., Ltd. Class A (a)	6,900	58,474
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	44,309
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	24,738
Zhejiang Expressway Co., Ltd. Class H (c)	164,000	146,198
Zhejiang HangKe Technology, Inc. Co. Class A	1,724	29,166
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	19,858
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,600	79,796
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	6,000	65,576
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	2,000	17,694
Zhejiang Juhua Co., Ltd. Class A	8,700	17,663
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	14,697
Zhejiang NHU Co., Ltd. Class A	11,180	54,713
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A (a)	12,690	50,488
Zhejiang Supor Co., Ltd. Class A (a)	1,300	12,724
Security Description	Shares	Value
Zhejiang Weiming Environment Protection Co., Ltd. Class A	7,100	$ 40,786
Zhejiang Weixing New Building Materials Co., Ltd. Class A	5,100	19,505
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	8,110
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	4,500	36,239
Zheshang Securities Co., Ltd. Class A	11,100	23,006
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	55,600	193,266
Zhongji Innolight Co., Ltd. Class A	2,200	14,703
Zhongsheng Group Holdings, Ltd.	66,000	514,706
Zhongtai Securities Co., Ltd. Class A	23,600	37,001
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,300	355,001
Zhuzhou Hongda Electronics Corp., Ltd. Class A	2,400	37,764
Zhuzhou Kibing Group Co., Ltd. Class A	6,600	17,748
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	15,600	25,759
Zijin Mining Group Co., Ltd. Class A	83,900	127,980
Zijin Mining Group Co., Ltd. Class H	630,000	749,894
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A (a)	28,400	32,022
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	147,600	92,956
ZTE Corp. Class A	13,800	72,700
ZTE Corp. Class H	87,000	238,248
ZTO Express Cayman, Inc. ADR	48,900	1,379,958
		262,869,785
COLOMBIA — 0.2%
Bancolombia SA	29,590	252,278
Bancolombia SA Preference Shares	49,615	390,093
Ecopetrol SA	542,248	358,390
Grupo de Inversiones Suramericana SA	24,484	180,472
Interconexion Electrica SA ESP	47,764	262,878
		1,444,111
CZECH REPUBLIC — 0.1%
CEZ A/S	17,823	674,524
Komercni banka A/S	8,548	365,752
Moneta Money Bank A/S (b)	41,415	177,680
		1,217,956

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
EGYPT — 0.1%
Commercial International Bank Egypt SAE (a)	185,076	$ 624,264
Eastern Co SAE	120,063	81,927
Fawry for Banking & Payment Technology Services SAE (a)	51,729	42,180
		748,371
GREECE — 0.2%
Alpha Services & Holdings SA (a)	259,127	317,370
Eurobank Ergasias Services & Holdings SA Class A (a)	278,256	282,068
FF Group (a)(d)	3,869	—
Hellenic Telecommunications Organization SA	25,216	466,122
JUMBO SA	11,960	171,372
OPAP SA	23,830	337,930
Public Power Corp. SA (a)	23,104	246,974
		1,821,836
HONG KONG — 0.2%
Alibaba Pictures Group, Ltd. (a)(c)	1,275,900	116,195
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	406,100	—
China Youzan, Ltd. (a)(c)	1,500,000	103,895
Huabao International Holdings, Ltd. (c)	106,000	195,785
Kingboard Laminates Holdings, Ltd.	107,300	182,497
Nine Dragons Paper Holdings, Ltd. (a)	180,000	193,245
Sino Biopharmaceutical, Ltd.	1,164,000	815,187
Vinda International Holdings, Ltd. (c)	38,000	92,608
		1,699,412
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	46,542	361,883
OTP Bank Nyrt (a)	24,764	1,268,386
Richter Gedeon Nyrt	15,561	418,915
		2,049,184
INDIA — 11.9%
ACC, Ltd.	8,655	257,983
Adani Enterprises, Ltd.	31,216	717,855
Adani Green Energy, Ltd. (a)	42,997	769,439
Adani Ports & Special Economic Zone, Ltd.	55,955	549,722
Adani Total Gas, Ltd.	31,206	722,809
Adani Transmission, Ltd. (a)	30,975	725,397
Ambuja Cements, Ltd.	77,424	393,184
Apollo Hospitals Enterprise, Ltd.	11,247	758,529
Asian Paints, Ltd.	42,717	1,944,013
Aurobindo Pharma, Ltd.	33,000	326,002
Avenue Supermarts, Ltd. (a)(b)	17,922	1,126,266
Security Description	Shares	Value
Axis Bank, Ltd. (a)	252,939	$ 2,308,876
Bajaj Auto, Ltd.	7,731	337,926
Bajaj Finance, Ltd.	30,420	2,855,285
Bajaj Finserv, Ltd.	4,261	940,421
Balkrishna Industries, Ltd.	9,903	309,524
Bandhan Bank, Ltd. (b)	69,077	234,824
Berger Paints India, Ltd.	28,140	292,148
Bharat Electronics, Ltd.	137,366	387,970
Bharat Forge, Ltd.	25,984	243,933
Bharat Petroleum Corp., Ltd.	95,800	496,748
Bharti Airtel, Ltd. (a)	274,175	2,522,086
Biocon, Ltd. (a)	47,309	232,072
Britannia Industries, Ltd.	11,850	574,840
Cholamandalam Investment & Finance Co., Ltd.	47,045	329,347
Cipla, Ltd.	54,208	688,469
Coal India, Ltd.	176,337	346,456
Colgate-Palmolive India, Ltd.	14,008	279,140
Container Corp. Of India, Ltd.	26,659	220,396
Dabur India, Ltd.	67,783	528,919
Divi's Laboratories, Ltd.	14,919	938,904
DLF, Ltd.	70,214	368,801
Dr Reddy's Laboratories, Ltd.	12,931	853,593
Eicher Motors, Ltd.	14,936	520,781
GAIL India, Ltd.	166,613	289,584
Godrej Consumer Products, Ltd. (a)	39,254	511,351
Godrej Properties, Ltd. (a)	14,103	355,119
Grasim Industries, Ltd.	29,951	653,630
Havells India, Ltd.	27,411	515,139
HCL Technologies, Ltd.	120,826	2,144,080
HDFC Asset Management Co., Ltd. (b)	5,710	187,894
HDFC Life Insurance Co., Ltd. (b)	101,244	884,677
Hero MotoCorp, Ltd.	13,120	434,553
Hindalco Industries, Ltd.	174,836	1,118,484
Hindustan Petroleum Corp., Ltd.	74,028	291,140
Hindustan Unilever, Ltd.	92,096	2,924,040
Housing Development Finance Corp., Ltd.	191,288	6,655,714
ICICI Bank, Ltd.	573,048	5,705,761
ICICI Lombard General Insurance Co., Ltd. (b)	24,370	459,382
ICICI Prudential Life Insurance Co., Ltd. (a)(b)	38,573	291,001
Indian Oil Corp., Ltd.	210,531	315,787
Indian Railway Catering & Tourism Corp., Ltd.	27,704	309,983
Indraprastha Gas, Ltd.	31,314	198,157
Indus Towers, Ltd.	72,232	241,273
Info Edge India, Ltd.	8,706	653,129
Infosys, Ltd.	379,586	9,639,567
InterGlobe Aviation, Ltd. (a)(b)	10,843	294,291
ITC, Ltd.	328,540	963,712
JSW Steel, Ltd.	93,004	820,683

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Jubilant Foodworks, Ltd.	8,968	$ 433,237
Kotak Mahindra Bank, Ltd.	61,829	1,493,914
Larsen & Toubro Infotech, Ltd. (b)	5,821	574,147
Larsen & Toubro, Ltd.	77,241	1,970,000
Lupin, Ltd.	24,422	312,356
Mahindra & Mahindra, Ltd.	97,618	1,099,350
Marico, Ltd.	58,864	405,951
Maruti Suzuki India, Ltd.	15,219	1,520,443
Mindtree, Ltd.	7,411	476,549
Motherson Sumi Systems, Ltd.	142,594	428,344
Mphasis, Ltd.	9,508	434,459
MRF, Ltd.	216	213,101
Muthoot Finance, Ltd.	13,837	278,404
Nestle India, Ltd.	3,790	1,004,694
NTPC, Ltd.	548,366	917,685
Oil & Natural Gas Corp., Ltd.	277,817	532,196
Page Industries, Ltd.	635	345,294
Petronet LNG, Ltd.	80,105	233,195
PI Industries, Ltd.	9,306	379,848
Pidilite Industries, Ltd.	17,082	565,940
Piramal Enterprises, Ltd.	12,097	430,255
Power Grid Corp. of India, Ltd.	348,927	959,441
Reliance Industries, Ltd.	317,792	10,124,067
SBI Cards & Payment Services, Ltd. (a)	26,082	325,658
SBI Life Insurance Co., Ltd. (b)	50,035	805,022
Shree Cement, Ltd.	1,202	436,384
Shriram Transport Finance Co., Ltd.	23,023	376,925
Siemens, Ltd.	7,799	247,743
SRF, Ltd.	16,637	541,641
State Bank of India	197,284	1,222,017
Sun Pharmaceutical Industries, Ltd.	94,285	1,072,659
Tata Consultancy Services, Ltd.	103,354	5,197,687
Tata Consumer Products, Ltd.	65,993	660,013
Tata Motors, Ltd. ADR (a)(c)	541	17,361
Tata Motors, Ltd. (a)	183,366	1,189,951
Tata Power Co., Ltd.	161,372	479,651
Tata Steel, Ltd.	76,828	1,148,715
Tata Steel, Ltd. GDR	4,114	60,887
Tech Mahindra, Ltd.	70,482	1,697,726
Titan Co., Ltd.	39,267	1,332,430
Torrent Pharmaceuticals, Ltd.	5,408	238,511
Trent, Ltd.	20,811	298,157
UltraTech Cement, Ltd.	11,183	1,141,992
United Spirits, Ltd. (a)	31,592	381,748
UPL, Ltd.	54,337	546,106
Vedanta, Ltd.	125,078	574,107
Wipro, Ltd. ADR	119	1,161
Wipro, Ltd.	151,292	1,455,920
Yes Bank, Ltd. (a)	1,260,955	232,393
Zomato, Ltd. (a)	177,063	327,279
		109,103,503
Security Description	Shares	Value
INDONESIA — 1.4%
Adaro Energy Tbk PT	1,643,300	$ 259,423
Aneka Tambang Tbk	967,300	152,705
Astra International Tbk PT	2,274,700	909,721
Bank Central Asia Tbk PT	6,191,100	3,171,025
Bank Mandiri Persero Tbk PT	2,088,100	1,029,216
Bank Negara Indonesia Persero Tbk PT	848,500	401,851
Bank Rakyat Indonesia Persero Tbk PT	7,630,013	2,200,270
Barito Pacific Tbk PT	2,937,300	176,207
Charoen Pokphand Indonesia Tbk PT	842,200	351,594
Gudang Garam Tbk PT	48,300	103,700
Indah Kiat Pulp & Paper Tbk PT	320,700	176,073
Indocement Tunggal Prakarsa Tbk PT	153,700	130,487
Indofood CBP Sukses Makmur Tbk PT	254,900	155,596
Indofood Sukses Makmur Tbk PT	508,000	225,441
Kalbe Farma Tbk PT	2,262,700	256,394
Merdeka Copper Gold Tbk PT (a)	1,254,900	342,506
Sarana Menara Nusantara Tbk PT	2,462,100	194,342
Semen Indonesia Persero Tbk PT	315,700	160,591
Telkom Indonesia Persero Tbk PT	5,543,200	1,571,270
Tower Bersama Infrastructure Tbk PT	929,400	192,368
Unilever Indonesia Tbk PT	818,700	236,089
United Tractors Tbk PT	192,400	299,011
		12,695,880
KUWAIT — 0.6%
Agility Public Warehousing Co. KSC	137,970	431,370
Boubyan Bank KSCP (a)	128,444	335,718
Kuwait Finance House KSCP	519,528	1,430,099
Mabanee Co. KPSC	63,148	165,679
Mobile Telecommunications Co. KSCP	243,028	478,417
National Bank of Kuwait SAKP	761,376	2,511,470
		5,352,753
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	14,692	263,305
MALAYSIA — 1.3%
AMMB Holdings Bhd (a)	191,600	145,793
Axiata Group Bhd	308,493	308,049
CIMB Group Holdings Bhd	724,093	947,265
Dialog Group Bhd	446,200	280,616
DiGi.Com Bhd	342,800	358,763
Fraser & Neave Holdings Bhd	14,200	84,327
Genting Bhd	230,500	258,386

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Genting Malaysia Bhd (a)	315,400	$ 218,039
HAP Seng Consolidated Bhd	65,900	121,803
Hartalega Holdings Bhd	183,100	251,839
Hong Leong Bank Bhd	75,400	337,001
Hong Leong Financial Group Bhd	26,800	111,549
IHH Healthcare Bhd	200,900	353,962
Inari Amertron Bhd	333,400	320,115
IOI Corp. Bhd	270,500	242,190
Kuala Lumpur Kepong Bhd	47,112	246,303
Malayan Banking Bhd	519,836	1,035,679
Malaysia Airports Holdings Bhd (a)	115,900	166,366
Maxis Bhd	264,700	308,160
MISC Bhd	157,000	265,687
Nestle Malaysia Bhd	7,500	241,599
Petronas Chemicals Group Bhd	272,600	583,676
Petronas Dagangan Bhd	33,900	167,628
Petronas Gas Bhd	90,700	391,887
PPB Group Bhd	68,320	280,430
Press Metal Aluminium Holdings Bhd	363,700	504,605
Public Bank Bhd	1,629,100	1,626,754
QL Resources Bhd	122,700	134,599
RHB Bank Bhd	208,527	268,793
Sime Darby Bhd	316,269	176,127
Sime Darby Plantation Bhd	201,536	181,895
Telekom Malaysia Bhd	122,400	161,594
Tenaga Nasional Bhd	250,900	562,507
Top Glove Corp. Bhd	591,000	367,424
Westports Holdings Bhd	121,800	118,409
		12,129,819
MEXICO — 2.0%
Alfa SAB de CV Class A	343,500	252,107
America Movil SAB de CV Series L	3,828,621	4,057,796
Arca Continental SAB de CV	48,600	309,957
Becle SAB de CV	56,500	141,795
Cemex SAB de CV Series CPO (a)	1,681,517	1,149,495
Coca-Cola Femsa SAB de CV	59,125	322,710
Fibra Uno Administracion SA de CV REIT	362,858	383,692
Fomento Economico Mexicano SAB de CV	217,580	1,693,860
Gruma SAB de CV Class B	24,125	309,470
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	41,300	569,421
Grupo Aeroportuario del Sureste SAB de CV Class B	23,350	482,357
Grupo Bimbo SAB de CV Class A	176,315	542,514
Grupo Carso SAB de CV Series A1	53,700	173,682
Security Description	Shares	Value
Grupo Financiero Banorte SAB de CV Series O	294,703	$ 1,915,534
Grupo Financiero Inbursa SAB de CV Series O (a)	254,026	304,360
Grupo Mexico SAB de CV Class B	345,136	1,505,849
Grupo Televisa SAB Series CPO	263,129	495,657
Industrias Penoles SAB de CV	14,495	166,843
Kimberly-Clark de Mexico SAB de CV Class A	162,389	246,063
Megacable Holdings SAB de CV	37,300	127,146
Orbia Advance Corp. SAB de CV	121,810	311,117
Promotora y Operadora de Infraestructura SAB de CV	24,150	188,810
Telesites SAB de CV (c)	143,900	147,381
Wal-Mart de Mexico SAB de CV	582,994	2,167,604
		17,965,220
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (a)(c)	23,400	171,288
Credicorp, Ltd.	7,500	915,525
Southern Copper Corp.	9,367	578,038
		1,664,851
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	216,340	231,009
AC Energy Corp.	905,200	195,268
Ayala Corp.	30,855	502,829
Ayala Land, Inc.	886,500	638,026
Bank of the Philippine Islands	207,449	374,887
BDO Unibank, Inc.	217,079	513,829
Globe Telecom, Inc.	3,070	200,001
GT Capital Holdings, Inc.	12,002	127,099
International Container Terminal Services, Inc.	113,600	445,556
JG Summit Holdings, Inc.	330,470	343,480
Jollibee Foods Corp.	47,570	201,876
Manila Electric Co.	26,550	153,700
Metro Pacific Investments Corp.	1,239,000	94,761
Metropolitan Bank & Trust Co.	199,887	218,340
Monde Nissin Corp. (a)(b)	462,600	146,965
PLDT, Inc.	8,106	288,044
SM Investments Corp.	26,360	487,473
SM Prime Holdings, Inc.	1,125,100	747,970
Universal Robina Corp.	99,000	248,507
		6,159,620
POLAND — 0.7%
Allegro.eu SA (a)(b)	39,226	378,206
Bank Polska Kasa Opieki SA	20,273	613,663
CCC SA (a)	244	6,387
CD Projekt SA (c)	8,084	386,910

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Cyfrowy Polsat SA	29,925	$ 257,790
Dino Polska SA (a)(b)	5,555	506,240
KGHM Polska Miedz SA	15,318	529,806
LPP SA	122	520,643
mBank SA (a)	1,753	188,418
Orange Polska SA (a)	76,094	159,536
PGE Polska Grupa Energetyczna SA (a)	87,427	174,880
Polski Koncern Naftowy ORLEN SA	32,937	607,517
Polskie Gornictwo Naftowe i Gazownictwo SA	198,506	310,289
Powszechna Kasa Oszczednosci Bank Polski SA (a)	97,211	1,083,686
Powszechny Zaklad Ubezpieczen SA	66,640	584,489
Santander Bank Polska SA	3,855	333,334
		6,641,794
QATAR — 0.7%
Barwa Real Estate Co.	223,427	187,774
Commercial Bank PQSC	218,410	404,847
Industries Qatar QSC	166,610	708,813
Masraf Al Rayan QSC	508,457	647,965
Mesaieed Petrochemical Holding Co.	492,130	282,492
Ooredoo QSC	84,086	162,121
Qatar Electricity & Water Co. QSC	50,210	228,917
Qatar Fuel QSC	55,820	280,250
Qatar Gas Transport Co., Ltd.	266,853	241,861
Qatar International Islamic Bank QSC	82,218	207,972
Qatar Islamic Bank SAQ	127,753	643,151
Qatar National Bank QPSC	502,289	2,785,283
		6,781,446
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	47,105	312,853
RUSSIA — 3.4%
Alrosa PJSC (a)	280,100	457,496
Gazprom PJSC	1,314,798	6,012,508
Inter Rao Use PJSC (a)	4,077,928	232,723
LUKOIL PJSC	46,457	4,062,171
Magnit PJSC	7,879	572,073
Mail.Ru Group, Ltd. GDR (a)	12,460	144,411
MMC Norilsk Nickel PJSC	7,060	2,147,002
Mobile TeleSystems PJSC ADR	44,794	356,112
Mobile TeleSystems PJSC	13,301	52,889
Moscow Exchange MICEX (a)	163,911	334,591
Novatek PJSC GDR	600	140,520
Novatek PJSC	91,850	2,106,251
Novolipetskiy Steel PJSC (a)	164,233	476,324
Ozon Holdings PLC ADR (a)(c)	6,064	179,555
PhosAgro PJSC GDR	15,404	332,418
Security Description	Shares	Value
Polymetal International PLC	40,728	$ 723,477
Polyus PJSC (a)	3,712	644,820
Rosneft Oil Co. PJSC	130,890	1,043,630
Sberbank of Russia PJSC	1,199,364	4,686,724
Severstal PAO	22,956	491,462
Surgutneftegas PJSC Preference Shares	761,500	390,110
Surgutneftegas PJSC	774,400	410,036
Tatneft PJSC	159,555	1,062,761
TCS Group Holding PLC GDR	13,226	1,115,216
United Co. RUSAL International PJSC (a)	343,940	338,615
VTB Bank PJSC	351,600,000	226,079
X5 Retail Group NV GDR	13,578	359,410
Yandex NV Class A (a)(f)	30,984	1,874,532
Yandex NV Class A (a)(f)	3,187	191,289
		31,165,205
SAUDI ARABIA — 3.2%
Abdullah Al Othaim Markets Co.	4,958	142,887
Advanced Petrochemical Co.	11,368	213,165
Al Rajhi Bank	136,154	5,142,403
Alinma Bank	109,541	699,074
Almarai Co. JSC	28,379	368,495
Arab National Bank	67,834	413,031
Bank AlBilad (a)	40,526	500,314
Bank Al-Jazira	43,091	221,515
Banque Saudi Fransi	65,931	829,757
Bupa Arabia for Cooperative Insurance Co.	6,898	241,423
Co. for Cooperative Insurance	6,432	132,772
Dar Al Arkan Real Estate Development Co. (a)	59,280	158,842
Dr Sulaiman Al Habib Medical Services Group Co.	5,600	240,741
Emaar Economic City (a)	43,855	139,471
Etihad Etisalat Co.	42,150	349,716
Jarir Marketing Co.	6,481	339,724
Mobile Telecommunications Co. (a)	47,124	151,122
Mouwasat Medical Services Co.	5,380	249,053
National Industrialization Co. (a)	37,956	201,790
National Petrochemical Co.	14,130	150,543
Rabigh Refining & Petrochemical Co. (a)	25,187	138,869
Riyad Bank	149,876	1,081,835
SABIC Agri-Nutrients Co.	23,786	1,118,849
Sahara International Petrochemical Co.	41,091	459,680
Saudi Arabian Mining Co. (a)	47,900	1,001,532
Saudi Arabian Oil Co. (b)	245,266	2,338,729
Saudi Basic Industries Corp.	99,868	3,085,630
Saudi British Bank	92,764	815,366
Saudi Cement Co.	8,713	127,177

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Saudi Electricity Co.	91,851	$ 586,668
Saudi Industrial Investment Group	23,681	196,480
Saudi Kayan Petrochemical Co. (a)	81,044	367,401
Saudi National Bank	244,005	4,185,468
Saudi Telecom Co.	66,937	2,003,974
Savola Group	29,348	249,752
Yanbu National Petrochemical Co.	27,690	506,686
		29,149,934
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (b)	22,100	161,860
SOUTH AFRICA — 2.8%
Absa Group, Ltd.	79,309	758,057
African Rainbow Minerals, Ltd.	11,695	169,431
Anglo American Platinum, Ltd.	5,828	663,417
Aspen Pharmacare Holdings, Ltd.	42,639	599,618
Bid Corp., Ltd.	38,020	777,623
Bidvest Group, Ltd.	31,949	379,244
Capitec Bank Holdings, Ltd.	8,992	1,149,241
Clicks Group, Ltd.	26,913	532,071
Discovery, Ltd. (a)(c)	48,092	432,617
Exxaro Resources, Ltd.	28,125	269,390
FirstRand, Ltd.	563,236	2,145,661
Gold Fields, Ltd.	99,010	1,080,301
Growthpoint Properties, Ltd. REIT	395,140	380,533
Harmony Gold Mining Co., Ltd.	64,565	269,425
Impala Platinum Holdings, Ltd.	90,478	1,275,536
Kumba Iron Ore, Ltd.	6,835	197,037
Mr. Price Group, Ltd.	28,190	352,375
MTN Group, Ltd. (a)	190,251	2,034,947
MultiChoice Group, Ltd.	42,339	323,724
Naspers, Ltd. Class N	24,221	3,751,523
Nedbank Group, Ltd.	51,826	568,333
Northam Platinum Holdings, Ltd. (a)	39,390	517,055
Old Mutual, Ltd.	529,994	435,020
Pepkor Holdings, Ltd. (a)(b)	146,861	201,428
Rand Merchant Investment Holdings, Ltd.	82,441	233,325
Remgro, Ltd.	60,066	493,587
Sanlam, Ltd.	208,052	773,807
Sasol, Ltd. (a)	62,788	1,018,928
Shoprite Holdings, Ltd.	55,299	723,738
Sibanye Stillwater, Ltd.	307,091	944,747
SPAR Group, Ltd.	20,580	215,497
Standard Bank Group, Ltd.	144,721	1,269,573
Tiger Brands, Ltd.	20,040	227,271
Vodacom Group, Ltd.	72,093	608,093
Woolworths Holdings, Ltd.	113,295	368,138
		26,140,311
Security Description	Shares	Value
SOUTH KOREA — 12.2%
Alteogen, Inc. (a)	2,860	$ 182,126
Amorepacific Corp.	3,518	494,222
AMOREPACIFIC Group	3,081	114,946
BGF retail Co., Ltd.	940	115,054
Celltrion Healthcare Co., Ltd.	9,828	663,054
Celltrion Pharm, Inc. (a)	1,769	185,122
Celltrion, Inc.	10,900	1,815,521
Cheil Worldwide, Inc.	8,082	155,351
CJ CheilJedang Corp.	889	289,790
CJ Corp. (a)	1,473	103,342
CJ ENM Co., Ltd.	1,167	136,260
CJ Logistics Corp. (a)	922	97,726
Coway Co., Ltd.	5,985	374,582
DB Insurance Co., Ltd.	5,288	240,212
Doosan Bobcat, Inc. (a)	5,233	179,386
Doosan Heavy Industries & Construction Co., Ltd. (a)	34,502	592,085
Douzone Bizon Co., Ltd. (a)	2,048	125,766
Ecopro BM Co., Ltd.	1,226	516,493
E-MART, Inc. (a)	2,267	287,964
F&F Co., Ltd. (a)	399	317,186
Green Cross Corp.	590	108,198
GS Engineering & Construction Corp.	6,831	227,556
GS Holdings Corp.	5,345	175,806
Hana Financial Group, Inc.	33,221	1,175,136
Hankook Tire & Technology Co., Ltd.	8,385	280,029
Hanmi Pharm Co., Ltd.	799	185,509
Hanon Systems	21,522	243,509
Hanwha Solutions Corp. (a)	13,764	411,039
HLB, Inc. (a)	9,883	289,319
HMM Co., Ltd. (a)	29,689	671,827
Hotel Shilla Co., Ltd.	3,434	225,322
HYBE Co., Ltd. (a)	1,852	543,721
Hyundai Construction Equipment Co., Ltd. (a)	4	136
Hyundai Engineering & Construction Co., Ltd.	8,936	334,137
Hyundai Glovis Co., Ltd.	2,034	287,455
Hyundai Heavy Industries Holdings Co., Ltd.	5,077	229,346
Hyundai Mobis Co., Ltd.	7,425	1,589,621
Hyundai Motor Co.	15,416	2,710,363
Hyundai Motor Co. Preference Shares (f)	3,991	339,088
Hyundai Motor Co. Preference Shares (f)	2,436	201,847
Hyundai Steel Co.	9,959	343,486
Iljin Materials Co., Ltd.	2,619	297,426
Industrial Bank of Korea (a)	28,223	244,540
Kakao Corp. (a)	34,739	3,287,603
Kakao Games Corp. (a)	3,480	266,397
KakaoBank Corp. (a)	10,623	527,240
Kangwon Land, Inc. (a)	10,535	213,137
KB Financial Group, Inc.	44,066	2,038,805

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Kia Corp.	29,395	$ 2,032,613
Korea Aerospace Industries, Ltd.	7,851	214,313
Korea Electric Power Corp. (a)	28,062	521,699
Korea Investment Holdings Co., Ltd.	4,535	307,865
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,292	341,555
Korea Zinc Co., Ltd.	918	394,615
Korean Air Lines Co., Ltd. (a)	19,014	469,452
Krafton, Inc. (a)(c)	2,447	946,894
KT&G Corp.	12,822	852,103
Kumho Petrochemical Co., Ltd.	1,984	277,051
L&F Co., Ltd. (a)	2,521	471,647
LG Chem, Ltd.	5,090	2,633,312
LG Chem, Ltd. Preference Shares	883	213,183
LG Corp.	9,509	647,132
LG Display Co., Ltd. (a)	25,970	537,423
LG Electronics, Inc. (a)	11,762	1,365,431
LG Household & Health Care, Ltd.	1,042	961,576
LG Household & Health Care, Ltd. Preference Shares	256	132,657
LG Innotek Co., Ltd.	1,592	487,477
LG Uplus Corp.	23,983	274,380
Lotte Chemical Corp.	1,962	358,153
Lotte Shopping Co., Ltd.	1,368	100,349
Meritz Securities Co., Ltd.	32,075	138,958
Mirae Asset Securities Co., Ltd.	31,312	227,843
NAVER Corp.	13,695	4,360,511
NCSoft Corp.	1,848	999,591
Netmarble Corp. (b)	2,279	239,642
NH Investment & Securities Co., Ltd.	17,388	182,839
Orion Corp/Republic of Korea	2,607	226,982
Pan Ocean Co., Ltd.	30,615	139,329
Pearl Abyss Corp. (a)	3,393	394,744
POSCO	8,250	1,905,047
POSCO Chemtech Co., Ltd.	3,391	410,771
S-1 Corp.	2,014	125,203
Samsung Biologics Co., Ltd. (a)(b)	1,851	1,406,059
Samsung C&T Corp.	9,235	924,471
Samsung Electro-Mechanics Co., Ltd.	6,288	1,044,694
Samsung Electronics Co., Ltd. Preference Shares	91,435	5,476,485
Samsung Electronics Co., Ltd.	531,690	35,021,095
Samsung Engineering Co., Ltd. (a)	17,644	339,893
Samsung Fire & Marine Insurance Co., Ltd.	3,387	575,541
Samsung Heavy Industries Co., Ltd. (a)	72,588	346,224
Samsung Life Insurance Co., Ltd.	7,673	413,745
Security Description	Shares	Value
Samsung SDI Co., Ltd. (a)	6,139	$ 3,382,583
Samsung SDS Co., Ltd.	3,811	501,722
Samsung Securities Co., Ltd.	7,170	270,816
SD Biosensor, Inc. (a)	4,110	193,269
Seegene, Inc.	3,890	199,613
Shin Poong Pharmaceutical Co., Ltd.	3,319	89,205
Shinhan Financial Group Co., Ltd.	49,145	1,521,376
SK Biopharmaceuticals Co., Ltd. (a)	2,912	238,104
SK Bioscience Co., Ltd. (a)	2,565	485,489
SK Chemicals Co., Ltd.	1,285	161,064
SK Hynix, Inc. (a)	60,853	6,705,988
SK IE Technology Co., Ltd. (a)(b)	2,065	291,836
SK Innovation Co., Ltd. (a)	5,655	1,134,568
SK Square Co., Ltd. (a)	1,886	105,346
SK Telecom Co., Ltd.	2,918	142,126
SK, Inc.	4,654	982,674
SKC Co., Ltd.	2,384	349,954
S-Oil Corp.	4,960	357,579
Woori Financial Group, Inc.	55,895	597,154
Yuhan Corp.	5,496	287,110
		111,871,909
TAIWAN — 15.0%
Accton Technology Corp.	56,000	526,259
Acer, Inc.	328,000	360,993
Advantech Co., Ltd.	43,002	616,268
ASE Technology Holding Co., Ltd.	363,307	1,398,496
Asia Cement Corp.	240,000	384,285
ASMedia Technology, Inc.	3,000	197,347
Asustek Computer, Inc.	79,000	1,073,626
AU Optronics Corp.	897,000	742,448
Catcher Technology Co., Ltd.	76,000	429,898
Cathay Financial Holding Co., Ltd.	874,087	1,974,570
Chailease Holding Co., Ltd.	144,297	1,374,282
Chang Hwa Commercial Bank, Ltd.	450,413	276,756
Cheng Shin Rubber Industry Co., Ltd.	203,000	264,875
China Development Financial Holding Corp.	1,694,826	1,072,016
China Steel Corp.	1,320,000	1,686,558
Chunghwa Telecom Co., Ltd.	423,000	1,781,165
Compal Electronics, Inc.	466,000	407,605
CTBC Financial Holding Co., Ltd.	2,050,040	1,922,816
Delta Electronics, Inc.	217,000	2,156,902
E.Sun Financial Holding Co., Ltd.	1,328,618	1,347,010
Eclat Textile Co., Ltd.	21,550	491,490
eMemory Technology, Inc.	7,000	554,090

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan, Ltd.	281,252	$ 1,448,600
Far Eastern New Century Corp.	317,000	335,710
Far EasTone Telecommunications Co., Ltd.	176,000	410,944
Feng TAY Enterprise Co., Ltd.	49,361	413,022
First Financial Holding Co., Ltd.	1,163,954	1,030,718
Formosa Chemicals & Fibre Corp.	390,000	1,138,974
Formosa Petrochemical Corp.	124,000	429,812
Formosa Plastics Corp.	425,000	1,597,571
Foxconn Technology Co., Ltd.	105,830	248,251
Fubon Financial Holding Co., Ltd.	843,855	2,327,182
Giant Manufacturing Co., Ltd.	34,000	423,971
Globalwafers Co., Ltd.	24,000	770,304
Hiwin Technologies Corp.	29,582	327,715
Hon Hai Precision Industry Co., Ltd.	1,386,800	5,212,969
Hotai Motor Co., Ltd.	33,000	732,353
Hua Nan Financial Holdings Co., Ltd.	942,965	722,552
Innolux Corp.	1,055,000	747,389
Inventec Corp.	302,000	272,343
Largan Precision Co., Ltd.	11,000	980,048
Lite-On Technology Corp.	231,958	534,894
MediaTek, Inc.	168,000	7,225,937
Mega Financial Holding Co., Ltd.	1,218,000	1,565,038
Micro-Star International Co., Ltd.	76,000	440,886
momo.com, Inc.	5,000	293,671
Nan Ya Plastics Corp.	574,000	1,771,771
Nan Ya Printed Circuit Board Corp.	25,000	516,861
Nanya Technology Corp.	139,000	392,377
Nien Made Enterprise Co., Ltd.	18,000	268,370
Novatek Microelectronics Corp.	65,000	1,266,310
Oneness Biotech Co., Ltd. (a)	26,000	270,177
Pegatron Corp.	221,000	551,961
Pou Chen Corp.	261,000	312,725
President Chain Store Corp.	64,000	632,667
Quanta Computer, Inc.	304,000	1,040,547
Realtek Semiconductor Corp.	51,000	1,069,144
Ruentex Development Co., Ltd.	134,064	309,151
Shanghai Commercial & Savings Bank, Ltd.	403,736	689,505
Shin Kong Financial Holding Co., Ltd.	1,334,741	533,086
SinoPac Financial Holdings Co., Ltd.	1,112,457	649,372
Synnex Technology International Corp.	150,700	360,586
Taishin Financial Holding Co., Ltd.	1,131,363	774,906
Security Description	Shares	Value
Taiwan Cement Corp.	579,085	$ 1,004,666
Taiwan Cooperative Financial Holding Co., Ltd.	1,056,864	972,176
Taiwan High Speed Rail Corp.	230,000	246,069
Taiwan Mobile Co., Ltd.	184,000	665,052
Taiwan Semiconductor Manufacturing Co., Ltd.	2,742,000	60,950,952
Unimicron Technology Corp.	134,000	1,118,806
Uni-President Enterprises Corp.	534,000	1,324,047
United Microelectronics Corp.	1,309,000	3,075,324
Vanguard International Semiconductor Corp.	101,000	576,788
Voltronic Power Technology Corp.	7,000	390,899
Wan Hai Lines, Ltd.	67,800	486,439
Win Semiconductors Corp.	38,000	514,367
Winbond Electronics Corp.	342,000	420,284
Wistron Corp.	314,101	330,937
Wiwynn Corp.	9,000	362,706
WPG Holdings, Ltd.	174,880	332,479
Yageo Corp. (a)	48,556	841,530
Yang Ming Marine Transport Corp. (a)	194,000	848,448
Yuanta Financial Holding Co., Ltd.	1,090,600	997,296
Zhen Ding Technology Holding, Ltd.	76,000	276,069
		137,815,459
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	46,378	955,166
THAILAND — 1.6%
Advanced Info Service PCL	132,500	912,289
Airports of Thailand PCL (a)	470,900	859,898
Asset World Corp. PCL (a)	866,500	120,358
B Grimm Power PCL	85,100	103,175
Bangkok Commercial Asset Management PCL	187,300	121,110
Bangkok Dusit Medical Services PCL Class F	1,063,400	732,172
Bangkok Expressway & Metro PCL	829,899	209,928
Berli Jucker PCL	128,600	119,341
BTS Group Holdings PCL	847,484	237,209
Bumrungrad Hospital PCL	49,900	210,624
Bumrungrad Hospital PCL NVDR	4,100	17,306
Carabao Group PCL Class F	30,300	108,393
Central Pattana PCL	231,300	391,212
Central Retail Corp. PCL	193,558	185,417
Charoen Pokphand Foods PCL	433,100	330,611
CP ALL PCL NVDR	16,600	29,319
CP ALL PCL	629,200	1,111,295
Delta Electronics Thailand PCL	35,300	435,372
Electricity Generating PCL	26,600	139,749

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Electricity Generating PCL NVDR	3,500	$ 18,388
Energy Absolute PCL	166,319	477,971
Global Power Synergy PCL Class F	78,400	208,292
Gulf Energy Development PCL	324,060	443,818
Home Product Center PCL	655,700	284,618
Indorama Ventures PCL	180,400	233,567
Intouch Holdings PCL NVDR	7,500	18,018
Intouch Holdings PCL Class F	119,000	285,878
Krung Thai Bank PCL	368,300	145,534
Krungthai Card PCL	97,100	172,225
Land & Houses PCL	921,653	242,794
Minor International PCL (a)	354,995	305,526
Muangthai Capital PCL NVDR	10,100	17,763
Muangthai Capital PCL	74,900	131,728
Osotspa PCL	126,200	129,392
PTT Exploration & Production PCL	152,500	538,692
PTT Global Chemical PCL	253,300	445,484
PTT Oil & Retail Business PCL	344,700	278,608
PTT PCL	1,105,700	1,257,794
Ratch Group PCL	85,200	114,773
SCG Packaging PCL	143,200	296,860
Siam Cement PCL	86,679	1,001,589
Siam Commercial Bank PCL	93,600	355,851
Sri Trang Gloves Thailand PCL	101,400	91,823
Srisawad Corp. PCL	79,900	147,697
Thai Oil PCL	119,300	176,780
Thai Union Group PCL Class F	314,400	183,529
True Corp. PCL (c)	1,233,437	176,495
		14,556,265
TURKEY — 0.2%
Akbank T.A.S.	362,336	196,451
Aselsan Elektronik Sanayi Ve Ticaret A/S	80,550	126,650
BIM Birlesik Magazalar A/S	51,783	239,033
Eregli Demir ve Celik Fabrikalari TAS	151,859	322,021
Ford Otomotiv Sanayi A/S	8,083	144,925
KOC Holding A/S	82,839	177,034
Turkcell Iletisim Hizmetleri A/S	135,176	187,906
Turkiye Garanti Bankasi A/S	258,383	219,280
Turkiye Is Bankasi A/S Class C	168,086	91,006
Turkiye Petrol Rafinerileri AS (a)	13,756	159,937
Turkiye Sise ve Cam Fabrikalari A/S	147,597	148,711
		2,012,954
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	304,321	706,731
Abu Dhabi Islamic Bank PJSC	155,336	290,537
Abu Dhabi National Oil Co. for Distribution PJSC	281,435	327,174
Security Description	Shares	Value
Aldar Properties PJSC	433,581	$ 470,995
Dubai Islamic Bank PJSC	325,160	476,269
Emaar Properties PJSC	448,256	596,772
Emirates NBD Bank PJSC	280,740	1,035,659
Emirates Telecommunications Group Co. PJSC	385,769	3,329,352
First Abu Dhabi Bank PJSC	486,681	2,496,310
		9,729,799
UNITED STATES — 0.2%
JBS SA	96,700	658,844
Legend Biotech Corp. ADR (a)	5,200	242,372
Parade Technologies, Ltd.	9,000	688,004
		1,589,220
TOTAL COMMON STOCKS (Cost $620,024,452)		853,589,870

PREFERRED STOCKS — 0.0% (e)
TAIWAN — 0.0% (e)
China Development Financial Holding Corp. , Preference Shares (a) (Cost: $49,736)	167,742	58,143
RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Seazen Group, Ltd. (expiring 01/19/22) (a)	11,904	—
SOUTH KOREA — 0.0% (e)
Doosan Heavy Industries & Construction Co., Ltd. (expiring 02/11/22) (a)	4,389	16,246
TOTAL RIGHTS (Cost $0)		16,246
WARRANTS — 2.3%
CHINA — 0.9%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	8,585,741
SWITZERLAND — 1.4%
UBS AG (expiring 11/26/27)	3,600	5,722,387
UBS AG (expiring 5/28/27)	4,202	6,808,379
		12,530,766
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 07/21/22) (a)	79,518	1,523
BTS Group Holdings PCL (expiring 07/22/22) (a)	159,037	2,380
BTS Group Holdings PCL (expiring 09/05/22) (a)	39,759	857

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Srisawad Corp. PCL (expiring 8/29/25) (a)	3,196	$ 957
		5,717
TOTAL WARRANTS (Cost $15,894,439)		21,122,224
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	31,402,985	31,406,126
State Street Navigator Securities Lending Portfolio II (i)	3,735,580	3,735,580
TOTAL SHORT-TERM INVESTMENTS (Cost $35,143,516)		35,141,706
TOTAL INVESTMENTS — 99.1% (Cost $671,112,143)		909,928,189
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		8,283,637
NET ASSETS — 100.0%		$ 918,211,826
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the security is $79,644, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	734	03/18/2022	$45,269,602	$45,005,210	$(264,392)

During the fiscal year ended December 31, 2021, average notional value related to futures contracts was $34,718,425.
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$839,054,755	$14,455,471	$79,644	$853,589,870
Preferred Stocks	58,143	—	—	58,143
Rights	—	16,246	—	16,246
Warrants	5,717	21,116,507	—	21,122,224
Short-Term Investments	35,141,706	—	—	35,141,706
TOTAL INVESTMENTS	$874,260,321	$35,588,224	$79,644	$909,928,189
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(264,392)	—	—	(264,392)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (264,392)	$ —	$ —	$ (264,392)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of December 31, 2021

Description	% of Net Assets
Information Technology	21.2%
Financials	20.4
Consumer Discretionary	12.8
Communication Services	10.2
Materials	8.0
TOTAL	72.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	39,695,321	$39,703,260	$206,590,775	$214,886,902	$1,361	$(2,368)	31,402,985	$31,406,126	$13,576
State Street Navigator Securities Lending Portfolio II	4,068,390	4,068,390	83,202,708	83,535,518	—	—	3,735,580	3,735,580	36,961
Total		$43,771,650	$289,793,483	$298,422,420	$1,361	$(2,368)		$35,141,706	$50,537
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value*	$874,786,483
Investments in affiliated issuers, at value	35,141,706
Total Investments	909,928,189
Foreign currency, at value	13,065,553
Net cash at broker	2,683,834
Receivable for fund shares sold	1,177,490
Dividends receivable — unaffiliated issuers	1,533,591
Dividends receivable — affiliated issuers	961
Securities lending income receivable — unaffiliated issuers	15,107
Securities lending income receivable — affiliated issuers	8,413
Receivable from Adviser	106,199
Receivable for foreign taxes recoverable	4,920
Prepaid expenses and other assets	1,503
TOTAL ASSETS	928,525,760
LIABILITIES
Due to custodian	2,255
Payable upon return of securities loaned	3,735,580
Payable for investments purchased	2,300,541
Payable for fund shares repurchased	145,098
Payable to broker – accumulated variation margin on open futures contracts	262,368
Deferred foreign taxes payable	3,478,393
Advisory fee payable	107,616
Custodian fees payable	120,749
Administration fees payable	38,436
Trustees’ fees and expenses payable	353
Transfer agent fees payable	4,659
Registration and filing fees payable	22,625
Professional fees payable	33,067
Printing and postage fees payable	23,531
Accrued expenses and other liabilities	38,663
TOTAL LIABILITIES	10,313,934
NET ASSETS	$ 918,211,826
NET ASSETS CONSIST OF:
Paid-in Capital	$723,267,940
Total distributable earnings (loss)**	194,943,886
NET ASSETS	$ 918,211,826
Class K
Net Assets	$ 918,211,826
Shares Outstanding	12,086,181
Net asset value, offering and redemption price per share	$ 75.97
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$635,968,627
Investments in affiliated issuers	35,143,516
Total cost of investments	$ 671,112,143
Foreign currency, at cost	$ 13,078,658
* Includes investments in securities on loan, at value	$ 12,232,822
** Includes deferred foreign taxes	$ 3,478,393
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 21,933,360
Dividend income — affiliated issuers	13,576
Unaffiliated securities lending income	150,267
Affiliated securities lending income	36,961
Foreign taxes withheld	(2,635,522)
TOTAL INVESTMENT INCOME (LOSS)	19,498,642
EXPENSES
Advisory fee	1,248,080
Administration fees	445,743
Custodian fees	602,058
Trustees’ fees and expenses	28,961
Transfer agent fees	36,400
Registration and filing fees	66,340
Professional fees	68,850
Printing and postage fees	27,456
Insurance expense	2,674
Interest expense	482
Miscellaneous expenses	126,688
TOTAL EXPENSES	2,653,732
Expenses waived/reimbursed by the Adviser	(1,135,049)
NET EXPENSES	1,518,683
NET INVESTMENT INCOME (LOSS)	$ 17,979,959
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,835,187
Investments — affiliated issuers	1,361
Foreign currency transactions	(441,022)
Futures contracts	(684,530)
Net realized gain (loss)	1,710,996
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(45,154,071)
Investments — affiliated issuers	(2,368)
Foreign currency translations	(59,649)
Futures contracts	(1,569,669)
Net change in unrealized appreciation/depreciation	(46,785,757)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(45,074,761)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(27,094,802)
** Includes foreign deferred taxes	$ (3,478,393)
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,979,959	$ 13,537,693
Net realized gain (loss)	1,710,996	(16,951,896)
Net change in unrealized appreciation/depreciation	(46,785,757)	125,015,975
Net increase (decrease) in net assets resulting from operations	(27,094,802)	121,601,772
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(17,489,086)	(15,918,091)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	317,148,590	212,010,838
Reinvestment of distributions	17,166,090	15,713,545
Cost of shares redeemed	(250,814,270)	(197,824,786)
Net increase (decrease) in net assets from beneficial interest transactions	83,500,410	29,899,597
Net increase (decrease) in net assets during the period	38,916,522	135,583,278
Net assets at beginning of period	879,295,304	743,712,026
NET ASSETS AT END OF PERIOD	$ 918,211,826	$ 879,295,304
SHARES OF BENEFICIAL INTEREST:
Class K (a)
Shares sold	3,897,769	3,186,016
Reinvestment of distributions	227,035	200,915
Shares redeemed	(3,072,194)	(3,176,084)
Net increase (decrease) from share transactions	1,052,610	210,847
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 79.69	$ 68.70	$ 59.80	$ 72.30	$ 54.10
Income (loss) from investment operations:
Net investment income (loss) (b)	1.65	1.28	2.00	1.60	1.45
Net realized and unrealized gain (loss)	(3.89)	11.18	8.85	(12.30)	18.60
Total from investment operations	(2.24)	12.46	10.85	(10.70)	20.05
Distributions to shareholders from:
Net investment income	(1.48)	(1.47)	(1.95)	(1.35)	(1.50)
Net realized gains	—	—	—	(0.45)	(0.35)
Total distributions	(1.48)	(1.47)	(1.95)	(1.80)	(1.85)
Net asset value, end of period	$ 75.97	$ 79.69	$ 68.70	$ 59.80	$ 72.30
Total return (c)	(2.80)%	18.18%	18.13%	(14.77)%	37.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$918,212	$879,295	$743,712	$580,430	$607,947
Ratios to Average Net Assets:
Total expenses	0.30%	0.31%	0.33%	0.33%	0.34%
Net expenses	0.17%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	2.02%	1.94%	3.10%	2.36%	2.23%
Portfolio turnover rate	11%	13%	13%	7%	6%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The following tables summarize the value of the Fund's derivative instruments as of December 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$262,368	$—	$262,368
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(684,530)	$—	$(684,530)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(1,569,669)	$—	(1,569,669)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022, except with the approval of the Board. For the period ended December 31, 2021, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $1,135,049.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2021, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains Eighty Five percent (85%) of the net proceeds and Fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains Ninety percent (90%) of the net proceeds and Ten percent (10% ) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Fund due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$171,657,819	$89,909,979
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, futures contracts, passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$17,489,086	$—	$17,489,086
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$ 15,918,091	$ —	$ 15,918,091
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Emerging Markets Equity Index Fund	$557,207	$(32,247,396)	$—	$226,634,075	$194,943,886
As of December 31, 2021, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Emerging Markets Equity Index Fund	$5,713,380	$26,534,016
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$679,532,128	$278,798,741	$52,145,465	$226,653,276
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 12,232,822	$ 3,735,580	$ 9,203,346	$ 12,938,926
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$3,735,580	$—	$—	$—	$3,735,580	$3,735,580
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
11.    Share Split
The Board authorized a 1-for-5 reverse share split for the State Street Emerging Markets Equity Index Fund effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of five, while increasing the NAV of shares outstanding by a factor of five, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Emerging Markets Equity Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Emerging Markets Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,000.00	$0.86	$1,024.30	$0.87
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2021.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2021, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2021, the total amount of foreign taxes that will be passed through are:
Amount
State Street Emerging Markets Equity Index Fund	$2,413,580
The amount of foreign source income earned on the Fund during the year ended December 31, 2021 was as follows:
Amount
State Street Emerging Markets Equity Index Fund	$21,890,255
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

46

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[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEMAR

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street International Value Spotlight Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street International Value Spotlight Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI ACWI ex USA Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 3.90%, and the Index was 7.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value as an investment style outperformed strongly in the early part of the year, peaking in May and while relative performance fizzled out through the remainder of the year, it finished the year with a relative gain. It was disappointing therefore, that the fund did not thrive in this environment. Broadly speaking we held two groups of stocks that combined to weigh on performance; (i) the shifting regulatory environment and property market woes in China affected the performance of many of our Chinese holdings, even if they were not directly impacted, and (ii) a number of holdings with investment cases that could be characterized as “balance sheet value-release plays” languished as the market demonstrated a preference for stocks with leverage and earnings momentum. As long term value investors, we remain committed to these investments and believe their time will come.
The top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Societe Generale SA, Hyundai Motor and BNP Paribas SA. Hyundai Motors benefited from an improving product cycle and the share price was further boosted by rumors of a possible deal with Apple. Both French banks rallied from extremely depressed valuations, as financial results recovered, the prospects of shareholder returns improved, and the interest rate environment became less hostile.
The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Gree Electric Appliances, Inc. of Zhuhai, Alfresa Holdings Corp. and WH Group. We ascribe some of Gree’s poor performance to concerns over the Chinese property market, but the company also missed its operating targets due to input cost pressure and disruption from distribution channel reforms. Alfresa Holdings Corp. also delivered weaker than expected earnings through the year as COVID-19 restrictions continued to weigh on front-of-store sales, and their wholesale business was subject to significant pricing pressure. WH Group also struggled to pass through rising input costs and suffered from an inventory right down. Sentiment towards the stock was also impacted by a turbulent management change over the summer.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Value Spotlight Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street International Value Spotlight Fund Class K	3.90%	6.39%	8.49%
MSCI ACWI ex USA Index (1)	7.82%	9.61%	9.34%
*	Inception date is July 13, 2016.
(1)	The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries, excluding the U.S., and 23 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Common Stocks	100.0%
Short-Term Investment	0.6
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
COMMON STOCKS — 100.0%
CHINA — 21.2%
China Construction Bank Corp. Class H	86,000	$ 59,567
CITIC Securities Co., Ltd. Class H	24,000	62,645
Dali Foods Group Co., Ltd. (a)	105,000	54,949
Gree Electric Appliances, Inc. of Zhuhai Class A	11,200	65,220
Haitian International Holdings, Ltd. (b)	25,000	69,424
Lee & Man Paper Manufacturing, Ltd.	87,000	60,482
Ping An Insurance Group Co. of China, Ltd. Class H	9,000	64,819
		437,106
FRANCE — 15.7%
BNP Paribas SA	1,017	70,283
Dassault Aviation SA	603	65,145
Ipsen SA	597	54,652
Sanofi	677	68,196
Societe Generale SA	1,923	66,053
		324,329
GERMANY — 2.9%
Bayerische Motoren Werke AG	598	60,177
HONG KONG — 2.6%
WH Group, Ltd. (a)	86,648	54,347
HUNGARY — 2.9%
Richter Gedeon Nyrt	2,254	60,680
ITALY — 2.8%
Leonardo SpA (b)	8,109	58,096
JAPAN — 17.4%
Alfresa Holdings Corp.	4,200	55,913
Komatsu, Ltd.	2,400	56,137
Mitsubishi UFJ Financial Group, Inc.	11,200	60,778
Sumitomo Mitsui Financial Group, Inc.	1,800	61,633
TBS Holdings, Inc.	4,100	59,423
Zeon Corp.	5,600	64,532
		358,416
SOUTH KOREA — 9.3%
Hyundai Mobis Co., Ltd.	304	65,084
KT&G Corp.	827	54,959
Samsung Electronics Co., Ltd. Preference Shares	1,195	71,574
		191,617
Security Description	Shares	Value
SPAIN — 6.0%
ACS Actividades de Construccion y Servicios SA	2,366	$ 63,418
Banco Bilbao Vizcaya Argentaria SA	10,196	60,873
		124,291
SWITZERLAND — 6.2%
Adecco Group AG	1,252	64,032
Holcim, Ltd.	1,272	64,732
		128,764
TAIWAN — 2.8%
Catcher Technology Co., Ltd.	10,000	56,566
UNITED KINGDOM — 6.6%
Rolls-Royce Holdings PLC (b)	41,202	68,574
Standard Chartered PLC	10,981	66,692
		135,266
UNITED STATES — 3.6%
Newmont Corp.	1,190	73,898
TOTAL COMMON STOCKS (Cost $1,917,358)		2,063,553

SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $11,960)	11,960	11,960
TOTAL INVESTMENTS — 100.6% (Cost $1,929,318)		2,075,513
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(11,834)
NET ASSETS — 100.0%		$ 2,063,679
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.3% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,063,553	$—	$—	$2,063,553
Short-Term Investment	11,960	—	—	11,960
TOTAL INVESTMENTS	$2,075,513	$—	$—	$2,075,513
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	27.8%
Industrials	21.5
Materials	12.8
Health Care	11.6
Consumer Discretionary	9.2
Consumer Staples	8.0
Information Technology	6.2
Communication Services	2.9
Short-Term Investment	0.6
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,468	$93,468	$543,539	$625,047	$—	$—	11,960	$11,960	$105
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value	$2,063,553
Investments in affiliated issuers, at value	11,960
Total Investments	2,075,513
Foreign currency, at value	5,120
Receivable for investments sold	41,244
Dividends receivable — unaffiliated issuers	3,759
Dividends receivable — affiliated issuers	2
Receivable from Adviser (Note 3)	1,860
Receivable for foreign taxes recoverable	2,106
Prepaid expenses and other assets	4
TOTAL ASSETS	2,129,608
LIABILITIES
Payable for investments purchased	48
Advisory fee payable	1,362
Custodian fees payable	6,149
Administration fees payable	91
Transfer agent fees payable	43
Registration and filing fees payable	1,786
Professional fees payable	41,803
Printing and postage fees payable	11,226
Accrued expenses and other liabilities	3,421
TOTAL LIABILITIES	65,929
NET ASSETS	$2,063,679
NET ASSETS CONSIST OF:
Paid-in Capital	$2,004,459
Total distributable earnings (loss)	59,220
NET ASSETS	$2,063,679
NET ASSET VALUE PER SHARE Class K
Net Assets	$2,063,679
Shares Outstanding	200,000
Net asset value, offering and redemption price per share	$ 10.32
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,917,358
Investments in affiliated issuers	11,960
Total cost of investments	$1,929,318
Foreign currency, at cost	$ 4,976
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME (LOSS)
Dividend income — unaffiliated issuers	$ 65,084
Dividend income — affiliated issuers	105
Dividend income — non-cash transactions	3,915
Foreign taxes withheld	(7,322)
TOTAL INVESTMENT INCOME (LOSS)	61,782
EXPENSES
Advisory fee	16,588
Administration fees	1,106
Custodian fees	34,863
Trustees’ fees and expenses	21,018
Transfer agent fees	681
Registration and filing fees	29,155
Professional fees	42,866
Printing and postage fees	10,939
Insurance expense	7
Miscellaneous expenses	1,646
TOTAL EXPENSES	158,869
Expenses waived/reimbursed by the Adviser	(142,281)
NET EXPENSES	16,588
NET INVESTMENT INCOME (LOSS)	$ 45,194
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	191,980
Foreign currency transactions	(798)
Net realized gain (loss)	191,182
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(162,792)
Foreign currency translations	(361)
Net change in unrealized appreciation/depreciation	(163,153)
NET REALIZED AND UNREALIZED GAIN (LOSS)	28,029
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 73,223
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 45,194	$ 29,479
Net realized gain (loss)	191,182	(42,351)
Net change in unrealized appreciation/depreciation	(163,153)	159,951
Net increase (decrease) in net assets resulting from operations	73,223	147,079
Distributions to shareholders	(45,200)	(30,860)
Proceeds from shares sold	161,310	—
Cost of shares redeemed	(156,513)	—
Net increase (decrease) in net assets from beneficial interest transactions	4,797	—
Contribution from Adviser (Note 3)	—	7,560
Net increase (decrease) in net assets during the period	32,820	123,779
Net assets at beginning of period	2,030,859	1,907,080
NET ASSETS AT END OF PERIOD	$2,063,679	$2,030,859
SHARES OF BENEFICIAL INTEREST:
Shares sold	15,047	—
Shares redeemed	(15,047)	—
Net increase (decrease) from share transactions	—	—
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$10.15	$ 9.54	$ 8.08	$ 12.56	$ 11.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.15	0.18	0.21	0.24
Net realized and unrealized gain (loss)	0.18	0.57	1.47	(2.66)	2.56
Total from investment operations	0.40	0.72	1.65	(2.45)	2.80
Voluntary contribution from Adviser	—	0.04	—	—	—
Distributions to shareholders from:
Net investment income	(0.23)	(0.15)	(0.19)	(0.22)	(0.24)
Net realized gains	—	—	—	(1.81)	(1.25)
Total distributions	(0.23)	(0.15)	(0.19)	(2.03)	(1.49)
Net asset value, end of period	$10.32	$10.15	$ 9.54	$ 8.08	$12.56
Total return (b)	3.90%	8.01%(c)	20.39%	(19.32)%	25.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,064	$2,031	$1,907	$ 1,617	$2,512
Ratios to average net assets:
Total expenses	7.18%	11.20%	12.74%	7.58%	7.26%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	2.04%	1.70%	2.09%	1.76%	1.86%
Portfolio turnover rate	40%	76%	35%	63%	45%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If an affiliate had not made a contribution during the period ended December 31, 2020, the total return would have been 7.59%.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced	Non-diversified
	Class K	July 14, 2016	Non-diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 0.75% of its average daily net assets.
The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Europe Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.
SSGA FM is contractually obligated until April 30, 2022 to waive up to the full amount of its advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended December 31, 2021, SSGA FM reimbursed or waived the fees under this agreement as shown on the Statement of Operations.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund's Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

(based on average daily net assets) of 0.25% of the Fund's net assets attributable to its Class A shares. As of December 31, 2021, the Fund's Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, record keeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street International Value Spotlight Fund	1	100.00%
During the fiscal year ended December 31, 2020, the Adviser reimbursed the Fund in the amount of $7,560 related to a trading operations matter.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
State Street International Value Spotlight Fund	$897,870	$840,936
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies, passive foreign investment companies and wash sales.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Value Spotlight Fund	$45,200	$—	$45,200
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Value Spotlight Fund	$ 30,860	$ —	$ 30,860
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street International Value Spotlight Fund	$1,193	$(60,554)	$—	$118,581	$59,220
As of December 31, 2021, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street International Value Spotlight Fund	$60,554	$—
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Value Spotlight Fund	$1,957,128	$241,884	$123,499	$118,385
7.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2021.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street International Value Spotlight Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Value Spotlight Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Value Spotlight Fund	0.75%	$972.90	$3.73	$1,021.40	$3.82
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2021, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2021, the total amount of foreign taxes that will be passed through are:
Amount
State Street International Value Spotlight Fund	$5,774
The amount of foreign source income earned on the following Fund during the year ended December 31, 2021 was as follows:
Amount
State Street International Value Spotlight Fund	$66,528
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Fund voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITSPOTLTAR

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

STATE STREET TARGET RETIREMENT FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement Fund (the “Fund”) seeks current income and, secondarily, capital growth. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”).*
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 7.92%, and the Index was –1.54%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement Composite Index (the “Secondary Index”), was 7.93% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified equity exposures contributed to its outperformance relative to the U.S. Investment Grade Bond Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500® Index posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the CPI surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during the quarter and gained 28.71% for the Reporting Period. Small-cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for
See accompanying notes to financial statements.
1

STATE STREET TARGET RETIREMENT FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging Markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Global Real Estate Investment Trusts (REITs) rebounded from a weak 2020 performance to be one of the best performing asset classes in 2021. REITs began 2021 with strong performance fueled by expectations that the vaccine rollout and stimulus payments would boost economic growth. As this narrative permeated through the market, the top performing REIT sectors included those hardest hit by the pandemic in 2020, such as regional malls and lodging/resorts. As the economy strengthened occupancy rates and rents increased within the REIT sector. In the second half of 2021 a sharp and persistent increase in inflation was top of mind for many investors. The inflation concerns were an additional tailwind for the REIT sector as investors looked to REITs for their inflation hedge characteristics. Overall, the Dow Jones Global Select Real Estate Securities Index returned 30.21% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg 1-3 Year U.S. Treasury Index declined 0.60%, while the Bloomberg U.S. 1-3 Year Corporate Bond Index declined 0.12%, respectively for the Reporting Period. U.S. Investment grade bonds as proxied by the Bloomberg U.S. Aggregate Bond Index posted slightly negative returns for the year, losing 1.54% for the Reporting Period.
Treasury Inflation Protected Securities (TIPS) outperformed nominal treasuries in 2021 as inflation expectations rose throughout the year. Five-year break-evens sharply increased by 63 bp over Q1, ending at a multi-year high of 2.60%. Improving global growth trends, rising commodity prices, and a $1.9 trillion fiscal package all stoked inflation expectations. The five year break even rate was relatively unchanged through the second and third quarter even as inflation data came in at decade high levels. The expectations of persistent consumer demand for goods and the rising and sticky inflation rate, led to five-year break-evens widening by 37 basis points over the 4th quarter. As inflation data continued to come in above market based expectations TIPS outperformed nominal Treasuries in the fourth quarter. Overall, the Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index returned 5.69% for the Reporting Period.
U.S. high yield bonds posted positive performance for 2021. The default rate on U.S. high yield bonds decreased every month of the year, ending 2021 with a default rate below 1.00%. Access to capital helped decrease the default rate as high yield bond issuance ended 2021 at record high levels. The highest returns came from the lower end of the quality spectrum with the CCC rated bonds, the lowest rating in the speculative bond universe, providing the best returns as investors reached for yield. Overall, U.S. high yield bonds as proxied by the Bloomberg High Yield Very Liquid Index returned 4.51% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, SPDR Dow Jones Global Real Estate ETF and SPDR Bloomberg 1-10 Year TIPS ETF. The negative contributors to the Fund’s performance during the Reporting Period were State Street Aggregate Bond Index Portfolio, SPDR Portfolio Short Term Treasury ETF and SPDR Portfolio Short Term Corporate Bond ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Target Retirement Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement Fund Class I	6.87%	7.36%	5.81%
State Street Target Retirement Fund Class K	7.92%	7.56%	5.94%
Bloomberg U.S. Aggregate Index (b)	(1.54%)	3.57%	3.15%
State Street Target Retirement Composite Index(c)	7.93%	7.52%	6.06%
*	Inception date is September 30, 2014.
(b)	The Bloomberg U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
(c)	The State Street Target Retirement Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
3

State Street Target Retirement Fund
PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 and Target Retirement 2065 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
See accompanying notes to financial statements.
4

STATE STREET TARGET RETIREMENT FUND
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.6%
Domestic Equity	18.4
Inflation Linked	17.9
International Equity	11.5
Real Estate	5.0
Short Term Investments	0.9
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
5

STATE STREET TARGET RETIREMENT 2020 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2020 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 9.55%, and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2020 Composite Index (the “Secondary Index”), was 9.65% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures contributed to its underperformance relative to the U.S. Large Cap Equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.3% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500 posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on Emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the CPI surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during the quarter and gained 28.71%
See accompanying notes to financial statements.
6

STATE STREET TARGET RETIREMENT 2020 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Global Real estate investment trusts (REITs) rebounded from a weak 2020 performance to be one of the best performing asset classes in 2021. REITs began 2021 with strong performance fueled by expectations that the vaccine rollout and stimulus payments would boost economic growth. As this narrative permeated through the market, the top performing REIT sectors included those hardest hit by the pandemic in 2020, such as regional malls and lodging/resorts. As the economy strengthened occupancy rates and rents increased within the REIT sector. In the second half of 2021 a sharp and persistent increase in inflation was top of mind for many investors. The inflation concerns were an additional tailwind for the REIT sector as investors looked to REITs for their inflation hedge characteristics. Overall, the Dow Jones Global Select Real Estate Securities Index returned 30.21% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg 1-3 Year U.S. Treasury Index declined 0.60%, while the Bloomberg U.S. 1-3 Year Corporate Bond Index declined 0.12% for the Reporting Period. U.S. Investment grade bonds as proxied by the Bloomberg U.S. Aggregate Bond Index posted slightly negative returns for the year, losing 1.54% for the Reporting Period.
Treasury Inflation Protected Securities (TIPS) outperformed nominal treasuries in 2021 as inflation expectations rose throughout the year. Five-year break-evens sharply increased by 63 bp over Q1, ending at a multi-year high of 2.60%. Improving global growth trends, rising commodity prices, and a $1.9 trillion fiscal package all stoked inflation expectations. The five year break even rate was relatively unchanged through the second and third quarter even as inflation data came in at decade high levels. The expectations of persistent consumer demand for goods and the rising and sticky inflation rate, led to five-year break-evens widening by 37 basis points over the 4th quarter. As inflation data continued to come in above market based expectations TIPS outperformed nominal Treasuries in the fourth quarter. Overall, the Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index returned 5.69% for the Reporting Period.
U.S. high yield bonds posted positive performance for 2021. The default rate on U.S. high yield bonds decreased every month of the year, ending 2021 with a default rate below 1.00%. Access to capital helped decrease the default rate as high yield bond issuance ended 2021 at record high levels. The highest returns came from the lower end of the quality spectrum with the CCC rated bonds, the lowest rating in the speculative bond universe, providing the best returns as investors reached for yield. Overall, U.S. high yield bonds as proxied by the Bloomberg High Yield Very Liquid Index returned 4.51% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, SPDR Dow Jones Global Real Estate ETF and State Street Global Equity ex-US Index Portfolio. The negative contributors to the Fund’s performance during the Reporting Period were State Street Aggregate Bond Index Portfolio, SPDR Portfolio Short Term Treasury ETF and SPDR Portfolio Short Term Corporate Bond ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
7

State Street Target Retirement 2020 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2020 Fund Class I	8.79%	9.16%	7.29%
State Street Target Retirement 2020 Fund Class K	9.55%	9.34%	7.42%
S&P 500® Index (b)	28.71%	18.47%	15.14%
State Street Target Retirement 2020 Composite Index(c)	9.65%	9.38%	7.56%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2020 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
8

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	39.0%
Domestic Equity	22.7
Inflation Linked	17.9
International Equity	14.4
Real Estate	5.0
Short Term Investments	1.5
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
See accompanying notes to financial statements.
9

STATE STREET TARGET RETIREMENT 2025 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2025 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 10.81% and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2025 Composite Index (the “Secondary Index”), was 11.01% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures contributed to its underperformance relative to the U.S. Large Cap Equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500® Index posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the CPI surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during the quarter and gained 28.71%
See accompanying notes to financial statements.
10

STATE STREET TARGET RETIREMENT 2025 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging Markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Global Real Estate Investment Trusts (REITs) rebounded from a weak 2020 performance to be one of the best performing asset classes in 2021. REITs began 2021 with strong performance fueled by expectations that the vaccine rollout and stimulus payments would boost economic growth. As this narrative permeated through the market, the top performing REIT sectors included those hardest hit by the pandemic in 2020, such as regional malls and lodging/resorts. As the economy strengthened occupancy rates and rents increased within the REIT sector. In the second half of 2021 a sharp and persistent increase in inflation was top of mind for many investors. The inflation concerns were an additional tailwind for the REIT sector as investors looked to REITs for their inflation hedge characteristics. Overall, the Dow Jones Global Select Real Estate Securities Index returned 30.21% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the longer end of the treasury curve underperformed with the Bloomberg Long U.S. Treasury Index declining 4.65%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 2.49%, and the Bloomberg 1-3 Year U.S. Treasury Index declined 0.60% for the Reporting Period. The Bloomberg U.S. 1-3 Year Corporate Bond Index declined 0.12%, as U.S. Investment grade bonds as proxied by the Bloomberg U.S. Aggregate Bond Index posted slightly negative returns for the year, losing 1.54% for the Reporting Period.
Treasury Inflation Protected Securities (TIPS) outperformed nominal treasuries in 2021 as inflation expectations rose throughout the year. Five-year break-evens sharply increased by 63 bp over Q1, ending at a multi-year high of 2.60%. Improving global growth trends, rising commodity prices, and a $1.9 trillion fiscal package all stoked inflation expectations. The five year break even rate was relatively unchanged through the second and third quarter even as inflation data came in at decade high levels. The expectations of persistent consumer demand for goods and the rising and sticky inflation rate, led to five-year break-evens widening by 37 basis points over the 4th quarter. As inflation data continued to come in above market based expectations TIPS outperformed nominal Treasuries in the fourth quarter. Overall, the Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index returned 5.69% for the Reporting Period.
U.S. high yield bonds posted positive performance for 2021. The default rate on U.S. high yield bonds decreased every month of the year, ending 2021 with a default rate below 1.00%. Access to capital helped decrease the default rate as high yield bond issuance ended 2021 at record high levels. The highest returns came from the lower end of the quality spectrum with the CCC rated bonds, the lowest rating in the speculative bond universe, providing the best returns as investors reached for yield. Overall, U.S. high yield bonds as proxied by the Bloomberg High Yield Very Liquid Index returned 4.51% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and SPDR Dow Jones Global Real Estate ETF. The negative contributors to the Fund’s performance during the Reporting Period were State Street Aggregate Bond Index Portfolio, SPDR Portfolio Long Term Treasury ETF and SPDR Portfolio Short Term Treasury ETF.
See accompanying notes to financial statements.
11

STATE STREET TARGET RETIREMENT 2025 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

State Street Target Retirement 2025 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2025 Fund Class I	10.03%	10.91%	8.56%
State Street Target Retirement 2025 Fund Class K	10.81%	11.10%	8.70%
S&P 500® Index (a)	28.71%	18.47%	15.14%
State Street Target Retirement 2025 Composite Index(c)	11.01%	11.17%	8.87%
*	Inception date is September 30, 2014.
(a)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2025 Composite Index consists of several indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
13

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	31.6%
Domestic Equity	30.4
International Equity	20.5
Inflation Linked	12.9
Real Estate	3.5
Short Term Investments	2.6
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
See accompanying notes to financial statements.
14

STATE STREET TARGET RETIREMENT 2030 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2030 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 11.37%, and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2030 Composite Index (the “Secondary Index”), was 11.56% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures contributed to its underperformance relative to the U.S. Large Cap Equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500® Index posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on Emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the CPI surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during the quarter and gained 28.71%
See accompanying notes to financial statements.
15

STATE STREET TARGET RETIREMENT 2030 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging Markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Global Real Estate Investment Trusts (REITs) rebounded from a weak 2020 performance to be one of the best performing asset classes in 2021. REITs began 2021 with strong performance fueled by expectations that the vaccine rollout and stimulus payments would boost economic growth. As this narrative permeated through the market, the top performing REIT sectors included those hardest hit by the pandemic in 2020, such as regional malls and lodging/resorts. As the economy strengthened occupancy rates and rents increased within the REIT sector. In the second half of 2021 a sharp and persistent increase in inflation was top of mind for many investors. The inflation concerns were an additional tailwind for the REIT sector as investors looked to REITs for their inflation hedge characteristics. Overall, the Dow Jones Global Select Real Estate Securities Index returned 30.21% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg Long U.S. Treasury Index declined 4.65%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 2.49% for the Reporting Period. U.S. Investment grade bonds as proxied by the Bloomberg U.S. Aggregate Bond Index posted slightly negative returns for the year, losing 1.54% for the Reporting Period.
Treasury Inflation Protected Securities (TIPS) outperformed nominal treasuries in 2021 as inflation expectations rose throughout the year. Five-year break-evens sharply increased by 63 bp over Q1, ending at a multi-year high of 2.60%. Improving global growth trends, rising commodity prices, and a $1.9 trillion fiscal package all stoked inflation expectations. The five year break even rate was relatively unchanged through the second and third quarter even as inflation data came in at decade high levels. The expectations of persistent consumer demand for goods and the rising and sticky inflation rate, led to five-year break-evens widening by 37 basis points over the 4th quarter. As inflation data continued to come in above market based expectations TIPS outperformed nominal Treasuries in the fourth quarter. Overall, the Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index returned 5.69% for the Reporting Period.
U.S. High yield bonds posted positive performance for 2021. The default rate on U.S. high yield bonds decreased every month of the year, ending 2021 with a default rate below 1.00%. Access to capital helped decrease the default rate as high yield bond issuance ended 2021 at record high levels. The highest returns came from the lower end of the quality spectrum with the CCC rated bonds, the lowest rating in the speculative bond universe, providing the best returns as investors reached for yield. Overall, U.S. high yield bonds as proxied by the Bloomberg High Yield Very Liquid Index returned 4.51% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio State Street and State Street Small/Mid Cap Equity Index Portfolio. The negative contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Long Term Treasury ETF and State Street Aggregate Bond Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
16

State Street Target Retirement 2030 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2030 Fund Class I	10.76%	12.03%	9.36%
State Street Target Retirement 2030 Fund Class K	11.37%	12.17%	9.47%
S&P 500® Index (a)	28.71%	18.47%	15.14%
State Street Target Retirement 2030 Composite Index(c)	11.56%	12.25%	9.62%
*	Inception date is September 30, 2014.
(a)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2030 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
17

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	37.5%
Domestic Fixed Income	29.1
International Equity	27.2
Inflation Linked	3.9
Real Estate	1.0
Short Term Investments	0.5
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
See accompanying notes to financial statements.
18

STATE STREET TARGET RETIREMENT 2035 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2035 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 12.18%, and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2035 Composite Index (the “Secondary Index”), was 12.39% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures contributed to its underperformance relative to the U.S. Large Cap Equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500® Index posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the CPI surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during the quarter and gained 28.71%
See accompanying notes to financial statements.
19

STATE STREET TARGET RETIREMENT 2035 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging Markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg Long U.S. Treasury Index declined 4.65%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 2.49% for the Reporting Period. U.S. Investment grade bonds as proxied by the Bloomberg U.S. Aggregate Bond Index posted slightly negative returns for the year, losing 1.54% for the Reporting Period.
U.S. high yield bonds posted positive performance for 2021. The default rate on U.S. high yield bonds decreased every month of the year, ending 2021 with a default rate below 1.00%. Access to capital helped decrease the default rate as high yield bond issuance ended 2021 at record high levels. The highest returns came from the lower end of the quality spectrum with the CCC rated bonds, the lowest rating in the speculative bond universe, providing the best returns as investors reached for yield. Overall, U.S. high yield bonds as proxied by the Bloomberg High Yield Very Liquid Index returned 4.51% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500® Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. The negative contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Long Term Treasury ETF and State Street Aggregate Bond Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

State Street Target Retirement 2035 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2035 Fund Class I	11.38%	12.60%	9.78%
State Street Target Retirement 2035 Fund Class K	12.18%	12.82%	9.96%
S&P 500® Index (a)	28.71%	18.47%	15.14%
State Street Target Retirement 2035 Composite Index(c)	12.39%	12.90%	10.07%
*	Inception date is September 30, 2014.
(a)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2035 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
21

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	41.9%
International Equity	31.2
Domestic Fixed Income	25.6
Short Term Investments	0.5
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
See accompanying notes to financial statements.
22

STATE STREET TARGET RETIREMENT 2040 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2040 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 13.15%, and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2040 Composite Index (the “Secondary Index”), was 13.28% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures contributed to its underperformance relative to the U.S. Large Cap Equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S. the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the US Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500® Index posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on Emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the Consumer Price Index surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during
See accompanying notes to financial statements.
23

STATE STREET TARGET RETIREMENT 2040 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
the quarter and gained 28.71% for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg Long U.S. Treasury Index declined 4.65%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 2.49% for the Reporting Period. US Investment grade bonds as proxied by the Bloomberg U.S. Aggregate Bond Index posted slightly negative returns for the year, losing 1.54% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. The negative contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Long Term Treasury ETF and State Street Aggregate Bond Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

State Street Target Retirement 2040 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2040 Fund Class I	11.75%	13.03%	10.09%
State Street Target Retirement 2040 Fund Class K	13.15%	13.34%	10.31%
S&P 500® Index (b)	28.71%	18.47%	15.14%
State Street Target Retirement 2040 Composite Index(c)	13.28%	13.41%	10.44%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2040 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
25

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	45.8%
International Equity	34.1
Domestic Fixed Income	18.7
Short Term Investments	1.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
See accompanying notes to financial statements.
26

STATE STREET TARGET RETIREMENT 2045 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2045 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 13.83%, and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2045 Composite Index (the “Secondary Index”), was 14.12% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures contributed to its underperformance relative to the U.S. Large Cap Equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500® Index posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on Emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the Consumer Price Index surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during
See accompanying notes to financial statements.
27

STATE STREET TARGET RETIREMENT 2045 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
the quarter and gained 28.71% for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging Markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg Long U.S. Treasury Index declined 4.65%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 2.49% for the Reporting Period. U.S. Investment grade bonds as proxied by the Bloomberg U.S. Aggregate Bond Index posted slightly negative returns for the year, losing 1.54% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. The negative contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Long Term Treasury ETF and State Street Aggregate Bond Index Portfolio.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
28

State Street Target Retirement 2045 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2045 Fund Class I	13.08%	13.59%	10.49%
State Street Target Retirement 2045 Fund Class K	13.83%	13.76%	10.61%
S&P 500® Index (b)	28.71%	18.47%	15.14%
State Street Target Retirement 2045 Composite Index(c)	14.12%	13.86%	10.77%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2045 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
29

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	48.7%
	International Equity	36.2
	Domestic Fixed Income	13.7
	Short Term Investments	1.4
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
30

STATE STREET TARGET RETIREMENT 2050 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2050 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 14.37%, and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2050 Composite Index (the “Secondary Index”), was 14.57% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures to its underperformance relative to the U.S. large cap equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of US GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500® Index posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on Emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the Consumer Price Index surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during the quarter and gained 28.71% for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the
See accompanying notes to financial statements.
31

STATE STREET TARGET RETIREMENT 2050 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging Markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg Long U.S. Treasury Index declined 4.65%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 2.49% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. The negative contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Long Term Treasury ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
32

State Street Target Retirement 2050 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2050 Fund Class I	13.12%	13.66%	10.51%
State Street Target Retirement 2050 Fund Class K	14.37%	13.96%	10.70%
S&P 500® Index (b)	28.71%	18.47%	15.14%
State Street Target Retirement 2050 Composite Index(c)	14.57%	14.05%	10.90%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2050 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
33

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	50.8%
International Equity	37.8
Domestic Fixed Income	9.7
Short Term Investments	1.3
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
See accompanying notes to financial statements.
34

STATE STREET TARGET RETIREMENT 2055 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2055 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 14.31%, and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2055 Composite Index (the “Secondary Index”), was 14.57% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures contributed to its underperformance relative to the U.S. Large Cap Equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500® Index posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on Emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the Consumer Price Index surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during
See accompanying notes to financial statements.
35

STATE STREET TARGET RETIREMENT 2055 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
the quarter and gained 28.71% for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging Markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg Long U.S. Treasury Index declined 4.65%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 2.49% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. The negative contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Long Term Treasury ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
36

State Street Target Retirement 2055 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2055 Fund Class I	13.32%	13.78%	10.58%
State Street Target Retirement 2055 Fund Class K	14.31%	13.98%	10.70%
S&P 500® Index (b)	28.71%	18.47%	15.14%
State Street Target Retirement 2055 Composite Index(c)	14.57%	14.05%	10.90%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2055 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
37

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.0%
International Equity	37.9
Domestic Fixed Income	9.7
Short Term Investments	1.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
38

STATE STREET TARGET RETIREMENT 2060 FUND
MANAGMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2060 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 14.34%, and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2060 Composite Index (the “Secondary Index”), was 14.57% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures contributed to its underperformance relative to the U.S. Large Cap Equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500® Index posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on Emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the Consumer Price Index surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during
See accompanying notes to financial statements.
39

STATE STREET TARGET RETIREMENT 2060 FUND
MANAGMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
the quarter and gained 28.71% for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging Markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg Long U.S. Treasury Index declined 4.65%, while the Bloomberg 3-10 Year U.S. Treasury Index declined 2.49% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. The negative contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Long Term Treasury ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
40

State Street Target Retirement 2060 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2060 Fund Class I	13.75%	13.82%	10.59%
State Street Target Retirement 2060 Fund Class K	14.34%	13.97%	10.68%
S&P 500® Index (b)	28.71%	18.47%	15.14%
State Street Target Retirement 2060 Composite Index(c)	14.57%	14.05%	10.90%
*	Inception date is September 30, 2014.
(b)	The S&P 500® Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2060 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
41

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.2%
International Equity	38.1
Domestic Fixed Income	9.8
Short Term Investments	0.5
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
See accompanying notes to financial statements.
42

STATE STREET TARGET RETIREMENT 2065 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2065 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500® Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was 14.39%, and the Index was 28.71%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2065 Composite Index (the “Secondary Index”), was 14.57% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s exposure to fixed income and its diversified equity exposures contributed to its underperformance relative to the U.S. Large Cap Equity only Index. The Fund slightly underperformed the composite Secondary Index.
Global equity markets performed well in the first quarter of 2021 buoyed by a continued recovery in economic data, additional fiscal stimulus, and positive news on the COVID-19 front. The performance of developed market equities outpaced that of the emerging markets. In the U.S., the majority of the gains occurred in the latter half of the quarter as the COVID-19 infection rate continued to trend down and the vaccine rollout accelerated during the period. In March, President Biden signed into law the American Rescue Plan worth 9.00% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth. The Federal Reserve (“the Fed”) reassured the market in March that the current dovish policy wouldn’t change in the near term with Cleveland Fed President Charles Evans indicating there may be no rate hikes until 2024. The S&P 500® Index gained 6.17% for the quarter with cyclical and value sectors outperforming growth. Small-Cap stocks as represented by the Russell 2000 Index delivered better gains compared to their larger counterparts posting a gain of 12.70%. Outside of the U.S., international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 3.87% for the first quarter. Emerging market equities posted a modest positive returns with the MSCI Emerging Markets Index gaining 2.34% for the quarter. The underperformance reflected lower vaccination rollouts as well as U.S. dollar strength, with the U.S. dollar registering its best quarterly performance since 2018. European equities fared better as fiscal policies were announced to efficiently use the resources of the European Recovery Fund boosting sentiment and leading to the MSCI Europe Index gaining 4.21% in the quarter.
The U.S. equity market momentum continued through the second quarter as strong economic data and corporate earnings elevated investor sentiment. The U.S. economy recorded 6.40% annualized growth in the first quarter with retail sales recording 17.00% above the pre-pandemic level. Inflation and growth were highlights of the quarter as the U.S. Purchasing Managers Index (PMI) for manufacturing and services rose to record levels while the May consumer inflation data represented by the U.S. Consumer Price Index (CPI) increased 5.00% year-over-year. The prospects of additional fiscal stimulus improved with President Biden outlining a $2.3 trillion American Jobs plan designed to boost infrastructure spending. The S&P 500® Index gained 8.55% in the quarter outpacing the Russell 2000 Index which gained 4.29%. European equity markets were supported by a reopening of regional economies amid an increasing vaccination rate. Eurozone PMIs reached multi-year highs in many regions as vaccinations boosted confidence in the service sector. The MSCI Europe Index posted a strong return of 7.74% for the quarter. The Pacific region was a notable laggard with the MSCI Pacific Index rising only 1.36% for the quarter. Japanese equity markets were particularly weak as a slow vaccination policy and an emergence of new forms of the COVID-19 virus weighed on performance. The MSCI ACWI ex USA Investable Market Index posted a gain of 5.76% for the quarter.
Economic growth remained strong in the third quarter as the job market in the U.S. improved with approximately 943,000 jobs added in July, the largest addition since August 2020. However, the seasonal headwinds arrived on cue in September as investors dealt with an increasing number of uncertainties, including sticky inflation as August CPI came in at 5.30% year-over-year. Debt ceiling negotiations in Washington added to the market anxiety as did the Fed announcing it could begin scaling back asset purchases as soon as November. Overall, September lived up to its reputation as the weakest month of the year as the S&P 500 posted a –4.65% return, its worst month since March 2020. Given positive returns in July and August the S&P 500® Index managed to post a modest gain of 0.58% in the third quarter. The Russell 2000 Index declined by –4.36% for the third quarter. International equity markets experienced poor performance in the third quarter with the MSCI ACWI ex USA Investable Market Index falling 2.45%. China was a notable drag on Emerging market equity performance as fears around the potential default of a large Chinese property developer (Evergrande) created market volatility and worries about the potential spillover effects across the globe. Tighter government regulations in China including increased scrutiny of the technology sector and reforms to stabilize the housing market resulted in China equities selling off with the MSCI China Index losing 18.13% for the quarter and the MSCI Emerging Markets Index falling 7.97%, respectively.
An increase in COVID-19 infections and rising inflation were the two main risks for global equity markets in the fourth quarter. In a continuation of a theme which played out throughout 2021, developed market equities mitigated those risks better than their emerging market counterparts. The quarter began with a strong corporate earnings season as more than 80.00% of S&P 500 companies beat their earnings estimates, propelling the S&P 500® Index to a gain of 7.01% for the month of October, best monthly performance of the year. The bipartisan Infrastructure and Jobs Act was passed in early November and it appeared the equity market would continue to climb the “wall of worry”. However, the arrival of the COVID-19 Omicron variant threatened to further exacerbate supply chain bottlenecks. The increase in COVID-19 cases coupled with inflation showing no signs of transitioning lower, the Consumer Price Index surged 6.20% in October crossing above 6.00% for the first time since 1990, temporarily halted the equity rally. The inflation spike forced the Fed to taper bond purchases faster than expected and to move up their rate hike probabilities in 2022. Nonetheless, market volatility subsided as investors responded favorably to reports that the Omicron variant, while more infectious, is less lethal than past variants. The S&P 500® Index gained 11.03% during
See accompanying notes to financial statements.
43

STATE STREET TARGET RETIREMENT 2065 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
the quarter and gained 28.71% for the Reporting Period. Small-Cap companies lagged on a relative basis with the Russell 2000 Index gaining 2.14% for the fourth quarter and 14.82% for the Reporting Period. The Euro area posted a positive return for the 4th quarter despite higher energy prices helping to lift inflation to 4.90% year-over-year in November, the highest reading since July 1991. Strong corporate profits and economic resilience offset the aforementioned risks as the MSCI Europe Index gained 5.72% for the quarter. Emerging market equities displayed no such resilience as the MSCI Emerging Markets Index fell 1.24% for the fourth quarter and drastically underperformed developed markets for the year. Overall, the MSCI ACWI ex USA Investable Market Index gained 1.71% in the fourth quarter and 8.99% for the Reporting Period.
Within fixed income, large bear steepening moves were witnessed in U.S. treasury yields in the first quarter. The 5 year and 10 year U.S. Treasury yields rose by 58 and 83 bp, respectively, leading to a pickup in volatility across risk assets. Progress in COVID-19 vaccinations, the move higher in commodity prices, and the signing of the third stimulus package in the U.S. led to markets expecting a reflationary environment, which in turn saw the return of long-suppressed term premia in U.S. Treasury yields. In June, the Fed indicated through their “dot plot” projections that interest rates would rise earlier than expected, which resulted in curve flattening as the 2 year U.S. Treasury yield rose following the meeting and the 10 year U.S. Treasury yield fell. The 2 year to 10 year U.S. Treasury yield flattened by 36 basis points for the second quarter. Meanwhile U.S. investment grade credit spreads tightened further in the second quarter after spreads tightened modestly, 5 basis points, in the first quarter. Positive earnings outlook and business sentiment lead to U.S. investment grade credit spreads tightening by 11 basis points in the second quarter, ending at 80 basis points over treasuries, a new post financial crisis tight.
Treasury yields initially fell in the third quarter but reversed course in the latter half as Fed chairman Powell announced tapering asset purchases may begin as soon as November. The 10 year Treasury yield increased 18 basis points in September to 1.49% up one basis point overall for the quarter. U.S. investment grade credit spreads widened 4 basis points over the third quarter finishing at 84 basis points above Treasuries. In the final quarter of the year, the U.S. 10 year Treasury yield reached a high of 1.70% in October only to fall as low as 1.36% in December as the market dealt with conflicting narratives. Increased inflation fears and expectations of policy tightening initially lead to rising yields, but the Omicron variant sent yields lower as investors looked for safety amid the increasing COVID-19 infection rate. Overall, the U.S. 10 year yield ended the quarter little changed up 2 basis points ending the year at 1.51%. The U.S. Treasury curve flattened considerably in the fourth quarter as the U.S. 2 year Treasury yield increased from 0.28% to 0.73%. U.S. Investment grade credit spreads widened by 8 basis points over the fourth quarter to end the year at 92 basis points over Treasuries. On the year, the Bloomberg U.S. Government Long Index declined 4.57% while the Bloomberg 3-10 Year U.S. Treasury Index declined 2.49%, respectively.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Small/Mid Cap Equity Index Portfolio and State Street Global Equity ex-US Index Portfolio. The negative contributors to the Fund’s performance during the Reporting Period were SPDR Portfolio Long Term Treasury ETF and SPDR Portfolio Intermediate Term Treasury ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
44

State Street Target Retirement 2065 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Target Retirement 2065 Fund Class I	14.09%	32.38%
State Street Target Retirement 2065 Fund Class K	14.39%	32.67%
S&P 500® Index (b)	28.71%	42.61%
State Street Target Retirement 2065 Composite Index(c)	14.57%	35.38%
*	Inception date is March 30, 2020.
(b)	The S&P 500® Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2065 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
45

State Street Target Retirement 2065 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.5%
International Equity	38.3
Domestic Fixed Income	9.8
Short Term Investments	1.2
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 18.4%
State Street Equity 500 Index II Portfolio	227,447	$ 98,277,562
State Street Small/Mid Cap Equity Index Portfolio	58,639	18,548,215
		116,825,777
DOMESTIC FIXED INCOME — 46.6%
SPDR Bloomberg High Yield Bond ETF	408,041	44,301,011
SPDR Portfolio Short Term Corporate Bond ETF (b)	818,052	25,335,070
SPDR Portfolio Short Term Treasury ETF	3,286,367	100,004,148
State Street Aggregate Bond Index Portfolio	1,227,873	126,986,660
		296,626,889
INFLATION LINKED — 17.9%
SPDR Bloomberg 1-10 Year TIPS ETF	5,401,922	114,088,593
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	594,113	73,022,395
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	561,752	31,755,841
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $576,556,869)		632,319,495
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	1,468,715	1,468,715
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	4,371,675	$ 4,371,675
TOTAL SHORT-TERM INVESTMENTS (Cost $5,840,390)		$ 5,840,390
TOTAL INVESTMENTS — 100.3% (Cost $582,397,259)		638,159,885
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,940,085)
NET ASSETS — 100.0%		$ 636,219,800
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$632,319,495	$—	$—	$632,319,495
Short-Term Investments	5,840,390	—	—	5,840,390
TOTAL INVESTMENTS	$638,159,885	$—	$—	$638,159,885
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	4,412,037	$ 92,233,634	$ 45,376,727	$ 24,593,840	$ 2,323,902	$(1,251,830)	5,401,922	$ 114,088,593	$ 4,682,669	$ —
SPDR Bloomberg High Yield Bond ETF	329,346	35,878,953	47,985,268	39,461,721	2,326,511	(2,428,000)	408,041	44,301,011	1,779,218	—
SPDR Dow Jones Global Real Estate ETF	580,432	25,806,007	11,650,114	13,177,475	797,578	6,679,617	561,752	31,755,841	966,870	—
SPDR Portfolio Short Term Corporate Bond ETF	651,140	20,445,796	10,862,671	5,643,637	192,422	(522,182)	818,052	25,335,070	280,842	—
SPDR Portfolio Short Term Treasury ETF	2,631,962	80,827,553	45,726,904	25,667,097	887,585	(1,770,797)	3,286,367	100,004,148	181,298	—
State Street Aggregate Bond Index Portfolio	954,590	102,360,710	53,999,631	25,480,713	1,782,783	(5,675,751)	1,227,873	126,986,660	2,248,543	—
State Street Equity 500 Index II Portfolio	232,684	80,222,366	35,144,541	38,696,110	14,777,717	6,829,048	227,447	98,277,562	1,435,508	1,143,414
State Street Global All Cap Equity ex-U.S. Index Portfolio	505,235	58,814,413	32,750,102	22,071,910	5,085,306	(1,555,516)	594,113	73,022,395	1,814,511	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,550,043	1,550,043	221,019,668	221,100,996	—	—	1,468,715	1,468,715	784	—
State Street Navigator Securities Lending Portfolio II	36,692,913	36,692,913	804,447,354	836,768,592	—	—	4,371,675	4,371,675	226,816	—
State Street Small/Mid Cap Equity Index Portfolio	46,069	15,098,214	9,032,846	5,015,000	1,992,584	(2,560,429)	58,639	18,548,215	549,900	1,997,946
Total		$549,930,602	$1,317,995,826	$1,257,677,091	$30,166,388	$(2,255,840)		$638,159,885	$14,166,959	$3,141,360
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.0% (a)
DOMESTIC EQUITY — 22.7%
State Street Equity 500 Index II Portfolio	432,762	$ 186,992,273
State Street Small/Mid Cap Equity Index Portfolio	120,189	38,016,902
		225,009,175
DOMESTIC FIXED INCOME — 39.0%
SPDR Bloomberg High Yield Bond ETF	633,305	68,757,924
SPDR Portfolio Short Term Corporate Bond ETF (b)	708,367	21,938,126
SPDR Portfolio Short Term Treasury ETF (b)	2,817,589	85,739,233
State Street Aggregate Bond Index Portfolio	2,033,693	210,324,489
		386,759,772
INFLATION LINKED — 17.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	8,385,032	177,091,876
INTERNATIONAL EQUITY — 14.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,162,726	142,910,624
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	872,100	49,299,813
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $873,333,395)		981,071,260
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	2,114,207	2,114,207
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	12,559,763	$ 12,559,763
TOTAL SHORT-TERM INVESTMENTS (Cost $14,673,970)		$ 14,673,970
TOTAL INVESTMENTS — 100.5% (Cost $888,007,365)		995,745,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(5,362,709)
NET ASSETS — 100.0%		$ 990,382,521
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$981,071,260	$—	$—	$981,071,260
Short-Term Investments	14,673,970	—	—	14,673,970
TOTAL INVESTMENTS	$995,745,230	$—	$—	$995,745,230
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	7,423,377	$155,185,696	$ 48,721,784	$ 28,508,529	$ 2,483,248	$ (790,323)	8,385,032	$177,091,876	$ 7,210,203	$ —
SPDR Bloomberg High Yield Bond ETF	553,744	60,324,871	34,799,598	26,171,050	494,532	(690,027)	633,305	68,757,924	2,762,174	—
SPDR Dow Jones Global Real Estate ETF	975,660	43,377,844	11,750,454	17,499,034	1,686,199	9,984,350	872,100	49,299,813	1,483,770	—
SPDR Portfolio Short Term Corporate Bond ETF	486,701	15,282,412	9,415,024	2,498,255	35,133	(296,188)	708,367	21,938,126	216,241	—
SPDR Portfolio Short Term Treasury ETF	1,936,201	59,460,733	43,891,383	16,917,318	207,869	(903,434)	2,817,589	85,739,233	137,328	—
State Street Aggregate Bond Index Portfolio	1,695,732	181,833,361	68,416,227	33,261,239	1,528,388	(8,192,248)	2,033,693	210,324,489	3,702,003	—
State Street Equity 500 Index II Portfolio	510,053	175,850,802	45,344,448	77,198,713	27,253,280	15,742,456	432,762	186,992,273	2,761,914	2,199,925
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,146,664	133,483,175	39,760,035	38,169,440	5,684,542	2,152,312	1,162,726	142,910,624	3,590,779	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,639,920	2,639,920	222,329,497	222,855,210	—	—	2,114,207	2,114,207	858	—
State Street Navigator Securities Lending Portfolio II	46,474,866	46,474,866	928,279,462	962,194,565	—	—	12,559,763	12,559,763	393,767	—
State Street Small/Mid Cap Equity Index Portfolio	111,145	36,425,544	12,609,633	10,279,436	4,547,916	(5,286,755)	120,189	38,016,902	1,145,974	4,163,658
Total		$910,339,224	$1,465,317,545	$1,435,552,789	$43,921,107	$ 11,720,143		$995,745,230	$23,405,011	$6,363,583
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9% (a)
DOMESTIC EQUITY — 30.4%
State Street Equity 500 Index II Portfolio	999,618	$ 431,924,946
State Street Small/Mid Cap Equity Index Portfolio	313,498	99,162,656
		531,087,602
DOMESTIC FIXED INCOME — 31.6%
SPDR Bloomberg High Yield Bond ETF	1,047,091	113,682,670
SPDR Portfolio Intermediate Term Treasury ETF	484,840	15,539,122
SPDR Portfolio Long Term Treasury ETF (b)	867,995	36,585,989
SPDR Portfolio Short Term Corporate Bond ETF (b)	251,469	7,787,995
SPDR Portfolio Short Term Treasury ETF (b)	905,419	27,551,900
State Street Aggregate Bond Index Portfolio	3,378,115	349,364,608
		550,512,284
INFLATION LINKED — 12.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	10,654,819	225,029,777
INTERNATIONAL EQUITY — 20.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,913,260	358,068,741
REAL ESTATE — 3.5%
SPDR Dow Jones Global Real Estate ETF (b)	1,072,800	60,645,384
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,532,167,602)		1,725,343,788
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	4,522,704	$ 4,522,704
State Street Navigator Securities Lending Portfolio II (a)(e)	39,569,936	39,569,936
TOTAL SHORT-TERM INVESTMENTS (Cost $44,092,640)		$ 44,092,640
TOTAL INVESTMENTS — 101.5% (Cost $1,576,260,242)		1,769,436,428
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(25,304,856)
NET ASSETS — 100.0%		$ 1,744,131,572
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,725,343,788	$—	$—	$1,725,343,788
Short-Term Investments	44,092,640	—	—	44,092,640
TOTAL INVESTMENTS	$1,769,436,428	$—	$—	$1,769,436,428
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	6,914,446	$ 144,546,494	$ 98,182,843	$ 19,389,310	$ 1,277,368	$ 412,382	10,654,819	$ 225,029,777	$ 8,177,517	$ —
SPDR Bloomberg High Yield Bond ETF	754,771	82,224,753	71,236,829	39,459,920	535,751	(854,743)	1,047,091	113,682,670	4,231,862	—
SPDR Dow Jones Global Real Estate ETF	872,313	38,783,036	17,813,583	8,137,267	855,010	11,331,022	1,072,800	60,645,384	1,632,745	—
SPDR Portfolio Intermediate Term Treasury ETF	—	—	19,068,657	3,498,550	20,505	(51,490)	484,840	15,539,122	75,545	—
SPDR Portfolio Long Term Treasury ETF	1,137,775	51,347,786	21,940,379	32,345,794	1,093,630	(5,450,012)	867,995	36,585,989	695,639	—
SPDR Portfolio Short Term Corporate Bond ETF	84,693	2,659,360	5,603,182	399,700	14,594	(89,441)	251,469	7,787,995	57,256	—
SPDR Portfolio Short Term Treasury ETF	266,523	8,184,921	20,846,450	1,298,979	(4,085)	(176,407)	905,419	27,551,900	31,662	—
State Street Aggregate Bond Index Portfolio	2,365,286	253,629,634	141,340,356	35,819,168	2,046,651	(11,832,865)	3,378,115	349,364,608	5,742,970	—
State Street Equity 500 Index II Portfolio	983,103	338,944,393	135,958,705	134,150,284	46,422,903	44,749,229	999,618	431,924,946	6,311,753	5,027,450
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,431,053	282,998,878	124,989,546	66,309,780	8,758,678	7,631,419	2,913,260	358,068,741	8,945,202	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,728,591	5,728,591	404,693,932	405,899,819	—	—	4,522,704	4,522,704	1,821	—
State Street Navigator Securities Lending Portfolio II	1,703,196	1,703,196	1,411,267,938	1,373,401,198	—	—	39,569,936	39,569,936	555,285	—
State Street Small/Mid Cap Equity Index Portfolio	242,534	79,485,731	42,551,264	19,435,000	7,603,788	(11,043,127)	313,498	99,162,656	2,967,424	10,781,511
Total		$1,290,236,773	$2,515,493,664	$2,139,544,769	$68,624,793	$ 34,625,967		$1,769,436,428	$39,426,681	$15,808,961
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.7% (a)
DOMESTIC EQUITY — 37.5%
State Street Equity 500 Index II Portfolio	1,421,809	$ 614,349,401
State Street Small/Mid Cap Equity Index Portfolio	506,884	160,332,494
		774,681,895
DOMESTIC FIXED INCOME — 29.1%
SPDR Bloomberg High Yield Bond ETF	1,016,328	110,342,731
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,530,102	49,039,769
SPDR Portfolio Long Term Treasury ETF (b)	2,636,795	111,140,909
State Street Aggregate Bond Index Portfolio	3,198,333	330,771,626
		601,295,035
INFLATION LINKED — 3.9%
SPDR Bloomberg 1-10 Year TIPS ETF	3,795,986	80,171,224
INTERNATIONAL EQUITY — 27.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,567,098	561,341,982
REAL ESTATE — 1.0%
SPDR Dow Jones Global Real Estate ETF (b)	362,329	20,482,458
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,783,374,429)		2,037,972,594
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	5,876,897	5,876,897
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	4,301,775	$ 4,301,775
TOTAL SHORT-TERM INVESTMENTS (Cost $10,178,672)		$ 10,178,672
TOTAL INVESTMENTS — 99.2% (Cost $1,793,553,101)		2,048,151,266
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		15,733,528
NET ASSETS — 100.0%		$ 2,063,884,794
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,037,972,594	$—	$—	$2,037,972,594
Short-Term Investments	10,178,672	—	—	10,178,672
TOTAL INVESTMENTS	$2,048,151,266	$—	$—	$2,048,151,266
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	1,358,366	$ 28,396,642	$ 55,382,136	$ 3,998,180	$ 230,167	$ 160,459	3,795,986	$ 80,171,224	$ 2,332,323	$ —
SPDR Bloomberg High Yield Bond ETF	667,628	72,731,394	79,910,730	41,966,859	403,741	(736,275)	1,016,328	110,342,731	3,933,422	—
SPDR Dow Jones Global Real Estate ETF	161,817	7,194,384	11,376,658	1,110,671	371,965	2,650,122	362,329	20,482,458	435,519	—
SPDR Portfolio Intermediate Term Treasury ETF	—	—	54,171,887	4,993,585	41,452	(179,985)	1,530,102	49,039,769	214,913	—
SPDR Portfolio Long Term Treasury ETF	2,797,054	126,231,047	53,962,423	58,949,887	3,803,333	(13,906,007)	2,636,795	111,140,909	1,863,903	—
State Street Aggregate Bond Index Portfolio	2,129,289	228,323,641	137,360,515	26,000,000	1,110,362	(10,022,892)	3,198,333	330,771,626	5,320,821	—
State Street Equity 500 Index II Portfolio	1,287,822	444,002,348	201,693,116	154,659,431	52,519,906	70,793,462	1,421,809	614,349,401	8,882,307	7,074,952
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,503,715	407,867,498	203,122,480	72,025,108	9,592,473	12,784,639	4,567,098	561,341,982	13,874,143	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,707,162	3,707,162	452,375,818	450,206,083	—	—	5,876,897	5,876,897	2,202	—
State Street Navigator Securities Lending Portfolio II	1,251,125	1,251,125	1,266,152,999	1,263,102,349	—	—	4,301,775	4,301,775	473,320	—
State Street Small/Mid Cap Equity Index Portfolio	361,330	118,418,561	73,911,228	25,374,999	9,559,694	(16,181,990)	506,884	160,332,494	4,754,872	17,275,827
Total		$1,438,123,802	$2,589,419,990	$2,102,387,152	$77,633,093	$ 45,361,533		$2,048,151,266	$42,087,745	$24,350,779
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.7% (a)
DOMESTIC EQUITY — 41.9%
State Street Equity 500 Index II Portfolio	1,397,204	$ 603,718,049
State Street Small/Mid Cap Equity Index Portfolio	568,226	179,735,652
		783,453,701
DOMESTIC FIXED INCOME — 25.6%
SPDR Bloomberg High Yield Bond ETF	539,334	58,555,492
SPDR Portfolio Intermediate Term Treasury ETF	1,728,318	55,392,592
SPDR Portfolio Long Term Treasury ETF (b)	3,002,904	126,572,404
State Street Aggregate Bond Index Portfolio	2,294,817	237,330,020
		477,850,508
INTERNATIONAL EQUITY — 31.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,736,185	582,124,442
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,595,095,234)		1,843,428,651
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	5,901,736	5,901,736
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	3,652,721	$ 3,652,721
TOTAL SHORT-TERM INVESTMENTS (Cost $9,554,457)		$ 9,554,457
TOTAL INVESTMENTS — 99.2% (Cost $1,604,649,691)		1,852,983,108
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		15,529,944
NET ASSETS — 100.0%		$ 1,868,513,052
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,843,428,651	$—	$—	$1,843,428,651
Short-Term Investments	9,554,457	—	—	9,554,457
TOTAL INVESTMENTS	$1,852,983,108	$—	$—	$1,852,983,108
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Bloomberg High Yield Bond ETF	292,411	$ 31,855,254	$ 34,081,311	$ 7,191,551	$ (30,364)	$ (159,158)	539,334	$ 58,555,492	$ 1,890,944	$ —
SPDR Portfolio Intermediate Term Treasury ETF	—	—	58,864,115	3,294,720	28,925	(205,728)	1,728,318	55,392,592	227,130	—
SPDR Portfolio Long Term Treasury ETF	2,739,335	123,626,189	75,720,357	63,331,751	4,483,970	(13,926,361)	3,002,904	126,572,404	1,944,961	—
State Street Aggregate Bond Index Portfolio	1,407,952	150,974,679	106,408,759	14,100,000	641,153	(6,594,571)	2,294,817	237,330,020	3,643,394	—
State Street Equity 500 Index II Portfolio	1,225,187	422,407,676	193,276,661	130,444,465	44,521,611	73,956,566	1,397,204	603,718,049	8,654,325	6,893,360
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,473,501	404,350,298	212,348,693	56,807,675	8,116,093	14,117,033	4,736,185	582,124,442	14,230,349	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,053,164	4,053,164	379,032,379	377,183,807	—	—	5,901,736	5,901,736	2,020	—
State Street Navigator Securities Lending Portfolio II	299,700	299,700	860,702,181	857,349,160	—	—	3,652,721	3,652,721	280,974	—
State Street Small/Mid Cap Equity Index Portfolio	392,510	128,637,225	81,307,151	22,350,001	6,902,397	(14,761,120)	568,226	179,735,652	5,292,178	19,228,013
Total		$1,266,204,185	$2,001,741,607	$1,532,053,130	$64,663,785	$ 52,426,661		$1,852,983,108	$36,166,275	$26,121,373
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.6% (a)
DOMESTIC EQUITY — 45.8%
State Street Equity 500 Index II Portfolio	1,328,109	$ 573,862,780
State Street Small/Mid Cap Equity Index Portfolio	622,012	196,748,599
		770,611,379
DOMESTIC FIXED INCOME — 18.7%
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,556,661	49,890,985
SPDR Portfolio Long Term Treasury ETF (b)	2,703,738	113,962,557
State Street Aggregate Bond Index Portfolio	1,449,487	149,905,970
		313,759,512
INTERNATIONAL EQUITY — 34.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,664,600	573,325,950
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,419,283,834)		1,657,696,841
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	4,090,135	4,090,135
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	16,622,575	$ 16,622,575
TOTAL SHORT-TERM INVESTMENTS (Cost $20,712,710)		$ 20,712,710
TOTAL INVESTMENTS — 99.9% (Cost $1,439,996,544)		1,678,409,551
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,331,441
NET ASSETS — 100.0%		$ 1,680,740,992
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,657,696,841	$—	$—	$1,657,696,841
Short-Term Investments	20,712,710	—	—	20,712,710
TOTAL INVESTMENTS	$1,678,409,551	$—	$—	$1,678,409,551
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 53,244,590	$ 3,194,831	$ 30,069	$ (188,843)	1,556,661	$ 49,890,985	$ 203,824	$ —
SPDR Portfolio Long Term Treasury ETF	2,444,829	110,335,133	79,268,111	67,038,394	731,442	(9,333,735)	2,703,738	113,962,557	1,751,070	—
State Street Aggregate Bond Index Portfolio	837,846	89,842,189	73,190,275	9,500,000	521,471	(4,147,965)	1,449,487	149,905,970	2,243,150	—
State Street Equity 500 Index II Portfolio	1,145,732	395,014,109	183,982,805	116,934,245	40,467,904	71,332,207	1,328,109	573,862,780	8,219,011	6,546,622
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,358,134	390,920,341	216,784,268	55,646,966	8,086,754	13,181,553	4,664,600	573,325,950	13,978,234	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,613,762	4,613,762	350,615,793	351,139,420	—	—	4,090,135	4,090,135	1,664	—
State Street Navigator Securities Lending Portfolio II	2,010,200	2,010,200	398,003,911	383,391,536	—	—	16,622,575	16,622,575	12,194	—
State Street Small/Mid Cap Equity Index Portfolio	421,641	138,184,457	90,349,574	23,075,000	7,438,504	(16,148,936)	622,012	196,748,599	5,773,407	20,976,463
Total		$1,130,920,191	$1,445,439,327	$1,009,920,392	$57,276,144	$ 54,694,281		$1,678,409,551	$32,182,554	$27,523,085
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.6% (a)
DOMESTIC EQUITY — 48.7%
State Street Equity 500 Index II Portfolio	1,140,338	$ 492,728,775
State Street Small/Mid Cap Equity Index Portfolio	615,715	194,756,886
		687,485,661
DOMESTIC FIXED INCOME — 13.7%
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,304,458	41,807,879
SPDR Portfolio Long Term Treasury ETF (b)	2,268,591	95,621,111
State Street Aggregate Bond Index Portfolio	540,191	55,866,529
		193,295,519
INTERNATIONAL EQUITY — 36.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,155,971	510,810,442
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,189,914,098)		1,391,591,622
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	4,534,188	4,534,188
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	15,777,902	$ 15,777,902
TOTAL SHORT-TERM INVESTMENTS (Cost $20,312,090)		$ 20,312,090
TOTAL INVESTMENTS — 100.0% (Cost $1,210,226,188)		1,411,903,712
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(f)		321,123
NET ASSETS — 100.0%		$ 1,412,224,835
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,391,591,622	$—	$—	$1,391,591,622
Short-Term Investments	20,312,090	—	—	20,312,090
TOTAL INVESTMENTS	$ 1,411,903,712	$—	$—	$ 1,411,903,712
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 43,946,109	$ 1,997,766	$ 16,039	$ (156,503)	1,304,458	$ 41,807,879	$ 168,613	$ —
SPDR Portfolio Long Term Treasury ETF	1,884,220	85,034,849	66,139,761	49,100,554	538,210	(6,991,155)	2,268,591	95,621,111	1,430,108	—
State Street Aggregate Bond Index Portfolio	242,177	25,968,587	33,130,343	2,129,999	158,277	(1,260,679)	540,191	55,866,529	749,709	—
State Street Equity 500 Index II Portfolio	900,809	310,571,868	176,183,945	86,732,362	29,811,369	62,893,955	1,140,338	492,728,775	7,006,020	5,580,449
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,752,509	320,419,519	206,922,580	34,051,165	4,734,597	12,784,911	4,155,971	510,810,442	12,391,358	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,087,329	4,087,329	325,400,462	324,953,603	—	—	4,534,188	4,534,188	1,496	—
State Street Navigator Securities Lending Portfolio II	—	—	244,899,003	229,121,101	—	—	15,777,902	15,777,902	7,381	—
State Street Small/Mid Cap Equity Index Portfolio	384,176	125,905,953	96,424,495	17,810,001	5,466,352	(15,229,913)	615,715	194,756,886	5,692,643	20,683,023
Total		$871,988,105	$1,193,046,698	$745,896,551	$40,724,844	$ 52,040,616		$1,411,903,712	$27,447,328	$26,263,472
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.3% (a)
DOMESTIC EQUITY — 50.8%
State Street Equity 500 Index II Portfolio	832,606	$ 359,760,570
State Street Small/Mid Cap Equity Index Portfolio	507,681	160,584,563
		520,345,133
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Intermediate Term Treasury ETF (b)	945,686	30,309,236
SPDR Portfolio Long Term Treasury ETF	1,640,811	69,160,184
		99,469,420
INTERNATIONAL EQUITY — 37.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,145,193	386,575,636
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $865,060,701)		1,006,390,189
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	2,931,076	2,931,076
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	10,141,201	$ 10,141,201
TOTAL SHORT-TERM INVESTMENTS (Cost $13,072,277)		$ 13,072,277
TOTAL INVESTMENTS — 99.6% (Cost $878,132,978)		1,019,462,466
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		4,093,041
NET ASSETS — 100.0%		$ 1,023,555,507
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,006,390,189	$—	$—	$1,006,390,189
Short-Term Investments	13,072,277	—	—	13,072,277
TOTAL INVESTMENTS	$1,019,462,466	$—	$—	$1,019,462,466
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 31,942,444	$ 1,527,729	$ 14,513	$ (119,992)	945,686	$ 30,309,236	$ 120,124	$ —
SPDR Portfolio Long Term Treasury ETF	1,325,876	59,836,784	48,868,190	34,974,100	(610,589)	(3,960,101)	1,640,811	69,160,184	1,018,066	—
State Street Equity 500 Index II Portfolio	637,545	219,806,474	134,660,491	60,821,842	20,430,849	45,684,598	832,606	359,760,570	5,111,108	4,071,110
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,997,969	232,583,582	168,032,777	26,271,414	3,362,146	8,868,545	3,145,193	386,575,636	9,350,213	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,538,129	2,538,129	230,987,189	230,594,242	—	—	2,931,076	2,931,076	1,117	—
State Street Navigator Securities Lending Portfolio II	27,600	27,600	94,556,188	84,442,587	—	—	10,141,201	10,141,201	10,264	—
State Street Small/Mid Cap Equity Index Portfolio	297,327	97,442,759	84,209,017	12,390,000	4,242,504	(12,919,717)	507,681	160,584,563	4,651,701	16,900,976
Total		$612,235,328	$793,256,296	$451,021,914	$27,439,423	$ 37,553,333		$1,019,462,466	$20,262,593	$20,972,086
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.6%
DOMESTIC EQUITY — 51.0%
State Street Equity 500 Index II Portfolio	524,520	$ 226,639,712
State Street Small/Mid Cap Equity Index Portfolio	319,656	101,110,445
		327,750,157
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Intermediate Term Treasury ETF (a)	594,625	19,057,731
SPDR Portfolio Long Term Treasury ETF	1,032,875	43,535,681
		62,593,412
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,981,242	243,514,504
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $559,432,170)		633,858,073
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b)(c)	2,127,140	2,127,140
State Street Navigator Securities Lending Portfolio II (d)(e)	8,502,719	8,502,719
TOTAL SHORT-TERM INVESTMENTS (Cost $10,629,859)		$ 10,629,859
TOTAL INVESTMENTS — 100.3% (Cost $570,062,029)		644,487,932
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,938,725)
NET ASSETS — 100.0%		$ 642,549,207

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$633,858,073	$—	$—	$633,858,073
Short-Term Investments	10,629,859	—	—	10,629,859
TOTAL INVESTMENTS	$644,487,932	$—	$—	$644,487,932
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 19,939,318	$ 809,112	$ 6,854	$ (79,329)	594,625	$ 19,057,731	$ 72,933	$ —
SPDR Portfolio Long Term Treasury ETF	720,811	32,530,201	31,821,400	18,417,380	(892,427)	(1,506,113)	1,032,875	43,535,681	607,878	—
State Street Equity 500 Index II Portfolio	346,647	119,513,323	102,592,578	34,485,824	12,482,971	26,536,664	524,520	226,639,712	5,745,346	10,581,203
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,085,984	126,419,462	123,972,855	13,279,410	1,942,811	4,458,786	1,981,242	243,514,504	5,850,891	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,901,285	1,901,285	163,104,703	162,878,848	—	—	2,127,140	2,127,140	—	—
State Street Navigator Securities Lending Portfolio II	—	—	57,228,256	48,725,537	—	—	8,502,719	8,502,719	8,277	—
State Street Small/Mid Cap Equity Index Portfolio	161,610	52,964,533	60,915,816	6,420,000	2,579,550	(8,929,454)	319,656	101,110,445	365,716	2,547,308
Total		$333,328,804	$559,574,926	$ 285,016,111	$ 16,119,759	$20,480,554		$644,487,932	$12,651,041	$ 13,128,511
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1% (a)
DOMESTIC EQUITY — 51.2%
State Street Equity 500 Index II Portfolio	258,309	$ 111,612,877
State Street Small/Mid Cap Equity Index Portfolio	157,214	49,728,397
		161,341,274
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF	292,347	9,369,721
SPDR Portfolio Long Term Treasury ETF	508,068	21,415,066
		30,784,787
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	975,611	119,912,382
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $281,474,228)		312,038,443
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b)(c) (Cost $1,376,883)	1,376,883	1,376,883
TOTAL INVESTMENTS — 99.6% (Cost $282,851,111)		313,415,326
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,399,736
NET ASSETS — 100.0%		$ 314,815,062

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$312,038,443	$—	$—	$312,038,443
Short-Term Investment	1,376,883	—	—	1,376,883
TOTAL INVESTMENTS	$313,415,326	$—	$—	$313,415,326
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 9,700,036	$ 289,571	$ 2,534	$ (43,278)	292,347	$ 9,369,721	$ 34,207	$ —
SPDR Portfolio Long Term Treasury ETF	305,095	13,768,937	15,464,969	6,774,559	(790,686)	(253,595)	508,068	21,415,066	282,459	—
State Street Equity 500 Index II Portfolio	146,610	50,546,808	58,884,511	15,554,676	5,544,892	12,191,342	258,309	111,612,877	1,572,405	1,252,455
State Street Global All Cap Equity ex-U.S. Index Portfolio	459,410	53,479,873	68,366,550	4,350,276	872,063	1,544,172	975,611	119,912,382	2,876,366	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	755,775	755,775	89,293,791	88,672,683	—	—	1,376,883	1,376,883	362	—
State Street Navigator Securities Lending Portfolio II	—	—	35,030,422	35,030,422	—	—	—	—	2,127	—
State Street Small/Mid Cap Equity Index Portfolio	68,264	22,372,292	33,322,536	2,395,000	807,810	(4,379,241)	157,214	49,728,397	1,431,497	5,201,039
Total		$140,923,685	$310,062,815	$153,067,187	$6,436,613	$ 9,059,400		$313,415,326	$6,199,423	$6,453,494
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	35,810	$ 15,473,312
State Street Small/Mid Cap Equity Index Portfolio	21,792	6,893,148
		22,366,460
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF	40,583	1,300,685
SPDR Portfolio Long Term Treasury ETF	70,046	2,952,439
		4,253,124
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	135,249	16,623,402
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $43,073,630)		43,242,986
SHORT-TERM INVESTMENT — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b)(c) (Cost $540,945)	540,945	540,945
TOTAL INVESTMENTS — 100.8% (Cost $43,614,575)		43,783,931
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(364,950)
NET ASSETS — 100.0%		$ 43,418,981

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$43,242,986	$—	$—	$43,242,986
Short-Term Investment	540,945	—	—	540,945
TOTAL INVESTMENTS	$43,783,931	$—	$—	$43,783,931
See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 1,363,811	$ 55,110	$ 338	$ (8,354)	40,583	$ 1,300,685	$ 3,400	$ —
SPDR Portfolio Long Term Treasury ETF	8,004	361,220	3,864,416	1,291,970	(19,857)	38,630	70,046	2,952,439	24,500	—
State Street Equity 500 Index II Portfolio	3,843	1,324,993	14,604,298	1,777,549	353,996	967,574	35,810	15,473,312	204,461	162,858
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,042	1,401,751	15,977,652	610,558	120,862	(266,305)	135,249	16,623,402	374,019	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,118	48,118	22,560,983	22,068,156	—	—	540,945	540,945	58	—
State Street Small/Mid Cap Equity Index Portfolio	1,784	584,792	7,345,419	269,055	73,462	(841,470)	21,792	6,893,148	186,178	676,440
Total		$3,720,874	$65,716,579	$26,072,398	$528,801	$(109,925)		$43,783,931	$792,616	$839,298
See accompanying notes to financial statements.
68

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69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$638,159,885	$ 995,745,230	$1,769,436,428	$2,048,151,266
Cash	—	—	—	—
Receivable for investments sold	11,126,549	22,919,789	43,635,964	49,468,805
Receivable for fund shares sold	4,186,226	9,414,557	16,342,133	23,903,635
Dividends receivable — affiliated issuers	590	1,023	161	132
Securities lending income receivable — unaffiliated issuers	2,453	—	3,093	47,435
Securities lending income receivable — affiliated issuers	46,529	41,640	45,850	40,942
Receivable from Adviser	32,781	116,193	171,748	155,332
Prepaid expenses and other assets	1,039	1,629	2,694	3,130
TOTAL ASSETS	653,556,052	1,028,240,061	1,829,638,071	2,121,770,677
LIABILITIES
Payable upon return of securities loaned	4,371,675	12,559,763	39,569,936	4,301,775
Payable for investments purchased	11,318,528	20,396,414	40,992,522	47,148,565
Payable for fund shares repurchased	1,521,047	4,741,752	4,705,720	6,166,631
Advisory fee payable	26,442	40,780	71,565	84,403
Custodian fees payable	12,262	12,186	12,183	12,083
Administration fees payable	26,852	41,167	71,889	84,697
Trustees’ fees and expenses payable	229	381	533	584
Transfer agent fees payable	11,800	10,198	15,455	17,258
Sub-transfer agent fee payable	158	83	232	245
Registration and filing fees payable	5,646	4,446	7,757	9,695
Professional fees payable	32,977	30,019	30,343	30,481
Printing and postage fees payable	8,590	16,557	23,478	25,241
Accrued expenses and other liabilities	46	3,794	4,886	4,225
TOTAL LIABILITIES	17,336,252	37,857,540	85,506,499	57,885,883
NET ASSETS	$636,219,800	$ 990,382,521	$1,744,131,572	$2,063,884,794
NET ASSETS CONSIST OF:
Paid-in Capital	$578,522,760	$ 868,086,346	$1,519,999,468	$1,767,385,325
Total distributable earnings (loss)	57,697,040	122,296,175	224,132,104	296,499,469
NET ASSETS	$636,219,800	$ 990,382,521	$1,744,131,572	$2,063,884,794
Class I
Net Assets	$ 905,948	$ 3,059,114	$ 5,300,540	$ 8,838,025
Shares Outstanding	75,421	245,983	392,717	618,439
Net asset value, offering and redemption price per share	$ 12.01	$ 12.44	$ 13.50	$ 14.29
Class K
Net Assets	$635,313,852	$ 987,323,407	$1,738,831,032	$2,055,046,769
Shares Outstanding	52,606,113	78,919,696	127,830,490	143,068,954
Net asset value, offering and redemption price per share	$ 12.08	$ 12.51	$ 13.60	$ 14.36
COST OF INVESTMENTS:
Investments in affiliated issuers	582,397,259	888,007,365	1,576,260,242	1,793,553,101
* Includes investments in securities on loan, at value	$ 4,666,446	$ 12,291,965	$ 41,415,864	$ 4,210,860
See accompanying notes to financial statements.
70

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$1,852,983,108	$1,678,409,551	$ 1,411,903,712	$1,019,462,466	$644,487,932	$313,415,326	$43,783,931
—	14,161	—	7,626	—	—	—
44,600,000	39,517,408	33,100,000	23,300,000	14,550,000	7,080,000	849,000
24,928,478	21,621,255	19,234,212	16,396,955	8,008,434	2,333,140	227,833
150	167	125	98	75	169	53
1,433	224	354	—	—	—	—
55,609	1,972	2,014	1,133	951	—	—
112,337	85,123	80,546	63,173	18,376	34,539	—
2,753	2,495	2,033	1,453	856	393	35
1,922,683,868	1,739,652,356	1,464,322,996	1,059,232,904	667,066,624	322,863,567	44,860,852

3,652,721	16,622,575	15,777,902	10,141,201	8,502,719	—	—
42,953,988	37,284,795	31,966,815	21,698,888	13,772,518	6,781,437	1,299,243
7,313,161	4,773,797	4,148,491	3,671,913	2,113,921	1,169,150	9,742
75,971	68,324	57,243	41,385	25,924	12,767	77,741
12,015	11,994	12,011	12,019	12,080	12,069	12,163
76,196	68,527	57,370	41,448	25,987	12,831	1,660
505	447	344	234	124	50	—
19,794	19,736	21,151	21,377	20,973	21,505	3,430
—	—	—	—	71	65	331
11,205	9,583	10,597	7,977	7,470	6,017	20,168
30,390	30,307	30,183	30,011	29,841	29,930	16,383
21,845	19,264	15,029	10,347	5,789	2,684	1,010
3,025	2,015	1,025	597	—	—	—
54,170,816	58,911,364	52,098,161	35,677,397	24,517,417	8,048,505	1,441,871
$1,868,513,052	$1,680,740,992	$1,412,224,835	$1,023,555,507	$642,549,207	$314,815,062	$43,418,981

$1,577,088,691	$1,400,310,742	$1,172,445,469	$ 854,206,890	$549,792,754	$276,161,745	$42,197,732
291,424,361	280,430,250	239,779,366	169,348,617	92,756,453	38,653,317	1,221,249
$1,868,513,052	$1,680,740,992	$1,412,224,835	$1,023,555,507	$642,549,207	$314,815,062	$43,418,981

$ 4,878,388	$ 2,990,915	$ 2,357,317	$ 1,596,262	$ 714,920	$ 633,184	$ 178,299
326,145	196,853	149,983	102,166	44,729	39,421	11,711
$ 14.96	$ 15.19	$ 15.72	$ 15.62	$ 15.98	$ 16.06	$ 15.22

$1,863,634,664	$1,677,750,077	$1,409,867,518	$1,021,959,245	$641,834,287	$314,181,878	$43,240,682
123,510,031	109,209,943	89,271,946	64,811,893	39,967,585	19,504,666	2,839,617
$ 15.09	$ 15.36	$ 15.79	$ 15.77	$ 16.06	$ 16.11	$ 15.23

1,604,649,691	1,439,996,544	1,210,226,188	878,132,978	570,062,029	282,851,111	43,614,575
$ 3,580,516	$ 16,291,290	$ 15,465,950	$ 9,924,443	$ 8,320,981	$ —	$ —
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2021

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$13,940,143	$ 23,011,244	$ 38,871,396	$ 41,614,425
Unaffiliated securities lending income	57,376	4,653	44,778	92,840
Affiliated securities lending income	226,816	393,767	555,285	473,320
TOTAL INVESTMENT INCOME (LOSS)	14,224,335	23,409,664	39,471,459	42,180,585
EXPENSES
Advisory fee	301,176	469,961	775,356	893,879
Administration fees	301,176	469,961	775,356	893,878
Sub-transfer agent fee
Class I	34,159	64,236	101,422	114,836
Custodian fees	58,810	49,523	49,259	48,838
Trustees’ fees and expenses	26,183	29,207	33,724	35,361
Transfer agent fees	122,010	118,092	169,199	193,013
Registration and filing fees	52,635	44,644	50,092	51,169
Professional fees	40,574	39,927	44,470	46,335
Printing and postage fees	25,104	30,806	48,717	54,347
Insurance expense	1,812	2,911	4,450	5,029
Miscellaneous expenses	1,035	—	—	—
TOTAL EXPENSES	964,674	1,319,268	2,052,045	2,336,685
Expenses waived/reimbursed by the Adviser	(1,084,717)	(1,419,642)	(1,922,610)	(1,731,460)
NET EXPENSES	(120,043)	(100,374)	129,435	605,225
NET INVESTMENT INCOME (LOSS)	$14,344,378	$23,510,038	$ 39,342,024	$ 41,575,360
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	30,166,388	43,921,107	68,624,793	77,633,093
Capital gain distributions — affiliated issuers	3,141,360	6,363,583	15,808,961	24,350,779
Net realized gain (loss)	33,307,748	50,284,690	84,433,754	101,983,872
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	(2,255,840)	11,720,143	34,625,967	45,361,533
NET REALIZED AND UNREALIZED GAIN (LOSS)	31,051,908	62,004,833	119,059,721	147,345,405
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$45,396,286	$85,514,871	$158,401,745	$188,920,765
See accompanying notes to financial statements.
72

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$ 35,885,301	$ 32,170,360	$ 27,439,947	$ 20,252,329	$12,642,764	$ 6,197,296	$ 792,616
6,707	265	380	—	25	39	—
280,974	12,194	7,381	10,264	8,277	2,127	—
36,172,982	32,182,819	27,447,708	20,262,593	12,651,066	6,199,462	792,616

795,783	716,612	585,911	416,862	248,221	114,697	9,683
795,783	716,612	585,910	416,862	248,221	114,699	9,683

82,208	83,349	39,061	39,547	15,090	5,806	318
48,446	48,352	48,367	48,410	48,514	48,517	48,754
33,648	32,396	30,034	27,368	24,606	22,601	21,069
218,724	217,762	232,953	236,272	231,485	240,080	71,787
58,768	55,284	59,758	49,895	49,940	43,811	56,296
44,899	43,748	41,784	39,287	35,729	33,044	19,978
51,087	45,025	40,224	30,153	20,605	12,997	2,489
4,382	3,939	3,150	2,196	1,245	549	37
—	—	—	—	467	1,282	1,417
2,133,728	1,963,079	1,667,152	1,306,852	924,123	638,083	241,511
(1,372,153)	(1,133,921)	(1,023,593)	(841,507)	(655,351)	(515,056)	(232,052)
761,575	829,158	643,559	465,345	268,772	123,027	9,459
$ 35,411,407	$ 31,353,661	$ 26,804,149	$ 19,797,248	$12,382,294	$ 6,076,435	$ 783,157

64,663,785	57,276,144	40,724,844	27,439,423	16,119,759	6,436,613	528,801
26,121,373	27,523,085	26,263,472	20,972,086	13,128,511	6,453,494	839,298
90,785,158	84,799,229	66,988,316	48,411,509	29,248,270	12,890,107	1,368,099

52,426,661	54,694,281	52,040,616	37,553,333	20,480,554	9,059,400	(109,925)
143,211,819	139,493,510	119,028,932	85,964,842	49,728,824	21,949,507	1,258,174
$178,623,226	$170,847,171	$145,833,081	$105,762,090	$ 62,111,118	$28,025,942	$2,041,331
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,344,378	$ 9,157,193	$ 23,510,038	$ 16,300,917
Net realized gain (loss)	33,307,748	4,862,403	50,284,690	14,052,930
Net change in unrealized appreciation/depreciation	(2,255,840)	53,493,534	11,720,143	51,209,116
Net increase (decrease) in net assets resulting from operations	45,396,286	67,513,130	85,514,871	81,562,963
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(108,209)	(345,325)	(196,470)	(1,577,020)
Class K	(40,905,088)	(7,847,441)	(65,052,884)	(31,592,022)
Total distributions to shareholders	(41,013,297)	(8,192,766)	(65,249,354)	(33,169,042)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	4,575,210	22,072,370	9,501,159	39,357,657
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 9)	—	66,884	—	—
Reinvestment of distributions	105,000	344,568	196,470	1,577,020
Cost of shares redeemed	(26,707,898)	(1,368,139)	(50,504,513)	(2,692,400)
Net increase (decrease) from capital share transactions	(22,027,688)	21,115,683	(40,806,884)	38,242,277
Class K
Proceeds from sale of shares sold	298,463,023	171,166,360	323,139,305	211,425,786
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 9)	—	119,576,117	—	—
Reinvestment of distributions	40,808,319	7,827,465	64,919,140	31,548,475
Cost of shares redeemed	(198,345,752)	(85,211,638)	(239,254,893)	(252,638,819)
Net increase (decrease) from capital share transactions	140,925,590	213,358,304	148,803,552	(9,664,558)
Net increase (decrease) in net assets from beneficial interest transactions	118,897,902	234,473,987	107,996,668	28,577,719
Net increase (decrease) in net assets during the period	123,280,891	293,794,351	128,262,185	76,971,640
Net assets at beginning of period	512,938,909	219,144,558	862,120,336	785,148,696
NET ASSETS AT END OF PERIOD	$ 636,219,800	$512,938,909	$ 990,382,521	$ 862,120,336
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	368,643	1,893,325	742,684	3,279,118
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 9)	—	6,596	—	—
Reinvestment of distributions	8,743	28,762	15,806	129,264
Shares redeemed	(2,119,876)	(117,871)	(3,882,844)	(223,781)
Net increase (decrease) from share transactions	(1,742,490)	1,810,812	(3,124,354)	3,184,601
Class K
Shares sold	24,123,714	16,407,034	25,262,918	18,436,114
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 9)	—	11,815,879	—	—
Reinvestment of distributions	3,380,971	654,470	5,189,380	2,583,823
Shares redeemed	(15,915,495)	(7,713,029)	(18,658,659)	(22,606,597)
Net increase (decrease) from share transactions	11,589,190	21,164,354	11,793,639	(1,586,660)
See accompanying notes to financial statements.
74

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/21	Year Ended 12/31/20

$ 39,342,024	$ 23,743,388	$ 41,575,360	$ 24,501,256	$ 35,411,407	$ 20,124,275
84,433,754	32,260,174	101,983,872	40,672,761	90,785,158	29,700,797
34,625,967	90,346,412	45,361,533	128,400,822	52,426,661	127,686,302
158,401,745	146,349,974	188,920,765	193,574,839	178,623,226	177,511,374

(321,110)	(2,700,654)	(516,061)	(3,268,395)	(251,103)	(2,145,820)
(107,647,130)	(55,486,221)	(122,444,951)	(64,236,287)	(98,284,628)	(52,763,736)
(107,968,240)	(58,186,875)	(122,961,012)	(67,504,682)	(98,535,731)	(54,909,556)

31,569,633	56,424,959	29,594,899	63,258,080	18,340,891	45,493,926
—	—	—	—	—	—
321,110	2,700,654	516,061	3,268,395	251,102	2,145,821
(91,417,140)	(2,712,029)	(97,216,655)	(1,700,614)	(68,018,313)	(1,481,320)
(59,526,397)	56,413,584	(67,105,695)	64,825,861	(49,426,320)	46,158,427

640,272,702	329,308,524	775,116,403	358,927,216	679,606,067	319,670,456
—	—	—	—	—	—
107,485,708	55,400,772	122,031,640	64,052,106	97,888,598	52,565,459
(282,626,779)	(278,400,579)	(269,108,353)	(252,053,876)	(204,985,238)	(184,215,092)
465,131,631	106,308,717	628,039,690	170,925,446	572,509,427	188,020,823
405,605,234	162,722,301	560,933,995	235,751,307	523,083,107	234,179,250
456,038,739	250,885,400	626,893,748	361,821,464	603,170,602	356,781,068
1,288,092,833	1,037,207,433	1,436,991,046	1,075,169,582	1,265,342,450	908,561,382
$1,744,131,572	$1,288,092,833	$2,063,884,794	$1,436,991,046	$1,868,513,052	$1,265,342,450

2,293,341	4,415,804	2,048,544	4,752,369	1,218,223	3,360,339
—	—	—	—	—	—
23,804	206,947	36,113	238,918	16,785	151,648
(6,502,116)	(214,398)	(6,558,848)	(130,145)	(4,406,226)	(109,770)
(4,184,971)	4,408,353	(4,474,191)	4,861,142	(3,171,218)	3,402,217

46,465,778	27,204,784	53,393,276	28,912,861	44,956,504	25,184,188
—	—	—	—	—	—
7,903,362	4,238,774	8,498,025	4,671,926	6,486,985	3,701,793
(20,395,597)	(24,262,408)	(18,483,085)	(21,285,976)	(13,505,914)	(15,506,619)
33,973,543	7,181,150	43,408,216	12,298,811	37,937,575	13,379,362
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,353,661	$ 16,995,817	$ 26,804,149	$ 12,854,598
Net realized gain (loss)	84,799,229	29,813,326	66,988,316	18,590,135
Net change in unrealized appreciation/depreciation	54,694,281	121,835,590	52,040,616	106,296,339
Net increase (decrease) in net assets resulting from operations	170,847,171	168,644,733	145,833,081	137,741,072
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(158,215)	(2,254,749)	(112,962)	(892,914)
Class K	(90,662,530)	(47,647,713)	(67,714,681)	(32,999,187)
Total distributions to shareholders	(90,820,745)	(49,902,462)	(67,827,643)	(33,892,101)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	12,879,849	46,742,899	8,985,590	21,016,069
Reinvestment of distributions	158,215	2,254,749	95,025	892,915
Cost of shares redeemed	(66,394,108)	(1,703,229)	(32,410,780)	(1,210,540)
Net increase (decrease) from capital share transactions	(53,356,044)	47,294,419	(23,330,165)	20,698,444
Class K
Proceeds from sale of shares sold	627,103,188	278,923,160	576,111,860	242,253,293
Reinvestment of distributions	90,327,195	47,515,072	67,508,650	32,902,700
Cost of shares redeemed	(191,117,290)	(145,091,691)	(156,483,523)	(117,740,815)
Net increase (decrease) from capital share transactions	526,313,093	181,346,541	487,136,987	157,415,178
Net increase (decrease) in net assets from beneficial interest transactions	472,957,049	228,640,960	463,806,822	178,113,622
Net increase (decrease) in net assets during the period	552,983,475	347,383,231	541,812,260	281,962,593
Net assets at beginning of period	1,127,757,517	780,374,286	870,412,575	588,449,982
NET ASSETS AT END OF PERIOD	$1,680,740,992	$1,127,757,517	$1,412,224,835	$ 870,412,575
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	839,017	3,418,786	573,820	1,532,464
Reinvestment of distributions	10,409	157,235	6,045	61,284
Shares redeemed	(4,214,620)	(124,559)	(2,011,432)	(87,798)
Net increase (decrease) from share transactions	(3,365,194)	3,451,462	(1,431,567)	1,505,950
Class K
Shares sold	40,764,812	22,215,701	36,788,078	19,592,095
Reinvestment of distributions	5,880,677	3,311,155	4,272,699	2,258,250
Shares redeemed	(12,399,522)	(12,114,713)	(9,917,543)	(9,911,551)
Net increase (decrease) from share transactions	34,245,967	13,412,143	31,143,234	11,938,794
See accompanying notes to financial statements.
76

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/21	Year Ended 12/31/20

$ 19,797,248	$ 8,949,996	$ 12,382,294	$ 4,852,612	$ 6,076,435	$ 2,028,581
48,411,509	12,820,553	29,248,270	6,412,119	12,890,107	2,347,811
37,553,333	75,443,786	20,480,554	40,048,846	9,059,400	16,728,742
105,762,090	97,214,335	62,111,118	51,313,577	28,025,942	21,105,134

(73,935)	(948,192)	(30,065)	(261,233)	(24,738)	(67,966)
(48,748,642)	(23,295,939)	(28,019,835)	(9,529,649)	(12,726,460)	(2,725,775)
(48,822,577)	(24,244,131)	(28,049,900)	(9,790,882)	(12,751,198)	(2,793,741)

5,044,364	22,225,844	3,022,394	8,179,430	1,548,758	3,061,050
73,935	948,192	27,968	259,902	19,386	65,517
(30,310,706)	(1,090,661)	(12,345,103)	(372,802)	(4,826,851)	(125,458)
(25,192,407)	22,083,375	(9,294,741)	8,066,530	(3,258,707)	3,001,109

453,103,035	197,996,802	336,585,122	134,127,162	191,745,420	76,516,272
48,538,463	23,204,210	27,895,117	9,502,968	12,681,434	2,713,511
(121,404,950)	(85,798,218)	(79,612,262)	(56,144,533)	(42,477,673)	(34,228,340)
380,236,548	135,402,794	284,867,977	87,485,597	161,949,181	45,001,443
355,044,141	157,486,169	275,573,236	95,552,127	158,690,474	48,002,552
411,983,654	230,456,373	309,634,454	137,074,822	173,965,218	66,313,945
611,571,853	381,115,480	332,914,753	195,839,931	140,849,844	74,535,899
$1,023,555,507	$ 611,571,853	$642,549,207	$332,914,753	$314,815,062	$140,849,844

326,889	1,636,647	192,568	597,938	99,197	227,030
4,730	65,483	1,749	17,656	1,206	4,460
(1,887,454)	(79,668)	(756,819)	(27,401)	(296,327)	(9,164)
(1,555,835)	1,622,462	(562,502)	588,193	(195,924)	222,326

28,923,614	15,939,478	21,161,194	10,621,756	12,026,643	6,170,154
3,077,899	1,601,395	1,736,932	646,901	787,178	184,718
(7,731,036)	(7,203,634)	(4,969,215)	(4,681,287)	(2,659,102)	(2,940,767)
24,270,477	10,337,239	17,928,911	6,587,370	10,154,719	3,414,105
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2065 Fund
	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 783,157	$ 50,368
Net realized gain (loss)	1,368,099	179,636
Net change in unrealized appreciation/depreciation	(109,925)	279,281
Net increase (decrease) in net assets resulting from operations	2,041,331	509,285
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(4,641)	(6,273)
Class K	(1,160,629)	(157,824)
Total distributions to shareholders	(1,165,270)	(164,097)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	26,662	100,000
Reinvestment of distributions	645	—
Cost of shares redeemed	(1,537)	—
Net increase (decrease) from capital share transactions	25,770	100,000
Class K
Proceeds from sale of shares sold	42,293,713	3,894,813
Reinvestment of distributions	1,156,326	151,366
Cost of shares redeemed	(4,627,119)	(797,137)
Net increase (decrease) from capital share transactions	38,822,920	3,249,042
Net increase (decrease) in net assets from beneficial interest transactions	38,848,690	3,349,042
Net increase (decrease) in net assets during the period	39,724,751	3,694,230
Net assets at beginning of period	3,694,230	—
NET ASSETS AT END OF PERIOD	$43,418,981	$3,694,230
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	1,769	10,000
Reinvestment of distributions	42	—
Shares redeemed	(100)	—
Net increase (decrease) from share transactions	1,711	10,000
Class K
Shares sold	2,812,786	311,069
Reinvestment of distributions	75,924	11,024
Shares redeemed	(308,959)	(62,227)
Net increase (decrease) from share transactions	2,579,751	259,866
*	For the period March 30, 2020 (commencement of investment operations) through December 31, 2020. (See Note 1)
See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 11.99	$ 11.05	$10.02	$10.73	$10.12
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.38	0.29	0.28	0.19
Net realized and unrealized gain (loss)	0.65	0.75	1.11	(0.55)	0.71
Total from investment operations	0.82	1.13	1.40	(0.27)	0.90
Distributions to shareholders from:
Net investment income	(0.28)	(0.18)	(0.31)	(0.29)	(0.20)
Net realized gains	(0.52)	(0.01)	(0.06)	(0.15)	(0.09)
Total distributions	(0.80)	(0.19)	(0.37)	(0.44)	(0.29)
Net asset value, end of period	$12.01	$ 11.99	$ 11.05	$10.02	$10.73
Total return (b)	6.87%	10.25%	13.98%	(2.50)%(c)	8.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 906	$21,801	$ 78	$ 108	$ 139
Ratios to Average Net Assets:
Total expenses (d)	0.42%	0.24%	0.24%	0.25%	0.36%
Net expenses (d)	0.24%	0.02%	(0.03)%(e)	(0.03)%(e)	(0.05)%(e)
Net investment income (loss)	1.36%	3.26%	2.64%	2.62%	1.78%
Portfolio turnover rate	33%	24%	26%	53%	25%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 11.97	$ 11.03	$ 10.00	$ 10.71	$ 10.12
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.26	0.32	0.29	0.28
Net realized and unrealized gain (loss)	0.64	0.87	1.08	(0.56)	0.60
Total from investment operations	0.94	1.13	1.40	(0.27)	0.88
Distributions to shareholders from:
Net investment income	(0.31)	(0.18)	(0.31)	(0.29)	(0.20)
Net realized gains	(0.52)	(0.01)	(0.06)	(0.15)	(0.09)
Total distributions	(0.83)	(0.19)	(0.37)	(0.44)	(0.29)
Net asset value, end of period	$ 12.08	$ 11.97	$ 11.03	$ 10.00	$ 10.71
Total return (b)	7.92%	10.29%	14.00%	(2.50)%(c)	8.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$635,314	$491,138	$219,066	$200,840	$135,420
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.19%	0.24%	0.24%	0.36%
Net expenses (d)	(0.03)%(e)	(0.03)%(e)	(0.03)%(e)	(0.04)%(e)	(0.02)%(e)
Net investment income (loss)	2.40%	2.29%	2.92%	2.69%	2.61%
Portfolio turnover rate	33%	24%	26%	53%	25%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$12.22	$ 11.39	$10.29	$ 11.34	$10.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.40	0.32	0.43	0.25
Net realized and unrealized gain (loss)	0.90	0.92	1.48	(0.90)	1.13
Total from investment operations	1.07	1.32	1.80	(0.47)	1.38
Distributions to shareholders from:
Net investment income	(0.28)	(0.25)	(0.33)	(0.29)	(0.23)
Net realized gains	(0.57)	(0.24)	(0.37)	(0.29)	(0.08)
Total distributions	(0.85)	(0.49)	(0.70)	(0.58)	(0.31)
Net asset value, end of period	$12.44	$ 12.22	$ 11.39	$10.29	$ 11.34
Total return (b)	8.79%	11.57%	17.53%	(4.17)%(c)	13.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,059	$41,182	$ 2,116	$1,798	$ 680
Ratios to Average Net Assets:
Total expenses (d)	0.40%	0.19%	0.15%	0.16%	0.15%
Net expenses (d)	0.24%	0.03%	0.01%	0.02%	0.01%
Net investment income (loss)	1.36%	3.39%	2.83%	3.85%	2.29%
Portfolio turnover rate	27%	37%	21%	22%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 12.23	$ 11.40	$ 10.29	$ 11.34	$ 10.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.24	0.33	0.29	0.29
Net realized and unrealized gain (loss)	0.84	1.08	1.48	(0.76)	1.08
Total from investment operations	1.17	1.32	1.81	(0.47)	1.37
Distributions to shareholders from:
Net investment income	(0.32)	(0.25)	(0.33)	(0.29)	(0.23)
Net realized gains	(0.57)	(0.24)	(0.37)	(0.29)	(0.08)
Total distributions	(0.89)	(0.49)	(0.70)	(0.58)	(0.31)
Net asset value, end of period	$ 12.51	$ 12.23	$ 11.40	$ 10.29	$ 11.34
Total return (b)	9.55%	11.68%	17.55%	(4.16)%(c)	13.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$987,323	$820,938	$783,033	$847,142	$775,643
Ratios to Average Net Assets:
Total expenses (d)	0.13%	0.14%	0.14%	0.15%	0.15%
Net expenses (d)	(0.02)%(e)	(0.03)%(e)	(0.01)%(e)	0.01%	0.02%
Net investment income (loss)	2.53%	2.13%	2.88%	2.60%	2.67%
Portfolio turnover rate	27%	37%	21%	22%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$13.06	$ 11.92	$10.53	$ 11.74	$10.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.50	0.37	0.23	0.26
Net realized and unrealized gain (loss)	1.16	1.26	1.81	(0.87)	1.45
Total from investment operations	1.31	1.76	2.18	(0.64)	1.71
Distributions to shareholders from:
Net investment income	(0.29)	(0.25)	(0.33)	(0.29)	(0.23)
Net realized gains	(0.58)	(0.37)	(0.46)	(0.28)	(0.07)
Total distributions	(0.87)	(0.62)	(0.79)	(0.57)	(0.30)
Net asset value, end of period	$13.50	$ 13.06	$ 11.92	$10.53	$ 11.74
Total return (b)	10.03%	14.66%	20.76%	(5.48)%(c)	16.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,301	$59,792	$2,019	$1,155	$2,232
Ratios to Average Net Assets:
Total expenses (d)	0.38%	0.19%	0.15%	0.15%	0.15%
Net expenses (d)	0.25%	0.04%	0.02%	0.05%	0.03%
Net investment income (loss)	1.11%	3.96%	3.10%	1.98%	2.36%
Portfolio turnover rate	24%	39%	27%	15%	10%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 13.09	$ 11.94	$ 10.55	$ 11.75	$ 10.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.27	0.33	0.31	0.30
Net realized and unrealized gain (loss)	1.06	1.50	1.85	(0.94)	1.41
Total from investment operations	1.42	1.77	2.18	(0.63)	1.71
Distributions to shareholders from:
Net investment income	(0.33)	(0.25)	(0.33)	(0.29)	(0.23)
Net realized gains	(0.58)	(0.37)	(0.46)	(0.28)	(0.07)
Total distributions	(0.91)	(0.62)	(0.79)	(0.57)	(0.30)
Net asset value, end of period	$ 13.60	$ 13.09	$ 11.94	$ 10.55	$ 11.75
Total return (b)	10.81%	14.84%	20.63%	(5.38)%(c)	16.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,738,831	$1,228,301	$1,035,188	$1,007,169	$830,080
Ratios to Average Net Assets:
Total expenses (d)	0.13%	0.14%	0.14%	0.14%	0.15%
Net expenses (d)	0.00%(e)	(0.01)%(f)	0.01%	0.04%	0.04%
Net investment income (loss)	2.57%	2.24%	2.83%	2.63%	2.63%
Portfolio turnover rate	24%	39%	27%	15%	10%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Amount is less than 0.005%.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$13.70	$ 12.26	$10.67	$ 11.98	$10.37
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.53	0.38	0.29	0.25
Net realized and unrealized gain (loss)	1.36	1.58	2.03	(1.05)	1.64
Total from investment operations	1.47	2.11	2.41	(0.76)	1.89
Distributions to shareholders from:
Net investment income	(0.27)	(0.24)	(0.32)	(0.27)	(0.23)
Net realized gains	(0.61)	(0.43)	(0.50)	(0.28)	(0.05)
Total distributions	(0.88)	(0.67)	(0.82)	(0.55)	(0.28)
Net asset value, end of period	$14.29	$ 13.70	$12.26	$10.67	$ 11.98
Total return (b)	10.76%	17.26%	22.55%	(6.24)%	18.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,838	$69,750	$2,837	$1,768	$1,716
Ratios to Average Net Assets:
Total expenses (c)	0.37%	0.19%	0.15%	0.15%	0.15%
Net expenses (c)	0.27%	0.08%	0.04%	0.07%	0.06%
Net investment income (loss)	0.74%	4.00%	3.12%	2.44%	2.25%
Portfolio turnover rate	22%	27%	30%	12%	7%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 13.72	$ 12.27	$ 10.69	$ 12.00	$ 10.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.27	0.33	0.29	0.28
Net realized and unrealized gain (loss)	1.21	1.86	2.07	(1.04)	1.62
Total from investment operations	1.56	2.13	2.40	(0.75)	1.90
Distributions to shareholders from:
Net investment income	(0.31)	(0.25)	(0.32)	(0.28)	(0.23)
Net realized gains	(0.61)	(0.43)	(0.50)	(0.28)	(0.05)
Total distributions	(0.92)	(0.68)	(0.82)	(0.56)	(0.28)
Net asset value, end of period	$ 14.36	$ 13.72	$ 12.27	$ 10.69	$ 12.00
Total return (b)	11.37%	17.24%	22.52%	(6.22)%	18.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,055,047	$1,367,241	$1,072,332	$960,339	$778,969
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.14%	0.14%	0.14%	0.15%
Net expenses (c)	0.03%	0.03%	0.03%	0.06%	0.06%
Net investment income (loss)	2.37%	2.13%	2.75%	2.43%	2.46%
Portfolio turnover rate	22%	27%	30%	12%	7%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$14.16	$ 12.54	$10.80	$12.18	$10.43
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.56	0.36	0.30	0.13
Net realized and unrealized gain (loss)	1.55	1.71	2.19	(1.14)	1.91
Total from investment operations	1.61	2.27	2.55	(0.84)	2.04
Distributions to shareholders from:
Net investment income	(0.26)	(0.24)	(0.30)	(0.26)	(0.22)
Net realized gains	(0.55)	(0.41)	(0.51)	(0.28)	(0.07)
Total distributions	(0.81)	(0.65)	(0.81)	(0.54)	(0.29)
Net asset value, end of period	$14.96	$ 14.16	$12.54	$10.80	$12.18
Total return (b)	11.38%	18.05%	23.62%	(6.88)%(c)	19.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,878	$49,518	$1,193	$ 442	$ 371
Ratios to Average Net Assets:
Total expenses (d)	0.38%	0.20%	0.21%	0.16%	0.17%
Net expenses (d)	0.29%	0.10%	0.12%	0.07%	0.07%
Net investment income (loss)	0.41%	4.14%	2.95%	2.49%	1.10%
Portfolio turnover rate	19%	22%	28%	13%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 14.21	$ 12.57	$ 10.83	$ 12.21	$ 10.44
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.26	0.32	0.28	0.27
Net realized and unrealized gain (loss)	1.39	2.03	2.24	(1.12)	1.79
Total from investment operations	1.73	2.29	2.56	(0.84)	2.06
Distributions to shareholders from:
Net investment income	(0.30)	(0.24)	(0.31)	(0.26)	(0.22)
Net realized gains	(0.55)	(0.41)	(0.51)	(0.28)	(0.07)
Total distributions	(0.85)	(0.65)	(0.82)	(0.54)	(0.29)
Net asset value, end of period	$ 15.09	$ 14.21	$ 12.57	$ 10.83	$ 12.21
Total return (b)	12.18%	18.19%	23.61%	(6.85)%(c)	19.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,863,635	$1,215,824	$907,369	$796,187	$584,717
Ratios to Average Net Assets:
Total expenses (d)	0.13%	0.14%	0.15%	0.15%	0.17%
Net expenses (d)	0.04%	0.04%	0.05%	0.07%	0.08%
Net investment income (loss)	2.26%	2.03%	2.60%	2.30%	2.34%
Portfolio turnover rate	19%	22%	28%	13%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$14.35	$ 12.65	$10.79	$12.26	$10.39
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.58	0.29	0.31	0.24
Net realized and unrealized gain (loss)	1.67	1.79	2.37	(1.23)	1.91
Total from investment operations	1.69	2.37	2.66	(0.92)	2.15
Distributions to shareholders from:
Net investment income	(0.26)	(0.23)	(0.30)	(0.26)	(0.23)
Net realized gains	(0.59)	(0.44)	(0.50)	(0.29)	(0.05)
Total distributions	(0.85)	(0.67)	(0.80)	(0.55)	(0.28)
Net asset value, end of period	$15.19	$ 14.35	$12.65	$10.79	$12.26
Total return (b)	11.75%	18.70%	24.64%	(7.46)%(c)	20.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,991	$51,116	$1,398	$1,247	$ 912
Ratios to Average Net Assets:
Total expenses (d)	0.39%	0.20%	0.17%	0.19%	0.17%
Net expenses (d)	0.32%	0.10%	0.07%	0.09%	0.07%
Net investment income (loss)	0.12%	4.25%	2.33%	2.50%	2.14%
Portfolio turnover rate	19%	19%	32%	11%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 14.36	$ 12.66	$ 10.79	$ 12.27	$ 10.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.25	0.32	0.28	0.26
Net realized and unrealized gain (loss)	1.54	2.12	2.35	(1.21)	1.89
Total from investment operations	1.89	2.37	2.67	(0.93)	2.15
Distributions to shareholders from:
Net investment income	(0.30)	(0.23)	(0.30)	(0.26)	(0.23)
Net realized gains	(0.59)	(0.44)	(0.50)	(0.29)	(0.05)
Total distributions	(0.89)	(0.67)	(0.80)	(0.55)	(0.28)
Net asset value, end of period	$ 15.36	$ 14.36	$ 12.66	$ 10.79	$ 12.27
Total return (b)	13.15%	18.79%	24.66%	(7.52)%(c)	20.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,677,750	$1,076,641	$778,976	$636,762	$458,132
Ratios to Average Net Assets:
Total expenses (d)	0.13%	0.15%	0.16%	0.16%	0.17%
Net expenses (d)	0.05%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	2.23%	1.94%	2.63%	2.24%	2.30%
Portfolio turnover rate	19%	19%	32%	11%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$14.58	$ 12.72	$10.77	$12.29	$10.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.58	0.29	0.33	0.20
Net realized and unrealized gain (loss)	1.88	1.87	2.45	(1.31)	2.02
Total from investment operations	1.91	2.45	2.74	(0.98)	2.22
Distributions to shareholders from:
Net investment income	(0.28)	(0.22)	(0.30)	(0.26)	(0.24)
Net realized gains	(0.49)	(0.37)	(0.49)	(0.28)	(0.05)
Total distributions	(0.77)	(0.59)	(0.79)	(0.54)	(0.29)
Net asset value, end of period	$15.72	$ 14.58	$12.72	$10.77	$12.29
Total return (b)	13.08%	19.26%	25.45%	(7.96)%(c)	21.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,357	$23,059	$ 962	$ 787	$ 762
Ratios to Average Net Assets:
Total expenses (d)	0.39%	0.21%	0.21%	0.20%	0.21%
Net expenses (d)	0.30%	0.10%	0.09%	0.08%	0.06%
Net investment income (loss)	0.17%	4.27%	2.34%	2.68%	1.73%
Portfolio turnover rate	17%	18%	32%	11%	5%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 14.58	$ 12.72	$ 10.77	$ 12.29	$ 10.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.25	0.32	0.28	0.28
Net realized and unrealized gain (loss)	1.65	2.21	2.42	(1.26)	1.94
Total from investment operations	2.02	2.46	2.74	(0.98)	2.22
Distributions to shareholders from:
Net investment income	(0.32)	(0.23)	(0.30)	(0.26)	(0.24)
Net realized gains	(0.49)	(0.37)	(0.49)	(0.28)	(0.05)
Total distributions	(0.81)	(0.60)	(0.79)	(0.54)	(0.29)
Net asset value, end of period	$ 15.79	$ 14.58	$ 12.72	$ 10.77	$ 12.29
Total return (b)	13.83%	19.28%	25.49%	(7.94)%(c)	21.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,409,868	$847,354	$587,488	$465,425	$300,444
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.16%	0.17%	0.19%	0.21%
Net expenses (d)	0.05%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	2.32%	1.93%	2.62%	2.29%	2.39%
Portfolio turnover rate	17%	18%	32%	11%	5%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$14.48	$ 12.60	$10.70	$12.24	$10.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	0.61	0.28	0.37	0.15
Net realized and unrealized gain (loss)	1.90	1.87	2.47	(1.37)	2.06
Total from investment operations	1.90	2.48	2.75	(1.00)	2.21
Distributions to shareholders from:
Net investment income	(0.28)	(0.22)	(0.29)	(0.26)	(0.25)
Net realized gains	(0.48)	(0.38)	(0.56)	(0.28)	(0.05)
Total distributions	(0.76)	(0.60)	(0.85)	(0.54)	(0.30)
Net asset value, end of period	$15.62	$ 14.48	$12.60	$10.70	$12.24
Total return (c)	13.12%	19.67%	25.76%	(8.14)%	21.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,596	$24,016	$ 448	$ 374	$ 240
Ratios to Average Net Assets:
Total expenses (d)	0.41%	0.24%	0.25%	0.25%	0.25%
Net expenses (d)	0.31%	0.10%	0.09%	0.08%	0.06%
Net investment income (loss)	0.02%	4.48%	2.32%	3.05%	1.34%
Portfolio turnover rate	17%	16%	41%	11%	5%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 14.49	$ 12.60	$ 10.70	$ 12.24	$ 10.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.25	0.34	0.28	0.27
Net realized and unrealized gain (loss)	1.70	2.24	2.42	(1.28)	1.94
Total from investment operations	2.08	2.49	2.76	(1.00)	2.21
Distributions to shareholders from:
Net investment income	(0.32)	(0.22)	(0.30)	(0.26)	(0.25)
Net realized gains	(0.48)	(0.38)	(0.56)	(0.28)	(0.05)
Total distributions	(0.80)	(0.60)	(0.86)	(0.54)	(0.30)
Net asset value, end of period	$ 15.77	$ 14.49	$ 12.60	$ 10.70	$ 12.24
Total return (b)	14.37%	19.76%	25.81%	(8.13)%	21.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,021,959	$587,556	$380,668	$300,431	$212,217
Ratios to Average Net Assets:
Total expenses (c)	0.15%	0.19%	0.21%	0.23%	0.25%
Net expenses (c)	0.05%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	2.42%	1.98%	2.74%	2.30%	2.37%
Portfolio turnover rate	17%	16%	41%	11%	5%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$14.72	$12.68	$10.70	$12.25	$10.32
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.63	0.33	0.31	0.11
Net realized and unrealized gain (loss)	1.95	1.86	2.41	(1.29)	2.11
Total from investment operations	1.96	2.49	2.74	(0.98)	2.22
Distributions to shareholders from:
Net investment income	(0.28)	(0.22)	(0.30)	(0.25)	(0.24)
Net realized gains	(0.42)	(0.23)	(0.46)	(0.32)	(0.05)
Total distributions	(0.70)	(0.45)	(0.76)	(0.57)	(0.29)
Net asset value, end of period	$15.98	$14.72	$12.68	$10.70	$12.25
Total return (b)	13.32%	19.60%	25.65%	(7.93)%(c)	21.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 715	$8,940	$ 241	$ 130	$ 105
Ratios to Average Net Assets:
Total expenses (d)	0.44%	0.32%	0.30%	0.40%	0.52%
Net expenses (d)	0.31%	0.09%	0.05%	0.07%	0.06%
Net investment income (loss)	0.05%	4.61%	2.69%	2.53%	0.95%
Portfolio turnover rate	15%	18%	42%	16%	7%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 14.70	$ 12.66	$ 10.68	$ 12.23	$ 10.31
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.26	0.35	0.30	0.31
Net realized and unrealized gain (loss)	1.71	2.23	2.39	(1.28)	1.90
Total from investment operations	2.11	2.49	2.74	(0.98)	2.21
Distributions to shareholders from:
Net investment income	(0.33)	(0.22)	(0.30)	(0.25)	(0.24)
Net realized gains	(0.42)	(0.23)	(0.46)	(0.32)	(0.05)
Total distributions	(0.75)	(0.45)	(0.76)	(0.57)	(0.29)
Net asset value, end of period	$ 16.06	$ 14.70	$ 12.66	$ 10.68	$ 12.23
Total return (b)	14.31%	19.65%	25.70%	(7.94)%(c)	21.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$641,834	$323,975	$195,598	$132,520	$81,529
Ratios to Average Net Assets:
Total expenses (d)	0.18%	0.27%	0.30%	0.40%	0.51%
Net expenses (d)	0.05%	0.04%	0.05%	0.07%	0.07%
Net investment income (loss)	2.52%	2.05%	2.86%	2.49%	2.67%
Portfolio turnover rate	15%	18%	42%	16%	7%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$14.69	$12.53	$10.28	$ 11.91	$10.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.59	0.29	0.30	0.15
Net realized and unrealized gain (loss)	1.97	1.87	2.37	(1.27)	2.01
Total from investment operations	2.02	2.46	2.66	(0.97)	2.16
Distributions to shareholders from:
Net investment income	(0.29)	(0.22)	(0.28)	(0.24)	(0.23)
Net realized gains	(0.36)	(0.08)	(0.13)	(0.42)	(0.11)
Total distributions	(0.65)	(0.30)	(0.41)	(0.66)	(0.34)
Net asset value, end of period	$16.06	$14.69	$12.53	$10.28	$ 11.91
Total return (b)	13.75%	19.61%	25.86%	(8.13)%	21.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 633	$3,458	$ 163	$ 121	$ 103
Ratios to Average Net Assets:
Total expenses (c)	0.50%	0.54%	0.85%	1.56%	3.13%
Net expenses (c)	0.28%	0.09%	0.04%	0.06%	0.06%
Net investment income (loss)	0.33%	4.41%	2.42%	2.55%	1.31%
Portfolio turnover rate	13%	25%	29%	38%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 14.69	$ 12.53	$ 10.28	$ 11.91	$ 10.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.27	0.39	0.34	0.33
Net realized and unrealized gain (loss)	1.68	2.19	2.27	(1.31)	1.84
Total from investment operations	2.11	2.46	2.66	(0.97)	2.17
Distributions to shareholders from:
Net investment income	(0.33)	(0.22)	(0.28)	(0.24)	(0.23)
Net realized gains	(0.36)	(0.08)	(0.13)	(0.42)	(0.11)
Total distributions	(0.69)	(0.30)	(0.41)	(0.66)	(0.34)
Net asset value, end of period	$ 16.11	$ 14.69	$ 12.53	$ 10.28	$ 11.91
Total return (b)	14.34%	19.63%	25.87%	(8.13)%	21.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$314,182	$137,392	$74,373	$25,829	$12,141
Ratios to Average Net Assets:
Total expenses (c)	0.28%	0.49%	0.84%	1.56%	3.07%
Net expenses (c)	0.05%	0.04%	0.04%	0.06%	0.07%
Net investment income (loss)	2.68%	2.12%	3.33%	2.87%	2.94%
Portfolio turnover rate	13%	25%	29%	38%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
98

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STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.19
Net realized and unrealized gain (loss)	1.62	4.13
Total from investment operations	1.93	4.32
Distributions to shareholders from:
Net investment income	(0.26)	(0.23)
Net realized gains	(0.14)	(0.40)
Total distributions	(0.40)	(0.63)
Net asset value, end of period	$15.22	$13.69
Total return (b)	14.09%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 178	$ 137
Ratios to Average Net Assets:
Total expenses (c)	1.45%	12.01%(d)
Net expenses (c)	0.25%	0.22%(d)
Net investment income (loss)	2.05%	2.08%(d)
Portfolio turnover rate	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	0.45
Net realized and unrealized gain (loss)	1.36	3.88
Total from investment operations	1.97	4.33
Distributions to shareholders from:
Net investment income	(0.29)	(0.24)
Net realized gains	(0.14)	(0.40)
Total distributions	(0.43)	(0.64)
Net asset value, end of period	$ 15.23	$13.69
Total return (b)	14.39%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,241	$3,557
Ratios to Average Net Assets:
Total expenses (c)	1.25%	11.81%(d)
Net expenses (c)	0.05%	0.02%(d)
Net investment income (loss)	4.06%	4.70%(d)
Portfolio turnover rate	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2020 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2025 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2030 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2035 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2040 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2045 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2050 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2055 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2060 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2065 Fund	Class I Class K	March 30, 2020 March 30, 2020	Diversified
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
101

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in each Fund’s respective Schedule of Investments.
102

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2022, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non- recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2022 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2021, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2021, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$292,528,805	$199,807,503
State Street Target Retirement 2020 Fund	314,708,585	250,503,014
State Street Target Retirement 2025 Fund	699,531,793	360,243,750
State Street Target Retirement 2030 Fund	870,891,172	389,078,718
State Street Target Retirement 2035 Fund	762,007,047	297,520,163
State Street Target Retirement 2040 Fund	696,819,623	275,389,434
State Street Target Retirement 2045 Fund	622,747,232	191,821,847
State Street Target Retirement 2050 Fund	467,712,918	135,985,083
State Street Target Retirement 2055 Fund	339,241,967	73,411,726
State Street Target Retirement 2060 Fund	185,738,601	29,364,082
State Street Target Retirement 2065 Fund	43,155,597	4,004,243
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). State Street Target Retirement 2065 Fund intends to qualify as regulated investment company under Subchapter M of the Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
104

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, Non-REIT return of capital basis adjustments and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 15,344,114	$25,669,183	$ 41,013,297
State Street Target Retirement 2020 Fund	23,425,889	41,823,465	65,249,354
State Street Target Retirement 2025 Fund	39,229,934	68,738,306	107,968,240
State Street Target Retirement 2030 Fund	41,267,313	81,693,699	122,961,012
State Street Target Retirement 2035 Fund	35,054,508	63,481,223	98,535,731
State Street Target Retirement 2040 Fund	30,970,761	59,849,984	90,820,745
State Street Target Retirement 2045 Fund	26,556,265	41,271,378	67,827,643
State Street Target Retirement 2050 Fund	19,592,318	29,230,259	48,822,577
State Street Target Retirement 2055 Fund	12,277,670	15,772,230	28,049,900
State Street Target Retirement 2060 Fund	7,035,864	5,715,334	12,751,198
State Street Target Retirement 2065 Fund	1,083,191	82,079	1,165,270
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 7,750,309	$ 442,457	$ 8,192,766
State Street Target Retirement 2020 Fund	16,334,210	16,834,832	33,169,042
State Street Target Retirement 2025 Fund	24,848,790	33,338,085	58,186,875
State Street Target Retirement 2030 Fund	24,953,049	42,551,633	67,504,682
State Street Target Retirement 2035 Fund	20,533,229	34,376,327	54,909,556
State Street Target Retirement 2040 Fund	17,075,444	32,827,018	49,902,462
State Street Target Retirement 2045 Fund	12,921,471	20,970,630	33,892,101
State Street Target Retirement 2050 Fund	9,006,515	15,237,616	24,244,131
State Street Target Retirement 2055 Fund	4,994,927	4,795,955	9,790,882
State Street Target Retirement 2060 Fund	2,395,233	398,508	2,793,741
State Street Target Retirement 2065 Fund	164,097	—	164,097
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Target Retirement Fund	$ 60,515	$(2,712,387)	$ 7,872,984	$ 52,475,928	$ 57,697,040
State Street Target Retirement 2020 Fund	84,149	—	18,925,584	103,286,442	122,296,175
State Street Target Retirement 2025 Fund	207,535	—	34,670,096	189,254,473	224,132,104
State Street Target Retirement 2030 Fund	382,753	—	43,649,660	252,467,056	296,499,469
State Street Target Retirement 2035 Fund	387,533	—	44,647,466	246,389,362	291,424,361
State Street Target Retirement 2040 Fund	413,825	—	44,381,020	235,635,405	280,430,250
State Street Target Retirement 2045 Fund	264,778	—	40,191,236	199,323,352	239,779,366
State Street Target Retirement 2050 Fund	219,445	—	29,842,660	139,286,512	169,348,617
State Street Target Retirement 2055 Fund	111,479	—	19,681,053	72,963,921	92,756,453
State Street Target Retirement 2060 Fund	8,195	—	9,165,500	29,479,622	38,653,317
State Street Target Retirement 2065 Fund	72,609	—	1,020,383	128,257	1,221,249
105

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

As of December 31, 2021, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Target Retirement Fund	$117,529	$2,594,858
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 585,683,957	$ 53,166,209	$ 690,281	$ 52,475,928
State Street Target Retirement 2020 Fund	892,458,788	103,329,044	42,602	103,286,442
State Street Target Retirement 2025 Fund	1,580,181,955	190,489,374	1,234,901	189,254,473
State Street Target Retirement 2030 Fund	1,795,684,210	256,736,636	4,269,580	252,467,056
State Street Target Retirement 2035 Fund	1,606,593,746	249,431,322	3,041,960	246,389,362
State Street Target Retirement 2040 Fund	1,442,774,146	237,582,885	1,947,480	235,635,405
State Street Target Retirement 2045 Fund	1,212,580,360	200,823,745	1,500,393	199,323,352
State Street Target Retirement 2050 Fund	880,175,954	139,899,292	612,780	139,286,512
State Street Target Retirement 2055 Fund	571,524,011	73,243,540	279,619	72,963,921
State Street Target Retirement 2060 Fund	283,935,704	29,814,385	334,763	29,479,622
State Street Target Retirement 2065 Fund	43,655,674	1,038,728	910,471	128,257
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of December 31, 2021.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Target Retirement Fund	$ 4,666,446	$ 4,371,675	$ 396,875	$ 4,768,550
State Street Target Retirement 2020 Fund	12,291,965	12,559,763	50,025	12,609,788
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Target Retirement 2025 Fund	$41,415,864	$39,569,936	$2,730,200	$42,300,136
State Street Target Retirement 2030 Fund	4,210,860	4,301,775	—	4,301,775
State Street Target Retirement 2035 Fund	3,580,516	3,652,721	—	3,652,721
State Street Target Retirement 2040 Fund	16,291,290	16,622,575	—	16,622,575
State Street Target Retirement 2045 Fund	15,465,950	15,777,902	—	15,777,902
State Street Target Retirement 2050 Fund	9,924,443	10,141,201	—	10,141,201
State Street Target Retirement 2055 Fund	8,320,981	8,502,719	—	8,502,719
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$ 4,371,675	$—	$—	$—	$ 4,371,675	$ 4,371,675
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	12,559,763	—	—	—	12,559,763	12,559,763
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	39,569,936	—	—	—	39,569,936	39,569,936
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	4,301,775	—	—	—	4,301,775	4,301,775
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	3,652,721	—	—	—	3,652,721	3,652,721
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	16,622,575	—	—	—	16,622,575	16,622,575
State Street Target Retirement 2045 Fund	Mutual Funds and Exchange Traded Products	15,777,902	—	—	—	15,777,902	15,777,902
State Street Target Retirement 2050 Fund	Mutual Funds and Exchange Traded Products	10,141,201	—	—	—	10,141,201	10,141,201
State Street Target Retirement 2055 Fund	Mutual Funds and Exchange Traded Products	8,502,719	—	—	—	8,502,719	8,502,719
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
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December 31, 2021

Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
9.    Reorganization
On March 27, 2020, State Street Target Retirement Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Target Retirement 2015 Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Recieved from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Class I	6,733	6,596	$ 66,884	$ 85,168	$ 152,052
Class K	12,046,939	11,815,879	119,576,117	280,140,772	399,716,889
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund and the Board of Trustees of State Street Institutional Investment Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund (collectively referred to as the “Funds”) (eleven of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the series constituting State Street Institutional Investment Trust) at December 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting State Street Institutional Investment Trust	Statement of operations	Statements of changes in net assets	Financial highlights
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
State Street Target Retirement 2065 Fund	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from March 30, 2020 (commencement of operations) through December 31, 2020	For the year ended December 31, 2021 and the period from March 30, 2020 (commencement of operations) to December 31, 2020
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
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OTHER INFORMATION
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Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	0.83%	$1,019.40	$ 4.22	$1,021.00	$ 4.23
Class K	(0.02)	1,028.50	(0.10)	1,025.30	(0.10)
State Street Target Retirement 2020 Fund
Class I	0.75	1,025.80	3.83	1,021.40	3.82
Class K	(0.02)	1,032.20	(0.10)	1,025.30	(0.10)
State Street Target Retirement 2025 Fund
Class I	0.75	1,027.90	3.83	1,021.40	3.82
Class K	0.00(c)	1,034.60	0.00(d)	1,025.20	0.00(d)
State Street Target Retirement 2030 Fund
Class I	0.67	1,029.40	3.43	1,021.80	3.41
Class K	0.03	1,034.50	0.15	1,025.10	0.15
State Street Target Retirement 2035 Fund
Class I	0.80	1,028.10	4.09	1,021.20	4.08
Class K	0.05	1,034.40	0.26	1,025.00	0.26
State Street Target Retirement 2040 Fund
Class I	1.02	1,023.40	5.20	1,020.10	5.19
Class K	0.06	1,035.60	0.31	1,024.90	0.31
State Street Target Retirement 2045 Fund
Class I	0.80	1,029.20	4.09	1,021.20	4.08
Class K	0.06	1,035.40	0.31	1,024.90	0.31
State Street Target Retirement 2050 Fund
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		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
Class I	1.00%	$1,025.00	$ 5.10	$1,020.20	$ 5.09
Class K	0.05	1,035.80	0.26	1,025.00	0.26
State Street Target Retirement 2055 Fund
Class I	0.93	1,027.20	4.75	1,020.50	4.74
Class K	0.05	1,035.30	0.26	1,025.00	0.26
State Street Target Retirement 2060 Fund
Class I	0.63	1,030.80	3.22	1,022.00	3.21
Class K	0.05	1,035.60	0.26	1,025.00	0.26
State Street Target Retirement 2065 Fund
Class I	0.26	1,033.70	1.33	1,023.90	1.33
Class K	0.05	1,035.10	0.26	1,025.00	0.26
(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
(c)	Amount is less than 0.005%.
(d)	Amount is less than $0.005 per share.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended December 31, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2021 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long-term capital gains dividends were paid from the following Funds during the fiscal year ended December 31, 2021:
Amount
State Street Target Retirement Fund	$25,669,183
State Street Target Retirement 2020 Fund	41,823,465
State Street Target Retirement 2025 Fund	68,738,306
State Street Target Retirement 2030 Fund	81,693,699
State Street Target Retirement 2035 Fund	63,481,223
State Street Target Retirement 2040 Fund	59,849,984
State Street Target Retirement 2045 Fund	41,271,378
State Street Target Retirement 2050 Fund	29,230,259
State Street Target Retirement 2055 Fund	15,772,230
State Street Target Retirement 2060 Fund	5,715,334
State Street Target Retirement 2065 Fund	82,079
Foreign Tax Credit
The Funds have made an election under the Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2021, the total amount of foreign taxes that will be passed through are:
Amount
State Street Target Retirement Fund	$126,834
State Street Target Retirement 2020 Fund	250,995
State Street Target Retirement 2025 Fund	625,268
State Street Target Retirement 2030 Fund	969,800
State Street Target Retirement 2035 Fund	994,698
State Street Target Retirement 2040 Fund	977,075
State Street Target Retirement 2045 Fund	866,153
State Street Target Retirement 2050 Fund	653,578
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Amount
State Street Target Retirement 2055 Fund	$408,976
State Street Target Retirement 2060 Fund	201,057
State Street Target Retirement 2065 Fund	26,144
The amount of foreign source income earned on the following Funds during the year ended December 31, 2021 was as follows:
Amount
State Street Target Retirement Fund	$ 1,757,260
State Street Target Retirement 2020 Fund	3,477,484
State Street Target Retirement 2025 Fund	8,662,967
State Street Target Retirement 2030 Fund	13,436,393
State Street Target Retirement 2035 Fund	13,781,360
State Street Target Retirement 2040 Fund	13,537,200
State Street Target Retirement 2045 Fund	12,000,392
State Street Target Retirement 2050 Fund	9,055,200
State Street Target Retirement 2055 Fund	5,666,287
State Street Target Retirement 2060 Fund	2,785,613
State Street Target Retirement 2065 Fund	362,218
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
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The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
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December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITTRAR

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street China Equity Select Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET CHINA EQUITY SELECT FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street China Equity Select Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI China Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund’s Class K was –19.03%, and the Index was –21.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Stock selection in communication services and consumer discretionary sectors, and the Fund’s sector positioning overall were primary drivers of Fund performance during the Reporting Period relative to the Index.
The Fund had strong stock selection in communication services, most notably long-time holding Netease, an online gaming company that outperformed significantly during the Reporting Period. The Fund also benefitted from avoiding many lower quality names in the space within entertainment and telecom that fell significantly. Similarly, the Fund outperformed in consumer discretionary on names both held and not held. Among Fund holdings, sports apparel maker ANTA Sports was down modestly during the Reporting Period, but this was significantly ahead of the consumer discretionary sector broadly, which fell by more than 35%. The Fund avoided many of the worst performing names in the sector, which helped to protect some downside.
Overall, the Fund significantly outperformed the Index within sectors, but this was partially offset by the Fund’s sector allocation. For example, the top performing sectors in the Index in the Reporting Period were energy, utilities, industrials, and materials, where the Fund has very little exposure. Conversely, consumer discretionary and communication services, where the Fund is most overweight, were particularly weak.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were China Merchants Bank, Xpeng, and Netease. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alibaba, Tencent, and TAL Education.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street China Equity Select Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street China Equity Select Fund Class K	(19.03%)	15.07%
MSCI China Index (1)	(21.72%)	7.16%
*	Inception date is May 29, 2019.
(1)	The MSCI China Index captures large and mid-cap representation across China H shares, B shares, Red chips, P chips and foreign listings (e.g. ADRs). The index covers about 85% of this China equity universe. Currently, the index also includes Large Cap A shares represented at 5% of their free float adjusted market capitalization.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street China Equity Select Fund
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2021

% of Net Assets
Common Stocks	98.0%
Short-Term Investment	1.5
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2021

Description	% of Net Assets
Consumer Discretionary	35.1%
Communication Services	20.9
Financials	17.7
Health Care	8.2
Information Technology	8.1
TOTAL	90.0%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
COMMON STOCKS — 98.0%
AUTOMOBILES — 6.3%
BYD Co., Ltd. Class H	1,000	$ 34,196
Great Wall Motor Co., Ltd. Class H	18,500	63,594
NIO, Inc. ADR (a)	3,800	120,384
XPeng, Inc. ADR (a)	2,800	140,924
		359,098
BANKS — 9.9%
China Construction Bank Corp. Class H	391,000	270,821
China Merchants Bank Co., Ltd. Class A	18,000	137,879
China Merchants Bank Co., Ltd. Class H	20,600	159,990
		568,690
BEVERAGES — 5.4%
Kweichow Moutai Co., Ltd. Class A	500	161,188
Wuliangye Yibin Co., Ltd. Class A	4,200	147,061
		308,249
BIOTECHNOLOGY — 0.9%
BeiGene, Ltd. ADR (a)	190	51,477
CAPITAL MARKETS — 2.4%
Hong Kong Exchanges & Clearing, Ltd.	2,400	140,190
ELECTRICAL EQUIPMENT — 1.0%
Contemporary Amperex Technology Co., Ltd. Class A	600	55,480
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Maxscend Microelectronics Co., Ltd. Class A	2,360	121,284
ENTERTAINMENT — 3.8%
NetEase, Inc. ADR	1,400	142,492
NetEase, Inc.	3,700	74,747
		217,239
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Angelalign Technology, Inc. (a) (b)	1,000	31,990
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,000	119,766
		151,756
HOUSEHOLD DURABLES — 3.1%
Midea Group Co., Ltd. Class A	15,100	175,267
HOUSEHOLD PRODUCTS — 0.9%
Blue Moon Group Holdings, Ltd. (b)	56,400	53,533
INSURANCE — 5.3%
AIA Group, Ltd.	10,800	108,882
Ping An Insurance Group Co. of China, Ltd. Class H	27,100	195,178
		304,060
INTERACTIVE MEDIA & SERVICES — 17.1%
Baidu, Inc. ADR (a)	650	96,713
Security Description	Shares	Value
Tencent Holdings, Ltd.	15,100	$ 884,738
		981,451
INTERNET & DIRECT MARKETING RETAIL — 18.9%
Alibaba Group Holding, Ltd. ADR (a)	450	53,456
Alibaba Group Holding, Ltd. (a)	25,700	391,946
JD.com, Inc. ADR (a)	5,677	397,787
Meituan Class B (a) (b)	8,200	237,072
		1,080,261
LIFE SCIENCES TOOLS & SERVICES — 4.7%
Pharmaron Beijing Co., Ltd. Class H (b)	3,200	49,377
WuXi AppTec Co., Ltd. Class H (b)	3,152	54,580
Wuxi Biologics Cayman, Inc. (a) (b)	14,000	166,194
		270,151
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Longfor Group Holdings, Ltd. (b)	9,000	42,366
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Gigadevice Semiconductor Beijing, Inc. Class A	1,900	52,542
SG Micro Corp. Class A	1,400	68,029
Sino Wealth Electronic, Ltd. Class A (a)	10,300	109,980
		230,551
SOFTWARE — 1.9%
Venustech Group, Inc. Class A	24,600	110,368
TEXTILES, APPAREL & LUXURY GOODS — 6.9%
ANTA Sports Products, Ltd.	11,000	164,937
Li Ning Co., Ltd.	13,000	142,317
Shenzhou International Group Holdings, Ltd.	4,600	88,444
		395,698
TOTAL COMMON STOCKS (Cost $4,868,072)		5,617,169
SHORT-TERM INVESTMENT — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $87,409)	87,409	87,409
TOTAL INVESTMENTS — 99.5% (Cost $4,955,481)		5,704,578
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		25,835
NET ASSETS — 100.0%		$ 5,730,413

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.1% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,617,169	$—	$—	$5,617,169
Short-Term Investment	87,409	—	—	87,409
TOTAL INVESTMENTS	$5,704,578	$—	$—	$5,704,578

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$2,086,476	$1,999,067	$—	$—	87,409	$87,409	$73
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value	$5,617,169
Investments in affiliated issuers, at value	87,409
Total Investments	5,704,578
Foreign currency, at value	86,068
Dividends receivable — unaffiliated issuers	665
Dividends receivable — affiliated issuers	6
Prepaid expenses and other assets	14
TOTAL ASSETS	5,791,331
LIABILITIES
Advisory fee payable	8,083
Custodian fees payable	6,660
Administration fees payable	278
Transfer agent fees payable	40
Registration and filing fees payable	99
Professional fees payable	32,695
Printing and postage fees payable	13,061
Accrued expenses and other liabilities	2
TOTAL LIABILITIES	60,918
NET ASSETS	$5,730,413
NET ASSETS CONSIST OF:
Paid-in Capital	$5,008,192
Total distributable earnings (loss)	722,221
NET ASSETS	$5,730,413
Class K
Net Assets	$5,730,413
Shares Outstanding	500,603
Net asset value, offering and redemption price per share	$ 11.45
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,868,072
Investments in affiliated issuers	87,409
Total cost of investments	$4,955,481
Foreign currency, at cost	$ 85,702
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividend income — unaffiliated issuers	69,441
Dividend income — affiliated issuers	73
Foreign taxes withheld	(4,896)
TOTAL INVESTMENT INCOME (LOSS)	64,618
EXPENSES
Advisory fee	70,524
Administration fees	3,918
Custodian fees	38,070
Trustees’ fees and expenses	21,061
Transfer agent fees	702
Registration and filing fees	2,471
Professional fees and expenses	36,217
Insurance expense	26
Miscellaneous expenses	434
TOTAL EXPENSES	173,423
Expenses waived/reimbursed by the Adviser	(102,898)
NET EXPENSES	70,525
NET INVESTMENT INCOME (LOSS)	$ (5,907)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	511,430
Foreign currency transactions	3,072
Net realized gain (loss)	514,502
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,048,350)
Foreign currency translations	(610)
Net change in unrealized appreciation/depreciation	(2,048,960)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,534,458)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,540,365)
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (5,907)	$ 12,503
Net realized gain (loss)	514,502	989,674
Net change in unrealized appreciation/depreciation	(2,048,960)	1,901,451
Net increase (decrease) in net assets resulting from operations	(1,540,365)	2,903,628
Distributions to shareholders	(771,268)	(765,600)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,647	—
Reinvestment of distributions	818	—
Net increase (decrease) in net assets from beneficial interest transactions	8,465	—
Net increase (decrease) in net assets during the period	(2,303,168)	2,138,028
Net assets at beginning of period	8,033,581	5,895,553
NET ASSETS AT END OF PERIOD	$ 5,730,413	$8,033,581
SHARES OF BENEFICIAL INTEREST:
Shares sold	531	—
Reinvestment of distributions	72	—
Net increase (decrease) from share transactions	603	—
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 5/30/19*- 12/31/19
Net asset value, beginning of period	$ 16.07	$ 11.79	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.03	0.09
Net realized and unrealized gain (loss)	(3.07)	5.78	1.78
Total from investment operations	(3.08)	5.81	1.87
Distributions to shareholders from:
Net investment income	(0.01)	(0.04)	(0.08)
Net realized gains	(1.53)	(1.49)	—
Total distributions	(1.54)	(1.53)	(0.08)
Net asset value, end of period	$ 11.45	$16.07	$ 11.79
Total return (b)	(19.03)%	49.76%	18.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 5,730	$8,034	$5,896
Ratios to average net assets:
Total expenses	2.21%	3.13%	5.35%(c)
Net expenses	0.90%	0.90%	0.90%(c)
Net investment income (loss)	(0.08)%	0.18%	1.32%(c)
Portfolio turnover rate	33%	53%	18%(d)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street China Equity Select Fund	Class K	May 30, 2019	Non-Diversified
The Fund was formed on May 29, 2019 and commenced operations on May 30, 2019.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.90% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2022, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes and extraordinary expenses) exceed 0.90% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with the approval of the Board. For the period ended December 31, 2021, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $102,898.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street China Equity Select Fund	1	99.91%
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2021, were as follows:
	Purchases	Sales
State Street China Equity Select Fund	$2,475,279	$3,221,655
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies and wash sale loss deferrals.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street China Equity Select Fund	$230,526	$540,742	$771,268
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street China Equity Select Fund	$ 450,050	$ 315,550	$ 765,600
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street China Equity Select Fund	$—	$—	$—	$747,913	$(25,692)	$722,221
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street China Equity Select Fund	$4,957,032	$1,161,978	$414,065	$747,913
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
Special Risk Considerations of Investing in China
Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets or U.S. or foreign government interventions or restrictions that could preclude the Fund from making certain investments or result in the Fund selling investments at disadvantageous times), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, and custody risks associated with programs used to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events.
8.    Subsequent Events
The Board has approved a Plan of Liquidation and Termination of Series (the “Plan”) with respect to the Fund, pursuant to which the Fund is expected to be liquidated and terminated on or about April 14, 2022, (the “Liquidation Date”). The Plan authorizes the Fund and its investment adviser, SSGA FM, to engage in such transactions as may be appropriate for the Fund’s liquidation and dissolution, including, without limitation, the sale of Fund assets and payment of, and provision for, Fund liabilities in anticipation of the liquidation. Accordingly, during the period between the effective date of the Plan (March 1, 2022) and the Liquidation Date (the “Liquidation Period”), the Fund will engage in business and activities solely for the purposes of winding down its business and affairs and making a distribution of its assets to shareholders, and it is possible the Fund will not pursue or achieve its investment objective. Furthermore, it is anticipated that during all, or a portion of, the Liquidation Period the Fund’s assets will be held exclusively in cash and/or cash equivalents.
15

STATE STREET CHINA EQUITY SELECT FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street China Equity Select Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street China Equity Select Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from May 30, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from May 30, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street China Equity Select Fund	0.90%	$770.80	$4.02	$1,020.70	$4.58
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2021, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long-term capital gains dividends were paid from the Fund during the fiscal year ended December 31, 2021:
Amount
State Street China Equity Select Fund	$540,742
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Fund voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITCHINAAR

Annual Report
December 31, 2021
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Hedged International Developed Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index, hedged to the U.S. dollar, over the long term. The Fund’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (the “Index”). The Fund currently intends to gain all of its investment exposure to, and track the performance of, the Index constituents by investing in the State Street International Developed Equity Index Portfolio (the “Portfolio”) and employ its currency hedging strategy by directly entering into currency hedging transactions.
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was 19.31%, and the Index was 19.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Fund and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The fund had positive performance in the Reporting Period. The first quarter of the Reporting Period had positive performance on the back of strong manufacturing data, accommodative monetary policy, the strong U.S. Dollar and progress in the roll out of vaccines against the COVID-19 virus. Performance in the second quarter of the Reporting Period was also positive as a result of ongoing vaccine distribution and the lifting of mobility restrictions and increased economic activity and despite inflation concerns and the weak U.S. Dollar. The third quarter of the Reporting Period had positive performance as a result of the strong U.S. Dollar and despite the slowing pace of reopening global economies, the emergence of additional variants of the virus and continued supply-chain bottlenecks. Performance in the fourth quarter of the Reporting Period was positive despite the emergence of the Omicron variant of the virus due to data that suggested the new variant had a lower risk of severe symptoms. Additionally, strong consumer confidence, the U.S. Dollar and retail sales helped boost performance.
The Fund used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Fund’s use of Index futures helped the Fund track the Index. The Fund used forward currency contracts to gain currency exposure. The Fund’s use of forward currency contracts helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Novo Nordisk A/S Class B, Nestle S.A. and ASML Holding NV. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were SoftBank Group Corp., AIA Group Limited, and M3, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

State Street Hedged International Developed Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street Hedged International Developed Equity Index Fund Class K	19.31%	10.10%	7.02%
MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (1)	19.43%	10.17%	7.32%
*	Inception date is May 29, 2015.
(1)	The MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI EAFE Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 21 developed markets countries and its local performance is calculated in 13 different currencies, including the Euro.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2021

% of Net Assets
Mutual Funds and Exchange Traded Products	96.3%
Short-Term Investment	4.0
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.3%
UNITED STATES — 96.3%
State Street International Developed Equity Portfolio, (a) (Cost: $3,285,303,538)		$ 4,346,544,021
SHORT-TERM INVESTMENT — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b)(c) (Cost $181,014,890)	180,990,689	181,008,788
TOTAL INVESTMENTS — 100.3% (Cost $3,466,318,428)		4,527,552,809
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(15,490,946)
NET ASSETS — 100.0%		$ 4,512,061,863

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.

At December 31, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD 2,619,642	AUD 3,615,000	01/05/2022	$ 8,644
Bank of America, N.A.	SEK 4,333,000	USD 479,920	01/05/2022	1,335
Bank of America, N.A.	AUD 942,000	USD 676,697	01/05/2022	(8,184)
Bank of America, N.A.	EUR 3,442,000	USD 3,880,160	01/05/2022	(34,157)
Bank of America, N.A.	AUD 1,134,000	USD 809,888	01/05/2022	(14,587)
Bank of Montreal	USD 308,610,223	AUD 424,469,050	01/05/2022	50
Bank of Montreal	USD 454,497,290	CHF 414,101,571	01/05/2022	(3,421)
Bank of Montreal	USD 118,915,369	DKK 777,700,566	01/05/2022	(3,010)
Bank of Montreal	USD 121,196,213	HKD 944,882,035	01/05/2022	144
Bank of Montreal	USD 19,073,119	ILS 59,363,174	01/05/2022	33
Bank of Montreal	USD 30,352,401	NOK 267,660,520	01/05/2022	(137)
Bank of Montreal	USD 9,555,399	NZD 13,954,581	01/05/2022	(1,393)
Bank of Montreal	USD 173,101,553	SEK 1,567,209,531	01/05/2022	(1,437)
Bank of Montreal	USD 47,746,393	SGD 64,369,299	01/05/2022	(268)
Bank of Montreal	JPY 59,535,273,805	USD 524,721,545	01/05/2022	7,720,340
Bank of Montreal	NZD 13,954,581	USD 9,551,771	02/02/2022	874
Bank of Montreal	AUD 424,469,050	USD 308,629,324	02/02/2022	(6,433)
Bank of Montreal	CHF 414,101,571	USD 454,811,773	02/02/2022	(9,491)
Bank of Montreal	ILS 59,363,174	USD 19,072,506	02/02/2022	(2,879)
Bank of Montreal	NOK 267,660,520	USD 30,335,991	02/02/2022	(906)
Bank of Montreal	DKK 777,700,566	USD 118,969,943	02/02/2022	(13,107)
Bank of Montreal	SEK 1,567,209,531	USD 173,127,368	02/02/2022	(11,208)
Bank of Montreal	HKD 944,882,035	USD 121,201,343	02/04/2022	(1,710)
Bank of Montreal	SGD 64,369,299	USD 47,736,301	02/04/2022	(673)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD 4,334,488	CHF 3,976,000	01/05/2022	$ 29,339
Barclays Capital PLC	USD 3,859,956	CHF 3,532,000	01/05/2022	16,562
Barclays Capital PLC	USD 1,146,391	DKK 7,525,000	01/05/2022	4,200
Barclays Capital PLC	USD 5,466,743	GBP 4,054,000	01/05/2022	24,198
Barclays Capital PLC	USD 7,502,810	JPY 858,491,000	01/05/2022	(47,719)
Barclays Capital PLC	USD 9,718,595	JPY 1,116,272,000	01/05/2022	(24,947)
Barclays Capital PLC	USD 8,624,244	JPY 991,513,000	01/05/2022	(13,997)
BNP Paribas S.A.	DKK 16,432,000	USD 2,489,887	01/05/2022	(22,607)
BNP Paribas S.A.	SEK 120,812,000	USD 13,334,630	01/05/2022	(9,196)
BNP Paribas S.A.	NOK 14,880,000	USD 1,632,829	01/05/2022	(54,538)
BNP Paribas S.A.	JPY 258,573,000	USD 2,276,814	01/05/2022	31,379
Citibank N.A.	USD 504,714,965	JPY 58,120,451,805	01/05/2022	—
Citibank N.A.	JPY 58,120,451,805	USD 504,796,062	02/02/2022	(21,493)
Citibank N.A.	CHF 23,474,000	USD 25,780,731	02/02/2022	(1,529)
Goldman Sachs Bank USA	EUR 2,861,000	USD 3,241,055	01/05/2022	(12,537)
HSBC Bank USA	USD 1,172,136	HKD 9,143,000	01/05/2022	602
HSBC Bank USA	USD 504,714,965	JPY 58,120,451,805	01/05/2022	—
HSBC Bank USA	NZD 15,334,581	USD 10,403,746	01/05/2022	(95,077)
HSBC Bank USA	HKD 982,112,035	USD 125,977,534	01/05/2022	5,829
HSBC Bank USA	CHF 408,130,571	USD 441,704,533	01/05/2022	(6,235,914)
HSBC Bank USA	SEK 1,477,941,531	USD 163,118,302	01/05/2022	(122,060)
HSBC Bank USA	NOK 252,780,520	USD 27,739,062	01/05/2022	(925,835)
HSBC Bank USA	DKK 781,264,566	USD 118,399,431	01/05/2022	(1,057,872)
HSBC Bank USA	ILS 54,087,174	USD 17,187,173	01/05/2022	(190,821)
HSBC Bank USA	SGD 64,369,299	USD 46,938,465	01/05/2022	(807,659)
HSBC Bank USA	AUD 432,039,050	USD 306,481,157	01/05/2022	(7,632,885)
HSBC Bank USA	CHF 921,000	USD 1,001,460	01/05/2022	(9,376)
HSBC Bank USA	JPY 58,120,451,805	USD 504,797,377	02/02/2022	(20,177)
JP Morgan Chase Bank, N.A.	USD 2,267,821	AUD 3,130,000	01/05/2022	7,846
JP Morgan Chase Bank, N.A.	USD 2,944,712	AUD 4,070,000	01/05/2022	14,382
JP Morgan Chase Bank, N.A.	USD 1,019,422	DKK 6,684,000	01/05/2022	2,578
JP Morgan Chase Bank, N.A.	USD 13,997,095	EUR 12,352,000	01/05/2022	49,870
JP Morgan Chase Bank, N.A.	USD 1,276,857	SEK 11,600,000	01/05/2022	4,376
JP Morgan Chase Bank, N.A.	USD 1,482,173	SEK 13,397,000	01/05/2022	(2,458)
JP Morgan Chase Bank, N.A.	SEK 4,203,000	USD 459,968	01/05/2022	(4,259)
JP Morgan Chase Bank, N.A.	GBP 1,271,000	USD 1,684,151	01/05/2022	(37,355)
JP Morgan Chase Bank, N.A.	DKK 25,467,000	USD 3,895,796	02/02/2022	(487)
JP Morgan Chase Bank, N.A.	SEK 71,720,000	USD 7,922,405	02/02/2022	(913)
JP Morgan Chase Bank, N.A.	ILS 2,436,000	USD 782,781	02/02/2022	12
Morgan Stanley Bank, N.A.	USD 3,331,609	CHF 3,058,000	01/05/2022	24,674
Morgan Stanley Bank, N.A.	USD 4,708,075	GBP 3,510,000	01/05/2022	46,045
Morgan Stanley Bank, N.A.	USD 6,132,860	GBP 4,564,000	01/05/2022	48,850
Morgan Stanley Bank, N.A.	USD 901,606	HKD 7,032,000	01/05/2022	361
Morgan Stanley Bank, N.A.	GBP 240,335,273	USD 318,207,506	01/05/2022	(7,314,631)
Morgan Stanley Bank, N.A.	EUR 649,959,657	USD 732,624,776	01/05/2022	(6,523,565)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	USD 1,659,102	HKD 12,934,000	01/05/2022	$ (107)
Royal Bank of Canada	USD 6,643,208	JPY 753,734,000	01/05/2022	(97,822)
Royal Bank of Canada	USD 936,327	NZD 1,380,000	01/05/2022	8,490
Royal Bank of Canada	CHF 13,366,000	USD 14,465,431	01/05/2022	(204,316)
Royal Bank of Canada	ILS 5,276,000	USD 1,676,578	01/05/2022	(18,580)
Royal Bank of Canada	EUR 3,549,000	USD 4,017,823	01/05/2022	(18,178)
Standard Chartered Bank	GBP 1,311,000	USD 1,744,864	01/05/2022	(30,820)
Standard Chartered Bank	GBP 1,057,000	USD 1,408,500	01/05/2022	(23,154)
Standard Chartered Bank	CHF 1,108,000	USD 1,198,324	01/05/2022	(17,753)
Toronto Dominion Bank	USD 10,765,600	EUR 9,499,000	01/05/2022	36,871
Toronto Dominion Bank	USD 12,443,665	EUR 10,971,000	01/05/2022	32,796
Toronto Dominion Bank	USD 731,381,763	EUR 643,130,157	01/05/2022	(79)
Toronto Dominion Bank	USD 321,875,254	GBP 237,642,773	01/05/2022	27
Toronto Dominion Bank	GBP 240,335,274	USD 318,221,928	01/05/2022	(7,300,211)
Toronto Dominion Bank	EUR 649,959,657	USD 732,641,675	01/05/2022	(6,506,666)
Toronto Dominion Bank	EUR 46,650,000	USD 53,080,189	02/02/2022	(799)
Toronto Dominion Bank	GBP 19,665,000	USD 26,634,040	02/02/2022	368
Toronto Dominion Bank	EUR 643,130,157	USD 731,760,567	02/02/2022	(29,027)
Toronto Dominion Bank	GBP 237,642,773	USD 321,852,440	02/02/2022	(3,637)
UBS AG	USD 881,812	DKK 5,787,000	01/05/2022	3,035
UBS AG	USD 1,041,585	HKD 8,121,000	01/05/2022	64
UBS AG	USD 1,657,839	SEK 15,083,000	01/05/2022	8,096
UBS AG	AUD 1,169,000	USD 829,895	01/05/2022	(20,026)
UBS AG	JPY 320,729,000	USD 2,836,500	01/05/2022	51,306
UBS AG	CHF 1,142,000	USD 1,243,012	01/05/2022	(10,381)
UBS AG	JPY 311,064,000	USD 2,724,683	01/05/2022	23,420
Westpac Banking Corp.	USD 731,384,336	EUR 643,130,157	01/05/2022	(2,652)
Westpac Banking Corp.	USD 321,875,255	GBP 237,642,774	01/05/2022	27
Westpac Banking Corp.	JPY 59,535,273,805	USD 524,721,545	01/05/2022	7,720,340
Westpac Banking Corp.	EUR 9,311,000	USD 10,496,030	01/05/2022	(92,643)
Westpac Banking Corp.	GBP 3,104,000	USD 4,109,982	01/05/2022	(94,232)
Westpac Banking Corp.	EUR 643,130,157	USD 731,778,575	02/02/2022	(11,019)
Westpac Banking Corp.	GBP 237,642,774	USD 321,849,352	02/02/2022	(6,727)
Westpac Banking Corp.	AUD 14,457,000	USD 10,512,017	02/02/2022	186
Westpac Banking Corp.	JPY 2,689,991,000	USD 23,363,271	02/02/2022	(1,218)
Westpac Banking Corp.	USD 890,126	HKD 6,939,000	02/04/2022	(38)
Westpac Banking Corp.	USD 712,715	SGD 961,000	02/04/2022	(26)
Total				$(29,865,470)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

During the period December 31, 2021, average notional value related toforward foreign currency exchange contracts was $12,490,808,061.
At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,410	03/18/2022	$161,231,109	$163,686,900	$2,455,791

During the period ended December 31, 2021, average notional value related to futures contracts was $165,186,230.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$4,346,544,021	$ —	$—	$4,346,544,021
Short-Term Investment	181,008,788	—	—	181,008,788
TOTAL INVESTMENTS	$4,527,552,809	$ —	$—	$4,527,552,809
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	15,927,549	—	15,927,549
Futures Contracts	2,455,791	—	—	2,455,791
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 2,455,791	$ 15,927,549	$—	$ 18,383,340
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,530,008,600	$ 15,927,549	$—	$4,545,936,149
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	(45,793,019)	—	(45,793,019)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$(45,793,019)	$—	$ (45,793,019)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	115,888,798	$115,911,975	$577,148,833	$512,024,112	$(7,734)	$(20,174)	180,990,689	$181,008,788	$71,545
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment in corresponding affiliated Portfolio, at value	$4,346,544,021
Investment in affiliated issuers, at value	181,008,788
Total Investments	4,527,552,809
Foreign currency, at value	201
Net cash at broker	7,533,121
Receivable from broker — accumulated variation margin on futures contracts	2,459,820
Receivable for fund shares sold	5,222,448
Unrealized appreciation on forward foreign currency exchange contracts	15,927,549
Dividends receivable — affiliated issuers	7,482
Receivable from Adviser	442,934
Receivable for foreign taxes recoverable	103,230
Prepaid expenses and other assets	427,964
TOTAL ASSETS	4,559,677,558
LIABILITIES
Payable for fund shares repurchased	815,190
Unrealized depreciation on forward foreign currency exchange contracts	45,793,019
Advisory fee payable	535,707
Custodian fees payable	37,297
Administration fees payable	191,335
Transfer agent fees payable	5,509
Registration and filing fees payable	4,707
Professional fees payable	28,727
Printing and postage fees payable	32,222
Accrued expenses and other liabilities	171,982
TOTAL LIABILITIES	47,615,695
NET ASSETS	$4,512,061,863
NET ASSETS CONSIST OF:
Paid-in Capital	$3,530,591,532
Total distributable earnings (loss)	981,470,331
NET ASSETS	$4,512,061,863
Class K
Net Assets	$4,512,061,863
Shares Outstanding	37,120,518
Net asset value, offering and redemption price per share	$ 121.55
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$3,285,303,538
Investment in affiliated issuers	181,014,890
Total cost of investments	$3,466,318,428
Foreign currency, at cost	$ 203
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$122,095,299
Dividend income — affiliated issuers	71,545
Securities Lending income allocated from affiliated Portfolio	419,736
Expenses allocated from affiliated Portfolio	(5,563,840)
Foreign taxes withheld allocated from affiliated Portfolio	(10,246,712)
TOTAL INVESTMENT INCOME (LOSS)	106,776,028
EXPENSES
Advisory fee	5,825,774
Administration fees	2,080,634
Custodian fees	175,931
Trustees’ fees and expenses	21,000
Transfer agent fees	35,720
Registration and filing fees	73,852
Professional fees and expenses	46,490
Printing and postage fees	65,465
Insurance expense	13,118
Miscellaneous expenses	825,056
TOTAL EXPENSES	9,163,040
Expenses waived/reimbursed by the Adviser	(6,373,153)
NET EXPENSES	2,789,887
NET INVESTMENT INCOME (LOSS)	$103,986,141
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	5,385,854
Foreign currency transactions allocated from affiliated Portfolio	(842,356)
Futures contracts allocated from affiliated Portfolio	12,116,673
Investments - affiliated issuers	(7,734)
Forward foreign currency exchange contracts	242,464,172
Foreign currency transactions	4,177
Futures contracts	15,745,180
Net realized gain (loss)	274,865,966
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	291,094,453
Foreign currency transactions allocated from affiliated Portfolio	(807,636)
Future contracts allocated from affiliated Portfolio	(1,279,132)
Investments - affiliated issuers	(20,174)
Forward foreign currency exchange contracts	46,421,909
Foreign currency translations	(17,781)
Futures contracts	2,523,417
Net change in unrealized appreciation/depreciation	337,915,056
NET REALIZED AND UNREALIZED GAIN (LOSS)	612,781,022
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$716,767,163
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 103,986,141	$ 77,153,536
Net realized gain (loss)	274,865,966	(284,824,338)
Net change in unrealized appreciation/depreciation	337,915,056	264,915,530
Net increase (decrease) in net assets resulting from operations	716,767,163	57,244,728
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(129,203,406)	(73,489,711)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	935,468,417	1,036,070,604
Reinvestment of distributions	128,063,509	72,834,788
Cost of shares redeemed	(823,242,926)	(1,181,194,756)
Net increase (decrease) in net assets from beneficial interest transactions	240,289,000	(72,289,364)
Net increase (decrease) in net assets during the period	827,852,757	(88,534,347)
Net assets at beginning of period	3,684,209,106	3,772,743,453
NET ASSETS AT END OF PERIOD	$4,512,061,863	$ 3,684,209,106
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	8,028,100	11,157,983
Reinvestment of distributions	1,048,670	688,289
Shares redeemed	(7,093,667)	(12,869,024)
Net increase (decrease) from share transactions	1,983,103	(1,022,752)
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 104.85	$ 104.30	$ 87.90	$ 104.00	$ 91.80
Income (loss) from investment operations:
Net investment income (loss) (b)	2.93	2.15	3.10	2.90	2.70
Net realized and unrealized gain (loss)	17.33	0.53	18.60	(12.60)	12.70
Total from investment operations	20.26	2.68	21.70	(9.70)	15.40
Distributions to shareholders from:
Net investment income	(3.56)	(2.13)	(3.20)	(5.00)	—
Net realized gains	—	—	(2.10)	(1.40)	(3.20)
Total distributions	(3.56)	(2.13)	(5.30)	(6.40)	(3.20)
Net asset value, end of period	$ 121.55	$ 104.85	$ 104.30	$ 87.90	$ 104.00
Total return (c)	19.31%	2.45%	24.82%	(9.25)%	16.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,512,062	$3,684,209	$3,772,743	$2,922,844	$2,894,400
Ratios to Average Net Assets:
Total expenses	0.35%	0.36%	0.36%	0.36%	0.35%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.50%	2.23%	3.08%	2.85%	2.69%
Portfolio turnover rate (d)	7%	8%	3%	14%	4%
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of thirty-three (33) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended December 31, 2021, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$15,927,549	$—	$ —	$—	$15,927,549
Futures Contracts	—	—	—	2,459,820	—	2,459,820
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$45,793,019	$—	$—	$—	$45,793,019
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$242,464,172	$—	$ —	$—	$242,464,172
Futures Contracts	—	—	—	15,745,180	—	15,745,180
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$46,421,909	$—	$ —	$—	$46,421,909
Futures Contracts	—	—	—	2,523,417	—	2,523,417
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America, N.A.	$ 9,979	$ (9,979)	$—	$ —
Bank of Montreal	7,721,441	(56,073)	—	7,665,368
Barclays Capital PLC	74,299	(74,299)	—	—
BNP Paribas S.A.	31,379	(31,379)	—	—
Citibank N.A.	0	—	—	—
HSBC Bank USA	6,431	(6,431)	—	—
JP Morgan Chase Bank, N.A.	79,064	(45,472)	—	33,592
Morgan Stanley Bank, N.A.	119,930	(119,930)	—	—
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Royal Bank of Canada	$ 8,490	$ (8,490)	$—	$ —
Toronto Dominion Bank	70,062	(70,062)	—	—
UBS AG	85,921	(30,407)	—	55,514
Westpac Banking Corp.	7,720,553	(208,555)	—	7,511,998
	$15,927,549	$(661,077)	$—	$15,266,472
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America, N.A.	$ (56,928)	$ 9,979	$—	$ (46,949)
Bank of Montreal	(56,073)	56,073	—	—
Barclays Capital PLC	(86,663)	74,299	—	(12,364)
BNP Paribas S.A.	(86,341)	31,379	—	(54,962)
Citibank N.A.	(23,022)	—	—	(23,022)
Goldman Sachs Capital Markets L.P	(12,537)	—	—	(12,537)
HSBC Bank USA	(17,097,676)	6,431	—	(17,091,245)
JP Morgan Chase Bank, N.A.	(45,472)	45,472	—	—
Morgan Stanley Bank, N.A.	(13,838,196)	119,930	—	(13,718,266)
Royal Bank of Canada	(339,003)	8,490	—	(330,513)
Standard Chartered Bank	(71,727)	—	—	(71,727)
Toronto Dominion Bank	(13,840,419)	70,062	—	(13,770,357)
UBS AG	(30,407)	30,407	—	—
Westpac Banking Corp.	(208,555)	208,555	—	—
	$(45,793,019)	$661,077	$—	$(45,131,942)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

period except with the approval of the Board. For the period ended December 31, 2021, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Fund due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies, futures contracts, forward contracts, passive foreign investment companies, partnerships and wash sale loss deferrals.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The tax character of distributions paid during the year ended December 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$129,203,406	$—	$129,203,406
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$ 73,489,711	$ —	$ 73,489,711
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Hedged International Developed Equity Index Fund	$22,088,047	$—	$—	$959,382,284	$981,470,331
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$3,539,531,653	$1,094,041,041	$132,950,267	$961,090,774
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Hedged International Developed Equity Index Fund and Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Hedged International Developed Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,056.20	$1.04	$1,024.20	$1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2021.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2021, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2021, the total amount of foreign taxes that will be passed through are:
Amount
State Street Hedged International Developed Equity Index Fund	$6,364,907
The amount of foreign source income earned on the Fund during the year ended December 31, 2021 was as follows:
Amount
State Street Hedged International Developed Equity Index Fund	$122,153,116
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund’s website at www.ssga.com. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

27

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2021
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Portfolio was 11.25%, and the Index was 11.26%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had positive performance in the Reporting Period. The first quarter of the Reporting Period had positive performance on the back of strong manufacturing data, accommodative monetary policy and progress in the roll out of vaccines against the COVID-19 virus. Performance in the second quarter of the Reporting Period was also positive as a result of ongoing vaccine distribution and the lifting of mobility restrictions and increased economic activity and despite inflation concerns. The third quarter of the Reporting Period had negative performance as the pace of reopening global economies slowed, the emergence of additional variants of the virus and continued supply-chain bottlenecks. Performance in the fourth quarter of the Reporting Period was positive despite the emergence of the Omicron variant of the virus due to data that suggested the new variant had a lower risk of severe symptoms. Additionally, strong consumer confidence and retail sales helped boost performance.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Novo Nordisk A/S Class B, Nestle S.A. and ASML Holding NV. The top negative contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were SoftBank Group Corp., AIA Group Limited, and M3, Inc.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2021
	Total Return One Year Ended December 31, 2021	Average Annual Total Return Five Years Ended December 31, 2021	Total Return Inception Date* to December 31, 2021
State Street International Developed Equity Index Portfolio	11.25%	9.62%	8.62%
MSCI EAFE (Europe, Australasia, Far East) Index (1)	11.26%	9.55%	8.60%
*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2021

Description	Market Value	% of Net Assets
Nestle SA	96,702,364	2.2%
ASML Holding NV	81,565,768	1.9
Roche Holding AG	71,762,093	1.6
LVMH Moet Hennessy Louis Vuitton SE	56,317,816	1.3
Toyota Motor Corp.	47,560,476	1.1
TOTAL	353,908,517	8.1%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2021

Security Description	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 7.7%
Afterpay, Ltd. (a)	53,633	$ 3,236,882
Ampol, Ltd.	61,856	1,333,882
APA Group Stapled Security	306,517	2,241,903
Aristocrat Leisure, Ltd.	145,868	4,620,744
ASX, Ltd.	47,300	3,194,782
Aurizon Holdings, Ltd.	422,789	1,072,787
AusNet Services, Ltd.	464,708	868,316
Australia & New Zealand Banking Group, Ltd.	704,022	14,081,249
BHP Group PLC	515,067	15,344,428
BHP Group, Ltd. (b)	721,293	21,763,271
BlueScope Steel, Ltd.	121,862	1,851,735
Brambles, Ltd.	344,056	2,659,052
Cochlear, Ltd.	16,823	2,643,399
Coles Group, Ltd.	324,433	4,231,670
Commonwealth Bank of Australia	434,554	31,910,196
Computershare, Ltd.	133,268	1,937,850
Crown Resorts, Ltd. (a)(b)	91,949	799,544
CSL, Ltd.	117,004	24,730,903
Dexus REIT	270,593	2,187,690
Domino's Pizza Enterprises, Ltd.	15,336	1,316,039
Endeavour Group, Ltd.	333,557	1,634,535
Evolution Mining, Ltd.	418,777	1,236,156
Fortescue Metals Group, Ltd.	418,780	5,848,946
Glencore PLC (a)	2,430,363	12,342,625
Goodman Group REIT	413,059	7,958,337
GPT Group REIT	477,245	1,880,637
IDP Education, Ltd. (a)	55,969	1,409,987
Insurance Australia Group, Ltd.	608,945	1,886,045
LendLease Corp., Ltd. Stapled Security	174,907	1,359,406
Macquarie Group, Ltd.	86,987	12,990,299
Magellan Financial Group, Ltd. (b)	31,569	487,506
Medibank Pvt, Ltd.	647,264	1,576,488
Mirvac Group REIT	952,806	2,015,867
National Australia Bank, Ltd.	803,763	16,853,403
Newcrest Mining, Ltd.	199,760	3,555,366
Northern Star Resources, Ltd.	278,756	1,907,121
Orica, Ltd.	92,163	917,327
Origin Energy, Ltd.	465,050	1,771,721
Qantas Airways, Ltd. (a)	205,549	748,717
QBE Insurance Group, Ltd.	371,020	3,061,664
Ramsay Health Care, Ltd.	47,224	2,454,896
REA Group, Ltd.	13,455	1,639,932
Reece, Ltd.	78,827	1,549,121
Rio Tinto PLC	277,242	18,369,972
Rio Tinto, Ltd.	89,515	6,515,348
Santos, Ltd.	763,763	3,503,905
Scentre Group REIT	1,323,926	3,041,691
Security Description	Shares	Value
SEEK, Ltd.	86,780	$ 2,068,202
Sonic Healthcare, Ltd.	110,337	3,740,683
South32, Ltd.	1,131,824	3,299,800
Stockland REIT	629,374	1,940,167
Suncorp Group, Ltd.	313,883	2,526,270
Sydney Airport Stapled Security (a)	343,436	2,167,354
Tabcorp Holdings, Ltd.	553,979	2,021,908
Telstra Corp., Ltd.	1,059,376	3,219,517
Transurban Group Stapled Security	749,715	7,533,011
Treasury Wine Estates, Ltd.	174,633	1,571,851
Vicinity Centres REIT	995,722	1,223,458
Washington H Soul Pattinson & Co., Ltd.	55,640	1,197,815
Wesfarmers, Ltd. (a)	275,858	11,893,362
Westpac Banking Corp.	893,907	13,875,689
WiseTech Global, Ltd.	35,073	1,493,780
Woodside Petroleum, Ltd.	238,313	3,799,712
Woolworths Group, Ltd.	311,497	8,608,274
		332,724,193
AUSTRIA — 0.3%
Erste Group Bank AG	86,674	4,075,690
Mondi PLC	122,267	3,023,939
OMV AG	33,980	1,930,170
Raiffeisen Bank International AG	34,387	1,012,035
Verbund AG	17,574	1,976,531
Voestalpine AG	26,238	954,811
		12,973,176
BELGIUM — 0.8%
Ageas SA/NV	42,254	2,188,734
Anheuser-Busch InBev SA/NV (a)	187,649	11,346,180
Elia Group SA	6,832	898,914
Etablissements Franz Colruyt NV	12,414	526,007
Groupe Bruxelles Lambert SA	27,148	3,030,464
KBC Group NV	61,949	5,316,035
Proximus SADP	40,640	792,139
Sofina SA	3,768	1,851,106
Solvay SA (b)	17,518	2,035,974
UCB SA	31,919	3,642,532
Umicore SA	46,251	1,880,329
		33,508,414
BRAZIL — 0.0% (c)
Yara International ASA	40,982	2,068,084
CHILE — 0.0% (c)
Antofagasta PLC	91,520	1,659,195
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	910,000	2,982,248

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (b)(d)	393,700	$ 1,032,690
Chow Tai Fook Jewellery Group, Ltd.	530,400	953,812
ESR Cayman, Ltd. (a)(d)	507,600	1,715,591
Futu Holdings, Ltd. ADR (a)(b)	13,300	575,890
Prosus NV (a)	227,905	19,057,028
SITC International Holdings Co., Ltd.	315,000	1,139,387
Wilmar International, Ltd.	491,200	1,508,414
		28,965,060
DENMARK — 2.6%
Ambu A/S Class B (b)	37,433	990,162
AP Moller - Maersk A/S Class A	734	2,444,329
AP Moller - Maersk A/S Class B	1,421	5,094,981
Carlsberg AS Class B	23,945	4,135,297
Chr. Hansen Holding A/S	27,196	2,143,163
Coloplast A/S Class B	29,374	5,169,447
Danske Bank A/S	175,551	3,031,763
Demant A/S (a)	26,480	1,356,744
DSV A/S	50,694	11,839,774
Genmab A/S (a)	16,076	6,464,566
GN Store Nord A/S (b)	32,214	2,025,858
Novo Nordisk A/S Class B	412,986	46,411,790
Novozymes A/S Class B	49,593	4,073,447
Orsted A/S (d)	46,435	5,929,821
Pandora A/S	24,006	2,992,927
ROCKWOOL International A/S Class B	1,854	810,740
Tryg A/S	84,592	2,088,851
Vestas Wind Systems A/S	248,890	7,611,024
		114,614,684
FINLAND — 1.2%
Elisa Oyj	33,812	2,080,968
Fortum Oyj	111,590	3,425,034
Kesko Oyj Class B	71,347	2,380,524
Kone Oyj Class B	83,530	5,988,188
Neste Oyj	103,954	5,125,866
Nokia Oyj (a)	1,319,365	8,363,127
Nordea Bank Abp	797,442	9,732,582
Orion Oyj Class B	25,941	1,077,344
Sampo Oyj Class A	120,123	6,018,765
Stora Enso Oyj Class R	147,314	2,703,861
UPM-Kymmene Oyj	132,401	5,037,951
Wartsila OYJ Abp	115,743	1,626,859
		53,561,069
FRANCE — 10.4%
Accor SA (a)	42,276	1,367,770
Adevinta ASA (a)	60,938	810,590
Aeroports de Paris (a)	6,603	850,762
Air Liquide SA	115,774	20,185,829
Airbus SE (a)	143,985	18,397,793
Security Description	Shares	Value
Alstom SA	81,850	$ 2,905,951
Amundi SA (d)	13,764	1,135,583
Arkema SA	15,010	2,114,041
AXA SA	480,130	14,297,107
BioMerieux	10,678	1,516,663
BNP Paribas SA	274,773	18,988,910
Bollore SA	207,655	1,161,834
Bouygues SA	56,425	2,020,603
Bureau Veritas SA	70,855	2,351,216
Capgemini SE	38,913	9,536,274
Carrefour SA	161,546	2,958,651
Cie de Saint-Gobain	122,602	8,626,099
Cie Generale des Etablissements Michelin SCA	41,718	6,838,721
CNP Assurances	44,447	1,099,356
Covivio REIT	11,839	972,051
Credit Agricole SA	312,953	4,466,420
Danone SA	158,595	9,845,535
Dassault Aviation SA	6,050	653,606
Dassault Systemes SE	163,312	9,714,928
Edenred	58,603	2,703,719
Eiffage SA	20,101	2,067,812
Electricite de France SA	125,210	1,470,876
Engie SA	450,272	6,663,808
EssilorLuxottica SA	70,015	14,908,243
Eurazeo SE	10,324	901,667
Faurecia SE (e)	27,851	1,324,846
Gecina SA REIT	11,417	1,595,661
Getlink SE	103,374	1,711,628
Hermes International	7,864	13,736,354
Ipsen SA	9,549	874,159
Kering SA	18,286	14,699,868
Klepierre SA REIT (a)	54,087	1,282,436
La Francaise des Jeux SAEM (d)	25,673	1,136,866
Legrand SA	65,519	7,666,893
L'Oreal SA	61,449	29,136,377
LVMH Moet Hennessy Louis Vuitton SE	68,120	56,317,816
Orange SA	500,233	5,354,725
Orpea SA	12,027	1,204,953
Pernod Ricard SA	51,657	12,424,425
Publicis Groupe SA	57,914	3,898,899
Remy Cointreau SA	5,726	1,393,484
Renault SA (a)	45,160	1,568,667
Safran SA	83,001	10,161,889
Sanofi	278,376	28,041,692
Sartorius Stedim Biotech	6,567	3,602,559
SEB SA	6,154	958,071
Societe Generale SA	198,990	6,835,131
Sodexo SA	20,862	1,828,192
Suez SA	82,614	1,861,122
Teleperformance	14,761	6,580,192
Thales SA	25,512	2,170,116
TotalEnergies SE	614,402	31,182,883

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Ubisoft Entertainment SA (a)	21,613	$ 1,058,587
Unibail-Rodamco-Westfield REIT (a)	30,212	2,117,083
Valeo	53,270	1,610,180
Veolia Environnement SA	160,268	5,879,602
Vinci SA	131,047	13,846,063
Vivendi SE	200,383	2,709,440
Wendel SE	6,806	815,773
Worldline SA (a)(d)	59,200	3,299,462
		451,418,512
GERMANY — 8.5%
Adidas AG	46,382	13,355,185
Allianz SE	100,856	23,816,088
Aroundtown SA	242,928	1,469,691
BASF SE	226,798	15,933,966
Bayer AG	239,216	12,785,710
Bayerische Motoren Werke AG	81,502	8,201,612
Bayerische Motoren Werke AG Preference Shares	14,105	1,175,747
Bechtle AG	18,849	1,349,124
Beiersdorf AG	24,240	2,491,390
Brenntag SE	38,472	3,481,653
Carl Zeiss Meditec AG	9,991	2,100,222
Commerzbank AG (a)	260,638	1,982,603
Continental AG (a)	27,882	2,952,276
Covestro AG (d)	46,674	2,876,809
Daimler AG	208,864	16,053,983
Daimler Truck Holding AG (a)	106,322	3,904,163
Deutsche Bank AG (a)	498,276	6,243,232
Deutsche Boerse AG	47,562	7,956,270
Deutsche Lufthansa AG (a)	146,150	1,027,127
Deutsche Post AG	244,834	15,742,159
Deutsche Telekom AG	812,850	15,067,277
E.ON SE	549,890	7,624,081
Evonik Industries AG	47,616	1,541,619
Fresenius Medical Care AG & Co. KGaA	49,013	3,184,845
Fresenius SE & Co. KGaA	101,708	4,094,446
FUCHS PETROLUB SE Preference Shares	15,262	692,849
GEA Group AG	39,849	2,179,260
Hannover Rueck SE	15,409	2,928,988
HeidelbergCement AG	36,276	2,455,382
HelloFresh SE (a)	41,521	3,189,081
Henkel AG & Co. KGaA Preference Shares	44,191	3,575,069
Henkel AG & Co. KGaA	26,082	2,037,672
Infineon Technologies AG	322,543	14,950,597
KION Group AG	17,206	1,887,791
Knorr-Bremse AG	17,095	1,689,373
LANXESS AG	20,037	1,241,841
LEG Immobilien SE	17,450	2,434,875
Merck KGaA	31,671	8,175,689
MTU Aero Engines AG	13,025	2,657,278
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,025	$ 10,079,584
Nemetschek SE	14,120	1,811,259
Porsche Automobil Holding SE Preference Shares	38,318	3,635,916
Puma SE	25,814	3,155,735
Rational AG	1,178	1,206,195
RWE AG	154,804	6,288,258
SAP SE	255,905	36,347,786
Sartorius AG Preference Shares	6,631	4,488,267
Scout24 SE (d)	22,039	1,539,354
Siemens AG	187,399	32,537,649
Siemens Energy AG (a)	99,119	2,535,030
Siemens Healthineers AG (d)	70,022	5,241,181
Symrise AG	32,286	4,784,047
Telefonica Deutschland Holding AG	255,715	709,840
Uniper SE	20,430	971,139
United Internet AG	23,175	920,830
Volkswagen AG	8,417	2,473,356
Volkswagen AG Preference Shares	45,553	9,193,972
Vonovia SE	182,804	10,082,406
Zalando SE (a)(d)	54,941	4,444,748
		368,953,575
HONG KONG — 2.3%
AIA Group, Ltd.	2,962,400	29,866,044
CK Asset Holdings, Ltd.	512,899	3,233,455
CK Infrastructure Holdings, Ltd.	153,000	974,366
CLP Holdings, Ltd.	411,000	4,151,489
Hang Lung Properties, Ltd.	527,000	1,084,243
Hang Seng Bank, Ltd.	181,200	3,316,604
Henderson Land Development Co., Ltd.	368,436	1,568,959
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	575,975
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,235,345
Hong Kong & China Gas Co., Ltd.	2,786,995	4,339,766
Hong Kong Exchanges & Clearing, Ltd.	297,230	17,361,895
Hongkong Land Holdings, Ltd.	306,400	1,593,280
Jardine Matheson Holdings, Ltd.	55,100	3,031,051
Link REIT	528,010	4,649,370
Melco Resorts & Entertainment, Ltd. ADR (a)	52,823	537,738
MTR Corp., Ltd.	385,101	2,067,196
New World Development Co., Ltd.	384,269	1,520,555

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Power Assets Holdings, Ltd.	345,500	$ 2,153,752
Sino Land Co., Ltd.	864,759	1,077,025
Sun Hung Kai Properties, Ltd.	325,000	3,943,537
Swire Pacific, Ltd. Class A	113,500	645,656
Swire Properties, Ltd.	294,600	738,361
Techtronic Industries Co., Ltd.	340,500	6,778,292
WH Group, Ltd. (d)	1,965,266	1,232,655
Wharf Real Estate Investment Co., Ltd.	417,000	2,118,082
Xinyi Glass Holdings, Ltd.	457,000	1,143,042
		100,937,733
IRELAND — 0.7%
CRH PLC	193,806	10,252,828
Flutter Entertainment PLC (a)	40,697	6,433,006
Kerry Group PLC Class A	39,185	5,046,552
Kingspan Group PLC	38,778	4,630,325
Smurfit Kappa Group PLC	60,634	3,340,082
		29,702,793
ISRAEL — 0.6%
Azrieli Group, Ltd.	9,439	900,714
Bank Hapoalim BM	274,678	2,832,915
Bank Leumi Le-Israel BM	345,583	3,714,096
Check Point Software Technologies, Ltd. (a)	25,910	3,020,070
Elbit Systems, Ltd.	6,111	1,058,292
ICL Group, Ltd.	187,913	1,811,871
Israel Discount Bank, Ltd. Class A	304,757	2,050,383
Kornit Digital, Ltd. (a)	12,100	1,842,225
Mizrahi Tefahot Bank, Ltd.	33,833	1,304,447
Nice, Ltd. (a)	15,697	4,799,780
Teva Pharmaceutical Industries, Ltd. ADR (a)	191,928	1,537,343
Teva Pharmaceutical Industries, Ltd. (a)	71,135	615,952
Wix.com, Ltd. (a)	13,200	2,082,828
		27,570,916
ITALY — 2.0%
Amplifon SpA	28,656	1,546,281
Assicurazioni Generali SpA (b)	266,167	5,639,022
Atlantia SpA (a)	115,499	2,292,635
Davide Campari-Milano NV	126,872	1,854,704
DiaSorin SpA	5,764	1,097,605
Enel SpA	2,008,367	16,092,461
Eni SpA	611,614	8,499,343
Ferrari NV	31,503	8,150,234
FinecoBank Banca Fineco SpA	147,593	2,590,652
Infrastrutture Wireless Italiane SpA (d)	77,345	939,378
Intesa Sanpaolo SpA	4,012,363	10,375,940
Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	157,610	$ 1,812,056
Moncler SpA	50,244	3,657,940
Nexi SpA (a)(d)	122,951	1,956,080
Poste Italiane SpA (d)	121,311	1,591,999
Prysmian SpA	60,742	2,287,099
Recordati Industria Chimica e Farmaceutica SpA	26,064	1,674,659
Snam SpA	519,578	3,131,579
Telecom Italia SpA (e)	2,694,816	1,330,625
Terna - Rete Elettrica Nazionale	330,214	2,671,444
UniCredit SpA	522,098	8,041,475
		87,233,211
JAPAN — 22.1%
Advantest Corp.	47,800	4,524,510
Aeon Co., Ltd. (b)	157,600	3,707,511
AGC, Inc.	49,900	2,378,976
Aisin Corp.	37,200	1,424,619
Ajinomoto Co., Inc.	118,400	3,595,543
ANA Holdings, Inc. (a)	39,200	818,518
Asahi Group Holdings, Ltd. (b)	112,700	4,378,618
Asahi Intecc Co., Ltd.	51,900	1,113,672
Asahi Kasei Corp.	313,700	2,944,811
Astellas Pharma, Inc.	455,300	7,395,586
Azbil Corp.	28,400	1,292,310
Bandai Namco Holdings, Inc.	48,700	3,803,637
Benefit One, Inc.	22,200	951,387
Bridgestone Corp.	143,600	6,171,477
Brother Industries, Ltd.	53,900	1,034,891
Canon, Inc. (b)	246,900	6,005,531
Capcom Co., Ltd.	40,600	954,755
Central Japan Railway Co.	35,700	4,757,210
Chiba Bank, Ltd.	135,500	775,429
Chubu Electric Power Co., Inc.	153,000	1,610,317
Chugai Pharmaceutical Co., Ltd.	164,900	5,348,456
Concordia Financial Group, Ltd.	242,100	878,796
Cosmos Pharmaceutical Corp. (b)	5,300	779,202
CyberAgent, Inc.	101,600	1,688,701
Dai Nippon Printing Co., Ltd.	59,100	1,484,749
Daifuku Co., Ltd.	25,200	2,057,054
Dai-ichi Life Holdings, Inc.	252,500	5,099,116
Daiichi Sankyo Co., Ltd.	426,000	10,820,633
Daikin Industries, Ltd.	60,700	13,752,447
Daito Trust Construction Co., Ltd.	17,300	1,978,559
Daiwa House Industry Co., Ltd.	136,700	3,926,912
Daiwa House REIT Investment Corp.	557	1,685,680
Daiwa Securities Group, Inc.	370,200	2,085,439

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Denso Corp.	106,200	$ 8,787,980
Dentsu Group, Inc. (b)	53,400	1,901,264
Disco Corp.	7,200	2,197,734
East Japan Railway Co.	73,400	4,508,343
Eisai Co., Ltd.	59,900	3,397,220
ENEOS HoldingS, Inc.	756,400	2,826,442
FANUC Corp.	47,100	9,971,760
Fast Retailing Co., Ltd.	14,500	8,223,655
Fuji Electric Co., Ltd.	30,600	1,668,777
FUJIFILM Holdings Corp.	88,200	6,530,270
Fujitsu, Ltd.	48,400	8,292,580
GLP J-Reit	1,127	1,946,596
GMO Payment Gateway, Inc.	9,800	1,221,224
Hakuhodo DY Holdings, Inc.	55,500	923,434
Hamamatsu Photonics KK	36,200	2,307,394
Hankyu Hanshin Holdings, Inc.	53,900	1,528,232
Hikari Tsushin, Inc.	4,800	738,205
Hino Motors, Ltd.	63,000	518,640
Hirose Electric Co., Ltd.	8,710	1,462,823
Hitachi Construction Machinery Co., Ltd.	24,800	716,078
Hitachi Metals, Ltd. (a)	53,700	993,745
Hitachi, Ltd.	240,500	13,011,289
Honda Motor Co., Ltd.	405,900	11,385,150
Hoshizaki Corp.	13,900	1,044,114
Hoya Corp.	91,800	13,639,859
Hulic Co., Ltd. (b)	105,600	1,001,391
Ibiden Co., Ltd.	26,100	1,550,293
Idemitsu Kosan Co., Ltd.	47,840	1,220,147
Iida Group Holdings Co., Ltd.	35,900	834,253
Inpex Corp. (b)	258,400	2,248,420
Isuzu Motors, Ltd.	137,000	1,702,462
Ito En, Ltd.	11,600	608,432
ITOCHU Corp.	291,600	8,908,417
Itochu Techno-Solutions Corp.	22,200	713,299
Japan Airlines Co., Ltd. (a)	39,300	749,449
Japan Exchange Group, Inc.	131,700	2,879,776
Japan Metropolitan Fund Invest REIT	1,658	1,426,840
Japan Post Bank Co., Ltd.	94,700	867,600
Japan Post Holdings Co., Ltd.	598,800	4,663,313
Japan Post Insurance Co., Ltd.	55,900	898,050
Japan Real Estate Investment Corp. REIT	326	1,848,621
Japan Tobacco, Inc. (b)	297,300	5,996,086
JFE Holdings, Inc.	117,800	1,500,696
JSR Corp.	50,500	1,918,610
Kajima Corp.	114,800	1,316,928
Kakaku.com, Inc.	33,100	882,437
Kansai Electric Power Co., Inc.	184,700	1,722,616
Kansai Paint Co., Ltd.	46,200	1,002,996
Kao Corp.	118,900	6,214,746
Security Description	Shares	Value
KDDI Corp.	401,300	$ 11,716,127
Keio Corp.	27,500	1,210,759
Keisei Electric Railway Co., Ltd.	34,100	920,941
Keyence Corp.	47,700	29,940,133
Kikkoman Corp.	35,900	3,014,659
Kintetsu Group Holdings Co., Ltd. (a)	38,900	1,086,045
Kirin Holdings Co., Ltd. (b)	200,000	3,207,850
Kobayashi Pharmaceutical Co., Ltd.	14,100	1,106,891
Kobe Bussan Co., Ltd.	36,800	1,423,681
Koei Tecmo Holdings Co., Ltd. (b)	13,520	531,267
Koito Manufacturing Co., Ltd.	26,200	1,385,593
Komatsu, Ltd.	216,500	5,063,981
Konami Holdings Corp.	22,800	1,092,927
Kose Corp.	8,100	917,937
Kubota Corp.	253,000	5,610,139
Kurita Water Industries, Ltd.	23,800	1,128,462
Kyocera Corp.	76,900	4,799,447
Kyowa Kirin Co., Ltd.	63,500	1,728,735
Lasertec Corp.	18,900	5,792,028
Lawson, Inc.	12,000	567,930
Lion Corp.	53,300	711,407
Lixil Corp.	66,100	1,759,337
M3, Inc.	108,900	5,478,335
Makita Corp.	56,200	2,383,089
Marubeni Corp.	392,800	3,818,676
Mazda Motor Corp.	152,300	1,170,470
McDonald's Holdings Co. Japan, Ltd. (b)	21,100	932,647
Medipal Holdings Corp.	46,900	877,682
MEIJI Holdings Co., Ltd.	30,600	1,822,900
Mercari, Inc. (a)	26,400	1,343,441
MINEBEA MITSUMI, Inc.	87,400	2,478,060
MISUMI Group, Inc.	69,000	2,828,188
Mitsubishi Chemical Holdings Corp.	311,100	2,301,743
Mitsubishi Corp.	306,600	9,723,444
Mitsubishi Electric Corp.	454,900	5,761,553
Mitsubishi Estate Co., Ltd.	288,000	3,987,808
Mitsubishi Gas Chemical Co., Inc.	35,900	607,296
Mitsubishi HC Capital, Inc.	165,100	815,787
Mitsubishi Heavy Industries, Ltd.	83,400	1,925,757
Mitsubishi UFJ Financial Group, Inc.	3,026,200	16,421,974
Mitsui & Co., Ltd.	388,600	9,190,674
Mitsui Chemicals, Inc.	49,100	1,317,520
Mitsui Fudosan Co., Ltd.	226,800	4,487,550
Miura Co., Ltd.	19,600	674,013
Mizuho Financial Group, Inc.	591,740	7,517,829
MonotaRO Co., Ltd.	57,200	1,029,704
MS&AD Insurance Group Holdings, Inc.	110,100	3,393,208

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Murata Manufacturing Co., Ltd.	139,700	$ 11,108,792
NEC Corp.	60,100	2,771,317
Nexon Co., Ltd.	116,800	2,255,770
NGK Insulators, Ltd.	63,900	1,078,734
Nidec Corp.	108,900	12,785,619
Nihon M&A Center Holdings, Inc.	77,900	1,908,349
Nintendo Co., Ltd.	27,800	12,951,848
Nippon Building Fund, Inc. REIT (b)	387	2,251,661
Nippon Express Co., Ltd.	20,700	1,225,049
Nippon Paint Holdings Co., Ltd. (b)	186,200	2,027,657
Nippon Prologis REIT, Inc. (a)	499	1,763,649
Nippon Sanso Holdings Corp.	34,900	761,614
Nippon Shinyaku Co., Ltd.	11,200	779,054
Nippon Steel Corp.	218,900	3,570,871
Nippon Telegraph & Telephone Corp.	315,500	8,630,324
Nippon Yusen KK	39,400	2,997,212
Nissan Chemical Corp.	28,900	1,676,453
Nissan Motor Co., Ltd. (a)	568,700	2,744,852
Nisshin Seifun Group, Inc.	46,800	673,826
Nissin Foods Holdings Co., Ltd.	15,300	1,114,732
Nitori Holdings Co., Ltd.	19,700	2,946,746
Nitto Denko Corp.	36,000	2,779,211
Nomura Holdings, Inc.	753,400	3,282,365
Nomura Real Estate Holdings, Inc.	30,100	691,891
Nomura Real Estate Master Fund, Inc. REIT (a)	1,117	1,569,455
Nomura Research Institute, Ltd.	82,000	3,514,133
NTT Data Corp.	159,800	3,422,056
Obayashi Corp.	172,700	1,334,749
Obic Co., Ltd.	17,000	3,188,746
Odakyu Electric Railway Co., Ltd.	71,700	1,329,957
Oji Holdings Corp.	182,000	880,327
Olympus Corp.	276,800	6,368,647
Omron Corp.	47,000	4,677,348
Ono Pharmaceutical Co., Ltd.	91,500	2,269,324
Open House Co., Ltd.	22,200	1,160,558
Oracle Corp. Japan	10,800	819,695
Oriental Land Co., Ltd.	48,500	8,168,621
ORIX Corp.	301,600	6,148,287
Orix JREIT, Inc.	644	1,005,525
Osaka Gas Co., Ltd.	99,000	1,634,310
Otsuka Corp.	28,200	1,344,431
Otsuka Holdings Co., Ltd. (b)	96,600	3,497,246
Pan Pacific International Holdings Corp.	99,300	1,368,496
Panasonic Corp.	549,200	6,033,068
Persol Holdings Co., Ltd.	41,200	1,194,981
Pola Orbis Holdings, Inc.	20,800	346,260
Security Description	Shares	Value
Rakuten Group, Inc.	212,000	$ 2,124,510
Recruit Holdings Co., Ltd.	331,600	20,076,551
Renesas Electronics Corp. (a)	315,700	3,901,186
Resona Holdings, Inc.	526,500	2,045,557
Ricoh Co., Ltd.	167,600	1,558,765
Rinnai Corp.	8,800	793,227
Rohm Co., Ltd.	20,800	1,891,155
Ryohin Keikaku Co., Ltd.	61,800	941,316
Santen Pharmaceutical Co., Ltd.	88,100	1,076,434
SBI Holdings, Inc.	59,800	1,628,006
SCSK Corp.	38,200	759,323
Secom Co., Ltd.	53,100	3,682,485
Seiko Epson Corp.	75,200	1,352,431
Sekisui Chemical Co., Ltd.	93,700	1,563,904
Sekisui House, Ltd.	145,700	3,123,905
Seven & i Holdings Co., Ltd.	187,500	8,232,382
SG Holdings Co., Ltd.	83,500	1,952,720
Sharp Corp.	52,900	606,842
Shimadzu Corp.	57,700	2,432,665
Shimano, Inc.	18,700	4,978,872
Shimizu Corp.	125,300	775,814
Shin-Etsu Chemical Co., Ltd.	87,900	15,205,315
Shionogi & Co., Ltd.	64,800	4,572,098
Shiseido Co., Ltd.	98,000	5,458,486
Shizuoka Bank, Ltd. (b)	103,100	735,949
SMC Corp.	14,200	9,567,783
Softbank Corp.	710,300	8,971,659
SoftBank Group Corp.	293,800	13,864,002
Sohgo Security Services Co., Ltd.	15,800	627,033
Sompo Holdings, Inc.	79,700	3,362,966
Sony Group Corp.	309,100	38,853,914
Square Enix Holdings Co., Ltd.	21,000	1,075,941
Stanley Electric Co., Ltd.	30,600	765,033
Subaru Corp.	149,100	2,663,355
SUMCO Corp. (b)	87,500	1,784,877
Sumitomo Chemical Co., Ltd.	354,200	1,667,113
Sumitomo Corp.	273,700	4,041,742
Sumitomo Dainippon Pharma Co., Ltd.	43,800	503,973
Sumitomo Electric Industries, Ltd.	193,500	2,519,676
Sumitomo Metal Mining Co., Ltd.	61,200	2,311,841
Sumitomo Mitsui Financial Group, Inc.	322,300	11,035,812
Sumitomo Mitsui Trust Holdings, Inc.	82,000	2,736,538
Sumitomo Realty & Development Co., Ltd.	73,200	2,150,455
Suntory Beverage & Food, Ltd.	35,300	1,275,220
Suzuki Motor Corp.	92,100	3,542,277
Sysmex Corp.	40,800	5,509,444

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
T&D Holdings, Inc.	135,400	$ 1,730,787
Taisei Corp.	44,200	1,341,488
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	372,098
Takeda Pharmaceutical Co., Ltd.	384,517	10,474,837
TDK Corp.	97,800	3,813,313
Terumo Corp.	159,200	6,718,875
TIS, Inc.	59,100	1,757,783
Tobu Railway Co., Ltd.	46,100	1,049,665
Toho Co., Ltd.	29,100	1,244,562
Tokio Marine Holdings, Inc.	155,600	8,637,013
Tokyo Century Corp.	9,800	474,873
Tokyo Electric Power Co. Holdings, Inc. (a)	351,200	905,791
Tokyo Electron, Ltd. (b)	36,500	21,008,380
Tokyo Gas Co., Ltd.	88,000	1,575,754
Tokyu Corp.	126,300	1,675,884
TOPPAN, INC.	59,400	1,112,122
Toray Industries, Inc.	339,400	2,009,491
Toshiba Corp.	101,800	4,181,442
Tosoh Corp.	67,700	1,002,963
TOTO, Ltd.	35,000	1,607,833
Toyo Suisan Kaisha, Ltd.	21,900	927,120
Toyota Industries Corp.	37,200	2,968,764
Toyota Motor Corp.	2,601,200	47,560,476
Toyota Tsusho Corp.	52,700	2,425,513
Trend Micro, Inc.	32,100	1,781,243
Tsuruha Holdings, Inc.	10,100	968,295
Unicharm Corp.	100,800	4,375,834
USS Co., Ltd.	53,400	832,846
Welcia Holdings Co., Ltd.	21,000	654,683
West Japan Railway Co.	53,600	2,238,861
Yakult Honsha Co., Ltd.	34,100	1,776,736
Yamaha Corp.	31,400	1,546,073
Yamaha Motor Co., Ltd. (b)	69,900	1,674,735
Yamato Holdings Co., Ltd.	74,000	1,736,981
Yaskawa Electric Corp. (b)	61,600	3,017,012
Yokogawa Electric Corp.	54,700	985,175
Z Holdings Corp.	672,400	3,897,006
ZOZO, Inc.	27,700	863,558
		959,929,595
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	40,663	1,222,136
LUXEMBOURG — 0.2%
ArcelorMittal SA	161,163	5,158,262
Eurofins Scientific SE	32,309	3,997,506
		9,155,768
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	554,000	2,870,798
Sands China, Ltd. (a)	608,800	1,418,084
		4,288,882
Security Description	Shares	Value
NETHERLANDS — 5.4%
ABN AMRO Bank NV (d)	107,921	$ 1,585,151
Adyen NV (a)(d)	4,820	12,670,031
Aegon NV	425,464	2,125,498
Akzo Nobel NV	46,981	5,155,684
Argenx SE (a)	11,605	4,161,078
ASM International NV	11,809	5,219,927
ASML Holding NV	101,493	81,565,768
Euronext NV (d)	22,272	2,311,154
EXOR NV	25,247	2,267,011
Heineken Holding NV	28,317	2,613,199
Heineken NV	64,654	7,268,633
IMCD NV	14,553	3,222,220
ING Groep NV	964,928	13,433,341
JDE Peet's NV (b)	29,018	894,280
Koninklijke Ahold Delhaize NV	256,300	8,783,277
Koninklijke DSM NV	43,397	9,771,509
Koninklijke KPN NV	825,960	2,564,239
Koninklijke Philips NV	222,178	8,278,430
NN Group NV	64,960	3,517,070
Randstad NV	28,859	1,970,420
Royal Dutch Shell PLC Class A	1,002,847	22,029,011
Royal Dutch Shell PLC Class B	899,743	19,771,491
Universal Music Group NV	176,230	4,966,128
Wolters Kluwer NV	65,993	7,774,892
		233,919,442
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd. (a)	294,984	1,555,099
Fisher & Paykel Healthcare Corp., Ltd.	147,016	3,297,442
Mercury NZ, Ltd.	166,846	699,095
Meridian Energy, Ltd.	313,899	1,042,318
Ryman Healthcare, Ltd.	94,456	792,199
Spark New Zealand, Ltd.	432,285	1,337,757
Xero, Ltd. (a)	34,102	3,506,844
		12,230,754
NORWAY — 0.6%
Aker BP ASA	34,929	1,075,799
DNB Bank ASA	229,012	5,245,957
Equinor ASA	235,684	6,304,827
Gjensidige Forsikring ASA	48,901	1,186,716
Mowi ASA	106,355	2,517,071
Norsk Hydro ASA	314,583	2,480,048
Orkla ASA	199,014	1,994,135
Schibsted ASA Class A	17,399	671,036
Schibsted ASA Class B	24,544	826,641
Telenor ASA	169,001	2,656,242
		24,958,472
POLAND — 0.0% (c)
InPost SA (a)	44,483	536,111

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	681,073	$ 3,742,462
Galp Energia SGPS SA	117,766	1,141,028
Jeronimo Martins SGPS SA	75,241	1,719,837
		6,603,327
RUSSIA — 0.1%
Coca-Cola HBC AG (a)	48,907	1,692,485
Evraz PLC	126,311	1,029,229
		2,721,714
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(d)	40,147	4,474,205
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	836,915	1,831,324
CapitaLand Integrated Commercial Trust REIT	1,240,389	1,876,938
Capitaland Investment, Ltd. (a)	615,482	1,556,795
City Developments, Ltd.	96,600	487,962
DBS Group Holdings, Ltd.	446,457	10,815,774
Genting Singapore, Ltd. (a)	1,636,500	940,761
Keppel Corp., Ltd.	337,300	1,280,997
Mapletree Commercial Trust REIT	493,800	732,559
Mapletree Logistics Trust REIT	814,804	1,148,335
Oversea-Chinese Banking Corp., Ltd.	832,166	7,036,823
Singapore Airlines, Ltd. (a)(b)	347,449	1,286,037
Singapore Exchange, Ltd.	205,500	1,417,609
Singapore Technologies Engineering, Ltd.	410,500	1,144,887
Singapore Telecommunications, Ltd.	2,082,300	3,583,382
STMicroelectronics NV	169,157	8,342,883
United Overseas Bank, Ltd.	289,990	5,786,249
UOL Group, Ltd.	136,932	720,133
Venture Corp., Ltd.	73,700	1,000,962
		50,990,410
SOUTH AFRICA — 0.3%
Anglo American PLC	318,003	12,990,491
SPAIN — 2.2%
ACS Actividades de Construccion y Servicios SA	60,986	1,634,656
Aena SME SA (a)(d)	19,059	3,008,336
Amadeus IT Group SA (a)	110,199	7,473,982
Banco Bilbao Vizcaya Argentaria SA	1,634,634	9,759,253
Banco Santander SA	4,283,143	14,322,555
CaixaBank SA	1,090,667	2,994,099
Cellnex Telecom SA (d)	124,545	7,248,753
EDP Renovaveis SA	73,427	1,828,676
Security Description	Shares	Value
Enagas SA (b)	57,883	$ 1,342,820
Endesa SA	84,066	1,931,117
Ferrovial SA	118,164	3,703,404
Grifols SA	75,201	1,443,126
Iberdrola SA	1,398,092	16,550,962
Industria de Diseno Textil SA	269,729	8,751,171
Naturgy Energy Group SA	47,415	1,543,739
Red Electrica Corp. SA (b)	102,455	2,216,637
Repsol SA	360,932	4,283,475
Siemens Gamesa Renewable Energy SA (a)	58,290	1,396,675
Telefonica SA (b)	1,267,215	5,551,027
		96,984,463
SWEDEN — 3.6%
Alfa Laval AB	74,220	2,987,212
Assa Abloy AB Class B	249,777	7,619,787
Atlas Copco AB Class A	163,306	11,287,673
Atlas Copco AB Class B	96,247	5,657,555
Boliden AB (a)	70,457	2,723,698
Electrolux AB Class B (a)(b)	52,990	1,284,680
Embracer Group AB (a)	114,080	1,216,042
Epiroc AB Class A	164,399	4,161,793
Epiroc AB Class B	92,670	1,962,131
EQT AB	72,345	3,939,328
Essity AB Class B	151,078	4,929,222
Evolution AB (d)	41,406	5,882,182
Fastighets AB Balder Class B (a)	26,989	1,942,978
Getinge AB Class B	59,119	2,579,888
H & M Hennes & Mauritz AB Class B (b)	175,404	3,450,018
Hexagon AB Class B	482,129	7,649,545
Husqvarna AB Class B	101,271	1,620,206
Industrivarden AB Class A	30,204	962,114
Industrivarden AB Class C	42,571	1,335,832
Investment AB Latour Class B	36,812	1,499,095
Investor AB Class A	127,741	3,366,413
Investor AB Class B	449,769	11,313,959
Kinnevik AB Class B (a)	60,470	2,155,624
L E Lundbergforetagen AB Class B	17,802	998,848
Lifco AB Class B	61,729	1,845,628
Lundin Energy AB	50,833	1,821,911
Nibe Industrier AB Class B	356,320	5,381,883
Sagax AB Class B	42,668	1,437,371
Sandvik AB	278,080	7,758,358
Securitas AB Class B	76,709	1,056,101
Sinch AB (a)(d)	120,870	1,536,599
Skandinaviska Enskilda Banken AB Class A	400,228	5,563,235
Skanska AB Class B	83,097	2,149,507
SKF AB Class B	89,660	2,124,187
Svenska Cellulosa AB SCA Class B	156,974	2,787,054

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Svenska Handelsbanken AB Class A	366,904	$ 3,965,741
Swedbank AB Class A	220,886	4,442,678
Swedish Match AB	395,724	3,147,837
Tele2 AB Class B	117,668	1,677,843
Telefonaktiebolaget LM Ericsson Class B	706,188	7,783,484
Telia Co. AB	632,159	2,472,052
Volvo AB Class A	44,538	1,045,829
Volvo AB Class B	355,562	8,233,356
		158,756,477
SWITZERLAND — 10.1%
ABB, Ltd.	407,239	15,598,574
Adecco Group AG	37,142	1,899,596
Alcon, Inc.	123,500	10,943,741
Bachem Holding AG Class B	1,690	1,328,036
Baloise Holding AG	10,935	1,789,396
Barry Callebaut AG	838	2,038,093
Chocoladefabriken Lindt & Spruengli AG (e)	266	3,687,187
Chocoladefabriken Lindt & Spruengli AG (e)	26	3,487,022
Cie Financiere Richemont SA	127,523	19,167,288
Clariant AG (a)	53,896	1,123,881
Credit Suisse Group AG	664,188	6,467,295
EMS-Chemie Holding AG	1,712	1,918,402
Geberit AG	8,666	7,087,640
Givaudan SA	2,247	11,817,620
Holcim, Ltd. (a)	128,478	6,558,209
Julius Baer Group, Ltd.	53,647	3,602,177
Kuehne + Nagel International AG	13,509	4,364,868
Logitech International SA	43,223	3,647,022
Lonza Group AG	18,161	15,180,176
Nestle SA	691,387	96,702,364
Novartis AG	537,382	47,347,887
Partners Group Holding AG	5,659	9,393,884
Roche Holding AG Bearer Shares	7,587	3,404,012
Roche Holding AG	172,477	71,762,093
Schindler Holding AG (e)	9,755	2,628,384
Schindler Holding AG (e)	4,860	1,303,610
SGS SA	1,457	4,872,391
Sika AG	34,560	14,421,020
Sonova Holding AG	13,554	5,322,528
Straumann Holding AG	2,566	5,455,021
Swatch Group AG (e)	7,490	2,293,486
Swatch Group AG (e)	13,415	786,952
Swiss Life Holding AG	7,546	4,629,549
Swiss Prime Site AG	18,629	1,832,947
Swisscom AG	6,276	3,544,564
Temenos AG	16,752	2,317,499
UBS Group AG	871,616	15,707,551
VAT Group AG (d)	6,883	3,432,624
Vifor Pharma AG	11,271	2,007,046
Security Description	Shares	Value
Zurich Insurance Group AG	36,713	$ 16,133,332
		437,004,967
TAIWAN — 0.2%
Sea, Ltd. ADR (a)	34,300	7,673,253
UNITED KINGDOM — 11.9%
3i Group PLC	236,357	4,638,738
Abrdn PLC	508,523	1,659,245
Admiral Group PLC	46,217	1,976,238
Ashtead Group PLC	111,453	8,969,896
Associated British Foods PLC	88,706	2,412,569
AstraZeneca PLC	379,873	44,649,961
Auto Trader Group PLC (d)	241,660	2,422,141
AVEVA Group PLC	28,303	1,304,923
Aviva PLC	938,792	5,218,429
BAE Systems PLC	792,534	5,901,816
Barclays PLC	4,176,426	10,578,142
Barratt Developments PLC	264,661	2,681,357
Berkeley Group Holdings PLC (a)	28,426	1,838,451
BP PLC	4,920,232	22,025,210
British American Tobacco PLC	532,653	19,720,888
British Land Co. PLC REIT	225,039	1,618,510
BT Group PLC (b)	2,225,556	5,110,923
Bunzl PLC	85,643	3,346,576
Burberry Group PLC	103,696	2,552,698
CK Hutchison Holdings, Ltd.	668,000	4,309,788
CNH Industrial NV	253,480	4,920,554
Coca-Cola Europacific Partners PLC (e)	24,266	1,354,377
Coca-Cola European Partners PLC (e)	28,200	1,577,226
Compass Group PLC (a)	432,983	9,682,353
Croda International PLC	33,885	4,644,629
DCC PLC	23,338	1,912,414
Diageo PLC	571,627	31,248,337
Entain PLC (a)	138,378	3,154,381
Experian PLC	224,080	11,023,308
GlaxoSmithKline PLC	1,231,573	26,799,762
Halma PLC	90,345	3,915,769
Hargreaves Lansdown PLC	90,128	1,654,101
HSBC Holdings PLC (a)	5,002,228	30,397,241
Imperial Brands PLC	234,471	5,133,669
Informa PLC (a)	351,207	2,457,427
InterContinental Hotels Group PLC (a)	46,614	3,018,548
Intertek Group PLC	39,105	2,981,973
J Sainsbury PLC	424,217	1,584,694
JD Sports Fashion PLC (a)	647,470	1,910,032
Johnson Matthey PLC	46,740	1,295,261
Just Eat Takeaway.com NV (a)(d)	45,155	2,488,947
Kingfisher PLC	521,819	2,391,029
Land Securities Group PLC REIT	168,381	1,770,686

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

Security Description	Shares	Value
Legal & General Group PLC	1,478,552	$ 5,957,809
Lloyds Banking Group PLC	17,255,712	11,171,817
London Stock Exchange Group PLC	79,540	7,465,894
M&G PLC	657,048	1,775,428
Melrose Industries PLC	1,060,342	2,296,452
National Grid PLC	865,517	12,424,031
Natwest Group PLC	1,442,359	4,409,283
Next PLC	33,607	3,709,799
Ocado Group PLC (a)	117,549	2,671,615
Pearson PLC	177,492	1,474,158
Persimmon PLC	78,432	3,033,993
Phoenix Group Holdings PLC	160,128	1,416,695
Prudential PLC	635,815	10,975,735
Reckitt Benckiser Group PLC	176,297	15,143,776
RELX PLC (e)	370,342	12,048,667
RELX PLC (e)	107,309	3,480,346
Rentokil Initial PLC	469,049	3,710,172
Rolls-Royce Holdings PLC (a)	2,047,379	3,407,552
Sage Group PLC	253,546	2,927,960
Schroders PLC	29,656	1,429,966
Segro PLC REIT	298,484	5,807,506
Severn Trent PLC	65,013	2,595,036
Smith & Nephew PLC	220,194	3,857,758
Smiths Group PLC	103,073	2,205,096
Spirax-Sarco Engineering PLC	18,806	4,088,222
SSE PLC	250,762	5,600,740
St James's Place PLC	137,616	3,137,943
Standard Chartered PLC	660,921	4,014,007
Taylor Wimpey PLC	957,030	2,274,918
Tesco PLC	1,920,205	7,539,783
Unilever PLC	635,821	33,978,166
United Utilities Group PLC	163,464	2,411,088
Vodafone Group PLC	6,886,434	10,470,862
Whitbread PLC (a)	47,598	1,930,850
WPP PLC	293,145	4,444,978
		515,541,318
UNITED STATES — 1.5%
CyberArk Software, Ltd. (a)	9,700	1,680,816
Ferguson PLC	55,303	9,816,321
Fiverr International, Ltd. (a)	8,000	909,600
Inmode, Ltd. (a)	13,700	966,946
James Hardie Industries PLC CDI	110,760	4,453,202
QIAGEN NV (a)	56,343	3,138,948
Schneider Electric SE	133,560	26,193,983
Stellantis NV (e)	201,298	3,817,862
Security Description	Shares	Value
Stellantis NV (e)	298,712	$ 5,668,154
Swiss Re AG	74,938	7,423,480
Tenaris SA	115,458	1,209,262
		65,278,574
TOTAL COMMON STOCKS (Cost $3,189,906,269)		4,251,150,974

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	24,646,528	24,648,993
State Street Navigator Securities Lending Portfolio II (h) (i)	21,854,737	21,854,737
TOTAL SHORT-TERM INVESTMENTS (Cost $46,503,730)		46,503,730
TOTAL INVESTMENTS — 98.9% (Cost $3,236,409,999)		4,297,654,704
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		48,905,299
NET ASSETS — 100.0%		$ 4,346,560,003
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	789	03/18/2022	$91,068,228	$91,595,010	$526,782

During the period ended December 31, 2021, average notional value related to futures contracts was $91,410,520.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,251,150,974	$—	$—	$4,251,150,974
Short-Term Investments	46,503,730	—	—	46,503,730
TOTAL INVESTMENTS	$4,297,654,704	$—	$—	$4,297,654,704
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	526,782	—	—	526,782
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 526,782	$—	$—	$ 526,782
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,298,181,486	$—	$—	$4,298,181,486
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	16.6%
Industrials	15.8
Health Care	12.5
Consumer Discretionary	12.2
Consumer Staples	10.1
Information Technology	9.4
Materials	7.4
Communication Services	4.4
Utilities	3.3
Energy	3.3
Real Estate	2.8
Short-Term Investments	1.1
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,248,210	$66,261,459	$ 650,714,412	$ 692,323,488	$(3,390)	$—	24,646,528	$24,648,993	$ 34,799
State Street Navigator Securities Lending Portfolio II	23,014,357	23,014,357	417,516,576	418,676,196	—	—	21,854,737	21,854,737	251,890
Total		$89,275,816	$1,068,230,988	$1,110,999,684	$(3,390)	$—		$46,503,730	$286,689
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in unaffiliated issuers, at value*	$4,251,150,974
Investments in affiliated issuers, at value	46,503,730
Total Investments	4,297,654,704
Foreign currency, at value	11,585,056
Net cash at broker	4,200,501
Receivable from broker — accumulated variation margin on futures contracts	528,810
Receivable for investments sold	40,440,705
Dividends receivable — unaffiliated issuers	3,014,336
Dividends receivable — affiliated issuers	1,786
Securities lending income receivable — unaffiliated issuers	63,915
Securities lending income receivable — affiliated issuers	11,009
Receivable for foreign taxes recoverable	12,094,736
Prepaid expenses and other assets	540
TOTAL ASSETS	4,369,596,098
LIABILITIES
Payable upon return of securities loaned	21,854,737
Payable for investments purchased	459,707
Advisory fee payable	541,758
Custodian fees payable	116,315
Trustees’ fees and expenses payable	1,689
Professional fees payable	43,189
Printing and postage fees payable	12,904
Accrued expenses and other liabilities	5,796
TOTAL LIABILITIES	23,036,095
NET ASSETS	$4,346,560,003
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,189,906,269
Investments in affiliated issuers	46,503,730
Total cost of investments	$3,236,409,999
Foreign currency, at cost	$ 11,533,615
* Includes investments in securities on loan, at value	$ 60,960,522
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$122,081,927
Dividend income — affiliated issuers	34,799
Unaffiliated securities lending income	167,847
Affiliated securities lending income	251,890
Foreign taxes withheld	(10,200,571)
TOTAL INVESTMENT INCOME (LOSS)	112,335,892
EXPENSES
Advisory fee	4,890,604
Custodian fees	486,275
Trustees’ fees and expenses	55,594
Professional fees and expenses	77,343
Printing and postage fees	22,374
Insurance expense	996
Miscellaneous expenses	30,675
TOTAL EXPENSES	5,563,861
NET INVESTMENT INCOME (LOSS)	$106,772,031
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,389,265
Investments — affiliated issuers	(3,390)
Foreign currency transactions	(842,360)
Futures contracts	12,116,721
Net realized gain (loss)	16,660,236
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	291,095,595
Foreign currency translations	(807,636)
Futures contracts	(1,279,138)
Net change in unrealized appreciation/depreciation	289,008,821
NET REALIZED AND UNREALIZED GAIN (LOSS)	305,669,057
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$412,441,088
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 106,772,031	$ 79,376,253
Net realized gain (loss)	16,660,236	(107,404,189)
Net change in unrealized appreciation/depreciation	289,008,821	278,860,646
Net increase (decrease) in net assets resulting from operations	412,441,088	250,832,710
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	673,180,166	768,794,916
Withdrawals	(394,883,626)	(1,090,211,334)
Net increase (decrease) in net assets from capital transactions	278,296,540	(321,416,418)
Net increase (decrease) in net assets during the period	690,737,628	(70,583,708)
Net assets at beginning of period	3,655,822,375	3,726,406,083
NET ASSETS AT END OF PERIOD	$4,346,560,003	$ 3,655,822,375
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	11.25%	7.96%	22.11%	(13.83)%	25.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,346,560	$3,655,822	$3,726,406	$2,809,510	$2,855,669
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.15%	0.15%	0.14%
Net investment income (loss)	2.67%	2.35%	3.17%	2.96%	2.80%
Portfolio turnover rate	7%	8%	3%	14%	4%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$528,810	$—	$528,810
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	12,116,721	$—	12,116,721

21

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(1,279,138)	$—	(1,279,138)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains Eighty Five percent (85%) of the net proceeds and Fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains Ninety percent (90%) of the net proceeds and Ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$659,182,689	$252,156,122
22

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,336,946,266	$1,256,321,699	$295,086,479	$961,235,220
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 60,960,522	$ 21,854,737	$ 42,059,870	$ 63,914,607
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
23

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$21,854,737	$—	$—	$—	$21,854,737	$21,854,737
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Portfolio had no outstanding loans as of December 31, 2021.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market
24

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021

disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
25

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
26

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,021.90	$0.71	$1,024.50	$0.71
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
27

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Portfolio's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Portfolio’s liquidity risk, based on factors specific to the circumstances of the Portfolio. Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and SSGA FM’s management of each Portfolio’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
28

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	63	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	63	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December 2008, Chairman, Board Member and December 2008 to present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	63	None.
29

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - present) and Accounting Professor (1987 - present) at Fordham University.	63	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

30

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
31

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021) and Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

32

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

(b)	Not Applicable to Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $640,695 and $639,882, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $178,244 and $269,028, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $8,904,469 and $7,019,005, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust’s, if the engagement relates directly to the operations and financial reporting of the Trust’s;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $38,000,000 and $36,534,447, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 9, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 9, 2022